As filed with the U.S. Securities and Exchange Commission on February 2, 2026

Registration No. 033-13954

811-05141

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 178	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 179	☒

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive,

P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3224

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Morgan Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

Approximate Date of Proposed Public Offering ______________

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.
PACIFIC SELECT FUNDProspectus dated [May 1, 2026]
This Prospectus (“Prospectus”) tells you about certain funds of Pacific Select Fund (each a “Fund,” together the “Funds”). Each Fund offers Class I and Class P shares. The Prospectus is designed to help you make informed decisions about investment options available under certain variable annuity contracts or variable life insurance policies (“variable products”). The availability of the Funds as investment options within variable products may vary. You’ll find details about how an annuity contract or life insurance policy works, along with available investment options, in the applicable product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.
You should consult with your investment professional to determine which Fund or Funds may be suited to your financial needs, investment time horizon and risk comfort level. The investment adviser to Pacific Select Fund (the “Trust”) is Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”). PLFA has retained other portfolio management firms (or “sub-advisers”) to manage many of the Funds. More information about PLFA and the sub-advisers (each a “Manager,” together the “Managers”) can be found in the About Management section of this Prospectus.
U.S. Fixed Income Funds (Class I and Class P Shares)
Bond Plus Portfolio
Core Income Portfolio
Diversified Bond Portfolio
Floating Rate Income Portfolio
High Yield Bond Portfolio
Inflation Managed Portfolio
Intermediate Bond Portfolio
Short Duration Bond Portfolio
Total Return Portfolio

International Fixed Income Fund
Emerging Markets Debt Portfolio
U.S. Equity Funds (Class I and Class P Shares)
Dividend Growth Portfolio
Equity Index Portfolio
Focused Growth Portfolio
Growth Portfolio
Hedged Equity Portfolio
Large-Cap Core Portfolio
Large-Cap Growth Portfolio
Large-Cap Plus Bond Alpha Portfolio
Large-Cap Value Portfolio
Mid-Cap Growth Portfolio
Mid-Cap Plus Bond Alpha Portfolio
Mid-Cap Value Portfolio
QQQ® Plus Bond Alpha Portfolio
Small-Cap Equity Portfolio
Small-Cap Growth Portfolio
Small-Cap Index Portfolio
Small-Cap Plus Bond Alpha Portfolio
Small-Cap Value Portfolio
Value Portfolio
Value Advantage Portfolio

International Equity Funds (Class I and Class P Shares)
Emerging Markets Portfolio
International Equity Plus Bond Alpha Portfolio
International Growth Portfolio
International Large-Cap Portfolio
International Small-Cap Portfolio
International Value Portfolio

Sector Funds (Class I and Class P Shares)
Health Sciences Portfolio
Real Estate Portfolio
Technology Portfolio

Asset Allocation/Balanced Funds
Capital Appreciation Portfolio
[ESG Diversified Portfolio]
[ESG Diversified Growth Portfolio]
PSF Avantis Balanced Allocation Portfolio
Pacific Dynamix — Conservative Growth Portfolio
Pacific Dynamix — Moderate Growth Portfolio
Pacific Dynamix — Growth Portfolio
Pacific Dynamix — Aggressive Growth Portfolio
Portfolio Optimization Conservative Portfolio
Portfolio Optimization Moderate-Conservative Portfolio
Portfolio Optimization Moderate Portfolio
Portfolio Optimization Growth Portfolio
Portfolio Optimization Aggressive-Growth Portfolio

You should be aware that the U.S. Securities and Exchange Commission (“SEC”) and the Commodities Futures Trading Commission (“CFTC”) have not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. It is a criminal offense to say otherwise.

The Funds are only available as underlying investment options for variable life insurance policies and variable annuity contracts issued or administered by Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”) and to the Portfolio Optimization Portfolios, the Investment Adviser and certain of its affiliates.
Certain Funds may not be available as an underlying investment option for your variable product, and not all share classes may be available for your variable product. For available investment options, consult a variable product prospectus or offering memorandum, or the separate account annual report. For variable product purchase information, consult a variable product prospectus by contacting your financial professional or visiting www.PacificLife.com.

Bond Plus Portfolio

Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses1	0.04%	0.04%
Total Annual Fund Operating Expenses	0.69%	0.49%
Less Fee Waiver2	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.64%	0.44%

1
“Other Expenses” are based on estimated amounts for the current fiscal year.

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2
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$65	$216
Class P	$45	$152
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to bonds and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, and Fidelity Diversifying Solutions LLC (“FDS”), sub-adviser to a portion of the Fund, manage the Fund as described further below.
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
PLFA managed portion:
For the PLFA managed portion of the Fund, PLFA seeks to gain exposure to debt securities using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to FDS to manage as described under the “FDS managed portion.”
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to debt securities through total return swap agreements and futures contracts on the Bloomberg US Aggregate Bond Index (the “Index”), a debt securities index that represents the investment grade, U.S. dollar-denominated, fixed rate taxable bond market. PLFA may also enter into total return swap agreements on exchange traded funds (“ETFs”) that seek to track the performance of the Index.
Using derivatives such as total return swap agreements and futures contracts on the Index or total return swap agreements on ETFs that track the performance of the Index is a way to obtain investment exposure to debt securities, as represented by the Index, and seek the returns of the Index without purchasing all of the securities in the Index. PLFA may also invest in U.S. Treasury futures contracts to gain exposure to debt securities that approximate key risk factors and performance attributes of the Index, such as duration.

This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use futures contracts and swap agreements (including total return swaps, interest rate swaps and credit default swaps) to implement its investment views on risk factors or performance attributes within the debt securities market, as represented by the Index. This could involve, for example, PLFA selling short U.S. Treasury futures contracts to express an investment view for lower duration relative to the Index, or doing the opposite.
FDS managed portion:
FDS manages its portion of the Fund to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
PLFA managed portion
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ETF Market Trading Risk: An ETF faces numerous market trading risks, including the potential lack of an active market for ETF shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the ETF. Any of these factors, among others, may lead to the ETF’s shares trading above NAV (at a premium) or below NAV (at a discount). Thus, an investor may pay more (or less) than NAV when buying shares of the ETF in the secondary market, and may receive less (or more) than NAV when selling those shares in the secondary market. The portfolio managers cannot predict whether shares will trade at a premium or discount or at NAV. The Fund has indirect exposure to ETF Market Trading Risk through its investments in total return swap agreements on an ETF.

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Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes this portion of the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

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Non-Diversification Risk: In seeking to gain exposure to the performance of the Index, this portion of the Fund may have exposure to a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, this portion of the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

FDS managed portion
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Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.
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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Risks for both portions of the Fund
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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, the Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

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Derivatives Risk: The use of futures contracts, options (FDS managed portion only) or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

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Leverage Risk: The Fund may invest in futures contracts, options (FDS managed portion only) or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
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Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

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Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 31, 2024)	[__]%	[__]%
Class P (incepted October 31, 2024)	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the PLFA managed portion of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Samuel S. Park, Director and Portfolio Manager	Since 2024 (Fund Inception)
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Sub-Adviser — Fidelity Diversifying Solutions LLC. The persons jointly and primarily responsible for day-to-day management of the FDS managed portion of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Julian Potenza, CFA, Portfolio Manager	Since 2024 (Fund Inception)
David DeBiase, CFA, Portfolio Manager	Since 2024 (Fund Inception)
Rob Galusza, Portfolio Manager	Since 2024 (Fund Inception)
John Mistovich, Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Core Income Portfolio

Investment Goal
This Fund seeks a high level of current income; capital appreciation is of secondary importance.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.50%	0.50%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.05%
Total Annual Fund Operating Expenses	0.76%	0.55%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$78	$243	$422	$942
Class P	$56	$176	$307	$689
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. The Fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. As of December 31, 2025, the duration of the Bloomberg US Aggregate Bond Index was [__] years, and the duration of the Fund was [__] years.
Fundamental Research Process. Individual investment selection is based on the sub-adviser’s fundamental research process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

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Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Aristotle Pacific Capital, LLC began managing the Fund on April 17, 2023. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 27, 2015)	[__]%	[__]%	[__]%
Class P (incepted April 27, 2015)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
David Weismiller, CFA, Senior Managing Director and Portfolio Manager	Since 2015 (Fund Inception)
Michael Marzouk, CFA, Senior Managing Director and Portfolio Manager	Since 2016
Brian M. Robertson, CFA, Senior Managing Director and Portfolio Manager	Since 2016
Ying Qiu, CFA, Managing Director and Portfolio Manager	Since 2021
Jeff Klingelhofer, CFA, Managing Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Diversified Bond Portfolio

Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.64%	0.44%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$65	$205	$357	$798
Class P	$45	$141	$246	$555
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt securities.
The Fund may invest in debt securities of any maturity and credit quality.
The Fund is divided into two portions, each of which is managed by a different portfolio management team at the Fund’s sub-adviser. Each team uses different investment strategies in seeking to achieve the investment goal of the Fund. Pacific Life Fund Advisors, LLC (“PLFA”) is the Fund’s investment adviser and selected these two strategies, the Core Plus Full Discretion and Core Plus Relative Return strategies, to be utilized by the Fund because of their different approaches to investing in fixed income. PLFA monitors the performance of each strategy on an ongoing basis. PLFA generally allocates the Fund’s assets equally between the two strategies but, subject to PLFA’s discretion, may change the allocation or rebalance as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice. PLFA allocates assets to each strategy in an effort to increase diversification among securities and investment strategies in seeking to increase the Fund’s potential for investment return while managing its risk and volatility. In addition, PLFA analyzes the risks arising from the investments of each strategy; evaluates the impact of any risk exposures on the Fund’s risk/return objectives; contemplates valuations, investor sentiment and other economic factors; and considers adjustments to strategy allocations as a result. The Fund may deviate from PLFA’s intended strategy allocation due to cash flows and changes to asset values.
The Fund may lend its portfolio holdings to certain financial institutions.
The two portions and their corresponding investment strategies are as follows:
Core Plus Full Discretion portion:
This strategy employs an opportunistic style based on a bottom-up value-driven investment process combined with a macroeconomic and credit cycle perspective (the sub-adviser’s framework for identifying improving or deteriorating credit fundamentals). The strategy emphasizes a long-term view of market developments, with the intention to hold securities through a credit cycle as their fundamental credit characteristics improve. The strategy views the entire spectrum of fixed income markets as a global opportunity set from which to choose the most attractive total return opportunities, regardless of the sector.
Fixed income investments for this portion of the Fund may include securities issued by U.S. and foreign corporations and governments, bank loans and collateralized loan obligations (“CLOs”), commercial and residential mortgage-backed securities and other asset-backed securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and structured notes.

This portion of the Fund will normally invest at least 80% of its assets in investment grade fixed income investments and may invest up to 15% of its assets in fixed income securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or, if unrated, are of comparable quality as determined by the sub-adviser.
This portion of the Fund may invest up to 30% of its assets in foreign securities (including emerging markets securities), which includes up to 20% in foreign currency-denominated securities. This portion of the Fund may also invest in obligations of supranational entities without limit (supranational entities are entities designated or supported by national governments to promote economic reconstruction, development or trade amongst nations, such as the World Bank).
This portion of the Fund may use futures contracts, forward commitments and swaps (i.e., derivatives) for hedging and investment purposes.
This portion of the Fund expects to maintain a weighted average effective duration within five years (plus or minus) of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. As of December 31, 2025, the duration of the Bloomberg US Aggregate Bond Index was [__] years, the duration of this portion of the Fund was [__] years, and the duration of the Fund was [__] years.
When selecting securities to buy or sell for this portion of the Fund, the team considers the financial strength of the issuer, current interest rates, current valuations, the team’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the team’s expectations concerning the potential return of those investments.
Core Plus Relative Return portion:
This strategy focuses on the credit cycle as the primary driver of interest rates and credit spreads. The investment process primarily looks at macroeconomic factors in its analyses, and is designed to balance yield with capital preservation. The strategy will generally take on greater risk in stable and improving environments when credit valuations are considered to be undervalued, while emphasizing liquidity and quality through economic downturns. The strategy uses security selection based on fundamental, bottom-up credit analysis as an additional source of added value. The strategy is benchmark-aware, and seeks to outperform the Fund’s benchmark. The strategy also performs risk management analyses relative to the Fund’s benchmark to manage the volatility of this portion of the Fund. Traditional risk analytics (including tracking error) are complemented by forward-looking scenario analyses for a more comprehensive risk picture.
Fixed income investments for this portion of the Fund may include securities issued by U.S. and foreign corporations and governments, securities issued by supranational entities, U.S. government-sponsored agency debenture and pass-through securities, commercial mortgage-backed and other asset-backed securities, and inflation-linked securities. This portion of the Fund may also invest in Rule 144A securities, structured notes, foreign securities (including those in emerging markets) and mortgage-related securities.
This portion of the Fund will normally invest at least 80% of its assets in investment-grade fixed income securities, and may invest up to 20% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.
This portion of the Fund may use futures contracts, forward commitments and swaps (i.e., derivatives) for hedging and investment purposes.
This portion of the Fund expects to maintain a weighted average effective duration within two years (plus or minus) of the Fund’s benchmark index, the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. As of December 31, 2025, the duration of the Bloomberg US Aggregate Bond Index was [__] years, the duration of this portion of the Fund was [__] years, and the duration of the Fund was [__] years.
When selecting securities for this portion of the Fund, purchase and sale considerations by the team include overall portfolio yield, interest rate sensitivity across different maturities held, fixed-income sector fundamentals and outlook, technical supply/demand factors, credit risk, cash flow variability, security-specific characteristics, as well as potential currency and liquidity risk. The team also considers economic factors. Individual securities are assessed on a risk/return basis, both on a benchmark-relative and on an absolute return basis, and on their fit within the overall strategy.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Leverage Risk: The Fund may invest in forward commitments, futures contracts, options or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

•
Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

•
Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund with regard to the allocation of Fund assets among the two strategies. For example, the use of one strategy of the Fund that provides greater profitability to PLFA than the other may create an incentive for PLFA to use that strategy. PLFA seeks to identify and address any potential conflicts in a manner that is fair to the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Loomis, Sayles & Company, L.P. began managing the Fund on November 1, 2023, and some investment policies changed at that time. Another firm managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2006)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Loomis, Sayles & Company, L.P. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Core Plus Full Discretion Portion
Matthew J. Eagan, CFA, Portfolio Manager	Since 2023
Brian P. Kennedy, Portfolio Manager	Since 2023
Core Plus Relative Return Portion
Peter W. Palfrey, CFA, Portfolio Manager	Since 2023
Richard G. Raczkowski, Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Floating Rate Income Portfolio

Investment Goal
This Fund seeks a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.65%	0.65%
Service Fee	0.20%	N/A
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.92%	0.72%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests principally in income producing floating rate loans and floating rate debt securities. Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.
Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.
The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or, if unrated, are of comparable quality as determined by the sub-adviser. The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.
The Fund may invest up to 25% of its assets in U.S. dollar-denominated foreign investments, principally in developed markets.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Industrial sector.]
Fundamental Research Process. Individual investment selection is based on the sub-adviser’s fundamental research process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
An investment is generally sold when the sub-adviser believes that issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. For example, aerospace and defense companies can be significantly affected by government spending policies because they rely significantly on government demand for their products and services. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a leveraged loan market index that the Investment Adviser considers to be representative of the leveraged loan markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

Prior to September 15, 2025, the benchmark index for the Fund was the S&P UBS Leveraged Loan Index. The Fund changed its performance measurement benchmark index to the Morningstar LSTA US Leveraged Loan Index because the sub-adviser believes it better represents the universe of securities in which the Fund invests.
The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Aristotle Pacific Capital, LLC began managing the Fund on April 17, 2023. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 30, 2013)	[__]%	[__]%	[__]%
Class P (incepted April 30, 2013)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Morningstar LSTA US Leveraged Loan Index (reflects no deductions for fees, expenses, or taxes) (current index)	[__]%	[__]%	[__]%
S&P UBS Leveraged Loan Index (reflects no deductions for fees, expenses, or taxes) (former index)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Michael Marzouk, CFA, Senior Managing Director and Portfolio Manager	Since 2013 (Fund Inception)
C. Robert Boyd, Senior Managing Director and Portfolio Manager	Since 2025
Tommy Zhang, CFA, Senior Research Analyst and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

High Yield Bond Portfolio

Investment Goal
This Fund seeks a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.63%	0.43%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$64	$202	$351	$786
Class P	$44	$138	$241	$542
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The Fund principally invests in instruments that have intermediate to long term to maturity which generally means holdings with final maturities greater than one year. Debt instruments in which the Fund invest include corporate bonds and notes, which are given a low credit rating, or if unrated are of comparable quality as determined by the sub-adviser, including those of foreign issuers which are denominated in U.S. dollars. Bonds are given a credit rating based on the issuer’s ability to pay the quoted interest rate and maturity value on time. This may give the Fund more credit risk than other bond funds but also gives it the potential for higher income than investment grade bonds.
Fundamental Research Process. Individual investment selection is based on the sub-adviser’s fundamental research process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.
•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a high yield domestic debt market index that the Investment Adviser considers to be representative of the high yield domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Aristotle Pacific Capital, LLC began managing the Fund on April 17, 2023. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Brian M. Robertson, CFA, Senior Managing Director and Portfolio Manager	Since 2011
John Brueggemann, Senior Research Analyst and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Inflation Managed Portfolio

Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.72%	0.72%
Interest Expense	0.67%	0.67%
All Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.32%	1.12%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$134	$418	$723	$1,590
Class P	$114	$356	$617	$1,363
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed debt securities. It is expected that the amount invested in or exposed to inflation-indexed debt securities (either through cash market purchases, forward commitments or other derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed debt securities are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed debt securities and/or interest payable on such securities tends to fall. Duration management is a fundamental part of the investment strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.
The Fund may also invest in debt securities issued by the U.S. government or its agencies and foreign governments in developed countries or their agencies; debt securities issued by U.S. and foreign companies in developed countries; mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; and derivative instruments including forward commitments relating to the previously mentioned securities. The Fund may invest up to 30% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies; however, the Fund will maintain no foreign currency exposure from these securities and currencies by hedging back any foreign currency-denominated investments into U.S. dollars through the use of foreign currency derivatives such as foreign currency futures, options and forward commitments. The Fund may invest beyond the above limit in U.S. dollar-denominated securities of developed market foreign issuers.
The factors that will most influence the Fund’s performance are actual and expected inflation rates, as well as changes in real and nominal interest rates. (A real interest rate is the nominal interest rate less expected inflation.) A decline in real and nominal interest rates may benefit Fund performance, as could an increase in the actual rate of inflation. Conversely, rising real and nominal interest rates, and a decline in actual inflation or expected inflation, may have a negative impact on Fund performance. Total return is made up of coupon income plus any gains or losses in the value of the Fund’s securities.
When selecting securities, the sub-adviser:
?
•
Decides what duration to maintain. Generally, the sub-adviser expects the Fund’s weighted average duration to be within approximately 3 years (plus or minus) of the duration of the Bloomberg US TIPS Index. As of December 31, 2025, the duration of the Bloomberg US Treasury Inflation Protected Securities (“TIPS”) Index was [__] years, and the duration of the Fund was [__] years.

•
Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

•
Chooses companies to invest in by carrying out a credit analysis of potential investments.

The sub-adviser frequently uses futures contracts, forward commitments, swaps and options contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income. The Fund may use foreign currency derivatives such as foreign currency futures, options and forward commitments to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.
The Fund is also expected to be invested substantially in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as sale-buybacks or dollar rolls).
In addition to the strategies described above, the Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.
The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

•
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•
Leverage Risk: The Fund may invest in forward commitments, futures contracts, options or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the

Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a treasury inflation protected securities domestic debt market index that the Investment Adviser considers to be representative of the treasury inflation protected securities domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Bloomberg US TIPS Index (reflects no deductions for fees, expenses or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Pacific Investment Management Company LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Daniel He, Executive Vice President and Portfolio Manager	Since 2019
Mike Cudzil, Managing Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Intermediate Bond Portfolio

Investment Goal
This Fund seeks to maximize total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.64%	0.44%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$65	$205	$357	$798
Class P	$45	$141	$246	$555
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt securities. These debt securities will be focused on investment grade intermediate-term debt securities (5 to 10 years to maturity) in order for the Fund to maintain a dollar-weighted average maturity between 4 and 12 years, but may also be invested in long-term debt securities (over 10 years to maturity). These debt securities are comprised of corporate bonds issued by U.S. entities, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed and mortgage-related securities. The Fund may invest a substantial portion of its assets in mortgage-related debt securities in the sub-adviser’s discretion.
The Fund may invest up to 15% of its assets in U.S. dollar-denominated debt securities issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may focus its investments in one country, in one or more regions, or small groups of countries.
The sub-adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the sub-adviser looks for individual fixed income investments that it believes will perform well over a market cycle. The sub-adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions in offering documents (like term to maturity) of the debt security or instrument and the legal structure (such as priority of payments in a multi-class structure) of the debt security.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.
•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
?
•
Geographic Focus Risk: If the the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class P shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	Since Inception
Class P (incepted October 23, 2020)	[__]%	[__]%	[__]%
Class I (incepted November 1, 2021)	[__]%	N/A	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — J. P. Morgan Investment Management Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Richard D. Figuly, Managing Director, Portfolio Manager	Since 2020 (Fund Inception)
Justin Rucker, CFA, Managing Director, Portfolio Manager	Since 2020 (Fund Inception)
Andrew Melchiorre, CFA, Managing Director, Portfolio Manager	Since 2023
Edward Fitzpatrick III, CFA, Managing Director, Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Short Duration Bond Portfolio

Investment Goal
This Fund seeks current income; capital appreciation is of secondary importance.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.64%	0.44%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$65	$205	$357	$798
Class P	$45	$141	$246	$555
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt securities (including derivatives on such securities). Normally the Fund will focus on high quality, investment grade securities. Generally, the sub-adviser expects to track the duration of the Bloomberg US 1-3 Year Government/Credit Bond Index (plus or minus a half-year), although the securities held may have short, intermediate, and long terms to maturity (the period of time until final payment is due). As of December 31, 2025, the duration of the Bloomberg US 1-3 Year Government/Credit Bond Index was [__] years, and the duration of the Fund was [__] years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. In addition to making active sector allocation and security selection decisions, the sub-adviser also monitors Fund duration as part of its management of this Fund. The Fund’s average effective maturity will normally not exceed 3 years.
The sub-adviser intends to invest principally in U.S. government and agency securities, mortgage-related securities, asset-backed securities, corporate debt securities and derivatives thereof, money market instruments, and repurchase agreements collateralized by U.S. government securities. The Fund may invest up to 25% of its assets in foreign debt denominated in U.S. dollars.
Within this broad structure, investment decisions reflect the sub-adviser’s outlook for interest rates and the economy as well as the prices, yields, and credit quality of the various securities.
The sub-adviser uses futures contracts and swaps (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures contracts are sold to hedge against currency fluctuations. Credit default swaps are used to protect the value of certain portfolio holdings or to manage the Fund’s overall exposure to changes in credit quality.
The sub-adviser may sell holdings for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Derivatives Risk: The use of futures contracts or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, and legal risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•
Leverage Risk: The Fund may invest in futures contracts or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic debt market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a short duration domestic debt market index that the Investment Adviser considers to be representative of the short duration domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2003)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — T. Rowe Price Associates, Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Michael F. Reinartz, CFA, Co-Portfolio Manager	Since 2015
Steven M. Kohlenstein, CFA, Co-Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Total Return Portfolio

Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.32%	0.32%
Interest Expense	0.29%	0.29%
All Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.92%	0.72%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments, including instruments with characteristics of debt instruments (such as derivatives). The debt instruments in which the Fund principally invests are investment grade debt securities with varying terms to maturity (the period of time until final payment is due). The debt instruments in which the Fund invests include those issued by the U.S. government or its agencies; mortgage-related securities; asset-backed securities; commercial paper and other money market instruments; debt securities issued by foreign governments in developed countries or their agencies; debt securities issued by U.S. and foreign companies in developed countries; and convertible securities and inflation-indexed debt securities.
The Fund may invest up to 20% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies, although the Fund will normally limit its foreign currency exposure from these foreign currency-denominated securities and currencies to 10% of its assets. To maintain this 10% limit, the sub-adviser will hedge back any foreign currency-denominated investments exceeding this 10% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forward commitments. The Fund may invest beyond the above limits in U.S. dollar-denominated securities of developed market foreign issuers.
Duration management is a fundamental part of the management strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.
When selecting securities, the sub-adviser:
?
•
Decides what duration to maintain. Generally, the sub-adviser expects the Fund’s weighted average duration to be within approximately 2 years (plus or minus) of the duration of the Bloomberg US Aggregate Bond Index. As of December 31, 2025, the duration of the Bloomberg US Aggregate Bond Index was [__] years, and the duration of the Fund was [__] years.

•
Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

•
Chooses companies to invest in by carrying out a credit analysis of potential investments.

The sub-adviser may also invest in derivatives based on debt securities and frequently uses futures contracts, forward commitments, swaps and options contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures contracts, forward commitments or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.
The sub-adviser may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as when issued securities, and mortgage TBA (“to be announced”) transactions, which are purchased to gain exposure to the mortgage market. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as sale-buybacks or dollar rolls).
The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.
•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

•
Leverage Risk: The Fund may invest in forward commitments, futures contracts, options or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Pacific Investment Management Company LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Mohit Mittal, Chief Investment Officer of Core Strategies, Managing Director and Portfolio Manager	Since 2019
Mike Cudzil, Managing Director and Portfolio Manager	Since 2022
Amit Arora, CFA, Executive Vice President and Portfolio Manager	Since 2025
Jelle Brons, CFA, Executive Vice President and Portfolio Manager	Since 2025

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Emerging Markets Debt Portfolio

Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.78%	0.78%
Service Fee	0.20%	N/A
Other Expenses	0.11%	0.10%
Total Annual Fund Operating Expenses	1.09%	0.88%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	1.04%	0.83%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$106	$342	$596	$1,324
Class P	$85	$276	$483	$1,080
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments that are economically tied to emerging market countries, which may be represented by instruments such as derivatives. These instruments may be issued by governments (sovereigns), government-guaranteed or majority government-owned entities (quasi-sovereigns), government agencies and instrumentalities and corporate issuers and may be denominated in any currency, including the local currency of the issuer.
The sub-adviser considers emerging market countries for debt purposes to include any country excluding the following developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.
The Fund may invest up to 25% of its assets in issuers that are economically tied to any one emerging market country. The Fund may invest a relatively high percentage of its assets in securities of issuers in a small number of countries or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries. The Fund considers emerging markets to include frontier markets, which for the purpose of this Fund are considered countries whose markets are in the earlier stage of development and have not yet reached the level of development to be considered an emerging market country.
Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. When selecting investments, the sub-adviser decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.
The Fund may invest in debt instruments of any credit quality, including, without limit, non-investment grade (high yield/high risk, sometimes called “junk bonds”). The sub-adviser may use forward commitments, options, swaps and futures contracts. Forward commitments, options, swaps and futures contracts may be purchased or sold to gain or increase exposure to various markets, to shift currency exposure from one country to another, for efficient portfolio management purposes and/or to hedge against market fluctuations. These derivatives may also be used to attempt to reduce certain risks, hedge existing positions, adjust certain characteristics of the Fund and gain exposure to particular assets as a substitute for direct investment in the assets.

In selecting investments for the Fund, the sub-adviser follows a portfolio construction process, blending both technical and fundamental considerations. The investment philosophy focuses on total return, is not managed in reference to a benchmark, and invests with an intent to limit potential capital loss through active portfolio management, including asset allocation, credit selection and issuer diversification, and attempts to deliver a superior return adjusted for a minimal level of volatility through the whole market cycle.
The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
•
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

?
•
Geographic Focus Risk: If the the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
Leverage Risk: The Fund may invest in forward commitments, futures contracts, options or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Frontier Markets Risk: Frontier markets are those emerging markets considered to be among the smallest and least mature investment markets. Investments in frontier markets are subject to many of the same risks as investments in more mature emerging markets, but generally are less liquid and subject to greater price volatility than investments in more mature emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in more mature emerging markets or in developed markets.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Principal Global Investors, LLC began managing the Fund on November 1, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 30, 2012)	[__]%	[__]%	[__]%
Class P (incepted April 30, 2012)	[__]%	[__]%	[__]%
J.P. Morgan Emerging Markets Blended – Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Principal Global Investors, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Damien Buchet, CFA, Chief Investment Officer and Portfolio Manager	Since 2021
Christopher Watson, CFA, Senior Portfolio Manager	Since 2021
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Dividend Growth Portfolio

Investment Goal
This Fund seeks dividend income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.67%	0.67%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.90%	0.70%
Less Fee Waiver1	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	0.87%	0.67%

1
The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$89	$284	$496	$1,105
Class P	$68	$221	$387	$868
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund normally invests at least 65% of its assets in equity securities of dividend paying companies that the sub-adviser expects to increase their dividends over time and also provide long-term appreciation. The Fund principally invests in common stock. This Fund may invest up to 25% of its assets in securities of companies outside the U.S. not including American Depositary Receipts (“ADRs”) and securities of foreign companies registered in the U.S. The Fund generally holds large- and mid-capitalization companies.
In selecting investments, the sub-adviser favors companies with one or more of the following:
•
either a track record of, or the potential for, above-average earnings and dividend growth;

•
a competitive current dividend yield;

•
a sound balance sheet and solid cash flow to support future dividend increases;

•
a sustainable competitive advantage and leading market position; and

•
attractive valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could reduce the value of the issuer’s stock and the yield of the Fund and lower performance for the Fund.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a domestic equity market index of issuers with a history of increasing dividend payouts that the Investment Adviser considers to be representative of the domestic equity dividend paying markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 3, 2000)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Nasdaq® US Broad Dividend Achievers Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — T. Rowe Price Associates, Inc. The person primarily responsible for day-to-day management of the Fund is:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Thomas J. Huber, CFA, Vice President	Since 2010
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Equity Index Portfolio

Investment Goal
This Fund seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.05%	0.05%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.28%	0.08%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$29	$90	$157	$356
Class P	$8	$26	$45	$103
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark are those that are included in the S&P 500 Index. The S&P 500 Index is an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. As of December 31, 2025, the market capitalization range of the S&P 500 Index was approximately $[__] billion to $[__] trillion. The Fund principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 30, 1991)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — BlackRock Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jennifer Hsui, CFA, Chief Investment Officer, Managing Director and Portfolio Manager	Since 2019
Peter Sietsema, CFA, Director and Senior Portfolio Manager	Since 2023
Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Focused Growth Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.71%	0.71%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.95%	0.75%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$97	$303	$525	$1,166
Class P	$77	$240	$417	$930
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests primarily in domestic and foreign equity securities (including common stock and warrants) selected for their growth potential. The Fund may invest in companies of any capitalization size, from larger, well-established companies to smaller, emerging growth companies. The Fund normally focuses its investments in a core group of common stocks of companies which are prominent within their industry and which the sub-adviser believes have competitive advantages. As such, the Fund may invest in a smaller number of holdings.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector and Communications sector.]
The sub-adviser applies a “bottom up” approach in choosing investments in which it looks for companies with earnings growth potential that may not be recognized by the market at large.
The Fund invests in foreign securities, including in emerging market countries, that are either U.S. dollar or foreign currency-denominated.
The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Small Number of Holdings Risk: Because performance may be dependent on a smaller number of holdings, the Fund may be more adversely impacted by price volatility than funds with a greater number of holdings.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Communications Sector Risk: Companies in the Communications sector may be adversely impacted by rapid obsolescence of products and services as a result of technological improvements and innovations, intense competitive pressures such as pricing and cost competition and technological advancements by competitors, and changing consumer preferences which create unpredictability with supply and demand for a company’s products. Companies in the communications sector may also be affected by outsized research and development costs, substantial capital requirements and changes in government regulation. While all companies are susceptible to cybersecurity breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of information or disruptions in service, which could have a material adverse effect on their businesses.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
?
•
Geographic Focus Risk: If the the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a growth domestic equity market index that the Investment Adviser considers to be representative of the growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted October 2, 2000)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Janus Henderson Investors US LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Nick Schommer, CFA, Portfolio Manager	Since 2016
Brian Recht, Portfolio Manager	Since 2022
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Growth Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.55%	0.55%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.78%	0.58%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$80	$249	$433	$966
Class P	$59	$186	$324	$726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund normally invests primarily in common stocks. The sub-adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (also called growth companies). The sub-adviser primarily invests in large-capitalization companies and may also invest in mid-capitalization companies. The Fund may invest up to 25% of its assets in foreign securities that are either U.S. dollar or foreign currency-denominated.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
The sub-adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.
The sub-adviser may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

?
•
Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the

Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.
•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a growth domestic equity market index that the Investment Adviser considers to be representative of the growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1994)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — MFS Investment Management. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Eric Fischman(*) , CFA, Investment Officer and Portfolio Manager	Since 2013
Bradford Mak, Investment Officer and Portfolio Manager	Since 2021
Tim Dittmer	Since 2025

*
It is expected that on or about June 1, 2026, Eric Fischman will no longer be a portfolio manager for this Fund.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Hedged Equity Portfolio

Investment Goal
This Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.60%	0.60%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.85%	0.65%
1
Expense information has been restated to reflect current fees.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$87	$271	$471	$1,049
Class P	$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund uses an enhanced index strategy to invest in these equity securities, which primarily consist of common stocks of large capitalization U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. Under an enhanced index strategy, not all of the stocks in the S&P 500 Index, the Fund’s primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
The Fund will also systematically purchase and sell exchange traded put options and sell exchange traded call options, employing an option overlay known as a “Put/Spread Collar” strategy. The options may be based on the S&P 500 Index or on exchange-traded funds (“ETFs”) that replicate the S&P 500 Index (“S&P 500 ETFs”). The combination of the diversified portfolio of equity securities, the downside protection from the index put options and the income from the index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Index with lower volatility than traditional long-only equity strategies.
The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The put option spreads are intended to protect the Fund from market losses of between -5% and -20% (measured by the Fund’s benchmark) on a quarterly basis, meaning that the Fund will generally participate in a loss between 0% and -5% over that quarter if the market decreases to those respective percentages.

The Fund is expected to be protected from losses between -5% and -20%. However, if the market generally moves down below 20%, the Fund would generally participate in the loss of the first 5% plus any loss after the 20% loss in the market. For example, if over a quarter the market (measured by the Fund’s benchmark) were to decrease 25%, the Fund would generally participate in a 10% loss. The sub-adviser intends to maintain this level of downside protection for the Fund on a quarter to quarter basis. The premiums received from selling index call options are intended to substantially offset the cost of the put option spread, but selling the call options also reduces the Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will cap the upside potential once the market price rises to the option’s strike price. In rising markets, the Fund’s total returns are generally expected to be capped between 3.5% and 5.5% over a quarter (inclusive of dividend). Conditions may vary that could alter this cap. For example, the cap would likely be lower in lower volatility environments and higher in higher volatility environments, reflecting the market pricing of the call options. In addition, the Fund’s actual returns may be higher or lower than the above ranges based on the performance of the Fund’s portfolio of equity securities relative to its benchmark. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also hedge the position with the use of a short position in S&P 500 Index futures or S&P 500 ETFs.
In addition to the use of the Put/Spread Collar strategy described above, the Fund may use future contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.
There are no assurances that the Fund will successfully implement these hedging strategies; actual returns may vary substantially.
Investment Process — Enhanced Index:
To implement the enhanced index strategy, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies in each sector group according to their relative value.
The sub-adviser then buys and sells equity securities for the Fund using the research and valuation rankings as a basis. In general, the sub-adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the sub-adviser often considers a number of other criteria:
•
catalysts that could trigger a rise in a stock’s price

•
impact on the overall risk of the portfolio relative to the S&P 500 Index

•
high perceived potential reward compared to perceived potential risk

•
possible temporary mispricings caused by apparent market overreactions.

Investment Process — Options Overlay Strategy:
To implement the Put/Spread Collar strategy, the sub-adviser utilizes exchange traded equity options based either on the S&P 500 Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Hedged Equity Strategy Risk: The Fund’s investment strategies may not always provide greater market protection than other equity instruments particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Options Risk: The value of the Fund’s positions in equity index options or options on S&P 500 ETFs will fluctuate in response to changes in the value of the underlying index or security. Writing index call options or options on S&P 500 ETFs can reduce equity securities risk, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•
Derivatives Risk: The use of futures contracts or options (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted April 30, 2021)	[__]%	[__]%
Class P (incepted April 30, 2021)	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — J.P. Morgan Investment Management Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Hamilton Reiner, Portfolio Manager	Since 2021 (Fund Inception)
Raffaele Zingone, CFA, Portfolio Manager	Since 2021 (Fund Inception)
Matthew P. Bensen, Portfolio Manager	Since 2024
Judy Jansen, Portfolio Manager	Since 2024
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Large-Cap Core Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.68%	0.48%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$69	$218	$379	$847
Class P	$49	$154	$269	$604
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in the equity securities of large-capitalization companies.
The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of companies included in the S&P 500 Index, which measures the performance of the large-capitalization segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the S&P 500 Index was approximately $[__] billion to $[__] trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] trillion.
The Fund focuses on those equity securities that the sub-adviser considers attractively valued and seeks to outperform the Fund’s benchmark index through superior stock selection.
The Fund primarily invests in the common stock of U.S. companies but may also invest up to 20% of its assets in the common stock of foreign issuers that are U.S. dollar-denominated, including depositary receipts. The Fund may also invest in mid-capitalization companies.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
In managing the Fund, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies according to their relative value. The sub-adviser then buys and sells equity securities using the research and valuation rankings as a basis.
In general, the sub-adviser buys equity securities that reflect a growth style and/or value style (“core”) and that are identified as attractively valued, and considers selling them when they appear to be overvalued or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.
•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
J.P. Morgan Investment Management Inc. began managing the Fund on May 1, 2022, and some investment policies changed at that time. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — J.P. Morgan Investment Management Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Scott Davis, Managing Director and Portfolio Manager	Since 2022
Shilpee Raina, CFA, Executive Director and Portfolio Manager	Since 2022
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Large-Cap Growth Portfolio

Investment Goal
This Fund seeks long-term growth of capital; current income is of secondary importance.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.94%	0.74%
Less Fee Waiver1	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	0.86%	0.66%

1
The investment adviser has agreed to waive 0.08% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$88	$292	$512	$1,147
Class P	$67	$229	$404	$911
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of large-capitalization companies. The Fund primarily invests in the common stock of large-capitalization U.S. companies that the sub-adviser believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of companies included in the Russell 1000 Growth Index, which measures the performance of the large-capitalization growth segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Growth Index was approximately [__] billion to $[__] trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] trillion.
The Fund may invest up to 20% of its assets in foreign securities of any capitalization size, including in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund may also invest up to 20% of its assets in the common stock of mid-capitalization and small-capitalization U.S. companies.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
In buying and selling securities for the Fund, the sub-adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
FIAM LLC began managing the Fund on May 1, 2023, and some investment policies changed at that time. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — FIAM LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jason Weiner, Co-Portfolio Manager	Since 2023
Asher Anolic, Co-Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Large-Cap Plus Bond Alpha Portfolio

Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses1	0.04%	0.04%
Total Annual Fund Operating Expenses	0.69%	0.49%
Less Fee Waiver2	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.64%	0.44%

1
“Other Expenses” are based on estimated amounts for the current fiscal year.

?
2
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$65	$216
Class P	$45	$152
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the U.S. large-capitalization equity market and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the large-cap portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
Large-Cap portion:
The term “large-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. large-capitalization equity market.
For the large-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. large-capitalization equity market using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. large-capitalization equity market through total return swap agreements and futures contracts on the S&P 500 Index (the “Index”), an equity securities index that represents the U.S. large-capitalization equity market.
PLFA generally considers a company to have a large market capitalization or to be a large-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the large-capitalization segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Index was approximately $[__] billion to $[__] trillion.
In seeking to gain exposure to the Index through the use of derivatives, this portion of the Fund will in turn be exposed to the same groups of industries/sectors in the same manner as the

Index, which may include a significant percentage to a single sector. Based upon the composition of the Index as of December 31, 2025, this portion of the Fund will likely be significantly represented by securities of companies in the Technology sector. The exposure of this portion of the Fund to sectors is likely to change over time as the composition of the Index changes over time.
This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
This portion of the Fund may also invest in futures contracts on other U.S. large-cap indices to gain exposure to the U.S. large-capitalization equity market. Using derivatives such as total return swap agreements and futures contracts is a way to obtain investment exposure to the U.S. large-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. large-capitalization equity market, such as large-cap growth or large-cap value. This could involve, for example, buying total return swap agreements on a large-cap growth index to express a positive view on large-cap growth as a sub-asset class. Another example could be hedging out part of the large-cap growth portion of the Index using derivatives, resulting in an overweight to the large-cap value portion, or doing the opposite.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
Large-Cap portion
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes this portion of the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Non-Diversification Risk: In seeking to gain exposure to the performance of the Index, this portion of the Fund may have exposure to a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, this portion of the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

Bond portion
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.
•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.
•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Risks for both portions of the Fund
•
Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, the Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

•
Derivatives Risk: The use of futures contracts, options (FDS managed portion only) or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Leverage Risk: The Fund may invest in futures contracts, options (FDS managed portion only) or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the

Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 31, 2024)	[__]%	[__]%
Class P (incepted October 31, 2024)	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Large-Cap portion of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Samuel S. Park, Director and Portfolio Manager	Since 2024 (Fund Inception)
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Sub-Adviser — Fidelity Diversifying Solutions LLC. The persons jointly and primarily responsible for day-to-day management of the Bond portion of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Julian Potenza, CFA, Portfolio Manager	Since 2024 (Fund Inception)
David DeBiase, CFA, Portfolio Manager	Since 2024 (Fund Inception)
Rob Galusza, Portfolio Manager	Since 2024 (Fund Inception)
John Mistovich, Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Large-Cap Value Portfolio

Investment Goal
This Fund seeks long-term growth of capital; current income is of secondary importance.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.60%	0.60%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.84%	0.64%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$86	$268	$466	$1,037
Class P	$65	$205	$357	$798
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
[Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in common stocks of large companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
The Fund may also invest up to 30% of its assets in foreign securities that are U.S. dollar denominated, including American Depositary Receipts (“ADRs”).
The sub-adviser looks for companies it believes are undervalued. The sub-adviser identifies potential investments through extensive quantitative and fundamental research. The Fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors: intrinsic value, sound business fundamentals and positive business momentum.
The sub-adviser will consider selling a portfolio security to pursue more attractive opportunities, or when it believes the security’s valuation is excessive, or when it believes that the issuer has deteriorating fundamentals.
The Fund may lend its portfolio holdings to certain financial institutions.]
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

?
•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

?
•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

?
•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

?
•
Quantitative Modeling Risk: In managing the Fund, the sub-adviser employs quantitative models as an investment management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon exposes the Fund to potential losses.

In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. There is no guarantee that the sub-adviser’s use of quantitative models will result in effective investment decisions.
•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
[ ] began managing the Fund on May 1, 2026. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1999)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — [_________]. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
[_____]	Since 2026
[_____]	Since 2026
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Mid-Cap Growth Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.93%	0.73%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.88%	0.68%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$90	$291	$510	$1,138
Class P	$69	$228	$401	$902
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The Fund invests primarily in the common stock of domestic, mid-capitalization (“mid-cap”) companies that the sub-adviser believes offer superior growth prospects.
The sub-adviser generally considers a company to be a mid-cap company if the company has a market capitalization within the range of companies included in the Russell Midcap Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range for the Russell Midcap Growth Index was approximately $[__] billion to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The sub-adviser selects most investments from companies included in the Russell Midcap Growth Index.
The sub-adviser implements the Fund’s strategy using a proprietary quantitative model that is designed to construct a portfolio driven by fundamental and technical stock selection variables. The portfolio managers play a role in building, utilizing, testing and modifying the financial algorithms and formulas used in the model.
The sub-adviser then reviews the proposed portfolio trades produced by the model in an effort to ensure that they are based on accurate and current information and, if necessary, makes adjustments to incorporate timely and accurate information prior to executing the trades.
The sub-adviser may sell securities for a variety of reasons, including: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment goal, strategies, limitations and other parameters. For the avoidance of doubt, portfolio sell decisions are generally determined by the proprietary quantitative model, but such decisions can be made pursuant to input from the portfolio management team.
The Fund may lend its portfolio holdings to certain financial institutions.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Quantitative Modeling Risk: In managing the Fund, the sub-adviser employs quantitative models as an investment management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon exposes the Fund to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. There is no guarantee that the sub-adviser’s use of quantitative models will result in effective investment decisions.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

?
•
a mid-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Federated MDTA LLC began managing the Fund on May 1, 2025. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Federated MDTA LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Daniel J. Mahr, CFA, Portfolio Manager	Since 2025
Damien Zhang, CFA, Portfolio Manager	Since 2025
Frederick L. Konopka, CFA, Portfolio Manager	Since 2025
John Paul Lewicke, Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Mid-Cap Plus Bond Alpha Portfolio

Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.06%
Total Annual Fund Operating Expenses	0.70%	0.51%
Less Fee Waiver2	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.65%	0.46%
1
Expense information has been restated to reflect current fees.
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2
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$66	$219	$385	$866
Class P	$47	$159	$280	$636
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the U.S. mid-capitalization equity market and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the mid-cap portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
Mid-Cap portion
The term “mid-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. mid-capitalization equity market.
For the mid-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. mid-capitalization equity market using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. mid-capitalization equity market through total return swap agreements and futures contracts on the Russell Midcap Index (the “Index”), an equity securities index that represents the U.S. mid-capitalization equity market.
PLFA generally considers a company to have a medium market capitalization or to be a mid-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the mid-capitalization segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Index was approximately $[__] million to $[__] billion.
This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
This portion of the Fund may also invest in futures contracts on other U.S. mid-cap indices to gain exposure to the U.S. mid-capitalization equity market. Using derivatives such as total return swaps and futures contracts is a way to obtain investment exposure to the U.S. mid-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. mid-capitalization equity market, such as mid-cap growth or mid-cap value. This could involve, for example, buying total return swap agreements on a mid-cap growth index to express a positive view on mid-cap growth as a sub-asset class. Another example could be hedging out part of the mid-cap growth portion of the Index using derivatives, resulting in an overweight to the mid-cap value portion, or doing the opposite.
Bond portion
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities and asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
Mid-Cap portion
•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

?
•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes this portion of the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

?
•
Non-Diversification Risk: In seeking to gain exposure to the performance of the Index, this portion of the Fund may have exposure to a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, this portion of the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

Bond portion
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Risks for both portions of the Fund
•
Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, the Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

•
Derivatives Risk: The use of futures contracts, options (FDS managed portion only) or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Leverage Risk: The Fund may invest in futures contracts, options (FDS managed portion only) or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Fidelity Diversifying Solutions LLC began managing the Bond portion of the Fund on November 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1999)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell Midcap Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Mid-Cap portion of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2024
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2024
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024
Samuel S. Park, Director and Portfolio Manager	Since 2024
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024
Sub-Adviser — Fidelity Diversifying Solutions LLC. The persons jointly and primarily responsible for day-to-day management of the Bond portion of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Julian Potenza, CFA, Portfolio Manager	Since 2024
David DeBiase, CFA, Portfolio Manager	Since 2024
Rob Galusza, Portfolio Manager	Since 2024
John Mistovich, Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Mid-Cap Value Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.04%
Total Annual Fund Operating Expenses	0.93%	0.74%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$95	$296	$515	$1,143
Class P	$76	$237	$411	$918
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of mid-capitalization companies. The sub-adviser generally considers a company to be a mid-capitalization company if the company has a market capitalization within the range of companies included in the Russell Midcap Value Index, which measures the performance of the mid-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range for the Russell Midcap Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
Under normal market conditions, the Fund invests primarily in common stock of U.S. companies that the sub-adviser identifies as having value characteristics. The Fund may also invest up to 15% of its assets in equity securities of foreign issuers that are U.S. dollar-denominated, including American Depositary Receipts (“ADRs”).
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
In selecting investments for the Fund, the sub-adviser examines various factors in determining the value characteristics of an issuer, including price-to-book-value ratios and price-to-earnings ratios. The sub-adviser also selects securities for the Fund based on a continuous study of trends in industries and companies, including the anticipated stability of earnings.
The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2009)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Boston Partners Global Investors, Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Steven L. Pollack, CFA, Senior Portfolio Manager	Since 2015
Timothy P. Collard, Portfolio Manager	Since 2023

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

QQQ® Plus Bond Alpha Portfolio

Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses1	0.04%	0.04%
Total Annual Fund Operating Expenses	0.69%	0.49%
Less Fee Waiver2	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses after Fee Waiver	0.60%	0.40%

1
“Other Expenses” are based on estimated amounts for the current fiscal year.

?
2
The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$61	$212
Class P	$41	$148
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the Nasdaq-100 Index® and/or the Nasdaq-100 Total Return® Index (the “Nasdaq-100 Indices”) and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the “QQQ” portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
QQQ portion:
The term “QQQ” in the Fund’s name refers to derivative investments used to gain exposure to the Nasdaq-100 Indices, large-cap growth equity indices designed to track the performance of 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market® based upon market capitalization.
For the QQQ portion of the Fund, PLFA seeks to gain exposure to the Nasdaq-100 Indices using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. Using derivatives such as total return swap agreements and futures contracts is a way to obtain the return of the Nasdaq-100 Indices that is the economic equivalent of, but does not involve investing in, all of the securities in those indices.
In seeking to gain exposure to the Nasdaq-100 Indices through the use of derivatives, this portion of the Fund will in turn be exposed to the same groups of industries/sectors in the same manner as the Nasdaq-100 Indices, which may include a significant percentage to a single sector. Based upon the composition of the Nasdaq-100 Indices as of December 31, 2025, this portion of the Fund will likely be significantly represented by securities of companies in the Technology sector. The exposure of this portion of the Fund to sectors is likely to change over time as the composition of the Nasdaq-100 Indices changes over time.

This portion of the Fund will not concentrate, except to the same approximate extent as the Nasdaq-100 Indices may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Nasdaq-100 Indices.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Nasdaq-100 Indices returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
QQQ portion
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes this portion of the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Non-Diversification Risk: In seeking to gain exposure to the performance of the Nasdaq-100 Indices, this portion of the Fund may have exposure to a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, this portion of the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

Bond portion
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Risks for both portions of the Fund
•
Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, the Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

•
Derivatives Risk: The use of futures contracts, options (FDS managed portion only) or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Leverage Risk: The Fund may invest in futures contracts, options (FDS managed portion only) or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
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•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

?
•
a large-capitalization growth equity market index designed to track the performance of 100 of the largest (based upon market capitalization) domestic and international non-financial companies listed on the Nasdaq Stock Market that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 15, 2024)	[__]%	[__]%
Class P (incepted October 15, 2024)	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index) (based on Class I inception date)	[__]%	[__]%
Nasdaq-100 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the QQQ portion of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Samuel S. Park, Director and Portfolio Manager	Since 2024 (Fund Inception)
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Sub-Adviser — Fidelity Diversifying Solutions LLC. The persons jointly and primarily responsible for day-to-day management of the Bond portion of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Julian Potenza, CFA, Portfolio Manager	Since 2024 (Fund Inception)
David DeBiase, CFA, Portfolio Manager	Since 2024 (Fund Inception)
Rob Galusza, Portfolio Manager	Since 2024 (Fund Inception)
John Mistovich, Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Small-Cap Equity Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.75%	0.75%
Service Fee	0.20%	N/A
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses1	0.02%	0.02%
Total Annual Fund Operating Expenses	1.04%	0.84%
Less Fee Waiver2	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Fee Waiver	0.94%	0.74%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

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2
The investment adviser has agreed to waive 0.10% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$96	$321	$564	$1,262
Class P	$76	$258	$456	$1,028
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies with small market capitalizations, including instruments with characteristics of small-capitalization equity securities (such as derivatives).
The Fund invests mainly in common stocks of small, publicly traded companies. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
This Fund is sub-advised by both Franklin Mutual Advisers, LLC (“Franklin”) and BlackRock Investment Management, LLC (“BlackRock”). Pacific Life Fund Advisors, LLC (“PLFA”) is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA has selected the Fund’s current sub-advisers because of their different approaches to investing in securities of companies with small market capitalizations. Franklin uses an active management style; BlackRock uses an index management style and seeks to track the performance of the Fund’s index. PLFA allocates the Fund’s assets between Franklin and BlackRock but subject to PLFA’s discretion may change the allocation or rebalance as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice. PLFA allocates assets to the sub-advisers to increase diversification among securities and investment styles in seeking to increase the Fund’s potential for investment return while managing its risk and volatility. In addition, PLFA analyzes the risks arising from the investments of each strategy; evaluates the impact of any risk exposures on the Fund’s risk/return objectives; contemplates valuations, investor sentiment and other economic factors; and considers adjustments to strategy allocations as a result. The Fund may deviate from PLFA’s intended strategy allocation due to cash flows and changes to asset values.
The sub-advisers normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
The Fund may lend its portfolio holdings to certain financial institutions.
Franklin managed portion: Franklin generally considers a company to be a small-capitalization company if it has a market capitalization that is no more than: (1) the largest market capitalization of a company in the Russell 2000 Index as of the most recent month end; or (2) the average of the month end largest market capitalization of a company in the Russell 2000 Index over the prior 12 months, whichever is greater. As of December 31, 2025, those capitalization amounts were (1) $[__] billion and (2) $[__] billion, respectively.
Franklin generally invests its portion of the Fund’s assets in common stocks that it believes are currently undervalued and have the potential for capital appreciation. In choosing investments that are undervalued, Franklin focuses on companies that have one or more of the following characteristics.
•
Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales — all relative to the market, a company’s industry or a company’s earnings history.

•
Recent sharp price declines but the potential for good long-term earnings prospects, in the sub-adviser’s opinion.

•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

In addition to price, Franklin, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales. Environmental, social and governance (“ESG”) related assessments of companies may also be considered. Franklin does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.
Franklin employs a bottom-up stock selection process.
Franklin may invest up to 25% of its portion of the Fund’s assets in securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), that may be U.S. dollar or foreign currency-denominated.
Franklin may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
BlackRock managed portion: BlackRock generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of companies included in the Russell 2000 Value Index, which measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 2000 Value Index was approximately $[__] million to $[__] billion. This portion of the Fund principally invests in common stock.
This portion of the Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Value Index by investing in a portfolio of securities in the Russell 2000 Value Index that collectively has an investment profile similar to that of the Russell 2000 Value Index. The sampling approach may result in a small part of this portion of the Fund being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s benchmark index. This portion of the Fund will not concentrate, except to the same approximate extent as the Fund’s benchmark index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). The weightings of this portion of the Fund are likely to change over time as the composition of the benchmark index changes over time.
This portion of the Fund will not deviate from the above noted strategies at any time for any reason.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
Franklin managed portion
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•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.
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•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

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•
ESG Considerations Risk: ESG considerations are one of a number of factors that Franklin examines when considering investments for the Fund and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. In addition, if considered, ESG considerations assessed as part of Franklin’s investment process may vary across types of eligible investments and issuers and not every ESG factor may be identified or evaluated for every investment in the Fund. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. While Franklin views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance. In addition, regulations and industry practices related to ESG are evolving rapidly, and Franklin’s practices may change if required to comply with such regulations or adopt such practices.

BlackRock managed portion
•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which the Fund seeks corresponding investment results as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

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•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

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•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

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•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

Risks for both portions of the Fund
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund with regard to the allocation of Fund assets among the two strategies. For example, the use of one strategy of the Fund that provides greater profitability to PLFA than the other may create an incentive for PLFA to use that strategy. PLFA seeks to identify and address any potential conflicts in a manner that is fair to the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 2, 2005)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Advisers — Franklin Mutual Advisers, LLC and BlackRock Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Franklin Mutual Advisers, LLC
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Steven B. Raineri, Senior Vice President, Lead Portfolio Manager	Since 2012
Christopher M. Meeker, CFA, Portfolio Manager	Since 2015
Nicholas A. Karzon, CFA, Portfolio Manager	Since 2019
BlackRock Investment Management, LLC
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jennifer Hsui, CFA, Chief Investment Officer, Managing Director and Portfolio Manager	Since 2019
Peter Sietsema, CFA, Director and Senior Portfolio Manager	Since 2023
Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Small-Cap Growth Portfolio

Investment Goal
This Fund seeks capital appreciation; no consideration is given to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.60%	0.60%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.84%	0.64%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$86	$268	$466	$1,037
Class P	$65	$205	$357	$799
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of companies included in the Russell 2000 Growth Index (which measures the performance of the small-capitalization growth segment of the U.S. equity universe) at the time of investment. As of December 31, 2025, the market capitalization range of the Russell 2000 Growth Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The sub-adviser focuses on investing the Fund’s assets, under normal circumstances, in companies that are considered by the sub-adviser to be positioned for long-term growth (“growth companies”).
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.]
The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The sub-adviser will also consider the valuation of companies when determining whether to buy and/or sell securities. The sub-adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates because of valuation and price considerations, for risk management purposes, when a company is deemed to be misallocating capital, or if a company no longer fits within the Fund’s definition of a small-cap company.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

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•
Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

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•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Goldman Sachs Asset Management, L.P. began managing the Fund on November 1, 2025. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 1, 1996)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Goldman Sachs Asset Management, L.P. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jessica Katz, Managing Director	Since 2025
Gregory Tuorto, Managing Director	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Small-Cap Index Portfolio

Investment Goal
This Fund seeks investment results that correspond to the total return of an index of small-capitalization companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.30%	0.30%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses1	0.02%	0.02%
Total Annual Fund Operating Expenses	0.58%	0.38%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$59	$186	$324	$726
Class P	$39	$122	$213	$480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark index are those companies that are included in the Russell 2000 Index, which measures the performance of the small-capitalization segment of the U.S. equity universe. The Fund principally invests in common stock. As of December 31, 2025, the market capitalization range of the Russell 2000 Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Index by investing in a portfolio of securities in the Russell 2000 Index that collectively has an investment profile similar to that of the Russell 2000 Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector).
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940 (the “1940 Act”), as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which the Fund seeks corresponding investment results as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1999)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — BlackRock Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jennifer Hsui, CFA, Chief Investment Officer, Managing Director and Portfolio Manager	Since 2019
Peter Sietsema, CFA, Director and Senior Portfolio Manager	Since 2023
Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Small-Cap Plus Bond Alpha Portfolio

Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses1	0.09%	0.09%
Total Annual Fund Operating Expenses	0.74%	0.54%
Less Fee Waiver2	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.69%	0.49%

1
“Other Expenses” are based on estimated amounts for the current fiscal year.

?
2
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$70	$232
Class P	$50	$168
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the U.S. small-capitalization equity market and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the small-cap portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
Small-Cap portion:
The term “small-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. small-capitalization equity market.
For the small-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. small-capitalization equity market using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. small-capitalization equity market through total return swap agreements and futures contracts on the Russell 2000 Index (the “Index”), an equity securities index that represents the U.S. small-capitalization equity market.
PLFA generally considers a company to have a small market capitalization or to be a small-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the small-capitalization segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Index was approximately $[__] million to $[__] billion.
This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
This portion of the Fund may also invest in futures contracts on other U.S. small-cap indices to gain exposure to the U.S. small-capitalization equity market. Using derivatives such as total return swap agreements and futures contracts is a way to obtain investment exposure to the U.S. small-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. small-capitalization equity market, such as small-cap growth or small-cap value. This could involve, for example, buying total return swap agreements on a small-cap growth index to express a positive view on small-cap growth as a sub-asset class. Another example could be hedging out part of the small-cap growth portion of the Index using derivatives, resulting in an overweight to the small-cap value portion, or doing the opposite.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
Small-Cap portion
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

?
•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes this portion of the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

?
•
Non-Diversification Risk: In seeking to gain exposure to the performance of the Index, this portion of the Fund may have exposure to a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, this portion of the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

Bond portion
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Risks for both portions of the Fund
•
Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, the Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.
•
Derivatives Risk: The use of futures contracts, options (FDS managed portion only) or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Leverage Risk: The Fund may invest in futures contracts, options (FDS managed portion only) or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
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•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

?
•
a small-cap domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 31, 2024)	[__]%	[__]%
Class P (incepted October 31, 2024)	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index) (based on Class I inception date)	[__]%	[__]%
Russell 2000 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Small-Cap portion of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Samuel S. Park, Director and Portfolio Manager	Since 2024 (Fund Inception)
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Sub-Adviser — Fidelity Diversifying Solutions LLC. The persons jointly and primarily responsible for day-to-day management of the Bond portion of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Julian Potenza, CFA, Portfolio Manager	Since 2024 (Fund Inception)
David DeBiase, CFA, Portfolio Manager	Since 2024 (Fund Inception)
Rob Galusza, Portfolio Manager	Since 2024 (Fund Inception)
John Mistovich, Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Small-Cap Value Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.75%	0.75%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.00%	0.80%
Less Fee Waiver1	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses after Fee Waiver	0.83%	0.63%

1
The investment adviser has agreed to waive 0.17% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$85	$301	$536	$1,209
Class P	$64	$238	$427	$974
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers the following to be small-capitalization companies: (i) companies smaller than the largest 1,000 U.S. companies; (ii) companies representing the bottom 10% of the market capitalization of all U.S. listed companies; and (iii) companies in the Russell 2000 Value Index, which measures the performance of the small-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 2000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
The Fund normally invests primarily in the common stock of companies located in the United States. To determine whether a company is a U.S. company, the sub-adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Russell 2000 Value Index.
In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions. In selecting investments for the Fund, the sub-adviser seeks securities of small-capitalization companies with higher profitability and value characteristics. The sub-adviser defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The sub-adviser defines “value characteristics” of an issuer mainly using adjusted book/price ratios (though other price to fundamental ratios may be considered).
The Fund may lend its portfolio holdings to certain financial institutions.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund on May 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2003)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — American Century Investment Management, Inc., through its division Avantis Investors. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Eduardo Repetto, Chief Investment Officer	Since 2024
Mitchell Firestein, Senior Portfolio Manager	Since 2024
Daniel Ong, Senior Portfolio Manager	Since 2024
Ted Randall, Senior Portfolio Manager	Since 2024
Matthew Dubin, Portfolio Manager	Since 2024
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Value Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.71%	0.71%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.95%	0.75%
Less Fee Waiver1	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses after Fee Waiver	0.86%	0.66%

1
The investment adviser has agreed to waive 0.085% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$88	$294	$517	$1,158
Class P	$67	$231	$408	$922
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in common stock. The sub-adviser focuses primarily on large-capitalization companies, emphasizing a value style of investing. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of companies included in the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The Fund may also invest in the equity securities of companies with medium market capitalizations (“mid-capitalization companies”).
In selecting investments for the Fund, the sub-adviser looks for companies whose stock price it believes may not adequately reflect the company’s value. The sub-adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the sub-adviser believes more accurately reflects the fair value of the company. The sub-adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.]
The sub-adviser may sell stocks it believes no longer meets its valuation criteria.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
?
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a value domestic equity market index that the Investment Adviser considers to be representative of the value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Putnam Investment Management, LLC began managing the Fund on November 1, 2024 and some investment policies changed at that time. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted October 2, 2000)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Putnam Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Darren A. Jaroch, CFA, Portfolio Manager	Since 2024
Lauren B. DeMore, CFA, Portfolio Manager	Since 2024
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Value Advantage Portfolio

Investment Goal
This Fund seeks to provide long-term total return from a combination of income and capital gains.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.66%	0.66%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.89%	0.69%
Less Fee Waiver1	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	0.87%	0.67%

1
The investment adviser has agreed to waive 0.02% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$89	$282	$491	$1,094
Class P	$68	$219	$382	$857
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests primarily in equity securities across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies. Equity securities in which the Fund primarily invests include common stocks.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
In managing the Fund, the sub-adviser employs a bottom-up approach to its selection of securities to identify undervalued companies that have the potential to grow their intrinsic values per share, and to purchase these companies at a discount.
The sub-adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a security that it believes offers a better investment opportunity.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a value domestic equity market index that the Investment Adviser considers to be representative of the value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 30, 2013)	[__]%	[__]%	[__]%
Class P (incepted April 30, 2013)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — J.P. Morgan Investment Management Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Scott Blasdell, Portfolio Manager	Since 2024
Graham Spence, Co-Portfolio Manager	Since 2020
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Emerging Markets Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.80%	0.80%
Service Fee	0.20%	N/A
Other Expenses	0.07%	0.09%
Total Annual Fund Operating Expenses	1.07%	0.89%
Less Fee Waiver1	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	1.04%	0.86%

1
The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$106	$337	$587	$1,303
Class P	$88	$281	$490	$1,093
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities (including American Depositary Receipts (“ADRs”)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries.
Companies whose principal activities are conducted in emerging market countries include issuers deemed to be economically tied to an emerging market country. The term “emerging markets” in the Fund’s name refers to those countries that are included in the MSCI Emerging Markets Index, an index that is designed to measure equity market performance of securities in emerging markets, and countries that are classified as an emerging market by MSCI, the World Bank, the International Finance Corporation or the United Nations and its agencies. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk.
The Fund principally invests in common stock and other equity securities. The Fund may invest in companies of all market capitalization sizes as well as both growth and value stocks. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, such as China, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to maintain investments in at least six emerging market countries.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
The sub-adviser uses both a bottom-up stock selection strategy and a top-down country selection strategy to manage the investments of the Fund.
The sub-adviser uses a quantitative style of management which utilizes proprietary models and market data and research, in combination with a qualitative overlay which incorporates the sub-adviser’s judgment and other non-quantifiable information into the investment process. The sub-adviser’s style of management overall emphasizes fundamentally-based stock and country selection, portfolio construction and implementation. The Fund’s investments are selected by the sub-adviser using fundamental research and a variety of quantitative techniques based on certain investment themes, including Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends, as follows:

•
Fundamental Mispricings seeks to identify high-quality businesses trading at a fair price, which the sub-adviser believes leads to strong performance over the long run.

•
High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives.

•
Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment.

•
Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment.

As part of the sub-adviser’s investment selection process, the sub-adviser utilizes proprietary models that assess a wide range of indicators. No one indicator, risk or consideration is determinative in the investment selection process. The sub-adviser may make investment decisions that deviate from those generated by the sub-adviser’s proprietary models, at the discretion of the sub-adviser. In addition, the sub-adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques based on the sub-adviser’s proprietary research.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.
•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
China Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving China, the Fund may be impacted by social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

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•
Geographic Focus Risk: If the the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.
•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Quantitative Modeling Risk: In managing the Fund, the sub-adviser employs quantitative models as an investment management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon exposes the Fund to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. There is no guarantee that the sub-adviser’s use of quantitative models will result in effective investment decisions.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Goldman Sachs Asset Management, L.P. began managing the Fund on May 1, 2025. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 1, 1996)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
MSCI Emerging Markets Index (reflects no deductions for Fees, expenses, or taxes)	[__]%	[__]%	[__]%

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Goldman Sachs Asset Management, L.P. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Len Ioffe, CFA, Managing Director and Senior Portfolio Manager	Since 2025
Osman Ali, CFA, Managing Director and Senior Portfolio Manager	Since 2025
Takashi Suwabe, Managing Director and Senior Portfolio Manager	Since 2025
Dennis Walsh, Managing Director and Senior Portfolio Manager	Since 2025
Raphael Shen, Managing Director and Senior Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

International Equity Plus Bond Alpha Portfolio

Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses1	0.06%	0.06%
Total Annual Fund Operating Expenses	0.71%	0.51%
Less Fee Waiver2	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.66%	0.46%

1
“Other Expenses” are based on estimated amounts for the current fiscal year.

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2
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$67	$222
Class P	$47	$159
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the international equity markets and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the international equity portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund.[ As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
International Equity portion:
The term “international equity” in the Fund’s name refers to derivative investments used to gain exposure to the international equity markets.
For the international equity portion of the Fund, PLFA seeks to gain exposure to the international equity markets using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the international equity markets through total return swap agreements and futures contracts on the MSCI Europe, Australasia and Far East (“EAFE”) Index (the “Index”), an equity securities index that represents the large- and mid-capitalization equity markets across various developed countries, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.
This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

This portion of the Fund may also invest in futures contracts on other international equity indices to gain exposure to the international equity markets. Using derivatives such as total return swap agreements and futures contracts is a way to obtain investment exposure to the international equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall international equity markets, such as international growth or international value, or single countries or geographic regions. This could involve, for example, buying total return swap agreements on an international growth index to express a positive view on international growth as a sub-asset class. Another example could be hedging out part of the international growth portion of the Index using derivatives, resulting in an overweight to the international value portion, or doing the opposite.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
International Equity portion
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Geographic Focus Risk: If the the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.
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Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes this portion of the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

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Non-Diversification Risk: In seeking to gain exposure to the performance of the Index, this portion of the Fund may have exposure to a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, this portion of the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

Bond portion
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

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Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Risks for both portions of the Fund
•
Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, the Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

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Derivatives Risk: The use of futures contracts, options (FDS managed portion only) or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Leverage Risk: The Fund may invest in futures contracts, options (FDS managed portion only) or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

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Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

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Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 31, 2024)	[__]%	[__]%
Class P (incepted October 31, 2024)	[__]%	[__]%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the International Equity portion of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Samuel S. Park, Director and Portfolio Manager	Since 2024 (Fund Inception)
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Sub-Adviser — Fidelity Diversifying Solutions LLC. The persons jointly and primarily responsible for day-to-day management of the Bond portion of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Julian Potenza, CFA, Portfolio Manager	Since 2024 (Fund Inception)
David DeBiase, CFA, Portfolio Manager	Since 2024 (Fund Inception)
Rob Galusza, Portfolio Manager	Since 2024 (Fund Inception)
John Mistovich, Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

International Growth Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.95%	0.75%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$97	$303	$525	$1,166
Class P	$77	$240	$417	$930
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
The Fund normally invests primarily in common stocks of foreign companies, either directly or through depositary receipts, that, in the sub-adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the sub-adviser’s assessment of their intrinsic value. Intrinsic value, according to the sub-adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of the company’s projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The Fund may invest in common stocks of foreign companies of any size located throughout the world that are U.S. dollar or foreign currency-denominated. The sub-adviser considers foreign companies to include those organized, headquartered or that have at least 50% of their assets or derive at least 50% of their revenues or profits from operations outside of the United States. These companies may be located or have substantial operations in emerging markets, provided that the Fund will not invest more than 15% of its net assets at the time of purchase in common stocks or depositary receipts of companies organized, headquartered or with substantial operations in emerging markets. The Fund may also purchase common stocks of U.S. companies. Any income realized will be incidental to the Fund’s investment goal. Common stocks and depositary receipts are considered equity securities.
The selection of common stocks is made through a process whereby companies are identified and selected as investments by examining quantitative and fundamental aspects of the company. This is a bottom up, fundamental method of analysis. The sub-adviser may decide to sell investments given a variety of circumstances, such as when an investment no longer appears to the sub-adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the sub-adviser believes is more compelling or to realize gains or limit losses.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.]
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 29, 2021)	[__]%	[__]%
Class P (incepted October 29, 2021)	[__]%	[__]%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — ClearBridge Investments, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Elisa Mazen, Managing Director, Portfolio Manager	Since 2021 (Fund Inception)
Michael Testorf, CFA, Managing Director, Portfolio Manager	Since 2021 (Fund Inception)
Pawel Wroblewski, CFA, Managing Director, Portfolio Manager	Since 2021 (Fund Inception)
Michael Feldman, CFA, Director, Portfolio Manager	Since 2026
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

International Large-Cap Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.77%	0.77%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	1.03%	0.83%
Less Fee Waiver1	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	1.00%	0.80%

1
The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$102	$325	$566	$1,257
Class P	$82	$262	$458	$1,023
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of large-capitalization companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of companies included in the MSCI Europe, Australasia and Far East (“EAFE”) Index. As of December 31, 2025, the market capitalization range for the MSCI EAFE Index (Net) was approximately $[__] billion to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The Fund invests primarily in common stocks and depositary receipts of foreign issuers, including up to 25% in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries.
The sub-adviser may invest the Fund’s assets in the stocks of companies that it believes have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.]
The sub-adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.
The sub-adviser may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend its portfolio holdings to certain financial institutions.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

?
•
Geographic Focus Risk: If the the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 3, 2000)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — MFS Investment Management. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Filipe Benzinho, Investment Officer and Portfolio Manager	Since 2016
Daniel Ling(*) , CFA, Investment Officer and Portfolio Manager	Since 2009
Harry Purcell, Investment Officer and Portfolio Manager	Since 2025

*
It is expected that on or about June 30, 2026, Daniel Ling will no longer be a portfolio manager for this Fund.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

International Small-Cap Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.85%	0.85%
Service Fee	0.20%	N/A
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	1.17%	0.97%
Less Fee Waiver1	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	1.15%	0.95%

1
The investment adviser has agreed to waive 0.015% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$117	$370	$642	$1,419
Class P	$97	$307	$534	$1,188
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of companies included in the MSCI Europe, Australasia and Far East (“EAFE”) Small Cap Index or the MSCI All Country World Index (“ACWI”) ex USA Small Cap Index, indices which measure the performance of the small-capitalization segment of the international equity universe. The size of the companies in each index changes with market conditions and the composition of the index. As of December 31, 2025, the market capitalization range of the MSCI EAFE Small Cap Index was approximately $[__] million to $[__] billion, and the market capitalization range of the MSCI ACWI ex USA Small Cap Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
Normally, the Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, that may be U.S. dollar or foreign currency-denominated. The Fund normally invests primarily in common stocks. The sub-adviser normally allocates the Fund’s investments across different countries and regions. The sub-adviser anticipates that the Fund will have a focus in and risk exposure to the largest country constituents of the MSCI ACWI ex USA Small Cap Index. These constituents may change over time.
In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

?
•
Geographic Focus Risk: If the the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based international equity market index that represents the overall international equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization international equity market index that the Investment Adviser considers to be representative of the small-capitalization international equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
FIAM LLC began managing the Fund on November 1, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2006)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — FIAM LLC. The person primarily responsible for day-to-day management of the Fund is:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
David Jenkins, Portfolio Manager	Since 2022
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

International Value Portfolio

Investment Goal
This Fund seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.65%	0.65%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.91%	0.71%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$93	$290	$504	$1,120
Class P	$73	$227	$395	$883
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund invests primarily in a diversified portfolio of equity securities of large foreign companies that the sub-adviser believes to be undervalued. The sub-adviser uses a “contrarian value” approach to selecting securities, applying fundamental analysis to identify securities that it believes are undervalued by the market. The Fund may also invest in mid-capitalization companies. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the MSCI Europe, Australasia and Far East (“EAFE”) Index. As of December 31, 2025, the market capitalization range for the MSCI EAFE Index (Net) was approximately $[__] billion to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
Equity securities in which the Fund principally invests are common stocks. The Fund may invest in American Depositary Receipts (“ADRs”). Fund holdings may be U.S. dollar or foreign currency-denominated.
The Fund may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries.
The Fund may invest up to 25% of its assets in issuers that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
The sub-adviser may sell a holding when it appreciates to a stated target, when there has been a change in the long-term investment outlook, or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
?
•
Geographic Focus Risk: If the the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Wellington Management Company LLP began managing the Fund on May 1, 2017, and some investment policies changed at that time. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1988)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Wellington Management Company LLP. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Andrew M. Corry, CFA, Senior Managing Director and Equity Portfolio Manager	Since 2017
James H. Shakin, CFA, Senior Managing Director and Equity Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Health Sciences Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.90%	0.90%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.14%	0.94%
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$116	$362	$628	$1,386
Class P	$96	$300	$520	$1,155
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector. These equity securities are primarily common stocks. The sub-adviser considers companies in the “health sciences sector” to include issuers within the Health Care sector, which is comprised of the health sciences industry and groups of health sciences-related industries, including health care equipment and supplies, health care providers and services, biotechnology, health care technology, life sciences tools & services and pharmaceuticals. Businesses within the health sciences and related industries include, but are not limited to, companies involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.
The Fund may invest in small-, mid- and large-capitalization companies. The Fund may invest without limit in foreign denominated securities of companies located in foreign countries, including emerging market countries. The Fund may also invest in foreign currency forward commitments, which are purchased or sold to hedge against currency fluctuations.
The sub-adviser considers a variety of factors when choosing investments for the Fund, including identifying companies and industries that appear to have the potential for above-average returns and promising growth and value prospects. The sub-adviser may sell a holding when it reaches a price target, there is deterioration in the company’s fundamentals, a change in macroeconomic outlook, valuation issues, a need to rebalance the portfolio, or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Health Sciences Sector Risk: Health Sciences companies may be significantly impacted by scientific or technological developments and their products may quickly become obsolete.

Many health sciences companies are smaller and less seasoned than companies in other sectors and are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. Many health sciences companies are subject to extensive litigation based on product liability and similar claims. Also, many health sciences companies offer products and services that are subject to government regulation and so may be adversely affected by changes in governmental policies or laws.
•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Derivatives Risk: The use of forward commitments (a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, and legal risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Leverage Risk: The Fund may invest in forward commitments as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a health sector equity market index that the Investment Adviser considers to be more representative of the health sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — BlackRock Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Erin Xie, PhD, Managing Director	Since 2014
Xiang Liu, PhD, Managing Director	Since 2020
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Real Estate Portfolio

Investment Goal
This Fund seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.84%	0.84%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.08%	0.88%
Less Fee Waiver1	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses after Fee Waiver	0.99%	0.79%

1
The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$101	$335	$587	$1,309
Class P	$81	$272	$479	$1,076
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The Fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”). REITs and REOCs invest primarily in properties that produce income and in real estate interest or loans. The Fund focuses on REITs, as well as REOCs, that invest in a variety of property types and regions. The Fund normally will invest more than 25% of its assets in securities of companies in real estate and related industries.
The Fund may invest in companies of all market capitalization sizes as well as both growth and value stocks. The Fund may invest in a smaller number of holdings.
The sub-adviser utilizes a bottom-up investment approach for selecting investments for the Fund, using a rigorous, fundamental research analysis of individual issuers. During portfolio construction, the portfolio management team takes into consideration their general outlook on real estate markets and the impact any proposed investment would have on portfolio risk. The weights to different types of properties are primarily the result of bottom-up stock analysis but are also influenced by the team’s top-down views.
The sub-adviser may sell a holding due to a change in a company’s fundamentals, if the sub-adviser believes the security is no longer attractively valued or if the sub-adviser identifies a security that it believes offers a better investment opportunity.
The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

•
Real Estate Companies Risk: Companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), are exposed to the risks of the real estate market and to risks associated with the ownership of real estate. These risks include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact the Fund. Changing interest rates and credit quality requirements for borrowers and tenants may also affect the cash flow of REITs and REOCs and their ability to meet capital needs.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

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•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

?
•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the

Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.
•
Small Number of Holdings Risk: Because performance may be dependent on a smaller number of holdings, the Fund may be more adversely impacted by price volatility than funds with a greater number of holdings.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a real estate sector equity market index that the Investment Adviser considers to be more representative of the real estate sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Principal Real Estate Investors LLC began managing the Fund on May 1, 2018, and some investment policies changed at that time. Another firm managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 4, 1999)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
MSCI US REITs Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — Principal Real Estate Investors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Keith Bokota, CFA, Portfolio Manager	Since 2018
Anthony Kenkel, CFA, Portfolio Manager	Since 2018
Kelly D. Rush, CFA, Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Technology Portfolio

Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.90%	0.90%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.15%	0.95%
Less Fee Waiver1	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses after Fee Waiver	1.04%	0.84%

1
The investment adviser has agreed to waive 0.11% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$106	$354	$622	$1,388
Class P	$86	$292	$515	$1,156
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies.
The sub-adviser generally considers an issuer to be a technology or technology-related company if the company is principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies are normally issuers that are (at the time of purchase) classified as being in the Technology sector by an independent third-party service provider which provides economic sector and industry classifications based upon business operations of companies. These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; providers of information technology and systems integration services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies. The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.
The Fund normally invests primarily in common stocks, including domestic and foreign equity issuers (which may be U.S. dollar or foreign currency-denominated). The Fund may invest in companies of all market capitalization sizes as well as both growth and value stocks. The Fund may invest in a smaller number of holdings.
In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions.
The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
The Fund may lend its portfolio holdings to certain financial institutions.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Technology Companies Risk: Technology companies face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. By investing in these companies, the Fund is exposed to these risks. In addition, many U.S. companies in the technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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•
Geographic Focus Risk: If the the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

•
Small Number of Holdings Risk: Because performance may be dependent on a smaller number of holdings, the Fund may be more adversely impacted by price volatility than funds with a greater number of holdings.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a technology sector equity market index that the Investment Adviser considers to be more representative of the technology sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
FIAM LLC began managing the Fund on May 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	[__]%	[__]%	[__]%
Class P (incepted May 2, 2011)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
MSCI US IMI Information Technology 25/50 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — FIAM LLC. The person primarily responsible for day-to-day management of the Fund is:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Adam Benjamin, Portfolio Manager	Since 2024
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Capital Appreciation Portfolio

Investment Goal
This Fund seeks long-term capital appreciation by investing primarily in equity securities. It may also hold fixed income and other securities to help preserve principal value.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.80%	0.80%
Service Fee	0.20%	N/A
Other Expenses1	0.06%	0.06%
Total Annual Fund Operating Expenses	1.06%	0.86%
Less Fee Waiver2	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses after Fee Waiver	0.95%	0.75%
1
“Other Expenses” are based on estimated amounts for the current fiscal year.
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2
The investment adviser has agreed to waive 0.11% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$97	$326
Class P	$77	$263
Portfolio Turnover
The Fund buys and sells securities (or “turns over” its holdings). During the period of October 31, 2025 (Fund inception) through the fiscal year ended December 31, 2025, the portfolio turnover rate was [ ]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
The Fund normally invests at least 50% of its total assets in equity securities and the remaining assets are generally invested in debt instruments, including corporate bonds, government securities (including agencies) and bank loans. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of developed market foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Fund’s investments in equity securities are generally common stock and fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the sub-adviser expects to rise in the short term but not necessarily over the long term.
The Fund invests across all market capitalizations.
Since the sub-adviser attempts to prevent losses as well as achieve gains, the sub-adviser typically uses a “value” approach in selecting investments, which means looking for companies whose securities appear to be undervalued or out of favor with investors. The sub-adviser seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed by the sub-adviser to have good prospects for capital appreciation. The sub-adviser may establish relatively large positions in companies it finds particularly attractive.
The Fund may purchase debt instruments for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities of the debt instruments in which the Fund invests. The Fund may invest up to 30% of its assets in non-investment grade debt instruments (high yield/high risk, sometimes called “junk bonds”) or, if unrated, are of comparable quality as determined by the sub-adviser. If a security is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the higher rating will be used for purposes of this requirement.
The sub-adviser may sell a holding for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or when other opportunities appear more attractive.

The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
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•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

?
•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

?
•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

?
•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.
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•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

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•
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.

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•
Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.

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•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

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Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The Fund commenced operations on October 31, 2025 and thus does not have a full calendar year of performance. As such, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to the S&P 500 Index, a broad-based domestic equity market index. In addition, to further assist in performance comparison, a composite benchmark will be presented that is comprised of 60% S&P 500 and 40% Bloomberg US Aggregate Bond based on the broad asset class allocations of the Fund.
Management
Investment Adviser — Pacific Life Fund Advisors LLC.
Sub-Adviser — T. Rowe Price Investment Management, Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
David R. Giroux, CFA, Portfolio Manager	Since 2025 (Fund Inception)
Vivek Rajeswaran, CFA, Co-Portfolio Manager	Since 2025 (Fund Inception)
Mike Signore, Co-Portfolio Manager	Since 2025 (Fund Inception)
Brian Solomon, CFA, Co-Portfolio Manager	Since 2025 (Fund Inception)
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

[ ESG Diversified Portfolio]

Investment Goal
This Fund seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses1	0.29%	0.29%
Total Annual Fund Operating Expenses	0.82%	0.62%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$81	$259	$452	$1,011
Class P	$60	$196	$343	$771
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings).
During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in eligible mutual funds that have an ESG (“environmental, social and governance”) focus or that meet Pacific Life Fund Advisors LLC’s (“PLFA’s”) ESG investment criteria in this section. The underlying funds invest in U.S. and foreign equity and debt instruments and are referred to herein as the “ESG Underlying Funds” because they are eligible underlying funds of the Fund.
Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
Broad Asset Class Allocations
Debt	Equity
30 – 50%	50 – 70%
PLFA, the investment adviser to the Fund, manages and oversees the Fund through the following multi-step process:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic, developed and emerging market international equities. The broad debt asset class includes narrower asset classes such as investment grade bonds and international debt of developed markets of varying durations.
PLFA then determines the amount of the Fund’s assets to invest in each ESG Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the ESG Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its ESG Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) ESG Underlying Fund Oversight — PLFA monitors and evaluates the ESG Underlying Funds on an ongoing basis, including an analysis of the investment risks of the ESG Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current ESG Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA will also monitor the available ESG Underlying Funds and consider substitution of ESG Underlying Funds or the addition of new underlying funds should PLFA determine appropriate for the Fund’s investments.
Investments of the ESG Underlying Funds that invest primarily in equity instruments include large- and mid-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated), including emerging markets stocks.
Investments of the ESG Underlying Funds that invest primarily in debt instruments include: “green” bonds (securities of companies that develop or provide products or services that seek to provide environmental solutions); investment grade debt securities, including U.S. Government securities and corporate bonds; non-investment grade or “high yield/high risk” debt securities; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency-denominated); and debt instruments of varying duration (short, intermediate and long-term).
Certain ESG Underlying Funds may lend their portfolio securities to generate additional income.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
PLFA monitors and evaluates various ESG attributes of the ESG Underlying Funds. To be selected for investment, an ESG Underlying Fund must satisfy PLFA’s ESG investment criteria as follows:
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i)
An ESG Underlying Fund must meet a minimum ESG rating set by PLFA that is based on ratings provided by one or more established third party ESG ratings providers at the time of investment. These providers base their ratings on the asset-weighted average of ESG risks of the ESG Underlying Funds’ holdings or an assessment of the resilience of an ESG Underlying Fund’s aggregate holdings to long term ESG risks. These ESG risks may be based on information or analysis that differs from the information or analysis an ESG Underlying Fund uses in its investment process. If the ESG risks for an ESG Underlying Fund’s holdings are high, meaning that the ESG Underlying Fund invests in companies that are not managing their ESG risks well, then that ESG Underlying Fund is less likely to receive a high rating from a third party ESG ratings provider; and

ii)
the ESG Underlying Fund’s principal investment strategies, as disclosed in its prospectus, must refer to ESG criteria in describing the ESG Underlying Fund’s process for selecting investments. The ESG criteria may be determined by an independent third-party data provider or by the investment adviser of the ESG Underlying Fund utilizing an internal framework for considering ESG factors. ESG criteria used by one ESG Underlying Fund in its investment process may differ from or be inconsistent with ESG criteria used by other ESG Underlying Funds in their investment processes.
ESG Underlying Funds may include both actively managed funds and passively managed (index) funds. If an ESG Underlying Fund is passively managed, and therefore its investment process seeks to provide investment results that correspond to the returns of its benchmark index, then the fund’s benchmark index must include an ESG investment component. PLFA seeks to gain exposure to a broad range of ESG metrics with its allocations to the ESG Underlying Funds.
PLFA will decide whether to adjust an allocation to an ESG Underlying Fund based upon whether such fund continues to meet the requirements described above. If an ESG Underlying Fund falls below the minimum ESG rating set by PLFA from one or more established third party ESG ratings providers, PLFA would re-evaluate the ESG Underlying Fund and determine whether and when to replace the ESG Underlying Fund. PLFA is under no specific time constraint for implementing such a change.
The Fund may invest a significant portion of its assets in any single ESG Underlying Fund, subject to applicable regulatory limits. PLFA has sole discretion in selecting the ESG Underlying Funds for investment and may adjust the Fund’s allocations to the ESG Underlying Funds and add or remove ESG Underlying Funds as it deems appropriate to meet the Fund’s investment goal.
The current ESG Underlying Funds are managed by:
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BlackRock Advisors, LLC;

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Calvert Research and Management;

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Dimensional Fund Advisors LP; and

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Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC).

Each ESG Underlying Fund factors ESG criteria into its investment process.
BlackRock:
The ESG Underlying Fund managed by BlackRock Advisors, LLC (“BlackRock”) (the “BlackRock Fund”) seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. Under normal circumstances, the BlackRock Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. Specifically, the BlackRock Fund generally seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. The BlackRock Fund may invest in other sectors that are not included in such assessments.

BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction. Notwithstanding the foregoing, the BlackRock Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) and (vi) above. The BlackRock Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available. The BlackRock Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the BlackRock Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the BlackRock Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG-related criteria used by BlackRock. The BlackRock Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the BlackRock Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment. BlackRock’s ESG research does not attempt to capture all possible ESG characteristics, rather those that in BlackRock’s opinion, can be measured and have an associated investment thesis. Fund management may consider both positive and negative ESG characteristics of an issuer when developing such investment theses. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.
Calvert:
Certain ESG Underlying Funds are managed by Calvert Research and Management (“Calvert”) (the “Calvert Funds”). In selecting investments for the Calvert Funds, Calvert is guided by The Calvert Principles for Responsible Investment which provide a framework for considering environmental, social and governance factors. The Calvert Principles for Responsible Investment seek to identify companies and other issuers that operate in a manner that is consistent with or promote: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency. One of the Calvert Funds, the Calvert Green Bond Fund, invests at least 80% of its assets in “green” bonds, which are bonds of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of Calvert Research and Management, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities. Certain Calvert Funds also may invest in trust preferred securities, taxable municipal obligations and loans.
DFA:
Certain ESG Underlying Funds are managed by Dimensional Fund Advisors LP (“DFA”), namely the DFA Social Fixed Income Portfolio and the DFA U.S. Sustainability Core 1 Portfolio.
The DFA Social Fixed Income Portfolio seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers while excluding securities of corporate and certain non-sovereign government issuers based upon the DFA Social Fixed Income Portfolio’s social issue screens. DFA expects that the DFA Social Fixed Income Portfolio will primarily invest in the obligations of issuers that are in developed countries.
The DFA Social Fixed Income Portfolio seeks to purchase securities that are consistent with the DFA Social Fixed Income Portfolio’s social issue screens, which are monitored by, or based upon information from, an independent third party. The DFA Social Fixed Income Portfolio seeks to exclude from its investment portfolio securities of those companies that are identified by the DFA Social Fixed Income Portfolio’s social issue screens, as further discussed below. The DFA Social Fixed Income Portfolio’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.
In addition to excluding securities of corporate issuers based upon the DFA Social Fixed Income Portfolio’s social issue screens, the DFA Social Fixed Income Portfolio also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S. that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The DFA Social Fixed Income Portfolio’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. DFA, however, considers securities issued by the U.S. Treasury and certain U.S. agencies and instrumentalities that are not subject to the DFA Social Fixed Income Portfolio’s social issue screens identified above to be consistent with the DFA Social Fixed Income Portfolio’s strategy of investing in social investments.
The DFA U.S. Sustainability Core 1 Portfolio is designed to purchase a broad and diverse group of securities of U.S. companies. The DFA U.S. Sustainability Core 1 Portfolio invests in companies of all sizes and seeks to moderately increase the DFA U.S. Sustainability Core 1 Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe, while adjusting the composition based on sustainability considerations.
DFA intends to take into account certain sustainability considerations when making investment decisions for the DFA U.S. Sustainability Core 1 Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the DFA U.S. Sustainability Core 1 Portfolio, the DFA U.S. Sustainability Core 1 Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations, may be less sustainable as compared either to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe. Similarly, relative to such a fund, the DFA U.S. Sustainability Core 1 Portfolio will generally have more overall weight in securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe. In particular, DFA ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, DFA seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). DFA engages third party service providers to provide research information relating to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations with respect to securities in the DFA U.S. Sustainability Core 1 Portfolio, where information is available from such providers. DFA also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by DFA.
Fidelity/Geode:
The ESG Underlying Funds managed by Fidelity Management & Research Company LLC (“Fidelity”), as sub-advised by Geode Capital Management, LLC (“Geode”) are index funds that seek to provide investment results that correspond to the total return of their respective indexes that represent companies with high ESG performance relative to their sector peers, as rated by independent third parties. These index funds may use index sampling techniques (also known as statistical sampling) based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of their respective indexes using a smaller number of securities.
BlackRock, Calvert, DFA, Fidelity, and Geode are not affiliated with the Trust, the Fund or the Fund’s investment adviser. The Fund may invest in any or all of the ESG Underlying Funds managed by these investment advisers and will not necessarily be invested in every ESG Underlying Fund at any particular time. Accordingly, although described in this section, not all ESG Underlying Funds are principal investments of the Fund at any given time.
For additional information about the Fund, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk and ESG Criteria Risk. The Fund is also subject to the risks of the ESG Underlying Funds in which it invests, which may change based on the Fund’s allocations to the ESG Underlying Funds. Significant redemptions out of the ESG Underlying Funds by other shareholders could cause the sale of securities in a short timeframe and potential increases in expenses to the ESG Underlying Funds and their remaining shareholders (including the Fund), both of which could negatively impact performance. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and ESG Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the ESG Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the ESG Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an ESG Underlying Fund’s investments can change due to market movements, the ESG Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the ESG Underlying Funds in proportion to the Fund’s allocation to those ESG Underlying Funds.
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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund by limiting the Fund’s returns. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

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ESG Criteria Risk: Consideration of ESG criteria in its investment process could cause the Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. Further, there can be no assurance that the ESG criteria utilized by PLFA for the Fund or any judgment PLFA exercises regarding ESG criteria for the Fund will reflect the beliefs or values of any particular investor. An independent third party data provider’s assessment of the financial materiality of ESG factors could be inaccurate, which may have an adverse impact on the Fund’s performance or cause the Fund to hold an ESG Underlying Fund that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. In addition, developments in the United States at the federal and state levels have caused considerable pressure to be placed on ESG initiatives, resulting in a sensitive political and regulatory environment for asset managers and funds that offer ESG strategies. Accordingly, regulations and industry practices related to ESG are changing rapidly, and PLFA’s practices and the Fund’s investment strategies may change if required to comply with such regulations or adopt such practices.
Principal Risks from Holdings in ESG Underlying Funds
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ESG Criteria Risk: Consideration of ESG Criteria in its investment process could cause an ESG Underlying Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. An ESG Underlying Fund manager’s determination of what constitutes ESG Criteria and its process to evaluate the ESG Criteria may differ from other investment advisers. Further, there can be no assurance that the ESG Criteria utilized by the manager or any judgment exercised by the manager will reflect the beliefs or values of any particular investor. An independent third party ESG data provider’s assessment of the financial materiality of ESG factors could be inaccurate, and the provider could delay ESG data delivery and evaluation (e.g., changing geo-political risks that may impact involvement in one or more excluded activity), which may have an adverse impact on the ESG Underlying Fund’s performance or cause the ESG Underlying Fund to hold a security that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. In addition, developments in the United States at the federal and state levels have caused considerable pressure to be placed on ESG initiatives, resulting in a sensitive political and regulatory environment for asset managers and funds that offer ESG strategies. Accordingly, regulations and industry practices related to ESG are changing rapidly, and an ESG Underlying Fund manager’s practices and the ESG Underlying Fund’s investment strategies may change if required to comply with such regulations or adopt such practices.

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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in a passively managed ESG Underlying Fund’s benchmark index, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that of a passively managed ESG Underlying Fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

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Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

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Tracking Error Risk: Performance of a passively managed ESG Underlying Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between an ESG Underlying Fund’s investments and that index.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an ESG Underlying Fund’s performance.

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Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects an ESG Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase an ESG Underlying Fund’s volatility and risk of loss.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

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Leverage Risk: Certain ESG Underlying Funds may lend their securities. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an ESG Underlying Fund’s principal amount invested. Leverage can magnify an ESG Underlying Fund’s gains and losses and therefore increase its volatility.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An ESG Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an ESG Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, an ESG Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, an ESG Underlying Fund’s yield (and total return) also may be low and an ESG Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of an ESG Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an ESG Underlying Fund’s returns because an ESG Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), and issuer risk (the risk that a private issuer cannot meet its obligations).

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.

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Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than an ESG Underlying Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by an ESG Underlying Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Securities Lending Risk: If securities for an ESG Underlying Fund are loaned to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations. Further, investing the proceeds from the securities loaned subjects the ESG Underlying Fund to leverage risk.

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Municipal Obligations Risk: The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the ESG Underlying Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

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Geographic Focus Risk: If an ESG Underlying an ESG Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the ESG Underlying Fund’s performance. As a result, the ESG Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond, and 15% MSCI ACWI ex USA (net) Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted April 30, 2021)	[__]%	[__]%
Class P (incepted April 30, 2021)	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	[__]%	[__]%
ESG Diversified Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2021 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2021 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021 (Fund Inception)
Samuel S. Park, Director and Portfolio Manager	Since 2021 (Fund Inception)
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

[ ESG Diversified Growth Portfolio]

Investment Goal
This Fund seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.29%	0.29%
Acquired Fund Fees and Expenses1	0.29%	0.29%
Total Annual Fund Operating Expenses	0.98%	0.78%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$81	$293	$523	$1,184
Class P	$60	$230	$415	$948
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings).
During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in eligible mutual funds that have an ESG (“environmental, social and governance”) focus or that meet Pacific Life Fund Advisors LLC’s (“PLFA’s”) ESG investment criteria in this section. The underlying funds invest in U.S. and foreign equity and debt instruments and are referred to herein as the “ESG Underlying Funds” because they are eligible underlying funds of the Fund.
Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
Broad Asset Class Allocations
Debt	Equity
15 – 30%	70 – 85%
PLFA, the investment adviser to the Fund, manages and oversees the Fund through the following multi-step process:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic, developed and emerging market international equities. The broad debt asset class includes narrower asset classes such as investment grade bonds and international debt of developed markets of varying durations.
PLFA then determines the amount of the Fund’s assets to invest in each ESG Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the ESG Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its ESG Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.

(2) ESG Underlying Fund Oversight — PLFA monitors and evaluates the ESG Underlying Funds on an ongoing basis, including an analysis of the investment risks of the ESG Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current ESG Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA will also monitor the available ESG Underlying Funds and consider substitution of ESG Underlying Funds or the addition of new underlying funds should PLFA determine appropriate for the Fund’s investments.
Investments of the ESG Underlying Funds that invest primarily in equity instruments include large- and mid-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated), including emerging markets stocks.
Investments of the ESG Underlying Funds that invest primarily in debt instruments include: “green” bonds (securities of companies that develop or provide products or services that seek to provide environmental solutions); investment grade debt securities, including U.S. Government securities and corporate bonds; non-investment grade or “high yield/high risk” debt securities; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency-denominated); and debt instruments of varying duration (short, intermediate and long-term).
Certain ESG Underlying Funds may lend their portfolio securities to generate additional income.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
PLFA monitors and evaluates various ESG attributes of the ESG Underlying Funds. To be selected for investment, an ESG Underlying Fund must satisfy PLFA’s ESG investment criteria as follows:
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i)
An ESG Underlying Fund must meet a minimum ESG rating set by PLFA that is based on ratings provided by one or more established third party ESG ratings providers at the time of investment. These providers base their ratings on the asset-weighted average of ESG risks of the ESG Underlying Funds’ holdings or an assessment of the resilience of an ESG Underlying Fund’s aggregate holdings to long term ESG risks. These ESG risks may be based on information or analysis that differs from the information or analysis an ESG Underlying Fund uses in its investment process. If the ESG risks for an ESG Underlying Fund’s holdings are high, meaning that the ESG Underlying Fund invests in companies that are not managing their ESG risks well, then that ESG Underlying Fund is less likely to receive a high rating from a third party ESG ratings provider; and

ii)
the ESG Underlying Fund’s principal investment strategies, as disclosed in its prospectus, must refer to ESG criteria in describing the ESG Underlying Fund’s process for selecting investments. The ESG criteria may be determined by an independent third-party data provider or by the investment adviser of the ESG Underlying Fund utilizing an internal framework for considering ESG factors. ESG criteria used by one ESG Underlying Fund in its investment process may differ from or be inconsistent with ESG criteria used by other ESG Underlying Funds in their investment processes.
ESG Underlying Funds may include both actively managed funds and passively managed (index) funds. If an ESG Underlying Fund is passively managed, and therefore its investment process seeks to provide investment results that correspond to the returns of its benchmark index, then the fund’s benchmark index must include an ESG investment component. PLFA seeks to gain exposure to a broad range of ESG metrics with its allocations to the ESG Underlying Funds.
PLFA will decide whether to adjust an allocation to an ESG Underlying Fund based upon whether such fund continues to meet the requirements described above. If an ESG Underlying Fund falls below the minimum ESG rating set by PLFA from one or more established third party ESG ratings providers, PLFA would re-evaluate the ESG Underlying Fund and determine whether and when to replace the ESG Underlying Fund. PLFA is under no specific time constraint for implementing such a change.
The Fund may invest a significant portion of its assets in any single ESG Underlying Fund, subject to applicable regulatory limits. PLFA has sole discretion in selecting the ESG Underlying Funds for investment and may adjust the Fund’s allocations to the ESG Underlying Funds and add or remove ESG Underlying Funds as it deems appropriate to meet the Fund’s investment goal.
The current ESG Underlying Funds are managed by:
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BlackRock Advisors, LLC;

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Calvert Research and Management;

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Dimensional Fund Advisors LP; and

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Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC).

Each ESG Underlying Fund factors ESG criteria into its investment process.
BlackRock:
The ESG Underlying Fund managed by BlackRock Advisors, LLC (“BlackRock”) (the “BlackRock Fund”) seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. Under normal circumstances, the BlackRock Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. Specifically, the BlackRock Fund generally seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. The BlackRock Fund may invest in other sectors that are not included in such assessments.

BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction. Notwithstanding the foregoing, the BlackRock Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) and (vi) above. The BlackRock Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available. The BlackRock Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the BlackRock Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the BlackRock Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG-related criteria used by BlackRock. The BlackRock Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the BlackRock Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment. BlackRock’s ESG research does not attempt to capture all possible ESG characteristics, rather those that in BlackRock’s opinion, can be measured and have an associated investment thesis. Fund management may consider both positive and negative ESG characteristics of an issuer when developing such investment theses. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.
Calvert:
Certain ESG Underlying Funds are managed by Calvert Research and Management (“Calvert”) (the “Calvert Funds”). In selecting investments for the Calvert Funds, Calvert is guided by The Calvert Principles for Responsible Investment which provide a framework for considering environmental, social and governance factors. The Calvert Principles for Responsible Investment seek to identify companies and other issuers that operate in a manner that is consistent with or promote: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency. One of the Calvert Funds, the Calvert Green Bond Fund, invests at least 80% of its assets in “green” bonds, which are bonds of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of Calvert Research and Management, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities. Certain Calvert Funds also may invest in trust preferred securities, taxable municipal obligations and loans.
DFA:
Certain ESG Underlying Funds are managed by Dimensional Fund Advisors LP (“DFA”), namely the DFA Social Fixed Income Portfolio and the DFA U.S. Sustainability Core 1 Portfolio.
The DFA Social Fixed Income Portfolio seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers while excluding securities of corporate and certain non-sovereign government issuers based upon the DFA Social Fixed Income Portfolio’s social issue screens. DFA expects that the DFA Social Fixed Income Portfolio will primarily invest in the obligations of issuers that are in developed countries.
The DFA Social Fixed Income Portfolio seeks to purchase securities that are consistent with the DFA Social Fixed Income Portfolio’s social issue screens, which are monitored by, or based upon information from, an independent third party. The DFA Social Fixed Income Portfolio seeks to exclude from its investment portfolio securities of those companies that are identified by the DFA Social Fixed Income Portfolio’s social issue screens, as further discussed below. The DFA Social Fixed Income Portfolio’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.
In addition to excluding securities of corporate issuers based upon the DFA Social Fixed Income Portfolio’s social issue screens, the DFA Social Fixed Income Portfolio also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S. that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The DFA Social Fixed Income Portfolio’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. DFA, however, considers securities issued by the U.S. Treasury and certain U.S. agencies and instrumentalities that are not subject to the DFA Social Fixed Income Portfolio’s social issue screens identified above to be consistent with the DFA Social Fixed Income Portfolio’s strategy of investing in social investments.
The DFA U.S. Sustainability Core 1 Portfolio is designed to purchase a broad and diverse group of securities of U.S. companies. The DFA U.S. Sustainability Core 1 Portfolio invests in companies of all sizes and seeks to moderately increase the DFA U.S. Sustainability Core 1 Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe, while adjusting the composition based on sustainability considerations.
DFA intends to take into account certain sustainability considerations when making investment decisions for the DFA U.S. Sustainability Core 1 Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the DFA U.S. Sustainability Core 1 Portfolio, the DFA U.S. Sustainability Core 1 Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations, may be less sustainable as compared either to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe. Similarly, relative to such a fund, the DFA U.S. Sustainability Core 1 Portfolio will generally have more overall weight in securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe. In particular, DFA ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, DFA seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). DFA engages third party service providers to provide research information relating to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations with respect to securities in the DFA U.S. Sustainability Core 1 Portfolio, where information is available from such providers. DFA also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by DFA.
Fidelity/Geode:
The ESG Underlying Funds managed by Fidelity Management & Research Company LLC (“Fidelity”), as sub-advised by Geode Capital Management, LLC (“Geode”) are index funds that seek to provide investment results that correspond to the total return of their respective indexes that represent companies with high ESG performance relative to their sector peers, as rated by independent third parties. These index funds may use index sampling techniques (also known as statistical sampling) based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of their respective indexes using a smaller number of securities.
BlackRock, Calvert, DFA, Fidelity, and Geode are not affiliated with the Trust, the Fund or the Fund’s investment adviser. The Fund may invest in any or all of the ESG Underlying Funds managed by these investment advisers and will not necessarily be invested in every ESG Underlying Fund at any particular time. Accordingly, although described in this section, not all ESG Underlying Funds are principal investments of the Fund at any given time.
For additional information about the Fund, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk and ESG Criteria Risk. The Fund is also subject to the risks of the ESG Underlying Funds in which it invests, which may change based on the Fund’s allocations to the ESG Underlying Funds. Significant redemptions out of the ESG Underlying Funds by other shareholders could cause the sale of securities in a short timeframe and potential increases in expenses to the ESG Underlying Funds and their remaining shareholders (including the Fund), both of which could negatively impact performance. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and ESG Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the ESG Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the ESG Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an ESG Underlying Fund’s investments can change due to market movements, the ESG Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the ESG Underlying Funds in proportion to the Fund’s allocation to those ESG Underlying Funds.
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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund by limiting the Fund’s returns. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

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ESG Criteria Risk: Consideration of ESG criteria in its investment process could cause the Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. Further, there can be no assurance that the ESG criteria utilized by PLFA for the Fund or any judgment PLFA exercises regarding ESG criteria for the Fund will reflect the beliefs or values of any particular investor. An independent third party data provider’s assessment of the financial materiality of ESG factors could be inaccurate, which may have an adverse impact on the Fund’s performance or cause the Fund to hold an ESG Underlying Fund that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. In addition, developments in the United States at the federal and state levels have caused considerable pressure to be placed on ESG initiatives, resulting in a sensitive political and regulatory environment for asset managers and funds that offer ESG strategies. Accordingly, regulations and industry practices related to ESG are changing rapidly, and PLFA’s practices and the Fund’s investment strategies may change if required to comply with such regulations or adopt such practices.
Principal Risks from Holdings in ESG Underlying Funds
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ESG Criteria Risk: Consideration of ESG Criteria in its investment process could cause an ESG Underlying Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. An ESG Underlying Fund manager’s determination of what constitutes ESG Criteria and its process to evaluate the ESG Criteria may differ from other investment advisers. Further, there can be no assurance that the ESG Criteria utilized by the manager or any judgment exercised by the manager will reflect the beliefs or values of any particular investor. An independent third party ESG data provider’s assessment of the financial materiality of ESG factors could be inaccurate, and the provider could delay ESG data delivery and evaluation (e.g., changing geo-political risks that may impact involvement in one or more excluded activity), which may have an adverse impact on the ESG Underlying Fund’s performance or cause the ESG Underlying Fund to hold a security that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. In addition, developments in the United States at the federal and state levels have caused considerable pressure to be placed on ESG initiatives, resulting in a sensitive political and regulatory environment for asset managers and funds that offer ESG strategies. Accordingly, regulations and industry practices related to ESG are changing rapidly, and an ESG Underlying Fund manager’s practices and the ESG Underlying Fund’s investment strategies may change if required to comply with such regulations or adopt such practices.

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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in a passively managed ESG Underlying Fund’s benchmark index, it may not result in the aggregate in investment performance matching that of a passively managed ESG Underlying Fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

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Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.
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Tracking Error Risk: Performance of a passively managed ESG Underlying Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between an ESG Underlying Fund’s investments and that index.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of an ESG Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact an ESG Underlying Fund’s performance.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
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Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects an ESG Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase an ESG Underlying Fund’s volatility and risk of loss.

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Leverage Risk: Certain ESG Underlying Funds may lend their securities. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an ESG Underlying Fund’s principal amount invested. Leverage can magnify an ESG Underlying Fund’s gains and losses and therefore increase its volatility.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An ESG Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an ESG Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, an ESG Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, an ESG Underlying Fund’s yield (and total return) also may be low and an ESG Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.
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Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than an ESG Underlying Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by an ESG Underlying Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an ESG Underlying Fund’s returns because an ESG Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), and issuer risk (the risk that a private issuer cannot meet its obligations).

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Securities Lending Risk: If securities for an ESG Underlying Fund are loaned to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations. Further, investing the proceeds from the securities loaned subjects the ESG Underlying Fund to leverage risk.

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Municipal Obligations Risk: The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the ESG Underlying Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.
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Geographic Focus Risk: If an ESG Underlying an ESG Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the ESG Underlying Fund’s performance. As a result, the ESG Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 60% S&P 500, 20% Bloomberg US Aggregate Bond, and 20% MSCI ACWI ex USA (net) Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted October 29, 2021)	[__]%	[__]%
Class P (incepted October 29, 2021)	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	[__]%	[__]%
ESG Diversified Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2021 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2021 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021 (Fund Inception)
Samuel S. Park, Director and Portfolio Manager	Since 2021 (Fund Inception)
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

PSF Avantis Balanced Allocation Portfolio

Investment Goal
This Fund seeks long-term growth of capital and low to moderate income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses1	0.21%	0.21%
Total Annual Fund Operating Expenses	0.65%	0.45%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810
Class P	$46	$144	$252	$567
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells shares of exchange-traded funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in eligible third-party mutual funds, exchange-traded funds (“ETFs”) and/or variable insurance trusts (the “Balanced Allocation Underlying Funds”). Substantially all of the Balanced Allocation Underlying Funds are advised by American Century Investment Management, Inc. (“American Century”), including through its division Avantis Investors (Avantis Investors and American Century are referred to together in this Prospectus as “Avantis”). Avantis is not affiliated with the Trust, the Fund or the Fund’s investment adviser. PLFA may change any or all of the Balanced Allocation Underlying Funds, including to funds offered by another investment adviser, at any time in its investment discretion.
The Balanced Allocation Underlying Funds invest in U.S. and foreign equity and debt instruments. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
25 – 50%	50 – 75%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through the following multi-step process:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10 year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic and developed international equities, which may include small-capitalization, mid-capitalization, and large-capitalization equities that may employ growth and value strategies. The broad debt asset class includes narrower asset classes such as investment grade bonds and international debt of developed markets of varying durations.
PLFA then determines the amount of the Fund’s assets to invest in each Balanced Allocation Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Balanced Allocation Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Balanced Allocation Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Balanced Allocation Underlying Fund Oversight — PLFA monitors and evaluates the Balanced Allocation Underlying Funds on an ongoing basis, including an analysis of the investment risks of the Balanced Allocation Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current Balanced Allocation Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA will also monitor the available Balanced Allocation Underlying Funds and consider substitution of Balanced Allocation Underlying Funds or the addition of new underlying funds should PLFA determine appropriate for the Fund’s investments.
Investments of the Balanced Allocation Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated).
Investments of the Balanced Allocation Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities and corporate bonds; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency-denominated); and debt instruments of varying duration (short, intermediate and long-term).
Certain Balanced Allocation Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies, and other investments; and swaps (including credit default swaps). A Balanced Allocation Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk, or to seek to enhance investment returns.
Balanced Allocation Underlying Funds may include both actively managed funds and passively managed (index) funds.
The Fund, through the Balanced Allocation Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Certain Balanced Allocation Underlying Funds may lend their portfolio securities to generate additional income.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Balanced Allocation Underlying Fund, subject to applicable regulatory limits. PLFA has sole discretion in selecting the Balanced Allocation Underlying Funds for investment and may adjust the Fund’s allocations to the Balanced Allocation Underlying Funds as it deems appropriate to meet the Fund’s investment goal.
The Fund may lend its holdings of ETFs to certain financial institutions.
For additional information about the Fund, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts Risk and Securities Lending Risk. The Fund is also subject to the risks of the Balanced Allocation Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Balanced Allocation Underlying Funds. Significant redemptions out of the Balanced Allocation Underlying Funds by other shareholders could cause the sale of securities in a short timeframe and potential increases in expenses to the Balanced Allocation Underlying Funds and their remaining shareholders (including the Fund), both of which could negatively impact performance. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Balanced Allocation Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Balanced Allocation Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Balanced Allocation Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Balanced Allocation Underlying Fund’s investments can change due to market movements, the Balanced Allocation Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Balanced Allocation Underlying Funds in proportion to the Fund’s allocation to those Balanced Allocation Underlying Funds.

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund by limiting the Fund’s returns. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

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Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Principal Risks from Holdings in Balanced Allocation Underlying Funds
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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
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Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with an ETF. The ETF may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the ETF and no other authorized participant is able to step forward to process creation and/or redemption orders, ETF shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

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Cash Transactions Risk: An ETF may effect its creations and redemptions for cash, rather than for in-kind securities. In order to effect redemptions in cash, such ETF may be required to sell portfolio securities and subsequently recognize gains on such sales that the ETF might not have recognized if it were to distribute portfolio securities in-kind. Therefore, an investment in such ETF may be less tax-efficient than an investment in an ETF that effects redemptions entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the ETF sold and redeemed shares in-kind.

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ETF Market Trading Risk: An ETF faces numerous market trading risks, including the potential lack of an active market for ETF shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the ETF. Any of these factors, among others, may lead to the ETF’s shares trading above NAV (at a premium) or below NAV (at a discount). Thus, an investor such as the PSF Avantis Balanced Allocation Portfolio may pay more (or less) than NAV when buying shares of the ETF in the secondary market, and may receive less (or more) than NAV when selling those shares in the secondary market. The portfolio managers cannot predict whether shares will trade at a premium or discount or at NAV.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Balanced Allocation Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Derivatives Risk: The use of forward commitments, futures contracts, options or swaps (each a type of derivative instrument) as a principal investment strategy subjects a Balanced Allocation Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase a Balanced Allocation Underlying Fund’s volatility and risk of loss.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Balanced Allocation Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Balanced Allocation Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Balanced Allocation Underlying Fund’s yield (and total return) also may be low and a Balanced Allocation Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Balanced Allocation Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Geographic Focus Risk: If a Balanced Allocation Underlying a Balanced Allocation Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Balanced Allocation Underlying Fund’s performance. As a result, the Balanced Allocation Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Securities Lending Risk: If securities for a Balanced Allocation Underlying Fund are loaned to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations. Further, investing the proceeds from the securities loaned subjects the Fund to leverage risk.

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Leverage Risk: A Balanced Allocation Underlying Fund may lend its securities or use derivatives instruments, which give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Balanced Allocation Underlying Fund’s principal amount invested. Leverage can magnify a Balanced Allocation Underlying Fund’s gains and losses and therefore increase its volatility.

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Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper a Balanced Allocation Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by a Balanced Allocation Underlying Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to a Balanced Allocation Underlying Fund, requiring a Balanced Allocation Underlying Fund to borrow cash which would increase a Balanced Allocation Underlying Fund’s expenses. A Balanced Allocation Underlying Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Balanced Allocation Underlying Fund’s performance.

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Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

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Tracking Error Risk: Performance of a Balanced Allocation Underlying Fund that is a passively managed fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between a Balanced Allocation Underlying Fund’s investments and that index.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond and 15% MSCI EAFE Indices. The bar chart shows the performance of the Fund’s Class I shares (formerly named Class D shares, with different fees and expenses). Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
PLFA selected Balanced Allocation Underlying Funds managed by Avantis beginning November 1, 2022. PLFA selected Balanced Allocation Underlying Funds managed by another firm before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	Since Inception
Class I (incepted April 29, 2016)	[__]%	[__]%	[__]%
Class P (incepted October 31, 2019)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%	[__]%
PSF Avantis Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2016 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2016 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2016 (Fund Inception)
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Pacific Dynamix — Conservative Growth Portfolio

Investment Goal
This Fund seeks current income and moderate growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses1	0.20%	0.20%
Total Annual Fund Operating Expenses	0.63%	0.43%
Less Expense Reimbursement2	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%	0.39%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

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2
The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2027. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$60	$198	$347	$783
Class P	$40	$134	$237	$538
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Pacific Dynamix Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
50 – 70%	30 – 50%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10 year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic, small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds and high yield/high risk bonds.
PLFA then determines the amount of the Fund’s assets to invest in each Pacific Dynamix Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Pacific Dynamix Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).

For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Pacific Dynamix Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Pacific Dynamix Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Pacific Dynamix Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
The Pacific Dynamix Underlying Funds in which the Fund invests are index funds (including index sampling funds), which means that they seek to match the investment returns of specified stock or bond indices. Some of these Pacific Dynamix Underlying Funds, in order to track the composition of their indices, may become non-diversified under the Investment Company Act of 1940 (“1940 Act”).
Investments of the Pacific Dynamix Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration; and high yield/high risk bonds.
Investments of the Pacific Dynamix Underlying Funds that invest primarily in equity instruments include: growth and value stocks; mid- and large-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated).
The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for investment and may adjust the Fund’s allocations to the Pacific Dynamix Underlying Funds, and add or remove Pacific Dynamix Underlying Funds, as it deems appropriate to meet the Fund’s investment goal. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Pacific Dynamix Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Pacific Dynamix Underlying Funds that invest primarily in debt instruments, this Fund has more exposure to debt securities risk than the other Pacific Dynamix Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is also subject to the risks of the Pacific Dynamix Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Pacific Dynamix Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Pacific Dynamix Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Pacific Dynamix Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Pacific Dynamix Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Pacific Dynamix Underlying Fund’s investments can change due to market movements, the Pacific Dynamix Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Pacific Dynamix Underlying Funds in proportion to the Fund’s allocation to those Pacific Dynamix Underlying Funds.

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Pacific Dynamix Underlying Fund that provides greater profitability to PLFA than another Pacific Dynamix Underlying Fund may create an incentive for PLFA to use that fund as a Pacific Dynamix Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Pacific Dynamix Underlying

Funds, such as a view that a Pacific Dynamix Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Pacific Dynamix Underlying Funds, the Fund and the shareholders of the Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Pacific Dynamix Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Pacific Dynamix Underlying Funds
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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Pacific Dynamix Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Pacific Dynamix Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Pacific Dynamix Underlying Fund’s yield (and total return) also may be low and a Pacific Dynamix Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Pacific Dynamix Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce a Pacific Dynamix Underlying Fund’s returns because a Pacific Dynamix Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

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Tracking Error Risk: Performance of a Pacific Dynamix Underlying Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between a Pacific Dynamix Underlying Fund’s investments and that index.

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Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Pacific Dynamix Underlying Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

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Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, a Pacific Dynamix Underlying Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, a Pacific Dynamix Underlying Fund may become non-diversified under the 1940 Act. This increases the risk that the Pacific Dynamix Underlying Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Pacific Dynamix Underlying Fund than a diversified fund with more investments.

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Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes a Pacific Dynamix Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

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Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Underlying Fund Risk: Because a Pacific Dynamix Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Pacific Dynamix Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Pacific Dynamix Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

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Securities Lending Risk: A Pacific Dynamix Underlying Fund may engage in securities lending, which involves the risk that a Pacific Dynamix Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Pacific Dynamix Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 60% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI World ex USA Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 1, 2009)	[__]%	[__]%	[__]%	N/A
Class P (incepted October 31, 2019)	[__]%	[__]%	N/A	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Pacific Dynamix – Conservative Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2009 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2009 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Pacific Dynamix — Moderate Growth Portfolio

Investment Goal
This Fund seeks long-term growth of capital and low to moderate income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.20%	0.20%
Total Annual Fund Operating Expenses	0.62%	0.42%
Less Expense Reimbursement2	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%	0.39%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

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2
The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2027. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$60	$196	$343	$771
Class P	$40	$132	$232	$527
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Pacific Dynamix Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
30 – 50%	50 – 70%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10 year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic, small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds and high yield/high risk bonds.
PLFA then determines the amount of the Fund’s assets to invest in each Pacific Dynamix Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Pacific Dynamix Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).

For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Pacific Dynamix Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Pacific Dynamix Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Pacific Dynamix Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
The Pacific Dynamix Underlying Funds in which the Fund invests are index funds (including index sampling funds), which means that they seek to match the investment returns of specified stock or bond indices. Some of these Pacific Dynamix Underlying Funds, in order to track the composition of their indices, may become non-diversified under the Investment Company Act of 1940 (“1940 Act”).
Investments of the Pacific Dynamix Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration; and high yield/high risk bonds.
Investments of the Pacific Dynamix Underlying Funds that invest primarily in equity instruments include: growth and value stocks; mid- and large-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated).
The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for investment and may adjust the Fund’s allocations to the Pacific Dynamix Underlying Funds, and add or remove Pacific Dynamix Underlying Funds, as it deems appropriate to meet the Fund’s investment goal. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Pacific Dynamix Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Pacific Dynamix Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than the other Pacific Dynamix Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is also subject to the risks of the Pacific Dynamix Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Pacific Dynamix Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
•
Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Pacific Dynamix Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Pacific Dynamix Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Pacific Dynamix Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Pacific Dynamix Underlying Fund’s investments can change due to market movements, the Pacific Dynamix Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Pacific Dynamix Underlying Funds in proportion to the Fund’s allocation to those Pacific Dynamix Underlying Funds.

•
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Pacific Dynamix Underlying Fund that provides greater profitability to PLFA than another Pacific Dynamix Underlying Fund may create an incentive for PLFA to use that fund as a Pacific Dynamix Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Pacific Dynamix Underlying

Funds, such as a view that a Pacific Dynamix Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Pacific Dynamix Underlying Funds, the Fund and the shareholders of the Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Pacific Dynamix Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Pacific Dynamix Underlying Funds
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Pacific Dynamix Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Pacific Dynamix Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Pacific Dynamix Underlying Fund’s yield (and total return) also may be low and a Pacific Dynamix Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Pacific Dynamix Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce a Pacific Dynamix Underlying Fund’s returns because a Pacific Dynamix Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Pacific Dynamix Underlying Fund’s investments denominated in or with exposure to that foreign currency.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

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Tracking Error Risk: Performance of a Pacific Dynamix Underlying Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between a Pacific Dynamix Underlying Fund’s investments and that index.

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Pacific Dynamix Underlying Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

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Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, a Pacific Dynamix Underlying Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, a Pacific Dynamix Underlying Fund may become non-diversified under the 1940 Act. This increases the risk that the Pacific Dynamix Underlying Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Pacific Dynamix Underlying Fund than a diversified fund with more investments.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes a Pacific Dynamix Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.
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Geographic Focus Risk: If a Pacific Dynamix Underlying a Pacific Dynamix Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Pacific Dynamix Underlying Fund’s performance. As a result, the Pacific Dynamix Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
Underlying Fund Risk: Because a Pacific Dynamix Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Pacific Dynamix Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Pacific Dynamix Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

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Securities Lending Risk: A Pacific Dynamix Underlying Fund may engage in securities lending, which involves the risk that a Pacific Dynamix Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Pacific Dynamix Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond, 15% MSCI World ex USA Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 1, 2009)	[__]%	[__]%	[__]%	N/A
Class P (incepted October 31, 2019)	[__]%	[__]%	N/A	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Pacific Dynamix – Moderate Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2009 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2009 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Pacific Dynamix — Growth Portfolio

Investment Goal
This Fund seeks moderately high, long-term growth of capital with low, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses1	0.21%	0.21%
Total Annual Fund Operating Expenses	0.64%	0.44%
Less Expense Reimbursement2	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%	0.39%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

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2
The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2027. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$60	$200	$352	$794
Class P	$40	$136	$241	$550
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Pacific Dynamix Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
10 – 30%	70 – 90%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10 year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic, small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds and high yield/high risk bonds.
PLFA then determines the amount of the Fund’s assets to invest in each Pacific Dynamix Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Pacific Dynamix Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Pacific Dynamix Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Pacific Dynamix Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Pacific Dynamix Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
The Pacific Dynamix Underlying Funds in which the Fund invests are index funds (including index sampling funds), which means that they seek to match the investment returns of specified stock or bond indices. Some of these Pacific Dynamix Underlying Funds, in order to track the composition of their indices, may become non-diversified under the Investment Company Act of 1940 (“1940 Act”).
Investments of the Pacific Dynamix Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration; and high yield/high risk bonds.
Investments of the Pacific Dynamix Underlying Funds that invest primarily in equity instruments include: growth and value stocks; mid- and large-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated).
The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for investment and may adjust the Fund’s allocations to the Pacific Dynamix Underlying Funds, and add or remove Pacific Dynamix Underlying Funds, as it deems appropriate to meet the Fund’s investment goal. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Pacific Dynamix Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Pacific Dynamix Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than the other Pacific Dynamix Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is also subject to the risks of the Pacific Dynamix Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Pacific Dynamix Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Pacific Dynamix Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Pacific Dynamix Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Pacific Dynamix Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Pacific Dynamix Underlying Fund’s investments can change due to market movements, the Pacific Dynamix Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Pacific Dynamix Underlying Funds in proportion to the Fund’s allocation to those Pacific Dynamix Underlying Funds.

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Pacific Dynamix Underlying Fund that provides greater profitability to PLFA than another Pacific Dynamix Underlying Fund may create an incentive for PLFA to use that fund as a Pacific Dynamix Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Pacific Dynamix Underlying

Funds, such as a view that a Pacific Dynamix Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Pacific Dynamix Underlying Funds, the Fund and the shareholders of the Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Pacific Dynamix Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Pacific Dynamix Underlying Funds
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Pacific Dynamix Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Pacific Dynamix Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Pacific Dynamix Underlying Fund’s yield (and total return) also may be low and a Pacific Dynamix Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Pacific Dynamix Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Pacific Dynamix Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce a Pacific Dynamix Underlying Fund’s returns because a Pacific Dynamix Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk

(securities backed by different U.S. government agencies are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).
•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

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Tracking Error Risk: Performance of a Pacific Dynamix Underlying Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between a Pacific Dynamix Underlying Fund’s investments and that index.

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Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Pacific Dynamix Underlying Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

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Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, a Pacific Dynamix Underlying Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, a Pacific Dynamix Underlying Fund may become non-diversified under the 1940 Act. This increases the risk that the Pacific Dynamix Underlying Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Pacific Dynamix Underlying Fund than a diversified fund with more investments.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes a Pacific Dynamix Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

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Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Geographic Focus Risk: If a Pacific Dynamix Underlying a Pacific Dynamix Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Pacific Dynamix Underlying Fund’s performance. As a result, the Pacific Dynamix Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Underlying Fund Risk: Because a Pacific Dynamix Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Pacific Dynamix Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Pacific Dynamix Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

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Securities Lending Risk: A Pacific Dynamix Underlying Fund may engage in securities lending, which involves the risk that a Pacific Dynamix Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Pacific Dynamix Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 55% S&P 500, 25% MSCI World ex USA, 20% Bloomberg US Aggregate Bond Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 1, 2009)	[__]%	[__]%	[__]%	N/A
Class P (incepted October 31, 2019)	[__]%	[__]%	N/A	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2009 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2009 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Pacific Dynamix — Aggressive Growth Portfolio

Investment Goal
This Fund seeks high, long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	1.52%	1.52%
Acquired Fund Fees and Expenses2	0.21%	0.21%
Total Annual Fund Operating Expenses	2.13%	1.93%
Less Expense Reimbursement3	(1.54%)	(1.54%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%	0.39%
1
Expense information has been restated to reflect current fees.
2
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

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3
The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2027. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$60	$518	$1,002	$2,340
Class P	$40	$456	$898	$2,218
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Pacific Dynamix Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
0 - 15%	85 - 100%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10 year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic, small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds and high yield/high risk bonds.
PLFA then determines the amount of the Fund’s assets to invest in each Pacific Dynamix Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Pacific Dynamix Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Pacific Dynamix Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Pacific Dynamix Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Pacific Dynamix Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
The Pacific Dynamix Underlying Funds in which the Fund invests are index funds (including index sampling funds), which means that they seek to match the investment returns of specified stock or bond indices. Some of these Pacific Dynamix Underlying Funds, in order to track the composition of their indices, may become non-diversified under the Investment Company Act of 1940 (“1940 Act”).
Investments of the Pacific Dynamix Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration; and high yield/high risk bonds.
Investments of the Pacific Dynamix Underlying Funds that invest primarily in equity instruments include: growth and value stocks; mid- and large-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated).
The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for investment and may adjust the Fund’s allocations to the Pacific Dynamix Underlying Funds, and add or remove Pacific Dynamix Underlying Funds, as it deems appropriate to meet the Fund’s investment goal. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Pacific Dynamix Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Pacific Dynamix Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than the other Pacific Dynamix Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is also subject to the risks of the Pacific Dynamix Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Pacific Dynamix Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Pacific Dynamix Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Pacific Dynamix Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Pacific Dynamix Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Pacific Dynamix Underlying Fund’s investments can change due to market movements, the Pacific Dynamix Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Pacific Dynamix Underlying Funds in proportion to the Fund’s allocation to those Pacific Dynamix Underlying Funds.

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Pacific Dynamix Underlying Fund that provides greater profitability to PLFA than another Pacific Dynamix Underlying Fund may create an incentive for PLFA to use that fund as a Pacific Dynamix Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Pacific Dynamix Underlying

Funds, such as a view that a Pacific Dynamix Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Pacific Dynamix Underlying Funds, the Fund and the shareholders of the Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Pacific Dynamix Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Pacific Dynamix Underlying Funds
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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Pacific Dynamix Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Pacific Dynamix Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Pacific Dynamix Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Pacific Dynamix Underlying Fund’s yield (and total return) also may be low and a Pacific Dynamix Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Pacific Dynamix Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.
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Tracking Error Risk: Performance of a Pacific Dynamix Underlying Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between a Pacific Dynamix Underlying Fund’s investments and that index.

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Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Pacific Dynamix Underlying Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

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Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, a Pacific Dynamix Underlying Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, a Pacific Dynamix Underlying Fund may become non-diversified under the 1940 Act. This increases the risk that the Pacific Dynamix Underlying Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Pacific Dynamix Underlying Fund than a diversified fund with more investments.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes a Pacific Dynamix Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

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Geographic Focus Risk: If a Pacific Dynamix Underlying a Pacific Dynamix Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Pacific Dynamix Underlying Fund’s performance. As a result, the Pacific Dynamix Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Underlying Fund Risk: Because a Pacific Dynamix Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Pacific Dynamix Underlying

Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Pacific Dynamix Underlying Fund and its remaining shareholders, both of which could negatively impact performance.
•
Securities Lending Risk: A Pacific Dynamix Underlying Fund may engage in securities lending, which involves the risk that a Pacific Dynamix Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Pacific Dynamix Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 65% S&P 500, 25% MSCI World ex USA, 10% Bloomberg US Aggregate Bond Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	Since Inception
Class I (incepted April 30, 2024)	[__]%	[__]%
Class P (incepted April 30, 2024)	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%
Pacific Dynamix – Aggressive Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception
Samuel S. Park, Director and Portfolio Manager	Since 2024 (Fund Inception)
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2024 (Fund Inception)
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Portfolio Optimization Conservative Portfolio

Investment Goal
This Fund seeks current income and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.02%
Acquired Fund Fees and Expenses1	0.57%	0.57%
Total Annual Fund Operating Expenses	0.90%	0.69%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$92	$287	$498	$1,108
Class P	$70	$221	$384	$859
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund.
An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Portfolio Optimization Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
60 – 90%	10 – 40%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international and emerging markets.
PLFA then determines the amount of the Fund’s assets to invest in each Portfolio Optimization Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Portfolio Optimization Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to the Fund’s Portfolio Optimization Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Portfolio Optimization Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Portfolio Optimization Underlying Fund.

(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks (which may be U.S. dollar or foreign currency-denominated).
Certain Portfolio Optimization Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). A Portfolio Optimization Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Portfolio Optimization Underlying Fund. PLFA has sole discretion in selecting the Portfolio Optimization Underlying Funds for investment and may adjust the Fund’s allocations to the Portfolio Optimization Underlying Funds, and add or remove Portfolio Optimization Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Portfolio Optimization Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Portfolio Optimization Underlying Funds that invest primarily in debt instruments, this Fund has more exposure to debt securities risk than other Portfolio Optimization Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is
also subject to the risks of the Portfolio Optimization Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Portfolio Optimization Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
•
Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Portfolio Optimization Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Portfolio Optimization Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Portfolio Optimization Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Portfolio Optimization Underlying Fund’s investments can change due to market movements, the Portfolio Optimization Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Portfolio Optimization Underlying Funds in proportion to the Fund’s allocation to those Portfolio Optimization Underlying Funds.

•
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than another Portfolio Optimization Underlying Fund may create an incentive for PLFA to use that fund as a Portfolio Optimization Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Portfolio Optimization Underlying Funds, such as a view that a Portfolio Optimization Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Portfolio Optimization Underlying Funds, the Fund and the shareholders of the Fund and Portfolio Optimization Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Portfolio Optimization Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Portfolio Optimization Underlying Funds
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Portfolio Optimization Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Portfolio Optimization Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Portfolio Optimization Underlying Fund’s yield (and total return) also may be low and a Portfolio Optimization Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Portfolio Optimization Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce a Portfolio Optimization Underlying Fund’s returns because a Portfolio Optimization Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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•
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects a Portfolio Optimization Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase a Portfolio Optimization Underlying Fund’s volatility and risk of loss.

•
Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, a Portfolio Optimization Underlying Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

•
Leverage Risk: A Portfolio Optimization Underlying Fund may invest in forward commitments, futures contracts, options or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Portfolio Optimization Underlying Fund’s principal amount invested. Leverage can magnify a Portfolio Optimization Underlying Fund’s gains and losses and therefore increase its volatility.

•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Portfolio Optimization Underlying Fund’s investments denominated in or with exposure to that foreign currency.

•
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

•
Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

•
Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper a Portfolio Optimization Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by a Portfolio Optimization Underlying Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to a Portfolio Optimization Underlying Fund, requiring a Portfolio Optimization Underlying Fund to borrow cash which would increase a Portfolio Optimization Underlying Fund’s expenses. The Portfolio Optimization Underlying Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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•
Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than a Portfolio Optimization Underlying Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by a Portfolio Optimization Underlying Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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•
Geographic Focus Risk: If a Portfolio Optimization Underlying a Portfolio Optimization Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Portfolio Optimization Underlying Fund’s performance. As a result, the Portfolio Optimization Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for a Portfolio Optimization Underlying Fund with respect to the allocation of the assets of a Portfolio Optimization Underlying Fund that has more than one strategy. For example, the use of one strategy of a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than the other may create an incentive for PLFA to use that strategy. PLFA seeks to identify and address any potential conflicts in a manner that is fair to a Portfolio Optimization Underlying Fund and its shareholders. PLFA has adopted a policy under which investment decisions for a Portfolio Optimization Underlying Fund must be made in the best interests of a Portfolio Optimization Underlying Fund and its shareholders.

•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Portfolio Optimization Underlying Fund’s performance.

•
Underlying Fund Risk: Because a Portfolio Optimization Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Portfolio Optimization Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Portfolio Optimization Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

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•
Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 65% Bloomberg US Aggregate Bond, 15% S&P 500, 15% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	[__]%	[__]%	[__]%	N/A
Class P (incepted October 31, 2019)	[__]%	[__]%	N/A	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A

Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Portfolio Optimization Moderate-Conservative Portfolio

Investment Goal
This Fund seeks current income and moderate growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.59%	0.59%
Total Annual Fund Operating Expenses	0.91%	0.71%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$93	$290	$504	$1,120
Class P	$73	$227	$395	$883
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund.
An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Portfolio Optimization Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
45 – 75%	25 – 55%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international and emerging markets.
PLFA then determines the amount of the Fund’s assets to invest in each Portfolio Optimization Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Portfolio Optimization Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to the Fund’s Portfolio Optimization Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Portfolio Optimization Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Portfolio Optimization Underlying Fund.

(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks (which may be U.S. dollar or foreign currency-denominated).
Certain Portfolio Optimization Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). A Portfolio Optimization Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Portfolio Optimization Underlying Fund. PLFA has sole discretion in selecting the Portfolio Optimization Underlying Funds for investment and may adjust the Fund’s allocations to the Portfolio Optimization Underlying Funds, and add or remove Portfolio Optimization Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Portfolio Optimization Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Portfolio Optimization Underlying Funds that invest primarily in debt instruments, this Fund has more exposure to debt securities risk than other Portfolio Optimization Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is
also subject to the risks of the Portfolio Optimization Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Portfolio Optimization Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Portfolio Optimization Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Portfolio Optimization Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Portfolio Optimization Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Portfolio Optimization Underlying Fund’s investments can change due to market movements, the Portfolio Optimization Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Portfolio Optimization Underlying Funds in proportion to the Fund’s allocation to those Portfolio Optimization Underlying Funds.

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than another Portfolio Optimization Underlying Fund may create an incentive for PLFA to use that fund as a Portfolio Optimization Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Portfolio Optimization Underlying Funds, such as a view that a Portfolio Optimization Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Portfolio Optimization Underlying Funds, the Fund and the shareholders of the Fund and Portfolio Optimization Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Portfolio Optimization Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Portfolio Optimization Underlying Funds
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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Portfolio Optimization Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Portfolio Optimization Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Portfolio Optimization Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Portfolio Optimization Underlying Fund’s yield (and total return) also may be low and a Portfolio Optimization Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Portfolio Optimization Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce a Portfolio Optimization Underlying Fund’s returns because a Portfolio Optimization Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects a Portfolio Optimization Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase a Portfolio Optimization Underlying Fund’s volatility and risk of loss.

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Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, a Portfolio Optimization Underlying Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.
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Leverage Risk: A Portfolio Optimization Underlying Fund may invest in forward commitments, futures contracts, options or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Portfolio Optimization Underlying Fund’s principal amount invested. Leverage can magnify a Portfolio Optimization Underlying Fund’s gains and losses and therefore increase its volatility.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

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Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

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Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

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Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper a Portfolio Optimization Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by a Portfolio Optimization Underlying Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to a Portfolio Optimization Underlying Fund, requiring a Portfolio Optimization Underlying Fund to borrow cash which would increase a Portfolio Optimization Underlying Fund’s expenses. The Portfolio Optimization Underlying Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.
U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.
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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Geographic Focus Risk: If a Portfolio Optimization Underlying a Portfolio Optimization Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Portfolio Optimization Underlying Fund’s performance. As a result, the Portfolio Optimization Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than a Portfolio Optimization Underlying Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by a Portfolio Optimization Underlying Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for a Portfolio Optimization Underlying Fund with respect to the allocation of the assets of a Portfolio Optimization Underlying Fund that has more than one strategy. For example, the use of one strategy of a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than the other may create an incentive for PLFA to use that strategy. PLFA seeks to identify and address any potential conflicts in a manner that is fair to a Portfolio Optimization Underlying Fund and its shareholders. PLFA has adopted a policy under which investment decisions for a Portfolio Optimization Underlying Fund must be made in the best interests of a Portfolio Optimization Underlying Fund and its shareholders.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Portfolio Optimization Underlying Fund’s performance.

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Underlying Fund Risk: Because a Portfolio Optimization Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Portfolio Optimization Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Portfolio Optimization Underlying Fund and its remaining shareholders, both of which could negatively impact performance.
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Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	[__]%	[__]%	[__]%	N/A
Class P (incepted October 31, 2019)	[__]%	[__]%	N/A	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Portfolio Optimization Moderate- Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Portfolio Optimization Moderate Portfolio

Investment Goal
This Fund seeks long-term growth of capital and low to moderate income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.60%	0.60%
Total Annual Fund Operating Expenses	0.92%	0.72%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Portfolio Optimization Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
30 – 60%	40 – 70%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international and emerging markets.
PLFA then determines the amount of the Fund’s assets to invest in each Portfolio Optimization Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Portfolio Optimization Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to the Fund’s Portfolio Optimization Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Portfolio Optimization Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Portfolio Optimization Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; and inflation-indexed bonds.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks (which may be U.S. dollar or foreign currency-denominated).
Certain Portfolio Optimization Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). A Portfolio Optimization Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Portfolio Optimization Underlying Fund. PLFA has sole discretion in selecting the Portfolio Optimization Underlying Funds for investment and may adjust the Fund’s allocations to the Portfolio Optimization Underlying Funds, and add or remove Portfolio Optimization Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Portfolio Optimization Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Portfolio Optimization Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is also subject to the risks of the Portfolio Optimization Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Portfolio Optimization Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Portfolio Optimization Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Portfolio Optimization Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Portfolio Optimization Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Portfolio Optimization Underlying Fund’s investments can change due to market movements, the Portfolio Optimization Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Portfolio Optimization Underlying Funds in proportion to the Fund’s allocation to those Portfolio Optimization Underlying Funds.

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than another Portfolio Optimization Underlying Fund may create an incentive for PLFA to use that fund as a Portfolio Optimization Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Portfolio Optimization Underlying Funds, such as a view that a Portfolio Optimization Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Portfolio Optimization Underlying Funds, the Fund and the shareholders of the Fund and Portfolio Optimization Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Portfolio Optimization Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Portfolio Optimization Underlying Funds
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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Portfolio Optimization Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Portfolio Optimization Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Portfolio Optimization Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Portfolio Optimization Underlying Fund’s yield (and total return) also may be low and a Portfolio Optimization Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Portfolio Optimization Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce a Portfolio Optimization Underlying Fund’s returns because a Portfolio Optimization Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

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Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects a Portfolio Optimization Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase a Portfolio Optimization Underlying Fund’s volatility and risk of loss.

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Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, a Portfolio Optimization Underlying Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

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Leverage Risk: A Portfolio Optimization Underlying Fund may invest in forward commitments, futures contracts, options or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Portfolio Optimization Underlying Fund’s principal amount invested. Leverage can magnify a Portfolio Optimization Underlying Fund’s gains and losses and therefore increase its volatility.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

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Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

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Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

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Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than a Portfolio Optimization Underlying Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by a Portfolio Optimization Underlying Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

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Geographic Focus Risk: If a Portfolio Optimization Underlying a Portfolio Optimization Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Portfolio Optimization Underlying Fund’s performance. As a result, the Portfolio Optimization Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

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Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Portfolio Optimization Underlying Fund’s performance.

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Underlying Fund Risk: Because a Portfolio Optimization Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Portfolio Optimization Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Portfolio Optimization Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

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Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	[__]%	[__]%	[__]%	N/A
Class P (incepted October 31, 2019)	[__]%	[__]%	N/A	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A

Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Portfolio Optimization Growth Portfolio

Investment Goal
This Fund seeks moderately high, long-term capital appreciation with low, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.62%	0.62%
Total Annual Fund Operating Expenses	0.94%	0.74%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$96	$300	$520	$1,155
Class P	$76	$237	$411	$918
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Portfolio Optimization Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
15 – 45%	55 – 85%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international and emerging markets.
PLFA then determines the amount of the Fund’s assets to invest in each Portfolio Optimization Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Portfolio Optimization Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to the Fund’s Portfolio Optimization Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Portfolio Optimization Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Portfolio Optimization Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; and inflation-indexed bonds.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks (which may be U.S. dollar or foreign currency-denominated).
Certain Portfolio Optimization Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). A Portfolio Optimization Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Portfolio Optimization Underlying Fund. PLFA has sole discretion in selecting the Portfolio Optimization Underlying Funds for investment and may adjust the Fund’s allocations to the Portfolio Optimization Underlying Funds, and add or remove Portfolio Optimization Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Portfolio Optimization Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Portfolio Optimization Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is also subject to the risks of the Portfolio Optimization Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Portfolio Optimization Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Portfolio Optimization Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Portfolio Optimization Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Portfolio Optimization Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Portfolio Optimization Underlying Fund’s investments can change due to market movements, the Portfolio Optimization Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Portfolio Optimization Underlying Funds in proportion to the Fund’s allocation to those Portfolio Optimization Underlying Funds.

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than another Portfolio Optimization Underlying Fund may create an incentive for PLFA to use that fund as a Portfolio Optimization Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Portfolio Optimization Underlying Funds, such as a view that a Portfolio Optimization Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Portfolio Optimization Underlying Funds, the Fund and the shareholders of the Fund and Portfolio Optimization Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Portfolio Optimization Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Portfolio Optimization Underlying Funds
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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Portfolio Optimization Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Portfolio Optimization Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Portfolio Optimization Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Portfolio Optimization Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Portfolio Optimization Underlying Fund’s yield (and total return) also may be low and a Portfolio Optimization Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce a Portfolio Optimization Underlying Fund’s returns because a Portfolio Optimization Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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•
Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects a Portfolio Optimization Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase a Portfolio Optimization Underlying Fund’s volatility and risk of loss.

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Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, a Portfolio Optimization Underlying Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.
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Leverage Risk: A Portfolio Optimization Underlying Fund may invest in forward commitments, futures contracts, options or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Portfolio Optimization Underlying Fund’s principal amount invested. Leverage can magnify a Portfolio Optimization Underlying Fund’s gains and losses and therefore increase its volatility.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

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Geographic Focus Risk: If a Portfolio Optimization Underlying a Portfolio Optimization Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Portfolio Optimization Underlying Fund’s performance. As a result, the Portfolio Optimization Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Portfolio Optimization Underlying Fund’s performance.

•
Underlying Fund Risk: Because a Portfolio Optimization Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Portfolio Optimization Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Portfolio Optimization Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

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Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 55% S&P 500, 20% MSCI EAFE, 17% Bloomberg US Aggregate Bond, and 8% ICE BofA U.S. 3-Month T-Bill Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	[__]%	[__]%	[__]%	N/A
Class P (incepted October 31, 2019)	[__]%	[__]%	N/A	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

Portfolio Optimization Aggressive-Growth Portfolio

Investment Goal
This Fund seeks high, long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses1	0.64%	0.64%
Total Annual Fund Operating Expenses	0.97%	0.77%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$99	$309	$536	$1,190
Class P	$79	$246	$428	$954
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund.
An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Portfolio Optimization Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
0 – 30%	70 – 100%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international and emerging markets.
PLFA then determines the amount of the Fund’s assets to invest in each Portfolio Optimization Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Portfolio Optimization Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to the Fund’s Portfolio Optimization Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Portfolio Optimization Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Portfolio Optimization Underlying Fund.

(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; and inflation-indexed bonds.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks (which may be U.S. dollar or foreign currency-denominated).
Certain Portfolio Optimization Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). A Portfolio Optimization Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Portfolio Optimization Underlying Fund. PLFA has sole discretion in selecting the Portfolio Optimization Underlying Funds for investment and may adjust the Fund’s allocations to the Portfolio Optimization Underlying Funds, and add or remove Portfolio Optimization Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Portfolio Optimization Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Portfolio Optimization Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is
also subject to the risks of the Portfolio Optimization Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Portfolio Optimization Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Portfolio Optimization Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Portfolio Optimization Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Portfolio Optimization Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Portfolio Optimization Underlying Fund’s investments can change due to market movements, the Portfolio Optimization Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Portfolio Optimization Underlying Funds in proportion to the Fund’s allocation to those Portfolio Optimization Underlying Funds.

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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than another Portfolio Optimization Underlying Fund may create an incentive for PLFA to use that fund as a Portfolio Optimization Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Portfolio Optimization Underlying Funds, such as a view that a Portfolio Optimization Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Portfolio Optimization Underlying Funds, the Fund and the shareholders of the Fund and Portfolio Optimization Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Portfolio Optimization Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Underlying Funds
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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Portfolio Optimization Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Portfolio Optimization Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects a Portfolio Optimization Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase a Portfolio Optimization Underlying Fund’s volatility and risk of loss.

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Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, a Portfolio Optimization Underlying Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

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Leverage Risk: A Portfolio Optimization Underlying Fund may invest in forward commitments, futures contracts, options or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Portfolio Optimization Underlying Fund’s principal amount invested. Leverage can magnify a Portfolio Optimization Underlying Fund’s gains and losses and therefore increase its volatility.

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Geographic Focus Risk: If a Portfolio Optimization Underlying a Portfolio Optimization Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Portfolio Optimization Underlying Fund’s performance. As a result, the Portfolio Optimization Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.
•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

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Non-Diversification Risk: A Portfolio Optimization Underlying Fund that is classified as nondiversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Portfolio Optimization Underlying Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Portfolio Optimization Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent a Portfolio Optimization Underlying Fund from being managed as though it were a diversified fund.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Portfolio Optimization Underlying Fund’s performance.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Portfolio Optimization Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Portfolio Optimization Underlying Fund’s yield (and total return) also may be low and a Portfolio Optimization Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.
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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Portfolio Optimization Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.

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Underlying Fund Risk: Because a Portfolio Optimization Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Portfolio Optimization Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Portfolio Optimization Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	[__]%	[__]%	[__]%	N/A
Class P (incepted October 31, 2019)	[__]%	[__]%	N/A	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%	N/A
Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Samuel S. Park, Director and Portfolio Manager	Since 2013
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

ADDITIONAL SUMMARY INFORMATION
Purchase and Sale of Fund Shares
The Fund is offered at net asset value (“NAV”) and is available as an underlying investment option for variable life insurance policies and variable annuity contracts (“variable products”) issued by Pacific Life and PL&A. You do not buy, sell or exchange shares of the Fund — you choose investment options through your variable product. The life insurance companies then invest in the Fund if you choose it as an investment option and redeem shares of the Fund if you choose to decrease that investment option. Any minimum initial or subsequent investment requirements and procedures for purchase or redemption of shares of the Fund that apply to your variable product are described in the prospectus for the variable product.
Tax Information
Because the only shareholders of the Fund are the insurance companies offering the variable products and as applicable certain funds of funds of the Trust, no discussion is included here about the federal income tax consequences at the shareholder level. The federal income tax consequences for purchasers of a variable product are described in the prospectus for the variable product.
Payments to Broker-Dealers and Other Financial Intermediaries
Pacific Select Distributors, LLC (“PSD”), the distributor for the Fund and for the variable products, may pay broker-dealers or other financial intermediaries (such as insurance companies) for the sale of the variable products and related services, including shareholder servicing. The Fund’s service fee, which is paid to PSD, can be used for a part of these payments. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the variable product, a share class and/or the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. Class P shares do not pay a service fee to PSD.
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
The following provides general investment information that applies to each Fund offered in this Prospectus, unless otherwise noted. For a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ holdings and about each Fund’s non-principal investment strategies and descriptions of securities, see the Trust’s Statement of Additional Information (“SAI”).
General Investment Information
Each Fund is subject to regulation under the Investment Company Act of 1940, as amended (“1940 Act”), and is classified as diversified under the 1940 Act unless otherwise noted. Although some of the Funds may have names or investment goals that resemble other mutual funds managed by the same Manager, they may not have the same underlying holdings or performance as those other mutual funds. Each Fund’s investment goal is non-fundamental and may be changed without shareholder approval. Unless a particular investment policy is identified as fundamental in the SAI, the Trust’s board of trustees (“Board”) may change investment policies of a Fund without shareholder approval. Generally, there are changes to a Fund’s investment policies when an existing Manager is replaced, to reflect the new Manager’s investment style and practices.
A Fund may have investment policies on the amount that it can invest in certain kinds of securities, certain countries or credit ratings, or capitalizations of securities. These investment policies apply at the time the investment is made so an actively managed Fund generally may continue to hold positions which met the investment policies at the time of investment but subsequently do not meet such policies. Additionally, an actively managed Fund may continue to invest in investments that move outside such policies for reasons such as dividend reinvestments or corporate actions. A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares outstanding. Since companies’ market capitalizations fluctuate due to price volatility, capitalization ranges of the indices used to determine eligibility may be affected. Therefore, the capitalization ranges may be modified from time to time. Capitalization is determined at time of investment. Accordingly, an actively managed Fund which invests principally in the securities of small-capitalization companies may continue to hold those securities even if they become mid-capitalization companies. Similarly, an actively managed Fund which invests principally in securities of mid-capitalization companies may continue to hold those securities even if they become large-capitalization companies. Conversely, an actively managed Fund which invests principally in the securities of large-capitalization companies may continue to hold those securities even if they become mid-capitalization companies. Many of the indices that are used to give you an idea of the capitalization range for the size of companies in which a Fund may invest are periodically reconstituted by the index provider. When this is done, it is possible that a Fund may hold a significant number of holdings with capitalizations that are no longer within the capitalization range of the reconstituted index.
Some investment policies are in place due to regulatory requirements relating to the name of the particular Fund (“Name Test Policy”) and impose an 80% investment minimum. The Name Test Policy is applied to a Fund’s net assets, plus the amount of any borrowings for investment purposes. Other than for the Name Test Policy, if net assets are not specified, then percentage limits refer to a Fund’s total assets. Please see the SAI for additional information on the Name Test Policy.

Duration is a mathematical measure of a Fund’s or security’s price sensitivity to changes in interest rates. Each year of duration represents an expected 1% change in the net asset value of a Fund or security for every 1% change in interest rates. So the longer a Fund’s or security’s duration, the more sensitive it will be to changes in interest rates. As such, a Fund with a long average duration (generally above 10 years) or intermediate average duration (generally between 3 and 10 years) will be more sensitive to changes in interest rates than a Fund with a short average duration (generally less than 3 years). For example, if a Fund has a weighted average duration of 5 years, its net asset value would be expected to fall about 5% when interest rates rise by 1%. Duration is not necessarily equal to maturity. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration factors in the pattern of all payments of interest and principal over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of floating rate securities).
Weighted average maturity is the average of the current maturities of all bonds held by a Fund, calculated to weight more heavily those bonds held in higher dollar values by the Fund. Weighted average maturity is important to investors as an indication of a fund’s sensitivity to changes in interest rates. Usually, the longer the weighted average maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal which can shorten the weighted average maturity of a fund. Therefore, in the case of a Fund which holds mortgage-related securities, asset-backed securities and similar types of securities, the weighted average maturity of a Fund is equivalent to its weighted average life. Weighted average life is the weighted average maturity of the cash flows in the securities held by a Fund given certain prepayment assumptions.
Many of the Funds in this Prospectus are available for investment (each such Fund, a “Portfolio Optimization Underlying Fund”) by the Portfolio Optimization Portfolios, which are funds that invest in other funds of the Trust to seek their investment goals (each a “fund of funds”). Changes to the allocations of a Portfolio Optimization Portfolio can result in the transfer of assets from one Portfolio Optimization Underlying Fund to another. The purchase and redemption of Portfolio Optimization Underlying Fund shares by a Portfolio Optimization Portfolio may cause the Portfolio Optimization Underlying Fund to buy and sell portfolio investments which could result in a higher portfolio turnover rate. In order to gain market exposure efficiently when managing cash flows in connection with allocation changes for a Portfolio Optimization Portfolio (including changes in Managers or their investment personnel, and reorganizations of Funds), a Portfolio Optimization Underlying Fund may temporarily use or increase its use of derivatives, such as futures contracts, which (if principally used) can temporarily subject such Portfolio Optimization Underlying Fund to derivatives risk and leverage risk.
The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments, investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of investment. Accordingly, a Fund that uses such instruments may have a higher portfolio turnover rate than as disclosed in its Fund summary. During the past fiscal year, the following Funds engaged in active and frequent trading (over 100% turnover of portfolio securities): [__] High portfolio turnover rates may cause a Fund to incur higher levels of brokerage fees and commissions, which may reduce performance.
In connection with the commencement of operations for a new Fund or during a change in Manager (including the addition or removal of a co-Manager) for an existing Fund, a Fund may temporarily deviate from investment guidelines (including the use of derivatives, such as futures, as well as holdings in cash and cash equivalents) in order to reasonably and economically obtain market exposure and manage cash flows. As a result of a change in Manager, certain investment strategies of a Fund may change as described in a supplement that will be provided to impacted shareholders in advance of this transition. In order to facilitate these changes, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations received from the pending new Manager. PLFA, the investment adviser to the Funds, may begin this transitioning prior to the transition effective date if PLFA determines that doing so is in the best interest of Fund shareholders.
Each Fund is impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund. To address this risk, unless otherwise noted, all Funds may hold some cash or cash equivalents for redemption purposes. The commencement of operations for a new Fund or a change in Manager may also result in a Fund temporarily experiencing a high portfolio turnover rate. A new Fund may also not succeed in achieving an economically viable asset size, which may result in its liquidation.
Each Fund may hold illiquid investments from time to time, depending upon market conditions and events. An illiquid investment is defined as an investment not reasonably expected to be sold or disposed of under current market conditions in seven calendar days or less without significantly changing the value of the investment. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. Once the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, PLFA will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.

The Manager of a Fund that is actively managed may (but is not required to) take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, industry, political or other conditions to try to protect the Fund from potential loss, for redemptions, at start-up of a Fund, in connection with the liquidation of a Fund, or where the sub-adviser or co-sub-adviser of a Fund is no longer managing the Fund. These shifts may alter the risk/return characteristics of a Fund and cause a Fund to miss investment opportunities and not to achieve its investment goal. Temporary defensive positions could detract from investment performance in a period of rising market prices, but may reduce the severity of losses in a period of falling market prices and provide liquidity for making additional investments or for meeting redemptions. Furthermore, such investment decisions may not anticipate market trends successfully. For further information on the types of investments that a Fund may make while assuming a temporary defensive position, see the Trust’s SAI, which can be obtained as described in the Where to Go For More Information section of this Prospectus.
All risks described in this Additional Information About Principal Investment Strategies and Principal Risks section are listed alphabetically for reader ease and not by importance of the risk to the Funds as they are in the Fund Summaries sections. The following provides additional information about the principal investment strategies and principal risks described in the Fund Summaries sections at the beginning of this Prospectus.
Bond Plus Portfolio
Investment Goal
This Fund seeks capital appreciation.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to bonds and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, and Fidelity Diversifying Solutions LLC (“FDS”), sub-adviser to a portion of the Fund, manage the Fund as described further below.
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
PLFA managed portion: For the PLFA managed portion of the Fund, PLFA seeks to gain exposure to debt securities using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to FDS to manage as described under the “FDS managed portion.”
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to debt securities through total return swap agreements and futures contracts on the Bloomberg US Aggregate Bond Index (the “Index”), a debt securities index that represents the investment grade, U.S. dollar-denominated, fixed rate taxable bond market. PLFA may also enter into total return swap agreements on ETFs that seek to track the performance of the Index. The total return swap agreements in which the Fund invests are typically with large financial institutions that meet PLFA’s minimum credit standards and usually short term (under 18 months in length).
Using derivatives such as total return swap agreements or futures contracts on the Index or total return swap agreements on ETFs that track the performance of the Index is a way to obtain investment exposure to debt securities, as represented by the Index, and seek the returns of the Index without purchasing all of the securities in the Index. PLFA may also invest in U.S. Treasury futures contracts to gain exposure to debt securities that approximate key risk factors and performance attributes of the Index, such as duration.
This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
PLFA will also seek incremental alpha for its portion of the Fund as it sees investment opportunities. To seek incremental alpha, PLFA may use futures contracts and swap agreements (including total return swaps, interest rate swaps and credit default swaps) to implement its investment views on risk factors or performance attributes within the debt securities market, as represented by the Index. This could involve, for example, PLFA selling short U.S. Treasury futures contracts to express an investment view for lower duration relative to the Index, or doing the opposite.
FDS managed portion: FDS manages its portion of the Fund to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.

This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents (defined as securities that have an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in Rule 144A securities.
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
PLFA managed portion
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ETF Market Trading Risk

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Industry Concentration Risk

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Non-Diversification Risk

FDS managed portion
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Foreign (Non-U.S.) Markets Risk

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Mortgage-Related and Other Asset-Backed Securities Risk

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Restricted Securities Risk

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Securities Lending Risk

Risks for both portions of the Fund
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Active Management Risk

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Credit Risk

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Debt Securities Risk

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Derivatives Risk

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Financial Sector Risk

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Interest Rate Risk

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Leverage Risk

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Swap Agreements Risk

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Underlying Fund Risk

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U.S. Government Securities Risk

Core Income Portfolio
Investment Goal
This Fund seeks a high level of current income; capital appreciation is of secondary importance.
Principal Investment Strategies
This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. The Fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond Index, although the instruments held may have short, intermediate, and long terms to maturity. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity, and call features. Duration is often used to measure a bond’s sensitivity to interest rates (i.e., to measure the volatility of a bond’s price relative to a change in interest rates). The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. As of December 31, 2025, the duration of the Bloomberg US Aggregate Bond Index was [__] years, and the duration of the Fund was [__] years.
Fundamental Research Process. Individual investment selection is based on the sub-adviser’s fundamental research process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Sector allocations are determined based on the sub-adviser’s assessment of risk/return opportunities relative to the Fund’s investment goal. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer (a process designed to measure an issuer’s ability to repay or refinance its debt obligations) and a relative value analysis (by analyzing the investment’s attractiveness relative to other investments with similar profiles for risk and liquidity) for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
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Active Management Risk

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Credit Risk

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Debt Securities Risk

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Floating Rate Loan Risk

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Foreign (Non-U.S.) Markets Risk

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High Yield/High Risk or “Junk” Securities Risk

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Interest Rate Risk

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Liquidity Risk

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Mortgage-Related and Other Asset-Backed Securities Risk

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Securities Lending Risk

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Underlying Fund Risk

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U.S. Government Securities Risk

Diversified Bond Portfolio
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt securities.
The Fund may invest in debt securities of any maturity and there is no minimum rating for the securities in which the Fund may invest. The sub-adviser seeks to maximize the total return of the Fund consistent with prudent investment management through a combination of current income and capital appreciation.
The Fund is divided into two portions, each of which is managed by a different portfolio management team at the Fund’s sub-adviser. The teams use different investment strategies in seeking to achieve the investment goal of the Fund. PLFA is the Fund’s investment adviser and selected these two strategies, the Core Plus Full Discretion and Core Plus Relative Return strategies, because of their different approaches to implementing “core plus” strategies for the Fund. A “core plus” strategy is one that seeks to outperform the benchmark by utilizing a greater credit exposure and a wider opportunity set as compared to a pure “core” strategy. PLFA monitors the performance of each strategy on an ongoing basis. PLFA generally allocates the Fund’s assets equally between the two strategies but, subject to PLFA’s discretion may change the allocation or rebalance as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice. PLFA allocates assets to each strategy in an effort to increase diversification among securities and investment strategies in seeking to increase the Fund’s potential for investment return while managing its risk and volatility. In addition, PLFA analyzes the risks arising from the investments of each strategy; evaluates the impact of any risk exposures on the Fund’s risk/return objectives; contemplates valuations, investor sentiment and other economic factors; and considers adjustments to strategy allocations as a result. The Fund may deviate from PLFA’s intended strategy allocation due to cash flows and changes to asset values.
The Fund may lend its portfolio holdings to certain financial institutions.
The two portions and their corresponding investment strategies are as follows:
Core Plus Full Discretion portion:
This strategy employs an opportunistic style based on a bottom-up, value-driven investment process combined with a macroeconomic and credit cycle perspective (the sub-adviser’s framework for identifying improving or deteriorating credit fundamentals). The strategy emphasizes a long-term view of market developments, with the intention to hold securities through a credit cycle as their fundamental credit characteristics improve. The strategy views the entire spectrum of fixed income markets as a global opportunity set from which to choose the most attractive total return opportunities, regardless of the sector.
Three themes typically drive the investment approach of the team when making investment decisions for this portion of the Fund. First, the team generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, this portion of the Fund may invest significantly in securities the prices of which the team believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. The team believes that positive returns may be generated by investing a portion of the Fund’s assets in non-market-related securities, rather than by relying primarily on changes in interest rates to produce positive returns. Third, the team analyzes various sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to identify securities that it believes may produce attractive returns for this portion of the Fund in comparison to their risk. The team generally prefers securities that are protected against calls (early redemption by the issuer).
Fixed income investments for this portion of the Fund may include securities issued by U.S. and foreign corporations and governments, bank loans and CLOs, commercial and residential mortgage-backed securities (including mortgage dollar rolls, stripped mortgage-backed securities and collateralized mortgage obligations) and other asset-backed securities, convertible securities, Rule 144A securities and structured notes.
This portion of the Fund will normally invest at least 80% of its assets in investment grade fixed income securities and may invest up to 15% of its assets in fixed income securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or, if unrated, are of comparable quality as determined by the sub-adviser.
This portion of the Fund may invest up to 30% of its assets in foreign securities (including emerging markets securities), which includes up to 20% in foreign currency-denominated securities. This portion of the Fund may also invest in obligations of supranational entities without limit (supranational entities are entities designated or supported by national governments to promote economic reconstruction, development or trade amongst nations, such as the World Bank).
This portion of the Fund may use futures contracts, forward commitments and swaps (including credit default swaps). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. The sub-adviser may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as when-issued securities, and mortgage TBA (“to be announced”) transactions, which are purchased to gain exposure to the mortgage market, as well as currency forward commitments which are used to adjust foreign currency exposure and hedge against currency fluctuations. Credit default swaps are used to manage default risk of an issuer/index and/or to gain exposure to a portion of the debt market or an individual issuer.
This portion of the Fund expects to maintain a weighted average effective duration within five years (plus or minus) of the Fund’s benchmark index, the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. As of December 31, 2025, the duration of the Bloomberg US Aggregate Bond Index was [__] years, the duration of this portion of the Fund was [__] years, and the duration of the Fund was [__] years.
When selecting securities to buy or sell for this portion of the Fund, the team considers the financial strength of the issuer, current interest rates, current valuations, the team’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the team’s expectations concerning the potential return of those investments.
Core Plus Relative Return portion:
This strategy focuses on the credit cycle as the primary driver of interest rates and credit spreads. The investment process primarily looks at macroeconomic factors in its analyses, and is designed to balance yield with capital preservation. The strategy will generally take on greater risk in stable and improving environments when credit valuations are considered to be undervalued, while emphasizing liquidity and quality through economic downturns. The strategy uses security selection based on fundamental, bottom-up credit analysis as an additional source of added value. The strategy is benchmark-aware, and seeks to outperform the Fund’s benchmark. The strategy also performs risk management analyses relative to the Fund’s benchmark to manage the volatility of this portion of the Fund. Traditional risk analytics (including tracking error) are complemented by forward-looking scenario analyses for a more comprehensive risk picture.
Fixed income investments for this portion of the Fund may include securities issued by U.S. and foreign corporations and governments (including U.S. Treasury Inflation Protected Securities (“TIPS”)), securities issued by supranational entities, U.S. government-sponsored agency debenture and pass-through securities, collateralized mortgage obligations, agency and non-agency commercial mortgage-backed and other asset-backed securities , and inflation-linked securities. This portion of the Fund may also invest in Rule 144A securities, structured notes, foreign securities (including those in emerging markets) and mortgage-related securities (including mortgage dollar rolls and stripped mortgage-backed securities and mortgage derivatives).

This portion of the Fund will normally invest at least 80% of its assets in investment-grade fixed income securities, and may invest up to 20% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.
This portion of the Fund may use futures contracts, forward commitments and swaps (including interest rate swaps and credit default swaps) (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. The sub-adviser may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as when-issued securities, and mortgage TBA transactions, which are purchased to gain exposure to the mortgage market, as well as currency forward commitments which are used to adjust foreign currency exposure and hedge against currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer.
This portion of the Fund will generally seek to maintain an effective duration of two years (plus or minus) relative to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. As of December 31, 2025, the duration of the Bloomberg US Aggregate Bond Index was [__] years, the duration of this portion of the Fund was [__] years, and the duration of the Fund was [__] years.
The portfolio management team seeks to balance opportunities for yield and price performance by combining macro-economic analysis with individual security selection. In selecting investments for this portion of the Fund, the portfolio management team works closely with the sub-adviser’s research analysts and sector teams to develop an outlook for the economy from research produced by various financial firms and specific forecasting services or from economic data released by U.S. and foreign governments, as well as the Federal Reserve Bank. The analysts review individual securities to identify what they consider attractive values through the use of quantitative screening tools. Once a security is purchased, the issuer’s creditworthiness and/or cash flow stability are continuously monitored to assess whether the obligation remains an appropriate investment for the Fund. The team may relax its emphasis on quality with respect to a given security if it believes that the issuer’s financial outlook creates an opportunity for higher returns. Fund holdings are generally diversified across sectors and industry groups.
When selecting securities for this portion of the Fund, purchase and sale considerations by the team include overall portfolio yield, interest rate sensitivity across different maturities held, fixed-income sector fundamentals and outlook, technical supply/demand factors, credit risk, cash flow variability, security-specific characteristics (such as whether a security is callable, fixed or floating rate, senior or subordinated, secured by collateral or unsecured, etc.), as well as potential currency and liquidity risk. The team also considers economic factors. Individual securities are assessed on a risk/return basis, both on a benchmark-relative and on an absolute return basis, and on their fit within the overall strategy.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
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Active Management Risk

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Conflicts of Interest Risk

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Convertible Securities Risk

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Credit Risk

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Currency Risk

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Debt Securities Risk

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Derivatives Risk

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Emerging Markets Risk

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Foreign (Non-U.S.) Markets Risk

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High Yield/High Risk or “Junk” Securities Risk

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Inflation-Indexed Debt Securities Risk

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Interest Rate Risk

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Leverage Risk

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Liquidity Risk

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Mortgage-Related and Other Asset-Backed Securities Risk

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Restricted Securities Risk

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Securities Lending Risk

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Underlying Fund Risk

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U.S. Government Securities Risk

Floating Rate Income Portfolio
Investment Goal
This Fund seeks a high level of current income.
Principal Investment Strategies
This Fund invests principally in income producing floating rate loans and floating rate debt securities. Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans are generally arranged through private negotiations between a borrower and several financial institutions represented, in each case, by one or more lenders acting as agent of the other lenders. On behalf of the lenders, the agent is primarily responsible for negotiating the loan agreement that establishes the terms and conditions of the loans and the rights and obligations of the borrowers and lenders. Floating rate loans and floating rate debt securities generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. Generally, secured floating rate loans are secured by specific assets of the borrower.
Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.
A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. Covenant lite loans and floating rate debt securities generally give the borrower/issuer more flexibility than maintenance-based loans.
The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or, if unrated, are of comparable quality as determined by the sub-adviser. The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments. Such non-investment grade instruments include those that may be stressed, distressed or in default.
The Fund may invest up to 25% of its assets in U.S. dollar-denominated foreign investments, principally in developed markets.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Industrial sector.]
The floating rate loans and floating rate securities in which the Fund invests are not subject to any restrictions with respect to maturity. Floating rate loans and floating rate securities will have rates of interest that are reset daily, monthly, quarterly, semi-annually or annually.
Fundamental Research Process. Individual investment selection is based on the sub-adviser’s fundamental research process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Sector allocations are determined based on the sub-adviser’s assessment of risk/return opportunities relative to the Fund’s investment goal. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer (a process designed to measure an issuer’s ability to repay or refinance its debt obligations) and a relative value analysis (by analyzing the investment’s attractiveness relative to other investments with similar profiles for risk and liquidity) for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Credit Risk

•
Debt Securities Risk

•
Floating Rate Loan Risk

•
Foreign (Non-U.S.) Markets Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Industrial Sector Risk

•
Interest Rate Risk

•
Liquidity Risk

•
Securities Lending Risk

•
Underlying Fund Risk

High Yield Bond Portfolio
Investment Goal
This Fund seeks a high level of current income.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The Fund principally invests in instruments that have intermediate to long term to maturity which generally means holdings with final maturities greater than one year. Debt instruments in which the Fund invests focus on includes non-investment grade corporate bonds and notes, which are given a low credit rating, or if unrated are of comparable quality as determined by the Manager, including those of foreign issuers which are denominated in U.S. dollars. Bonds are given a credit rating based on the issuer’s ability to pay the quoted interest rate and maturity value on time. This may give the Fund more credit risk than other bond funds but also gives it the potential for higher income than investment grade bonds.
Fundamental Research Process. Individual investment selection is based on the sub-adviser’s fundamental research process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Sector allocations are determined based on the sub-adviser’s assessment of risk/return opportunities relative to the Fund’s investment goal. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer (a process designed to measure an issuer’s ability to repay or refinance its debt obligations) and a relative value analysis (by analyzing the investment’s attractiveness relative to other investments with similar profiles for risk and liquidity) for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Credit Risk

•
Debt Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Interest Rate Risk

•
Liquidity Risk

•
Securities Lending Risk

•
Underlying Fund Risk

Inflation Managed Portfolio
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Principal Investment Strategies
This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed debt securities. It is expected that the amount invested in or exposed to inflation-indexed debt securities (either through cash market purchases, forward commitments or other derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed debt securities are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed debt securities and/or interest payable on such securities tends to fall. Duration management is a fundamental part of the investment strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.
Principal investments may include inflation-indexed debt securities, such as U.S. Treasury Inflation Protected Securities (“TIPS”), and other debt securities issued by the U.S. government, its subdivisions, agencies or government-sponsored enterprises, non-U.S. governments in developed countries, their subdivisions, agencies or government-sponsored enterprises, and debt securities issued by U.S. and foreign companies in developed countries; mortgage-related securities, including stripped mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; structured notes such as hybrid or “indexed” securities; loan participations and assignments; delayed funding loans; revolving credit facilities; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and U.S. dollar-denominated obligations of international agencies or supranational entities; and derivative instruments including forward commitments relating to the previously mentioned securities. The Fund may invest up to 30% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies; however, the Fund will maintain no foreign currency exposure from these securities and currencies by hedging back any foreign currency-denominated investments into U.S. dollars through the use of foreign currency derivatives such as foreign currency futures, options and forward commitments. The Fund may invest beyond the above limits in U.S. dollar-denominated securities of developed market foreign issuers. The Fund typically invests in securities rated investment grade, or if unrated, are of comparable quality as determined by the sub-adviser. The dollar-weighted average quality of all debt securities held by the Fund will be A or higher.
The factors that will most influence the Fund’s performance are actual and expected inflation rates, as well as changes in real and nominal interest rates. (A real interest rate is the nominal interest rate less expected inflation.) A decline in real and nominal interest rates may benefit Fund performance, as could an increase in the actual rate of inflation. An increase in inflation expectations may benefit performance to the extent that increased inflation expectations lead to a decline in real interest rates. Conversely, rising real and nominal interest rates, and a decline in actual inflation or expected inflation, may have a negative impact on Fund performance. Total return is made up of coupon income plus any gains or losses in the value of the Fund’s securities.
When selecting securities, the sub-adviser:
?
•
Decides what duration to maintain. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates. Generally, the sub-adviser expects the Fund’s weighted average duration to be within approximately 3 years (plus or minus) of the duration of the Bloomberg US TIPS Index. As of December 31, 2025, the duration of the Bloomberg US TIPS Index was [__] years, and the duration of the Fund was [__] years.

•
Decides how to allocate among short, intermediate and long duration issues and how much should be invested in U.S. government, corporate, mortgage-related, and foreign securities as well as derivative instruments relating to such securities.

•
Chooses companies to invest in by carrying out a credit analysis of potential investments, which may include meetings or periodic contact with the company’s management.

The sub-adviser frequently uses futures contracts, forward commitments, swaps and options contracts (i.e., derivatives). Government futures contracts are purchased and sold to adjust interest rate exposure (duration) and replicate government bond positions. Money market futures contracts, such as SOFR futures contracts, are used to adjust interest rate exposure to short-term interest rates. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Long swap positions (which receive fixed income streams from the counterparty) increase exposure to long-term rates and short swap positions (which pay a fixed income stream to the counterparty) decrease exposure to long-term interest rates. Credit default swaps (“CDS”) are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Selling CDS (selling protection) increases credit exposure; purchasing CDS (buying protection) decreases credit exposure. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income. The Fund may purchase and write put and call options on securities and CDS; purchase and sell interest rate futures contracts and options thereon; and enter into total return, interest rate index, currency exchange rate swap agreements, and purchase and sell options thereon. The Fund may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on foreign exchanges. The Fund may use foreign currency derivatives such as foreign currency futures, options and forward commitments to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.
A substantial portion of the Fund is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market. In addition to the strategies described above, the Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as sale-buybacks or dollar rolls).
The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Convertible Securities Risk

•
Credit Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Foreign (Non-U.S.) Markets Risk

•
Inflation-Indexed Debt Securities Risk

•
Interest Rate Risk

•
Leverage Risk

•
Liquidity Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Securities Lending Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

Intermediate Bond Portfolio
Investment Goal
This Fund seeks to maximize total return.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt securities. These debt securities will be focused on investment grade intermediate-term debt securities (5 to 10 years to maturity) in order for the Fund to maintain a dollar-weighted average maturity between 4 and 12 years, but may also be invested in long-term debt securities (over 10 years to maturity). These debt securities are comprised of corporate bonds issued by U.S. entities, U.S. treasury obligations including treasury coupon strips and treasury principal strips, and other U.S. government and agency securities, and asset-backed and mortgage-related debt securities. Investment grade debt securities are those rated BBB or higher by Standard & Poor’s or equivalently rated by Moody’s or Fitch or, if unrated, are of comparable quality as determined by the sub-adviser. The Fund may invest a substantial portion of its assets in mortgage-related debt securities in the sub-adviser’s discretion. Mortgage-related debt securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only, principal-only or principal and interest. Non-agency asset-backed securities in which the Fund invests will generally focus on securities secured by company receivables, home equity loans, truck and automobile loans, leases and credit card receivables or other securities backed by other types of receivables or other assets and would be structured to pay both principal and interest.
Securities will be rated investment grade (or the unrated equivalent as determined by the sub-adviser) at the time of purchase. The Fund may invest up to 15% of its assets in U.S. dollar-denominated debt securities issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The sub-adviser considers a foreign corporation to be an entity that has its headquarters or legal domicile outside of the U.S., although such corporation may have U.S. operations or other U.S. business activity. The Fund may focus its investments in one country, in one or more regions, or small groups of countries.
Although the Fund generally maintains a dollar-weighted average maturity between 3 and 10 years, the Fund may shorten or lengthen its weighted average maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-related and similar securities, the Fund’s weighted average maturity is equivalent to the weighted average maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The sub-adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the sub-adviser looks for individual fixed income investments that it believes will perform well over a market cycle, which the sub-adviser considers to be a period of 3 to 5 years. The sub-adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions in offering documents (like term to maturity) of the debt security or instrument and the legal structure (such as priority of payments in a multi-class structure) of the debt security.
[The sub-adviser also integrates financially material environmental, social and governance (“ESG”) factors as part of the Fund’s investment process (“ESG Integration”). ESG Integration is the systematic inclusion of ESG factors in investment analysis and investment decisions. As part of its security selection process, the sub-adviser seeks to assess the impact of ESG factors on certain issuers in the universe in which the Portfolio may invest. The sub-adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change the Fund’s investment goal, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.]
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Credit Risk

•
Debt Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Interest Rate Risk

•
Mortgage-Related and Other Asset Backed Securities Risk

•
Securities Lending Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

Short Duration Bond Portfolio
Investment Goal
This Fund seeks current income; capital appreciation is of secondary importance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt securities (including derivatives on such securities). Normally the Fund will focus on high quality, investment grade securities. Generally, the sub-adviser expects to track the duration of the Bloomberg US 1-3 Year Government/Credit Bond Index (plus or minus a half-year), although the securities held may have short, intermediate, and long terms to maturity (the period of time until final payment is due). As of December 31, 2025, the duration of the Bloomberg US 1-3 Year Government/Credit Bond Index was [__] years, and the duration of the Fund was [__] years. In addition to making active sector allocation and security selection decisions, the sub-adviser also monitors Fund duration as part of its management of this Fund. The Fund’s weighted average duration will not likely exceed 3 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The Fund’s average effective maturity will normally not exceed three years.
The sub-adviser intends to invest principally in U.S. government and agency securities, mortgage-related securities, asset-backed securities, corporate debt securities and derivatives thereof, money market instruments, and repurchase agreements collateralized by U.S. government securities. U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be government securities or non-government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. The Fund may invest up to 25% of its assets in foreign debt denominated in U.S. dollars (e.g., Yankee bonds).
Within this broad structure, investment decisions reflect the sub-adviser’s outlook for interest rates and the economy as well as the prices, yields, and credit quality of the various securities.
The sub-adviser uses futures contracts and swaps (i.e., derivatives). Government futures contracts are purchased and sold to adjust interest rate exposure (duration) and replicate government bond positions. Money market futures contracts, such as SOFR futures contracts, are used to adjust interest rate exposure to short-term interest rates. Foreign currency futures contracts or are sold to hedge against currency fluctuations. Long swap positions (which receive fixed income streams from the counterparty) increase exposure to long-term rates and short swap positions (which pay a fixed income stream to the counterparty) decrease exposure to long-term interest rates. Credit default swaps are used to protect the value of certain portfolio holdings or to manage the Fund’s overall exposure to changes in credit quality.
The sub-adviser may sell holdings for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Credit Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Foreign (Non-U.S.) Markets Risk

•
Interest Rate Risk

•
Leverage Risk

•
Liquidity Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Securities Lending Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

Total Return Portfolio
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments, including instruments with characteristics of debt instruments (such as derivatives). The debt instruments in which the Fund principally invests are investment grade debt securities with varying terms to maturity (the period of time until final payment is due). The debt instruments in which the Fund invests include those issued by the U.S. government, its subdivisions, agencies or government-sponsored enterprises; mortgage-related securities, including stripped mortgage-related securities; asset-backed securities; commercial paper and other money market instruments; debt securities issued by U.S. companies; and debt securities issued by foreign governments in developed countries or their subdivisions, agencies and other government-sponsored enterprises and foreign companies in developed countries that are denominated in U.S. dollars or foreign currencies; other debt securities including convertible securities, inflation-indexed debt securities, and structured notes such as hybrid or “indexed” securities; loan participations and assignments; delayed funding loans; revolving credit facilities; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and U.S. dollar-denominated obligations of international agencies or supranational entities. The Fund may invest in derivatives based on debt securities. The dollar-weighted average quality of all debt securities held by the Fund will be A or higher.
The Fund may invest up to 20% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies, although the Fund will normally limit its foreign currency exposure from these foreign currency-denominated securities and currencies to 10% of its assets. To maintain this 10% limit, the sub-adviser will hedge back any foreign currency-denominated investments exceeding this 10% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forward commitments. The Fund may invest beyond the above limits in U.S. dollar-denominated securities of developed market foreign issuers. Total return is made up of coupon income plus any gains or losses in the value of the Fund’s securities.
Duration management is a fundamental part of the management strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. When selecting securities, the sub-adviser:
?
•
Decides what duration to maintain. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates. Duration management is a fundamental part of the management strategy for this Fund. Generally, the sub-adviser expects the Fund’s weighted average duration to be within approximately 2 years (plus or minus) of the duration of the Bloomberg US Aggregate Bond Index. As of December 31, 2025, the duration of the Bloomberg US Aggregate Bond Index was [__] years, and the duration of the Fund was [__] years.

•
Decides how to allocate among short, intermediate and long duration issues and how much should be invested in U.S. government, corporate, mortgage-related, and foreign securities as well as derivative instruments relating to such securities. The sub-adviser uses analytical systems it has developed to help select securities that meet yield, duration, maturity, credit and other criteria.

•
Chooses companies to invest in by carrying out a credit analysis of potential investments, which may include meetings or periodic contact with the company’s management.

The sub-adviser may also invest in derivatives based on debt securities and frequently uses futures contracts, forward commitments, swaps and options contracts (i.e., derivatives). Government futures contracts are purchased and sold to adjust interest rate exposure (duration) and replicate government bond positions. Money market futures contracts, such as SOFR futures contracts, are used to adjust interest rate exposure to short-term interest rates. Foreign currency futures contracts, forward commitments or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Long swap positions (which receive fixed income streams from the counterparty) increase exposure to long-term rates and short swap positions (which pay a fixed income stream to the counterparty) decrease exposure to long-term interest rates. Credit default swaps (“CDS”) are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Selling CDS (selling protection) increases credit exposure; purchasing CDS (buying protection) decreases credit exposure. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income. The Fund may purchase and write put and call options on securities and CDS; purchase and sell interest rate futures contracts and options thereon; and enter into interest rate, total return, interest rate index, currency exchange rate swap agreements, and purchase and sell options thereon. The Fund may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on foreign exchanges. The Fund may also use foreign currency derivatives such as foreign currency futures, options and forward commitments to gain or reduce exposure to foreign currencies, to shift currency exposure from one country to another or to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

The sub-adviser may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as when issued securities, and mortgage TBA, which are purchased to gain exposure to the mortgage market. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Convertible Securities Risk

•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Foreign (Non-U.S.) Markets Risk

•
Inflation-Indexed Debt Securities Risk

•
Interest Rate Risk

•
Leverage Risk

•
Liquidity Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Securities Lending Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

Emerging Markets Debt Portfolio
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments that are economically tied to emerging market countries, which may be represented by instruments such as derivatives. These instruments may be issued by governments (sovereigns), government-guaranteed or majority government-owned entities (quasi-sovereigns), government agencies and instrumentalities and corporate issuers and may be denominated in any currency, including the local currency of the issuer. The sub-adviser considers emerging market countries for debt purposes to include any country excluding the following developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.
A sovereign is considered to be an emerging market government. A quasi-sovereign is considered to be an entity fully guaranteed by a sovereign or more than 50% directly or indirectly owned by a sovereign.
The Fund may invest up to 25% of its assets in issuers that are economically tied to any one emerging market country. The Fund may invest a relatively high percentage of its assets in securities of issuers in a small number of countries or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different countries. The Fund considers emerging markets to include frontier markets, which for the purpose of this Fund are considered countries whose markets are in the earlier stage of development and have not yet reached the level of development to be considered an emerging market country.
The sub-adviser determines the country(ies) to which an issuer is economically tied (and thus subject to general country risk) based on one or more of the following criteria: (i) the issuer or guarantor of the security is organized under the laws of, or maintains its principal place of business in, such country; (ii) the currency of settlement of the security is the currency of such country; (iii) the principal trading market for the security is in such country; (iv) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in that country; or (v) the issuer is included in an index that is representative of that country. In the event that an issuer is considered by the sub-adviser to be economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), the sub-adviser may classify the issuer as being economically tied to any country that meets the above criteria in its discretion based on an assessment of the relevant facts and circumstances.
The Fund’s top five risk exposures by country and their approximate percentage of the Fund’s net assets as of December 31, 2025 (as determined by a third-party that is not affiliated with the Fund or its Investment Adviser) were: [___]. In determining country of risk exposure, the third-party considers factors such as reporting currency, sales/revenue, and the location of management of each issuer. The third-party source identifies only one country of risk per issuer. There may be other countries of risk to which an issuer is exposed, but the country identified is expected to be the primary country of risk for that issuer. (An issuer is generally subject to greater country risk based on where it is economically tied rather than where it is formed or incorporated.) The third-party’s criteria for determining country of risk exposure may be different than that used by the sub-adviser to determine the Fund’s investments, but the top five exposure percentages are not expected to be significantly different if they were determined using the sub-adviser’s criteria.

Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The weighted average effective duration provides a measure of the Fund’s interest rate sensitivity and is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates. The weighted average is the sum of the multiplication of each instrument’s duration by its exposure in the Fund. When selecting investments, the sub-adviser decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.
The Fund may invest in debt instruments of any credit quality, including, without limit, non-investment grade (high yield/high risk, sometimes called “junk bonds”).
The sub-adviser may use forward commitments, (deliverable and non-deliverable currency forwards), swaps (total return, credit default, interest rate and currency swaps), options (including options on futures contracts) and futures contracts. Forward commitments, futures contracts, options and swaps may be purchased or sold to gain or increase exposure to various markets, to shift currency exposure from one country to another, for efficient portfolio management purposes and/or to hedge against market fluctuations. For example, currency forwards may be used to increase or decrease exposure to a foreign currency or to shift currency exposure from one country to another. These derivatives may also be used to attempt to reduce certain risks, hedge existing positions, adjust certain characteristics of the Fund and gain exposure to particular assets as a substitute for direct investment in the assets.
The sub-adviser follows a portfolio construction process, blending both technical and fundamental considerations. Assets are selected taking into account the key technical considerations of each asset such as liquidity, volatility and yield profile in various market conditions, as well as key fundamental considerations such as trends in growth/inflation dynamics, fiscal and monetary policy, balance of payments issues, political and social elements for sovereigns, cashflow and earnings trends, liquidity conditions, balance sheet stability and refinancing needs for corporates, and their respective impact on credit spread, interest rates and currencies for both sovereign and corporate entities. The portfolio construction process’s aim is to maximize yield and minimize volatility while maintaining portfolio liquidity throughout a typical 3-year market cycle. The investment philosophy focuses on total return, is not managed in reference to a benchmark and invests with an intent to limit potential capital loss through active portfolio management, including asset allocation, credit selection and issuer diversification, and attempts to deliver a superior return adjusted for a minimal level of volatility through the whole market cycle.
The sub-adviser may sell a holding at its sole discretion including for example when the portfolio managers anticipate a fundamental deterioration, or when the asset fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Emerging Markets Risk

•
Foreign (Non-U.S.) Markets Risk

•
Frontier Markets Risk

•
Geographic Focus Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Interest Rate Risk

•
Leverage Risk

•
Liquidity Risk

•
Securities Lending Risk

•
Underlying Fund Risk

Dividend Growth Portfolio
Investment Goal
This Fund seeks dividend income and long-term capital appreciation.
Principal Investment Strategies
This Fund normally invests at least 65% of its assets in equity securities of dividend paying companies that the sub-adviser expects to increase their dividends over time and also provide long-term appreciation. The Fund principally invests in common stock. This Fund may invest up to 25% of its assets in securities of companies outside the U.S. not including ADRs and securities of foreign companies registered in the U.S. The Fund generally holds large- and mid-capitalization companies.
The sub-adviser’s in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, to buy when they are temporarily out of favor or undervalued by the market. In selecting investments, the sub-adviser favors companies with one or more of the following:
•
either a track record of, or the potential for, above-average earnings and dividend growth;

•
a competitive current dividend yield;

•
a sound balance sheet and solid cash flow to support future dividend increases;

•
a sustainable competitive advantage and leading market position; and

•
attractive valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

The sub-adviser believes that a track record of dividend increases can be an excellent indicator of financial health and growth prospects, and that over the long term, income can contribute significantly to total return. The sub-adviser also believes that dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.
The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
The sub-adviser integrates ESG factors into its investment research process for certain investments. While ESG matters vary widely, the sub-adviser generally considers ESG factors such as climate change, resource depletion, labor standards, diversity, human rights issues, and governance structure and practices. For certain types of investments, including, but not limited to, cash, currency positions, and particular types of derivatives (a non-principal investment of the Fund), an ESG analysis may not be relevant or possible due to a lack of data. Where ESG considerations are integrated into the investment research process, the sub-adviser focuses on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Fund’s portfolio. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Fund.
The Fund may lend its portfolio holdings to certain financial institutions.

Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Currency Risk

•
Dividend-Oriented Companies Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Large-Capitalization Companies Risk

•
Mid-Capitalization Companies Risk

•
Securities Lending Risk

•
Underlying Fund Risk

Equity Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark are those that are included in the S&P 500 Index. The S&P 500 Index is an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. As of December 31, 2025, the market capitalization range of the S&P 500 Index was approximately $[__] billion to $[__] trillion. The Fund principally invests in common stock.
As an index fund, the Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The sub-adviser periodically reviews and rebalances the Fund’s investments to more closely track the performance of the index. For example, the sub-adviser may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, when the index administrator fully reconstitutes the index on an annual basis, the sub-adviser will in turn adjust the Fund’s investments accordingly (generally not later than when the index is reconstituted although not necessarily simultaneous with the index reconstitution). Index reconstitution is a systematic procedure by which the index’s representation of the markets or market segments reflects new market information. The sub-adviser will not, however, actively manage the Fund or carry out a financial analysis of its holdings.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Equity Securities Risk

•
Industry Concentration Risk

•
Large-Capitalization Companies Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Technology Sector Risk

•
Tracking Error Risk

•
Underlying Fund Risk

Focused Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
This Fund invests primarily in domestic and foreign equity securities (including common stock and warrants) selected for their growth potential. The Fund may invest in companies of any capitalization size, from larger, well-established companies to smaller, emerging growth companies. The Fund normally focuses its investments in a core group of common stocks of companies which are prominent within their industry and which the sub-adviser believes have competitive advantages. As such, the Fund may invest in a smaller number of holdings.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector and Communications sector.]
The sub-adviser applies a “bottom up” approach in choosing investments in which it looks for companies with earnings growth potential that may not be recognized by the market at large. If the sub-adviser is unable to find such investments, a significant portion of the Fund’s assets may be in high quality short-term debt instruments including money market instruments and cash equivalents.
Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund’s investments will be incidental to its investment goal.
Securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. The Fund invests in foreign securities, including in emerging market countries, that are either U.S. dollar or foreign currency-denominated.
The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Communications Sector Risk

•
Currency Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Small Number of Holdings Risk

•
Technology Sector Risk

•
Underlying Fund Risk

Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
This Fund normally invests primarily in common stocks. The sub-adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (also called growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The sub-adviser primarily invests in large-capitalization companies and may also invest in mid-capitalization companies.
The Fund may invest up to 25% of its assets in foreign securities that are either U.S. dollar or foreign currency-denominated.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
The sub-adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The sub-adviser may also consider environmental, social, and governance (“ESG”) factors in its fundamental investment analysis where the sub-adviser believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

The sub-adviser may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Currency Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Growth Companies Risk

•
Large-Capitalization Companies Risk

•
Mid-Capitalization Companies Risk

?
•
Non-Diversification Risk

•
Securities Lending Risk

•
Technology Sector Risk

•
Underlying Fund Risk

Hedged Equity Portfolio
Investment Goal
This Fund seeks to provide capital appreciation.
Principal Investment Strategies
The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund uses an enhanced index strategy to invest in these equity securities, which primarily consist of common stocks of large capitalization U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of December 31, 2025, the market capitalization range of the S&P 500 Index was approximately $[__] billion to $[__] trillion. Under an enhanced index strategy, not all of the stocks in the S&P 500 Index, the Fund’s primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. The sub-adviser may adjust a security’s allocation +/-1.00% compared to the security’s weighting in the S&P 500 Index. Because each stock’s weighting in the Fund is constrained relative to that stock’s weight in the S&P 500 Index under the enhanced index strategy, the Fund’s weighted average market capitalization will be close to that of the S&P 500 Index.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
The Fund will also systematically purchase and sell exchange traded put options and sell exchange traded call options, employing an option overlay known as a “Put/Spread Collar” strategy. The options may be based on the S&P 500 Index or on S&P 500 ETFs. The combination of the diversified portfolio of equity securities, the downside protection from the index put options and the income from the index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Index with lower volatility than traditional long-only equity strategies.
The Fund constructs a Put/Spread Collar by buying a put option on the S&P 500 Index at a higher strike price and writing (or selling) a put option on the same index at a relatively lower strike price, resulting in what is known as a put option spread, while simultaneously selling a S&P 500 Index call option. The Fund may need to construct additional Put/Spread Collars if the size of the Fund increases, either through purchases or appreciation. The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The put option spreads are intended to protect the Fund from market losses of between -5% and -20% (measured by the Fund’s benchmark) on a quarterly basis, meaning that the Fund will generally participate in a loss between 0% and -5% over that quarter if the market decreases to those respective percentages. The Fund is expected to be protected from losses between -5% and -20%. Generally, if the market moves down below 20%, the Fund would experience the losses below 20% (plus the first 5% of any losses in the market). For example, if over a quarter the market (measured by the Fund’s benchmark) were to decrease 25%, the Fund would generally experience a 10% loss. The sub-adviser intends to maintain this level of downside protection for the Fund on a quarter to quarter basis. The premiums received from selling index call options are intended to substantially offset the cost of the put option spread, but selling the call options also reduces the Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will cap the upside potential once the market price rises to the option’s strike price. In rising markets, the Fund’s total returns are generally expected to be capped between 3.5% and 5.5% over a quarter (inclusive of dividend). Conditions may vary that could alter this cap. For example, the cap would likely be lower in lower volatility environments and higher in higher volatility environments, reflecting the market pricing of the call options. In addition, the Fund’s actual returns may be higher or lower than the above ranges based on the performance of the Fund’s portfolio of equity securities relative to its benchmark. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also hedge the position with the use of a short position in S&P 500 Index futures or ETFs.
Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities represented in the S&P 500 Index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the S&P 500 Index and the remaining time to the options’ expiration, as well as trading conditions in the options market. In addition to the use of the Put/Spread Collar strategy described above, the Fund may use future contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.
The Fund is also permitted to use other derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, the Fund’s use of other derivatives for cash management or other investment management purposes could be significant.
There are no assurances that the Fund will successfully implement these hedging strategies; actual returns may vary substantially.
Investment Process — Enhanced Index:
To implement the enhanced index strategy, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies in each sector group according to their relative value.
[The sub-adviser also integrates financially material environmental, social and governance (“ESG”) factors as part of the Fund’s investment process (“ESG Integration”). ESG Integration is the systematic inclusion of ESG factors in investment analysis and investment decisions. As part of its security selection process, the sub-adviser seeks to assess the impact of ESG factors on certain issuers in the universe in which the Portfolio may invest. The sub-adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change the Fund’s investment goal, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.]
The sub-adviser then buys and sells equity securities for the Fund using the research and valuation rankings as a basis. In general, the sub-adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the sub-adviser often considers a number of other criteria:
•
catalysts that could trigger a rise in a stock’s price

•
impact on the overall risk of the portfolio relative to the S&P 500 Index

•
high perceived potential reward compared to perceived potential risk

•
possible temporary mispricings caused by apparent market overreactions.

Investment Process — Options Overlay Strategy:
To implement the Put/Spread Collar strategy, the sub-adviser utilizes exchange traded equity options based either on the S&P 500 Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The options are systematically reset on at least a quarterly basis to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Derivatives Risk

•
Equity Securities Risk

•
Hedged Equity Strategy Risk

•
Large-Capitalization Companies Risk

•
Options Risk

•
Technology Sector Risk

•
Underlying Fund Risk

Large-Cap Core Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in the equity securities of large-capitalization companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization that, at the time of investment, falls within the range of companies included in the S&P 500 Index, which measures the performance of the large-capitalization U.S. equity universe. As of December 31, 2025, the market capitalization range of the S&P 500 Index was approximately $[__] billion to $[__] trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] trillion.
The Fund focuses on those equity securities that the sub-adviser considers attractively valued and seeks to outperform the Fund’s benchmark index through superior stock selection.
The Fund primarily invests in the common stock of U.S. companies but may also invest up to 20% of its assets in the common stock of foreign issuers that are U.S. dollar-denominated, including depositary receipts. The Fund may also invest in mid-capitalization companies.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
In managing the Fund, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects and develops a future earnings forecast for the company, which is designed to provide insight into a company’s real growth potential. The sub-adviser uses its research findings to rank the companies according to their expected return. The sub-adviser then buys and sells equity securities using the research findings and valuation rankings as a basis. Securities with relatively higher expected returns are considered by the sub-adviser to be attractively valued.
[The sub-adviser also integrates financially material environmental, social and governance (“ESG”) factors as part of the Fund’s investment process (“ESG Integration”). ESG Integration is the systematic inclusion of ESG factors in investment analysis and investment decisions. As part of its security selection process, the sub-adviser seeks to assess the impact of ESG factors on certain issuers in the universe in which the Portfolio may invest. The sub-adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change the Fund’s investment goal, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.]
In general, the sub-adviser buys equity securities that reflect a growth and/or value style (“core”) and that are identified as attractively valued, and considers selling them when they appear to be overvalued (when the sub-adviser believes that the security has relatively lower expected returns) or when other opportunities appear more attractive. Along with attractive valuation, the sub-adviser often considers a number of other criteria, such as:
•
catalysts that could trigger a rise in a stock’s price;

•
high potential reward compared to potential risk; or

•
temporary mispricings caused by apparent market over-reactions.

The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Growth Companies Risk

•
Large-Capitalization Companies Risk

•
Mid-Capitalization Companies Risk

•
Securities Lending Risk

•
Technology Sector Risk

•
Underlying Fund Risk

•
Value Companies Risk

Large-Cap Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital; current income is of secondary importance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of large-capitalization companies. The Fund primarily invests in the common stocks of large-capitalization U.S. companies that the sub-adviser believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization that, at the time of investment, falls within the range of companies included in the Russell 1000 Growth Index, which measures the performance of the large-capitalization growth segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Growth Index was approximately [__] billion to $[__] trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] trillion.
The Fund may invest up to 20% of its assets in foreign securities of any capitalization size, including in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund may also invest up to 20% of its assets in the common stock of mid-capitalization and small-capitalization U.S. companies.
The sub-adviser seeks to invest the Fund’s assets in the common stock of companies that it believes has high growth potential (“growth stocks”), which tend to be companies with higher than average price/earnings or price/ book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
In buying and selling securities for the Fund, the sub-adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Currency Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Growth Companies Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Technology Sector Risk

•
Underlying Fund Risk

Large-Cap Plus Bond Alpha Portfolio
Investment Goal
This Fund seeks capital appreciation.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the U.S. large-capitalization equity market and (2) bonds.
PLFA, the investment adviser of the Fund, manages the large-cap portion of the Fund while FDS manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
Large-Cap portion: The term “large-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. large-capitalization equity market.

For the large-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. large-capitalization equity market using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. large-capitalization equity market through total return swap agreements and futures contracts on the S&P 500 Index (the “Index”), an equity securities index that represents the U.S. large-capitalization equity market. The total return swap agreements in which the Fund invests are typically with large financial institutions that meet PLFA’s minimum credit standards and usually short term (under 18 months in length).
PLFA generally considers a company to have a large market capitalization or to be a large-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the large-capitalization segment of the U.S. equity universe. PLFA may utilize a comparable index as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice if the Index is presently unavailable, discontinued, substantially changed or PLFA otherwise determines that the Index is no longer appropriate for the Fund. As of December 31, 2025, the market capitalization range of the Index was approximately $[__] billion to $[__] trillion.
In seeking to gain exposure to the Index through the use of derivatives, this portion of the Fund will in turn be exposed to the same groups of industries/sectors in the same manner as the Index, which may include a significant percentage to a single sector. Based upon the composition of the Index as of December 31, 2025, this portion of the Fund will likely be significantly represented by securities of companies in the Technology sector. The exposure of this portion of the Fund to sectors is likely to change over time as the composition of the Index changes over time.
This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
This portion of the Fund may also invest in futures contracts on other U.S. large-cap indices to gain exposure to the U.S. large-capitalization equity market. Using derivatives such as total return swap agreements and futures contracts is a way to obtain investment exposure to the U.S. large-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek incremental alpha for this portion of the Fund as it sees investment opportunities. To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. large-capitalization equity market, such as large-cap growth or large-cap value. This could involve, for example, buying total return swap agreements on a large-cap growth index to express a positive view on large-cap growth as a sub-asset class. Another example could be hedging out part of the large-cap growth portion of the Index using derivatives, resulting in an overweight to the large-cap value portion, or doing the opposite.
Bond portion: The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents (defined as securities that have an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.

This portion of the Fund may also invest in Rule 144A securities.
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
Large-Cap portion
•
Equity Securities Risk

•
Growth Companies Risk

•
Industry Concentration Risk

•
Large-Capitalization Companies Risk

•
Non-Diversification Risk

•
Technology Sector Risk

•
Value Companies Risk

Bond portion
•
Credit Risk

•
Debt Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Interest Rate Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
U.S. Government Securities Risk

Risks for both portions of the Fund
•
Active Management Risk

•
Derivatives Risk

•
Financial Sector Risk

•
Leverage Risk

•
Swap Agreements Risk

•
Underlying Fund Risk

Large-Cap Value Portfolio
Investment Goal
This Fund seeks long-term growth of capital; current income is of secondary importance.
Principal Investment Strategies
[Under normal circumstances, this Fund invests at least 80% of its assets in common stocks of large companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization that, at the time of investment, falls within the range of companies included in the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The Fund may also invest up to 30% of its assets in foreign securities (e.g., securities issued by companies organized under the laws of countries other than the United States) that may be U.S. dollar denominated, including ADRs.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
The sub-adviser looks for companies it believes are undervalued. Undervalued companies may be fundamentally strong, but not fully recognized by investors. Their shares could be good investments because the sub-adviser believes their prices do not reflect the true value of the company. The sub-adviser employs fundamental analysis to analyze each company in detail, evaluating its management, strategy and competitive market position.
In selecting individual companies for investment, the sub-adviser looks for:
•
share prices that appear to be temporarily oversold or do not reflect positive company developments.

•
companies that it believes are undervalued, particularly if all the parts of the company were valued separately and added together.

•
special situations including corporate events, changes in management, regulatory changes or turnaround situations.

•
company-specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition.

The sub-adviser identifies potential investments through extensive quantitative and fundamental research. The Fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors:

?
•
Intrinsic value: quantitative screens track traditional measures, such as price-to-earnings, price-to-book and price-to-sales ratios, which are analyzed and compared against the market;

?
•
sound business fundamentals: a company’s balance sheet and income data are examined to determine the company’s financial history; and

?
•
positive business momentum: a company’s earnings and forecast changes are analyzes and sales and earnings trends are reviewed to determine the company’s financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.

The sub-adviser will consider selling a portfolio security when it believes (i) there is a more attractive alternative; (ii) that the stock’s valuation is excessive; or (iii) that there are deteriorating fundaments such as a loss of competitive advance, a failure in management execution, or a deteriorating capital structure.
The Fund may lend its portfolio holdings to certain financial institutions.]
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

?
•
Equity Securities Risk

•
Financial Sector Risk

•
Foreign (Non-U.S.) Markets Risk

•
Large-Capitalization Companies Risk

?
•
Quantitative Modeling Risk

•
Securities Lending Risk

•
Underlying Fund Risk

•
Value Companies Risk

Mid-Cap Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The Fund invests primarily in common stock of domestic, mid-capitalization (“mid-cap”) companies that the sub-adviser believes offer superior growth prospects.
The sub-adviser generally considers a company to be a mid-cap company if the company has a market capitalization within the range of companies included in the Russell Midcap Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range for the Russell Midcap Growth Index was approximately $[__] billion to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The sub-adviser selects most investments from companies included in the Russell Midcap Growth Index.
The sub-adviser implements the Fund’s strategy using a proprietary quantitative model that is designed to construct a portfolio driven by fundamental and technical stock selection variables, which may include, but are not limited to, relative value, profit trends, capital structure and price history. The portfolio managers play a role in building, utilizing, testing and modifying the financial algorithms and formulas used in the model.
The sub-adviser then reviews the proposed portfolio trades produced by the model in an effort to ensure that they are based on accurate and current information and, if necessary, makes adjustments to incorporate timely and accurate information prior to executing the trades. Such determinations of accuracy may be based upon a confirmation that data is up-to-date and reflects any recent news development, with the portfolio managers reviewing original data or second sources of data to confirm accuracy. If a proposed trade is deemed to be based on inaccurate or stale information, the trade decision is deferred until the model incorporates timely and accurate information.
The sub-adviser may sell securities for a variety of reasons including: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment goal, strategies, limitations and other parameters. For the avoidance of doubt, portfolio sell decisions are generally determined by the proprietary quantitative model, but such decisions can be made pursuant to input from the portfolio management team.
As part of the analysis in its security selection process, among other factors, the sub-adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk/return profiles of many issuers in the universe of securities in which the Fund may invest. This analysis does not automatically result in including or excluding specific securities but may be used by the sub-adviser as an additional input to improve portfolio risk/return characteristics.
The Fund may lend its portfolio holdings to certain financial institutions.

Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Equity Securities Risk

•
Growth Companies Risk

•
Mid-Capitalization Companies Risk

•
Quantitative Modeling Risk

•
Securities Lending Risk

•
Underlying Fund Risk

Mid-Cap Plus Bond Alpha Portfolio
Investment Goal
This Fund seeks capital appreciation.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the U.S. mid-capitalization equity market and (2) bonds. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the mid-cap portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
Mid-Cap portion
The term “mid-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. mid-capitalization equity market.
For the mid-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. mid-capitalization equity market using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. mid-capitalization equity market through total return swap agreements and futures contracts on the Russell Midcap Index (the “Index”), an equity securities index that represents the U.S. mid-capitalization equity market. The total return swap agreements in which the Fund invests are typically with large financial institutions that meet PLFA’s minimum credit standards and usually short term (under 18 months in length).
PLFA generally considers a company to have a medium market capitalization or to be a mid-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the mid-capitalization segment of the U.S. equity universe. PLFA may utilize a comparable index as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice if the Index is presently unavailable, discontinued, substantially changes or PLFA otherwise determines that the Index is no longer appropriate for the Fund. As of December 31, 2025, the market capitalization range of the Index was approximately $[__] million to $[__] billion.
This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
This portion of the Fund may also invest in futures contracts on other U.S. mid-cap indices to gain exposure to the U.S. mid-capitalization equity market. Using derivatives such as total return swaps and futures contracts is a way to obtain investment exposure to the U.S. mid-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek incremental alpha as it sees investment opportunities. To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. mid-capitalization equity market, such as mid-cap growth or mid-cap value. This could involve, for example, buying total return swap agreements on a mid-cap growth index to express a positive view on mid-cap growth as a sub-asset class. Another example could be hedging out part of the mid-cap growth portion of the Index using derivatives, resulting in an overweight to the mid-cap value portion, or doing the opposite.

Bond portion
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities and asset-backed securities; and cash equivalents (defined as securities that have an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in Rule 144A securities.
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
Mid-Cap portion
•
Equity Securities Risk

•
Growth Companies Risk

?
•
Industry Concentration Risk

•
Mid-Capitalization Companies Risk

?
•
Non-Diversification Risk

•
Value Companies Risk

Bond portion
•
Credit Risk

•
Debt Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Interest Rate Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
U.S. Government Securities Risk

Risks for both portions of the Fund
•
Active Management Risk

•
Derivatives Risk

•
Financial Sector Risk

•
Leverage Risk

•
Swap Agreements Risk

•
Underlying Fund Risk

Mid-Cap Value Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of mid-capitalization companies. The sub-adviser generally considers a company to be a mid-capitalization company if the company has a market capitalization that, at the time of investment, falls within the range of companies included in the Russell Midcap Value Index, which measures the performance of the mid-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range for the Russell Midcap Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
Under normal market conditions, the Fund invests primarily in common stock of U.S. companies that the sub-adviser identifies as having value characteristics. The Fund may also invest up to 15% of its assets in equity securities of foreign issuers that are U.S. dollar-denominated, including American Depositary Receipts (“ADRs”).
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its discretion in seeking the investment goal of the Fund. The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
In selecting investments for the Fund, the sub-adviser examines various factors in determining the value characteristics of an issuer, including price-to-book-value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity, earnings growth and cash flow. The sub-adviser also selects securities for the Fund based on a continuous study of trends in industries and companies, including the anticipated stability of earnings.
The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Foreign (Non-U.S.) Markets Risk

•
Mid-Capitalization Companies Risk

•
Securities Lending Risk

•
Underlying Fund Risk

•
Value Companies Risk

QQQ Plus Bond Alpha Portfolio
Investment Goal
This Fund seeks capital appreciation.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the Nasdaq-100 Index and/or the Nasdaq-100 Total Return Index (the “Nasdaq-100 Indices”) and (2) bonds.
PLFA, the investment adviser of the Fund, manages the “QQQ” portion of the Fund while FDS manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
QQQ portion: The term “QQQ” in the Fund’s name refers to derivative investments used to gain exposure to the Nasdaq-100 Indices, large-cap growth equity indices designed to track the performance of 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based upon market capitalization.
For the QQQ portion of the Fund, PLFA seeks to gain exposure to the Nasdaq-100 Indices using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. Using derivatives such as total return swap agreements and futures contracts is a way to obtain the return of the Nasdaq-100 Indices that is the economic equivalent of, but does not involve investing in, all of the securities in those indices. The total return swap agreements in which the Fund invests are typically with large financial institutions that meet PLFA’s minimum credit standards and usually short term (under 18 months in length).
In seeking to gain exposure to the Nasdaq-100 Indices through the use of derivatives, this portion of the Fund will in turn be exposed to the same groups of industries/sectors in the same manner as the Nasdaq-100 Indices, which may include a significant percentage to a single sector. Based upon the composition of the Nasdaq-100 Indices as of December 31, 2025, this portion of the Fund will likely be significantly represented by securities of companies in the Technology sector. The exposure of this portion of the Fund to sectors is likely to change over time as the composition of the Nasdaq-100 Indices changes over time.
This portion of the Fund will not concentrate, except to the same approximate extent as the Nasdaq-100 Indices may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Nasdaq-100 Indices.
Bond portion: The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Nasdaq-100 Indices returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents (defined as securities that have an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in Rule 144A securities.
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
QQQ portion
•
Equity Securities Risk

•
Growth Companies Risk

•
Industry Concentration Risk

•
Large-Capitalization Companies Risk

•
Non-Diversification Risk

•
Technology Sector Risk

Bond portion
•
Credit Risk

•
Debt Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Interest Rate Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
U.S. Government Securities Risk

Risks for both portions of the Fund
•
Active Management Risk

•
Derivatives Risk

•
Financial Sector Risk

•
Leverage Risk

•
Swap Agreements Risk

•
Underlying Fund Risk

Small-Cap Equity Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies with small market capitalizations, including instruments with characteristics of small-capitalization equity securities (such as derivatives).
The Fund invests mainly in common stocks of small, publicly traded companies. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
This Fund is sub-advised by both Franklin Mutual Advisers, LLC (“Franklin”) and BlackRock Investment Management, LLC (“BlackRock”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA has selected the Fund’s current sub-advisers because of their different approaches to investing in securities of companies with small market capitalizations. Each sub-adviser has its own investment style and manages its portion of the Fund independently from the other sub-adviser. Franklin uses an active management style; BlackRock uses an index management style and seeks to track the performance of the Fund’s benchmark index. PLFA generally allocates the Fund’s assets between Franklin and BlackRock but subject to PLFA’s discretion may change the allocation or rebalance as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice. PLFA allocates assets to the sub-advisers to increase diversification among securities and investment styles in seeking to increase the Fund’s potential for investment return while managing its risk and volatility. In addition, PLFA analyzes the risks arising from the investments of each strategy; evaluates the impact of any risk exposures on the Fund’s risk/return objectives; contemplates valuations, investor sentiment and other economic factors; and considers adjustments to strategy allocations as a result. The Fund may deviate from PLFA’s intended strategy allocation due to cash flows and changes to asset values.
The sub-advisers normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
The Fund may lend its portfolio holdings to certain financial institutions.
Franklin managed portion:
Franklin generally considers a company to be a small-capitalization company if it has a market capitalization that, at the time of investment, is no more than: (1) the largest market capitalization of a company in the Russell 2000 Index as of the most recent month end; or (2) the average of the month end largest market capitalization of a company in the Russell 2000 Index over the prior 12 months, whichever is greater. As of December 31, 2025, those capitalization amounts were (1) $[__] billion and (2) $[__] billion, respectively.
Franklin generally invests its portion of the Fund’s assets in common stocks that it believes are currently undervalued and have the potential for capital appreciation. In choosing investments that are undervalued, Franklin focuses on companies that have one or more of the following characteristics.
•
Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales — all relative to the market, a company’s industry or a company’s earnings history.

•
Recent sharp price declines but the potential for good long-term earnings prospects, in the sub-adviser’s opinion.

•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or is a “value,” when it is less than the price at which Franklin believes it would trade if the market reflected all factors relating to the company’s worth. Franklin may consider a company to be undervalued in the marketplace because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies Franklin may invest in also include those issuers that may be considered out of favor due to actual or perceived cyclical or secular challenges; that are experiencing temporal setbacks or mismanagement; that are financially stressed; or that are facing diminished expectations. While generally purchasing securities for investment purposes, Franklin may seek to influence or control management when it believes the Fund may benefit.
In addition to price, Franklin, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.
Franklin may consider ESG and other sustainability issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. ESG factors may include, but are not limited to, emissions, energy and waste management, labor practices and relations, exposure to potential regulatory changes, and corporate governance. Franklin’s fundamental research analysts, using their industry expertise, evaluate which factors Franklin believes to be material to the investment and incorporate both the risks and opportunities of these factors into their fundamental valuation. The weight given to consideration of any factor will vary depending on the analyst’s assessment of both the potential materiality and probability of that factor, and will only be one component of any investment decision. In addition, ESG factors considered may change over time. Franklin does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.
Franklin employs a bottom-up stock selection process.
Franklin may invest up to 25% of its portion of the Fund’s assets in securities of foreign issuers, including ADRs, EDRs, and GDRs.
Franklin may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
BlackRock managed portion:
BlackRock generally considers a company to be a small-capitalization company if the company has a market capitalization that, at the time of investment, falls within the range of companies included in the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 2000 Value Index was approximately $[__] million to $[__] billion. This portion of the Fund principally invests in common stock.
This portion of the Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Value Index by investing in a portfolio of securities in the Russell 2000 Value Index that collectively has an investment profile similar to that of the Russell 2000 Value Index. The sampling approach may result in a small part of this portion of the Fund being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s benchmark index. This portion of the Fund will not concentrate, except to the same approximate extent as the Fund’s benchmark index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). The weightings of this portion of the Fund are likely to change over time as the composition of the benchmark index changes over time. BlackRock periodically reviews and rebalances this portion of the Fund’s investments to more closely track the performance of the index. For example, BlackRock may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, when the index administrator fully reconstitutes the index on an annual basis, BlackRock will in turn adjust this portion of the Fund’s investments accordingly (generally not later than when the index is reconstituted although not necessarily simultaneous with the index reconstitution). Index reconstitution is a systematic procedure by which the index’s representation of the markets or market segments reflects new market information. BlackRock will not, however, actively manage this portion of the Fund or carry out a financial analysis of its holdings.
This portion of the Fund will not deviate from the above noted strategies at any time for any reason.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
Franklin managed portion
•
Active Management Risk

•
Currency Risk

•
ESG Considerations Risk

•
Foreign (Non-U.S.) Markets Risk

BlackRock managed portion
•
Index Sampling Risk

•
Industry Concentration Risk

•
Passive Management Risk

•
Tracking Error Risk

Risks for both portions of the Fund
•
Conflicts of Interest Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Liquidity Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Underlying Fund Risk

•
Value Companies Risk

Small-Cap Growth Portfolio
Investment Goal
This Fund seeks capital appreciation; no consideration is given to income.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization that falls within the range of companies included in the Russell 2000 Growth Index (which measures the performance of the small-capitalization growth segment of the U.S. equity universe) at the time of investment. As of December 31, 2025, the market capitalization range of the Russell 2000 Growth Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The sub-adviser focuses on investing the Fund’s assets, under normal circumstances, in companies that are considered by the sub-adviser to be positioned for long-term growth (“growth companies”). Growth companies are those that the sub-adviser believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The sub-adviser will also consider the valuation of companies when determining whether to buy and/or sell securities. The sub-adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates because of valuation and price considerations, for risk management purposes, when a company is deemed to be misallocating capital, or if a company no longer fits within the Fund’s definition of a small-cap company. If the market capitalization of a company held by the Fund moves outside of the market capitalization range of the Russell 2000 Growth Index, the Fund may, but is not required to, sell the securities.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.]
The sub-adviser employs a fundamental investment process that considers a wide range of factors, and no one factor or consideration is determinative. The sub-adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors as part of its fundamental research process to seek to assess overall business quality and valuation, as well as potential risks. The identification of a risk related to an ESG factor will not necessarily exclude a particular security or sector that, in the sub-adviser’s view, is otherwise suitable and attractively priced for investment, and the sub-adviser may invest in a security or sector without integrating ESG factors or considerations into its fundamental investment process. The relevance of specific traditional fundamental factors and ESG factors to the fundamental investment process varies across asset classes, sectors and strategies. The sub-adviser may utilize data sources provided by third-party vendors and/or engage directly with issuers when assessing the above factors.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Consumer Non-Cyclical Sector Risk

?
•
Equity Securities Risk

?
•
Growth Companies Risk

•
Liquidity Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Underlying Fund Risk

Small-Cap Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of small-capitalization companies.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark index are those that are included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-capitalization segment of the U.S. equity universe and includes the 2,000 smallest companies listed in the Russell 3000 Index. The Fund principally invests in common stock. As of December 31, 2025, the market capitalization range of the Russell 2000 Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Index by investing in a portfolio of securities in the Russell 2000 Index that collectively has an investment profile similar to that of the Russell 2000 Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector).
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. The weightings of the Fund are likely to change over time as the composition of the benchmark index changes over time. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Equity Securities Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Liquidity Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Tracking Error Risk

•
Underlying Fund Risk

Small-Cap Plus Bond Alpha Portfolio
Investment Goal
This Fund seeks capital appreciation.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the U.S. small-capitalization equity market and (2) bonds.
PLFA, the investment adviser of the Fund, manages the small-cap portion of the Fund while FDS manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
Small-Cap portion: The term “small-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. small-capitalization equity market.

For the small-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. small-capitalization equity market using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. small-capitalization equity market through total return swap agreements and futures contracts on the Russell 2000 Index (the “Index”), an equity securities index that represents the U.S. small-capitalization equity market. The total return swap agreements in which the Fund invests are typically with large financial institutions that meet PLFA’s minimum credit standards and usually short term (under 18 months in length).
PLFA generally considers a company to have a small market capitalization or to be a small-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the small-capitalization segment of the U.S. equity universe. PLFA may utilize a comparable index as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice if the Index is presently unavailable, discontinued, substantially changed or PLFA otherwise determines that the Index is no longer appropriate for the Fund. As of December 31, 2025, the market capitalization range of the Index was approximately $[__] million to $[__] billion.
This portion of the Fund will not concentrate, except to the same approximate extent as the Index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
This portion of the Fund may also invest in futures contracts on other U.S. small-cap indices to gain exposure to the U.S. small-capitalization equity market. Using derivatives such as total return swap agreements and futures contracts is a way to obtain investment exposure to the U.S. small-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek incremental alpha for this portion of the Fund as it sees investment opportunities. To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. small-capitalization equity market, such as small-cap growth or small-cap value. This could involve, for example, buying total return swap agreements on a small-cap growth index to express a positive view on small-cap growth as a sub-asset class. Another example could be hedging out part of the small-cap growth portion of the Index using derivatives, resulting in an overweight to the small-cap value portion, or doing the opposite.
Bond portion: The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents (defined as securities that have an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in Rule 144A securities.
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.

Principal Risks
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
Small-Cap portion
•
Equity Securities Risk

•
Growth Companies Risk

?
•
Industry Concentration Risk

•
Liquidity Risk

?
•
Non-Diversification Risk

•
Small-Capitalization Companies Risk

•
Value Companies Risk

Bond portion
•
Credit Risk

•
Debt Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Interest Rate Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
U.S. Government Securities Risk

Risks for both portions of the Fund
•
Active Management Risk

•
Derivatives Risk

•
Financial Sector Risk

•
Leverage Risk

•
Swap Agreements Risk

•
Underlying Fund Risk

Small-Cap Value Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers small-capitalization companies to be (i) companies smaller than the largest 1000 U.S. companies; (ii) companies representing the bottom 10% of the market capitalization of all U.S. listed companies; and (iii) companies in the Russell 2000 Value Index, which measures the performance of the small-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 2000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
The Fund normally invests primarily in the common stock of companies located in the United States. To determine whether a company is a U.S. company, the sub-adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Russell 2000 Value Index (which measures the performance of the small-capitalization value segment of the equity universe of U.S. companies).
In selecting investments for the Fund, the sub-adviser examines various factors to identify small capitalization companies with higher profitability and value characteristics. The sub-adviser uses reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. For the purposes of this Fund, the sub-adviser generally defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered) and defines “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered).
The portfolio management team of the sub-adviser may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the Fund. To determine the weight of a security within the Fund, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above.
The sub-adviser considers selling a holding if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to sell a holding, the sub-adviser will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the Fund on an ongoing basis to maintain a focus on the desired broad set of small capitalization companies.
The Fund may lend its portfolio holdings to certain financial institutions.

Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Liquidity Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Underlying Fund Risk

•
Value Companies Risk

Value Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in common stock. The sub-adviser focuses primarily on large-capitalization companies, emphasizing a value style of investing. The sub-adviser considers a company to be a large-capitalization company if it is within the range of the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. The Fund may also invest in the equity securities of mid-capitalization companies.
In selecting investments for the Fund, the sub-adviser looks for companies whose stock price it believes is undervalued at the time of purchase. The sub-adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The sub-adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the sub-adviser believes more accurately reflects the fair value of the company. The sub-adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.]
The sub-adviser may sell stocks if it believes a stock no longer meets its valuation criteria. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the company or its industry, or because they have been overlooked by the market. To identify these companies, the sub-adviser looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. The sub-adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.
The sub-adviser may consider environmental, social, and governance (“ESG”) factors, where they consider them material and relevant, into their fundamental research process and investment decision-making for the Fund, although ESG considerations do not represent a primary focus of the Fund. The sub-adviser believes that ESG considerations, like other, more traditional subjects of investment analysis such as market position, growth prospects, and business strategy, have the potential to impact financial risk and investment returns. The sub-adviser believes that ESG considerations are best analyzed in combination with a company’s fundamentals, including a company’s industry, geography, and strategic position. When considering ESG factors, the sub-adviser uses company disclosures, public data sources, and independent third-party data as inputs into its analytical processes. The consideration of ESG factors as part of the Fund’s investment process does not mean that the Fund pursues a specific “ESG” or “sustainable” investment strategy, and the sub-adviser may make investment decisions for the Fund other than on the basis of relevant ESG considerations.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Consumer Non-Cyclical Sector Risk

•
Equity Securities Risk

•
Large-Capitalization Companies Risk

•
Mid-Capitalization Companies Risk

•
Securities Lending Risk

•
Underlying Fund Risk

•
Value Companies Risk

Value Advantage Portfolio
Investment Goal
This Fund seeks to provide long-term total return from a combination of income and capital gains.
Principal Investment Strategies
This Fund invests primarily in equity securities across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies. Equity securities in which the Fund primarily invests include common stocks.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
In managing the Fund, the sub-adviser employs a bottom-up approach to its selection of securities, constructing portfolios based on company fundamentals and proprietary fundamental analysis. The sub-adviser’s aim is to identify undervalued companies that have the potential to grow their intrinsic values per share, and to purchase these companies at a discount.
[The sub-adviser also integrates financially material environmental, social and governance (“ESG”) factors as part of the Fund’s investment process (“ESG Integration”). ESG Integration is the systematic inclusion of ESG factors in investment analysis and investment decisions. As part of its security selection process, the sub-adviser seeks to assess the impact of ESG factors on certain issuers in the universe in which the Portfolio may invest. The sub-adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change the Fund’s investment goal, exclude specific types of industries or companies or limit the Fund’s investable universe. The Fund is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.]
The sub-adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a security that it believes offers a better investment opportunity.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Underlying Fund Risk

•
Value Companies Risk

Emerging Markets Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities (including ADRs) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries.
Companies whose principal activities are conducted in emerging market countries include issuers deemed to be economically tied to an emerging market country. The term “emerging markets” in the Fund’s name refers to those countries that are included in the MSCI Emerging Markets Index and countries that are classified as an emerging market by the MSCI, the World Bank, the International Finance Corporation or the United Nations and its agencies. For more information on the countries included in the index, see the “Index Definitions” section of this Prospectus. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. Emerging market countries are often located in Central and South American, African, Asian (ex-Japan) and Central and Eastern European countries.
The Fund principally invests in common stock and other equity securities. The Fund may invest in companies of all market capitalization sizes as well as both growth and value stocks. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, such as China, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to maintain investments in at least six emerging market countries.
In determining whether an issuer is economically tied to an emerging market country, the sub-adviser will consider whether: (i) the issuer has a class of securities whose principal securities market is in an emerging market country; (ii) the issuer has its principal office in an emerging market country; (iii) the issuer derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more emerging market countries; (iv) the issuer maintains 50% or more of its assets in one or more emerging market countries; or (v) the issuer is otherwise determined to be economically tied to an emerging market country by the sub-adviser in its discretion. For example, the sub-adviser may use the classifications assigned by third parties, including an issuer’s “country of risk” as determined by a third-party service provider or the classifications assigned to an issuer by the Fund’s benchmark index provider. These classifications are generally based on a number of criteria, including an issuer’s country of domicile, the primary stock exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived, and an issuer’s reporting currency. Although the sub-adviser may rely on these classifications, it is not required to do so.
The Fund’s top five risk exposures by country and their approximate percentage of the Fund’s net assets as of December 31, 2025 (as determined by a third-party that is not affiliated with the Fund or its Investment Adviser) were: [___]. In determining country of risk exposure, the third-party considers factors such as reporting currency, sales/revenue, and the location of management of each issuer. The third-party source identifies only one country of risk per issuer. There may be other countries of risk to which an issuer is exposed, but the country identified is expected to be the primary country of risk for that issuer. (An issuer is generally subject to greater country risk based on where its economic ties are rather than where it is formed or incorporated.) The third-party’s criteria for determining country of risk exposure may be different than that used by the sub-adviser to determine the Fund’s investments, but the top five exposure percentages are not expected to be significantly different if they were determined using the sub-adviser’s criteria.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.]
The portfolio management team uses both a bottom-up stock selection strategy and a top-down country selection strategy—to manage the Fund. The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes (1) country selection, (2) fundamentally based stock selection, (3) portfolio construction and (4) implementation.
(1) Country Selection. The sub-adviser forecasts returns of developed markets and emerging markets worldwide using proprietary models.
(2) Stock Selection. The sub-adviser then attempts to forecast expected returns on stocks on a daily basis using proprietary models. These models are based on certain investment themes including Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends. Within these models, the sub-adviser may utilize artificial intelligence techniques, such as natural language processing and machine learning, to help extract information from various textual or audio datasets.
•
Fundamental Mispricings seeks to identify high-quality businesses trading at a fair price, which the sub-adviser believes leads to strong performance over the long run.

•
High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives.

•
Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment.

•
Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment.

As part of the sub-adviser’s investment selection process, the sub-adviser utilizes proprietary models that assess a wide range of indicators, which may include certain environmental, social and governance (“ESG”) indicators. No one indicator, risk or consideration is determinative in the investment selection process. The sub-adviser in its sole discretion may periodically update the indicators used in the investment decision-making process of the Fund. The indicators applied by the sub-adviser that are deemed to be representative of ESG considerations are assessed in reliance on one or a number of third-party ESG vendors. The sub-adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations.
(3) Portfolio Construction. The sub-adviser then seeks to construct the portfolio based on the sub-adviser’s country views where applicable and characteristics identified in the return models. The sub-adviser uses a computer optimizer to evaluate many different security combinations (and consider many possible weightings). The sub-adviser also seeks to address climate transition risk by weighting stocks based, in part, on certain proprietary emissions metrics. The sub-adviser may, in its sole discretion, modify or discontinue the weighting of stocks by proprietary emissions metrics.
(4) Implementation. The sub-adviser considers transaction costs including expected execution costs at various steps of the investment process. The sub-adviser incorporates expected portfolio turnover when assigning weights to the variables in the return model.

The sub-adviser may, in its discretion, utilize a qualitative overlay with respect to the investment selection process. As a result of the qualitative overlay, the sub-adviser may make investment decisions that deviate from those generated by the sub-adviser’s proprietary models, at the discretion of the sub-adviser, for a number of reasons including, but not limited to, corporate actions (e.g., reorganizations, mergers and buy-outs), industry events and trading liquidity. In addition, the sub-adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques based on the sub-adviser’s proprietary research.
The Fund’s non-principal investments in derivatives, other investment companies (including ETFs), and other security instruments (as discussed in the Statement of Additional Information) are counted towards the Fund’s 80% investment policy to the extent they have economic characteristics similar to the investments included within that policy.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
China Risk

•
Currency Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Quantitative Modeling Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Technology Sector Risk

•
Underlying Fund Risk

•
Value Companies Risk

International Equity Plus Bond Alpha Portfolio
Investment Goal
This Fund seeks capital appreciation.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the international equity markets and (2) bonds.
PLFA, the investment adviser of the Fund, manages the international equity portion of the Fund while FDS manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by companies in the Financial sector.]
International Equity portion: The term “international equity” in the Fund’s name refers to derivative investments used to gain exposure to the international equity markets.
For the international equity portion of the Fund, PLFA seeks to gain exposure to the international equity markets using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the international equity markets through total return swap agreements and futures contracts on the MSCI EAFE Index (the “Index”), an equity securities index that represents the large- and mid-capitalization equity markets across various developed countries, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. As of December 31, 2025, the market capitalization range for the Index was approximately $[__] billion to $[__] billion. The total return swap agreements in which the Fund invests are typically with large financial institutions that meet PLFA’s minimum credit standards and usually short term (under 18 months in length).
This portion of the Fund may also invest in futures contracts on other international equity indices to gain exposure to the international equity markets. Using derivatives such as total return swap agreements and futures contracts is a way to obtain investment exposure to the international equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek incremental alpha for this portion of the Fund as it sees investment opportunities. To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall international equity markets, such as international growth or international value, or single countries or geographic regions.

This could involve, for example, buying total return swap agreements on an international growth index to express a positive view on international growth as a sub-asset class. Another example could be hedging out part of the international growth portion of the Index using derivatives, resulting in an overweight to the international value portion, or doing the opposite.
Bond portion: The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents (defined as securities that have an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in Rule 144A securities.
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
International Equity portion
•
Equity Securities Risk

•
Geographic Focus Risk

•
Growth Companies Risk

?
•
Industry Concentration Risk

•
Large-Capitalization Companies Risk

•
Mid-Capitalization Companies Risk

?
•
Non-Diversification Risk

•
Value Companies Risk

Bond portion
•
Credit Risk

•
Debt Securities Risk

•
Interest Rate Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
U.S. Government Securities Risk

Risks for both portions of the Fund
•
Active Management Risk

•
Derivatives Risk

•
Financial Sector Risk

•
Foreign (Non-U.S.) Markets Risk

•
Leverage Risk

•
Swap Agreements Risk

•
Underlying Fund Risk

International Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
The Fund normally invests primarily in common stocks of foreign companies, either directly or through depositary receipts, that, in the sub-adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the sub-adviser’s assessment of their intrinsic value. Intrinsic value, according to the sub-adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of the company’s projected future free cash flows (the cash a company generates after it accounts for cash outflows to support operations), the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The Fund may invest in common stocks of foreign companies of any size located throughout the world that are U.S. dollar or foreign currency-denominated. The sub-adviser considers foreign companies to include those organized, headquartered or that have at least 50% of their assets or derive at least 50% of their revenues or profits from operations outside of the United States. These companies may be located or have substantial operations in emerging markets, provided that the Fund will not invest more than 15% of its net assets at the time of purchase in common stocks or depositary receipts of companies organized, headquartered or with substantial operations in emerging markets. The Fund may also purchase common stocks of U.S. companies. Any income realized will be incidental to the Fund’s investment goal. Common stocks and depositary receipts are considered equity securities.
The Fund’s top five risk exposures by country and their approximate percentage of the Fund’s net assets as of December 31, 2025 (as determined by a third-party that is not affiliated with the Fund or its Investment Adviser) were: [___]. In determining country of risk exposure, the third-party considers factors such as reporting currency, sales/revenue, and the location of management of each issuer. The third-party source identifies only one country of risk per issuer. There may be other countries of risk to which an issuer is exposed, but the country identified is expected to be the primary country of risk for that issuer. (An issuer is generally subject to greater country risk based on where its economic ties are rather than where it is formed or incorporated.) The third-party’s criteria for determining country of risk exposure may be different than that used by the sub-adviser to determine the Fund’s investments, but the top five exposure percentages are not expected to be significantly different if they were determined using the sub-adviser’s criteria.
The Fund seeks to invest in companies that, in the sub-adviser’s opinion, appear to offer above average growth potential and trade at a significant discount at the time of purchase. The selection of common stocks is made through a process whereby companies are identified and selected as investments by examining quantitative and fundamental aspects of the company. This is a bottom up, fundamental method of analysis. The sub-adviser’s investment strategy is based on the principle that a shareholder’s return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The sub-adviser believes that investors should focus on the long-term economic progress of the investment and disregard short-term nuances.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.]
The sub-adviser may decide to sell investments given a variety of circumstances, such as when an investment no longer appears to the sub-adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the sub-adviser believes is more compelling or to realize gains or limit losses.
The Fund may invest in money market instruments for cash management purposes. The Fund may invest in money market Funds, which may or may not be affiliated with the Fund’s sub-adviser. The amount of assets the Fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests.
The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments and short-term debt securities or holding cash without regard to any percentage limitations. Although the sub-adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Consumer Non-Cyclical Sector Risk

•
Currency Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Growth Companies Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Underlying Fund Risk

International Large-Cap Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of large-capitalization companies. The sub-adviser considers a company to have a large market capitalization if it is within the range of the MSCI EAFE Index. As of December 31, 2025, the market capitalization range for the MSCI EAFE Index (Net) was approximately $[__] billion to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The Fund invests primarily in common stocks and depositary receipts of foreign issuers, including up to 25% in emerging market countries.
The Fund may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries.
The sub-adviser determines the country(ies) where an issuer’s economic ties are (and thus subject to general country risk) based on one or more of the following criteria: (i) the issuer is organized under the laws of, and maintains a principal office in, that country; (ii) the issuer has its principal securities trading market in that country; (iii) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in that country; (iv) the issuer has at least 50% of its assets in that country; (v) the issuer is included in an index that is representative of that country; or (vi) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities. In the event that an issuer is considered by the sub-adviser to be economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), the sub-adviser may classify the issuer as being economically tied to any country that meets the above criteria in its discretion based on an assessment of the relevant facts and circumstances.
The Fund’s top five risk exposures by country and their approximate percentage of the Fund’s net assets as of December 31, 2025 (as determined by a third party that is not affiliated with the Fund or its Investment Adviser) were: [___]. In determining country of risk exposure, the third party considers factors such as reporting currency, sales/revenue, and the location of management of each issuer. The third-party source identifies only one country of risk per issuer. There may be other countries of risk to which an issuer is exposed, but the country identified is expected to be the primary country of risk for that issuer. (An issuer is generally subject to greater country risk based on where its economic ties are rather than where it is formed or incorporated.) The third party’s criteria for determining country of risk exposure may be different than that used by the sub-adviser to determine the Fund’s investments, but the top five exposure percentages are not expected to be significantly different if they were determined using the sub-adviser’s criteria.
The sub-adviser is not limited to any particular investment style. The sub-adviser may invest the Fund’s assets in the stocks of companies that it believes have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.]
The sub-adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The sub-adviser may also consider environmental, social, and governance (“ESG”) factors in its fundamental investment analysis where the sub-adviser believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.
The sub-adviser may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend its portfolio holdings to certain financial institutions.

Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Consumer Non-Cyclical Sector Risk

•
Currency Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Securities Lending Risk

•
Underlying Fund Risk

•
Value Companies Risk

International Small-Cap Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations. The sub-adviser generally defines small market capitalization companies as those whose market capitalizations that, at the time of investment, are similar to the market capitalizations of companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index. The size of the companies in each index changes with market conditions and the composition of the index. As of December 31, 2025, the market capitalization range of the MSCI EAFE Small Cap Index was approximately $[__] million to $[__] billion, and the market capitalization range of the MSCI ACWI ex USA Small Cap Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
The Fund normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, that may be U.S. dollar or foreign currency-denominated. The Fund normally invests primarily in common stocks. The sub-adviser normally allocates the Fund’s investments across different countries and regions. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different countries. The sub-adviser anticipates that the Fund will have a focus in and risk exposure to the largest country constituents of the MSCI ACWI ex USA Small Cap Index. These constituents may change over time. The sub-adviser determines the country(ies) where an issuer’s economic ties are (and thus subject to general country risk) based on one or more of the following criteria: (i) is organized under the law of, and maintains a principal office in, that country; (ii) has its principal securities trading market in that country; (iii) is included in an index that is representative of that country; (iv) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in that country; or (v) has at least 50% of its assets in that country. While these criteria are intended to identify to the sub-adviser the country(ies) to which an issuer is economically tied at any given time, this process relies on the sub-adviser’s judgment to interpret certain criteria and on facts and circumstances that may change. In the event that an issuer is considered by the sub-adviser to be economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), the sub-adviser may classify the issuer as being economically tied to any country that meets the above criteria in its discretion based on an assessment of the relevant facts and circumstances.
The Fund’s top five risk exposures by country and their approximate percentage of the Fund’s net assets as of December 31, 2025 (as determined by a third-party that is not affiliated with the Fund or its Investment Adviser) were: [___]. In determining country of risk exposure, the third-party considers factors such as reporting currency, sales/revenue, and the location of management of each issuer. The third-party source identifies only one country of risk per issuer. There may be other countries of risk to which an issuer is exposed, but the country identified is expected to be the primary country of risk for that issuer. (An issuer is generally subject to greater country risk based on where its economic ties are rather than where it is formed or incorporated.) The third-party’s criteria for determining country of risk exposure may be different than that used by the sub-adviser to determine the Fund’s investments, but the top five exposure percentages are not expected to be significantly different if they were.
In buying and selling securities for the Fund, the sub-adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Active Management Risk

•
Currency Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
Liquidity Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Underlying Fund Risk

•
Value Companies Risk

International Value Portfolio
Investment Goal
This Fund seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Principal Investment Strategies
This Fund invests primarily in a diversified portfolio of equity securities of large foreign companies that the sub-adviser believes to be undervalued. The sub-adviser uses a “contrarian value” approach to selecting securities, applying fundamental analysis to identify securities that it believes are undervalued by the market. The Fund may also invest in mid-capitalization companies. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the MSCI EAFE Index. As of December 31, 2025, the market capitalization range for the MSCI EAFE Index (Net) was approximately $[__] billion to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. Equity securities in which the Fund principally invests are common stocks. The Fund may invest in ADRs. The Fund’s holdings may be U.S. dollar or foreign currency-denominated.
The Fund may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries. The sub-adviser determines the country(ies) where an issuer’s economic ties are (and thus subject to general country risk) based on one or more of the following criteria: (i) is organized under the law of, and maintains a principal office in, that country; (ii) has its principal securities trading market in that country; (iii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed in that country; or (iv) has at least 50% of its assets in that country. In the event that an issuer is considered by the sub-adviser to be economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), the sub-adviser may classify the issuer as being economically tied to any country that meets the above criteria in its discretion based on an assessment of the relevant facts and circumstances.
The Fund’s top five risk exposures by country and their approximate percentage of the Fund’s net assets as of December 31, 2025 (as determined by a third-party that is not affiliated with the Fund or its Investment Adviser) were: [___]. In determining country of risk exposure, the third-party considers factors such as reporting currency, sales/revenue, and the location of management of each issuer. The third-party source identifies only one country of risk per issuer. There may be other countries of risk to which an issuer is exposed, but the country identified is expected to be the primary country of risk for that issuer. (An issuer is generally subject to greater country risk based on where its economic ties are rather than where it is formed or incorporated.) The third-party’s criteria for determining country of risk exposure may be different than that used by the sub-adviser to determine the Fund’s investments, but the top five exposure percentages are not expected to be significantly different if they were determined using the sub-adviser’s criteria.
The Fund may invest up to 25% of its assets in issuers that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.]
In selecting investments for the Fund, the sub-adviser uses its fundamental research to identify companies whose long-term earnings power it believes is not reflected in the current market price of their securities. In addition to employing fundamental research to identify portfolio securities, the sub-adviser manages the Fund’s currency exposures.
The sub-adviser may sell a holding when it appreciates to a stated target, when there has been a change in the long-term investment outlook, or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.

•
Active Management Risk

•
Currency Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Large-Capitalization Companies Risk

•
Mid-Capitalization Companies Risk

•
Securities Lending Risk

•
Underlying Fund Risk

•
Value Companies Risk

Health Sciences Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector. These equity securities are primarily common stocks. The sub-adviser considers companies in the “health sciences sector” to include issuers within the Health Care sector, which is comprised of the health sciences industry and groups of health sciences-related industries, including health care equipment and supplies, health care providers and services, biotechnology, health care technology, life sciences tools & services and pharmaceuticals. Businesses within the health sciences and related industries include, but are not limited to, companies involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.
The Fund may invest in small-, mid- and large-capitalization companies. The Fund may invest without limit in foreign denominated securities of companies located in foreign countries, including emerging market countries. The Fund may also invest in foreign currency forwards, which are purchased or sold to hedge against currency fluctuations.
The sub-adviser considers a variety of factors when choosing investments for the Fund, including identifying companies and industries that appear to have the potential for above-average returns, and that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth. The sub-adviser may sell a holding when it reaches a price target, there is deterioration in the company’s fundamentals, a change in macroeconomic outlook, valuation issues, a need to rebalance the portfolio, or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
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Active Management Risk

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Currency Risk

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Derivatives Risk

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Emerging Markets Risk

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Equity Securities Risk

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Foreign (Non-U.S.) Markets Risk

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Growth Companies Risk

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Health Sciences Sector Risk

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Industry Concentration Risk

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Large-Capitalization Companies Risk

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Leverage Risk

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Liquidity Risk

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Mid-Capitalization Companies Risk

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Securities Lending Risk

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Small-Capitalization Companies Risk

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Underlying Fund Risk

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Value Companies Risk

Real Estate Portfolio
Investment Goal
This Fund seeks current income and long-term capital appreciation.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The Fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”). REITs and REOCs invest primarily in properties that produce income and in real estate interest or loans. The Fund focuses on REITs, as well as REOCs, that invest in a variety of property types and regions. The Fund normally will invest more than 25% of its assets in securities of companies in real estate and related industries.

The Fund may invest in small-, mid- and large-capitalization companies. The sub-adviser is not limited to any particular investment style. The sub-adviser may invest the Fund’s assets in the securities of companies that it believes have above average earnings growth potential compared to other companies (growth companies), in the securities of companies that it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The Fund may invest in a smaller number of holdings.
For the purposes of the Fund, a company is considered to be from the United States if: (i) if its securities are traded on a recognized stock exchange in the United States; or (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States; or (iii) if it is organized or has a principal office in the United States. A company is considered to be in the real estate or group of industries for the purposes of the Fund if: (i) at least 50% of its assets, revenues or profits are derived from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (ii) at least 50% of the fair market value of its assets are invested in residential, commercial or industrial real estate. Real estate and real estate related companies may also include companies with substantial real estate holdings (including wireless tower, timber, hotel and timeshare companies) as well as those whose products and services are primarily derived from the real estate industry (such as mortgage lenders and hotel franchisors and managers).
The sub-adviser utilizes a bottom-up investment approach for selecting investments for the Fund, using a rigorous, fundamental research analysis of individual issuers. During portfolio construction, the portfolio management team takes into consideration their general outlook on real estate markets and the impact any proposed investment would have on portfolio risk. The weights to different types of properties are primarily the result of bottom-up stock analysis but are also influenced by the team’s top-down views.
The sub-adviser may sell a holding due to a change in a company’s fundamentals, if the sub-adviser believes the security is no longer attractively valued or if the sub-adviser identifies a security that it believes offers a better investment opportunity.
The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
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Active Management Risk

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Equity Securities Risk

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Growth Companies Risk

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Industry Concentration Risk

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Large-Capitalization Companies Risk

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Liquidity Risk

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Mid-Capitalization Companies Risk

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Non-Diversification Risk

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Real Estate Companies Risk

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Securities Lending Risk

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Small-Capitalization Companies Risk

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Small Number of Holdings Risk

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Underlying Fund Risk

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Value Companies Risk

Technology Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies.
The sub-adviser generally considers an issuer to be a technology or technology-related company if the company is principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies are normally issuers that are (at the time of purchase) classified as being in the Technology sector by an independent third-party service provider which provides economic sector and industry classifications based upon business operations of companies. These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; providers of information technology and systems integration services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies. The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.
The Fund normally invests primarily in common stocks, including domestic and foreign equity issuers (which may be U.S. dollar or foreign currency-denominated).

In selecting investments for the Fund, the sub-adviser is not constrained to any particular investment style. The sub-adviser may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies. However, companies that benefit from technological advancements and improvements often are growth companies.
The Fund is not restricted as to the market capitalization size of the issuers it holds, and thus may invest in small-capitalization, mid-capitalization and large-capitalization companies. The Fund may invest in a smaller number of holdings.
In buying and selling securities for the Fund, the portfolio management process begins by examining the Fund’s investable universe, including a review of issuers contained within the technology sector equity market index benchmark. From there, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions.
The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
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Active Management Risk

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Currency Risk

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Emerging Markets Risk

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Equity Securities Risk

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Foreign (Non-U.S.) Markets Risk

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Geographic Focus Risk

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Growth Companies Risk

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Industry Concentration Risk

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Large-Capitalization Companies Risk

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Liquidity Risk

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Mid-Capitalization Companies Risk

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Non-Diversification Risk

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Securities Lending Risk

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Small-Capitalization Companies Risk

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Small Number of Holdings Risk

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Technology Companies Risk

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Underlying Fund Risk

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Value Companies Risk

Capital Appreciation Portfolio
Investment Goal
This Fund seeks long-term capital appreciation by investing primarily in equity securities. It may also hold fixed income and other securities to help preserve principal value.
Principal Investment Strategies
The Fund normally invests at least 50% of its total assets in equity securities and the remaining assets are generally invested in debt instruments, including corporate bonds, government securities (including agencies) and bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders).
The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of developed market foreign issuers, including ADRs and GDRs. To determine which countries are considered developed markets, the sub-adviser relies on the classification made for a particular country by unaffiliated, third-party data providers. Specifically for the Fund, for the purpose of determining whether a particular issuer is associated with a developed market, the sub-adviser considers if the market is included in an MSCI developed market index or in the International Monetary Fund’s list of advanced economies.
The Fund’s investments in equity securities are generally common stock and fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the sub-adviser expects to rise in the short term but not necessarily over the long term.
The Fund invests across all market capitalizations.
Since the sub-adviser attempts to prevent losses as well as achieve gains, the sub-adviser typically uses a “value” approach in selecting investments, which means looking for companies whose securities appear to be undervalued or out of favor with investors. The sub-adviser seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed by the sub-adviser to have good prospects for capital appreciation. The sub-adviser may establish relatively large positions in companies it finds particularly attractive.
In addition, the sub-adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund’s investment in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the sub-adviser’s ability to find companies that meet valuation criteria rather than its market outlook.

The Fund may purchase debt instruments for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities of the debt instruments in which the Fund invests. The Fund may invest up to 30% of its total assets in non-investment grade debt instruments (high yield/high risk, sometimes called “junk bonds”) or, if unrated, are of comparable quality as determined by the sub-adviser. If a security is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the higher rating will be used for purposes of this requirement.
The Fund’s attempt to cushion the effects of market declines on the share price could reduce the Fund’s overall risk (volatility) relative to that of the broad stock market but may cause the Fund to underperform in sharply rising markets. In addition, the Fund’s ability to seek appreciation opportunities outside the stock market may also aid performance when stocks are declining. The Fund’s significant investment in common stocks could allow it to participate in favorable stock market trends.
The Fund generally uses a value approach, which means looking for companies whose stocks and other securities appear to be undervalued or temporarily out of favor with investors. Possible indicators of an undervalued stock include:
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above-average dividend yield relative to the S&P 500 Index;

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low price/earnings ratio relative to the S&P 500 Index;

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low price/book ratio relative to the market, competitors, or historic norms; and

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low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises.

The Fund’s value emphasis may lead to a contrarian approach, resulting in purchases of stocks or other securities shunned by investors due to earnings setbacks, unfavorable industry or economic conditions, or negative publicity. Such investments may be attractive to the Fund if their prices appear to be excessively discounted and prospects for appreciation are considered favorable by the sub-adviser.
Numerous situations exist in which a company’s intrinsic value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized, the company’s stock price could rise. In another example, a company’s management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities. Sometimes new management can revitalize companies that have grown too large or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buy back outstanding shares of common stock, or raise the dividend.
The Fund may also consider environmental, social, and governance (“ESG”) factors into the investment research process for certain investments. Such ESG factors can include, but are not limited to, climate change, resource depletion, labor standards, diversity, human rights issues, and governance structure and practices. For certain types of investments, including, but not limited to, cash, currency positions, and particular types of derivatives, an ESG analysis may not be relevant or possible due to a lack of data. Where ESG considerations are integrated into the investment research process, the Fund focuses on the particular ESG factors considered most likely to have a material impact on the performance of the holdings or potential holdings in the Fund’s portfolio. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Fund.
The sub-adviser may sell a holding for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
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Active Management Risk

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Credit Risk

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Debt Securities Risk

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Equity Securities Risk

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Floating Rate Loan Risk

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Foreign (Non-U.S.) Markets Risk

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High Yield/High Risk or “Junk” Securities Risk

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Interest Rate Risk

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Large-Capitalization Companies Risk

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Liquidity Risk

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Mid-Capitalization Companies Risk

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Securities Lending Risk

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Small-Capitalization Companies Risk

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Value Companies Risk

[ESG Portfolios]
[Note to the SEC: an N-14A proxy was filed on January 20, 2026 for a March 5, 2026 shareholder meeting to vote for the liquidation of both ESG Portfolios effective as of the close of business on April 30, 2026. If approved, the ESG Portfolios will be removed from the 485(b) definitive filing]

Investment Goals:
[ESG Diversified Portfolio seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
ESG Diversified Growth Portfolio seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Principal Investment Strategies
The ESG Diversified Portfolio and ESG Diversified Growth Portfolio (together, the “ESG Portfolios” and each a “Fund”) are each an asset allocation “fund of funds” that seeks to achieve its investment goal by investing in eligible mutual funds that have an ESG focus or that meet PLFA’s ESG investment criteria as described further below in this section. The ESG Underlying Funds invest in U.S. and foreign equity and debt instruments and are referred to herein as the “ESG Underlying Funds” because they are eligible underlying funds of the Fund.
Under normal market conditions, each Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the ranges described for the Fund in the Fund Summaries section of the Prospectus.
The theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term. This assumes that asset classes may not move in tandem and that positive returns in one or more asset classes may help offset negative returns in other asset classes.
PLFA, the investment adviser to the ESG Portfolios, manages and oversees each Fund through the following multi-step process:
(1) Asset Allocation/Portfolio Construction — PLFA manages each ESG Portfolio using an approximate 10 year investment horizon, meaning that its investment decisions are based on a 10 year outlook for the Fund. A Model is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic, developed and emerging market international equities. The broad debt asset class includes narrower asset classes such as investment grade bonds and international debt of developed markets of varying durations.
PLFA then determines the amount of the Fund’s assets to invest in each ESG Underlying Fund (if any) in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for that Fund. PLFA may adjust the Fund’s broad asset class allocations of debt and equity to any point within the stated ranges in the Fund Summaries, and/or adjust the asset class allocations or the allocations to the ESG Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset class or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its ESG Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) ESG Underlying Fund Oversight — PLFA monitors and evaluates the ESG Underlying Funds on an ongoing basis, including an analysis of the investment risks of the ESG Underlying Funds and their impact on each Fund’s risk/return objectives, to seek to ensure that each current ESG Underlying Fund continues to be appropriate for each Fund’s allocations. PLFA will also monitor the available ESG Underlying Funds and consider substitution of ESG Underlying Funds should PLFA determine appropriate for investment by each of the ESG Portfolios.
Investments of the ESG Underlying Funds that invest primarily in equity instruments include large- and mid-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated), including emerging markets stocks.
Investments of the ESG Underlying Funds that invest primarily in debt instruments include: “green” bonds; investment grade debt securities, including U.S. Government securities and corporate bonds; non-investment grade or “high yield/high risk” debt securities; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency-denominated); and debt instruments of varying duration (short, intermediate and long-term). “Green” bonds include securities of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the ESG Portfolios’ investment adviser, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities. Among the ESG factors that the ESG Underlying Funds managed by Calvert Research and Management may consider when evaluating U.S. and foreign government debt issues are institutional strength, political stability, government effectiveness, regulatory effectiveness, rule of law, and corruption of the issuing government.
Certain ESG Underlying Funds may lend their portfolio securities to generate additional income.

The ESG Portfolios may invest a significant portion of its assets in any single ESG Underlying Fund, subject to applicable regulatory limits. Each of the ESG Portfolios is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
PLFA monitors and evaluates various ESG attributes of the ESG Underlying Funds. To be selected for investment, an ESG Underlying Fund must satisfy PLFA’s ESG investment criteria as follows: (i) An ESG Underlying Fund must meet a minimum ESG rating set by PLFA using information provided by one or more established third party ESG ratings providers at the time of investment. These providers base their ratings on the asset-weighted average of ESG risks of the ESG Underlying Funds’ holdings or assess the resilience of an ESG Underlying Fund’s aggregate holdings to long term ESG risks (that is, over the long term, the extent to which a company’s financial performance is expected to be adversely impacted by ESG risks that have not been sufficiently mitigated). These ESG risks may be based on information or analysis that differs from the information or analysis an ESG Underlying Fund uses in its investment process. If the ESG risks for an ESG Underlying Fund’s holdings are high, meaning that the ESG Underlying Fund invests in companies that are not managing their ESG risks well, then that ESG Underlying Fund is less likely to receive a high rating from a third party ESG ratings provider; and (ii) as disclosed in the ESG Underlying Fund’s prospectus, the ESG Underlying Fund’s principal investment strategies must include a reference to ESG criteria in describing the ESG Underlying Fund’s process for gaining exposure to companies. The ESG criteria may be determined by an independent third party data provider or by the investment adviser of the ESG Underlying Fund utilizing an internal framework for considering ESG factors. ESG criteria used by one ESG Underlying Fund in its investment process may differ from or be inconsistent with ESG criteria used by other ESG Underlying Funds in their investment processes.
ESG Underlying Funds may include both actively managed funds and passively managed (index) funds. If an ESG Underlying Fund is passively managed, and therefore its process is designed to replicate the returns of a benchmark, then the fund’s benchmark must include an ESG investment component. PLFA seeks to gain exposure to a broad range of ESG metrics with its allocations to the ESG Underlying Funds.
PLFA will decide whether to adjust an allocation to an ESG Underlying Fund based upon whether such fund continues to have an ESG focus or meet PLFA’s ESG investment criteria. For example, if an ESG Underlying Fund falls below the minimum ESG rating set by PLFA from one or more established third party ESG ratings providers, PLFA would re-evaluate the ESG Underlying Fund and determine whether and when to replace the ESG Underlying Fund. PLFA is under no specific time constraint for implementing such a change. It is PLFA’s intent and expectation that ESG Underlying Funds that are required to meet PLFA’s minimum rating will meet the minimum rating thresholds almost all of the time. PLFA has sole discretion in selecting the ESG Underlying Funds for investment and may adjust each Fund’s allocations to the ESG Underlying Funds, including adding or removing ESG Underlying Funds, as it deems appropriate to meet each Fund’s investment goal.
The ESG Portfolios may invest in any or all of the asset classes or ESG Underlying Funds but is not required to invest in every asset class or ESG Underlying Fund or in any particular percentage of any asset class or ESG Underlying Fund. PLFA has sole discretion in selecting the ESG Underlying Funds for investment and in adjusting a Fund’s allocations to an ESG Underlying Fund, and may add, replace or remove asset classes or ESG Underlying Funds as it deems appropriate to meet each Fund’s investment goal at any time without shareholder notice.
The current ESG Underlying Funds are managed by:
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BlackRock;

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Calvert Research and Management;

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DFA; and

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Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC).

Each ESG Underlying Fund factors ESG criteria into its investment process.
BlackRock Fund:
The BlackRock Fund seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. Specifically, the BlackRock Fund generally seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. The Fund may invest in other sectors that are not included in such assessments. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction. Notwithstanding the foregoing, the Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) and (vi) above. The Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available. The BlackRock Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, or unavailable. Where the screening criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the BlackRock Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG-related criteria used by BlackRock. The BlackRock Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the BlackRock Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk, and transaction costs, as determined by BlackRock’s proprietary research. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.
BlackRock’s ESG research does not attempt to capture all possible ESG characteristics, rather those that in BlackRock’s opinion can be measured and have an associated investment thesis. BlackRock Fund management may consider both positive and negative ESG characteristics of an issuer when developing such investment theses. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.
Calvert Funds:
Certain ESG Underlying Funds are managed by Calvert. In selecting investments for the Calvert Funds, Calvert is guided by The Calvert Principles for Responsible Investment which provide a framework for considering environmental, social and governance factors. The Calvert Principles for Responsible Investment seek to identify companies and other issuers that operate in a manner that is consistent with or promote: environmental sustainability and resource efficiency (such as reducing the negative impact of operations and practices on the environment); equitable societies and respect for human rights (such as respecting consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data); and accountable governance and transparency (such as exhibiting accountable governance and developing effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity). One of the Calvert Funds, the Calvert Green Bond Fund, invests at least 80% of its assets in “green” bonds. The Calvert Green Bond Fund defines “green” investments to include securities of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of Calvert Research and Management, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities. Certain Calvert Funds also may invest in trust preferred securities, taxable municipal obligations and loans.
DFA Funds:
The DFA Social Fixed Income Portfolio seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers while excluding securities of corporate and certain non-sovereign government issuers based upon the DFA Social Fixed Income Portfolio’s social issue screens. The DFA Social Fixed Income Portfolio seeks to exclude from its investment portfolio securities of those companies that are identified by the DFA Social Fixed Income Portfolio’s social issue screens, as further discussed below. DFA expects that the DFA Social Fixed Income Portfolio will primarily invest in the obligations of issuers that are in developed countries. The DFA Social Fixed Income Portfolio seeks to purchase securities that are consistent with the DFA Social Fixed Income Portfolio’s social issue screens, which are monitored by, or based upon information from, independent third parties. The DFA Social Fixed Income Portfolio’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.
In addition to excluding securities of corporate issuers based upon the DFA Social Fixed Income Portfolio’s social issue screens, the DFA Social Fixed Income Portfolio also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S.) that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The DFA Social Fixed Income Portfolio’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. DFA, however, considers securities issued by the U.S. Treasury and certain U.S. agencies and instrumentalities that are not subject to the DFA Social Fixed Income Portfolio’s social issue screens identified above to be consistent with the DFA Social Fixed Income Portfolio’s strategy of investing in social investments.
‘Revenue’ is generally the total annual sales and revenue from normal operating activities before the deduction of costs and taxes, with a preference placed on audited financial statements. When a breakdown of revenue by business activity is not available, estimates or derivations may be applied by the data provider based on ancillary information such as the company structure, business model, supply chain characteristics, and company financials. If revenue is not disclosed and cannot be estimated (e.g., there are no available financial statements), then revenue will be deemed to be zero.
‘Carbon intensity’ means a company’s most recently reported or estimated Scope 1 (direct) + Scope 2 (indirect) greenhouse gas emissions in carbon dioxide equivalents (CO2e) normalized by sales (metric tons CO2e per USD million sales). Greenhouse gases included are carbon dioxide (CO2), methane (CH4), nitrous oxide (N2O), hydrofluorocarbons (HFCs), perfluorocarbons (PFCs), sulfur hexafluoride (SF6), and Nitrogen trifluoride (NF3).
‘Potential emissions from reserves’ means an estimate of carbon dioxide produced if a company’s reserves of oil, gas, and coal were converted to energy, given estimated carbon and energy densities of the respective reserves. If potential emissions from reserves cannot be estimated (e.g., there is no information available on a company’s reserves of oil, gas, or coal), then potential emissions from reserves will be deemed to be zero.
‘Scaled potential emissions from reserves’ means potential emissions from reserves divided by the company’s assets (i.e., resources that a company owns or controls that have economic value). If potential emissions from reserves cannot be estimated (e.g., there is no information available on a company’s reserves of oil, gas, or coal), then scaled potential emissions from reserves will be deemed to be zero.
DFA intends to take into account certain sustainability considerations when making investment decisions for the DFA U.S. Sustainability Core 1 Portfolio. Relative to a portfolio without these considerations, the DFA U.S. Sustainability Core 1 Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations, may be less sustainable as compared either to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability considerations, the DFA U.S. Sustainability Core 1 Portfolio will generally have more overall weight in securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations, may be more sustainable as compared either to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe or other companies with similar business lines. In considering sustainability and other factors that DFA believes may be important to investors, DFA ranks companies (i)

relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, DFA seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). DFA engages third party service providers to provide research information relating to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability considerations with respect to securities in the DFA U.S. Sustainability Core 1 Portfolio, where information is available from such providers.
The DFA U.S. Sustainability Core 1 Portfolio may periodically modify, add, or remove certain sustainability impact considerations.
The DFA U.S. Sustainability Core 1 Portfolio seeks to exclude securities of companies based on involvement in the following business practices and products based on certain criteria:
Business practice or product	Business involvement criteria
Coal	Ownership of thermal or metallurgical coal reserves or revenue from the mining of thermal coal and its sale to third parties.
Factory farming	Commercial animal husbandry for the purpose of food production. This criteria does not cover organic or free-range farms or fish and other aquaculture animals.
Palm oil	>10% of revenue from the production or distribution of palm oil. This criteria does not cover products that use palm oil as an ingredient or component, palm oil derivatives, or fractionated products nor the transportation of palm oil from mill and supplybase to refineries.
Cluster munitions and landmines	Production of cluster munitions, landmines or key intended components of such weapons.
Tobacco	>10% of revenue from the production, distribution or retail of tobacco products. This criteria does not cover products designed as an aid to quit smoking.
Child labor	Involvement in severe child labor controversies. Factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor- related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third- party observers.
Civilian firearms	Production of firearms (i.e., using an explosive charge as a propellant) intended for civilian use.
Private prisons	Operation or management of, or provision of staffing services to, for-profit correctional and/or detention facilities. This criteria does not cover provision of maintenance or non- management services (including staffing for such services).
Business conduct	Material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises.
Fidelity Management & Research Company LLC:
The ESG Underlying Funds managed by Fidelity Management & Research Company LLC (and sub-advised by Geode Capital Management, LLC) are index funds that seek to provide investment results that correspond to the total return of their respective indexes that represent companies with high ESG performance relative to their sector peers, as rated by independent third parties. These index funds may use index sampling techniques (also known as statistical sampling) based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and earnings growth to attempt to replicate the returns of their respective indexes using a smaller number of securities. Derivative instruments that provide investment exposure to these ESG investments or exposure to one or more market risk factors associated with such ESG investments included in each Fidelity Underlying Funds’ 80% policy, consistent with that ESG Underlying Fund’s investment policies and limitations with respect to investments in derivatives.
BlackRock, Calvert, DFA, Fidelity Management & Research Company LLC, and Geode Capital Management, LLC are not affiliated with the Trust, the ESG Portfolios or the ESG Portfolios’ investment adviser. The ESG Portfolios may invest in any or all of the ESG Underlying Funds and will not necessarily be invested in every ESG Underlying Fund at any particular time. Accordingly, the ESG Underlying Funds may not all be principal investments of the ESG Portfolios at any given time. The shares of the ESG Underlying Funds in which the ESG Portfolios may invest will not be subject to a 12b-1 fee.

When PLFA adjusts an allocation for a Fund, it will reallocate the assets of the Fund to align with the new adjusted allocation. This reallocation may take place over a period of time, which is usually not more than 90 days, during which the Fund will deviate from the new adjusted allocation.
In addition, actual holdings of each ESG Portfolio could vary from its stated ranges due to cash flows and changes to the ESG Underlying Funds’ asset values. Actual allocations may also vary from the stated ranges if the Fund takes a temporary defensive position. If PLFA determines that adverse market, economic, political or other conditions warrant a temporary defensive position for the Fund, the Fund temporarily may invest inconsistent with its principal investment strategies in, partially or extensively, certain ESG Underlying Funds or other investments that PLFA determines appropriate for such conditions. If PLFA makes such a determination, these investments could affect the Fund’s performance adversely and the Fund may not achieve its investment goal.
When investing purchase proceeds and meeting redemption requests for an ESG Portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the Fund that factors in the stated ranges and the current allocations of the Fund. This methodology is intended to help maintain the Fund’s allocations, although there is no assurance that the Fund will maintain its allocations using this methodology.
For information on the ESG Underlying Funds in which the ESG Portfolios may invest, see the Trust’s SAI, which can be obtained as described in the Where to Go For More Information section of this Prospectus. For information on how to access the actual month-end holdings for each ESG Portfolio, see Portfolio Holdings Information in the Where to Go For More Information section of this Prospectus.
Principal Risks: As a fund of funds, each of the ESG Portfolios is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk and ESG Criteria Risk. In addition, the following is a list of the principal risks for each ESG Portfolio resulting from its respective allocations to the ESG Underlying Funds. The risks listed are associated with one or more ESG Underlying Funds and are described in the Additional Information About Principal Risks section of this Prospectus.
ESG Diversified Portfolio
Principal Risks from Holdings in ESG Underlying Funds:
•
Active Management Risk

•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
ESG Criteria Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Index Sampling Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Leverage Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Municipal Obligations Risk

•
Passive Management Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Tracking Error Risk

•
U.S. Government Securities Risk

•
Value Companies Risk

ESG Diversified Growth Portfolio
Principal Risks from Holdings in ESG Underlying Funds:
•
Active Management Risk

•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
ESG Criteria Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Index Sampling Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Leverage Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Municipal Obligations Risk

•
Passive Management Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Tracking Error Risk

•
U.S. Government Securities Risk

?
•
Value Companies Risk ]

PSF Avantis Balanced Allocation Portfolio
Investment Goal
This Fund seeks long-term growth of capital and low to moderate income.
Principal Investment Strategies
This Fund is a “fund of funds” that, seeks to achieve its investment goal by investing in eligible third-party mutual funds, ETFs and/or variable insurance trusts (“Balanced Allocation Underlying Funds”). Substantially all of the Balanced Allocation Underlying Funds are advised by American Century, including through its division Avantis Investors (Avantis Investors and American Century are referred to together in this Prospectus as “Avantis”). Avantis is not affiliated with the Trust, the Fund or the Fund’s investment adviser. PLFA may change any or all of the Balanced Allocation Underlying Funds, including to funds offered by another investment adviser, at any time in its investment discretion.
The shares of the Balanced Allocation Underlying Funds in which the Fund may invest will not be subject to a 12b-1 fee.
Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
25 – 50%	50 – 75%
The theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term. This assumes that asset classes may not move in tandem and that positive returns in one or more asset classes may help offset negative returns in other asset classes.
PLFA, the investment adviser to the Fund, manages and oversees the Fund through the following muti-step process:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10 year investment horizon meaning that its investment decisions are based on a 10 year outlook for the Fund. A Model is developed that seeks to meet the Fund’s investment goal using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic and developed international equities, which may include small-capitalization and large-capitalization equities that may employ growth and value strategies. The broad debt asset class includes narrower asset classes such as investment grade bonds and international debt of developed markets of varying durations.
PLFA then determines the amount of the Fund’s assets to invest in each Balanced Allocation Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund. PLFA may adjust the Fund’s broad asset class allocations of debt and equity to any point within the stated ranges, and/or adjust the asset class allocations or the allocations to the Balanced Allocation Underlying Funds at any time it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Balanced Allocation Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Balanced Allocation Underlying Fund Oversight — PLFA monitors and evaluates the Balanced Allocation Underlying Funds on an ongoing basis, including an analysis of the investment risks of the Balanced Allocation Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current Balanced Allocation Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA will also monitor the available Balanced Allocation Underlying Funds and consider substitution of Balanced Allocation Underlying Funds and consider substitution of Balanced Allocation Underlying Funds should PLFA determine appropriate for the Fund’s investments.
Investments of the Balanced Allocation Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated).
Investments of the Balanced Allocation Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities and corporate bonds; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency-denominated); and debt instruments of varying duration (short, intermediate and long-term).
Certain Balanced Allocation Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including credit default swaps). A Balanced Allocation Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk, or to seek to enhance investment returns.
Balanced Allocation Underlying Funds may include both actively managed funds and passively managed (index) funds.
The Fund, through the Balanced Allocation Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Certain Balanced Allocation Underlying Funds may lend their portfolio securities to generate additional income.

When PLFA adjusts an allocation for a Fund, it will reallocate the assets of the Fund to align with the new adjusted allocation. This reallocation may take place over a period of time, which is usually not more than 90 days, during which the Fund will deviate from the new adjusted allocation.
In addition, actual holdings of the Fund could vary from its stated ranges due to cash flows and changes to the Balanced Allocation Underlying Funds’ asset values. Actual allocations may also vary from the stated ranges if the Fund takes a temporary defensive position. If PLFA determines that adverse market, economic, political or other conditions warrant a temporary defensive position for the Fund, the Fund temporarily may invest inconsistent with its principal investment strategies in, partially or extensively, certain Balanced Allocation Underlying Funds or other investments that PLFA determines appropriate for such conditions. If PLFA makes such a determination, these investments could affect the Fund’s performance adversely and the Fund may not achieve its investment goal.
When investing purchase proceeds and meeting redemption requests for the Fund, PLFA may use a methodology to identify assets to be purchased or sold by the Fund that factors in the stated ranges and the current allocations of the Fund. This methodology is intended to help maintain the Fund’s allocations, although there is no assurance that the Fund will maintain its allocations using this methodology.
The Fund may invest a significant portion of its assets in any single Balanced Allocation Underlying Fund. The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest in any or all of the asset classes or Balanced Allocation Underlying Funds but is not required to invest in every asset class or Balanced Allocation Underlying Fund or in any particular percentage of any asset class or Balanced Allocation Underlying Fund. PLFA has sole discretion in selecting the Balanced Allocation Underlying Funds for investment and in adjusting a Fund’s allocations to a Balanced Allocation Underlying Fund and may add, replace, or remove asset classes or Balanced Allocation Underlying Funds as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice.
For information on the Balanced Allocation Underlying Funds in which the Fund may invest, see the Trust’s SAI, which can be obtained as described in the Where to Go For More Information section of this Prospectus. For information on how to access the actual month-end holdings for this Fund, see Portfolio Holdings Information in the Where to Go For More Information section of this Prospectus.
The Fund may lend its holdings of ETFs to certain financial institutions.
Principal Risks: As a fund of funds, the Fund is subject to Asset Allocation Fund of Funds Risk, Conflicts of Interest Risk and Securities Lending Risk. In addition, the following is a list of the principal risks for the Fund resulting from the allocations to the Balanced Allocation Underlying Funds. The risks listed are associated with one or more Balanced Allocation Underlying Funds and are described in the Additional Information About Principal Risks section of this Prospectus.

Principal Risks from Holdings in Balanced Allocation Underlying Funds:
•
Active Management Risk

•
Authorized Participant Concentration Risk

•
Cash Transactions Risk

•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Equity Securities Risk

•
ETF Market Trading Risk

•
Floating Rate Loan Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Leverage Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

?
•
Tracking Error Risk

•
U.S. Government Securities Risk

•
Value Companies Risk

Pacific Dynamix Portfolios
Investment Goals:
Pacific Dynamix – Conservative Growth Portfolio seeks current income and moderate growth of capital.
Pacific Dynamix – Moderate Growth Portfolio seeks long-term growth of capital and low to moderate income.
Pacific Dynamix – Growth Portfolio seeks moderately high, long-term growth of capital with low, current income.
Pacific Dynamix — Aggressive Growth Portfolio seeks high, long-term growth of capital.
Principal Investment Strategies
The Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth and Pacific Dynamix — Aggressive Growth Portfolios (together, the “Pacific Dynamix Portfolios”) are each an asset allocation “fund of funds” that seeks to achieve its investment goal by investing primarily in Class P shares of certain funds of the Trust, called Pacific Dynamix Underlying Funds. Each Fund seeks to optimize returns given a certain level of risk tolerance for investors. Under normal market conditions, each Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the ranges described in the Fund Summaries section of the Prospectus.
The theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term. This assumes that asset classes may not move in tandem and that positive returns in one or more asset classes may help offset negative returns in other asset classes.
PLFA, the investment adviser to the Pacific Dynamix Portfolios, manages and oversees each Fund through the following multi-step process:
(1) Asset Allocation/Portfolio Construction. PLFA manages each Pacific Dynamix Portfolio using an approximate 10 year investment horizon, meaning that its investment decisions are based on a 10 year outlook for the Fund. A Model is developed that seeks to meet the Fund’s investment goal using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds and high yield/high risk bonds.
PLFA then determines the amount of the Fund’s assets to invest in each Pacific Dynamix Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund. PLFA may adjust each Fund’s broad asset class allocations of debt and equity to any point within the stated ranges in the Fund Summaries, and/or adjust the asset class allocations or the allocations to the Pacific Dynamix Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Pacific Dynamix Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight. Once PLFA has conducted its manager search process and selected particular firms to manage the Pacific Dynamix Underlying Funds, PLFA draws upon the capabilities of these firms to manage the assets of each Pacific Dynamix Underlying Fund, each of which has its own investment style and acts independently of other Pacific Dynamix Underlying Fund Managers. PLFA monitors and evaluates each Pacific Dynamix Underlying Fund Manager to seek to ensure that the Manager’s investment style and approach continue to be appropriate for the respective Pacific Dynamix Underlying Fund. To that end, PLFA evaluates factors such as portfolio manager tenure and turnover, performance in comparison to comparable peer funds, and change in investment composition or strategy to seek to minimize any deviation in the expected investment style of the Pacific Dynamix Underlying Funds. PLFA also regularly communicates with and periodically visits Pacific Dynamix Underlying Fund Managers to discuss the Manager’s outlook and positioning of the Pacific Dynamix Underlying Fund. PLFA may change the Manager of a Pacific Dynamix Underlying Fund or add a Manager to co-manage a Pacific Dynamix Underlying Fund with the existing Manager with approval from the Board of Trustees, which could impact the Fund.
(3) Investment Risk Management. PLFA analyzes the risks arising from the investments of the Fund, evaluates the impact of any risk exposures on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result. PLFA utilizes various risk management tools and resources to assess risks.
The Pacific Dynamix Underlying Funds in which the Fund invests are index funds (including index sampling funds), which means that they seek to match the investment returns of specified stock or bond indices. Some of these Pacific Dynamix Underlying Funds, in order to track the composition of these indices, may become non-diversified under the Investment Company Act of 1940.
Investments of the Pacific Dynamix Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration; and high yield/high risk bonds.
Investments of the Pacific Dynamix Underlying Funds that invest primarily in equity instruments include: growth and value stocks; mid- and large-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated).
When PLFA adjusts an allocation for a Fund, it will reallocate the assets of the Fund to align with the new adjusted allocation. This reallocation may take place over a period of time, which is usually not more than 90 days, during which the Fund will deviate from the new adjusted allocation.
In addition, actual holdings of each Pacific Dynamix Portfolio could vary from its stated ranges due to actual cash flows and changes to the Pacific Dynamix Underlying Fund’s asset values. Actual allocations may also vary from the stated ranges if a Fund takes a temporary defensive position. If PLFA determines that adverse market, economic, political or other conditions warrant a temporary defensive position for a Fund, the Fund temporarily may invest inconsistent with its principal investment strategies in, partially or extensively, certain Pacific Dynamix Underlying Funds or other investments that PLFA determines appropriate for such conditions. If PLFA makes such a determination, these investments could affect the Fund’s performance adversely and the Fund may not achieve its investment goal.
When investing purchase proceeds and meeting redemption requests for a Pacific Dynamix Portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the Fund that factors in the stated ranges and the current allocations of the Fund. This methodology is intended to help maintain the Fund’s stated ranges, although there is no assurance that the Fund will maintain its stated ranges using this methodology.
Each Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. Each Fund is expected to be as fully invested as practical, but may maintain liquidity reserves to meet redemption requests.
Each Pacific Dynamix Portfolio may invest in any or all of the asset classes or Pacific Dynamix Underlying Funds but is not required to invest in every asset class or Pacific Dynamix Underlying Fund or in any particular percentage of any asset class or Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for investment and in adjusting a Fund’s allocations to a Portfolio Optimization Underlying Fund, and may add, replace, or remove asset classes or Pacific Dynamix Underlying Funds as it deems appropriate to meet each Fund’s investment goal at any time without shareholder notice.
A Pacific Dynamix Underlying Fund may lend its portfolio holdings to certain financial institutions.
For information on the Pacific Dynamix Underlying Funds in which each of the Pacific Dynamix Portfolios may invest, including their principal investment strategies and principal risks, see the Trust’s SAI and the Class P prospectus, which can be obtained as described in the Where to Go For More Information section of this Prospectus. For information on how to access the actual month-end holdings for the Pacific Dynamix Portfolios, see Portfolio Holdings Information in the Where to Go For More Information section of this Prospectus.
Principal Risks: As a fund of funds, each of the Pacific Dynamix Portfolios is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. In addition, the following is a list of the principal risks for each Pacific Dynamix Portfolio resulting from its respective allocations to the Pacific Dynamix Underlying Funds. The risks listed are associated with one or more Pacific Dynamix Underlying Funds and are described in the Additional Information About Principal Risks section of this Prospectus. Risks that are not listed below but are principal risks of the Pacific Dynamix Underlying Funds can be found as described in the prior paragraph. These risks are still present for a Pacific Dynamix Portfolio to the extent of a Pacific Dynamix Portfolio’s investment in the Pacific Dynamix Underlying Fund(s) associated with such risks and may rise to the level of a “principal risk” if the Fund’s investment in such Pacific Dynamix Underlying Fund increases, whether due to the action of the Fund, market movements or other factors.

Pacific Dynamix — Conservative Growth Portfolio
Principal Risks from Holdings in Pacific Dynamix Underlying Funds:
•
Credit Risk

•
Debt Securities Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Foreign (Non-U.S.) Markets Risk

•
Growth Companies Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Technology Sector Risk

•
Tracking Error Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

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Value Companies Risk

Pacific Dynamix — Moderate Growth Portfolio
Principal Risks from Holdings in Pacific Dynamix Underlying Funds:
•
Credit Risk

•
Currency Risk

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Debt Securities Risk

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Equity Securities Risk

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Foreign (Non-U.S.) Markets Risk

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Geographic Focus Risk

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Growth Companies Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Technology Sector Risk

•
Tracking Error Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

•
Value Companies Risk

Pacific Dynamix — Growth Portfolio
Principal Risks from Holdings in Pacific Dynamix Underlying Funds:
•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Technology Sector Risk

•
Tracking Error Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

•
Value Companies Risk

Pacific Dynamix — Aggressive Growth Portfolio
Principal Risks from Holdings in Pacific Dynamix Underlying Funds:
•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Equity Securities Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Tracking Error Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

•
Value Companies Risk

Portfolio Optimization Portfolios
Investment Goals:
Portfolio Optimization Conservative Portfolio seeks current income and preservation of capital.
Portfolio Optimization Moderate-Conservative Portfolio seeks current income and moderate growth of capital.
Portfolio Optimization Moderate Portfolio seeks long-term growth of capital and low to moderate income.
Portfolio Optimization Growth Portfolio seeks moderately high, long-term capital appreciation with low, current income.
Portfolio Optimization Aggressive-Growth Portfolio seeks high, long-term capital appreciation.

Principal Investment Strategies
Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive Growth Portfolio (together, the “Portfolio Optimization Portfolios”) are each an asset allocation “fund of funds” that seeks to achieve its investment goal by investing in the Class P shares of certain Funds of the Trust (“Portfolio Optimization Underlying Funds”). Each Portfolio Optimization Portfolio seeks to optimize returns given a certain level of risk tolerance for investors. Under normal market conditions, each Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the ranges described in the Fund Summaries section of the Prospectus.
The theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term. This assumes that asset classes may not move in tandem and that positive returns in one or more asset classes may help offset negative returns in other asset classes.
PLFA, the investment adviser to the Portfolio Optimization Portfolios, manages and oversees each Fund through the following multi-step process:
(1) Asset Allocation/Portfolio Construction. PLFA manages each Portfolio Optimization Portfolio using an approximate 10 year investment horizon, meaning that its investment decisions are based on a 10 year outlook for that Fund. A Model is developed that seeks to meet the Fund’s investment goal using the broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international and emerging markets.
PLFA then determines the amount of the Fund’s assets to invest in each Portfolio Optimization Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund. PLFA may adjust each Fund’s broad asset class allocations of debt and equity to any point within the stated ranges described in the Fund Summaries, and/or adjust the asset class allocations or the allocations to the Portfolio Optimization Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to Fund’s Portfolio Optimization Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight. Once PLFA has conducted its manager search process and selected particular firms to manage the Portfolio Optimization Underlying Funds, PLFA draws upon the capabilities of these firms to manage the assets of each Portfolio Optimization Underlying Fund, each of which has its own investment style and acts independently of other Portfolio Optimization Underlying Fund Managers. PLFA monitors and evaluates each Portfolio Optimization Underlying Fund Manager to seek to ensure that the Manager’s investment style and approach continue to be appropriate for the Portfolio Optimization Underlying Fund it manages. To that end, PLFA evaluates factors such as portfolio manager tenure and turnover, performance in comparison to comparable peer funds, and change in investment composition or strategy to seek to minimize any deviation in the expected investment style of the Portfolio Optimization Underlying Funds. PLFA also regularly communicates with and periodically visits Portfolio Optimization Underlying Fund Managers to discuss that Manager’s outlook and positioning of the Portfolio Optimization Underlying Fund. PLFA may change the Manager of a Portfolio Optimization Underlying Fund or add a Manager(s) to co-manage a Portfolio Optimization Underlying Fund with the existing Manager with approval from the Board of Trustees, which could impact the Fund.
(3) Investment Risk Management. PLFA monitors and analyzes the risks arising from the investments of the Fund, evaluates the impact of any risk exposures on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result. PLFA utilizes various risk management tools and resources to assess risks.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks (which may be U.S. dollar or foreign currency-denominated).
Investments of the Portfolio Optimization Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Certain Portfolio Optimization Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). A Portfolio Optimization Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk, or to seek to enhance investment returns.
When PLFA adjusts an allocation for a Fund, it will reallocate the assets of the Fund to align with the new adjusted allocation. This reallocation may take place over a period of time, which is usually not more than 90 days, during which the Fund will deviate from the new adjusted allocation.
In addition, actual holdings of a Fund could vary from its stated ranges due to actual cash flows and changes to its Portfolio Optimization Underlying Fund asset values. Actual allocations may also vary from the stated ranges if a Fund takes a temporary defensive position. If PLFA determines that adverse market, economic, political or other conditions warrant a temporary defensive position for a Fund, the Fund temporarily may invest inconsistent with its principal investment strategies in, partially or extensively, certain Portfolio Optimization Underlying Funds or other investments that PLFA determines appropriate for such conditions. If PLFA makes such a determination, these investments could affect the Fund’s performance adversely and the Fund may not achieve its investment goal.
With respect to the Portfolio Optimization Conservative Portfolio’s investment goal, “preservation of capital” refers to investing in these principal investments with the intention of helping to stabilize and preserve the value of an investment in that Fund.
When investing purchase proceeds and meeting redemption requests for a Fund, PLFA may use a methodology to identify assets to be purchased or sold by the Fund that factors in the stated ranges and the current allocations of the Fund. This methodology is intended to help maintain the Fund’s stated ranges, although there is no assurance that the Fund will maintain its stated ranges using this methodology.
Each Fund may invest a significant portion of its assets in any single Portfolio Optimization Underlying Fund. Each Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
Each Portfolio Optimization Portfolio may invest in any or all of the asset classes or Portfolio Optimization Underlying Funds but is not required to invest in every asset class or Portfolio Optimization Underlying Fund or in any particular percentage of any asset class or Portfolio Optimization Underlying Fund. PLFA has sole discretion in selecting the Portfolio Optimization Underlying Funds for investment and in adjusting a Fund’s allocations to a Portfolio Optimization Underlying Fund, and may add, replace or remove asset classes or Portfolio Optimization Underlying Funds as it deems appropriate to meet each Fund’s investment goal at any time without shareholder notice.
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
For information on the Portfolio Optimization Underlying Funds in which each of the Portfolio Optimization Portfolios may invest, including their principal investment strategies and principal risks, see the Trust’s SAI, which can be obtained as described in the Where to Go For More Information section, and this Prospectus. For information on how to access the actual month-end holdings for the Portfolio Optimization Portfolios, see Portfolio Holdings Information in the Where to Go For More Information section of this Prospectus.
Principal Risks: As a fund of funds, each of the Portfolio Optimization Portfolios is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. In addition, the following is a list of the principal risks for each Portfolio Optimization Portfolio resulting from its respective allocations to the Portfolio Optimization Underlying Funds. The risks listed are associated with one or more Portfolio Optimization Underlying Funds and are described in the Additional Information About Principal Risks section of this Prospectus. Risks that are not listed below but are principal risks of the Portfolio Optimization Underlying Funds can be found as described in the prior paragraph. These risks are still present for a Portfolio Optimization Portfolio to the extent of a Portfolio Optimization Portfolio’s investment in the Portfolio Optimization Underlying Fund(s) associated with such risks and may rise to the level of a “principal risk” if the Fund’s investment in such Portfolio Optimization Underlying Fund increases, whether due to the action of the Fund, market movements or other factors.
Portfolio Optimization Conservative Portfolio
Principal Risks from Holdings in Portfolio Optimization Underlying Funds:
•
Active Management Risk

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Conflicts of Interest Risk

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Convertible Securities Risk

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Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Floating Rate Loan Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Inflation-Indexed Debt Securities Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Leverage Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
Swap Agreements Risk

•
Technology Sector Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

•
Value Companies Risk

Portfolio Optimization Moderate-Conservative Portfolio
Principal Risks from Holdings in Portfolio Optimization Underlying Funds:
•
Active Management Risk

•
Conflicts of Interest Risk

•
Convertible Securities Risk

•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Floating Rate Loan Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Inflation-Indexed Debt Securities Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Leverage Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Swap Agreements Risk

•
Technology Sector Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

•
Value Companies Risk

Portfolio Optimization Moderate Portfolio
Principal Risks from Holdings in Portfolio Optimization Underlying Funds:
•
Active Management Risk

•
Consumer Non-Cyclical Sector Risk

•
Convertible Securities Risk

•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Inflation-Indexed Debt Securities Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Leverage Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Restricted Securities Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Swap Agreements Risk

•
Technology Sector Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

•
Value Companies Risk

Portfolio Optimization Growth Portfolio
Principal Risks from Holdings in Portfolio Optimization Underlying Funds:
•
Active Management Risk

•
Consumer Non-Cyclical Sector Risk

•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Leverage Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Swap Agreements Risk

•
Technology Sector Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

•
Value Companies Risk

Portfolio Optimization Aggressive Growth Portfolio
Principal Risks from Holdings in Portfolio Optimization Underlying Funds:
•
Active Management Risk

•
Consumer Non-Cyclical Sector Risk

•
Credit Risk

•
Currency Risk

•
Debt Securities Risk

•
Derivatives Risk

•
Emerging Markets Risk

•
Equity Securities Risk

•
Financial Sector Risk

•
Foreign (Non-U.S.) Markets Risk

•
Geographic Focus Risk

•
Growth Companies Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Interest Rate Risk

•
Large-Capitalization Companies Risk

•
Leverage Risk

•
Liquidity Risk

•
Mid-Capitalization Companies Risk

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Non-Diversification Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Swap Agreements Risk

•
Technology Sector Risk

•
Underlying Fund Risk

•
U.S Government Securities Risk

•
Value Companies Risk

Additional Information About Principal Risks
Risk is the chance that you will lose money on an investment, or that it will not earn as much as you would expect. Every mutual fund has some degree of risk depending on its investments and strategies. The following provides additional information about the principal risks of the Funds identified in the Fund Summaries section.
Performance of a Fund will vary — Performance is affected by changes in the economy and financial markets. The value of a Fund changes as its asset values go up or down. The value of your shares will fluctuate, and when redeemed, may be worth more or less than the original cost. The timing of your investment may also affect performance.
•
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its index, or not to achieve its investment goal. A portfolio manager’s investment strategies are also discretionary and there can be no assurance that their investment strategies will be advantageous for a Fund. From time to time, the activities of a portfolio manager’s firm (and/or its affiliates) may be limited because of regulatory restrictions and/or their own internal policies or market, liquidity or other issues which may limit the investment opportunities for a Fund managed by such firm. Investments held for cash management or temporary defensive investing purposes can fluctuate in value and are subject to risk, including market and regulatory, interest rate and credit risks. Uninvested cash will be subject to the credit risk of the depositary institution holding the cash, in which case it is possible that no income would be earned on the cash and yield would go down. If significant assets are used for cash management or defensive investing purposes, investment goals may not be met.

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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses or models implemented by PLFA as the investment adviser of a fund of funds may not produce the expected returns, may cause the fund’s shares to lose value or may cause the fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and ESG Underlying Funds, Balanced Allocation Underlying Funds, Pacific Dynamix Underlying Funds or Portfolio Optimization Underlying Funds (each an “Underlying Fund” and collectively the “Underlying Funds”) may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. [With respect to PLFA’s asset allocation investment process, the ESG Portfolios are further subject to ESG Criteria Risk because PLFA uses ESG criteria to select ESG Underlying Funds for its asset class models. For purposes of the ESG Portfolios, the third party ESG ratings providers risks to which the ESG Portfolios are subject are similar to the third party ESG data provider’s risks described in ESG Criteria Risk.] There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class category rather than investing in a fund of funds. A fund of fund’s performance is also closely related to its underlying funds’ performance and ability to meet their investment goals. Fund of funds shareholders bear indirectly the expenses of the respective underlying funds in which the fund of funds invests in addition to the fund of fund’s management fee so there is a layering of fees. To determine a fund of fund’s allocations to its respective underlying funds in creating the asset class models, PLFA estimates each Underlying Fund investment exposures, but an Underlying Fund’s actual investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors. As a result, a fund of fund’s actual asset class allocations may deviate from the intended allocation, which could result in the fund’s risk/return target not being met. A fund of funds is also exposed to the same risks as its underlying funds in proportion to the fund’s allocation to those underlying funds.

•
Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that act as authorized participants, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the ETF and no other authorized participant is able to step forward to process creation and/or redemption orders, ETF shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Authorized participant concentration risks may be heightened in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

•
Cash Transactions Risk: ETFs generally are able to make in-kind redemptions to avoid some costs, including being taxed on gains on the distributed portfolio securities at the ETF level. However, because an ETF may effect purchases or redemptions fully or partially in cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the ETF recognizes gain on these sales, this generally will cause the ETF to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. An ETF may distribute these gains to shareholders to avoid being taxed on this gain at the ETF level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which may be higher than if the ETF sold and redeemed its shares in-kind, will be passed on to purchasers and redeemers of creation units in the form of creation and redemption transaction fees. To the extent that these costs are not offset by a transaction fee, the ETF may bear the expense.

•
China Risk: A Fund that has principal exposure to investments (both directly and indirectly) involving the People’s Republic of China may be impacted by social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

The Chinese government exercises significant control over China’s economy. Risks associated with investing in companies located or operating in China include nationalization, expropriation, and confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts and social unrest or confrontations (internally or with other countries); frequent trading suspensions and government intervention, inflation, currency fluctuations and fluctuations in interest rates that may have negative effects on the economy and securities markets of China; pricing anomalies resulting from governmental influence; a lack of publicly available information and/or political and social instability; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Changes in applicable Chinese tax law could impact the profits of the Fund, directly or indirectly. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for a Fund.
Export growth continues to be a major driver of China’s rapid economic growth. A reduction in spending on Chinese products and services, strained international relations including the institution of tariffs or other trade barriers (including heightened trade tensions between China and the United States), a heightened sensitivity to global trade, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy which in turn could impact the Chinese holdings of a Fund.
Certain securities issued by companies located or operating in China, such as “China A-shares” that trade on one of the Chinese stock exchanges, are subject to trading restrictions as well as clearing and settlement risks, which may make direct investments in China impractical or impossible. Funds that invest directly in China A shares through Stock Connect (a cross-boundary investment channel allowing international and mainland Chinese investors to trade securities in each other’s markets) will be subject to risks such as sudden changes in quota limitations, application of trading suspensions, differences in trading days between markets, operational risk, clearing and settlement risk and regulatory and taxation risk. In addition, pursuant to an Executive Order together with guidance provided by the Office of Foreign Asset Control (“OFAC”) interpreting that Order (together, the “Executive Order”), U.S. mutual funds such as the Trust will be prohibited from conducting transactions in certain Chinese securities as identified in the Executive Order but may divest any such holdings as permitted under the Executive Order. Additional actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Chinese law prohibits non-Chinese investors, like a Fund, from investing in certain Chinese companies. Many of these Chinese companies obtain foreign investment through variable interest entity (“VIE”) structures. In a VIE structure, a Chinese operating company will establish an offshore entity that is available for investment by non-Chinese investors. The Chinese company will enter into contractual arrangements with the offshore entity that provide the offshore entity and its investors with economic exposure to the Chinese company, but do not provide the offshore entity and its investors with equity interests in the Chinese company.
A Fund’s investment in a VIE structure is subject to various risks. Although VIE structures have operated for some time, they have not been specifically approved by Chinese authorities. As a result, Chinese authorities may limit the ability of a Chinese company to participate in a VIE structure or impair the contractual arrangements between a Chinese company and the offshore entity. In addition, there can be no guarantee that the Chinese company will honor its contractual arrangements with the offshore entity, or that the contractual arrangements will provide the desired economic exposure to the Chinese company. The offshore entity and its investors may have little or no recourse for actions taken by the Chinese company that harm the offshore entity and its investors. Moreover, VIE structures that are listed for trading on U.S. exchanges may be delisted or prohibited from trading if they do not meet certain legal and regulatory requirements. If any of the foregoing were to occur to a VIE structure in which a Fund invests, the market value of the Fund’s investment could be severely diminished or eliminated.
•
Communications Sector Risk: Companies in the Communications sector may be adversely impacted by rapid obsolescence of products and services as a result of technological improvements and innovations, intense competitive pressures such as pricing and cost competition and technological advancements by competitors, and changing consumer preferences which create unpredictability with supply and demand for a company’s products. Companies in the communications sector may also be affected by outsized research and development costs, substantial capital requirements and changes in government regulation. While all companies are susceptible to cybersecurity breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of information or disruptions in service, which could have a material adverse effect on their businesses.
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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its decision-making with regard to the selection of Underlying Funds for a fund of funds of the Trust as well as the allocation of assets within an Underlying Fund that has more than one strategy. For example, one Underlying Fund or strategy may provide a higher management fee or result in greater profitability to PLFA than another Underlying Fund or strategy, which may provide PLFA with incentive to use that Fund as an Underlying Fund or to allocation additional assets to that strategy. Likewise, the impact of any fee waivers or expense reimbursements may provide an incentive to allocate assets to Underlying Funds that reduce the waiver or reimbursement obligations of PLFA. In addition, PLFA may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions, and PLFA, its affiliates or its investment personnel may have a business or personal relationship with the Manager of certain Underlying Funds, which may provide PLFA with an incentive to direct assets to those Underlying Funds. As investment adviser to the Funds, PLFA has duties to each Fund and its shareholders and at times there may be some conflicts between the interests of the direct shareholders of an Underlying Fund of the Trust and shareholders of a fund of funds of the Trust. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Underlying Fund, the fund of funds and their shareholders. PLFA has adopted a policy under which investment decisions for a fund of funds of the Trust must be made in the best interests of the fund of funds and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the fund of funds.

PLFA may consider certain business factors of its affiliates, Pacific Life and PL&A (together, the “Insurers”) when making decisions regarding the selection of Underlying Funds for a fund of funds of the Trust. For example, in certain of the variable products the Insurers offer optional guaranteed lifetime income benefits or death benefits (“Riders”) under which the Insurers assume investment and other risks, and their exposure and required reserves may be affected by gains or losses incurred in the variable products. PLFA’s investment decisions in allocating monies to the available Underlying Funds may be influenced by these factors. For example, in volatile markets, the Insurers may benefit from allocation percentages that are designed in a more conservative fashion, such as by increasing allocations to Underlying Funds invested principally in debt securities of various categories that may reduce a fund of fund’s overall equity exposure, so as to help reduce potential losses. Alternatively, in less volatile markets, the Insurers may benefit from allocation percentages that are designed in a more aggressive fashion, such as by increasing allocations to Underlying Funds invested principally in equity securities to seek to generate gains. If the strategies are successful, these variable products owners should generally see their contract/policy value increase, although to a lesser degree than the equity markets. The Trust has also adopted procedures to address potential conflicts of interest. While the investment process is intended to produce allocation decisions that are in the best interests of fund of fund’s shareholders, shareholders should be aware that PLFA’s investment decisions may be influenced by the conflicts described above and other potential conflicts of interest.
PLFA is also subject to competing interests in making recommendations regarding Managers of the Underlying Funds in which a fund of funds of the Trust may invest. With respect to retaining new Managers for Underlying Funds, if a PLFA affiliate or other entity with which PLFA has a business relationship has investment advisory capabilities in investment strategies used or to be used by an Underlying Fund, then PLFA may be influenced to recommend such entity as Manager of that Underlying Fund. To the extent an Underlying Fund is managed by a PLFA affiliate or other entity with which PLFA has a business relationship, these competing interests may influence PLFA with regard to remedial measures that it might recommend in the event such Underlying Fund was underperforming. For example, in the case of an underperforming Underlying Fund managed by an affiliate or other entity with which PLFA has a business relationship, PLFA may be influenced to recommend the pursuit of remedial measures other than replacement of this entity as a Manager of the Fund and to pursue such remedial measures for a longer period of time than might otherwise be the case.
PLFA provides asset allocation advisory services to various mutual funds. Although some of the Funds may have names or investment goals that resemble other Funds managed by PLFA, they will not have the same allocation percentages, underlying holdings or performance.
•
Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

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Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant net asset value (“NAV”) deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.

Even though certain securities (such as loans) may be collateralized, there is no assurance that the liquidation of any collateral would satisfy interest and/or principal payments due to a Fund on such securities, or that such collateral could be easily liquidated in the event of a default. Such collateral may be difficult to identify and/or value, and if the value of the underlying collateral depreciates, recovery upon default may be difficult to realize. A Fund’s debt investments (also known as debt securities, debt obligations and debt instruments) may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or, if unrated, determined by the Manager to be of comparable quality. High Quality Debt Instruments are those rated in one of the two highest rating categories (the highest category for commercial paper) or if unrated, are of comparable quality as determined by the Manager. Investment Grade Debt Instruments are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Manager. Non-investment Grade (High Yield/High Risk) Debt Instruments (sometimes called “junk bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative and are more likely to default with respect to the issuer’s ability to repay principal and interest than higher rated securities. Ratings of CCC for Fitch and S&P, or Caa for Moody’s, indicate a current vulnerability for default (“stressed”). Ratings below those levels indicate a higher vulnerability to default (“distressed”) or default itself. A rating of D for S&P indicates that the security has defaulted.
Ratings are provided by credit rating agencies which specialize in evaluating credit risk, but there is no guarantee that a highly rated debt instrument will not default or be downgraded due to adverse market events or other developments affecting the issuer or counterparty, such as a sharp rise in prevailing short-term interest rates or adverse developments in the banking industry. Each agency applies its own methodology in measuring creditworthiness and uses a specific rating scale to publish its ratings opinions. Ratings tables for three of the most commonly used Nationally Recognized Statistical Rating Organizations (“Rating Agencies”) and each of their categories of investment grade debt and non-investment grade debt are described in the following table. For further information regarding ratings, please see Appendix A of the Trust’s SAI.
Credit Ratings Chart
		Standard & Poor’s1,3	Moody’s2	Fitch1,3
Long-term ratings	Investment grade debt categories	AAA	Aaa	AAA
		AA	Aa	AA
		A	A	A
		BBB	Baa	BBB
	Non-investment grade debt (sometimes called “junk bonds”) categories	BB	Ba	BB
		B	B	B
		CCC	Caa	CCC
		CC	Ca	CC
		C	C	C
		D	—	—
Short-term ratings	Highest three ratings	A-1	P-1	F1
		A-2	P-2	F2
		A-3	P-3	F3
	Other ratings	B	NP	B
		B-1		C
		B-2		RD
		B-3		D
C
D

1
Long-term ratings by Standard & Poor’s and Fitch from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. For example, BBB- is the lowest investment grade; BB+ is the highest non-investment grade.

2
Moody’s adds numerical modifiers 1, 2, and 3 to each generic bond rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. For example, Baa3 is the lowest investment grade; Ba1 is the highest non-investment grade.

3
Short-term ratings within the A-1 and F1 categories may be designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

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Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Fund’s investments denominated in or with exposure to that foreign currency. For Funds that may hold short currency exposure, an appreciation in the value of the currency shorted would incur a loss for the Fund. As a currency control, certain countries aim to fix (or “peg” or “manage”) the exchange rates of their currencies against other countries’ currencies (the reference currency), rather than allowing them to fluctuate based on market forces. A pegged currency typically has a very narrow band of fluctuation (or a completely fixed rate) against the value of its reference currency and, as a result, may experience sudden and significant decline in value if the reference currency also declines in value. A managed currency establishes minimum exchange rates against its reference currency and, as a result, is not allowed to fall below a certain level against the reference currency but can rise above the reference currency’s value. There is no guarantee that these currency controls will remain in place and if these exchange rates were allowed to fluctuate based on market forces (for instance, a currency is “de-pegged” against its reference currency), there can be large losses as a result of exchange rates movements, which may adversely impact a Fund’s returns. In addition, the use of foreign exchange contracts (such as forward foreign currency contracts) to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk and credit risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security.

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Derivatives Risk: A Fund’s use of forward commitments, futures contracts, options or swap agreements (types of derivative instruments) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. These risks are different from, and may be greater than, the risks involved if the Fund were to invest directly in the asset (e.g., a security, currency or index) underlying the derivative (the underlying Reference asset). The use of these instruments may, in some cases, cause a Fund to realize higher amounts of short-term capital gains and ordinary income (generally taxed at ordinary income tax rates) than if the Fund had not engaged in such transactions.

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Counterparty Risk — Derivative transactions that are privately negotiated in the “over-the-counter” market, such as forward commitments, most swap agreements, involve the risk that the party with whom the Fund has entered into the transaction (the counterparty) will be unable to fulfill its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty. Because these instruments are privately negotiated, unlike exchange-traded contracts, they are subject to a greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the underlying Reference asset. For derivatives traded on an exchange or through a central clearinghouse, such as futures contracts and most options, counterparty risk is still present with the Fund’s clearing broker, or the clearinghouse itself.

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Leverage Risk — A forward commitments, futures contract, option or swap agreement provides exposure to potential gain or loss from a change in the level of the market price of the underlying Reference asset (such as a security, currency, index or basket of securities) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the Fund’s position. The use of leverage could result in increased return but also creates the possibility for greater loss on the investment (including larger swings in value for the Fund). In some instances, the loss can exceed the net assets of the Fund.

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Market Risk — Market risk generally refers to risk from potential adverse market movements in relation to a Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns. Price volatility of an investment refers to the variation of changes in that investment’s value over time as a result of market movements. Thus, an investment with higher price volatility is likely to have greater price swings over shorter time periods than an investment with lower price volatility, and a Fund that invests in more volatile investments may see its value also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer. Adverse changes in the value or level of the underlying Reference asset, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. In addition, changes in the value of a derivative may create margin delivery or settlement payment obligations for the Fund and may be more sensitive to market factors than the underlying Reference asset so that the Fund may lose more than the initial amount invested. Market risk may also impact a Fund’s obligations and exposures.

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Regulatory Risk — Governmental and regulatory actions relating to a mutual fund’s use of derivatives (such as forward commitments, futures contracts, options and swap agreements) and related instruments, including tax law changes, may limit a Fund’s ability to invest or remain invested in derivatives, increase the costs of the Fund’s derivatives transactions and/or adversely affect the value of derivatives and the Fund’s performance. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act regarding the use of derivatives, and have adopted a derivatives risk management program for certain derivatives users as well as policies and procedures to implement the requirements of the rule.
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Liquidity and Valuation Risk — Where an active secondary market for an over-the-counter derivative instrument (such as forward commitments, options and most swap agreements) is lacking, a Fund may be unable to exercise, sell or otherwise close its position in the instrument, which could expose the Fund to losses and make the position more difficult for the Fund to value accurately. In these circumstances, a Fund may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Less liquidity also means that more subjectivity may be used in establishing the value of the position. For example, if market quotations are not readily available or reliable for these investments, the investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments.

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Operational Risk — A Fund that engages in derivatives transactions will be subject to risks related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error (including manual processes).

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Correlation Risk — The value of a forward commitment, futures contract, option or swap agreement may not correlate precisely with the value of its respective underlying Reference asset, and the Fund could therefore lose more than it invested. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged.

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Legal Risk — Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit a Fund’s ability to invest or remain invested in derivatives.

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Premium Risk — A Fund that utilizes options is subject to the risk of losing the premium it paid to purchase an option if the price of the underlying Reference asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that a Fund purchased were allowed to expire without being sold or exercised, its premium would be a loss to the Fund.

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Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could reduce the value of the issuer’s stock and the yield of the Fund and lower performance for the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. A Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Information, including financial information, about companies in emerging markets may be less available and reliable which can impede a Fund’s ability to evaluate companies in emerging markets. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. If an international body (such as the United Nations) or a sovereign state (such as the United States) imposes economic sanctions, trade embargoes or other restrictions against a government of an emerging market country or issuers, a Fund’s investments in issuers subject to such restrictions may be frozen or otherwise suspended or restricted, prohibiting or impeding the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from or impeded in investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund.

Governments in emerging market countries may also intervene in their economies and financial markets to a greater degree than more developed countries. Such government intervention could cause issuers in emerging markets to have limited reliable access to capital and cause the Fund to be unable to access or transact in its investments in such markets, including cash holdings. Greater governmental control could also require repatriation of sales proceeds. The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. This may include limiting the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB registered accounting firms located in certain emerging market countries; restricting the ability of U.S authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.

A Fund may be exposed to this risk by directly investing in companies domiciled in emerging market countries or indirectly, by investing in companies domiciled in developed market countries which either invest in or conduct a portion of their businesses in emerging market countries or by investing in securities denominated in emerging market currencies. Depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities that represent interests in a foreign (non-U.S.) company’s securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter, are subject to the same risks of investments in emerging market countries described above. In addition, these securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
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Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

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ESG Considerations Risk: ESG considerations are one of a number of factors that the sub-adviser examines when considering investments for the Fund and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. In addition, ESG considerations assessed as part of the sub-adviser’s investment process may vary across types of eligible investments and issuers. The sub-adviser does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. As investors, third party service providers and other funds can differ in their views regarding ESG factors, the Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic which could negatively impact the Fund’s ability to accurately assess a company. While the sub-adviser views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance. In addition, regulations and industry practices related to ESG are evolving rapidly, and the sub-adviser’s practices may change if required to comply with such regulations or adopt such practices.

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[ESG Criteria Risk: Consideration of ESG Criteria in its investment process could cause an ESG Underlying Fund, or PLFA in the case of the ESG Portfolios, to forgo investment opportunities available to funds not using these criteria and underperform such funds. An ESG Underlying Fund manager’s determination of what constitutes ESG Criteria and its process to evaluate the ESG Criteria may differ from other funds. Further, there can be no assurance that the ESG Criteria utilized by the ESG Underlying Fund will reflect the beliefs or values of any particular investor. An independent third party ESG data provider’s assessment of the financial materiality of ESG factors could be inaccurate, and the provider could delay ESG data delivery and evaluation (e.g., changing geo-political risks that may impact involvement in one or more excluded activity), which may have an adverse impact on the ESG Underlying Fund’s performance or cause the ESG Underlying Fund to hold a security that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. Because the methodologies for providers are different, if one of the third-party ESG data providers were to be replaced, the ESG Underlying Fund’s portfolio could look different. Application of the ESG Criteria may also affect the ESG Underlying Fund’s exposure to certain sectors or types of investments and may impact the ESG Underlying Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. Given the subjective nature of ESG Criteria, it is also possible that the ESG exclusions and metrics screens may not always be effective in screening out all ESG issues that an issuer might have. In addition, developments in the United States at the federal and state levels have caused considerable pressure to be placed on ESG initiatives, resulting in a sensitive political and regulatory environment for asset managers and funds that offer ESG strategies. Accordingly, regulations and industry practices related to ESG are changing rapidly, and the ESG Underlying Fund manager’s practices and its ESG Underlying Fund’s investment strategies may change if required to comply with such regulations or adopt such practices. The ESG Portfolios themselves are subject to the risks described in this paragraph because PLFA uses ESG criteria to select ESG Underlying Funds for investment. For purposes of the ESG Portfolios, the third party ESG ratings providers risks to which the ESG Portfolios are subject are similar to the third party ESG data provider’s risks described in this paragraph.]

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ETF Market Trading Risk: Although shares of an ETF are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the ETF’s shares or of an authorized participant to submit purchase or redemption orders for creation units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the ETF’s portfolio securities and the ETF’s market price. This reduced effectiveness could result in ETF shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads.

Shares of the ETF may trade in the secondary market at times when the ETF does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the ETF accepts purchase and redemption orders. Secondary market trading in ETF shares may be halted by a stock exchange because of market conditions or other reasons, and may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of ETF shares will continue to be met or will remain unchanged. In addition, during a “flash crash,” the market prices of the ETF’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the ETF. Flash crashes may cause authorized participants and other market makers to limit or cease trading in the ETF’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell ETF shares at these temporarily low market prices.
Shares of the ETF may trade at prices other than NAV. Thus, an investor such as the PSF Avantis Balanced Allocation Portfolio may pay more (or less) than NAV when buying shares of the ETF in the secondary market, and may receive less (or more) than NAV when selling those shares in the secondary market. While the creation/redemption feature is designed to make it likely that the ETF’s shares normally will trade on stock exchanges at prices close to the ETF’s next calculated NAV, market prices are not expected to correlate exactly with the ETF’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the ETF that differ significantly from its NAV. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Bond Plus Portfolio has indirect exposure to ETF Market Trading Risk through its investments in total return swap agreements on an ETF.
When buying or selling shares of the ETF through a broker, an investor such as the PSF Avantis Balanced Allocation Portfolio will likely incur a brokerage commission or other charges determined by the broker. In addition, an investor may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the ETF based on the ETF’s trading volume and market liquidity, and is generally lower if the ETF has a lot of trading volume and market liquidity, and higher if the ETF has little trading volume and market liquidity. During times of market stress, spreads may widen causing investors to pay more.
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Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or as a result of increased competition. During a general market downturn or other crises affecting the financial services industry or banking sector, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even declare bankruptcy and/or cease operations. These actions may cause the securities of a financial services company to experience dramatic declines in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

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Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expenses to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. In a loan participation, a Fund may participate in such syndications, or buy part of a loan, becoming a part lender. In a loan participation, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A Fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.

In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.
Floating rate loans generally are subject to restrictions on transfer and may be difficult to sell at a time when the Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrowers may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower, or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect a Fund’s performance. To the extent a Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.
Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede a Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede a Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for a Fund to raise cash to pay investors when they redeem their shares in the Fund. A Fund may then have to sell its floating rate loans or other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders and may be adversely impacted. These actions may impact a Fund’s performance (in the case of holding cash or selling securities) or increase a Fund’s expenses (in the case of borrowing).
It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to a Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, a Fund or its Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.
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Foreign (Non-U.S.) Markets Risk: Investments in securities of foreign issuers and securities of companies with significant foreign exposure, including securities denominated in foreign currencies, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of the relevant foreign market. Political, social, and economic instability, the impact of economic sanctions, the imposition of currency or capital controls or tariffs, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in a country’s economy. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Foreign countries may also have different auditing standards than the U.S. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. If the United States imposes economic sanctions against a foreign government or issuers, a Fund’s investments in issuers subject to such sanctions may be frozen, prohibiting the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary Receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities that represent interests in a foreign (non-U.S.) company’s securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter are subject to the same risks of investments in securities of foreign issuers and securities of companies with significant foreign exposure described above. In addition, these securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. Any of these events and other socio-political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.
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Frontier Markets Risk: Frontier markets are those emerging markets considered by the sub-adviser to be among the smallest and least mature investment markets. Investments in frontier markets are subject to many of the same risks as investments in more mature emerging markets, but generally are less liquid and subject to greater price volatility than investments in more mature emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in more mature emerging markets or in developed markets.

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Geographic Focus Risk: If a Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.

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Health Sciences Sector Risk: Health sciences companies may be significantly impacted by scientific or technological developments and their products may quickly become obsolete. Many health sciences companies are smaller and less seasoned than companies in other sectors and are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. The expiration of patents may adversely affect the profitability of these companies. Many health sciences companies are subject to extensive litigation based on product liability and similar claims. Also, many health sciences companies offer products and services that are subject to government regulation and so may be adversely affected by changes in governmental policies or laws. Biotechnology and pharmaceutical companies, for example, can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation and approval and can have continuous losses during a new product’s transition from development to production. The Patient Protection and Affordable Care Act, designed to reform health care, was signed into law in March 2010. The impact of this legislation on health sciences companies or what rulemaking might be proposed or enacted in the future is unpredictable. By investing in these companies, a Fund is exposed to these risks.

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Hedged Equity Strategy Risk: A Fund’s investment strategies may not always provide greater market protection than other equity instruments particularly in rising equity markets when a Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of the structure of the options overlay strategy, a Fund is not expected to provide market protection during times of low market volatility; during such periods, a Fund is expected to perform in line with broad equity markets.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk due to fewer market participants (buyers/sellers of these assets) and less capital available to market makers (broker-dealers) as compared to higher rated securities, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities. Non-investment grade debt instruments may include securities that are stressed, distressed or in default and are subject to credit risk.

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Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

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Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. For example, aerospace and defense companies can be significantly affected by government spending policies because they rely significantly on government demand for their products and services. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

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Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes a Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact Fund performance during a downturn in that industry or group of industries.

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Inflation-Indexed Debt Securities Risk: The value of inflation-indexed debt securities and inflation protected securities (“IPS”) generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of IPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. Although the principal value of IPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if a Fund purchases IPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, a Fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Fund holds an IPS, a Fund may earn less on the security than on a conventional bond. The U.S. Treasury only began issuing Treasury inflation protected securities (“TIPS”) in 1997. As a result, the market for such securities may be less developed or liquid, and more volatile, than certain other securities markets. The use of derivatives by certain Funds to gain exposure to inflation-indexed debt securities subjects such Funds to this risk.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. A Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns.

Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable (also known as variable) interest rates. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.
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Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. Large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Leverage Risk: A Fund’s investment in forward commitments, futures contracts, options or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy gives rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund’s principal amount invested. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. There is no guarantee that a Fund will use leverage, or when it does, that a Fund’s leveraging strategy will be successful or produce a high return on an investment.

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Liquidity Risk: Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair a Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s net asset value. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests. If needed, each Fund (other than a fund of funds of the Trust) may draw upon a line of credit facility that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests by a Fund shareholder or purchase and sell investments for the Fund; however, these actions may increase expense to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization (also known as “medium capitalization”) companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid.

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Extension Risk — Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed or other asset-backed securities, making them more sensitive to changes in interest rates and making any Fund holding such securities more volatile. This is because when interest rates rise, the issuer of a security held by a Fund may make principal payments on that security on a delayed basis. Such delayed principal payments decrease the value of the security. In addition, as payments are received later than agreed upon, a Fund may miss or postpone the opportunity to reinvest in higher yielding investments.

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Interest Rate Risk — When interest rates rise, borrowers with variable interest rate loans may not be able to repay their loans at the higher interest rates. This could cause an increase in defaults and decrease the value of certain mortgage-related or other asset-backed securities.

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Subprime Risk — Mortgage-related securities may have exposure to subprime loans and subprime mortgages, which are loans or mortgages made to borrowers with lower credit ratings. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, holdings in non-investment grade (high yield/high risk) asset-backed securities, including mortgage pools with exposure to subprime loans or mortgages, have a greater risk of being or becoming less liquid than other debt securities, especially when the economy is not robust, during market downturns, or when credit is tight. Other asset-backed securities may also be subject to exposure resulting from loans to borrowers with lower credit ratings, who pose a higher level of default risk.

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Prepayment Risk — In addition, adjustable and fixed rate mortgage-related or other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages (or other debt obligations) sooner than expected. This can reduce a Fund’s returns because it may have to reinvest that money at the lower prevailing interest rates.

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Call Risk — Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. This call risk typically occurs when interest rates are declining.

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U.S. Government Securities Risk — Mortgage-backed securities may be issued by the U.S. government, which are subject to U.S. government securities risk.

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Issuer Risk — Mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. Timely payment of interest and principal of non-governmental issuers is supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer, and there can be no assurance that these private insurers can meet their obligations under the policies.

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Stripped Mortgage-Related Securities Risk — Stripped mortgage-related securities can be particularly sensitive to changes in interest rates. Stripped mortgage-related securities are made up of Interest Only (“IO”) and Principal Only (“PO”) components. IOs present a heightened risk of total loss of investment.

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Municipal Obligations Risk: The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

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Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. A fund that attempts to track the composition of an index for which it seeks corresponding investment results may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified, and as a result may become non-diversified under the 1940 Act. Being non-diversified increases the risk that a Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on that Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent a fund from being managed as though it were a diversified fund.

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Options Risk: The value of the Hedged Equity Portfolio’s positions in equity index options or options on S&P 500 ETFs will fluctuate in response to changes in the value of the underlying index or security. Writing index call options or options on S&P 500 ETFs can reduce equity securities risk, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses.

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Passive Management Risk: Regardless of performance, a passively managed (or index) fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which generally seeks to outperform an index. As a result, an index fund generally holds constituent securities of the index for which the Fund seeks corresponding investment results regardless of the current or projected performance of the applicable security, industry or market sector, which could cause the index fund’s return to be lower than if the fund were actively managed. The fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

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Quantitative Modeling Risk: In managing a Fund, a sub-adviser may employ quantitative models as an investment management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). Because predictive models are usually constructed based partially on data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied data. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon exposes the Fund to potential losses. For example, by relying on models and data, a sub-adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Models may also use artificial intelligence techniques, such as natural language processing and machine learning, which could be less transparent or interpretable and could produce unexpected results, which can result in losses.

Quantitative models used by a sub-adviser may not be successful in forecasting movements in industries, sectors or companies or in determining the weighting of investment positions that will enable a Fund to achieve its investment goal. If models incorrectly forecast future behavior, a Fund could incur losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. There is no guarantee that the sub-adviser’s use of quantitative models will result in effective investment decisions. Any modification of a model will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance that model modifications will enable a Fund to achieve its investment objective.

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Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose a Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact a Fund. Changing interest rates and credit quality requirements for borrowers and tenants may also affect the cash flow of REITs and REOCs and their ability to meet capital needs. REITs and REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the Fund could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REIT or REOC holds could reduce the cash flow needed to make distributions to investors. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

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Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than a Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by a Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

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Securities Lending Risk: Certain Funds, including Pacific Dynamix Underlying Funds and Portfolio Optimization Underlying Funds, participate in the Trust’s securities lending program, consistent with applicable regulatory requirements and lending limits, whereby Fund holdings may be loaned to approved brokers, dealers or qualified financial institutions and such borrowers are required to secure the loans continuously with collateral that meets certain guidelines and regulations. There is a risk that the price of the securities will increase while they are on loan and the collateral received for the loan will not adequately cover their value or additional collateral will not be received from a borrower (if the security is not timely returned). To the extent that a Fund’s collateral is invested (subject to reinvestment guidelines approved by the Trust), such investment may decline in value, default or not perform as expected, with the Fund bearing any resulting loss. There is also a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral or delay in recovery of the collateral should the borrower become insolvent or not meet its contractual obligations. The Trust’s securities lending program agent contractually agrees with the Trust to indemnify the Funds against a borrower’s failure to return the loaned securities due to a borrower’s default; such indemnification may not fully cover any loss experienced. In addition, if a Fund’s securities are sold while out on loan, there is a possibility that the sale transaction will not settle in the usual manner, causing additional expenses to that Fund. A Fund retains beneficial ownership and all economic benefits of the securities it has loaned, such as receipt of interest and dividends paid by the securities and any price appreciation but does not have proxy voting rights with respect to loaned securities. There is a risk that securities on loan (if determined to be recalled for voting purposes) will not be recalled in a timely manner to facilitate proxy voting.

ESG Underlying Funds and Balanced Allocation Underlying Funds that participate in their sponsors’ securities lending programs are subject to the same risks of lending their portfolio securities as Funds that participate in the Trust’s securities lending program, primarily that the loaned securities will not be returned or that their return will be delayed, the value of the collateral received for the loan is not enough to cover the value of the loaned securities and additional collateral is not received from the borrower, reduction in value of a reinvestment to the extent that the collateral is reinvested, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations.
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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.

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Small Number of Holdings Risk: Because performance may be dependent on a smaller number of holdings, a Fund may be more adversely impacted by price volatility than funds with a greater number of holdings.

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Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.
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Technology Companies Risk: Technology companies face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. By investing in these companies, the Technology Portfolio is exposed to these risks. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. By investing in these companies, a Fund is exposed to these risks. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Tracking Error Risk: Performance of a Fund may vary from the performance of its index due to imperfect correlation between a Fund’s investments and the index for which it seeks corresponding investment results as a result of cash flows, liquidity constraints, regulatory requirements, expenses and transaction costs, ongoing differences between the index composition and a Fund’s investments, changes to the index composition, and other factors.

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Underlying Fund Risk: Certain Funds in this Prospectus (each a “Portfolio Optimization Underlying Fund”) are available for investment by the Portfolio Optimization Portfolios, which are each a “fund of funds.” As a result, a significant percentage of a Portfolio Optimization Underlying Fund’s outstanding shares may be held by the Portfolio Optimization Portfolios, and a change in asset allocation by the Portfolio Optimization Portfolios could result in large redemptions out of the Portfolio Optimization Underlying Fund, causing potential increases in expenses to the Portfolio Optimization Underlying Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market. These companies may be subject to lower price volatility than companies considered to be “growth” companies. In value investing, the principal belief is that the market overreacts to good and bad news, resulting in stock price movements that do not correspond with a company’s long-term fundamentals. In that case, the result is an opportunity for value investors to profit by buying when the price is deflated. However, the intrinsic value of a company is subjective, meaning there is no empirically “correct” intrinsic value. A portfolio manager’s processes for determining value will vary. There is a risk that a portfolio manager’s determination that a stock is undervalued is not correct or is not recognized in the market.

Additional Information About Certain Ancillary Risks
The following provides information about certain ancillary risks of each Fund. While the likelihood of these risks adversely affecting the Fund’s net asset value, yield and/or total return under normal circumstances is lower than the Fund’s principal risks, they could nevertheless negatively impact Fund performance should the situations described below materialize. The Capital Appreciation, Dividend Growth, Emerging Markets, Growth, [Hedged Equity, Intermediate Bond, Large-Cap Core,] Mid-Cap Growth, Small-Cap Growth, Value, [Value Advantage] and International Large-Cap Portfolios are subject to an additional ancillary risk called ESG Factor Risk.
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Active and Frequent Trading Risk: All Funds may engage in active and frequent trading which could result in higher trading costs and reduce performance. In addition, asset allocation changes may result in the purchase and sale of Fund securities, which can increase portfolio turnover and trading costs, potentially reducing a Fund’s performance.

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Cybersecurity Risk: The Funds’ and/or their service providers’ use of the internet, technology and information systems may expose the Funds to risks associated with attack, damage or unauthorized access. Such risks may include the theft, loss, ransom, misuse, improper release, corruption and/or destruction of, manipulation of, or unauthorized access to, confidential or restricted data relating to the Funds or variable product owners, and the compromise, delay or failure of systems, networks, devices and applications relating to Fund operations, such as systems used to enter trades for the Funds’ investments, accounting and valuation systems, or compliance testing systems used to monitor the Funds’ investments. These events could result in losses to the Funds and variable product owners and disrupt the Funds’ day-to-day operations and the portfolio management of the Funds, as well as damage the conduct of business among the Funds, variable product owners, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, particularly because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact.

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ESG Factor Risk: A sub-adviser’s determination of what constitutes an ESG factor for the Capital Appreciation, Dividend Growth, Emerging Markets, Growth, [Hedged Equity, Intermediate Bond, Large-Cap Core,] Mid-Cap Growth, Small-Cap Growth, Value, [Value Advantage] and International Large-Cap Portfolios and its process to evaluate such factor may differ from other investment advisers. Further, application of the sub-adviser’s ESG factors are at the sole discretion of the sub-adviser, and the sub-adviser’s determination of whether these factors pose a material financial risk to an investment may differ from the determinations that would be made by another investment adviser. There can be no assurance that the ESG factors considered by the sub-adviser or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. In addition, regulations and industry practices related to ESG are evolving rapidly, and the sub-adviser’s practices may change if required to comply with such regulations or adopt such practices.

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Investment Style Risk: Each Fund has its own investment style or overall investment strategy (e.g., large-capitalization growth investment style). A Fund’s investment style may shift in and out of favor for reasons including market conditions and investor sentiment.

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Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as management, performance, financial leverage, changes in markets in which the issuer offers goods or services, and reduced demand for the issuer’s goods or services.

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Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities for actively managed funds, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing a Fund to alter its existing strategies or potentially, to liquidate and close.

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Natural Disasters Risk: Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

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Price Volatility Risk: The values of all of a Fund’s investments have the potential to be volatile. Price volatility of an investment refers to the variation of changes in that investment’s value over time. Thus, an investment with higher price volatility is likelier to have greater price swings over shorter time periods than an investment with lower price volatility and a Fund that invests in more volatile investments may see its price also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

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Redemption Risk: A Fund could experience a loss when selling securities, including securities of other investment companies, to meet redemption requests by shareholders if the redemption requests are unusually large or numerous, occur in times of market turmoil or declining prices for the securities sold, or when the securities to be sold are illiquid. Such redemptions may also increase expenses to the Fund and cause the sale of securities in a short timeframe, both of which could negatively impact performance.

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Sector Risk: A Fund may be invested more heavily from time to time (e.g., over 25% of its assets) in a particular sector (which is more broadly defined than an industry classification). If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on a Fund’s sector holdings, please refer to its annual or semi-annual Financial Statements Disclosure Document, which can be obtained as described in the Where to Go For More Information section of this Prospectus.

ADDITIONAL INFORMATION ABOUT FEES AND EXPENSES
The following provides additional information about the “Fees and Expenses of the Fund” in the Fund Summaries section of this Prospectus.
Operating expenses incurred by each Fund are borne by shareholders through their investment in such Fund. Your actual cost of investing in a Fund may be higher than the total expenses shown in the “Fees and Expenses of the Fund” section for a variety of reasons, for example, if average net assets decrease. In addition, certain expenses, such as brokerage costs, are not required to be disclosed in fee table and expense examples.
The Acquired Fund Fees and Expenses line item in a Fund’s Annual Fund Operating Expenses table reflects a Fund’s pro-rata share of fees and expenses incurred indirectly as a result of its ownership in other investment companies (registered and unregistered) for the relevant fiscal period shown in the table. These investment companies may include other mutual funds, exchange-traded funds, certain business development companies and closed-end funds. Acquired Fund Fees and Expenses are not included in a Fund’s financial statements, which more accurately reflect a Fund’s direct operating expenses.
For Funds with a management fee waiver agreement in place as described in the Fund’s Annual Fund Operating Expenses table, there is no guarantee that PLFA will continue such waiver after the expiration date of the fee waiver agreement referenced therein.
To the extent that a significant percentage of the outstanding shares of a Pacific Dynamix Underlying Fund or a Portfolio Optimization Underlying Fund is held by a fund of funds of the Trust, such Pacific Dynamix Underlying Fund or Portfolio Optimization Underlying Fund is subject to the potential for significant redemptions at the discretion of PLFA. While PLFA would take steps to mitigate the adverse impact on a Pacific Dynamix Underlying Fund or a Portfolio Optimization Underlying Fund from such redemptions, the redemptions could result in an increase in such Pacific Dynamix Underlying Fund or Portfolio Optimization Underlying Fund’s expense ratio or transaction costs.
Other Expenses
Certain Funds may disclose “interest expense” or “dividend and interest expense” as part of the Other Expenses line item in the Fund’s Annual Fund Operating Expenses table. Interest expense results from a Fund’s use of investments that are considered to be a form of borrowing or financing for the Fund, such as sale-buyback financing transactions or short sales. Dividend expense results from a Fund’s use of investments such as short sales, a transaction on which a Fund must pay any dividends on the security borrowed until the Fund replaces the borrowed security. The level of interest expense or dividend expense incurred by a Fund will vary based on the Fund’s use of these investments as an investment strategy in seeking to achieve the Fund’s investment goal. Interest expense and dividend expense are required to be reflected as Fund expenses for purposes of the expense table, although they are costs of the investment strategy and not contractual charges or fees. Without including interest expense, the annual fund operating expenses for the fiscal year ended December 31, 2025 after expense reductions for the Inflation Managed Portfolio would have been [__]% for Class I shares and [__]% for Class P shares and Total Return Portfolio would have been [__]% for Class I shares and [__]% for Class P shares. For more information on these annual fund operating expenses, see the Financial Highlights table for these Funds and related footnotes, which are included in this Prospectus from the Trust’s annual report for the fiscal year ended December 31, 2025.
The Other Expenses line item in each Fund’s Annual Fund Operating Expenses table includes administration services fees. The Funds receive certain administration services from PLFA and Pacific Life pursuant to an Administrative Agreement entered into between the Trust, PLFA and Pacific Life. Please see the SAI for additional information on the services provided and the fees paid under the Administrative Agreement.
Operating Expense Reimbursements
For all Funds (except the Pacific Dynamix Portfolios and the Portfolio Optimization Portfolios [and the ESG Portfolios]): To help limit expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2027. To the extent these operating expenses exceed 0.10% for a Fund, thus triggering the reimbursement provisions in the expense limitation agreement for that Fund as described above, the effect of the expense reimbursement would be shown in the Annual Fund Operating Expenses table for that Fund. Funds where these operating expenses do not exceed 0.10% do not show the effect of an expense reimbursement in their Annual Fund Operating Expenses tables. These operating expenses include but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax and certain legal services; preparation, printing, filing, and distributing to existing shareholders prospectuses, tailored shareholder reports and other regulatory documents, as applicable; independent trustees’ fees and expenses; and administrative services. These operating expenses do not include: management fees; distribution and/or service fees, if any; dividends on securities sold short; acquired fund fees and expenses; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the Fund’s Independent Trustees.
There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense limitation agreement. In addition, for any expense reimbursements made, PLFA may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement, or (ii) the expense cap in effect at the time of the recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Funds, but not above the expense cap.
Pacific Dynamix Portfolios: To help limit expenses, PLFA has contractually agreed to reimburse each Pacific Dynamix Portfolio as described in each Fund’s Annual Fund Operating Expenses table. There is no guarantee that PLFA will continue to cap expenses for each Pacific Dynamix Portfolio upon the expiration of the current expense limitation agreement. In addition, any expense reimbursements made by PLFA are subject to recoupment by PLFA as described in the Annual Fund Operating Expenses table. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Pacific Dynamix Portfolios, but not above the expense cap.
ADDITIONAL INFORMATION ABOUT FUND PERFORMANCE
The following provides additional explanations regarding information presented in the Performance subsections of the Fund Summaries section.
The performance information presented in the bar charts and the average annual total return tables includes reinvestment of dividends and distributions.
Fund Name Changes
Large-Cap Core Portfolio: Effective May 1, 2022, the Fund changed its name from “Main Street Core Portfolio” and some of its investment policies changed at that time.
Mid-Cap Plus Bond Alpha Portfolio: Effective November 1, 2024, the Fund changed its name from “Mid-Cap Equity Portfolio” and some of its investment policies changed at that time.
PSF Avantis Balanced Allocation Portfolio: Effective November 1, 2022, the Fund changed its name from “PSF DFA Balanced Allocation Portfolio” and some of its investment policies changed at that time. Effective May 1, 2025, Class D shares were redesignated to Class I shares.
Small-Cap Growth Portfolio: Effective May 1, 2020, the Fund changed its name from “Developing Growth Portfolio” and some of its investment policies changed at that time.
Total Return Portfolio: Effective May 1, 2025, the Fund changed its name from “Managed Bond Portfolio.”
Value Portfolio: Effective November 2, 2020, the Fund changed its name from “Comstock Portfolio” and some of its investment policies changed at that time.
Index Definitions
The following provides definitions of the indices presented in the Fund Summaries section of the Prospectus. The indices have inherent performance advantages over the Funds because they hold no cash and incur no expenses. An investor cannot invest directly in an index. The performance of an index does not reflect the deduction of expenses associated with the Fund, such as management fees.
Bloomberg US 1-3 Year Government/Credit Bond Index measures the performance of a subset of the Bloomberg US Aggregate Bond Index and includes investment grade U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities with maturities of one to three years. Results include the reinvestment of all distributions.
Bloomberg US Aggregate Bond Index measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, which includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Results include the reinvestment of all distributions.

Bloomberg US Corporate High-Yield Bond Index measures the performance of the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country risk, based on the index provider’s definition of an emerging market country, are excluded. Results include the reinvestment of all distributions.
Bloomberg US High-Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the Bloomberg US Corporate High-Yield Bond Index that covers the U.S. dollar-denominated, high yield, fixed-rate corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a pro-rata basis. Results include the reinvestment of all distributions.
Bloomberg US Treasury Inflation Protected Securities (“TIPS”) Index is an index of all outstanding treasury inflation protected securities issued by the U.S. government. Results include the reinvestment of all distributions.
ESG Diversified Composite Benchmark: The composite benchmark for this Fund is a combination of broad-based market indices that represent the Fund’s broad asset class allocations to debt, domestic equity, and international equity. The composition of the composite benchmark is 45% S&P 500; 40% Bloomberg US Aggregate Bond; and 15% MSCI ACWI ex USA Indices. Results include the reinvestment of all distributions.
ESG Diversified Growth Composite Benchmark: The composite benchmark for this Fund is a combination of broad-based market indices that represent the Fund’s broad asset class allocations to debt, domestic equity, and international equity. The composition of the composite benchmark is 60% S&P 500; 20% Bloomberg US Aggregate Bond; and 20% MSCI ACWI ex USA Indices. Results include the reinvestment of all distributions.
ICE BofA U.S. 3-Month Treasury Bill (“T-Bill”) Index is an index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Results include the reinvestment of all distributions.
J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified Index tracks liquid, U.S. dollar-denominated emerging market fixed- and floating-rate debt instruments issued by corporates. Results include the reinvestment of all distributions.
J.P. Morgan Emerging Markets Blended — Equal Weighted Index is a blended index comprised of 1/3 each of the following indices: J.P. Morgan Government Bond Index — Emerging Markets Global Diversified Index, J.P. Morgan Emerging Markets Bond Index Global Diversified Index, and J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified Index. The J.P. Morgan Emerging Markets Blended — Equal Weighted Index is designed to blend U.S. dollar and local currency-denominated sovereign, quasi-sovereign and corporate bonds in equal proportion. Results include the reinvestment of all distributions.
J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns of U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. This diversified index limits the exposure of some of the larger countries. Results include the reinvestment of all distributions.
J.P. Morgan Government Bond Index — Emerging Markets Global Diversified tracks total returns of emerging markets local currency-denominated fixed income instruments. The instruments of the index are regularly traded, fixed-rate local sovereign bonds to which international investors can gain exposure. Country weights are based on a trade-weighted allocation, with a maximum weight of 10% per country. Results include the reinvestment of all distributions.
[Morningstar LSTA US Leveraged Loan Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. Results include the reinvestment of all distributions.]
MSCI All Country World Index (“ACWI”) ex USA Index is a market capitalization-weighted index designed to measure the investable equity market performance for global investors of large- and mid-cap stocks in developed and emerging markets, excluding the United States. Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI ACWI ex USA Small Cap Index is a market capitalization-weighted index designed to measure the investable equity market performance for global investors of small cap stocks in developed and emerging markets, excluding the United States. Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI Europe, Australasia and Far East (“EAFE”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. [As of December 31, 2025, the MSCI EAFE Index consisted of securities from the following developed market countries: Australia, Austria, Belgium, Denmark,

Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI EAFE Small Cap Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the United States and Canada. [As of December 31, 2025, this index consisted of securities from the following developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of large- and mid-capitalization securities in emerging markets. [As of December 31, 2025, the MSCI Emerging Markets Index consisted of equity securities from the following emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.] Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI US Investable Market Indexes (“IMI”) Information Technology 25/50 Index is designed to capture the large-, mid- and small-capitalization segments of the U.S. equity universe. All securities in the index are classified as being in the Information Technology (formerly named Technology) sector according to the Global Industry Classification Standard (GICS®). The index also applies certain investment limits to help ensure diversification-limits that are imposed on regulated investment companies under the current U.S. Internal Revenue Code. “25/50” means that the weight of any single issuer cannot exceed 25% of the index weight and that all issuers with weight above 5% cannot exceed 50% of the index weight. Results include the reinvestment of all distributions.
MSCI US Real Estate Investment Trust (“REIT”) Index is a free float-adjusted market capitalization index that is comprised of equity REITs and represents approximately 99% of the U.S. REIT universe and securities that are classified in the Equity REITs Industry (under the Real Estate sector) according to the Global Industry Classification Standard (GICS®). Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large and mid-capitalization securities in developed markets, excluding the United States. Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
Nasdaq-100 Index is a large-cap growth equity index designed to track the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market® based upon market capitalization. Results include only capital appreciation and do not include the reinvestment of all distributions.
Nasdaq-100 Total Return Index is the Nasdaq-100 Index but with total return results, which includes the reinvestment of all distributions.
Nasdaq US Broad Dividend Achievers® Index is comprised of U.S. accepted equity securities with at least ten consecutive years of increasing annual regular dividend payments. Results include the reinvestment of all distributions.
Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher growth earning potential as defined by the index provider. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Results include the reinvestment of all distributions.
Russell 1000 Index measures the performance of the large-capitalization segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000 Index represents approximately 92% of the investable U.S. equity market. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-capitalization segment and is completely reconstituted annually to ensure new and growing equities are reflected. Results include the reinvestment of all distributions.
Russell 1000 Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes those Russell 1000 Index companies that are considered more value oriented relative to the overall market as defined by the index provider. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Results include the reinvestment of all distributions.

Russell 2000 Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher growth earning potential as defined by the index provider. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. Results include the reinvestment of all distributions.
Russell 2000 Index measures the performance of the small-capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-capitalization barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-capitalization opportunity set. Results include the reinvestment of all distributions.
Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 Index companies that are considered more value oriented relative to the overall market as defined by the index provider. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-capitalization value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-capitalization opportunity set and that the represented companies continue to reflect value characteristics. Results include the reinvestment of all distributions.
Russell 3000 Health Care Index measures the performance of companies involved in medical services or health care in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization. Results include the reinvestment of all distributions.
Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. Results include the reinvestment of all distributions.
Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies that are considered more value oriented relative to the overall market as defined by the index provider. The Russell 3000 Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Results include the reinvestment of all distributions.
Russell Midcap Growth Index measures the performance of the mid-capitalization growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher growth earning potential as defined by the index provider. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. Results include the reinvestment of all distributions
Russell Midcap Index measures the performance of the mid-capitalization segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of companies in the Russell 1000 Index. The Russell Midcap Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. Results include the reinvestment of all distributions.
Russell Midcap Value Index measures the performance of the mid-capitalization value segment of the U.S. equity universe. It includes those Russell Midcap Index companies that are considered more value oriented relative to the overall market as defined by the index provider. The Russell Midcap Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. Results include the reinvestment of all distributions.
S&P 500 Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Results include the reinvestment of all distributions.
S&P UBS Leveraged Loan Index: (formerly named Credit Suisse Leveraged Loan Index) tracks the investable market of the U.S. dollar-denominated leveraged loan market. It consists of issues rated “5B” or lower, meaning that the highest rated issues included in this index are Moody’s/S&P ratings of Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenure of at least one year and are made by issuers domiciled in developed countries. Results include the reinvestment of all distributions.

PSF Avantis Balanced Allocation Composite Benchmark: The composite benchmark for this Fund is a combination of broad-based market indices that represent the Fund’s broad asset class allocations to debt, domestic equity, and international equity. The composition of the composite benchmark is 45% S&P 500, 40% Bloomberg US Aggregate Bond and 15% MSCI EAFE Indices. Results include the reinvestment of all distributions.
Pacific Dynamix Composite Benchmarks: The composite benchmark for each of the Pacific Dynamix Portfolios shows the performance of a combination of broad-based market indices that represent a Fund’s broad asset class allocations to debt, domestic equity, and international equity. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions.
Pacific Dynamix — Conservative Growth Composite Benchmark is 60% Bloomberg US Aggregate Bond, 30% S&P 500, and 10% MSCI World ex USA Indices.
Pacific Dynamix — Moderate Growth Composite Benchmark is 45% S&P 500, 40% Bloomberg US Aggregate Bond, and 15% MSCI World ex USA Indices.
Pacific Dynamix — Growth Composite Benchmark is 55% S&P 500, 25% MSCI World ex USA, and 20% Bloomberg US Aggregate Bond Indices.
Pacific Dynamix — Aggressive Growth Composite Benchmark is 65% S&P 500, 25% MSCI World ex USA, and 10% Bloomberg US Aggregate Bond Indices.
Portfolio Optimization Composite Benchmarks: The composite benchmark for each of the Portfolio Optimization Portfolios shows the performance of a combination of broad-based market indices that represent a Fund’s asset class allocations to debt, domestic equity, international equity and/or cash. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions.
Portfolio Optimization Conservative Composite Benchmark is 65% Bloomberg US Aggregate Bond, 15% S&P 500, 15% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
Portfolio Optimization Moderate-Conservative Composite Benchmark is 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices.
Portfolio Optimization Moderate Composite Benchmark is 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices.
Portfolio Optimization Growth Composite Benchmark is 55% S&P 500, 20% MSCI EAFE, 17% Bloomberg US Aggregate Bond, and 8% ICE BofA U.S. 3-Month T-Bill Indices.
Portfolio Optimization Aggressive-Growth Composite Benchmark is 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices.
The Composite Benchmarks are blended returns calculated by the Trust using data values licensed from MSCI Inc. and others. The SAI contains additional information on the limited relationship between MSCI Inc. and the Trust.
Russell® and the Russell indices are trademarks of Frank Russell Company (“Russell”), a company of the London Stock Exchange Group plc, and have been licensed for use by the Trust. The SAI contains additional information on the limited relationship between Russell and the Trust.
The MSCI indices listed above are registered service marks of MSCI Inc. and have been licensed for use for certain purposes by the Trust and its affiliates. MSCI Inc. does not sponsor, endorse, sell, promote or is in any way affiliated with the Trust. The SAI contains a more detailed description of the limited relationship between MSCI Inc. and the Trust.
The Morningstar index listed above is the exclusive property of Morningstar, Inc. and has been licensed for use for certain purposes by the Trust and its affiliates. The SAI contains a more detailed description of the limited relationship between Morningstar, Inc. and the Trust.
Nasdaq®, Nasdaq-100 Index®, Nasdaq-100® and QQQ® are registered trademarks of Nasdaq, Inc. (which with its affiliates are referred to as the “Corporations”) and are licensed for use by the Trust. The QQQ® Plus Bond Alpha Portfolio (the “Product”) has not been passed on by the Corporations as to its legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITYWITH RESPECT TO THE PRODUCT. The SAI contains additional information on the limited relationship between the Corporations and the Trust.
All other third-party trademarks and service marks belong to their respective owners.

OTHER FUND INFORMATION
Fund and Share Class Availability
The share classes of each Fund in this Prospectus are offered at NAV and are available as an underlying investment option for certain eligible variable products issued or administered by Pacific Life and PL&A. These life insurance companies will own the shares of the applicable Funds. You do not buy, sell or exchange shares of the Funds — you choose investment options through your variable annuity contract or variable life insurance policy. The life insurance companies then invest in the share class(es) of the Fund(s) according to the available investment options you’ve chosen. Certain Funds may not be available as an investment option for your variable product, and not all share classes may be available for your variable product. For available investment options and share classes, consult a variable product prospectus or offering memorandum, or the separate account annual report.
In addition to being available as an underlying investment option for eligible variable products, Class P shares of the Portfolio Optimization Underlying Funds are available for investment by the Portfolio Optimization Portfolios. In addition, all share classes of the Funds are available for investment by the Investment Adviser and certain of its affiliates.
It is possible that due to the differences in tax treatment or other considerations, the interests of various contract/policy owners participating in the Fund might at some time be in conflict. The Trust’s Board will monitor for any material conflicts and determine what action, if any, should be taken.
Prevention of Disruptive Trading
The Funds are intended for long-term investment through variable products; not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not choose the Funds as investment options under their variable contracts/variable policies. The Trust relies on any insurance company that participates in the Trust (including Pacific Life and PL&A) to enforce the Trust’s limitations on transfers by passing through the limitations and applying them to the insurer’s variable annuity contract owners and variable life insurance policy holders as if they were investing directly in the Funds of the Trust.
Frequent, short-term trading can disrupt the management of the Trust and its Funds and can raise expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining contract owners. This in turn can have an adverse effect on the Funds’ performance. While these issues can occur in connection with any of the Funds, Funds holding securities that are subject to market pricing inefficiencies could be more susceptible to abuse. For example, holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing the Funds. The Trust has retained a pricing service to assist in the valuation of certain foreign securities, which may reduce the ability of shareholders to engage in such arbitrage, although there is no assurance that this measure will be effective in reducing arbitrage opportunities.
The Trust’s Board adopted a policy with respect to limitations on transfers for all Funds of the Trust. The limitations specified below apply to all variable annuity contract owners and variable life insurance policy holders (“Investors”), whether natural persons, partnerships, corporations, limited liability companies, trusts or any other type of entity, but do not apply directly to the insurance company in its capacity as record shareholder:
1.
An Investor may not make more than 25 (twenty-five) transfers per calendar year.

2.
Once the 25 transfer limit is reached, one “safe harbor” transfer is permitted out of the Trust (to the extent permitted under the terms of the applicable variable product).

3.
For purposes of the limits specified in 1 and 2 above, multiple transfers among the Funds of the Trust on the same day count as one transfer.

4.
Transfers to or from a Fund cannot be made before the seventh calendar day following the last transfer to or from the same Fund. If the seventh calendar day is not a business day, then a transfer may not occur until the next business day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the International Growth Portfolio on a Monday that is a business day, you may not make any transfers to or from that Fund before the following Monday.

5.
Insurance companies that participate in the Trust may exclude certain transactions from the above limitations, including but not limited to: Fund rebalancing, approved asset allocation service transactions, approved corporate owned life insurance policy rebalancing programs, dollar cost averaging, earnings sweep, loan payments and repayments, and such other transactions as the participating insurance companies determine are appropriate and disclose such exclusions in their product prospectuses and/or offering documents. Variable annuity contracts and variable life insurance policies may have other restrictions on buying and selling shares. See applicable prospectus and contract terms for details.

6.
Purchases and sales by any Fund that seeks to achieve its investment goal by primarily investing in other funds (a “fund of funds”) are exempt from all of the above limitations.

The trading activity of Investors is generally not identified to the Trust; and therefore, the ability of a Fund to monitor exchanges made by Investors is limited. The Trust relies principally on Pacific Life or PL&A as the issuers or administrator of the variable products to monitor frequent, short-term trading within a Fund by Investors. However, the Trust may request information from the insurance companies regarding an Investor’s transfer activity to oversee the monitoring of such short-term trading activity.
Pacific Life and PL&A attempt to discourage frequent trading by imposing transaction limitations on variable product owners and by monitoring certain large transaction activity through the variable products. Variable annuity contracts and variable life insurance policies may have other restrictions on buying and selling shares. Please see the product prospectus or offering memorandum of the relevant variable products for more information about these policies. There is no guarantee that Pacific Life and PL&A will be able to identify all individual Investors who may be making frequent, short-term, or other disruptive or dilutive trades or to curtail their trading activity.
How Share Prices Are Calculated
Valuation Policy
The Trust’s Board has adopted a policy (“Valuation Policy”) for determining the value of the investments of each Fund each business day. Under the Valuation Policy and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee” for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.
Determination of Net Asset Value (“NAV”)
Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of a NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.
The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.
Investment Valuation
The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC.
•
Domestic Equity Investments. For Domestic Equity Investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange and do not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments with no official closing or last reported sales price are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
•
Foreign Equity Investments. For Foreign Equity Investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the VOC to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

•
Over-the-Counter (“OTC”) Investments. OTC Investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.

•
Domestic and Foreign Debt Investments. Debt Investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

•
Investment Companies. Fund investments in other investment companies are valued at their respective published NAVs.

•
Exchange Traded Futures Contracts, Options and Swap Agreements. Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported, are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

•
Portfolio Optimization Portfolios and Pacific Dynamix Portfolios. The investments of each Portfolio Optimization Portfolio and each Pacific Dynamix Portfolio consist of Class P shares of the respective Portfolio Optimization Underlying Funds or Pacific Dynamix Underlying Funds that they hold. Class P shares of the Portfolio Optimization Underlying Funds and Pacific Dynamix Underlying Funds are valued at their respective NAVs.

?
•
[ESG Portfolios and] PSF Avantis Balanced Allocation Portfolio. The investments of the [ESG Portfolios and the] PSF Avantis Balanced Allocation Portfolio consist of shares of the respective [ESG Underlying Funds and] Balanced Allocation Underlying Funds that they hold. Shares of the [ESG Underlying Funds and] Balanced Allocation Underlying Funds are valued at their respective NAVs. The PSF Avantis Balanced Allocation Portfolio also holds exchange-traded funds, which are valued like Domestic Equity Investments as described above.

Investment Values Determined by Methodologies Approved by the Valuation Oversight Committee
The Trust’s Valuation Policy also includes methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with VOC approved formulas and methodologies (“PLFA Pre-Approved Fair Valuation Methodologies”). Under the Valuation Policy, these PLFA Pre-Approved Fair Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, benchmark, proxy and matrix pricing. In the event pricing data from approved sources or PLFA Pre-Approved Fair Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Policy. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
Processing Orders for Fund Shares
The Funds process orders every day the NYSE is open, including days when foreign markets and/or bond markets are closed. Each Fund’s shares are purchased, sold or exchanged at the Fund’s NAV next calculated after a request to buy, sell or exchange shares is received by Pacific Life or PL&A in proper form. Thus, orders received prior to the NYSE close receive that day’s NAV; orders received after the NYSE close receive the following business day’s NAV. This order acceptance cut-off also applies when the NYSE has a scheduled or unscheduled early close. The insurance companies pay for shares they purchase in cash. Similarly, when shares are sold or exchanged, the Trust generally pays the insurance companies for the shares in cash.
Dividends and Distributions
Currently each of the Funds in the Trust is treated as a partnership (each a “Partnership Fund” and together the “Partnership Funds”) for federal income tax purposes only. The Partnership Funds are not required to distribute taxable income and capital gains for federal income tax purposes. Each of the partners (Pacific Life and PL&A through their respective separate accounts) is required to report its respective share of income, gains, losses, deductions and credits of each Partnership Fund. Under the Trust’s dividend and distributions policy, no dividend and capital gains distributions will be made by any Funds.
Distribution and Service Arrangements
Revenue Sharing Payments
As noted previously, the Trust serves as an investment vehicle for variable annuity and variable life insurance products issued or administered by Pacific Life and PL&A. While there is no sales load on shares of the Trust (to the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations), Pacific Life or its affiliates, on behalf of PSD, principal underwriter and distributor of Pacific Life’s variable insurance products, pays substantial cash and non-cash compensation to broker-dealers that solicit applications for variable annuity contracts or variable life insurance policies issued by Pacific Life and PL&A. Some of the arrangements between PSD and the broker-dealers may be referred to as “revenue sharing” arrangements. These revenue sharing arrangements are paid out of the assets of Pacific Life or its affiliates on behalf of PSD and are not paid directly by the Funds.
In consideration for revenue sharing, a broker-dealer firm may be encouraged to render services to variable annuity contract and variable life insurance policy owners and may feature certain products in its sales system or give preferential access to members of its sales force or management to the detriment of other products or investment options. Refer to the product prospectus or the offering memorandum for a description of the incentives for broker-dealers, including those arising from revenue sharing arrangements with respect to the variable annuity contracts and variable life insurance policies and a further discussion of the conflicts of interest that may be created by this compensation.
In addition, PSD may pay all or a portion of the servicing fees it receives from the Funds under the Service Plan (described below) to broker-dealers. Not all broker-dealer firms receive additional compensation, and the amount of compensation varies and revenue sharing arrangements may vary. These payments could be significant to a firm. PSD has informed the Trust that it hopes that its affiliates will benefit from compensation arrangements to broker-dealers including revenue sharing arrangements, and it hopes such arrangements will increase the Trust’s net assets. If this is the case, this could benefit the Trust and its Funds, but would also result in additional management and other fees for PLFA (the investment adviser) and its affiliates.
Service Plans
The Trust has adopted a service plan (“Service Plan”) pursuant to which Class I shares of each applicable Fund pay a service fee at an annual rate of 0.20% of the average daily net assets attributed to Class I shares of the Fund. The service fees are paid to PSD, the Trust’s distributor, in connection with services rendered or procured for shareholders of the Trust or their variable product owners. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Funds; answering questions regarding the Trust, the Funds, its Managers and/or other service providers; responding to inquiries regarding this Prospectus and the SAI, and supplements thereto, reports, notices, proxies and proxy statements and other information regarding the Trust; payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations which assist in providing any of the services; and other services. The amounts paid under the Service Plan are intended to be treated as service fees under the applicable rule of FINRA regarding asset-based sales charges for investment companies. The Service Plan is not adopted as a distribution or “12b-1 plan” under Rule 12b-1 under the 1940 Act.
The Service Plan may be terminated at any time by vote of the majority of the Board of Trustees. Because service fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment over time. See the SAI for additional details.
Trust Organization
The Trust is organized as a Delaware statutory trust. Its business and affairs are managed by its Board. The Trust is comprised of multiple Funds, some of which are offered in this Prospectus and others of which are offered in separate prospectuses. The Trust may discontinue offering shares of any Fund at any time or may offer shares of a new Fund.
Tax Matters
The Trust currently intends that each Fund will be treated as a partnership for federal income tax purposes. A Fund that elects to be treated as a partnership is not subject to income tax; and any income, gains, losses, deductions and credits of the Fund would instead be taken into account by its partners which would include the insurance companies whose separate accounts invest in the Fund, and retain the same character for federal income tax purposes.
Each Fund also intends to comply with the requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, including diversification regulations and investor control provisions that apply to mutual funds underlying variable products.
You’ll find more information about taxation in the SAI. Since the sole shareholders of the Funds will be the separate accounts of Pacific Life and PL&A, and as applicable certain funds of funds of the Trust, no discussion is included here concerning the federal income tax consequences at the shareholder level. Owners of variable life insurance policies or variable annuity contracts investing in the Funds through a separate account should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Trust shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. For information about the federal income tax consequences to purchasers of variable products, see the applicable prospectus or offering memorandum.

ABOUT MANAGEMENT
This section provides information about Pacific Life Fund Advisors LLC, the investment adviser to the Trust, and the sub-advisers that manage the Funds offered in this Prospectus. Pacific Life Fund Advisors LLC and the sub-advisers are each a “Manager” and together the “Managers.”
PLFA
Pacific Life Fund Advisors LLC (“PLFA”), a Delaware limited liability company and wholly-owned subsidiary of Pacific Life, is located at 700 Newport Center Drive, Newport Beach, CA 92660. Established in 2007, PLFA is an experienced investment management organization that manages multi-asset class investment strategies.
In its role as investment adviser, PLFA, subject to the review of the Trust’s Board, also supervises the management of the Funds. PLFA directly manages [the ESG Portfolios,] the PSF Avantis Balanced Allocation Portfolio, the Pacific Dynamix Portfolios and the Portfolio Optimization Portfolios and a portion of the Bond Plus Portfolio, International Equity Plus Bond Alpha Portfolio, Large-Cap Plus Bond Alpha Portfolio, Mid-Cap Plus Bond Alpha Portfolio, QQQ Plus Bond Alpha Portfolio and Small-Cap Plus Bond Alpha Portfolio (together, the “PBA Funds”) (together, the “Directly Managed Funds”). To manage the investments of the other Funds, including the portion of the PBA Funds not directly managed by PLFA, PLFA has retained other management firms as sub-advisers, many of which have a worldwide market presence and extensive research capabilities. PLFA has the ultimate responsibility, subject to the review of the Trust’s Board, to oversee and monitor the performance of these sub-advisers and recommends their hiring, termination and replacement.
PLFA also oversees and monitors the nature and quality of the services provided by the sub-advisers, including investment performance and execution of investment strategies. PLFA conducts due diligence on sub-advisers to evaluate their investment processes, adherence to investment styles, strategies and techniques, and other factors that may be relevant to the services provided to the Funds. For all Funds, PLFA also performs compliance monitoring services to help maintain compliance with applicable laws and regulations. PLFA also provides services related to, among others, the valuation of Fund securities, risk management, and oversight of trade execution and brokerage services.
SEC Exemptive Orders
Under an exemptive order from the SEC, PLFA and the Trust can enter into and materially amend agreements with sub-advisers (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the conditions specified by the order (the “Manager of Managers Order”). The Funds (other than the Directly Managed Funds) operate under a manager of managers structure in reliance on this order. To manage the investments of these Funds, PLFA has retained other management firms as sub-advisers. PLFA has the ultimate responsibility, subject to the review of the Trust’s Board, to oversee and monitor the performance of these sub-advisers and recommends their hiring, termination and replacement. Prior to, or within 90 days of the effective date of any new sub-advisory agreement, shareholders of the affected Fund will be sent an “information statement” about the sub-adviser. In 2016, the Trust’s shareholders approved PLFA and the Trust to apply for an expanded order from the SEC to (i) permit changing and materially amending sub-advisory agreements with affiliated sub-advisers (in addition to unaffiliated sub-advisers) without shareholder approval, (ii) provide access to an information statement on the Trust’s web site rather than mailing it to shareholders, (iii) permit flexibility regarding the method of providing notice of an information statement, and (iv) amend the content of the information included in an information statement. This approval allows PLFA and the Trust to seek expanded relief on any or all of these items in the future.
Under a separate exemptive order from the SEC, the Board of Trustees can approve new sub-advisory agreements and material amendments to existing sub-advisory agreements for the Trust without convening in person, in accordance with all of the terms of the existing Manager of Managers Order by any means of communication that allows participating Board members to hear each other simultaneously during the meeting (i.e., by telephonic conference call, by video conference, etc.) rather than holding an in-person meeting.
Management Fee
Each Fund pays PLFA a management fee for the services it provides as investment adviser. PLFA also uses part of the management fee to pay for the services of the sub-advisers. For the most recent fiscal year ended December 31, 2025, PLFA was paid management fees (net of any waivers) for each of the Funds as a percentage of average daily net assets as set out in the table below. Each Fund also pays its pro-rata share of the costs of its operations including, among others, the costs of custody, audit and legal, as well as for other support services provided through a support services agreement. A discussion regarding the basis for the Board’s approval of the investment advisory agreement and sub-advisory agreements for the Funds in this Prospectus, as applicable, is available in the Trust’s semi-annual Financial Statements Disclosure Document dated June 30, 2025 and annual Financial Statements Disclosure Document for the fiscal year ended December 31, 2025 and will be available in the semi-annual Financial Statements Disclosure Document for the six-month reporting period ending June 30, 2026.
Fund	Management Fee Paid for Fiscal Year Ended 12/31/25
Bond Plus Portfolio	0.40%
Capital Appreciation Portfolio	0.80%
Core Income Portfolio	0.50%
Diversified Bond Portfolio	0.40%
Dividend Growth Portfolio	0.64%
Emerging Markets Debt Portfolio	0.73%
Emerging Markets Portfolio	0.80%
Equity Index Portfolio	0.05%
ESG Diversified Portfolio	0.20%
ESG Diversified Growth Portfolio	0.20%
Floating Rate Income Portfolio	0.65%
Focused Growth Portfolio	0.71%
Growth Portfolio	0.55%
Health Sciences Portfolio	0.90%
Hedged Equity Portfolio	0.60%
High Yield Bond Portfolio	0.40%
Inflation Managed Portfolio	0.40%
Intermediate Bond Portfolio	0.40%
International Equity Plus Bond Alpha Portfolio	0.40%
International Growth Portfolio	0.70%
International Large-Cap Portfolio	0.74%
International Small-Cap Portfolio	0.84%
International Value Portfolio	0.65%
Large-Cap Core Portfolio	0.45%
Large-Cap Growth Portfolio	0.62%
Large-Cap Plus Bond Alpha Portfolio	0.40%
Large-Cap Value Portfolio	0.60%
Mid-Cap Growth Portfolio	0.68%
Mid-Cap Plus Bond Alpha Portfolio	0.44%
Mid-Cap Value Portfolio	0.70%
Pacific Dynamix – Conservative Growth Portfolio	0.20%
Pacific Dynamix – Growth Portfolio	0.20%
Pacific Dynamix – Moderate Growth Portfolio	0.20%
Pacific Dynamix – Aggressive Growth Portfolio	0.20%
Portfolio Optimization Aggressive-Growth Portfolio	0.10%
Portfolio Optimization Conservative Portfolio	0.10%
Portfolio Optimization Growth Portfolio	0.10%
Portfolio Optimization Moderate-Conservative Portfolio	0.10%
Portfolio Optimization Moderate Portfolio	0.10%
PSF Avantis Balanced Allocation Portfolio	0.14%
QQQ Plus Bond Alpha Portfolio	0.36%
Real Estate Portfolio	0.75%
Short Duration Bond Portfolio	0.40%
Small-Cap Equity Portfolio	0.65%
Small-Cap Growth Portfolio	0.60%
Small-Cap Index Portfolio	0.30%
Small-Cap Plus Bond Alpha Portfolio	0.40%
Small-Cap Value Portfolio	0.63%
Technology Portfolio	0.82%
Total Return Portfolio	0.39%
Value Portfolio	0.63%
Value Advantage Portfolio	0.64%

The table that follows provides information about each management firm and individual team members responsible for making investment decisions for the Funds (i.e., portfolio managers), including their primary title with the Manager (or affiliate) and business experience for the past five years. Each of the portfolio managers listed in the following table is jointly and primarily responsible for the day-to-day management of the respective Fund, unless there is only one portfolio manager listed which indicates that he or she is primarily responsible for that Fund. For each portfolio manager listed, the SAI provides additional information about compensation, other accounts managed and information about the portfolio manager’s ownership of securities in the Fund(s) (if any). The portfolio managers for a Fund may change at the Manager’s discretion.
American Century Investment Management, Inc.

4500 Main Street, Kansas City, Missouri 64111
American Century Investment Management, Inc. (“American Century”) is a registered investment adviser and wholly-owned subsidiary of American Century Companies, Inc. Avantis Investors is a division of American Century, and all Avantis Investors portfolio managers are American Century employees. As of December 31, 2025, American Century’s total assets under management were approximately $[__] billion.

SMALL-CAP VALUE PORTFOLIO
Eduardo Repetto, PhD	Chief Investment Officer of Avantis Investors since 2019. He began his investment career in 2000, and has a Diploma de Honor from the Universidad de Buenos Aires, a MS from Brown University and a PhD from the California Institute of Technology.
Daniel Ong, CFA	Senior Portfolio Manager of Avantis Investors since 2019. He began his investment career in 1996 and has a BA from the University of California, Irvine, and an MBA from the University of Chicago Booth School of Business.
Mitchell Firestein	Senior Portfolio Manager of Avantis Investors since 2019. He began his investment career in 2005 and has a BS from Tulane University.
Ted Randall	Senior Portfolio Manager of Avantis Investors since 2019. He began his investment career in 1996 and has a BS from the University of Southern California and an MBA from the Anderson School of Management at the University of California, Los Angeles.
Matthew Dubin	Portfolio Manager of Avantis Investors since 2021. He was an Investment Associate with Dimensional Fund Advisors from 2017 to 2021. He began his investment career in 2017 and has a BBA from the University of Michigan.
Aristotle Pacific Capital, LLC

840 Newport Center Drive, 7th Floor, Newport Beach, California 92660
Aristotle Pacific Capital, LLC (“Aristotle Pacific”), a subsidiary of Aristotle Capital Management, LLC, is a registered investment adviser that provides investment services to a variety of clients. As of December 31, 2025, Aristotle Pacific’s total assets under management were approximately $[__] billion.

CORE INCOME PORTFOLIO
David Weismiller, CFA	Senior Managing Director and Portfolio Manager of Aristotle Pacific since 2007. Mr. Weismiller is the Portfolio Manager for the Short Duration, Core Plus and Investment Grade Strategies. As the Portfolio Manager, he has final authority over all aspects of the Fund’s portfolio, including security selection sector allocation and risk positioning. He began his investment career in 1997 and has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.
Michael Marzouk, CFA	Senior Managing Director and Portfolio Manager of Aristotle Pacific since 2007. Mr. Marzouk is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management at the University of California, Los Angeles.
Brian M. Robertson, CFA	Senior Managing Director of Aristotle Pacific since 2012 and Portfolio Manager of Aristotle Pacific since 2008. He began his investment career in 2003 and has a BA from the University of Michigan.

Aristotle Pacific Capital, LLC
Ying Qiu, CFA	Managing Director and Portfolio Manager of Aristotle Pacific since 2016. Ms. Qiu is a Co-Portfolio Manager on various investment grade portfolios and has credit research responsibilities focusing on asset-backed securities (“ABS”). Prior to joining Aristotle Pacific, Ms. Qiu was a Senior Vice President, Portfolio Manager and Trader for both investment grade corporate and ABS with PIMCO since 2008. Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from Emory University.
Jeff Klingelhofer, CFA	[Jeff is a managing director and portfolio manager on Aristotle Pacific’s Credit Opportunities strategy. Prior to joining Aristotle Pacific, Jeff was co-head of investments at Thornburg Investment Management and a portfolio manager on all fixed-income strategies. Additionally, he was responsible for driving firm-wide investment processes, leading securitized investment efforts and representing the investment team across external business channels. Prior to Thornburg, Jeff was with PIMCO at its Newport Beach, Tokyo and London offices. Jeff has over 21 years of investment experience and holds a bachelor’s degree from UC Irvine and an MBA from University of Chicago Booth School of Business. He is a CFA charterholder.]
FLOATING RATE INCOME PORTFOLIO
Michael Marzouk, CFA	Senior Managing Director and Portfolio Manager of Aristotle Pacific since 2007. Mr. Marzouk is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management. from the Anderson School of Management at the University of California, Los Angeles.
C. Robert Boyd	Senior Managing Director of Aristotle Pacific since 2017 and Portfolio Manager of Aristotle Pacific since 2014. Mr. Boyd has credit research responsibilities across all sectors for Aristotle Pacific. Mr. Boyd is a Portfolio Manager to Aristotle Pacific’s corporate (bank) loan strategy and provides research and analysis of investments in the leisure sector. He began his investment career in 1998 and has a BA from California State University, Long Beach and an MBA from the University of Southern California.
Tommy Zhang, CFA	Senior Research Analyst of Aristotle Pacific since 2016 and Portfolio Manager for Aristotle Pacific’s corporate (bank) loan strategy since 2025. He began his investment career in 2012 and has BA from the University of California, Los Angeles.
HIGH YIELD BOND PORTFOLIO
Brian M. Robertson, CFA	Senior Managing Director of Aristotle Pacific since 2012 and Portfolio Manager of Aristotle Pacific since 2008. He began his investment career in 2003 and has a BA from the University of Michigan.
John Brueggemann	Senior Research Analyst of Aristotle Pacific since 2015 and Portfolio Manager of Aristotle Pacific since 2023. Mr. Brueggemann is a member of the high yield portfolio management team and also provides research and analysis of investments in the Manufacturing and Machinery sectors. He began his investment career in 2012 and has a BA from the University of Arizona.
BlackRock Investment Management, LLC

1 University Square Drive, Princeton, New Jersey 08540
BlackRock Investment Management, LLC (“BlackRock”) is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2025, BlackRock, Inc.’s total assets under management, including BlackRock’s, were approximately $[__] trillion.

EQUITY INDEX PORTFOLIO SMALL-CAP EQUITY PORTFOLIO SMALL-CAP INDEX PORTFOLIO	These Funds are managed by BlackRock’s quantitative index management team.
Jennifer Hsui, CFA	Managing Director and Portfolio Manager of BlackRock since 2006, Chief Investment Officer for BlackRock’s ETF and index investments team since 2020 and is currently the Head of BlackRock’s iShares emerging markets team since 2018. Ms. Hsui began her investment career in 1999 and has a BS from the University of California, Berkeley.

BlackRock Investment Management, LLC
Peter Sietsema, CFA	Director, Senior Portfolio Manager and a member of BlackRock’s ETF and index investments team since 2007. He began his investment career in 2001 and has a BS from California State University, Sacramento.
Matt Waldron, CFA	Managing Director of BlackRock since 2023, US Head of International Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”) since 2022, and served as Head of International Institutional Portfolio Management from 2020 to 2022. Mr. Waldron began his investment career in 1998 and has a BA from the University of Delaware.
Steven White	Director of BlackRock since 2020, Head of the Active Risk Index ETF team in the Americas, and co-CIO for Index Equity Investments within BlackRock Global Markets & Index Investments since 2024. Mr. White began his investment career in 2005 and has a BA and an MBA from San Diego State University.
HEALTH SCIENCES PORTFOLIO
Erin Xie, PhD	Managing Director of BlackRock since 2006, Lead Portfolio Manager and member of BlackRock’s fundamental equity division of the alpha strategies group since 2005. Dr. Xie began her investment career in 1999 and has a BS from Beijing University, an MBA from the Massachusetts Institute of Technology and a PhD from University of California, Los Angeles.
Xiang Liu, PhD	Managing Director of BlackRock since 2016. Prior to joining BlackRock in 2008, Mr. Liu was a Partner and Biotech Analyst at Mehta Partners. Mr. Liu began his investment career in 2000 and has a BS from the University of Science & Technology (China), an MBA from the University of Chicago and a PhD degree in Chemistry from Yale University.
Boston Partners Global Investors, Inc.

One Beacon Street, 30th Floor, Boston, Massachusetts 02108
Boston Partners Global Investors, Inc. (“Boston Partners”) is a registered investment adviser organized in Delaware. As of December 31, 2025, Boston Partners’ total assets under management were approximately $[__] billion.

MID-CAP VALUE PORTFOLIO
Steven L. Pollack, CFA	Senior Portfolio Manager of Boston Partners’ Mid Cap Value Equity product since 2001. He began his investment career in 1984 and has a BA from Georgia Institute of Technology and an MBA from the Anderson School of Management at the University of California, Los Angeles.
Timothy P. Collard	Portfolio Manager of Boston Partners’ Mid Cap Equity Product since 2023. Prior to that, he was an Equity Analyst with Boston Partners since 2018. He began his investment career in 2005 and has a BA from Middlebury College.
ClearBridge Investments, LLC

One Madison Ave, 18th Floor, New York, New York 10010
ClearBridge Investments, LLC (“ClearBridge”) is a registered investment adviser and a wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2025, ClearBridge’s total assets under management were approximately $[__] billion, including $[__] billion for which ClearBridge provides non-discretionary investment models to managed account sponsors.

INTERNATIONAL GROWTH PORTFOLIO
Elisa Mazen	Managing Director and Portfolio Manager of ClearBridge since 2013. She began her investment career in 1987 and has a BA from Douglass College, Rutgers University.
Michael Testorf, CFA	Managing Director and Portfolio Manager of ClearBridge since 2015. He began his investment career in 1988 and has a BA from Wirtschaftsakademie (Germany), Academy of Business and Administration.
Pawel Wroblewski, CFA	Managing Director and Portfolio Manager of ClearBridge since 2013. He began his investment career in 1997 and has a MA from Warsaw School of Economics (Poland) and an MBA from Columbia Business School.

ClearBridge Investments, LLC
Michael Feldman, CFA	Director and Portfolio Manager of ClearBridge since 2025. He began his investment career in 2008 and has a BS from the State University of New York at Plattsburgh.
Federated MDTA LLC

125 High Street, Oliver Tower, 21st Floor, Boston, Massachusetts 02110
Federated MDTA LLC (“Federated”) is a SEC registered investment adviser and a wholly owned subsidiary of Federated Hermes, Inc. As of December 31, 2025, Federated had approximately $[__] billion in assets under management.

MID-CAP GROWTH PORTFOLIO
Daniel J. Mahr, CFA	Head of Federated’s MDT Investment Team (“MDT”) since 2023 and formerly Managing Director, Research since 2008. He began his investment career in 2002. He has a BA from Harvard College and an MS from Harvard University.
Damien Zhang, CFA	Head of MDT Research since 2023 and formerly Research Manager since 2015. He began his investment career in 2009. He has a BA from Princeton University.
Frederick L. Konopka, CFA	Portfolio and Trading Manager of MDT since 2009. He began his investment career in 1997. He has a BA from Dartmouth College and an MS from MIT Sloan School of Management.
John Paul Lewicke	Research Manager of MDT since 2013 and formerly Senior Analyst since 2009. He began his investment career in 2007. He has a BA from Dartmouth College.

FIAM LLC

900 Salem Street, Smithfield, Rhode Island 02917
FIAM LLC (“FIAM”) is an SEC registered investment adviser. As of December 31, 2025, FIAM had approximately $[__] billion in assets under management worldwide. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC.

INTERNATIONAL SMALL-CAP PORTFOLIO
David Jenkins	Portfolio Manager and Research Analyst of FIAM LLC since 2007. Mr. Jenkins began his investment career in 2000 and has a BS from Brigham Young University.
LARGE-CAP GROWTH PORTFOLIO
Jason Weiner	Portfolio Manager of FIAM since 1991. Mr. Weiner began his investment career in 1991 and has a BA from Swarthmore College.
Asher Anolic	Portfolio Manager of FIAM since 2008. Mr. Anolic began his investment career in 2000 and has a BA from Vassar College and an MBA from Johnson Graduate School of Management at Cornell University.
TECHNOLOGY PORTFOLIO
Adam Benjamin	Portfolio Manager of FIAM since 2011. Mr. Benjamin began his investment career in 2000 and has a BA from Cornell University and a JD from Suffolk University Law School.

Fidelity Diversifying Solutions LLC

245 Summer Street, Boston, Massachusetts 02110
Fidelity Diversifying Solutions LLC (“FDS”) is an SEC registered investment adviser. As of December 31, 2025, FDS had approximately $[__] billion in assets under management worldwide. FDS is a wholly-owned subsidiary of FMR LLC.

BOND PLUS PORTFOLIO
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
MID-CAP PLUS BOND ALPHA PORTFOLIO
QQQ PLUS BOND ALPHA PORTFOLIO
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO

Julien Potenza, CFA	Portfolio Manager of FDS since 2017. Mr. Potenza began his investment career in 2003 and has a BS from Boston College.
David DeBiase, CFA	Portfolio Manager of FDS since 2017. Mr. DeBiase began his investment career in 2000 and has a BS from Bentley University and an MBA from Boston College.
Rob Galusza	Portfolio Manager of FDS since 1995. Mr. Galusza began his investment career in 1985 and has a BS from Babson College and an MS from Boston College.
John Mistovich	Portfolio Manager of FDS since 2024. Between 2024 and 2017, Mr. Mistovich was a Research Analyst of FDS prior to his current role. Mr. Mistovich began his investment career in 2009 and has a BA from Harvard College.
Franklin Mutual Advisers, LLC

101 John F. Kennedy Parkway, Short Hills, New Jersey 07078
Franklin Mutual Advisers, LLC (“Franklin”) is a wholly owned subsidiary of Franklin Resources Inc., and is a publicly owned company engaged in the financial services industry through its subsidiaries. As of December 31, 2025, Franklin’s total assets under management were approximately $[__] billion.

SMALL-CAP EQUITY PORTFOLIO
Steven B. Raineri	Senior Vice President of Franklin since 2012 and Lead Portfolio Manager of Franklin’s small-cap value fund since 2012. Mr. Raineri has final authority over all aspects of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. He began his investment career in 1994 and has a BBA from Bernard Baruch College and an MBA from Fordham University.
Christopher M. Meeker, CFA	Portfolio Manager of Franklin’s small-cap value fund since 2015 and Research Analyst of Franklin since 2012. Mr. Meeker provides support to the lead portfolio manager as needed. He began his investment career in 1998 and has a BA from Hobart College.
Nicholas A. Karzon, CFA	Portfolio Manager of Franklin’s small-cap value fund since 2019 and Research Analyst since 2014. He began his investment career in 2009 and has a BA from Yale University.
Goldman Sachs Asset Management, L.P.

200 West Street, New York, New York 10282
Goldman Sachs Asset Management, L.P. (“GSAM”) is an SEC registered investment adviser. As of December 31, 2025, GSAM had approximately $[__] trillion in assets under management.

SMALL-CAP GROWTH PORTFOLIO
Jessica Katz	Managing Director of GSAM since 2026 and Co-Lead Portfolio Manager of GSAM Fundamental Equity since 2019. Mrs. Katz began her investment career in 2005 and has a BS from Salem State University.

Goldman Sachs Asset Management, L.P.
Gregory Tuorto	Managing Director of GSAM and Co-Lead Portfolio Manager of GSAM Fundamental Equity since 2019. Mr. Tuorto began his investment career in 1993 and has a BA from Catholic University and MBA from Monmouth University.
EMERGING MARKETS PORTFOLIO
Len Ioffe, CFA	Managing Director of GSAM since 2004 and Portfolio Manager of GSAM Quantitative Investment Strategies Group since 1997. Mr. Ioffe began his career at Goldman Sachs in 1994 and has a MS from St. Petersburg Polytechnic University and an MBA from New York University.
Osman Ali, CFA	Managing Director of GSAM since 2011 and Portfolio Manager of GSAM Quantitative Investment Strategies Group since 2012. Mr. Ali began his career at Goldman Sachs in 2003 and has a BS from Cornell University, and a MS from Columbia University.
Takashi Suwabi	Managing Director of GSAM since 2012 and Portfolio Manager of GSAM Quantitative Investment Strategies Group since 2013. Mr. Suwabe began his career at Goldman Sachs in 2004 and has a BS from Tokyo Institute of Technology and PhD from The Graduate University for Advanced Studies.
Dennis Walsh	Managing Director of GSAM since 2015 and Portfolio Manager of GSAM Quantitative Investment Strategies Group since 2012. Mr. Walsh began his career at Goldman Sachs in 2005 and has a BS from Dartmouth College and a MS from Princeton University.
Raphael Shen	Managing Director of GSAM since 2026 and Portfolio Manager of GSAM Quantitative Investment Strategies Group since 2024. Mr. Shen was a Vice President of GSAM between 2018 and 2026. Mr. Shen began his career at Goldman Sachs in 2014 and has a MS from Columbia University and a BS from University of Waterloo.
Janus Henderson Investors US LLC

151 Detroit Street, Denver, Colorado 80206
Janus Henderson Investors US LLC, together with its predecessors (“Janus”), has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, commingled pools or private funds, and wrap fee accounts. Janus is an indirect subsidiary of Janus Henderson Group plc (“JHG”), a publicly-traded independent asset management firm. As of December 31, 2025, JHG’s total assets under management were approximately $[__] billion.

FOCUSED GROWTH PORTFOLIO
Brian Recht	Portfolio Manager of Janus since 2022 and a Research Analyst of Janus since 2015. He began his investment career in 2010 and has a BA from Dartmouth College, an MBA from the Stanford Graduate School of Business, and a JD from Stanford Law School.
Nick Schommer, CFA	Portfolio Manager of Janus since 2016 and a Research Analyst of Janus since 2013. He began his investment career in 2007 and has a BS from the United States Military Academy and an MBA from the Anderson School of Management at the University of California, Los Angeles.
J.P. Morgan Investment Management Inc.

270 Park Avenue, New York, New York 10017
J.P. Morgan Investment Management Inc. (“JPMorgan”) manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2025, JPMorgan’s, including all advisory affiliates’, total assets under management were approximately $[__] trillion.

HEDGED EQUITY PORTFOLIO
Hamilton Reiner	Managing Director of JPMorgan since 2009, Portfolio Manager of JPMorgan’s U.S. equity group since 2012, Head of the U.S. equity derivatives team since 2012, and Head of the U.S. structured equity team since 2019. He began his investment career in 1987 and has a BSE from the Wharton School of the University of Pennsylvania.
Raffaele Zingone, CFA	Managing Director of JPMorgan since 2010, Portfolio Manager of JPMorgan’s U.S. equity group since 2000 and a Senior Member of JPMorgan’s U.S. equity core portfolio management team since 2000. He began his investment career in 1991 and has a BA from the College of the Holy Cross and an MBA from New York University.

J.P. Morgan Investment Management Inc.
Matthew P. Bensen	Portfolio Manager of JPMorgan since 2024 and a member of JPMorgan’s derivatives-based strategies in the U.S. Core team since 2019. He began his investment career in 2015 and has a BBA from the University of Notre Dame.
Judy Jansen	Portfolio Manager of JPMorgan since 2024 and a member of JPMorgan’s derivatives-based strategies in the U.S. Core team since 2022 and a U.S. Equity Investment Specialist of JPMorgan’s U.S. Equity Core strategies from 2018 to 2022. She began her investment career in 2015 and has a BA from Princeton University and an MBA from the Wharton School of the University of Pennsylvania.
INTERMEDIATE BOND PORTFOLIO
Richard D. Figuly	Managing Director of JPMorgan since 2014, Head of core fixed income strategy within JPMorgan’s Global Fixed Income, Currency& Commodities (“GFICC”) group since 2019, Portfolio Manager of commingled and separate accounts since 1998. He began his investment career in 1993 and has a BS from the Ohio State University.
Justin Rucker, CFA	Managing Director since 2022, Portfolio Manager of the JPMorgan core bond fund since 2019, Member of GFICC and a portfolio manager responsible for managing other JPMorgan institutional taxable bond portfolios since 2006. He began his investment career in 1999 and has a BS from the University of Dayton, and an MBA from Capital University.
Andrew Melchiorre, CFA	Managing director of J.P. Morgan since 2023, member of J.P. Morgan’s Global Fixed Income, Currency & Commodities Group since 2012, and portfolio manager on J.P. Morgan’s Core Bond strategy since 2012. He began his investment career in 2008 and has a BS from The Ohio State University.
Edward Fitzpatrick III, CFA	Managing director of J.P. Morgan since 2013, member of J.P. Morgan’s Global Fixed Income, Currency & Commodities Group since 2013, and head of J.P. Morgan’s U.S. Rates Team since 2013. He began his investment career in 2000 and has a BS from Boston College and an MBA from New York University.
LARGE-CAP CORE PORTFOLIO
Scott Davis	Managing Director since 2011, employee of JPMorgan since 2006, Portfolio Manager since 2013. He began his investment career in 1995 and has an MBA from Columbia Business School.
Shilpee Raina, CFA	Executive Director since 2016, employee of JPMorgan since 2004, research analyst on JPMorgan equity income and US value funds from 2005 to 2021, Portfolio Manager since 2021. She began her investment career in 2004 and has a BS from University of Virginia’s McIntire School of Commerce.
VALUE ADVANTAGE PORTFOLIO
Graham Spence	Executive Director of JPMorgan since 2018, Co-Portfolio Manager of JPMorgan’s value advantage fund since 2020 and a Portfolio Analyst of JPMorgan from 2013 to 2020. He began his investment career in 2005 and has a BA from Princeton University and an MBA from Harvard Business School.
Scott Blasdell, CFA	Managing Director of JPMorgan since 2004. Mr. Blasdell manages JPMorgan’s Value Advantage Strategy since 2024. Mr. Blasdell has been managing portfolios in JPMorgan’s US equity group since 2000. He began his investment career in 1994 and has a BA in economics from Williams College and an MBA from the Wharton School of the University of Pennsylvania.

Loomis, Sayles & Company L.P.

One Financial Center, Boston, Massachusetts 02111
Loomis, Sayles & Company L.P. (“Loomis Sayles”) was founded in 1926. Loomis Sayles is one of the oldest investment advisory firms in the United States with over $[__] billion in assets under management as of December 31, 2025.

DIVERSIFIED BOND PORTFOLIO
Core Plus Full Discretion Strategy
Matthew J. Eagan, CFA	Director of Loomis Sayles since 2019 and Portfolio Manager of the Loomis Sayles Core Plus Full Discretion Strategy since 2012. Mr. Eagan began his investment career in 1989 and has a BA from Northeastern University and an MBA from Boston University.
Brian P. Kennedy	Portfolio Manager of the Loomis Sayles Core Plus Full Discretion Strategy since 2013. Mr. Kennedy began his investment industry career in 1990 and has a BS from Providence College and an MBA from Babson College.
Core Plus Relative Return Strategy
Peter W. Palfrey, CFA	Co-Lead Portfolio Manager of the Loomis Sayles Core Plus Relative Return Strategy since 1996 and is responsible for the Loomis Sayles Core Plus Relative Return Strategy’s overall sector allocation and security selection decisions. He began his investment career in 1983 and has a BA from Colgate University.
Richard G. Raczkowski	Director of Loomis Sayles since 2019 and Co-Lead Portfolio Manager of the Loomis Sayles Core Plus Relative Return Strategy since 1999 and is responsible for the Loomis Sayles Core Plus Relative Return Strategy’s overall sector allocation and security selection decisions for the Fund. He began his investment career in 1985 and has a BA from the University of Massachusetts and an MBA from Northeastern University.
Massachusetts Financial Services Company, doing business as MFS Investment Management

111 Huntington Avenue, Boston, Massachusetts 02199
MFS Investment Management (“MFS”) and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. As of December 31, 2025, total assets under management of MFS and its advisory affiliates were approximately $[__] billion.

GROWTH PORTFOLIO
Eric Fischman, CFA
Investment Officer and Portfolio Manager of MFS since 2002. He began his investment career in 1999 and has a BA from Cornell University, a JD from Boston University, and an MBA from Columbia University.
It is expected that on or about June 1, 2026, Mr. Fischman will no longer be a portfolio manager for this Fund.

Bradford Mak	Investment Officer and Portfolio Manager of MFS since 2020 and a U.S. technology sector team leader of MFS from 2016 to 2019. He began his investment career in 2003 and has a BA from Brown University and an MBA from Harvard University.
Tim Dittmer	Portfolio Manager of MFS since 2021. He began his investment career in 2004 and has a BA from University of Notre Dame, and an MBA from the University of Chicago Booth School of Business.
INTERNATIONAL LARGE-CAP PORTFOLIO
Filipe Benzinho	Investment Officer of MFS since 2009 and Portfolio Manager of MFS since 2016. He began his investment career in 2009 and has an undergraduate degree from Instituto Superior de Ciencias do Trabalho e da Empresa and an MBA from Harvard Business School.
Daniel Ling, CFA
Investment Officer and Portfolio Manager of MFS since 2009. He began his investment career in 1999 and has a BA from Nanyang Technological University.
It is expected that on or about June 30, 2026, Mr. Ling will no longer be a portfolio manager for this Fund.

Harry Purcell	Investment Officer and Equity Portfolio Manager of MFS since 2017. He began his investment career in 1998 and has a BA from the University of Oxford.

Pacific Investment Management Company LLC

650 Newport Center Drive, Newport Beach, California 92660
Founded in 1971, Pacific Investment Management Company LLC (“PIMCO”) specializes in the management of fixed income portfolios. It has a long-term investment philosophy, and uses a variety of techniques, including software programs it has developed, to help increase portfolio performance while controlling volatility. PIMCO manages $[__] trillion in assets, including $[__] trillion in third-party client assets as of December 31, 2025.

INFLATION MANAGED PORTFOLIO
Daniel He	Executive Vice President of PIMCO since 2020 and Portfolio Manager of PIMCO since 2011. Mr. He is a member of the liquid products group specializing in real return and also serves as a member of PIMCO’s Americas portfolio committee. He began his investment career in 2006 and holds an MBA from the University of Chicago Booth School of Business, and an MS and BS from the National University of Singapore.
Mike Cudzil	Managing Director of PIMCO since 2017 and Portfolio Manager of PIMCO since 2012. He began his investment career in 1996 and holds a BA from the University of Pennsylvania.
TOTAL RETURN PORTFOLIO
Mohit Mittal	Chief Investment Officer for PIMCO’s core strategies since 2023, Managing Director of PIMCO since 2014 and Portfolio Manager of PIMCO since 2007. Mr. Mittal has leadership and oversight responsibilities for long-only strategies across PIMCO’s Low and Moderate Duration, Total Return, and Long Duration strategy suite. He began his investment career in 2006 and holds an MBA from the Wharton School of the University of Pennsylvania and BS from the Indian Institute of Technology (IIT) in Delhi, India.
Mike Cudzil	Managing Director of PIMCO since 2017 and Portfolio Manager of PIMCO since 2012. He began his investment career in 1996 and holds a BA from the University of Pennsylvania.
Amit Arora, CFA, FRM	Member of PIMCO since 2009 and serving as a portfolio manager for the last 15 years. He has 27 years of investment experience and holds an MBA from NYU Stern School of Business and a B. Tech from the Indian Institute of Technology (IIT Bombay).
Jelle Brons, CFA, FRM	Member of PIMCO since 2005 and serving as a portfolio manager for the last 15 years. He has 23 years of investment experience and holds an MSc from the University of Amsterdam and an MSc from the ICMA Business School at the University of Reading.

Pacific Life Fund Advisors LLC
700 Newport Center Drive, Newport Beach, California 92660 Pacific Life Fund Advisors LLC (“PLFA”) is the investment adviser to the Trust.

BOND PLUS PORTFOLIO
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
MID-CAP PLUS BOND ALPHA PORTFOLIO
QQQ PLUS BOND ALPHA PORTFOLIO
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
[ESG PORTFOLIOS]
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
PACIFIC DYNAMIX PORTFOLIOS
PORTFOLIO OPTIMIZATION PORTFOLIOS

Howard T. Hirakawa, CFA	Senior Vice President of Pacific Life and PLFA since 2014, Vice President of Pacific Select Fund since 2006, and Portfolio Manager since 2003. Mr. Hirakawa is responsible for the investment oversight relating to Pacific Select Fund and asset allocation services. He began his investment career in 1999 and has a BS from San Diego State University and an MBA from Claremont Graduate School.
Carleton J. Muench, CFA	Vice President of Pacific Life and PLFA since 2014, Assistant Vice President of Pacific Select Fund since 2006, and Portfolio Manager since 2006. Mr. Muench is responsible for the investment oversight relating to Pacific Select Fund and asset allocation services. He began his investment career in 1998 and has a BS and an MS from Northeastern University.
Edward Sheng, PhD, CFA, CAIA	Portfolio Manager of PLFA since 2021, Assistant Vice President of Pacific Life and Head of Asset Allocation of PLFA since 2022, Director of Pacific Life and Director of Quantitative Research of PLFA since 2018 and Quantitative Researcher of PLFA since 2016. Mr. Sheng is responsible for designing advanced quantitative models that help guide the asset allocation decisions for Pacific Select Fund. He is also responsible for strategic asset allocation investment decisions. He began his investment career in 2013 and has a Ph.D. from Arizona State University, an MS degree from the University of California, Los Angeles, and a BS from Nanjing University.
Samuel S. Park	Director of Pacific Life and Director of fundamental research of PLFA since 2017, and Portfolio Manager since 2013. Mr. Park is responsible for managing the asset allocation function related to Pacific Select Fund. He began his investment career in 1999 and has a BA from Boston University.
Jordan Fettman, CFA, CAIA	Assistant Vice President of Pacific Life and PLFA since 2023, Director of Pacific Life from 2021 to 2023, Head of Portfolio Construction and Manager Research of PLFA since 2022, Portfolio Manager since 2021 and Investment Consultant of PLFA from 2017 to 2021. Mr. Fettman is responsible for overseeing and allocating to external investment managers as well as participating in asset allocation decisions for the Pacific Select Fund. He began his investment career in 2007 and has a BS from the University of Colorado, Boulder and an MBA from the Anderson School of Management at the University of California, Los Angeles.

Principal Global Investors, LLC

711 High Street, Des Moines, Iowa 50392
Principal Global Investors, LLC (“PGI”) provides a single point of access to a family of specialized investment management teams, including real estate and emerging market debt. As of December 31, 2025, PGI and its affiliates had total assets under management of approximately $[__] billion.

EMERGING MARKETS DEBT PORTFOLIO
Damien Buchet, CFA	Portfolio Manager and Chief Investment Officer for the total return fund strategy of PGI since 2015. He began his investment career in 1993 and has a BA from EDHEC School of Business Administration (France).
Christopher Watson, CFA	Senior Portfolio Manager of PGI since 2013 and Head of credit research at PGI since 2007. He began his investment career in 1999 and has a BA from McGill University (Canada) and an MBA from IMD Lausanne (Switzerland).
Principal Real Estate Investors LLC

711 High Street, Des Moines, Iowa 50392
Principal Real Estate Investors LLC (“Principal REI”) manages commercial real estate across the spectrum of public and private equity and debt investments, primarily for institutional investors. As of December 31, 2025, Principal REI and its affiliates had total assets under management of approximately $[__] billion.

REAL ESTATE PORTFOLIO
Keith Bokota, CFA	Portfolio Manager of Principal REI since 2007. He began his investment career in 2005 and has a BA from Georgetown University.
Anthony Kenkel, CFA	Portfolio Manager of Principal REI since 2005. He began his investment career in 1997 and has a BA from Drake University and MBA from the University of Chicago.
Kelly D. Rush, CFA	Portfolio Manager of Principal REI since 2000. He began his investment career in 1984 and has a BA and MBA from the University of Iowa.
Putnam Investment Management, LLC

100 Federal Street, Boston, Massachusetts 02110
Putnam Investment Management, LLC (“Putnam”) is a wholly-owned subsidiary of Putnam U.S. Holdings I, LLC, which is a wholly-owned subsidiary of Templeton Worldwide, Inc., which is a wholly-owned subsidiary of Legg Mason, Inc., which is a wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2025, Putnam’s total assets under management were approximately $[__] billion.

VALUE PORTFOLIO
Darren A. Jaroch, CFA	Portfolio Manager of Putnam’s U.S. Large Cap Value, Non-U.S. Value, and Global Value Equity strategies since 2012. He began his investment career in 1996 and has a BA from Hartwick College.
Lauren B. DeMore, CFA	Portfolio Manager of Putnam’s U.S. Large Cap Value and Non-U.S. Value Equity strategies since 2019. She began her investment career in 2002 and has a BA from the University of California, Los Angeles.

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, Maryland 21202
Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (“T. Rowe Price”) and its affiliates manage individual and institutional investor accounts. As of December 31, 2025, T. Rowe Price’s total assets under management, including its affiliates’, were approximately $[__] trillion.

DIVIDEND GROWTH PORTFOLIO
Thomas J. Huber, CFA	Vice President of T. Rowe Price Group, Inc. since 2001, Vice President of T. Rowe Price since 1998, and Portfolio Manager in T. Rowe Price’s U.S. equity division since 2000. He began his investment career in 1993 and has a BS from the University of Virginia and an MS from the University of Wisconsin-Madison School of Business in the Applied Security Analysis and Portfolio Management Program. He is assisted by one of T. Rowe Price’s investment advisory committees.
SHORT DURATION BOND PORTFOLIO
Michael F. Reinartz, CFA	Vice President of T. Rowe Price Group, Inc. since 2013, Vice President of T. Rowe Price since 2010, and Portfolio Manager in T. Rowe Price’s fixed income division since 2012. Mr. Reinartz is a member of T. Rowe Price’s U.S. taxable low duration team since 2015 as well as a Portfolio Manager in T. Rowe Price’s short-term bond fund and limited-term bond portfolio since 2015. He began his investment career in 2000 and has a BS from Towson University. He is assisted by one of T. Rowe Price’s investment advisory committees.
Steven M. Kohlenstein, CFA	Vice President of T. Rowe Price Group, Inc. since 2018, Vice President of T. Rowe Price since 2017, and Co-Portfolio Manager in T. Rowe Price’s short-term bond fund since 2023. He began his investment career in 2011 and has a BS from Towson University.
T. Rowe Price Investment Management, Inc.

1307 Point Street, Baltimore, Maryland 21231
Founded in 1937 by the late Thomas Rowe Price Jr., T. Rowe Price Associates, Inc. (“TRPA”) is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company with offices all over the world. T. Rowe Price Investment Management, Inc. (“TRPIM”), a wholly owned subsidiary of TRPA, was incorporated in Maryland in 2020. TRPA and TRPIM are collectively referred to as “T. Rowe Price.” As of December 31, 2025, T. Rowe Price’s total assets under management, including its affiliates, were approximately $[__] trillion.

CAPITAL APPRECIATION PORTFOLIO
David R. Giroux, CFA	Vice President of T. Rowe Price Group, Inc. since 2002, Vice President of T. Rowe Price since 2002, and Co-Portfolio Manager in T. Rowe Price’s capital appreciation strategy since 2006. He began his investment career in 1998 and has a BA from Hillsdale College.
Vivek Rajeswaran, CFA	Vice President of T. Rowe Price Group, Inc. since 2015, Vice President of T. Rowe Price since 2014 and Portfolio Manager of T. Rowe Price’s capital appreciation strategy since 2025. He began his investment career in 2012 and has a MS and a BS from Columbia University and an MBA from Columbia Business School.
Mike Signore	Vice President of T. Rowe Price Group, Inc. since 2023, Vice President of T. Rowe Price since 2022, and Portfolio Manager of T. Rowe Price’s capital appreciation strategy since 2025. He began his investment career in 2010 has a BS from Marquette University and an MBA from Duke University.
Brian Solomon, CFA	Vice President of T. Rowe Price Group, Inc. since 2018, Vice President of T. Rowe Price since 2017 and Portfolio Manager of T. Rowe Price’s capital appreciation strategy since 2020. He began his investment career in 2015 and has a BS from Clemson University and an MBA from the University of North Carolina.

Wellington Management Company LLP

280 Congress Street, Boston, Massachusetts 02210
Wellington Management Company LLP (“Wellington”) is a Delaware limited liability partnership. Wellington is a global asset management firm that provides investment services to financial intermediaries, employee benefit plans, endowments, foundations, and other institutions. Founded in 1929. Wellington has provided investment services for more than 90 years. As of December 31, 2025, Wellington and its investment advisory affiliates’ total assets under management were approximately $[__] trillion.

INTERNATIONAL VALUE PORTFOLIO
Andrew M. Corry, CFA	Senior Managing Director of Wellington since 2015, and Equity Portfolio Manager of Wellington since 2011. He began his investment career in 1989 and has a BA from Gettysburg College and an MBA from the University of Chicago.
James H. Shakin, CFA	Senior Managing Director of Wellington since 2001, and Equity Portfolio Manager of Wellington since 2006. He began his investment career in 1986 and has a BS from the University of Pennsylvania.
[New Sub-Adviser]
[Address] [Firm Bio]
LARGE-CAP VALUE PORTFOLIO
[Name]	[Bio]
[Name]	[Bio]

FINANCIAL HIGHLIGHTS
The Financial Highlights table is designed to help you understand how the Funds have performed for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investment in the Fund would have earned (or lost), assuming all dividends and distributions were reinvested.
The information in the Financial Highlights table can be read in conjunction with the Trust’s financial statements and related notes, which have been audited by [___], an independent registered public accounting firm, whose report along with the Trust’s financial statements and related notes, are included in the Trust’s annual Financial Statements Disclosure Document for the fiscal year ended December 31, 2025, which is available on the Trust’s website and can be delivered upon request.
Certain Funds may invest in other investment companies, including other mutual funds, exchange-traded funds, certain business development companies and closed-end funds, to an extent that requires them to include “Acquired Fund Fees and Expenses” (“AFFE”) in their Annual Fund Operating Expenses table. Because these Funds’ tables include AFFE, the Annual Fund Operating Expenses in those tables will not correlate with the Expenses Before Reductions or Expenses After Reductions in the Financial Highlights table, which do not include AFFE. The Financial Highlights table does not include AFFE because they are not direct costs of a Fund. The impact of AFFE is reflected in the Total Returns of each Fund, including those shown in the Financial Highlights table.

WHERE TO GO FOR MORE INFORMATION
The Funds are available only to people who own certain variable annuity contracts or variable life insurance policies. You will find out how an annuity contract or life insurance policy works in the product prospectus or offering memorandum. You can find more information about the Funds in the following documents:
Annual and Semi-Annual Reports and Financial Statements
The Trust’s annual and semi-annual tailored shareholder reports for the Funds included in this Prospectus and the Trust’s Form N-CSR (Certified Shareholder Report), once available, will provide additional information about each Fund’s investments. Each Fund’s annual tailored shareholder report includes a narrative discussion of the key factors that materially affected the Fund’s performance during its last fiscal year. In the Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The holdings of each Fund, financial statements, financial highlights and related notes will also be contained in the Trust’s annual and semi-annual Financial Statements Disclosure Document, which will be available on the Trust’s website and can be delivered upon request as noted below, while the annual and semi-annual tailored shareholder reports will be delivered to shareholders by Fund and by share class as well as made available on the Trust’s website.
Statement of Additional Information (“SAI”)
The SAI contains detailed information about each Fund’s investments, strategies and risks and a full description of the Trust’s policies and procedures regarding disclosure of the Funds’ portfolio holdings. The SAI is considered to be part of this Prospectus because it is incorporated herein by reference.
Information Statements
When there is a change of sub-adviser, an information statement about the new sub-adviser will be sent to shareholders and posted to the Trust’s website within 90 days of the effective date of the new sub-advisory agreement.
How to Obtain Documents
The prospectuses, the SAI, information statements, tailored shareholder reports and other regulatory documents of the Trust, once filed with the U.S. Securities and Exchange Commission, are available, free of charge, on the Trust’s website at www.pacificlife.com/PacificSelectFund.html. You may also call the telephone number(s) or send an email request to the email address provided below in “How to Contact the Trust” for a free copy of these documents.
Portfolio Holdings Information
Each Fund’s unaudited portfolio holdings information can be found at www.PacificLife.com/PacificSelectFundMonthlyHoldings.html. Month-end portfolio holdings for Funds are generally posted approximately three to five business days following month end. There may be an additional delay for certain Funds as indicated on the website. The investment adviser reserves the right to post holdings for any Fund more frequently than monthly but may resume posting monthly at its discretion. Holdings information will remain available on the website until the next period’s information is posted or longer if required by law.
How to Contact the Trust
If you have questions about the Funds or would like to obtain a copy of any of the documents noted above at no cost, you may send an email request to PSFdocumentrequest@pacificlife.com or contact us between 6 a.m. through 5 p.m. Pacific time, Monday through Friday, as follows:
Pacific Life Annuity Contract Owners: 1‑800‑722‑4448 Pacific Life Insurance Policy Owners: 1‑800‑347‑7787 PL&A Annuity Contract Owners: 1‑800‑748‑6907 PL&A Insurance Policy Owners: 1‑888‑595‑6997	Pacific Life Annuity Financial Professionals: 1‑800‑722‑2333
Pacific Life Insurance Financial Professionals: 1‑800‑347‑7787
PL&A Annuity Financial Professionals: 1‑800‑722‑2333
PL&A Insurance Financial Professionals: 1‑888‑595‑6997
How to Contact the U.S. Securities and Exchange Commission
You may also access reports and other information about a Fund on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
?
Form No.
[__]
[__]

SEC file number 811-05141

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.
PACIFIC SELECT FUNDProspectus dated [May 1, 2026]
This Prospectus tells you about certain funds of Pacific Select Fund (each a “Fund,” together the “Funds”) that offer Class P shares only. These Funds, which may also be referred to as the “Pacific Dynamix Underlying Funds,” are only available for investment by the Pacific Dynamix Portfolios (which are each a “fund of funds”) and by Pacific Life Fund Advisors LLC (“PLFA”) and certain of its affiliates. Please read this document carefully and keep it for future reference.
The investment adviser to Pacific Select Fund (the “Trust”) is PLFA. PLFA has retained other portfolio management firms (or “sub-advisers”) to manage the Funds. More information about PLFA and the sub-advisers (each a “Manager,” together the “Managers”) can be found in the About Management section of this Prospectus.
U.S. Fixed Income Funds (Class P Shares)
PD 1-3 Year Corporate Bond Portfolio
PD Aggregate Bond Index Portfolio
PD High Yield Bond Market Portfolio

U.S. Equity Funds (Class P Shares)
PD Large-Cap Growth Index Portfolio
PD Large-Cap Value Index Portfolio
PD Mid-Cap Index Portfolio
PD Small-Cap Growth Index Portfolio
PD Small-Cap Value Index Portfolio

International Equity Funds (Class P Shares)
PD Emerging Markets Index Portfolio
PD International Large-Cap Index Portfolio

You should be aware that the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. It is a criminal offense to say otherwise.

THE FUNDS OFFERED IN THIS PROSPECTUS ARE NOT AVAILABLE AS AN INVESTMENT OPTION FOR VARIABLE PRODUCTS. The Funds offered in this Prospectus are only available for investment by the Pacific Dynamix Portfolios, which are underlying investment options for variable life insurance policies and variable annuity contracts (“variable products”) issued or administered by Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), as well as by PLFA and certain of its affiliates.
2

3

PD 1-3 Year Corporate Bond Portfolio

Investment Goal
This Fund seeks investment results that correspond generally to the total return of an index that tracks the short-term U.S. corporate bond market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.17%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.26%
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$27	$84	$146	$331
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in corporate bonds. These debt securities are those that are included in the Bloomberg US 1-3 Year Corporate Bond Index (“Corporate Bond Index”) or are those securities that the sub-adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the debt securities that comprise the Corporate Bond Index. The Corporate Bond Index is designed to measure the performance of the short-term U.S. corporate bond market in that it includes publicly issued corporate U.S. debt securities and U.S. dollar-denominated corporate foreign debt securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be fixed rate or in its fixed rate term (when it is variable rate debt securities) and non-convertible. The sub-adviser seeks to match the total return of the Corporate Bond Index before taking into account Fund costs (fees and expenses).
The sub-adviser does not intend to purchase all of the securities in the Corporate Bond Index, but rather will utilize a “sampling” methodology. Sampling means that the sub-adviser will select securities that represent a sample of securities in the Corporate Bond Index that have a similar investment profile as the entire Corporate Bond Index in terms of key risk factors, performance attributes and other characteristics. The sub-adviser generally expects the Fund to hold less than the total number of securities in the Corporate Bond Index, but reserves the right to hold as many securities as it believes necessary to meet the Fund’s investment goal. The quantity of holdings in the Fund will be based on a number of factors, including the Fund’s asset size. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund may invest up to 20% of its assets in corporate bonds of U.S. and foreign issuers that are U.S. dollar-denominated and not currently in the Corporate Bond Index that have a remaining maturity of less than 1 year or greater than or equal to 3 years but less than 4 years, as long as the purchase of such corporate bonds does not cause the weighted average maturity of the Fund to be less than 1 year or greater than or equal to 3 years. Within this 20% limit, up to 10% of the Fund’s assets may be invested in corporate bonds that have a remaining maturity of less than 1 year, and up to 10% of the Fund’s assets may be invested in corporate bonds that have a remaining maturity of greater than or equal to 3 years but less than 4 years.
The Fund will not deviate from the above noted strategies at any time for any reason.
The Fund may lend its portfolio holdings to certain financial institutions.

4

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in

5

a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a corporate domestic debt market index that the Investment Adviser considers to be representative of the corporate domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers the corporate domestic debt market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 Years
Class P (incepted April 30, 2014)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Bloomberg US 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — SSGA Funds Management, Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Michael Brunell, CFA, Vice President	Since 2014 (Fund Inception)
Christopher DiStefano, Vice President	Since 2014 (Fund Inception)
David Marchetti, CFA, Vice President	Since 2020
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

6

PD Aggregate Bond Index Portfolio

Investment Goal
This Fund seeks investment results that correspond generally to the total return of an index that tracks the U.S. dollar-denominated investment grade bond market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.14%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.20%
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$20	$64	$113	$255
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). These debt securities are those that are included in the Bloomberg US Aggregate Bond Index (“Aggregate Bond Index”) or are those debt securities that the sub-adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Aggregate Bond Index, such as mortgage TBA (or “to be announced”) transactions, U.S. government and agency securities, corporate securities and mortgage-backed securities. The sub-adviser seeks to match the total return of the Aggregate Bond Index, before taking into account Fund costs (fees and expenses). The Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market.
The sub-adviser does not intend to purchase all of the securities in the Aggregate Bond Index, but rather will utilize a “sampling” methodology. Sampling means that the sub-adviser will select securities that represent a sample of securities in the Aggregate Bond Index that have a similar investment profile as the entire Aggregate Bond Index in terms of key risk factors, performance attributes and other characteristics. The sub-adviser generally expects the Fund to hold less than the total number of securities in the Aggregate Bond Index, but reserves the right to hold as many securities as it believes necessary to meet the Fund’s investment goal. The quantity of holdings in the Fund will be based on a number of factors, including the Fund’s asset size. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (also known as a sector).
The Fund will not deviate from the above noted strategies at any time for any reason.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

7

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations).

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

•
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

8

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — SSGA Funds Management, Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Marc DiCosimo, CFA, Vice President	Since 2014
Michael Przygoda, CFA, Vice President	Since 2016
Read Burns, Vice President	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.
9

PD High Yield Bond Market Portfolio

Investment Goal
This Fund seeks investment results that correspond generally to the total return of an index that tracks the U.S. high yield corporate bond market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.21%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.28%
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$29	$90	$157	$356
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk) debt instruments, including instruments with characteristics of non-investment grade debt instruments (such as derivatives). Non-investment grade (high yield/high risk) debt instruments are sometimes called “junk bonds.” These instruments are those that are included in the Bloomberg US High-Yield 2% Issuer Capped Bond Index (“High Yield Index”) or have economic characteristics similar to securities included in that index. The sub-adviser seeks to match the total return of the High Yield Index, before taking into account Fund costs (fees and expenses). The High Yield Index is an index that is an issuer constrained version of the Bloomberg US Corporate High-Yield Bond Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate taxable corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a pro-rata basis. The High Yield Index represents the securities of the U.S. dollar-denominated non-investment grade bond market.
The sub-adviser does not intend to purchase all of the securities in the High Yield Index, but rather will utilize a “sampling” methodology. Sampling means that the sub-adviser will select securities that represent a sample of securities in the High Yield Index that have a similar investment profile as the entire High Yield Index in terms of key risk factors, performance attributes and other characteristics. The sub-adviser generally expects the Fund to hold less than the total number of securities in the High Yield Index, but reserves the right to hold as many securities as it believes necessary to meet the Fund’s investment goal. The quantity of holdings in the Fund will be based on a number of factors, including the Fund’s asset size. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (also known as a sector).
The Fund will not deviate from the above noted strategies at any time for any reason.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

•
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high

10

risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.
•
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.
•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a high yield domestic debt market index that the Investment Adviser considers to be representative of the high yield domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers the high yield domestic debt market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

11

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	[__]%	[__]%	[__]%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — SSGA Funds Management, Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Michael Brunell, CFA, Vice President	Since 2010
Kyle Kelly, CFA, FRM, Vice President	Since 2014
Bradley Sullivan, CFA, Vice President	Since 2017
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.
12

PD Large-Cap Growth Index Portfolio

Investment Goal
This Fund seeks investment results that correspond to the total return of an index of large-capitalization growth companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.13%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.17%
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$17	$55	$96	$217
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark are those that are included in the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 1000 Growth Index was approximately [__] billion to $[__] trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] trillion. The sub-adviser principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks

13

corresponding investment results due to imperfect correlation between the Fund’s investments and that index.
•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

•
Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the large-capitalization growth domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

14

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — BlackRock Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jennifer Hsui, CFA, Chief Investment Officer, Managing Director and Portfolio Manager	Since 2019
Peter Sietsema, CFA, Director and Senior Portfolio Manager	Since 2023
Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.
15

PD Large-Cap Value Index Portfolio

Investment Goal
This Fund seeks investment results that correspond to the total return of an index of large-capitalization value companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.13%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.17%
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$17	$55	$96	$217
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark are those that are included in the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 1000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. The sub-adviser principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks

16

corresponding investment results due to imperfect correlation between the Fund’s investments and that index.
•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the large-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the large-capitalization value domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%

17

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — BlackRock Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jennifer Hsui, CFA, Chief Investment Officer, Managing Director and Portfolio Manager	Since 2019
Peter Sietsema, CFA, Director and Senior Portfolio Manager	Since 2023
Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.
18

PD Mid-Cap Index Portfolio

Investment Goal
This Fund seeks investment results that correspond to the total return of an index of mid-capitalization companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.14%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$19	$61	$107	$243
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations included in the Fund’s applicable benchmark index.
The securities in the Fund’s applicable benchmark index are those that are included in the Russell Midcap Index. The Russell Midcap Index measures the performance of the mid-capitalization segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range for the Russell MidCap Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. The Fund principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell Midcap Index by investing in a portfolio of securities in the Russell Midcap Index that collectively has an investment profile similar to that of the Russell Midcap Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector).
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

19

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the mid-capitalization domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	Since Inception
Class P (incepted October 23, 2020)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date) (Regulatory Index)	[__]%	[__]%	[__]%
Russell Midcap Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date)	[__]%	[__]%	[__]%

20

Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — BlackRock Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jennifer Hsui, CFA, Chief Investment Officer, Managing Director and Portfolio Manager	Since 2020 (Fund Inception)
Peter Sietsema, CFA, Director and Senior Portfolio Manager	Since 2023
Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.
21

PD Small-Cap Growth Index Portfolio

Investment Goal
This Fund seeks investment results that correspond to the total return of an index of small-capitalization growth companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.14%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.24%
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$25	$77	$135	$306
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark index are those that are included in the Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 2000 Growth Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. The sub-adviser principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Growth Index by investing in a portfolio of securities in the Russell 2000 Growth Index that collectively has an investment profile similar to that of the Russell 2000 Growth Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

22

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.
•
Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the small-capitalization growth domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

23

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — BlackRock Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jennifer Hsui, CFA, Chief Investment Officer, Managing Director and Portfolio Manager	Since 2019
Peter Sietsema, CFA, Director and Senior Portfolio Manager	Since 2023
Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.
24

PD Small-Cap Value Index Portfolio

Investment Goal
This Fund seeks investment results that correspond to the total return of an index of small-capitalization value companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.14%
Other Expenses	0.09%
Acquired Fund Fees and Expenses1	0.05%
Total Annual Fund Operating Expenses	0.28%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$29	$90	$157	$356
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark index are those that are included in the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 2000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. The sub-adviser principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Value Index by investing in a portfolio of securities in the Russell 2000 Value Index that collectively has an investment profile similar to that of the Russell 2000 Value Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

25

•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

•
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.
•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a small-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the small-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the small-capitalization value domestic equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

26

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	[__]%	[__]%	[__]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — BlackRock Investment Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jennifer Hsui, CFA, Chief Investment Officer, Managing Director and Portfolio Manager	Since 2019
Peter Sietsema, CFA, Director and Senior Portfolio Manager	Since 2023
Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.
27

PD Emerging Markets Index Portfolio

Investment Goal
This Fund seeks investment results that correspond to the total return of an index that tracks emerging stock markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.48%
Other Expenses	0.60%
Acquired Fund Fees and Expenses1	0.03%
Total Annual Fund Operating Expenses	1.11%
Less Fee Waiver2	(0.31%)
Total Annual Fund Operating Expenses after Fee Waiver	0.80%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

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2
The investment adviser has agreed to waive 0.44% of its management fee on the first $50 million of assets and waive 0.18% on all assets above $50 million through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$82	$322	$582	$1,324
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities included in the emerging markets benchmark index for the Fund and in depositary receipts representing securities included in the index. The Fund’s benchmark index is the MSCI Emerging Markets Index, which is designed to measure the equity market performance of large- and mid-capitalization securities in emerging markets.
Under normal circumstances, the Fund employs a replication strategy, which means the Fund seeks to replicate the investment results of the MSCI Emerging Markets Index by investing in substantially all of the securities represented in the MSCI Emerging Markets Index. The sub-subadviser may also utilize a statistical sampling approach to seek to replicate the returns of the MSCI Emerging Markets Index and therefore the Fund may not always hold all of the same securities as the MSCI Emerging Markets Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price to earnings ratio, price to book ratio, earnings growth, and country weightings.
The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will focus its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region to the same approximate extent as its index may focus in securities of issuers in that single country, that small number of countries, or that particular geographic region.
The Fund will not deviate from the above noted strategies at any time for any reason.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors

28

impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.
?
•
Tracking Error Risk: Performance of Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between Fund’s investments and that index.

?
•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of Fund’s investments denominated in or with exposure to that foreign currency.

•
Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

•
China Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving China, the Fund may be impacted by social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

?
•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset

29

allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.
?
•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets equity market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.
FIAM LLC and Geode Capital Management, LLC began managing the Fund on April 30, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	[__]%	[__]%	[__]%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — FIAM LLC. FIAM LLC is a Fidelity Investments company and indirect wholly owned subsidiary of FMR LLC.
Sub-subadviser — Geode Capital Management, LLC (“Geode”) serves as the sub-subadviser to the Fund. Geode is neither a subsidiary nor an affiliate of FIAM LLC. Geode chooses each investment and places orders to buy and sell each investment. The persons jointly and primarily responsible for day-to-day management of the Fund (each of whom is a Geode employee) are:
Portfolio Manager and Primary Title with Sub-subadviser	Experience with Fund
Louis Bottari, Senior Portfolio Manager	Since 2021
Peter Matthew, Senior Portfolio Manager	Since 2021
Navid Sohrabi, Senior Portfolio Manager	Since 2021
Robert Regan, Portfolio Manager	Since 2021
Payal Gupta, Portfolio Manager	Since 2021
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

30

PD International Large-Cap Index Portfolio

Investment Goal
This Fund seeks investment results that correspond to the total return of an index that tracks large-capitalization companies in foreign markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management Fee	0.21%
Other Expenses	0.09%
Acquired Fund Fees and Expenses1	0.02%
Total Annual Fund Operating Expenses	0.32%
Less Fee Waiver2	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver	0.26%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

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2
The investment adviser has agreed to waive 0.10% of its management fee on the first $100 million of assets and waive 0.05% on all assets above $100 million through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class P	$27	$97	$174	$400
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was [__]% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities included in the large-cap benchmark index for the Fund and in depositary receipts representing securities included in the index. The Fund’s applicable benchmark index is the MSCI World ex USA Large Cap Index, which is designed to measure the equity market performance of large-capitalization securities in developed markets excluding the United States.
As of December 31, 2025, the market capitalization range of the MSCI World ex USA Large Cap Index was approximately $[__] billion to $[__] trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
Under normal circumstances, the Fund employs a replication strategy, which means the Fund seeks to replicate the investment results of the MSCI World ex USA Large Cap Index by investing in substantially all of the securities represented in the MSCI World ex USA Large Cap Index. The sub-subadviser may also utilize a statistical sampling approach to attempt to replicate the returns of the MSCI World ex USA Large Cap Index and therefore the Fund may not always hold all of the same securities as the MSCI World ex USA Large Cap Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price to earnings ratio, price to book ratio, earnings growth, and country weightings.
The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will focus its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region to the same approximate extent as its index may focus in securities of issuers in that single country, that small number of countries, or that particular geographic region.
The Fund will not deviate from the above noted strategies at any time for any reason.
The Fund may lend its portfolio holdings to certain financial institutions.

31

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•
Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

•
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

•
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

•
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index that holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

•
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.
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•
Tracking Error Risk: Performance of Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between Fund’s investments and that index.

?
•
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of Fund’s investments denominated in or with exposure to that foreign currency.

•
Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

?
•
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

•
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

•
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

?
•
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

32

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based international equity market index that represents the overall international equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a large-capitalization international equity market index that the Investment Adviser considers to be representative of the large-capitalization international equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the large-capitalization international equity market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.
FIAM LLC and Geode Capital Management, LLC began managing the Fund on April 30, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: [__]: [__]%; [__]: [__]%
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class P (incepted May 1, 2009)	[__]%	[__]%	[__]%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	[__]%	[__]%	[__]%
MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes)	[__]%	[__]%	[__]%
Management
Investment Adviser — Pacific Life Fund Advisors LLC
Sub-Adviser — FIAM LLC. FIAM LLC is a Fidelity Investments company and indirect wholly owned subsidiary of FMR LLC.
Sub-subadviser — Geode Capital Management, LLC (“Geode”) serves as the sub-subadviser to the Fund. Geode is neither a subsidiary nor an affiliate of FIAM LLC. Geode chooses each investment and places orders to buy and sell each investment. The persons jointly and primarily responsible for day-to-day management of the Fund (each of whom is a Geode employee) are:
Portfolio Manager and Primary Title with Sub-subadviser	Experience with Fund
Louis Bottari, Senior Portfolio Manager	Since 2021
Peter Matthew, Senior Portfolio Manager	Since 2021
Navid Sohrabi, Senior Portfolio Manager	Since 2021
Robert Regan, Portfolio Manager	Since 2021
Payal Gupta, Portfolio Manager	Since 2021
Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to the Additional Summary Information section on page [__] of this Prospectus.

33

ADDITIONAL SUMMARY INFORMATION
Purchase and Sale of Fund Shares
Class P shares of each Pacific Dynamix Underlying Fund offered in this Prospectus are offered at net asset value (“NAV”) and are only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.
Tax Information
Because the only shareholders of the Pacific Dynamix Underlying Funds are the Pacific Dynamix Portfolios (which are offered in a separate prospectus), PLFA and certain of its affiliates, no discussion is included here about the federal income tax consequences at the shareholder level. The federal income tax consequences for purchasers of a variable product are described in the prospectus for the variable product.
Payments to Broker-Dealers and Other Financial Intermediaries
Pacific Select Distributors, LLC (“PSD” or the “Distributor”), the distributor for the Funds and for the variable products, pays commissions and related compensation to the broker-dealers or other financial intermediaries (such as insurance companies) that sell the variable products. The Pacific Dynamix Underlying Funds, which offer Class P shares only, do not pay a service fee to PSD. Service fees (if any) are paid by the Pacific Dynamix Portfolios to PSD.
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
The following provides general investment information that applies to all Funds offered in this Prospectus, unless otherwise noted. For a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ holdings and about each Fund’s non-principal investment strategies and descriptions of securities, see the Trust’s Statement of Additional Information (“SAI”).
General Investment Information
Each Fund is subject to regulation under the Investment Company Act of 1940, as amended (“1940 Act”), and is classified as diversified under the 1940 Act, unless otherwise noted. Although some of the Funds may have names or investment goals that resemble other mutual funds managed by the same Manager, they may not have the same underlying holdings or performance as those other mutual funds. Each Fund’s investment goal is non-fundamental and may be changed without shareholder approval. Unless a particular investment policy is identified as fundamental in the SAI, the Trust’s board of trustees (“Board”) may change investment policies of a Fund without shareholder approval. Generally, there are changes to a Fund’s investment policies when an existing Manager is replaced, to reflect the new Manager’s investment style and practices.
A Fund may have investment policies on the amount that it can invest in certain kinds of securities, certain countries, credit ratings or capitalizations of securities. A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares outstanding. Since companies’ market capitalizations fluctuate due to price volatility, capitalization ranges of the indices used to determine eligibility may be affected. Therefore, the capitalization ranges may be modified from time to time. Capitalization is determined at time of investment. Accordingly, a Fund which invests principally in the securities of large-capitalization companies may continue to hold those securities even if they become mid-capitalization companies. For example, when the benchmark index for the PD Large-Cap Growth Index Portfolio is periodically reconstituted by the index provider, the Fund may hold a significant number of holdings with capitalizations that are no longer within the capitalization range of the index. Some investment policies are in place due to regulatory requirements relating to the name of the particular Fund (“Name Test Policy”) and impose an 80% investment minimum. The Name Test Policy is applied to a Fund’s net assets, plus the amount of any borrowings for investment purposes. Other than for the Name Test Policy, if net assets are not specified, then percentage limits refer to a Fund’s total assets. Please see the SAI for additional information on the Name Test Policy.
Duration is a mathematical measure of a Fund’s or security’s price sensitivity to changes in interest rates. Each year of duration represents an expected 1% change in the net asset value of a Fund or security for every 1% change in interest rates. So the longer a Fund’s or security’s duration, the more sensitive it will be to changes in interest rates. As such, a Fund with a long average duration (generally above 10 years) or intermediate average duration (generally between 3 and 10 years) will be more sensitive to changes in interest rates than a Fund with a short average duration (generally less than 3 years). For example, if a Fund has a weighted average duration of 5 years, its net asset value would be expected to fall about 5% when interest rates rise by 1%. Duration is not necessarily equal to maturity. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration factors in the pattern of all payments of interest and principal over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of floating rate securities).
The Pacific Dynamix Underlying Funds are available for investment by the Pacific Dynamix Portfolios, which are funds that invest in other funds of the Trust to seek their investment goals (each, a “fund of funds”). Changes to the target allocations or rebalancing of a Pacific Dynamix Portfolio can result in the transfer of assets from one Pacific Dynamix Underlying Fund to another. The purchase
34

and redemption of Pacific Dynamix Underlying Fund shares by a Pacific Dynamix Portfolio may cause the Pacific Dynamix Underlying Fund to buy and sell portfolio investments which could result in a higher portfolio turnover rate. In order to gain market exposure efficiently when managing cash flows in connection with allocation changes for a Pacific Dynamix Portfolio (including periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds), a Pacific Dynamix Underlying Fund may temporarily use or increase its use of derivatives, such as futures contracts, which (if principally used) can temporarily subject such Pacific Dynamix Underlying Fund to derivatives risk and leverage risk.
The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments, investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of investment. Accordingly, a Pacific Dynamix Underlying Fund that uses such instruments may have a higher portfolio turnover rate than as disclosed in its Fund summary. High portfolio turnover rates may cause a Fund to incur higher levels of brokerage fees and commissions, which may reduce performance.
In connection with the commencement of operations for a new Fund or during a change in Manager (including the addition or removal of a co-Manager) for an existing Fund, a Fund may temporarily deviate from investment guidelines (including the use of derivatives, such as futures, as well as holdings in cash and cash equivalents) in order to reasonably and economically obtain market exposure and manage cash flows. As a result of a change in Manager (including the addition/removal of a co-Manager), certain investment strategies of a Fund may change as described in a supplement that will be provided to impacted shareholders in advance of this transition. In order to facilitate these changes, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations received from the pending new Manager. PLFA, the investment adviser to the Funds, may begin this transitioning prior to the transition effective date if PLFA determines that doing so is in the best interest of Fund shareholders. The commencement of operations for a new Fund or a change in Manager may also result in a Fund temporarily experiencing a high portfolio turnover rate. A new Fund may also not succeed in achieving an economically viable asset size, which may result in its liquidation.
Each Fund is impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund. To address this risk, unless otherwise noted, all Funds may hold some cash or cash equivalents for redemption purposes.
Each Fund may hold illiquid investments from time to time, depending upon market conditions and events. An illiquid investment is defined as an investment not reasonably expected to be sold or disposed of under current market conditions in seven calendar days or less without significantly changing the value of the investment. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. Once the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, PLFA will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.
All risks described in this Additional Information About Principal Investment Strategies and Principal Risks section are listed alphabetically for reader ease and not by importance of the risk to the Funds as they are in the Fund Summaries sections. The following provides additional information about the principal investment strategies and principal risks described in the Fund Summaries sections at the beginning of this Prospectus.
PD 1-3 Year Corporate Bond Portfolio
Investment Goal
This Fund seeks investment results that correspond generally to the total return of an index that tracks the short-term U.S. corporate bond market.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in corporate bonds. These debt securities are those that are included in the Bloomberg US 1-3 Year Corporate Bond Index (“Corporate Bond Index”) or are those securities that the sub-adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the debt securities that comprise the Corporate Bond Index. The Corporate Bond Index is designed to measure the performance of the short-term U.S. corporate bond market in that it includes publicly issued corporate U.S. debt securities and U.S. dollar-denominated corporate foreign debt securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be fixed rate or in its fixed rate term (when it is variable rate debt securities) and non-convertible. The sub-adviser seeks to match the total return of the Corporate Bond Index before taking into account Fund costs (fees and expenses).
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
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The sub-adviser does not intend to purchase all of the securities in the Corporate Bond Index, but rather will utilize a “sampling” methodology. Sampling means that the sub-adviser will select securities that represent a sample of securities in the Corporate Bond Index that have a similar investment profile as the entire Corporate Bond Index in terms of key risk factors, performance attributes and other characteristics. The sub-adviser generally expects the Fund to hold less than the total number of securities in the Corporate Bond Index, but reserves the right to hold as many securities as it believes necessary to meet the Fund’s investment goal. The quantity of holdings in the Fund will be based on a number of factors, including the Fund’s asset size. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries. [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund may invest up to 20% of its assets in corporate bonds of U.S. and foreign issuers that are U.S. dollar-denominated and not currently in the Corporate Bond Index that have a remaining maturity of less than 1 year or greater than or equal to 3 years but less than 4 years, as long as the purchase of such corporate bonds does not cause the weighted average maturity of the Fund to be less than 1 year or greater than or equal to 3 years. Within this 20% limit, up to 10% of the Fund’s assets may be invested in corporate bonds that have a remaining maturity of less than 1 year, and up to 10% of the Fund’s assets may be invested in corporate bonds that have a remaining maturity of greater than or equal to 3 years but less than 4 years.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Credit Risk

•
Debt Securities Risk

•
Financial Sector Risk

•
Foreign (Non-U.S.) Markets Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Interest Rate Risk

•
Liquidity Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Tracking Error Risk

•
Underlying Fund Risk

PD Aggregate Bond Index Portfolio
Investment Goal
This Fund seeks investment results that correspond generally to the total return of an index that tracks the U.S. dollar-denominated investment grade bond market.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). These debt securities are those that are included in the Bloomberg US Aggregate Bond Index (“Aggregate Bond Index”) or are those debt securities that the sub-adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Aggregate Bond Index, such as mortgage TBA (or “to be announced”) transactions, U.S. government and agency securities, corporate securities and mortgage-backed securities. The sub-adviser seeks to match the total return of the Aggregate Bond Index, before taking into account Fund costs (fees and expenses). The Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
The sub-adviser does not intend to purchase all of the securities in the Aggregate Bond Index, but rather will utilize a “sampling” methodology. Sampling means that the sub-adviser will select securities that represent a sample of securities in the Aggregate Bond Index that have a similar investment profile as the entire Aggregate Bond Index in terms of key risk factors, performance attributes and other characteristics. The sub-adviser generally expects the Fund to hold less than the total number of securities in the Aggregate Bond Index, but reserves the right to hold as many securities as it believes necessary to meet the Fund’s investment goal. The quantity of holdings in the Fund will be based on a number of factors, including the Fund’s asset size. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (also known as a sector). The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
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Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Credit Risk

•
Debt Securities Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Interest Rate Risk

•
Liquidity Risk

•
Mortgage-Related and Other Asset-Backed Securities Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Tracking Error Risk

•
Underlying Fund Risk

•
U.S. Government Securities Risk

PD High Yield Bond Market Portfolio
Investment Goal
This Fund seeks investment results that correspond generally to the total return of an index that tracks the U.S. high yield corporate bond market.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk) debt instruments, including instruments with characteristics of non-investment grade debt instruments (such as derivatives). Non-investment grade (high yield/high risk) debt instruments are sometimes called “junk bonds.” These instruments are those that are included in the Bloomberg US High-Yield 2% Issuer Capped Bond Index (“High Yield Index”) or have economic characteristics similar to securities included in that index. The sub-adviser seeks to match the total return of the High Yield Index, before taking into account Fund costs (fees and expenses). The High Yield Index is an index that is an issuer constrained version of the Bloomberg US Corporate High-Yield Bond Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate taxable corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a pro-rata basis. The High Yield Index represents the securities of the U.S. dollar-denominated non-investment grade bond market.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
The sub-adviser does not intend to purchase all of the securities in the High Yield Index, but rather will utilize a “sampling” methodology. Sampling means that the sub-adviser will select securities that represent a sample of securities in the High Yield Index that have a similar investment profile as the entire High Yield Index in terms of key risk factors, performance attributes and other characteristics. The sub-adviser generally expects the Fund to hold less than the total number of securities in the High Yield Index, but reserves the right to hold as many securities as it believes necessary to meet the Fund’s investment goal. The quantity of holdings in the Fund will be based on a number of factors, including the Fund’s asset size. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (also known as a sector). The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Credit Risk

•
Debt Securities Risk

•
High Yield/High Risk or “Junk” Securities Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Interest Rate Risk

•
Liquidity Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Tracking Error Risk

•
Underlying Fund Risk

PD Large-Cap Growth Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of large-capitalization growth companies.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). These
37

securities are those that are included in the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 1000 Growth Index was approximately [__] billion to $[__] trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] trillion. The sub-adviser principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Technology sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The sub-adviser periodically reviews and rebalances the Fund’s investments to more closely track the performance of the index. For example, the sub-adviser may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, when the index administrator fully reconstitutes the index on an annual basis, the sub-adviser will in turn adjust the Fund’s investments accordingly (generally not later than when the index is reconstituted although not necessarily simultaneous with the index reconstitution). Index reconstitution is a systematic procedure by which the index’s representation of the markets or market segments reflects new market information. The sub-adviser will not, however, actively manage the Fund or carry out a financial analysis of its holdings.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Equity Securities Risk

•
Growth Companies Risk

•
Industry Concentration Risk

•
Large-Capitalization Companies Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Technology Sector Risk

•
Tracking Error Risk

•
Underlying Fund Risk

PD Large-Cap Value Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of large-capitalization value companies.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). These securities are those that are included in the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 1000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. The sub-adviser principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The sub-adviser periodically reviews and rebalances the Fund’s investments to more closely track the performance of the index. For example, the sub-adviser may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, when the index administrator fully reconstitutes the index on an annual basis, the sub-adviser will in turn adjust
38

the Fund’s investments accordingly (generally not later than when the index is reconstituted although not necessarily simultaneous with the index reconstitution). Index reconstitution is a systematic procedure by which the index’s representation of the markets or market segments reflects new market information. The sub-adviser will not, however, actively manage the Fund or carry out a financial analysis of its holdings.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Equity Securities Risk

•
Financial Sector Risk

•
Industry Concentration Risk

•
Large-Capitalization Companies Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Tracking Error Risk

•
Underlying Fund Risk

•
Value Companies Risk

PD Mid-Cap Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of mid-capitalization companies.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations included in the Fund’s applicable benchmark index.
These securities are those that are included in the Russell Midcap Index. The Russell Midcap Index measures the performance of the mid-capitalization segment of the U.S. equity universe and includes approximately 800 of the smallest companies in the Russell 1000 Index. As of December 31, 2025, the market capitalization range for the Russell MidCap Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. The Fund principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell Midcap Index by investing in a portfolio of securities in the Russell Midcap Index that collectively has an investment profile similar to that of the Russell Midcap Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s applicable benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The sub-adviser periodically reviews and rebalances the Fund’s investments to more closely track the performance of the index. For example, the sub-adviser may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, when the index administrator fully reconstitutes the index on an annual basis, the sub-adviser will in turn adjust the Fund’s investments accordingly (generally not later than when the index is reconstituted although not necessarily simultaneous with the index reconstitution). Index reconstitution is a systematic procedure by which the index’s representation of the markets or market segments reflects new market information. The sub-adviser will not, however, actively manage the Fund or carry out a financial analysis of its holdings.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
39

The sub-adviser will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The principal risks below are described in the Additional Information About Principal Risks section of this Prospectus.
•
Equity Securities Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Mid-Capitalization Companies Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Tracking Error Risk

•
Underlying Fund Risk

PD Small-Cap Growth Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of small-capitalization growth companies.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). These securities are those that are included in the Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 2000 Growth Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. The sub-adviser principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Growth Index by investing in a portfolio of securities in the Russell 2000 Growth Index that collectively has an investment profile similar to that of the Russell 2000 Growth Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s applicable benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The sub-adviser periodically reviews and rebalances the Fund’s investments to more closely track the performance of the index. For example, the sub-adviser may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, when the index administrator fully reconstitutes the index on an annual basis, the sub-adviser will in turn adjust the Fund’s investments accordingly (generally not later than when the index is reconstituted although not necessarily simultaneous with the index reconstitution). Index reconstitution is a systematic procedure by which the index’s representation of the markets or market segments reflects new market information. The sub-adviser will not, however, actively manage the Fund or carry out a financial analysis of its holdings.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide an investment result that correspond to the total return of its respective benchmark index.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Consumer Non-Cyclical Sector Risk

•
Equity Securities Risk

40

•
Growth Companies Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Liquidity Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Tracking Error Risk

•
Underlying Fund Risk

PD Small-Cap Value Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of small-capitalization value companies.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). These securities are those that are included in the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2025, the market capitalization range of the Russell 2000 Value Index was approximately $[__] million to $[__] billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion. The sub-adviser principally invests in common stock.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell 2000 Value Index by investing in a portfolio of securities in the Russell 2000 Value Index that collectively has an investment profile similar to that of the Russell 2000 Value Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s applicable benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The sub-adviser periodically reviews and rebalances the Fund’s investments to more closely track the performance of the index. For example, the sub-adviser may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, when the index administrator fully reconstitutes the index on an annual basis, the sub-adviser will in turn adjust the Fund’s investments accordingly (generally not later than when the index is reconstituted although not necessarily simultaneous with the index reconstitution). Index reconstitution is a systematic procedure by which the index’s representation of the markets or market segments reflects new market information. The sub-adviser will not, however, actively manage the Fund or carry out a financial analysis of its holdings.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
•
Equity Securities Risk

•
Financial Sector Risk

•
Index Sampling Risk

•
Industry Concentration Risk

•
Liquidity Risk

•
Non-Diversification Risk

•
Passive Management Risk

•
Securities Lending Risk

•
Small-Capitalization Companies Risk

•
Tracking Error Risk

•
Underlying Fund Risk

•
Value Companies Risk

41

PD Emerging Markets Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index that tracks emerging stock markets.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities included in the emerging markets benchmark index for the Fund and in depositary receipts representing securities included in the index. The Fund’s benchmark index is the MSCI Emerging Markets Index, which is designed to measure the equity market performance of large- and mid-capitalization securities in emerging markets.
Under normal circumstances, the Fund employs a replication strategy, which means the Fund seeks to replicate the investment results of the MSCI Emerging Markets Index by investing in substantially all of the securities represented in the MSCI Emerging Markets Index. The sub-subadviser may utilize a statistical sampling approach to attempt to replicate the returns of the MSCI Emerging Markets Index and therefore the Fund may not always hold all of the same securities as the MSCI Emerging Markets Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price to earnings ratio, price to book ratio, earnings growth, and country weightings.
The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The sub-subadviser periodically reviews and rebalances the Fund’s investments to more closely track the performance of the index. For example, the sub-subadviser may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, when the index administrator fully reconstitutes the index on a predetermined schedule, typically quarterly, the sub-subadviser will in turn adjust the Fund’s investments accordingly (generally not later than when the index is reconstituted although not necessarily simultaneous with the index reconstitution). Index reconstitution is a systematic procedure by which the index’s representation of the markets or market segments reflects new market information. The sub-subadviser will not, however, actively manage the Fund or carry out a financial analysis of its holdings.
The Fund will focus its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region to the same approximate extent as its index may focus in securities of issuers in that single country, in that small number of countries, or in that particular geographic region (such as China).
The Fund’s top five risk exposures by country and their approximate percentage of the Fund’s net assets as of December 31, 2025 (as determined by a third party that is not affiliated with the Fund or its Investment Adviser) were: [___]. In determining country of risk exposure, the third party considers factors such as reporting currency, sales/revenue, and the location of management of each issuer. The third-party source identifies only one country of risk per issuer. There may be other countries of risk to which an issuer is exposed, but the country identified is expected to be the primary country of risk for that issuer. (An issuer is generally subject to greater country risk based on where it is economically tied rather than where it is formed or incorporated.) The third party’s criteria for determining country of risk exposure may be different than that used by the sub-adviser or sub-subadviser to determine the Fund’s investments, but the top five exposure percentages are not expected to be significantly different if they were determined using the sub-adviser’s or sub-subadviser’s criteria.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
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China Risk

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Currency Risk

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Emerging Markets Risk

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Equity Securities Risk

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Financial Sector Risk

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Foreign (Non-U.S.) Markets Risk

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Geographic Focus Risk

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Index Sampling Risk

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Industry Concentration Risk

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Large-Capitalization Companies Risk

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Liquidity Risk

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Mid-Capitalization Companies Risk

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Passive Management Risk

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Securities Lending Risk

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Tracking Error Risk

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Underlying Fund Risk

PD International Large-Cap Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index that tracks large-capitalization companies in foreign markets.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities included in the large-cap benchmark index for the Fund and in depositary receipts representing securities included in the index. The Fund’s applicable benchmark index is the MSCI World ex USA Large Cap Index, which is designed to measure the equity market performance of large-capitalization securities in developed markets excluding the United States. As of December 31, 2025, the market capitalization range of the MSCI World ex USA Large Cap Index was approximately $[__] billion to $[__] trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $[__] billion.
Under normal circumstances, the Fund employs a replication strategy, which means the Fund seeks to replicate the investment results of the MSCI World ex USA Large Cap Index by investing in substantially all of the securities represented in the MSCI World ex USA Large Cap Index. The sub-subadviser may also utilize a statistical sampling approach to attempt to replicate the returns of the MSCI World ex USA Large Cap Index and therefore the Fund may not always hold all of the same securities as the MSCI World ex USA Large Cap Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price to earnings ratio, price to book ratio, earnings growth, and country weightings.
The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector). [As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.] The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The sub-subadviser periodically reviews and rebalances the Fund’s investments to more closely track the performance of the index. For example, the sub-subadviser may make adjustments as a result of cash flows, changes in industry weightings compared to the index, and other factors. In addition, when the index administrator fully reconstitutes the index on a predetermined schedule, typically quarterly, the sub-subadviser will in turn adjust the Fund’s investments accordingly (generally not later than when the index is reconstituted although not necessarily simultaneous with the index reconstitution). Index reconstitution is a systematic procedure by which the index’s representation of the markets or market segments reflects new market information. The sub-subadviser will not, however, actively manage the Fund or carry out a financial analysis of its holdings.
The Fund will focus its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region to the same approximate extent as its index may focus in securities of issuers in that single country, that small number of countries, or that particular geographic region.
The Fund’s top five risk exposures by country and their approximate percentage of the Fund’s net assets as of December 31, 2025 (as determined by a third party that is not affiliated with the Fund or its Investment Adviser) were: [___]. In determining country of risk exposure, the third party considers factors such as reporting currency, sales/revenue, and the location of management of each issuer. The third-party source identifies only one country of risk per issuer. There may be other countries of risk to which an issuer is exposed, but the country identified is expected to be the primary country of risk for that issuer. (An issuer is generally subject to greater country risk based on where its economic ties are rather than where it is formed or incorporated.) The third party’s criteria for determining country of risk exposure may be different than that used by the sub-adviser or sub-subadviser to determine the Fund’s investments, but the top five exposure percentages are not expected to be significantly different if they were determined using the sub-adviser’s or sub-subadviser’s criteria.
As an index fund, the Fund is passively managed and not managed according to traditional methods of  “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund seeks to provide investment results that correspond to the total return of its respective benchmark index.
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund is not subject to temporary defensive positioning.
The Fund may lend its portfolio holdings to certain financial institutions.
Principal Risks:
The following principal risks are described in the Additional Information About Principal Risks section of this Prospectus.
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Currency Risk

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Equity Securities Risk

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Financial Sector Risk

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Foreign (Non U.S.) Markets Risk

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Geographic Focus Risk

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Index Sampling Risk

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Industry Concentration Risk

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Large-Capitalization Companies Risk

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Liquidity Risk

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Passive Management Risk

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Securities Lending Risk

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Tracking Error Risk

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Underlying Fund Risk

Additional Information About Principal Risks
Risk is the chance that you will lose money on an investment, or that it will not earn as much as you would expect. Every mutual fund has some degree of risk depending on its investments and strategies. The following provides additional information about the principal risks of the Funds identified in the Fund Summaries section.
Performance of a Fund will vary — Performance is affected by changes in the economy and financial markets. The value of a Fund changes as its asset values go up or down. The value of your shares will fluctuate, and when redeemed, may be worth more or less than the original cost. The timing of your investment may also affect performance.
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China Risk: A Fund that has principal exposure to investments (both directly and indirectly) involving the People’s Republic of China may be impacted by social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

The Chinese government exercises significant control over China’s economy. Risks associated with investing in companies located or operating in China include nationalization, expropriation, and confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts and social unrest or confrontations (internally or with other countries); frequent trading suspensions and government intervention, inflation, currency fluctuations and fluctuations in interest rates that may have negative effects on the economy and securities markets of China; pricing anomalies resulting from governmental influence; a lack of publicly available information and/or political and social instability; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Changes in applicable Chinese tax law could impact the profits of the Fund, directly or indirectly. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for a Fund.
Export growth continues to be a major driver of China’s rapid economic growth. A reduction in spending on Chinese products and services, strained international relations including the institution of tariffs or other trade barriers (including heightened trade tensions between China and the United States), a heightened sensitivity to global trade, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy which in turn could impact the Chinese holdings of a Fund.
Certain securities issued by companies located or operating in China, such as “China A-shares” that trade on one of the Chinese stock exchanges, are subject to trading restrictions as well as clearing and settlement risks, which may make direct investments in China impractical or impossible. Funds that invest directly in China A shares through Stock Connect (a cross-boundary investment channel allowing international and mainland Chinese investors to trade securities in each other’s markets) will be subject to risks such as sudden changes in quota limitations, application of trading suspensions, differences in trading days between markets, operational risk, clearing and settlement risk and regulatory and taxation risk. In addition, pursuant to an Executive Order together with guidance provided by the Office of Foreign Asset Control (“OFAC”) interpreting that Order (together, the “Executive Order”), U.S. mutual funds such as the Trust will be prohibited from conducting transactions in certain Chinese securities as identified in the Executive Order but may divest any such holdings as permitted under the Executive Order. Additional actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Chinese law prohibits non-Chinese investors, like a Fund, from investing in certain Chinese companies. Many of these Chinese companies obtain foreign investment through variable interest entity (“VIE”) structures. In a VIE structure, a Chinese operating company will establish an offshore entity that is available for investment by non-Chinese investors. The Chinese company will enter into contractual arrangements with the offshore entity that provide the offshore entity and its investors with economic exposure to the Chinese company, but do not provide the offshore entity and its investors with equity interests in the Chinese company.
A Fund’s investment in a VIE structure is subject to various risks. Although VIE structures have operated for some time, they have not been specifically approved by Chinese authorities. As a result, Chinese authorities may limit the ability of a Chinese company to participate in a VIE structure or impair the contractual arrangements between a Chinese company and the offshore entity. In addition, there can be no guarantee that the Chinese company will honor its contractual arrangements with the offshore entity, or that the contractual arrangements will provide the desired economic exposure to the Chinese company. The offshore entity and its investors may have little or no recourse for actions taken by the Chinese company that harm the offshore entity and its investors. Moreover, VIE structures that are listed for trading on U.S. exchanges may be delisted or prohibited from trading if they do not meet certain legal and regulatory requirements. If any of the foregoing were to occur to a VIE structure in which a Fund invests, the market value of the Fund’s investment could be severely diminished or eliminated.
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Consumer Non-Cyclical Sector Risk: Companies in the Consumer Non-cyclical products and services sector (which are generally considered essential staples) may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, disposable household income and consumer spending, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant net asset value (“NAV”) deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.

Even though certain securities may be collateralized, there is no assurance that the liquidation of any collateral would satisfy interest and/or principal payments due to a Fund on such securities, or that such collateral could be easily liquidated in the event of a default. Such collateral may be difficult to identify and/or value, and if the value of the underlying collateral depreciates, recovery upon default may be difficult to realize. A Fund’s debt investments (also known as debt securities, debt obligations and debt instruments) may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or, if unrated, determined by the Manager to be of comparable quality. High Quality Debt Instruments are those rated in one of the two highest rating categories (the highest category for commercial paper) or if unrated, are of comparable quality as determined by the Manager. Investment Grade Debt Instruments are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Manager. Non-investment Grade (High Yield/High Risk) Debt Instruments(sometimes called “junk bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative and are more likely to default with respect to the issuer’s ability to repay principal and interest than higher rated securities. Ratings of CCC for Fitch and S&P, or Caa for Moody’s, indicate a current vulnerability for default (“stressed”). Ratings below those levels indicate a higher vulnerability to default (“distressed”) or default itself. A rating of D for S&P indicates that the security has defaulted.
Ratings are provided by credit rating agencies which specialize in evaluating credit risk, but there is no guarantee that a highly rated debt instrument will not default or be downgraded due to adverse market events or other developments affecting the issuer or counterparty, such as a sharp rise in prevailing short-term interest rates or adverse developments in the banking industry. Each agency applies its own methodology in measuring creditworthiness and uses a specific rating scale to publish its ratings opinions. Ratings tables for three of the most commonly used Nationally Recognized Statistical Rating Organizations (“Rating Agencies”) and each of their categories of investment grade debt and non-investment grade debt are described in the following table. For further information regarding ratings, please see Appendix A of the Trust’s SAI.
Credit Ratings Chart
		Standard & Poor’s1,3	Moody’s2	Fitch1,3
Long-term ratings	Investment grade debt categories	AAA	Aaa	AAA
		AA	Aa	AA
		A	A	A
		BBB	Baa	BBB
	Non-investment grade debt (sometimes called “junk bonds”) categories	BB	Ba	BB
		B	B	B
		CCC	Caa	CCC
		CC	Ca	CC
		C	C	C
		D	—	—
Short-term ratings	Highest three ratings	A-1	P-1	F1
		A-2	P-2	F2
		A-3	P-3	F3
	Other ratings	B	NP	B
		B-1		C
		B-2		RD
		B-3		D
C
D

1
Long-term ratings by Standard & Poor’s and Fitch from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. For example, BBB- is the lowest investment grade; BB+ is the highest non-investment grade.

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2
Moody’s adds numerical modifiers 1, 2, and 3 to each generic bond rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. For example, Baa3 is the lowest investment grade; Ba1 is the highest non-investment grade.

3
Short-term ratings within the A-1 and F1 categories may be designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

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Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Fund’s investments denominated in or with exposure to that foreign currency. For Funds that may hold short currency exposure, an appreciation in the value of the currency shorted would incur a loss for the Fund. As a currency control, certain countries aim to fix (or “peg” or “manage”) the exchange rates of their currencies against other countries’ currencies (the reference currency), rather than allowing them to fluctuate based on market forces. A pegged currency typically has a very narrow band of fluctuation (or a completely fixed rate) against the value of its reference currency and, as a result, may experience sudden and significant decline in value if the reference currency also declines in value. A managed currency establishes minimum exchange rates against its reference currency and, as a result, is not allowed to fall below a certain level against the reference currency but can rise above the reference currency’s value. There is no guarantee that these currency controls will remain in place and if these exchange rates were allowed to fluctuate based on market forces (for instance, a currency is “de-pegged” against its reference currency), there can be large losses as a result of exchange rates movements, which may adversely impact a Fund’s returns. In addition, the use of foreign exchange contracts (such as forward foreign currency contracts) to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk and credit risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Information, including financial information, about companies in emerging markets may be less available and reliable which can impede a Fund’s ability to evaluate companies in emerging markets. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. If an international body (such as the United Nations) or a sovereign state (such as the United States) imposes economic sanctions, trade embargoes or other restrictions against a government of an emerging market country or issuers, a Fund’s investments in issuers subject to such restrictions may be frozen or otherwise suspended or restricted, prohibiting or impeding the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from or impeded in investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund.

Governments in emerging market countries may also intervene in their economies and financial markets to a greater degree than more developed countries. Such government intervention could cause issuers in emerging markets to have limited reliable access to capital and cause the Fund to be unable to access or transact in its investments in such markets, including cash holdings. Greater governmental control could also require repatriation of sales proceeds. The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. This may include limiting the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB registered accounting firms located in certain emerging market countries; restricting the ability of U.S authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.
A Fund may be exposed to this risk by directly investing in companies domiciled in emerging market countries or indirectly, by investing in companies domiciled in developed market countries which either invest in or conduct a portion of their businesses in emerging market countries or by investing in securities denominated in emerging market currencies. The PD Emerging Markets Index
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Portfolio’s investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities that represent interests in a foreign (non-U.S.) company’s securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter, are subject to the same risks of investments in emerging market countries described above. In addition, these securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
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Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

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Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or as a result of increased competition. During a general market downturn or other crises affecting the financial services industry or banking sector, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even declare bankruptcy and/or cease operations. These actions may cause the securities of a financial services company to experience dramatic declines in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

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Foreign (Non-U.S.) Markets Risk: Investments in securities of foreign issuers and securities of companies with significant foreign exposure, including securities denominated in foreign currencies, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of the relevant foreign market. Political, social, and economic instability, the impact of economic sanctions, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in a country’s economy. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Foreign countries may also have different auditing standards than the U.S. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. If the United States imposes economic sanctions against a foreign government or issuers, a Fund’s investments in issuers subject to such sanctions may be frozen, prohibiting the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities that represent interests in a foreign (non-U.S.) company’s securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter, are subject to the same risks of investments in securities of foreign issuers and securities of companies with significant foreign exposure described above. In addition, these securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. Any of these events and other socio-political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.
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Geographic Focus Risk: If a Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk due to fewer market participants (buyers/sellers of these assets) and less capital available to market makers (broker-dealers) as compared to higher rated securities, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities. Non-investment grade debt instruments may include securities that are stressed, distressed or in default and are subject to credit risk.

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Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which the Fund seeks corresponding investment results as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index (for the Funds managed by BlackRock Investment Management, LLC) or of other funds that purchased all or substantially all of the securities in the same index (for the Funds managed by SSGA Funds Management, Inc. and Geode).

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Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes a Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Fund may be subject to heightened levels of interest rate risk. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns.

Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable (also known as variable) interest rates. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.
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Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. Large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Liquidity Risk: Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as

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loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair a Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s net asset value. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests. If needed, each Fund (other than a Fund sub-advised by SSGA Funds Management, Inc., or a fund of funds of the Trust) may draw upon a line of credit facility that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests by a Fund shareholder or purchase and sell investments for the Fund; however, these actions may increase expense to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress.
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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization (also known as “medium capitalization”) companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid.

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Extension Risk — Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed or other asset-backed securities, making them more sensitive to changes in interest rates and making any Fund holding such securities more volatile. This is because when interest rates rise, the issuer of a security held by a Fund may make principal payments on that security on a delayed basis. Such delayed principal payments decrease the value of the security. In addition, as payments are received later than agreed upon, a Fund may miss or postpone the opportunity to reinvest in higher yielding investments.

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Interest Rate Risk — When interest rates rise, borrowers with variable interest rate loans may not be able to repay their loans at the higher interest rates. This could cause an increase in defaults and decrease the value of certain mortgage-related or other asset-backed securities.

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Subprime Risk — Mortgage-related securities may have exposure to subprime loans and subprime mortgages, which are loans or mortgages made to borrowers with lower credit ratings. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, holdings in non-investment grade (high yield/high risk) asset-backed securities, including mortgage pools with exposure to subprime loans or mortgages, have a greater risk of being or becoming less liquid than other debt securities, especially when the economy is not robust, during market downturns, or when credit is tight. Other asset-backed securities may also be subject to exposure resulting from loans to borrowers with lower credit ratings, who pose a higher level of default risk.

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Prepayment Risk — In addition, adjustable and fixed rate mortgage-related or other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages (or other debt obligations) sooner than expected. This can reduce a Fund’s returns because it may have to reinvest that money at the lower prevailing interest rates.

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Call Risk — Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. This call risk typically occurs when interest rates are declining.

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U.S. Government Securities Risk — Mortgage-backed securities may be issued by the U.S. government, which are subject to U.S. government securities risk.

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Issuer Risk — Mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. Timely payment of interest and principal of non-governmental issuers is supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer, and there can be no assurance that these private insurers can meet their obligations under the policies.

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Non-Diversification Risk: A fund that attempts to track the composition of an index for which it seeks corresponding investment results may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified, and as a result may become non-diversified under the 1940 Act. Being non-diversified increases the risk that a Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on that Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent a fund from being managed as though it were a diversified fund.

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Passive Management Risk: Regardless of performance, a passively managed (or index) fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which generally seeks to outperform an index. As a result, an index fund generally holds constituent securities of the index for which the Fund seeks corresponding investment results regardless of the current or projected performance of the applicable security, industry or market sector, which could cause the index fund’s return to be lower than if the fund were actively managed. The fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

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Securities Lending Risk: The Funds participate in the Trust’s securities lending program, consistent with applicable regulatory requirements and lending limits, whereby Fund holdings may be loaned to approved brokers, dealers or qualified financial institutions and such borrowers are required to secure the loans continuously with collateral that meets certain guidelines and regulations. There is a risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value or additional collateral will not be received from a borrower (if the security is not timely returned). To the extent that a Fund’s collateral is invested (subject to reinvestment guidelines approved by the Trust), such investment may decline in value, default or not perform as expected, with the Fund bearing any resulting loss. There is also a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral or delay in recovery of the collateral should the borrower become insolvent or not meet its contractual obligations. The Trust’s securities lending program agent contractually agrees with the Trust to indemnify the Funds against a borrower’s failure to return the loaned securities due to a borrower’s default; such indemnification may not fully cover any loss experienced. In addition, if a Fund’s securities are sold while out on loan, there is a possibility that the sale transaction will not settle in the usual manner, causing additional expenses to that Fund. A Fund retains beneficial ownership and all economic benefits of the securities it has loaned, such as receipt of interest and dividends paid by the securities and any price appreciation, but does not have proxy voting rights with respect to loaned securities. There is a risk that securities on loan (if determined to be recalled for voting purposes) will not be recalled in a timely manner to facilitate proxy voting.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.

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Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. By investing in these companies, a Fund is exposed to these risks. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Tracking Error Risk: Performance of a Fund may vary from the performance of its index due to imperfect correlation between a Fund’s investments and the index for which it seeks corresponding investment results as a result of cash flows, liquidity constraints, regulatory requirements, expenses and transaction costs, ongoing differences between the index composition and a Fund’s investments, changes to the index composition, and other factors.

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Underlying Fund Risk: The Funds in this Prospectus are available for investment by the Pacific Dynamix Portfolios. As a result, a significant percentage of a Fund’s outstanding shares may be held by the Pacific Dynamix Portfolios, and a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing

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Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.
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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market. These companies may be subject to lower price volatility than companies considered to be “growth” companies. In value investing, the principal belief is that the market overreacts to good and bad news, resulting in stock price movements that do not correspond with a company’s long-term fundamentals. In that case, the result is an opportunity for value investors to profit by buying when the price is deflated. However, the intrinsic value of a company is subjective, meaning there is no empirically “correct” intrinsic value. A portfolio manager’s processes for determining value will vary. There is a risk that a portfolio manager’s determination that a stock is undervalued is not correct or is not recognized in the market.

Additional Information About Certain Ancillary Risks
The following provides information about certain ancillary risks of all Funds. While the likelihood of these risks adversely affecting the Fund’s net asset value, yield and/or total return under normal circumstances is lower than the Fund’s principal risks, they could nevertheless negatively impact Fund performance should the situations described below materialize.
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Active and Frequent Trading Risk: All Funds may engage in active and frequent trading which could result in higher trading costs and reduce performance. In addition, asset allocation changes may result in the purchase and sale of Fund securities, which can increase portfolio turnover and trading costs, potentially reducing a Fund’s performance.

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Cybersecurity Risk: The Funds’ and/or their service providers’ use of the internet, technology and information systems may expose the Funds to risks associated with attack, damage or unauthorized access. Such risks may include the theft, loss, ransom, misuse, improper release, corruption and/or destruction of, manipulation of, or unauthorized access to, confidential or restricted data relating to the Funds or variable product owners, and the compromise, delay or failure of systems, networks, devices and applications relating to Fund operations, such as systems used to enter trades for the Funds’ investments, accounting and valuation systems, or compliance testing systems used to monitor the Funds’ investments. These events could result in losses to the Funds and variable product owners and disrupt the Funds’ day-to-day operations and the portfolio management of the Funds, as well as damage the conduct of business among the Funds, variable product owners, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, particularly because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact.

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Investment Style Risk: Each Fund has its own investment style or overall investment strategy (e.g., large-capitalization growth investment style). A Fund’s investment style may shift in and out of favor for reasons including market conditions and investor sentiment.

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Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as management, performance, financial leverage, changes in markets in which the issuer offers goods or services, and reduced demand for the issuer’s goods or services.

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Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities for actively managed funds, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing a Fund to alter its existing strategies or potentially, to liquidate and close.

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Natural Disasters Risk: Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

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Price Volatility Risk: The values of all of a Fund’s investments have the potential to be volatile. Price volatility of an investment refers to the variation of changes in that investment’s value over time. Thus, an investment with higher price volatility is likelier to have greater price swings over shorter time periods than an investment with lower price volatility and a Fund that invests in more volatile investments may see its price also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

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Redemption Risk: A Fund could experience a loss when selling securities, including securities of other investment companies, to meet redemption requests by shareholders if the redemption requests are unusually large or numerous, occur in times of market turmoil or declining prices for the securities sold, or when the securities to be sold are illiquid. Such redemptions may also increase expenses to the Fund and cause the sale of securities in a short timeframe, both of which could negatively impact performance.

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Sector Risk: A Fund may be invested more heavily from time to time (e.g., over 25% of its assets) in a particular sector (which is more broadly defined than an industry classification). If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on a Fund’s sector holdings, please refer to its annual or semi-annual Financial Statements Disclosure Document, which can be obtained as described in the Where to Go For More Information section of this Prospectus.

ADDITIONAL INFORMATION ABOUT FEES AND EXPENSES
The following provides additional explanations about the “Fees and Expenses of the Fund” in the Fund Summaries section of this Prospectus.
Your actual cost of investing in a Fund may be higher than the total expenses shown in the “Fees and Expenses of the Fund” section for a variety of reasons, for example, if average net assets decrease. In addition, certain expenses, such as brokerage costs, are not required to be disclosed in fee table and expense examples.
The Acquired Fund Fees and Expenses line item in a Fund’s Annual Fund Operating Expenses table reflects a Fund’s pro-rata share of fees and expenses incurred indirectly as a result of its ownership in other investment companies (registered and unregistered) for the relevant fiscal period shown in the table. These investment companies may include other mutual funds, exchange-traded funds, certain business development companies and closed-end funds.
Acquired Fund Fees and Expenses are not included in a Fund’s financial statements, which more accurately reflect a Fund’s direct operating expenses.
For Funds with a management fee waiver agreement in place as described in the Fund’s Annual Fund Operating Expenses table, there is no guarantee that PLFA will continue such waiver after the expiration date of the fee waiver agreement referenced therein.
To the extent that a significant percentage of the outstanding shares of a Fund are held by a Pacific Dynamix Portfolio, such Fund is subject to the potential for significant redemptions at the discretion of PLFA. While PLFA would take steps to mitigate the adverse impact on a Fund, such redemptions could result in an increase in such Fund’s expense ratio or transaction costs.
The Other Expenses line item in each Fund’s Annual Fund Operating Expenses table includes administration services fees. The Funds receive certain administration services from PLFA and Pacific Life pursuant to an Administration Agreement entered into between the Trust, PLFA and Pacific Life effective January 1, 2025. Please see the SAI for additional information on the services provided and the fees paid under the Administration Agreement.
ADDITIONAL INFORMATION ABOUT FUND PERFORMANCE
Fund Name Changes
The following provides additional explanations regarding information presented in the Performance subsections of the Fund Summaries section.
PD Emerging Markets Index Portfolio: Effective April 30, 2021, the Fund changed its name from “PD Emerging Markets Portfolio” and some of its investment policies changed at that time.
PD International Large-Cap Index Portfolio: Effective April 30, 2021, the Fund changed its name from “PD International Large-Cap Portfolio” and some of its investment policies changed at that time.
Index Definitions
The following provides definitions of the indices presented in the Fund Summaries section of the Prospectus. The indices have inherent performance advantages over the Funds because they hold no cash and incur no expenses. An investor cannot invest directly in an index. The performance of an index does not reflect the deduction of expenses associated with the Fund, such as management fees.
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Bloomberg US 1-3 Year Corporate Bond Index measures the performance of the short-term corporate bond market. The Index includes publicly issued U.S. dollar-denominated corporate issues, including non-U.S. issuers, that are rated investment grade and have a remaining maturity of greater than or equal to one year and less than three years. Results include the reinvestment of all distributions.
Bloomberg US Aggregate Bond Index measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, which includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Results include the reinvestment of all distributions.
Bloomberg US Corporate High-Yield Bond Index measures the performance of the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country risk, based on the index provider’s definition of an emerging market country, are excluded. Results include the reinvestment of all distributions.
Bloomberg US High-Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the Bloomberg US Corporate High-Yield Bond Index that covers the U.S. dollar-denominated, high yield, fixed-rate corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a pro-rata basis. Results include the reinvestment of all distributions.
MSCI Europe, Australasia and Far East (“EAFE”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. [As of December 31, 2025, the MSCI EAFE Index consisted of securities from the following developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of large- and mid-capitalization securities in emerging markets. [As of December 31, 2025, the MSCI Emerging Markets Index consisted of equity securities from the following emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.] Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
MSCI World ex USA Large Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the investable equity market performance of large-capitalization securities in developed markets, excluding the United States. [As of December 31, 2025, the MSCI World ex USA Large Cap Index consists of securities from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] Results include the reinvestment of dividends after the deduction of withholding tax, applying the tax rate to non-resident individuals who do not benefit from double taxation treaties.
Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher growth earning potential as defined by the index provider. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Results include the reinvestment of all distributions.
Russell 1000 Index measures the performance of the large-capitalization segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000 Index represents approximately 92% of the investable U.S. equity market. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-capitalization segment and is completely reconstituted annually to ensure new and growing equities are reflected. Results include the reinvestment of all distributions.
Russell 1000 Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes those Russell 1000 Index companies that are considered more value oriented relative to the overall market as defined by the index provider. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Results include the reinvestment of all distributions.
Russell 2000 Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher growth earning potential as defined by the index provider. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. Results include the reinvestment of all distributions.
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Russell 2000 Index measures the performance of the small-capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-capitalization barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-capitalization opportunity set. Results include the reinvestment of all distributions.
Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 Index companies that are considered more value oriented relative to the overall market as defined by the index provider. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-capitalization value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-capitalization opportunity set and that the represented companies continue to reflect value characteristics. Results include the reinvestment of all distributions.
Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. Results include the reinvestment of all distributions.
Russell Midcap Index measures the performance of the mid-capitalization segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of companies in the Russell 1000 Index. The Russell Midcap Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. Results include the reinvestment of all distributions.
S&P 500 Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Results include the reinvestment of all distributions.
Russell® and the Russell indices are trademarks of Frank Russell Company (“Russell”), a company of the London Stock Exchange Group plc, and have been licensed for use by the Trust. The SAI contains additional information on the limited relationship between Russell and the Trust.
The MSCI Emerging Markets Index and MSCI World ex USA Large Cap Index are registered service marks of MSCI Inc. and have been licensed for use for certain purposes by the Trust and its affiliates. MSCI Inc. does not sponsor, endorse, sell, promote or is in any way affiliated with the Trust. MSCI Inc. makes no representation regarding the advisability of investing in the PD Emerging Markets Index Portfolio and/or the PD International Large-Cap Index Portfolio (each of which employs a replication strategy to their respective MSCI index). MSCI Inc. bears no liability with respect to the PD Emerging Markets Index Portfolio, the PD International Large-Cap Index Portfolio or any index on which these Funds are based. The SAI contains a more detailed description of the limited relationship between MSCI Inc. and the Trust.
All other third-party trademarks and service marks belong to their respective owners.
OVERVIEW OF THE CLASS P SHARES
Class P shares of the Funds offered in this Prospectus are offered at net asset value and are only available for investment by the Pacific Dynamix Portfolios (which are offered in a separate prospectus), PLFA and certain of its affiliates. Because of this limited availability, only certain information is presented in this Prospectus.
Class P shares of the Funds are continuously offered through their principal underwriter, the Distributor. The Distributor is an affiliate of PLFA, the Funds’ investment adviser, and is also an affiliate of Pacific Life Insurance Company, the Funds’ administrator.
OTHER FUND INFORMATION
Prevention of Disruptive Trading
The Funds are not intended to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, the Board has adopted anti-market timing policies. The Funds presented in this Prospectus are presently only available for investment by the Pacific Dynamix Portfolios, PLFA, and certain affiliates. Because of this, no further information is presented regarding the above noted policies.
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How Share Prices Are Calculated
Valuation Policy
The Trust’s Board has adopted a policy (“Valuation Policy”) for determining the value of the investments of all Funds each business day. Under the Valuation Policy and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee” for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.
Determination of Net Asset Value (“NAV”)
Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.
The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.
Investment Valuation
The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC.
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Domestic Equity Investments. For Domestic Equity Investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange and do not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments with no official closing or last reported sales price are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

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Foreign Equity Investments. For Foreign Equity Investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the VOC to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

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Over-the-Counter (“OTC”) Investments. OTC Investments (including forward commitments) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.

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Domestic and Foreign Debt Investments. Debt Investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

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Investment Companies. Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by Methodologies Approved by the Valuation Oversight Committee
The Trust’s Valuation Policy also includes methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with VOC approved formulas and methodologies (“PLFA Pre-Approved Fair Valuation Methodologies”). Under the Valuation Policy, these PLFA Pre-Approved Fair Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, benchmark, proxy and matrix pricing. In the event pricing data from approved sources or PLFA Pre-Approved Fair Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Policy. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
Processing Orders for Fund Shares
The Funds process orders every day the NYSE is open, including days when foreign markets and/or bond markets are closed. Each Fund’s shares are purchased, sold or exchanged at the Fund’s NAV next calculated after a request to buy, sell or exchange shares is received by Pacific Life or PL&A in proper form. Thus, orders received prior to the NYSE close receive that day’s NAV; orders received after the NYSE close receive the following business day’s NAV. This order acceptance cut-off also applies when the NYSE has a scheduled or unscheduled early close. The insurance companies pay for shares they purchase in cash. Similarly, when shares are sold or exchanged, the Trust generally pays the insurance companies for the shares in cash.
Dividends and Distributions
Currently each Fund in the Trust is treated as a partnership (each a “Partnership Fund” and together the “Partnership Funds”) for federal income tax purposes only. The Partnership Funds are not required to distribute taxable income and capital gains for federal income tax purposes. Each partner is required to report its respective share of income, gains, losses, deductions and credits of each Partnership Fund. Under the Trust’s dividend and distributions policy, no dividend and capital gains distributions will be made by any Fund.
Trust Organization
The Trust is organized as a Delaware statutory trust. Its business and affairs are managed by its Board. The Trust is comprised of multiple Funds, some of which are offered in this Prospectus and others of which are offered in separate prospectuses. The Trust may discontinue offering shares of any Fund at any time or may offer shares of a new Fund.
Tax Matters
The Trust currently intends that each Fund will be treated as a partnership for federal income tax purposes. A Fund that elects to be treated as a partnership is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund would instead be taken into account by its partners and retain the same character for federal income tax purposes.
Each Fund also intends to comply with the requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, including diversification regulations and investor control provisions that apply to mutual funds underlying variable contracts.
You’ll find more information about taxation in the SAI. Since the sole shareholders of the Funds will be the Pacific Dynamix Portfolios (which are offered in a separate prospectus), PLFA and certain of its affiliates, no discussion is included here concerning the federal income tax consequences at the shareholder level. For information about the federal income tax consequences to purchasers of variable contracts, see the applicable prospectus or offering memorandum.
ABOUT MANAGEMENT
This section provides information about Pacific Life Fund Advisors LLC, the investment adviser to the Trust, and the sub-advisers that manage the Funds offered in this Prospectus. Pacific Life Fund Advisors LLC and the sub-advisers are each a “Manager” and together the “Managers.”
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PLFA
Pacific Life Fund Advisors LLC (“PLFA”), a Delaware limited liability company and wholly-owned subsidiary of Pacific Life, is located at 700 Newport Center Drive, Newport Beach, CA 92660. Established in 2007, PLFA is an experienced investment management organization that manages multi-asset class investment strategies.
In its role as investment adviser, PLFA, subject to the review of the Trust’s Board, also supervises the management of the Funds. To manage the investments of the Funds, PLFA has retained other management firms as sub-advisers, many of which have a worldwide market presence and extensive research capabilities. PLFA has the ultimate responsibility, subject to the review of the Trust’s Board, to oversee and monitor the performance of these sub-advisers and recommends their hiring, termination and replacement.
PLFA also oversees and monitors the nature and quality of the services provided by the sub-advisers, including investment performance and execution of investment strategies. PLFA conducts due diligence on sub-advisers to evaluate their investment processes, adherence to investment styles, strategies and techniques, and other factors that may be relevant to the services provided to the Funds. For all Funds, PLFA also performs compliance monitoring services to help maintain compliance with applicable laws and regulations. PLFA also provides services related to, among others, the valuation of Fund securities, risk management, and oversight of trade execution and brokerage services.
SEC Exemptive Orders
Under an exemptive order from the SEC, PLFA and the Trust can enter into and materially amend agreements with sub-advisers (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the conditions specified by the order (the “Manager of Managers Order”). The Funds in this Prospectus operate under a manager of managers structure in reliance on this order. To manage the investments of these Funds, PLFA has retained other management firms as sub-advisers. PLFA has the ultimate responsibility, subject to the review of the Trust’s Board, to oversee and monitor the performance of these sub-advisers and recommends their hiring, termination and replacement. Prior to, or within 90 days of the effective date of any new sub-advisory agreement, shareholders of the affected Fund will be sent an “information statement” about the sub-adviser. In 2016, the Trust’s shareholders approved PLFA and the Trust to apply for an expanded order from the SEC to (i) permit changing and materially amending sub-advisory agreements with affiliated sub-advisers (in addition to unaffiliated sub-advisers) without shareholder approval, (ii) provide access to an information statement on the Trust’s web site rather than mailing it to shareholders, (iii) permit flexibility regarding the method of providing notice of an information statement, and (iv) amend the content of the information included in an information statement. This approval allows PLFA and the Trust to seek expanded relief on any or all of these items in the future.
Under a separate exemptive order from the SEC, the Board of Trustees can approve new sub-advisory agreements and material amendments to existing sub-advisory agreements for the Trust without convening in person, in accordance with all of the terms of the existing Manager of Managers Order by any means of communication that allows participating Board members to hear each other simultaneously during the meeting (i.e., by telephonic conference call, by video conference, etc.) rather than holding an in-person meeting.
Management Fee
Each Fund pays PLFA a management fee for the services it provides as investment adviser. PLFA uses part of the management fee to pay for the services of the sub-advisers. For the most recent fiscal year ended December 31, 2025, PLFA was paid management fees (net of any waivers) for each of the Funds as a percentage of average daily net assets as set out in the table below. Each Fund also pays its pro-rata share of the costs of its operations including, among others, the costs of custody, audit and legal, as well as for other support services provided through a support services agreement. A discussion regarding the basis for the Board’s approval of the investment advisory agreement and sub-advisory agreements for the Funds in this Prospectus is available in the Trust’s annual Financial Statements Disclosure Document for the fiscal year ended December 31, 2025.
Fund	Management Fee Paid for Fiscal Year Ended 12/31/25
PD 1-3 Year Corporate Bond Portfolio	0.17%
PD Aggregate Bond Index Portfolio	0.14%
PD Emerging Markets Index Portfolio	0.17%
PD High Yield Bond Market Portfolio	0.21%
PD International Large-Cap Index Portfolio	0.15%
PD Large-Cap Growth Index Portfolio	0.13%
PD Large-Cap Value Index Portfolio	0.13%
PD Mid-Cap Index Portfolio	0.14%
PD Small-Cap Growth Index Portfolio	0.14%
PD Small-Cap Value Index Portfolio	0.14%
The table that follows provides information about each management firm and individual team members responsible for making investment decisions for the Funds (i.e., portfolio managers), including their primary title with the Manager (or affiliate) and business experience for the past five years. Each of the portfolio managers listed in the following table is jointly and primarily responsible for the
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day-to-day management of the respective Fund, unless there is only one portfolio manager listed which indicates that he or she is primarily responsible for that Fund. For each portfolio manager listed, the SAI provides additional information about compensation, other accounts managed and information about the portfolio manager’s ownership of securities in the Fund(s) (if any). The portfolio managers for a Fund may change at the Manager’s discretion.
BlackRock Investment Management, LLC

1 University Square Drive, Princeton, New Jersey 08540
BlackRock Investment Management, LLC (“BlackRock”) is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2025, BlackRock, Inc.’s total assets under management, including BlackRock’s, were approximately $[__] trillion.

PD LARGE-CAP GROWTH INDEX PORTFOLIO PD LARGE-CAP VALUE INDEX PORTFOLIO PD MID-CAP INDEX PORTFOLIO PD SMALL-CAP GROWTH INDEX PORTFOLIO PD SMALL-CAP VALUE INDEX PORTFOLIO	These Funds are managed by BlackRock’s quantitative index management team.
Jennifer Hsui, CFA	Managing Director and Portfolio Manager of BlackRock since 2006, Chief Investment Officer for BlackRock’s ETF and index investments team since 2020 and is currently the Head of BlackRock’s iShares emerging markets team since 2018. Ms. Hsui began her investment career in 1999 and has a BS from the University of California, Berkeley.
Peter Sietsema, CFA	Director, Senior Portfolio Manager and a member of BlackRock’s ETF and index investments team since 2007. He began his investment career in 2001 and has a BS from California State University, Sacramento.
Matt Waldron, CFA	Managing Director of BlackRock since 2023, US Head of International Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”) since 2022, and served as Head of International Institutional Portfolio Management from 2020 to 2022. Mr. Waldron began his investment career in 1998 and has a BA from the University of Delaware.
Steven White	Director of BlackRock since 2020, Head of the Active Risk Index ETF team in the Americas, and co-CIO for Index Equity Investments within BlackRock Global Markets & Index Investments since 2024. Mr. White began his investment career in 2005 and has a BA and an MBA from San Diego State University.
FIAM LLC/Geode Capital Management, LLC

FIAM LLC, with its principal place of business at 900 Salem Street, Smithfield, Rhode Island 02917, serves as the sub-adviser to the two Funds noted below. Geode Capital Management, LLC (“Geode”), with its principal place of business at 100 Summer Street, 12th Floor, Boston, Massachusetts 02110, serves as the sub-subadviser to these Funds. Geode is neither a subsidiary nor an affiliate of FIAM LLC. The persons jointly and primarily responsible for day-to-day management of these Funds are Geode employees.
FIAM LLC is an SEC registered investment adviser. As of December 31, 2025, FIAM LLC had approximately $[__] billion in assets under management worldwide. FIAM LLC is an indirectly held wholly-owned subsidiary of FMR LLC. Geode is an SEC registered investment adviser. As of December 31, 2025, Geode had approximately $[__] trillion in discretionary assets under management.

PD EMERGING MARKETS INDEX PORTFOLIO PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Louis Bottari	Senior Portfolio Manager of Geode since 2011. Mr. Bottari began his investment career in 1991 and has a BS from Boston College.
Peter Matthew	Senior Portfolio Manager of Geode since 2012. Mr. Matthew began his investment career in 2001 and has a BS from University of Massachusetts, Amherst.
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FIAM LLC/Geode Capital Management, LLC
Navid Sohrabi	Senior Portfolio Manager of Geode since 2019. Prior to joining Geode in 2019, Mr. Sohrabi worked at DWS from 2015 to 2019, most recently as an index portfolio manager. He began his investment career in 2002 and has a BA from University of California, Berkeley and an MS from University of California, Los Angeles.
Payal Gupta	Portfolio Manager of Geode since 2019. Prior to joining Geode in 2019, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager. She began her investment career in 2003 and has a BS from Bay Path University and an MBA from Northeastern University.
Robert Regan	Portfolio Manager of Geode since 2016. Prior to joining Geode in 2016, Mr. Regan worked at State Street Global Advisors from 2008 to 2016, most recently as senior implementation portfolio manager. He began his investment career in 1997 and has a BS from Providence College and an MS from Northeastern University.

SSGA Funds Management, Inc.

One Congress Street, Boston, Massachusetts 02114
SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation (“State Street”), a publicly held financial holding company. SSGA FM is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSGA FM and certain other affiliates of State Street make up State Street Investment Management, the investment management arm of State Street. As of December 31, 2025, State Street Investment Management collectively had approximately $[__] trillion in assets under management.

PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Michael Brunell, CFA	Vice President of State Street Investment Management and a senior member of SSGA FM’s Fixed Income portfolio management team since 2004. In Mr. Brunell’s current role as part of the Fixed Income Beta Solutions Team, he heads the credit sector team and is responsible for developing, managing and supporting various types of funds against a variety of conventional and custom bond index strategies. He began his investment career in 1993 and has a BS from Saint Michael’s College and an MS from Boston College.
Christopher DiStefano	Vice President of State Street Investment Management and a Portfolio Manager in SSGA FM’s Fixed Income Beta Solutions Team within the Fixed Income, Cash and Currency Team since 2013. Mr. DiStefano is responsible for managing several funds and ETFs within the convertible bond, investment grade credit, and smart beta sectors and strategies. He began his investment career in 2010 and has an BS from Union College, an MS from the University of Illinois, and an MBA from Boston College.
David Marchetti, CFA	Vice President of State Street Investment Management and a Portfolio Manager in SSGA FM’s Fixed Income Beta Solutions Team since 2017. Mr. Marchetti is responsible for managing several investment grade credit funds, specifically managing short-term and intermediate credit funds. Also, he oversees the ETF basket creation/redemption process across multiple fixed income ETFs. He began his investment career in 2009 and has a BS from Boston University.
PD AGGREGATE BOND INDEX PORTFOLIO
Marc DiCosimo, CFA	Vice President of State Street Investment Management and a Senior Portfolio Manager in SSGA FM’s Fixed Income Beta Solutions Team within the Fixed Income, Cash and Currency Team since 2013. He began his investment career in 1997 and has a BS from the University of Richmond.
Michael Przygoda, CFA	Vice President of State Street Investment Management and a Portfolio Manager in SSGA FM’s Fixed Income Beta Solutions Team, managing a variety of securitized and custom aggregate bond strategies since 2012. He began his investment career in 2003 and has a BA from Stonehill College and an MS from Suffolk University.
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SSGA Funds Management, Inc.
Read Burns	Vice President of State Street Investment Management and a Portfolio Manager in SSGA FM’s Fixed Income Beta Solutions Team, managing a variety of securitized and custom aggregate bond strategies since 2014. He began his investment career in 1995 and has a BA from Bates College.
PD HIGH YIELD BOND MARKET PORTFOLIO
Michael Brunell, CFA	Vice President of State Street Investment Management and a senior member of SSGA FM’s Fixed Income portfolio management team since 2004. In Mr. Brunell’s current role as part of the Fixed Income Beta Solutions Team, he heads the credit sector team and is responsible for developing, managing and supporting various types of funds against a variety of conventional and custom bond index strategies. He began his investment career in 1993 and has a BS from Saint Michael’s College and an MS from Boston College.
Kyle Kelly, CFA, FRM	Vice President of State Street Investment Management and a Portfolio Manager in SSGA FM’s Fixed Income Beta Solutions Team where he manages high yield and investment grade credit ETFs and separate accounts since 2012. Prior to joining the portfolio management team, Mr. Kelly worked as an Investment Risk Management Analyst focused on State Street Investment Management’s fixed income and multi-asset-class products. He began his investment career in 2007 and has a BA from Boston College.
Bradley Sullivan, CFA	Vice President of State Street Investment Management and a Senior Portfolio Manager in SSGA FM’s Fixed Income Beta Solutions Team within the Global Fixed Income, Cash and Currency Team, where he is responsible for managing corporate credit beta portfolios for ETFs, commingled funds and separately managed accounts, since 2015. He began his investment career in 2003 and has a BS from Tulane University and an MBA from the University of Virginia.
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FINANCIAL HIGHLIGHTS
The Financial Highlights table is designed to help you understand how the Funds have performed for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investment in the Fund would have earned (or lost), assuming all dividends and distributions were reinvested.
The information in the Financial Highlights table can be read in conjunction with the Trust’s financial statements and related notes, which have been audited by [___], an independent registered public accounting firm, whose report along with the Trust’s financial statements and related notes, are included in the Trust’s annual Financial Statements Disclosure Document for the fiscal year ended December 31, 2025, which is available on the Trust’s website and can be delivered upon request.
Certain Funds may invest in other investment companies, including other mutual funds, exchange-traded funds, certain business development companies and closed-end funds, to an extent that requires them to include “Acquired Fund Fees and Expenses” (“AFFE”) in their Annual Fund Operating Expenses table. Because these Funds’ tables include AFFE, the Annual Fund Operating Expenses in those tables will not correlate with the Expenses Before Reductions or Expenses After Reductions in the Financial Highlights table, which do not include AFFE. The Financial Highlights table does not include AFFE because they are not direct costs of a Fund. The impact of AFFE is reflected in the Total Returns of each Fund, including those shown in the Financial Highlights table.
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WHERE TO GO FOR MORE INFORMATION
The Funds are available only to people who own certain variable annuity contracts or variable life insurance policies. You will find out how an annuity contract or life insurance policy works in the product prospectus or offering memorandum. You can find more information about the Funds in the following documents:
Annual and Semi-Annual Reports and Financial Statements
The Trust’s annual and semi-annual tailored shareholder reports for the Funds included in this Prospectus and the Trust’s Form N-CSR (Certified Shareholder Report), once available, will provide additional information about each Fund’s investments. Each Fund’s annual tailored shareholder report includes a narrative discussion of the key factors that materially affected the Fund’s performance during its last fiscal year. In the Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The holdings of each Fund, financial statements, financial highlights and related notes will also be contained in the Trust’s annual and semi-annual Financial Statements Disclosure Document, which will be available on the Trust’s website and can be delivered upon request as noted below, while the annual and semi-annual tailored shareholder reports will be delivered to shareholders by Fund and by share class as well as made available on the Trust’s website.
Statement of Additional Information (“SAI”)
The SAI contains detailed information about each Fund’s investments, strategies and risks and a full description of the Trust’s policies and procedures regarding disclosure of the Funds’ portfolio holdings. The SAI is considered to be part of this Prospectus because it is incorporated herein by reference.
Information Statements
When there is a change of sub-adviser, an information statement about the new sub-adviser will be sent to shareholders and posted to the Trust’s website within 90 days of the effective date of the new sub-advisory agreement.
How to Obtain Documents
The prospectuses, the SAI, information statements, tailored shareholder reports and other regulatory documents of the Trust, once filed with the U.S. Securities and Exchange Commission, are available, free of charge, on the Trust’s website at www.pacificlife.com/PacificSelectFund.html. You may also call the telephone number(s) or send an email request to the email address provided below in “How to Contact the Trust” for a free copy of these documents.
Portfolio Holdings Information
Each Fund’s unaudited portfolio holdings information can be found at www.PacificLife.com/PacificSelectFundMonthlyHoldings.html. Month-end portfolio holdings for Funds are generally posted approximately three to five business days following month end. There may be an additional delay for certain Funds as indicated on the website. The investment adviser reserves the right to post holdings for any Fund more frequently than monthly but may resume posting monthly at its discretion. Holdings information will remain available on the website until the next period’s information is posted or longer if required by law.
How to Contact the Trust
If you have questions about the Funds or would like to obtain a copy of any of the documents noted above at no cost, you may send an email request to PSFdocumentrequest@pacificlife.com or contact us between 6 a.m. through 5 p.m. Pacific time, Monday through Friday, as follows:
Pacific Life Annuity Contract Owners: 1‑800‑722‑4448 Pacific Life Insurance Policy Owners: 1‑800‑347‑7787 PL&A Annuity Contract Owners: 1‑800‑748‑6907 PL&A Insurance Policy Owners: 1‑888‑595‑6997	Pacific Life Annuity Financial Professionals: 1‑800‑722‑2333
Pacific Life Insurance Financial Professionals: 1‑800‑347‑7787
PL&A Annuity Financial Professionals: 1‑800‑722‑2333
PL&A Insurance Financial Professionals: 1‑888‑595‑6997
How to Contact the U.S. Securities and Exchange Commission
You may also access reports and other information about a Fund on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
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Form No.
[__]
[__]

SEC file number 811-05141

SUBJECT TO COMPLETION. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED.

PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

Dated [May 1, 2026]

Pacific Select Fund (the “Trust”) is an open-end investment management company that is comprised of the following funds (each a “Fund,” together the “Funds”).

U.S. Fixed Income Funds (Class I and Class P Shares)

Bond Plus Portfolio Core Income Portfolio Diversified Bond Portfolio	Floating Rate Income Portfolio High Yield Bond Portfolio Inflation Managed Portfolio	Intermediate Bond Portfolio Short Duration Bond Portfolio Total Return Portfolio

International Fixed Income Fund (Class I and Class P Shares)

Emerging Markets Debt Portfolio

U.S. Equity Funds (Class I and Class P Shares)

Dividend Growth Portfolio	Large-Cap Plus Bond Alpha Portfolio	Small-Cap Growth Portfolio
Equity Index Portfolio	Large-Cap Value Portfolio	Small-Cap Index Portfolio
Focused Growth Portfolio	Mid-Cap Growth Portfolio	Small-Cap Plus Bond Alpha Portfolio
Growth Portfolio*	Mid-Cap Plus Bond Alpha Portfolio	Small-Cap Value Portfolio
Hedged Equity Portfolio	Mid-Cap Value Portfolio	Value Portfolio
Large-Cap Core Portfolio	QQQ® Plus Bond Alpha Portfolio	Value Advantage Portfolio
Large-Cap Growth Portfolio	Small-Cap Equity Portfolio

International Equity Funds (Class I and Class P Shares)

Emerging Markets Portfolio International Equity Plus Bond Alpha Portfolio	International Growth Portfolio International Large-Cap Portfolio	International Small-Cap Portfolio International Value Portfolio
Sector Funds (Class I and Class P Shares)

Health Sciences Portfolio	Real Estate Portfolio*	Technology Portfolio*

Asset Allocation/Balanced Funds (Class I and Class P Shares)

Capital Appreciation Portfolio [ESG Diversified Portfolio ] [ESG Diversified Growth Portfolio] PSF Avantis Balanced Allocation Portfolio Pacific Dynamix — Conservative Growth Portfolio	Pacific Dynamix — Moderate Growth Portfolio Pacific Dynamix — Growth Portfolio Pacific Dynamix — Aggressive Growth Portfolio Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate-Conservative Portfolio Portfolio Optimization Moderate Portfolio Portfolio Optimization Growth Portfolio Portfolio Optimization Aggressive-Growth Portfolio
Pacific Dynamix Underlying Funds (Class P Shares)

PD 1-3 Year Corporate Bond Portfolio PD Aggregate Bond Index Portfolio PD Emerging Markets Index Portfolio PD High Yield Bond Market Portfolio	PD International Large-Cap Index Portfolio PD Large-Cap Growth Index Portfolio PD Large-Cap Value Index Portfolio PD Mid-Cap Index Portfolio	PD Small-Cap Growth Index Portfolio PD Small-Cap Value Index Portfolio

*	Classified as a non-diversified Fund. All other Funds are classified as diversified.

The Trust’s investment adviser is Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). This Statement of Additional Information (“SAI”) has been filed with the U.S. Securities and Exchange Commission (“SEC”) as part of the Trust’s Registration Statement and is intended to supplement the information provided to investors in the Trust’s prospectuses and summary prospectuses dated [May 1, 2026] and any supplements thereto (“Prospectus” or “Prospectuses”). Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Prospectuses and retained for future reference. The audited financial statements and financial highlights of each Fund that has commenced operations as of December 31, 2025 are set forth in the Trust’s Form N-CSR (Certified Shareholder Report) for the fiscal year ended December 31, 2025 [(INSERT LINK DIRECTLY TO 12/31/2025 FORM N-CSR EDGAR FILING AS PER FAST ACT)], including the notes thereto, are incorporated into this SAI by reference. The entire content of this SAI is incorporated by reference into the Prospectuses. A copy of each Fund’s annual and semi-annual tailored shareholder report, the Trust’s annual and semi-annual Financial Statements Disclosure Documents and/or the Prospectuses may be obtained free of charge from the Trust at the Internet website address or telephone numbers listed below.

Distributor: Pacific Select Distributors, LLC 700 Newport Center Drive P.O. Box 9000 Newport Beach, CA 92660	Adviser: Pacific Life Fund Advisors LLC 700 Newport Center Drive P.O. Box 9000 Newport Beach, CA 92660

Pacific Life Annuity Contract Owners: 1-800-722-4448

Pacific Life Annuity Financial Professionals: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

Pacific Life Insurance Financial Professionals: 1-800-347-7787

Pacific Life & Annuity Company (“PL&A”) Annuity Contract Owners: 1-800-748-6907

PL&A Annuity Financial Professionals: 1-800-722-2333

PL&A Insurance Policy Owners: 1-888-595-6997

PL&A Insurance Financial Professionals: 1-888-595-6997

Website: www.PacificLife.com/PacificSelectFund.html

INTRODUCTION	1
ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS	1
Bond Plus Portfolio	2
Core Income Portfolio	2
Diversified Bond Portfolio	2
Floating Rate Income Portfolio	2
High Yield Bond Portfolio	2
Inflation Managed Portfolio	2
Intermediate Bond Portfolio	3
Short Duration Bond Portfolio	3
Total Return Portfolio	3
Emerging Markets Debt Portfolio	3
Dividend Growth Portfolio	3
Equity Index Portfolio	3
Focused Growth Portfolio	4
Growth Portfolio	4
Hedged Equity Portfolio	4
Large-Cap Core Portfolio	4
Large-Cap Growth Portfolio	4
Large-Cap Plus Bond Alpha Portfolio	4
Large-Cap Value Portfolio	4
Mid-Cap Growth Portfolio	4
Mid-Cap Plus Bond Alpha Portfolio	5
Mid-Cap Value Portfolio	5
QQQ Plus Bond Alpha Portfolio	5
Small-Cap Equity Portfolio	5
Small-Cap Growth Portfolio	5
Small-Cap Index Portfolio	6
Small-Cap Plus Bond Alpha Portfolio	6
Small-Cap Value Portfolio	6
Value Portfolio	6
Value Advantage Portfolio	6
Emerging Markets Portfolio	6
International Equity Plus Bond Alpha Portfolio	7
International Growth Portfolio	7
International Large-Cap Portfolio	7
International Small-Cap Portfolio	7
International Value Portfolio	7
Health Sciences Portfolio	7
Real Estate Portfolio	7
Technology Portfolio	8
Capital Appreciation Portfolio	8
[ESG Portfolios ]	8
PSF Avantis Balanced Allocation Portfolio	8
Pacific Dynamix Portfolios	9
Portfolio Optimization Portfolios	9
PD 1-3 Year Corporate Bond Portfolio	9
PD Aggregate Bond Index Portfolio	9

PD Emerging Markets Index Portfolio	9
PD High Yield Bond Market Portfolio	9
PD International Large-Cap Index Portfolio	9
PD Large-Cap Growth Index Portfolio	9
PD Large-Cap Value Index Portfolio	10
PD Mid-Cap Index Portfolio	10
PD Small-Cap Growth Index Portfolio	10
PD Small-Cap Value Index Portfolio	10
Diversification Versus Non-Diversification	11
ADDITIONAL INFORMATION ON UNDERLYING FUNDS	11
DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS	13
Equity Securities	13
Real Estate Investment Trusts (“REITs”)	14
Initial Public Offering (“IPO”) and Secondary Offering	14
Special Purpose Acquisition Company (“SPAC”)	14
U.S. Government Securities	15
Inflation-Indexed Bonds	15
Mortgages and Mortgage-Related Securities	16
Mortgages (Directly Held)	16
Mortgage Pass-Through Securities	16
GNMA Certificates	16
FNMA and FHLMC Mortgage-Backed Obligations	17
Collateralized Mortgage Obligations (“CMOs”)	17
FHLMC Collateralized Mortgage Obligations	18
Commercial Mortgage-Backed Securities (“CMBS”)	18
Adjustable Rate Mortgage-Backed Securities (“ARMBSs”)	18
Other Mortgage-Related Securities	18
CMO Residuals	18
Planned Amortization Class Certificates (“PACs”) and Support Bonds	19
Stripped Mortgage-Backed Securities (“SMBS”)	19
Mortgage Dollar Rolls	19
Other Asset-Backed Securities	20
Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”)	20
Linked Securities	20
Equity-Linked, Debt-Linked and Index-Linked Securities	20
Currency-Indexed Securities	20
Event-Linked Bonds	21
Zero Coupon, Deferred Interest, Step Coupon and Payment In Kind (“PIK”) Bonds	21
High Yield/High Risk Bonds	21
Obligations of Stressed, Distressed and Bankrupt Issuers	22
Participation on Creditor’s Committees	22
Bank Obligations	23
Exchange Traded Notes (“ETNs”)	23
Trust Preferred Securities	24
Delayed Funding Loans and Revolving Credit Facilities	24
Loan Participations and Assignments	24
Junior Loans	26
Covenant Lite Loans	26

Municipal Securities	26
Corporate Debt Securities	27
Tender Option Bonds	27
Variable and Floating Rate Securities	27
Transition Bonds	27
Green Bonds	27
Custodial Receipts and Trust Certificates	27
Commercial Paper	28
Convertible Securities	28
Contingent Convertible Securities (“CoCos”)	29
Duration	29
Repurchase Agreements	30
Borrowing and Leveraged Transactions	30
Reverse Repurchase Agreements	31
Sale-Buybacks	31
Forward Commitment Agreements and When-Issued or Delayed Delivery Securities	31
Forward Volatility Agreements.	31
Standby Commitment Agreements	32
Short Sales	32
Short Sales Against the Box	32
Restricted and Unregistered Securities	32
Small-Capitalization Stocks	32
Foreign Securities	33
Emerging Markets	34
Frontier Markets	34
Supranational Entities	34
Eurozone Risk	34
Passive Foreign Investment Companies (“PFICs”)	35
Investments in Other Investment Company Securities	35
Exchange Traded Funds (“ETFs”)	35
Business Development Company (“BDC”)	36
Money Market Funds	36
Derivatives	36
Foreign Currency Transactions and Forward Foreign Currency Contracts	37
Transaction Hedge	38
Position Hedge	38
Cross Hedge	38
Proxy Hedge	38
Non-Hedged Exposure	38
Options	39
Purchasing and Writing Options on Securities	39
Purchasing and Writing Options on Stock Indices	39
Risks of Options Transactions	40
Spread Transactions	40
Yield Curve Options	40
Options on Foreign Currencies	40
Futures Contracts and Options on Futures Contracts	41
Futures on Securities	41
Interest Rate Futures	42

Stock Index Futures	42
Currency Futures	42
Futures Options	42
Options on Currency Futures	42
Risks Associated with Futures and Futures Options	43
Foreign Currency Futures and Options Thereon	43
Swap Agreements and Options on Swap Agreements	44
Risks of Swap Agreements	45
Structured Investments and Hybrid Instruments	45
Credit-Linked Securities	45
Commodity-Linked Notes	46
Structured Notes and Indexed Securities	46
Master Limited Partnerships (“MLPs”)	46
Warrants and Rights	46
Voluntary Actions	46
Roll Transactions	47
Securities Lending Program	47
Indirect Exposure to Cryptocurrencies Risk	47
Cybersecurity Risk	47
Operational Risk and Business Continuity Plan	48
Regulatory and Legal Risk	48
INVESTMENT RESTRICTIONS	48
Fundamental Investment Restrictions	48
Non-Fundamental Investment Restrictions	49
THIRD PARTY DISCLAIMERS	50
ORGANIZATION AND MANAGEMENT OF THE TRUST	51
Management Information	51
Interested Persons	52
Independent Trustees	53
Board of Trustees	53
The Role of the Board	53
Board Structure, Leadership	54
Board Oversight of Risk Management	54
Information about Each Trustee’s Qualification, Experience, Attributes or Skills	54
Committees	55
Deferred Compensation Plan	55
Management Ownership	55
Beneficial Interest of Trustees	55
Compensation	56
Investment Adviser	56
Investment Advisory Fee Schedules	57
Investment Advisory Fees Paid or Owed	59
Other Expenses of the Trust	62
Service Plan	63
Securities Lending Program	63
INFORMATION ABOUT THE MANAGERS	64
Management Firms	64
Compensation Structures and Methods	66
Other Accounts Managed	79

Material Conflicts of Interest	88
Beneficial Interest of Portfolio Managers	103
DISTRIBUTION OF TRUST SHARES	103
Marketing Support Arrangements	103
PURCHASES AND REDEMPTIONS	103
EXCHANGES AMONG THE FUNDS	103
PORTFOLIO TRANSACTIONS AND BROKERAGE	104
Investment Decisions	104
Brokerage and Research Services	104
Portfolio Turnover	107
Disclosure of Portfolio Holdings	107
NET ASSET VALUE (“NAV”)	108
Pricing/NAV Errors and Corrective Actions	109
PERFORMANCE INFORMATION	109
TAXATION	109
Distributions	110
OTHER INFORMATION	110
Capitalization	110
Shareholder and Trustee Liability	110
Control Persons and Principal Holders of Securities	110
Voting Rights	111
Custodian and Transfer Agency and Dividend Disbursing Services	111
Financial Statements	111
Independent Registered Public Accounting Firm	111
Counsel	111
Code of Ethics	112
Proxy Voting Policies and Procedures	112
How shares will be voted by the Funds of Funds	112
Registration Statement	113
APPENDICES	114
Appendix A: Description of Fixed Income/Debt Instrument Ratings	114
Appendix B: Proxy Voting Policies and Procedures for each of the following Managers	117
American Century	117
Aristotle Pacific	123
BlackRock	126
Boston Partners	146
ClearBridge	147
FDS and FIAM	148
Federated	154
Franklin	159
Geode	164
GSAM	170
Janus	172
JPMorgan	181
Loomis Sayles	185
MFS	189
PIMCO	194
PLFA	197
PGI and Principal REI	199

Putnam	203
SSGA FM	205
T. Rowe Price	214
TRPIM	217
Wellington	219

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses and provides additional information about the Funds and the Trust. The more detailed information contained herein is intended for investors who have read the Prospectuses and are interested in additional information about the Funds and the Trust. Terms defined herein may have previously been defined in the Prospectuses.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

The investment goal and principal investment strategies of each Fund are described in the Prospectuses. The following descriptions and the information in the “Investment Restrictions” section provide more detailed information on additional investment policies and investment strategies for each Fund and are intended to supplement the information provided in the Prospectuses. The Adviser may, in consultation with the relevant sub-adviser management firm (“sub-adviser”), revise investment policies, strategies and restrictions for a Fund other than fundamental policies of a Fund. Any percentage limitations noted, unless otherwise specified, are based on market value at the time of investment. If net assets are not specified, then percentage limits refer to total assets. Net assets are assets in each Fund, minus any liabilities. Total assets are equal to the fair value of securities owned, cash, receivables, and other assets before deducting liabilities. The Adviser and each sub-adviser (each a “Manager” and together the “Managers”) may rely on existing or future laws, rules, exemptive orders, and no-action or interpretive positions adopted by the SEC staff (or Commodity Futures Trading Commission (“CFTC”) or other regulatory or self-regulatory agency) in determining whether their actions are in compliance with applicable laws and rules.

The funds in which the [ESG Portfolios], PSF Avantis Balanced Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios (each, a “Fund of Funds” and together, the “Funds of Funds”) invest are each generally referred to as an “Underlying Fund” or collectively as “Underlying Funds” in this SAI. When referring only to those Underlying Funds in which the Portfolio Optimization Portfolios invest, the term “Portfolio Optimization Underlying Funds” is used. When referring only to those Underlying Funds in which the Pacific Dynamix Portfolios invest, the term “Pacific Dynamix Underlying Funds” is used. When referring only to those Underlying Funds in which the PSF Avantis Balanced Allocation Portfolio may invest (which are not Funds of the Trust), the term “Balanced Allocation Underlying Funds” is used. [When referring only to those Underlying Funds in which the ESG Portfolios may invest (which are not Funds of the Trust), the term “ESG Underlying Funds” is used.]

The Bond Plus Portfolio, International Equity Plus Bond Alpha Portfolio, Mid-Cap Plus Bond Alpha Portfolio, Large-Cap Plus Bond Alpha Portfolio, QQQ Plus Bond Alpha Portfolio, and Small-Cap Plus Bond Alpha Portfolio are collectively referred to as the “PBA Portfolios” in this SAI.

Unless otherwise noted, a Fund may invest in other types of securities and investments and/or the Adviser or Manager may use other investment strategies in managing the Funds, which include those securities, investments and investment techniques not specifically noted or prohibited in the Prospectuses or this SAI that the Adviser or Manager reasonably believes are compatible with the investment goals and policies of that Fund.

Unless otherwise noted, a Fund may lend up to 33⅓% of its assets to broker-dealers and other financial institutions to earn income, may borrow money for administrative or emergency purposes, may invest in restricted securities, and may invest up to 15% of its net assets in illiquid investments.

A Fund may invest up to 25% of its assets in privately issued mortgage-related securities (i.e., mortgage-related securities which are issued by parties other than the U.S. government or its agencies or instrumentalities). A Fund may invest up to 25% of its assets in other privately issued asset-backed securities (excluding privately issued mortgage-related securities, which are included in the limitation on privately issued mortgage-related securities).

Each Manager may, in addition to other permissible investments, invest in money market funds, including those it manages, as a means of return on cash, as permitted by the Investment Company Act of 1940 (“1940 Act”) and rules promulgated thereunder.

In general, if a Fund takes a temporary defensive position as described in the General Investment Information section of the Prospectuses, it may assume a temporary defensive position that is inconsistent with its principal investment objective(s) and/or strategies by temporarily investing (partially or extensively) in U.S. government securities (such as U.S. Treasuries), high quality corporate debt securities/debt obligations, money market instruments (short-term high-quality instruments) and/or cash equivalents (including overnight investments). The Prospectuses and this SAI may include limitations on the types of investments or include additional investments a Fund may utilize for temporary defensive position purposes.

The following is a list of defined terms used in this Additional Investment Strategies of the Funds section:

ADRs: American Depositary Receipts CBOs: Collateralized Bond Obligations CDOs: Collateralized Debt Obligations CLOs: Collateralized Loan Obligations CMBS: Commercial Mortgage-Backed Securities CMOs: Collateralized Mortgage Obligations EDRs: European Depositary Receipts ETFs: Exchange Traded Funds Fitch: Fitch, Inc. GDRs: Global Depositary Receipts IPOs: Initial Public Offerings MLPs: Master Limited Partnerships Moody’s: Moody’s Investors Service, Inc. NYSE: New York Stock Exchange OPALS: Optimized Portfolios as Listed Securities OTC: Over-the-Counter PIK: Payment-In-Kind REITs: Real Estate Investment Trusts REMICs: Real Estate Mortgage Investment Conduits REOCs: Real Estate Operating Companies SPAC: Special Purpose Acquisition Company SPDRs: Standard & Poor’s Depositary Receipts Standard and Poor’s: Standard and Poor’s Rating Services TIPS: U.S. Treasury Inflation Protected Securities

1

Bond Plus Portfolio

PLFA managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in options.

FDS managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in CLOs; foreign currency-denominated securities (including forward foreign currency contracts); obligations of supra-national organizations; municipal bonds (both taxable and tax-exempt issues); covered bonds; and CMOs.

Core Income Portfolio

For more information on the Fund’s principal investments in debt securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”), or if unrated, are of comparable quality as determined by the Manager, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”

In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: CMOs; CMBS; convertible securities; preferred stocks; trust preferreds; credit default swaps; debt instruments of developed markets denominated in a foreign currency; emerging market debt instruments denominated in U.S. dollars; commercial paper; money market instruments; and municipal securities. The Fund may also invest up to 5% of its assets in common stocks.

Diversified Bond Portfolio

For more information on the Fund’s principal investments in debt securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”), or if unrated, are of comparable quality as determined by the Manager, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”

Core Plus Full Discretion managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in: equity securities, including common stocks and preferred stocks; and contingent convertible securities.

Core Plus Relative Return managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in: foreign currency-denominated securities; bank loans; and CLOs.

Core Plus Full Discretion and Core Plus Relative Return common non-principal investments: In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: municipal securities; ADRs; CBOs; CDOs; securities issued by other investment companies; zero coupon and PIK bonds; and commercial paper. The Fund may also invest up to 5% of its assets in each of the following: short sales and short sales against the box.

Floating Rate Income Portfolio

For more information on the Fund’s principal investments in floating rate loans and its investments in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments, or if unrated, are of comparable quality as determined by the Manager, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussions under “High Yield/High Risk Bonds” and “Loan Participations and Assignments.”

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: investment grade debt securities; warrants and equity securities in connection with the Fund’s investments in senior loans or other debt instruments; senior loans, of which the interest rates are fixed and do not float or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rate; senior subordinated bridge loans, senior secured bonds, senior unsecured bonds and unsecured or subordinated bonds, all of varying qualities and maturities, and all of which may be fixed or floating rate; other floating rate debt instruments, such as notes and asset-backed securities (including special purpose trusts investing in bank loans); loans or other debt instruments that pay-in-kind, which are loans or other debt instruments that pay interest through the issuance of additional securities; credit default swaps; other investment companies, including ETFs and closed-end funds which invest in floating rate instruments; and emerging market investments denominated in U.S. dollars. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fee paid by the Fund.

High Yield Bond Portfolio

For more information on the Fund’s principal investments in debt securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”), or if unrated, are of comparable quality as determined by the Manager, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: U.S. government securities (including securities of U.S. agencies and instrumentalities); bank obligations; loan participations and assignments; floating rate loans; commercial paper; mortgage-related securities; asset-backed securities; forward commitment agreements; when-issued securities; ADRs; rights; repurchase agreements; reverse repurchase agreements; and debt securities of foreign issuers denominated in foreign currencies, foreign government and international agencies, including emerging market countries, and foreign branches of U.S. banks. The Fund may also invest up to 10% of its assets in common stocks (including warrants and including up to 5% in non-dividend paying common stocks). In seeking a high level of current income, managing the Fund’s duration, or reducing principal volatility, the Fund may non-principally purchase and sell put and call options on securities; purchase or sell interest rate futures contracts and options thereon; enter into interest rate, interest rate index, credit default, and currency exchange rate swap agreements; and invest up to 5% of its assets in spread transactions. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity.

Inflation Managed Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: contingent convertible securities; bank obligations; when-issued securities; and repurchase and reverse repurchase agreements. The Fund may invest up to 5% of its net assets in event-linked bonds. The Fund may also invest up to 5% of its assets in municipal securities. The Fund may also non-principally engage in short sales and short sales against the box, as part of its overall portfolio management strategies to offset a potential decline in the value of a security. In addition, the Fund may invest up to 10% of its assets in preferred stock.

2

Intermediate Bond Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: TIPS and zero coupon bonds.

Short Duration Bond Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: REMICs; zero coupon bonds; PIK bonds; preferred stock; and non-U.S. dollar-denominated foreign debt instruments. The Fund may also engage in short sales against the box and invest up to 5% of its assets in each of the following: foreign denominated securities and municipal securities. The Fund may invest up to 5% of its assets in debt securities that are rated non-investment grade (high yield/high risk debt instruments, sometimes called “junk bonds”), or if unrated, are of comparable quality as determined by the Manager. For more information on such securities, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.” The Fund may non-principally purchase and write (covered) put and call options on any security in which it may invest, on any securities index consisting of securities in which it may invest, on yield curves and on futures contracts, foreign currencies, and swap agreements.

The Fund may also engage in foreign currency transactions and forward currency contracts; options on foreign currencies; and foreign currency futures and options thereon, to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers. The Fund may also use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another, and use interest rate swaps to adjust interest rate exposures and/or as a substitute for the physical security.

Total Return Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: contingent convertible securities; bank obligations; and repurchase and reverse repurchase agreements. The Fund may invest up to 5% of its net assets in event-linked bonds. The Fund may also invest up to 5% of its assets in municipal securities. The Fund may also non-principally engage in short sales and short sales against the box, as part of its overall portfolio management strategies to offset a potential decline in the value of a security. In addition, the Fund may invest up to 10% of its assets in equity related securities and preferred stock (equity-related securities share characteristics of both debt and equity). The Fund also may invest up to 10% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the Manager. The Fund may also invest up to 10% of its assets in debt securities of issuers based in emerging market economies (whether U.S. dollar or foreign currency-denominated). For more information on such securities, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”

Emerging Markets Debt Portfolio

For more information on the Fund’s principal investments in debt securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”), or if unrated, are of comparable quality as determined by the Manager, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: bank capital securities and obligations; commercial paper; convertible securities; credit-linked trust certificates; delayed funding loans and revolving credit facilities; equity securities, including securities of other investment companies (such as ETFs and other pooled investment vehicles); floating rate bank loans and debt instruments; hybrid instruments; illiquid investments; inflation-indexed bonds; preferred stock; warrants; when-issued and delayed delivery transactions; zero-coupon bonds; and step-ups and PIK securities. The Fund may also invest non-principally in participation notes, short sales and credit spread trades.

Dividend Growth Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: U.S. dollar-denominated corporate debt securities of domestic and foreign issuers; convertible securities; preferred stock; U.S. government securities; bank obligations; warrants; when-issued securities; commercial paper; repurchase agreements; reverse repurchase agreements; and IPOs. The Fund may also non-principally enter into futures contracts to provide equity exposure. The Fund may also invest up to 10% of its assets in other investment company securities (including ETFs). The Fund may not invest in variable and floating rate securities.

Equity Index Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: stock index futures that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the index. The Fund may also non-principally enter into futures contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity to provide equity exposure. The Fund may use these derivatives to implement any allocation changes for a Portfolio Optimization Portfolio (including changes due to periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds) by obtaining exposure to desired investments. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if the Fund uses such instruments, it may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

The Fund may also invest non-principally in U.S. exchange listed foreign equity securities; ADRs; convertible securities; forward commitment agreements; when-issued securities; reverse repurchase agreements; other investment companies, including ETFs; and up to 5% in rights. The Fund may also invest in warrants; however, not more than 5% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Fund may temporarily invest up to 10% of its cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. The Fund may not invest in restricted securities (including private placements).

3

Focused Growth Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations and reverse repurchase agreements for cash management purposes. The Fund is also permitted to invest up to 10% of its assets collectively in: ADRs, EDRs and GDRs.

In addition to the derivatives and other techniques described in the Prospectus, the Fund may non-principally engage in forward foreign currency contracts and foreign currency transactions and purchase and write options on foreign currencies to hedge currency exposure. The Fund may also non-principally engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. The Fund may non-principally purchase and write options on the same types of securities that the Fund may purchase directly.

Growth Portfolio

The Fund is “non-diversified.”

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: preferred stock; convertible securities; warrants and rights; repurchase agreements; other investment companies (open-end funds, closed-end funds, and/or ETFs); U.S. government securities and securities of U.S. government agencies or instrumentalities; and short-term instruments, including U.S. government securities; commercial paper and bank obligations. The Fund may also invest non-principally in small-capitalization stocks. The Fund may also invest up to 10% of its assets collectively in: ADRs, EDRs, GDRs, and other types of receipts evidencing ownership of the underlying foreign securities. The Fund may also non-principally enter into futures or options contracts to provide equity exposure.

Hedged Equity Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: bank obligations; borrowings; commercial paper; common stock warrants and rights; convertible securities; ETFs; foreign investments; IPOs; investment company securities, MLPs; mid-capitalization companies; preferred stock; private placements, restricted securities and other unregistered securities; REITs; repurchase agreements; reverse repurchase agreements; securities issued in connection with reorganizations and corporate restructurings; short-term funding agreements; treasury receipts; and when-issued securities, delayed delivery securities and forward commitment agreements.

Large-Cap Core Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: common stocks of small-capitalization companies; preferred stocks; convertible bonds; repurchase agreements; equity-linked and index-linked securities; rights; futures contracts; forward commitment agreements; when-issued securities; warrants; REITS; ADRs; New York Registry Shares; and other investment companies, including ETFs.

To invest temporary cash balances, to maintain liquidity to meet redemptions or expenses, or for temporary defensive purposes, the Fund may invest non-principally in: money market instruments, including U.S. government securities and short-term bank obligations rated in the highest two rating categories by Moody’s, Standard & Poor’s or Fitch, or if unrated, are of comparable quality as determined by the Manager; certificates of deposit; time deposits; loans or credit agreements; bankers’ acceptances; short-term debt obligations of savings and loan institutions; and commercial paper and corporate obligations, including variable and floating rate securities that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody’s, Standard & Poor’s or Fitch, or if unrated, are of comparable quality as determined by the Manager.

Large-Cap Growth Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: U.S. government securities, its agencies and instrumentalities; bank and corporate debt securities, which may be denominated in any currency; repurchase agreements; reverse repurchase agreements; private placements; securities issued by other investment companies, including ETFs; convertible securities; warrants; rights; depositary receipts, including ADRs, EDRs, GDRs and other types of receipts evidencing ownership of the underlying foreign securities; exchange-traded index securities; short sales against the box; loan participations; when-issued securities; mortgage-backed securities; and asset-backed securities. The Fund may invest up to 5% of its assets in each of the following: forward currency contracts to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers; limited partnerships that are publicly traded on a securities exchange; preferred stock; IPOs; restricted securities and other unregistered securities. The Fund may also non-principally enter into futures contracts to provide equity exposure.

Large-Cap Plus Bond Alpha Portfolio

PLFA managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in options.

Bond portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in CLOs; foreign currency-denominated securities (including forward foreign currency contracts); obligations of supra-national organizations; municipal bonds (both taxable and tax-exempt issues); covered bonds; and CMOs.

Large-Cap Value Portfolio

[In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: IPOs, U.S. government securities, corporate debt securities, money market instruments, investment companies, ETFs, MLPs, derivatives (including futures, options and swap transactions), short-selling, forward commitments; and securities of issuers based in emerging market economies (whether U.S. dollar or foreign currency-denominated).]

Mid-Cap Growth Portfolio

4

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: large-capitalization companies; small-capitalization companies; REITs; preferred stock; ETFs; and foreign equity securities if U.S. exchange listed and traded in U.S. dollars. For temporary defensive purposes, the Fund may invest in shorter-term debt securities and similar obligations, or hold cash.

Mid-Cap Plus Bond Alpha Portfolio

PLFA managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in options.

Bond portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in CLOs; foreign currency-denominated securities (including forward foreign currency contracts); obligations of supra-national organizations; municipal bonds (both taxable and tax-exempt issues); covered bonds; and CMOs.

Mid-Cap Value Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: initial public offerings; when-issued securities; forward commitment agreements; rights; and warrants. The Fund may also invest non-principally in each of the following: U.S. government securities and securities issued by other investment companies (including ETFs).

QQQ®  Plus Bond Alpha Portfolio

PLFA managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in options.

Bond portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in CLOs; foreign currency-denominated securities (including forward foreign currency contracts); obligations of supra-national organizations; municipal bonds (both taxable and tax-exempt issues); covered bonds; and CMOs.

Small-Cap Equity Portfolio

BlackRock managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in index futures and index options contracts that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the index. This portion of the Fund may also non-principally enter into futures and options contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity to provide equity exposure. This portion of the Fund may use these derivatives to implement any allocation changes for a Portfolio Optimization Portfolio (including changes due to periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds) by obtaining exposure to desired investments. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if this portion of the Fund uses such instruments, the Fund may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

This portion of the Fund may also invest non-principally in foreign equity securities of U.S. exchange listed; ADRs; foreign securities including EDRs and GDRs; convertible securities; forward commitment agreements; when-issued securities; reverse repurchase agreements; and up to 5% in rights. This portion of the Fund may also invest non-principally in warrants; however, not more than 5% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. This portion of the Fund may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. This portion of the Fund may not invest in restricted securities (including private placements).

Franklin managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in REITs and up to 5% of its assets in structured notes, trade claims, rights or warrants of which up to 2% can be in warrants not listed on the NYSE or NYSE American.

BlackRock and Franklin common non-principal investments: In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: investments in other investment companies (including ETFs); debt securities including but not limited to U.S. government securities; zero coupon bonds; step coupon bonds; PIKs; mortgage-related securities (including stripped mortgage-backed securities) as well as lower quality debt securities; asset-backed securities; CMOs; forward commitment agreements and when-issued securities. The Fund may also non-principally engage in short sales and short sales against the box; repurchase agreements; reverse repurchase agreements; and equity IPOs.

Small-Cap Growth Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: mid-capitalization companies; ADRs, EDRs and GDRs; fixed income securities such as government, corporate and bank debt obligations; foreign securities, including emerging market countries; master limited partnerships; real estate investment trusts; custodial receipts and trust certificates; futures contracts and options and swaps on futures contracts; illiquid investments; investment company securities (including ETFs); preferred stock, warrants and stock repurchase rights; repurchase agreements; when-issued securities and forward commitments; non-investment grade securities; and IPOs and companies that only recently began to trade publicly.

For temporary defensive purposes, the Fund may invest extensively in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable credit rating by another nationally recognized statistical rating organization (or, if unrated, determined by the sub-adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible

5

preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, ETFs and other investment companies and cash items.

Small-Cap Index Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: stock index futures that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the index. The Fund may also non-principally enter into futures contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity to provide equity exposure. The Fund may use these derivatives to implement any allocation changes for a Portfolio Optimization Portfolio (including changes due to periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds) by obtaining exposure to desired investments. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if the Fund uses such instruments, it may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

The Fund may also invest non-principally in foreign equity securities of U.S. exchange listed; ADRs; convertible securities; forward commitment agreements; when-issued securities; reverse repurchase agreements; other investment companies, including ETFs; and up to 5% in rights. The Fund may also invest non-principally in warrants; however, not more than 5% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Fund may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. The Fund may not invest in restricted securities (including private placements).

Small-Cap Plus Bond Alpha Portfolio

PLFA managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in options.

Bond portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in CLOs; foreign currency-denominated securities (including forward foreign currency contracts); obligations of supra-national organizations; municipal bonds (both taxable and tax-exempt issues); covered bonds; and CMOs.

Small-Cap Value Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: preferred stock; convertible securities; ETFs; IPOs; secondary offerings; warrants, rights and ADRs. The Fund may also invest non-principally in derivatives on small-capitalization value securities (including futures contracts) to manage cash flows as an alternative to investing in the securities themselves.

Value Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: small-capitalization companies; foreign securities (including depositary receipts); REITs; MLPs; ETFs; IPOs and secondary offerings; forward foreign currency contracts; commercial paper; certificates of deposit; repurchase agreements; or other short-term debt obligations. The Fund may also enter into futures contracts to provide equity exposure. The Fund may also invest non-principally in high-quality short-term debt securities and investment grade corporate debt securities to provide liquidity.

Value Advantage Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: derivatives, including futures and swaps; convertible securities; trust preferred stock; debt instruments, including Treasury receipts, U.S. government obligations, bank obligations, short-term funding agreements, and commercial paper; specific equity-related investments (including warrants and rights, initial public offerings, and preferred stock); investment company securities including master limited partnerships and ETFs; illiquid and restricted securities (such as private placements); securities issued in connection with reorganizations and corporate restructurings; debt instruments, including corporate debt securities, high yield/high risk bonds, inflation-indexed bonds, variable and floating rate instruments, zero coupon bonds, loan participations and assignments; repurchase agreements; reverse repurchase agreements; municipal securities; inverse floating rate instruments (i.e., inverse floaters); demand features; and other asset-backed securities and may engage in short sales and short sales against the box.

Emerging Markets Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest in, but is not limited to, the following non-principal investment strategies: fixed income securities that are considered to be cash equivalents including but not limited to bank obligations issued by U.S. or foreign banks, and U.S. government securities. The Fund may also invest in American, European and Global Depositary Receipts, convertible securities, derivatives, and real estate investment trusts. The Fund may also utilize foreign currency transactions (including forward contracts), futures contracts and options. The Fund may also invest in illiquid investments, investment company securities (including ETFs), options on securities, securities indices and foreign currencies, preferred stock, warrants and stock purchase rights, repurchase agreements, unseasoned companies, when-issued securities and forward commitments and downgraded securities.

For temporary defensive purposes, the Fund may invest extensively in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable credit rating by another nationally recognized statistical rating organization (or, if unrated, determined by the sub-adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, ETFs and other investment companies and cash items.

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The Fund currently holds several Russian securities as non-principal investments, which are currently subject to certain sanctions and/or transfer restrictions preventing them from being transferred or sold. The Fund’s prior sub-adviser (Invesco Advisers, Inc.) has agreed to continue to provide certain services to the Fund relating solely to those Russian securities.

International Equity Plus Bond Alpha Portfolio

PLFA managed portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in options.

Bond portion: In addition to the principal investment strategies described in the Prospectus, this portion of the Fund may invest non-principally in CLOs; foreign currency-denominated securities (including forward foreign currency contracts); obligations of supra-national organizations; municipal bonds (both taxable and tax-exempt issues); covered bonds; and CMOs.

International Growth Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: when-issued securities; indexed securities; OTC common and preferred stocks; exchange-traded preferred stock; warrants and rights; securities of other investment companies and REITs; and derivatives (including options and futures) to provide equity exposure.

International Large-Cap Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: preferred stock; convertible securities; warrants and rights; repurchase agreements; other investment companies (open-end funds, closed-end funds, and/or ETFs); and short-term instruments, including U.S. government securities; commercial paper and bank obligations. The Fund may also non-principally enter into futures contracts to provide equity exposure and invest in foreign currency futures, forwards or options to hedge against currency fluctuations, or to otherwise help achieve the Fund’s investment goal.

International Small-Cap Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: cash and repurchase agreements; short-term instruments, including U.S. government securities and U.S. dollar-denominated debt securities of domestic issuers with maturities of one year or less for liquidity and reserves only; commercial paper; bank obligations; securities convertible into or exchangeable for common stock; depositary receipts (such as ADRs). The Fund may also invest non-principally in securities issued by other investment companies. On a non-principal basis, the Fund may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values.

International Value Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: convertible securities; GDRs and EDRs; rights and warrants; instruments of supranational entities denominated in foreign currencies; semi-governmental securities; non-convertible debt securities denominated in foreign currencies; purchases or sales on a delayed delivery basis; small-capitalization stocks; variable and floating rate securities; U.S. government securities; bank obligations; currency swaps and currency futures contracts; and repurchase agreements. The Fund may non-principally engage in foreign currency transactions. The Fund may also invest up to 5% of its assets in each of the following: preferred stock, 144A securities, short sales and short sales against the box. The Fund may also non-principally enter into futures contracts to provide equity exposure and invest in foreign currency options, which are purchased or sold to hedge against currency fluctuations and may use currency forwards to gain or increase exposure to various currency markets, including for the purpose of managing the Fund’s currency exposures relative to its benchmark’s currency exposures. The Fund may also invest non-principally in U.S. dollar-denominated corporate debt securities of domestic issuers and foreign issuers, and debt securities of foreign issuers denominated in foreign currencies that are rated investment grade, or if unrated, are of comparable quality as determined by the Manager. In addition, the Fund may invest up to 5% of its assets in debt securities that are rated non-investment grade (high yield/high risk debt instruments, sometimes called “junk bonds”), or if unrated, are of comparable quality as determined by the Manager. For more information on such securities, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”

Health Sciences Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: debt securities; repurchase agreements; reverse repurchase agreements; U.S. government securities; mortgage-related securities; asset-backed securities; commercial paper; SPDRs; when-issued or delayed delivery securities; convertible and preferred securities; warrants; and rights. The Fund may non-principally engage in short sales and short sales against the box. The Fund may also invest non-principally in U.S. dollar-denominated certificates of deposit, time deposits and bankers’ acceptances issued by U.S. and foreign banks. The Fund limits its investments in bank obligations to U.S. domestic banks which have more than $5 billion in assets and that otherwise meet the Fund’s credit rating requirements, and in foreign banks which have more than $10 billion in assets with branches or agencies in the U.S. The Fund may also invest non-principally in debt securities that are rated non-investment grade (high yield/high risk debt instruments, sometimes called “junk bonds”) (although it may not invest in securities rated lower than Caa by Moody’s or CCC by Standard & Poor’s or Fitch), or if unrated, are of comparable quality as determined by the Manager. For more information on such securities, see the “High Yield/High Risk Bonds” section as well as Appendix A for more information on debt ratings. The Fund may also invest up to 5% of its assets in options contracts, which the Manager may use to seek to enhance the return to the Fund. The Fund may also non-principally enter into futures contracts to provide equity exposure. The Fund may also invest non-principally in private securities; various business ventures, including partnerships and joint ventures; IPOs; ETFs; structured notes; and money market instruments. The Fund may also non-principally borrow money; purchase shares of affiliated investment companies; lend its securities to others for cash management purposes; and hold illiquid investments.

Real Estate Portfolio

7

The Fund is “non-diversified.”

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; and up to 10% of its assets in foreign securities (which may include EDRs and GDRs) including: U.S. dollar-denominated corporate debt securities, certain foreign bank obligations, and foreign government and international agencies. The Fund may also invest non-principally in the following: ADRs; bank obligations; U.S. government securities; convertible securities; commercial paper; variable and floating rate securities; forward commitment agreements; when-issued securities; preferred stock; and repurchase agreements. The Fund may also non-principally enter into futures contracts to provide equity exposure.

Because of the Fund’s policy of concentrating its investments in securities of issuers of REITs and in industries related to real estate, the Fund is significantly impacted by the performance of the real estate industry. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets, and is also subject to the risks associated with the direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses, including insurance; changes in laws, including zoning law; losses due to costs resulting from the clean-up of environmental problems; liabilities to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; and changes in interest rates.

Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., the Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the investments owned by the Fund are located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers may also have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of REITs and REOCs to vary their portfolios promptly in response to changes in economic or other conditions is limited. A REIT or REOC may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

In addition, properties are likely to be adversely affected if a significant tenant ceases operation, voluntarily or otherwise. Certain commercial properties may require their owner to expend significant amounts of capital for general and continuing capital improvements. The value and successful operation of certain commercial properties may be affected by a number of factors such as the location of the property, the ability of management to provide adequate maintenance and insurance, types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities and adverse economic conditions in the locale.

Technology Portfolio

The Fund is “non-diversified.”

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: stock, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition or merger opportunities; IPOs; U.S. government securities; convertible and preferred securities; and illiquid investments.

The Fund may also invest non-principally in debt securities that are rated non-investment grade (high yield/high risk debt instruments, sometimes called “junk bonds”) (although it may not invest in securities rated lower than Caa by Moody’s or CCC by Standard & Poor’s or Fitch), or if unrated, are of comparable quality as determined by the Manager. For more information on such securities, see the “High Yield/High Risk Bonds” section as well as Appendix A for more information on debt ratings.

The Fund may invest non-principally in derivatives (including futures contracts, forward commitments, options and swap agreements) primarily to increase or decrease exposure to a particular market, segment of the market or security.

Capital Appreciation Portfolio

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: investment company securities; convertible preferred stocks; preferred stocks; short-term investments; options; and mortgage-related and asset-backed securities.

[ESG Portfolios

The ESG Diversified Portfolio and ESG Diversified Growth Portfolio (together, the “ESG Portfolios”) will generally limit their investments to shares of the ESG Underlying Funds, U.S. government securities and short-term debt instruments, although the Funds may invest in securities such as money market instruments and other unaffiliated investment companies for temporary defensive purposes or otherwise as deemed advisable by the Adviser to the extent permissible under existing or future rules, orders or guidance of the SEC.]

PSF Avantis Balanced Allocation Portfolio

The Fund will generally limit its investments to shares of the Balanced Allocation Underlying Funds, U.S. government securities and short-term debt instruments, although the Fund may invest in securities such as money market instruments and other unaffiliated investment companies for temporary defensive purposes or otherwise as deemed advisable by the Adviser to the extent permissible under existing or future rules, orders or guidance of the SEC. The Fund may also invest non-principally (through its investments in Balanced Allocation Underlying Funds) in: securities of issuers in emerging markets; and securities of issuers in real estate (such as REITs).

8

Pacific Dynamix Portfolios

The Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth and Pacific Dynamix — Aggressive Growth Portfolios (together, the “Pacific Dynamix Portfolios”) will generally limit their investments to Class P shares of the Pacific Dynamix Underlying Funds, U.S. government securities, and short-term debt instruments, although the Pacific Dynamix Portfolios may invest in securities such as money market instruments and unaffiliated investment companies for temporary defensive purposes or otherwise as deemed advisable by the Adviser to the extent permissible under existing or future rules, orders or guidance of the SEC. The Pacific Dynamix Portfolios may also invest non-principally (through its investments in the Pacific Dynamix Underlying Funds) in: securities of issuers in emerging markets; common stock of small-capitalization companies; and forward commitment agreements.

Portfolio Optimization Portfolios

The Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (together, the “Portfolio Optimization Portfolios”) will generally limit their investments to Class P shares of the Portfolio Optimization Underlying Funds, although the Portfolio Optimization Portfolios may invest in securities such as U.S. government securities, short-term debt instruments, money market instruments and unaffiliated investment companies for temporary defensive purposes, or otherwise as deemed advisable by the Adviser to the extent permissible under existing or future rules, orders or guidance of the SEC.

PD 1-3 Year Corporate Bond Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in money market funds, including those managed by SSGA Funds Management, Inc. (“SSGA FM”), as a means of return on cash as permitted by the 1940 Act and rules promulgated thereunder.

PD Aggregate Bond Index Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in money market funds, including those managed by SSGA FM, as a means of return on cash as permitted by the 1940 Act and rules promulgated thereunder; and supranational obligations.

PD Emerging Markets Index Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

In addition to the principal investment strategies described in the Prospectus, the Fund may non-principally use various investment techniques such as buying and selling stock index futures contracts that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the index, and are standardized and traded on a U.S. exchange, board of trade, or similar entity, as well as swaps and ETFs to provide equity exposure. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if the Fund uses such instruments, it may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

PD High Yield Bond Market Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

For more information on the Fund’s principal investments in debt securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”), or if unrated, are of comparable quality as determined by the Manager, see the “Description of Fixed Income/Debt Instrument Ratings” in Appendix A and the discussion under “High Yield/High Risk Bonds.”

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in investment grade debt securities (including corporate debt securities, medium term notes and 144A securities), or if unrated, securities which are of comparable quality as determined by the Manager; PIK and deferred payment securities; leveraged loans; debt securities convertible into equity securities, including common stock, preferred stock and warrants, and money market funds, including those managed by SSGA FM, as a means of return on cash as permitted by the 1940 Act and rules promulgated thereunder.

PD International Large-Cap Index Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

In addition to the principal investment strategies described in the Prospectus, the Fund may non-principally use various investment techniques such as buying and selling stock index futures contracts that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the index, and are standardized and traded on a U.S. exchange, board of trade, or similar entity, as well as swaps and ETFs to provide equity exposure. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if the Fund uses such instruments, it may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

PD Large-Cap Growth Index Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: stock index futures that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the index. The Fund may also non-principally enter into futures contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity to provide equity exposure. The Fund may use these derivatives to implement any allocation changes for a Pacific Dynamix Portfolio (including changes due to periodic rebalancing, changes in Managers or their investment personnel, and

9

reorganizations of Funds) by obtaining exposure to desired investments. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if the Fund uses such instruments, it may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

The Fund may also invest non-principally in foreign equity securities of U.S. exchange listed; ADRs; convertible securities; forward commitment agreements; when-issued securities; reverse repurchase agreements; other investment companies, including ETFs; and up to 5% in rights. The Fund may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. The Fund may not invest in restricted securities (including private placements).

PD Large-Cap Value Index Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: stock index futures that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the index. The Fund may also non-principally enter into futures contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity to provide equity exposure. The Fund may use these derivatives to implement any allocation changes for a Pacific Dynamix Portfolio (including changes due to periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds) by obtaining exposure to desired investments. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if the Fund uses such instruments, it may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

The Fund may also invest non-principally in foreign equity securities of U.S. exchange listed; ADRs; convertible securities; forward commitment agreements; when-issued securities; reverse repurchase agreements; other investment companies, including ETFs; and up to 5% in rights. The Fund may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. The Fund may not invest in restricted securities (including private placements).

PD Mid-Cap Index Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: stock index futures that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the index. The Fund may non-principally enter into futures contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity to provide equity exposure. The Fund may use these derivatives to implement any allocation changes for a Pacific Dynamix Portfolio (including changes due to periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds) by obtaining exposure to desired investments. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if the Fund uses such instruments, it may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

The Fund may also invest non-principally in foreign equity securities of U.S. exchange listed; ADRs; convertible securities; forward commitment agreements; when-issued securities; reverse repurchase agreements; other investment companies, including ETFs; and up to 5% in rights. The Fund may also invest non-principally in warrants; however, not more than 5% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Fund may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. The Fund may not invest in restricted securities (including private placements).

PD Small-Cap Growth Index Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: stock index futures that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the index. The Fund may also non-principally enter into futures contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity to provide equity exposure. The Fund may use these derivatives to implement any allocation changes for a Pacific Dynamix Portfolio (including changes due to periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds) by obtaining exposure to desired investments. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if the Fund uses such instruments, it may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

The Fund may also invest non-principally in foreign equity securities of U.S. exchange listed; ADRs; convertible securities; forward commitment agreements; when-issued securities; reverse repurchase agreements; other investment companies, including ETFs; and up to 10% in rights. The Fund may also invest non-principally in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Fund may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. The Fund may not invest in restricted securities (including private placements).

PD Small-Cap Value Index Portfolio

This Fund is only available for investment by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates.

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: stock index futures that are based on stock indices which the Fund attempts to track, or which tend to move together with stocks included in the

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index. The Fund may also non-principally enter into futures contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity to provide equity exposure. The Fund may use these derivatives to implement any allocation changes for a Pacific Dynamix Portfolio (including changes due to periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds) by obtaining exposure to desired investments. The portfolio turnover rate excludes the purchase and sale of certain investments such as most derivative instruments. Accordingly, if the Fund uses such instruments, it may have a higher portfolio turnover rate than as disclosed in its Fund Summary in its Prospectus.

The Fund may also invest non-principally in foreign equity securities of U.S. exchange listed; ADRs; convertible securities; forward commitment agreements; when-issued securities; reverse repurchase agreements; other investment companies, including ETFs; and up to 10% in rights. The Fund may also invest non-principally in warrants; however, not more than 10% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities. The Fund may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities. The Fund may not invest in restricted securities (including private placements).

Diversification Versus Non-Diversification

The cover of this SAI sets out which Funds are classified as “diversified” and which are classified as “non-diversified,” as described further below. Each non-diversified fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of the Fund’s assets are invested.

Diversified. The term “diversified” under the 1940 Act generally means that a Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

Non-diversified. A “non-diversified” fund under the 1940 Act is one that is not “diversified.” This means that the proportion of a Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, there are certain federal tax diversification requirements applicable to all Funds (for more information, see the “Taxation” section). Because a non-diversified fund may invest in a smaller number of companies than a diversified fund, an investment in a non-diversified fund may, under certain circumstances, present greater risk to an investor than an investment in a diversified fund. This risk includes greater exposure to potential poor earnings or default of fewer issuers than would be the case for a more diversified fund. Being classified as non-diversified does not prevent a Fund from being managed as though it were diversified. If a non-diversified Fund is managed in a diversified manner for three consecutive years, such Fund will be reclassified as diversified, and thereafter shareholder approval will be required to reserve freedom of action to operate that Fund as non-diversified.

ADDITIONAL INFORMATION ON UNDERLYING FUNDS

The following provides additional information regarding the Underlying Funds of the [ESG Portfolios,] PSF Avantis Balanced Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios.

[The ESG Underlying Funds in which the ESG Portfolios may invest are:]

[To be Updated by Amendment]

[None of the investment advisers or distributors to the ESG Underlying Funds, or the ESG Underlying Funds themselves, make any representations regarding the advisability of investing in the ESG Portfolios. BlackRock is a registered trademark of BlackRock, Inc., or its subsidiaries (“BlackRock”). Fidelity®  is a registered trademark of FMR LLC. All third-party trademarks and service marks disclosed in the Prospectus and SAI belong to their respective owners.]

The Balanced Allocation Underlying Funds in which the PSF Avantis Balanced Allocation Portfolio may invest are:

[To be Updated by Amendment]

•	American Century® Diversified Bond Fund

•	American Century® Diversified Corporate Bond ETF

•	American Century® Short Duration Fund

•	American Century® Small Cap Growth Fund

•	American Century® Ultra Fund

•	Avantis® Core Fixed Income ETF

•	Avantis® Emerging Markets Equity ETF

•	Avantis® International Equity ETF

•	Avantis® Real Estate ETF

•	Avantis® Short-Term Fixed Income ETF

•	Avantis® U.S. Equity ETF

•	Avantis® U.S. Large Cap Equity ETF

•	Avantis® U.S. Large Cap Value ETF

•	Avantis® U.S. Small Cap Equity ETF

•	Avantis® U.S. Small Cap Value ETF

•	Vanguard Russell 1000 Growth ETF

Neither the investment advisers nor the distributors to the Balanced Allocation Underlying Funds, or the Balanced Allocation Underlying Funds themselves, make any representations regarding the advisability of investing in the Balanced Allocation Underlying Funds. American Century®  and Avantis®  are registered trademarks of American Century Proprietary Holdings, Inc.

The Pacific Dynamix Underlying Funds in which each of the Pacific Dynamix Portfolios may invest are:

[To be Updated by Amendment]

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•	PD 1-3 Year Corporate Bond Portfolio

•	PD Aggregate Bond Index Portfolio

•	PD Emerging Markets Index Portfolio

•	PD High Yield Bond Market Portfolio

•	PD International Large-Cap Index Portfolio

•	PD Large-Cap Growth Index Portfolio

•	PD Large-Cap Value Index Portfolio

•	PD Mid-Cap Index Portfolio

•	PD Small-Cap Growth Index Portfolio

•	PD Small-Cap Value Index Portfolio

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The Portfolio Optimization Underlying Funds in which each of the Portfolio Optimization Portfolios may invest are:

[To be Updated by Amendment]

•	Bond Plus Portfolio

•	Core Income Portfolio

•	Diversified Bond Portfolio

•	Dividend Growth Portfolio

•	Emerging Markets Debt Portfolio

•	Emerging Markets Portfolio

•	Equity Index Portfolio

•	Floating Rate Income Portfolio

•	Focused Growth Portfolio

•	Growth Portfolio

•	High Yield Bond Portfolio

•	Inflation Managed Portfolio

•	Intermediate Bond Portfolio

•	International Equity Plus Bond Alpha Portfolio

•	International Growth Portfolio

•	International Large-Cap Portfolio

•	International Small-Cap Portfolio

•	International Value Portfolio

•	Large-Cap Core Portfolio

•	Large-Cap Growth Portfolio

•	Large-Cap Plus Bond Alpha Portfolio

•	Large-Cap Value Portfolio

•	Mid-Cap Plus Bond Alpha Portfolio

•	Mid-Cap Growth Portfolio

•	Mid-Cap Value Portfolio

•	QQQ Plus Bond Alpha Portfolio

•	Real Estate Portfolio

•	Short Duration Bond Portfolio

•	Small-Cap Equity Portfolio

•	Small-Cap Growth Portfolio

•	Small-Cap Index Portfolio

•	Small-Cap Plus Bond Alpha Portfolio

•	Small-Cap Value Portfolio

•	Total Return Portfolio

•	Value Portfolio

•	Value Advantage Portfolio

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS

Below are descriptions of certain securities and investments that the Funds may use, subject to a particular Fund’s investment restrictions and other limitations, and their related risks as well as other risks to which a Fund may be exposed. Unless otherwise stated in the Prospectuses, many investment strategies, including various hedging techniques and techniques which may be used to help add incremental income, are discretionary. That means Managers may elect to engage or not to engage in the various techniques at their sole discretion. Hedging may not be cost-effective, hedging techniques may not be available when sought to be used by a Manager, or Managers may simply elect not to engage in hedging and have a Fund assume full risk of the investments. Investors should not assume that a Fund will be hedged at all times or that it will be hedged at all; nor should investors assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

The investment strategies described below may be pursued directly by the Underlying Funds. As a general matter, the Funds of Funds do not invest directly in securities. However, the Funds of Funds are subject to the risks described below indirectly through their investment in their respective Underlying Funds.

Equity Securities

Common and preferred stocks represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

The value of a company’s stock may fall as a result of factors directly related to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are less directly related to the company or its industry, such as changes in interest rates or currency exchange rates.

Preferred stock generally has a greater priority to a company’s earnings and assets. A company generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt, and dividends on preferred stock are paid before common stock. For this reason, the value of a company’s common stock will usually react more strongly than its bonds and other debt and preferred stock to actual or perceived changes in the company’s financial condition or outlook. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Common and preferred stocks generally provide different voting rights. Common stock typically entitles the owner to vote on matters related to the company while preferred stock does not typically carry voting rights.

Common and preferred stocks have different priority in the event of the bankruptcy and/or insolvency of the company. In the event the issuer declares bankruptcy or is otherwise insolvent, the claims of secured and unsecured creditors and owners of bonds and other debt take precedence over the claims of those who own common and preferred stock. For this reason, the value of common and preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may entitle the owner to receive, in preference to the holders of common stock, a fixed share of the proceeds resulting from a liquidation of the company.

Common and preferred stocks also generally provide different dividend rights. Common stock owners are typically entitled to receive dividends declared and paid on such shares. Preferred stock, unlike common stock, often has a stated dividend rate payable from the company’s earnings. Preferred stock dividends may pay out at fixed or adjustable rates of return, and can be cumulative or non-

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cumulative, participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the company’s common stock, while a dividend on non-cumulative preferred stock that has not been paid on the stated dividend period is typically lost forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while non-participating preferred stock is limited to the stated dividend. Adjustable rate preferred stock pays a dividend that is adjustable on a periodic basis, generally based on changes in certain interest rates. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock is subject, including issuer-specific and market risks, but is also subject to many of the risks to which debt securities are subject, such as interest rate risk. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Equity-related securities share certain characteristics of equity securities and may include depositary receipts, convertible securities and warrants. These instruments are discussed elsewhere in the Prospectuses and this SAI. Equity-related securities are subject to many of the same risks, although possibly to different degrees.

Real Estate Investment Trusts (“REITs”). A REIT is a type of equity security that pools investors’ funds for investment primarily in income-producing real estate or in loans or interests related to real estate and often trades on exchanges like a stock. A U.S. REIT is not taxed on income distributed to its shareholders or unit holders if it complies with a regulatory requirement that it distributes to its shareholders or unit holders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types). Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unit holders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain an exemption from registration under the 1940 Act. REITs also involve risks such as refinancing, changes in interest rates, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing.

Although a Fund is not allowed to invest in real estate directly, it may acquire real estate as a result of a default on the REIT securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. As of May 2025, there has been a prolonged reduction in the demand for commercial office space, which may negatively impact REITs for the foreseeable future. Also, real estate can be destroyed by human activities, including criminal acts, or other events such as natural disasters.

Initial Public Offering (“IPO”) and Secondary Offering. An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, newer companies seeking capital financing to expand, but can also be done by large privately-owned companies looking to become publicly traded. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if a Fund is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The values of securities involved in IPOs are subject to greater volatility and unpredictability than more established stocks. For newer companies, there is often little historical data with which to analyze the company, making it more difficult to predict what the stock will do on its initial day of trading and in the near future. Also, most IPOs are done by companies going through transition, and are therefore subject to additional uncertainty regarding their future value. A secondary offering is the issuance of new stock to the public by a company that has already made its IPO. Secondary offerings are usually made by companies seeking to refinance or raise capital for growth.

Special Purpose Acquisition Company (“SPAC”). The Funds may invest in stock, warrants, and other securities of a SPAC or similar special purpose entity that pool funds to seek potential acquisition or merger opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering for the purpose of acquiring or merging with an unaffiliated company to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will

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expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable transaction. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may further increase the volatility of their securities’ prices. In addition to purchasing publicly traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws (restricted securities). No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and such securities may be considered illiquid and/or be subject to restrictions on resale. It may also be difficult to value restricted securities issued by SPACs.

An investment in a SPAC is subject to a variety of risks, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security’s value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

U.S. Government Securities

All Funds may invest in U.S. government securities. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury and they differ with respect to certain items such as coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have a maturity of greater than ten years. Securities guaranteed by the U.S. government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) certificates (described below) and Federal Housing Administration debentures). With guaranteed securities, the payment of principal and interest is guaranteed by the U.S. government. Direct obligations of and securities guaranteed by the U.S. government are subject to variations in market value due to, among other factors, fluctuations in interest rates and changes to the financial condition or credit rating of the U.S. government.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. The maximum potential liability of the issuers of some U.S. government agencies and instrumentalities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Inflation-Indexed Bonds

Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities.

Inflation-indexed securities issued by the U.S. Treasury (or “TIPs”) have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

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While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Mortgages and Mortgage-Related Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations. Subject to its investment strategies, a Fund may invest in mortgage-related securities as well as debt securities which are secured with collateral consisting of mortgage-related securities, and in other types of mortgage-related securities. For information concerning the characterization of mortgage-related securities (including collateralized mortgage obligations) for various purposes including the Trust’s policies concerning diversification and concentration, see the “Diversification versus Non-Diversification” and “Fundamental Investment Restrictions” sections.

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Manager.

The directly placed mortgages in which the Funds invest may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Funds or the Managers. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs or clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage Pass-Through Securities. These are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made periodically, in effect “passing through” periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. government (such as securities guaranteed by the Government National Mortgage Association, or “GNMAs”); other securities may be guaranteed by agencies or instrumentalities of the U.S. government such as Fannie Mae, formerly known as the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”) and are not backed by the full faith and credit of the U.S. government. Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers. Transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as issuer, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date.

GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (“FHA”), or guaranteed by the Department of Veterans Affairs (“VA”). GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at

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maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called “pass-through” securities.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-related securities issued by GNMA are described as “modified pass-through” securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA, a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and the U.S. Treasury. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. FHLMC, a federally chartered and privately-owned corporation, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national fund. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default, but PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met.

FHFA has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment if FHFA determines that performance of the contract is burdensome and the repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. FHFA has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC. FHFA also has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent, although FHFA has stated that is has no present intention to do so. In addition, holders of mortgage-backed securities issued by FNMA and FHLMC may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, generally is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering is used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B, and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal

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and a like amount is paid as principal on the series A, B, or C Bond currently being paid off. When the series A, B, and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan funds.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Commercial Mortgage-Backed Securities (“CMBS”). CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities. As of May 2025, there has been a prolonged reduction in the demand for commercial office space, which may negatively impact CMBS for the foreseeable future.

Adjustable Rate Mortgage-Backed Securities (“ARMBSs”). ARMBSs have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like debt securities and less like adjustable rate securities and are subject to the risks associated with debt securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Other Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees, if, in an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser or Manager determines that the securities meet a Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser or Manager will, consistent with a Fund’s investment goals, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. CMO residuals are risky, volatile and typically unrated.

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The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Mortgages and Mortgage-Related Securities — Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (“1933 Act”). CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid investments.

Planned Amortization Class Certificates (“PACs”) and Support Bonds. PACs are parallel-pay real estate mortgage investment conduit (“REMIC”) certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC certificates, even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC certificate payment schedule is taken into account in calculating the final distribution date of each class of the PAC certificate. In order to create PAC Tranches, generally one or more tranches must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with its investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.

A PAC IO is a PAC bond that pays an extremely high coupon rate, such as 200%, on its outstanding principal balance, and pays down according to a designated PAC schedule. Due to their high-coupon interest, PAC IO’s are priced at very high premiums to par. Due to the nature of PAC prepayment bands and PAC collars, the PAC IO has a greater call (contraction) potential and thus would be impacted negatively by a sustained increase in prepayment speeds.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, secondary markets for these securities may not be as developed or have the same volume as markets for other types of securities. These securities, therefore, may have more limited liquidity and may at times be illiquid and subject to a Fund’s limitations on investment in illiquid investments.

Mortgage Dollar Rolls. Mortgage “dollar rolls” are contracts in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two

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separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as financing and do not treat them as borrowings.

Other Asset-Backed Securities

Other asset-backed securities are securities that directly or indirectly represent a participation interest in or are secured by and payable from a stream of payments generated by particular assets such as automobile loans or installment sales contracts, home equity loans, computer and other leases, credit card receivables, or other assets. Generally, the payments from the collateral are passed through to the security holder. Due to the possibility that prepayments (on automobile loans and other collateral) will alter cash flow on asset-backed securities, generally it is not possible to determine in advance the actual final maturity date or average life of many asset-backed securities. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it may be possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Other risks relate to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. The securities market for asset-backed securities may not, at times, offer the same degree of liquidity as markets for other types of securities with greater trading volume.

Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”). CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, non-investment grade debt securities. The collateral can be from many different types of debt securities such as high yield/high risk debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated non-investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized as illiquid investments, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments may be made in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Linked Securities

Linked securities are debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Among the types of linked securities in which a Fund can invest include:

Equity-Linked, Debt-Linked and Index-Linked Securities. Equity-linked, debt-linked and index-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked, debt-linked or index-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in these securities will involve risks similar to the risks of investing in foreign securities. For more information concerning the risks associated with investing in foreign securities, see the “Foreign Securities” section. In addition, a Fund bears the risk that the issuer of these securities may default on its obligation under the security. These securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as stock index futures, warrants and swap agreements. For more information concerning the risks associated with investing in stock index futures, warrants and swap agreements, see “Stock Index Futures” under “Futures Contracts and Options on Futures Contracts,” “Risks of Swap Agreements” under “Swap Agreements and Options on Swap Agreements,” and “Warrants and Rights.”

Currency-Indexed Securities. Currency-indexed securities typically are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative

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currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Event-Linked Bonds. Event-linked bonds are debt securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs and causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Zero Coupon, Deferred Interest, Step Coupon and Payment-In-Kind (“PIK”) Bonds

Zero coupon and deferred interest bonds are issued and traded at a discount from their face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. PIK bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

PIK bonds and other securities that make “in-kind” payments, or do not make regular cash payments (such as zero coupon or deferred interest bonds), may experience greater volatility in response to interest rate changes and other market factors, as well as issuer-specific developments. These securities generally carry higher interest rates compared to bonds that make cash payments of interest but may involve significantly greater credit risk. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. If the issuer of a Zero Coupon, Deferred Interest, Step Coupon or PIK security defaults, a Fund may lose the entire value of its investment. In addition, these securities may be difficult to value because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral.

High Yield/High Risk Bonds

High yield/high risk bonds (“high yield bonds”) are non-investment grade high risk debt securities (high yield bonds are commonly referred to as “junk bonds”).

In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Fund. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Certain Brady Bonds may be considered high yield bonds. For more information on Brady Bonds, see “Foreign Securities.” A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities. Analysis of the creditworthiness of issuers of debt securities that are high yield bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment goal may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, a Fund may incur additional expenses to seek recovery.

A Fund may purchase defaulted securities only when the Manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and the securities offer an

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unusual opportunity for capital appreciation. Notwithstanding the Manager’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk.

In the case of high yield bonds structured as zero-coupon or PIK securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily NAV of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. See Appendix A for more information on ratings.

There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to timely reflect events and circumstances since a security was last rated.

Obligations of Stressed, Distressed and Bankrupt Issuers

A Fund may invest in securities and other obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in covenant or payment default and equity securities of such issuers. Such debt obligations generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

There are a number of significant risks inherent in the bankruptcy process: (i) many events in a bankruptcy are the product of contested matters and adversary proceedings and are beyond the control of the creditors. While creditors are generally given an opportunity to object to significant actions, there can be no assurance that a bankruptcy court in the exercise of its broad powers would not approve actions that would be contrary to the interests of a Fund; (ii) a bankruptcy filing by an issuer may adversely and permanently affect the issuer. The issuer may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. If for this or any other reason the proceeding is converted to a liquidation, the value of the issuer may not equal the liquidation value that was believed to exist at the time of the investment; (iii) the duration of a bankruptcy proceeding is difficult to predict, and a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court and until it ultimately becomes effective; (iv) the administrative costs in connection with a bankruptcy proceeding are frequently high, for example, if a proceeding involves protracted or difficult litigation, or turns into a liquidation, substantial assets may be devoted to administrative costs and would be paid out of the debtor’s estate prior to any return to creditors; (v) bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization, and because the standard for classification is vague, there exists the risk that a Fund’s influence with respect to the class of securities or other obligations it owns can be lost by increases in the number and amount of claims in that class or by different classification and treatment; (vi) in the early stages of the bankruptcy process it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made; (vii) in the case of investments made prior to the commencement of bankruptcy proceedings, creditors can lose their ranking and priority if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions; and (viii) certain claims that have priority by law (for example, claims for taxes) may be substantial.

In any investment involving securities and other obligations of stressed, distressed and bankrupt issuers, there exists the risk that the transaction involving such securities or obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed or distressed securities or obligations, the value of which may be less than a Fund’s purchase price of such securities or obligations. Furthermore, if an anticipated transaction does not occur, a Fund may be required to sell its investment at a loss. Given the substantial uncertainties concerning transactions involving stressed and distressed securities or obligations in which a Fund invests, there is a potential risk of loss by a Fund of its entire investment in any particular investment. Additionally, stressed and distressed securities or obligations of government and government-related issuers are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Investments in companies operating in workout modes or under Chapter 11 of the Bankruptcy Code are also, in certain circumstances, subject to certain additional liabilities which may exceed the value of a Fund’s original investment in a company. For example, under certain circumstances, creditors who are deemed to have inappropriately exercised control over the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. A Manager’s active management style may present a greater risk in this area than would a more passive approach. In addition, under certain circumstances, payments to a Fund and distributions by a Fund or payments on the debt may be reclaimed if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.

Participation on Creditor’s Committees

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by a Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. Participation on such committees is also increasingly prone to litigation and it is possible that a Fund could be involved in lawsuits related to such activities, which could expose a Fund to additional liabilities that may exceed the value of a Fund’s original investment in the company. See the “Obligations of Stressed, Distressed and Bankrupt Issuers” section above. A Fund will participate on such

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committees only when a Manager believes that such participation is necessary or desirable to enforce a Fund’s rights as a creditor or to protect the value of securities held by a Fund.

Bank Obligations

Bank obligations include certificates of deposit, bankers’ acceptances, fixed time deposits, loans or credit agreements and bank capital securities. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. See the “Restricted and Unregistered Securities” section regarding limitations of certain bank obligations.

A Fund may purchase loans or participation interests in loans made by U.S. banks and other financial institutions to large corporate customers. Loans are made by a contract called a credit agreement. Loans are typically secured by assets pledged by the borrower, but there is no guarantee that the value of the collateral will be sufficient to cover the loan, particularly in the case of a decline in value of the collateral. Loans may be floating rate or amortizing. See the “Delayed Funding Loans and Revolving Credit Facilities,” “Loan Participations and Assignments” and “Variable and Floating Rate Securities” sections below for more information. Some loans may be traded in the secondary market among banks, loan funds, and other institutional investors.

Unless otherwise noted, a Fund will not invest in any security or bank loan/credit agreement issued by a commercial bank unless: (i) the bank has total assets of at least U.S. $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least U.S. $1 billion, the aggregate investment made in any one such bank is limited to an amount, currently U.S. $250,000, insured in full by the Federal Deposit Insurance Corporation (“FDIC”); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser or the Manager, of an investment quality comparable with other debt securities of similar maturities which may be purchased by a Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Unless otherwise noted, a Fund may invest in short-term debt obligations of savings and loan associations provided that the savings and loan association issuing the security (i) has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is insured in full, currently up to $250,000, by the FDIC; (ii) the savings and loan association issuing the security is a member of the FDIC; and (iii) the institution is insured by the FDIC.

The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

Exchange Traded Notes (“ETNs”)

ETNs are notes representing debt of an issuer, usually a financial institution. The performance of an ETN is based on the performance of one or more underlying assets, reference rates or indices as well as the market for that ETN.

An ETN includes features similar to both an ETF and debt securities. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return generally linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked. An ETN that is tied to a reference instrument may not exactly replicate the performance of the reference instrument, and they incur certain expenses not incurred by their applicable reference instrument. Unlike some debt securities, ETNs do not make periodic interest payments, and its principal is not protected. ETNs are meant to be held until maturity, and thus may have restrictions on their redemption and secondary market illiquidity.

A Fund bears the risk that the issuer of these securities may default on its obligation under the security, and the value of an ETN could be influenced by the credit rating of the issuer despite no changes in the underlying reference instrument. The value of an ETN may also be impacted by the following: time to maturity; market volatility (for the ETN and/or its underlying reference instrument); market liquidity; changes in the applicable interest rates; the performance of the reference instrument; changes in the issuer’s credit rating; and any impact that economic, legal, political or geographic events may have on the reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a current price. ETNs that use leverage allows for greater potential return, but the potential for loss is also greater. Additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the note itself may still need to be repaid.

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Trust Preferred Securities

Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act, and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. In identifying the risks of the trust preferred securities, a Manager will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

Delayed Funding Loans and Revolving Credit Facilities

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make up loans to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). A Fund, at all times, will not commit to advance additional funds in excess of applicable borrowing limits.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available markets as illiquid for purposes of the Trust’s limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see the “Loan Participations and Assignments” section. Participation interests in revolving credit facilities will be subject to the limitations discussed in the “Loan Participations and Assignments” section. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Loan Participations and Assignments

A Fund may invest in floating rate senior loans of domestic or foreign borrowers (“Senior Loans”) primarily by purchasing participations or assignments of a portion of a Senior Loan. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans often are secured by specific assets of the borrower, although a Fund may invest in Senior Loans that are not secured by any collateral.

Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers, including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value.

By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as, for example, employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Senior Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base reference rate such as the Secured Overnight Financing Rate (“SOFR”). For example, if the base rate was 1.00% and the borrower were paying a fixed spread of 3.50%, the total interest rate paid by the borrower would be 4.50%. Base rates and, therefore, the total rates paid on Senior Loans float, i.e., they change as market rates of interest change. Although a base rate such as SOFR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.

Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions or lending syndicates represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services. The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. The agent is normally

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responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan, a Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower. The Manager will also monitor these aspects of a Fund’s investments and, where a Fund owns an assignment, will be directly involved with the agent and the other lenders regarding the exercise of credit remedies.

A financial institution’s employment as agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

The risks associated with Senior Loans are similar to the risks of “junk” securities. A Fund’s investments in Senior Loans are typically non-investment grade and are considered speculative because of the credit risk of their issuers. Moreover, any specific collateral used to secure a loan may decline in value or lose all its value or become illiquid, which would adversely affect the loan’s value. Economic and other events, whether real or perceived, can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause a Fund’s NAV per share to fall. The frequency and magnitude of such changes cannot be predicted.

Senior Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating rate debt instruments are less exposed to this risk than fixed rate debt instruments. Conversely, the floating rate feature of Senior Loans means the Senior Loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require a Fund to invest assets at lower yields.

Although Senior Loans in which a Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a Senior Loan. A Fund may also invest in Senior Loans that are not secured.

Senior Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in a Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, a Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments.

Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of the Senior Loans in which a Fund may invest. If a secondary market exists for certain of the Senior Loans in which a Fund invests, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by a Fund may be adversely affected.

A Fund may have certain obligations in connection with a loan, such as, under a revolving credit facility that is not fully drawn down, to loan additional funds under the terms of the credit facility.

A Fund may receive and/or pay certain fees in connection with its activities in buying, selling and holding loans. These fees are in addition to interest payments received, and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a loan, it may receive a facility fee, and when it sells a loan, it may pay a facility fee. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan, or, in certain circumstances, a Fund may receive a prepayment penalty fee on the prepayment of a loan by a borrower.

A Fund is not subject to any restrictions with respect to the maturity of Senior Loans it holds, and Senior Loans usually will have rates of interest that are redetermined either daily, monthly, quarterly, semi-annually or annually. Investment in Senior Loans with longer interest rate redetermination periods may increase fluctuations in a Fund’s NAV as a result of changes in interest rates. As short-term interest rates increase, interest payable to a Fund from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to a Fund from its investments in Senior Loans should decrease. The amount of time required to pass before a Fund will realize the effects of changing short-term market interest rates on its portfolio will vary depending on the interest rate redetermination period of the Senior Loan.

A Fund may acquire interests in Senior Loans that are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A borrower’s use of a bridge loan involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

A Fund’s investment in loans may take the form of a participation or an assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. A Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. The participation interest and assignments in which a Fund intends to invest may not be rated by any nationally recognized rating service. A Fund may invest in loan participations and assignments with credit quality comparable to that of issuers of its securities investments.

When a Fund is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct

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indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Fund will rely on the Manager’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

When a Fund is a primary lender, it will have a direct contractual relationship with the borrower, may enforce compliance by the borrower with the terms of the loan agreement and may under contractual arrangements among the lenders have rights with respect to any funds acquired by other lenders through set-off. A lender also has full voting and consent rights under the applicable loan agreement. Action subject to lender vote or consent generally requires the vote or consent of the holders of a majority or some greater specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing collateral therefor, frequently require the unanimous vote or consent of all lenders affected. When a Fund is a primary lender originating a Senior Loan, it may share in a fee paid by the borrower to the primary lenders. A Fund will not act as the agent, originator, or principal negotiator or administrator of a Senior Loan, except as otherwise described in this SAI.

Some Funds limit the amount of assets that will be invested in any one issuer or in issuers within the same industry (see the “Investment Restrictions” section). For purposes of these limits, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the borrower as “issuers” for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer or more than 25% of its assets in a particular industry. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries. Investments in loan participations and assignments are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Junior Loans. A Fund may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower. A Fund may purchase Junior Loan interests either in the form of an assignment or a loan participation (see discussion above about “Loan Participations and Assignments”).

Covenant Lite Loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

Municipal Securities

Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include residual interest bonds and “private activity bonds” or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices and liquidity of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable debt securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

When a Fund purchases municipal securities, the Fund may acquire stand-by agreements from banks and broker-dealers with respect to those municipal securities. A stand-by commitment may be considered a security independent of the municipal security to which it relates. The amount payable by a bank or broker-dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying municipal security. As with many principal OTC transactions, there is counterparty risk of default which could result in a loss to the Fund.

From time to time, legislation restricting or limiting the federal income tax exemption for interest on municipal securities is introduced in Congress. There is a risk that changes in the law could result in the municipal security losing its federal income tax exempt status.

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Corporate Debt Securities

The debt securities in which a Fund may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for that particular Fund, or if unrated, are in the Manager’s opinion, comparable in quality to corporate debt securities in which a Fund may invest. In the event that a security owned by a Fund is downgraded to below the Fund’s respective minimum ratings criteria, the Fund may nonetheless retain the security.

The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Tender Option Bonds. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security’s liquidity.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate.

The interest rate on a floating rate debt instrument (floater) is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide Funds with a certain degree of protection against rises in interest rates, Funds investing in floaters will participate in any declines in interest rates as well.

The interest rate on a leveraged inverse floating rate debt instrument (inverse floater) resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid investments for purposes of a Fund’s limitations on investments in such securities.

A super floating rate collateralized mortgage obligation (super floater) is a leveraged floating-rate tranche in a CMO issue. At each monthly reset date, a super floater’s coupon rate is determined by a slated formula. Typically, the rate is a multiple of some index minus a fixed-coupon amount. When interest rates rise, a super floater is expected to outperform regular floating rate CMOs because of its leveraging factor and higher lifetime caps. Conversely, when interest rates fall, a super floater is expected to underperform floating rate CMOs because its coupon rate drops by the leveraging factor. In addition, a super floater may reach its cap as interest rates increase and may no longer provide the benefits associated with increasing coupon rates.

Transition Bonds

Transition bonds are debt instruments whose proceeds are exclusively used to finance projects aimed at helping the issuer transition to a more environmentally sustainable way of doing business. Transition bonds are typically issued by industries of a lower ESG rating or industries whose operations tend to have adverse environmental consequences such as mining (especially for materials in a technology-focused environment like lithium), heavy industry (such as cement, aluminum, iron, steel and chemicals), utilities and transportation.

Green Bonds

Green bonds are debt instruments whose proceeds are used principally to promote environmentally beneficial projects, such as the development of clean, sustainable or renewable energy sources, commercial and industrial energy efficiency or the conservation of natural resources. Green bonds are typically asset-linked and backed by the issuer’s balance sheet and generally carry a similar credit rating as the issuer’s other debt instruments. Green bonds may be subject to additional risks relative to “non-green” bonds, such as the risk of a decrease in government support for environmental initiatives, which may impact the revenue sources relied upon for repayment.

Custodial Receipts and Trust Certificates

Custodial receipts and trust certificates which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities may include U.S. government securities, municipal securities or other types of securities in which a Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate a Fund would be typically authorized to assert their rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

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Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of debt instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on the tax treatment of the interest received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Commercial Paper

Commercial paper obligations may include variable amount master demand notes. These are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. However, they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Adviser or Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Adviser or Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by a rating agency; a Fund may invest in them only if the Adviser or Manager believes that at the time of investment the notes are of comparable quality to the other commercial paper in which that Fund may invest. See Appendix A for a description of ratings applicable to commercial paper.

Convertible Securities

Convertible securities are debt securities which may be converted or exchanged at a stated exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature which enables the holder to benefit from increases in the market price of the underlying common stock. In selecting the securities for a Fund, the Adviser or Manager gives substantial consideration to the potential for capital appreciation of the common stock underlying the convertible securities. However, there can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

A “synthetic convertible” is created by combining distinct securities which possess the two principal characteristics of a true convertible, i.e., fixed income (debt component) and the right to acquire equity securities (convertibility component). This combination is achieved by investing in non-convertible debt securities (non-convertible bonds and preferred stocks) and in warrants, granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price.

However, the synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the “market value” of a synthetic convertible is the sum of the values of its debt component and its convertibility component. For this reason, the value of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible than in the purchase of a convertible security in that its two components may be purchased separately. For example, a Manager may purchase a warrant for inclusion in a synthetic convertible but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible faces the risk that the price of the stock underlying the convertibility component will decline, causing a decline in the value of the warrant; should the price of the stock fall below the exercise price and remain there throughout the

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exercise period, the entire amount paid for the warrant would be lost. Since a synthetic convertible includes the debt component as well, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the debt instrument.

Contingent Convertible Securities (“CoCos”). CoCos are a form of hybrid debt security that either convert into common stock of the security’s issuer or have their principal written down upon the occurrence of certain “triggers.” These triggers are generally linked to capital thresholds required by the regulator of the issuer or regulatory actions calling into question the issuer’s continued viability as a going concern (such as where the issuer receives specified levels of extraordinary governmental support). CoCos’ equity conversion or principal write-down features are specific to the issuer and its regulatory requirements, and therefore vary depending upon the issuer of the CoCo. In addition, certain CoCos have a set stock conversion rate that triggers an automatic write-down of capital if the price of the issuer’s stock is below a predetermined price on the conversion date. Under these circumstances, the liquidation value of the CoCos may be adjusted downward to below the original par value. This downward adjustment would occur automatically and would not entitle the holders of the CoCos to seek bankruptcy of the issuer. In certain circumstances, CoCos may write down to zero and an investor could lose the entire value of its investment, even if the issuer remains a going concern. Further, CoCos may be subject to redemption at the option of the issuer at a predetermined price.

Some additional risks associated with CoCos may include, but are not limited to:

•	Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be deferred or cancelled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the issuer absorb losses.

•	Reduced Income or Loss of Income. Upon conversion of CoCos into common stock, investors in the CoCos could experience a reduced income rate, potentially to zero, because the common stock of the issuer may not pay a dividend.

•	Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Funds, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer, worsening the holder’s standing in a bankruptcy. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument, again worsening the holder’s standing in a bankruptcy.

•	Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Duration

Duration is a measure of the average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser or Manager in debt security selection. In this discussion, the term “bond” is generally used to connote any type of debt instrument.

Most notes and bonds provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s “term to maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.

Duration is a measure of the average life of a debt security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Although frequently used, the “term of maturity” of a bond may not be a useful measure of the longevity of a bond’s cash flow because it refers only to the time remaining to the repayment of principal or corpus and disregards earlier coupon payments. Stated alternatively, the term of maturity does not provide a prospective investor with a clear understanding of the time profile of cash flows over the life of a bond. Thus, for example, three bonds with the same maturity may not have the same investment characteristics (such as risk or repayment time). One bond may have large coupon payments early in its life, whereas another may have payments distributed evenly throughout its life. Some bonds (such as zero coupon bonds) make no coupon payments until maturity. To assess the value of these bonds, not only the final payment or sum of payments on the bond, but also the timing and magnitude of payments, are important to consider.

Another way of measuring the longevity of a bond’s cash flow is to compute a simple average time to payment, where each year is weighted by the number of dollars the bond pays that year. This concept is termed the “dollar-weighted mean waiting time,” indicating that it is a measure of the average time to payment of a bond’s cash flow. A shortcoming of this approach is that it assigns equal weight to each dollar paid over the life of a bond, regardless of when the dollar is paid. Since the present value of a dollar decreases with the amount of time which must pass before it is paid, a better method might be to weight each year by the present value of the dollars paid that year. This calculation puts the weights on a comparable basis and creates a definition of longevity which is known as duration.

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A bond’s duration depends upon three variables: (i) the maturity of the bond; (ii) the coupon payments attached to the bond; and (iii) the bond’s yield to maturity. Yield to maturity, or investment return as used here, represents the approximate return an investor purchasing a bond may expect if he holds that bond to maturity. In essence, yield to maturity is the rate of interest which, if applied to the purchase price of a bond, would be capable of exactly reproducing the entire time schedule of future interest and principal payments.

Increasing the size of the coupon payments on a bond, while leaving the maturity and yield unchanged, will reduce the duration of the bond. This follows because bonds with higher coupon payments pay relatively more of their cash flows sooner. Increasing the yield to maturity on a bond (e.g., by reducing its purchase price), while leaving the term to maturity and coupon payments unchanged, also reduces the duration of the bond. Because a higher yield leads to lower present values for more distant payments relative to earlier payments, and, to relatively lower weights attached to the years remaining to those payments, the duration of the bond is reduced.

There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-throughs. The stated final maturity is generally 30 years but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Adviser or Manager of a Fund may use other analytical techniques which incorporate the economic life of a security into the determination of its interest rate exposure.

Futures, options, and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the duration if interest rates go down and bond prices go up by approximately the same amount that holding an equivalent amount of the underlying securities would.

Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing duration if interest rates go up and bond prices go down by approximately the same amount that selling an equivalent amount of the underlying securities would.

Repurchase Agreements

Repurchase agreements entail a Fund’s purchase of a fund eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time (normally one day). Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price is in excess of the Fund’s purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time a Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

If the party agreeing to repurchase should default and if the value of the underlying securities held by a Fund should fall below the repurchase price, a loss could be incurred. A Fund also might incur disposition costs in connection with liquidating the securities. Repurchase agreements will be entered into only where the underlying security is a type of security in which the Fund may invest, as described in the Prospectuses and in this SAI.

Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. Repurchase agreements are commonly used to earn a return on cash held in a Fund. When a repurchase agreement is entered into for the purposes of earning income, the Adviser or Manager to a Fund monitors the value of the underlying securities at the time the repurchase agreement is entered into and during the term of the agreement to ensure that its daily marked-to-market value always equals or exceeds the agreed upon repurchase price to be paid to a Fund. The Adviser or Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which a Fund enters into repurchase agreements. For a Fund that is eligible to sell securities short, as described in the Prospectuses and in this SAI, repurchase agreements may also be used to affect the short sale of a security. When using a repurchase agreement to affect the short sale of a security, the Adviser or Manager of the Fund monitors the value of the underlying securities at the time the repurchase agreement is entered into and during the term of the agreement to ensure that the daily marked-to-market value of the underlying securities always equals or exceeds at least 95% of the agreed upon repurchase price to be paid to the Fund.

A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities which are not readily marketable, would exceed 15% of the net assets of a Fund.

Borrowing and Leveraged Transactions

Each Fund may borrow money to the extent permitted under the 1940 Act, as amended. Under the 1940 Act, a Fund may not borrow money from a bank if, as a result of such borrowing, the total amount of all money borrowed by a Fund exceeds 33⅓% of the value of its total assets including borrowings, less liabilities exclusive of borrowings. This means that the 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment strategy perspective to sell those holdings at that time. Except as otherwise provided in this SAI or the Prospectuses, each Fund also may borrow money for temporary purposes in an amount not to exceed 5% of a Fund’s total assets. This borrowing may be secured or unsecured. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund. The cost of borrowing may reduce a Fund’s return. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The SEC takes the position that other transactions in which a Fund may enter into that have a leveraging effect on the capital structure of the Fund can be viewed as a form of “senior security” of the Fund for purposes of Section 18(f) of the 1940 Act, which generally prohibits mutual funds from issuing senior securities unless the Fund complies with Rule 18f-4 which requires certain prescriptive limitations and monitoring of derivatives risks. These transactions may include selling securities short, buying and selling certain derivatives (such as futures contracts, options, forward contracts, or swap agreements), engaging in when-issued, delayed-delivery, forward-commitments (such as mortgage dollar rolls), reverse repurchase agreements or sale-buybacks and other investment strategies

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or techniques that have a leveraging effect on the capital structure of a Fund or may be viewed as economically equivalent to borrowing. For more information on Rule 18f-4 and the Trust’s Derivatives Risk Management Program, see the “Derivatives” section.

Reverse Repurchase Agreements

Reverse repurchase agreements, among the forms of borrowing if not “covered,” involve the sale or pledge of a debt security held by a Fund to another party, such as a bank or broker-dealer, with an agreement by that Fund to repurchase the security at a stated pre-agreed-upon repurchase price, date and interest payment. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security as beneficial owner during the term of the agreement.

A Fund can use the proceeds of a reverse repurchase agreement to purchase other securities for that Fund. This use of reverse repurchase agreements by a Fund creates leverage, which increases a Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, a Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. A Fund will typically enter into a reverse repurchase agreement when it anticipates the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction incurred by the Fund. However, reverse repurchase agreements involve the risk that the market value of securities sold or pledged by the Fund declines below the pre-agreed-upon repurchase price by the Fund. Reverse repurchase agreements also subject a Fund to counterparty risk (e.g., the risk that the counterparty is unable to satisfy its obligations under the reverse repurchase agreement).

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require its direct participants (which generally would be a bank or broker-dealer) to submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which the direct participant is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services. The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. Treasury securities.

Market participants, absent an exemption, will be required to clear Treasury repo transactions under the rule as of June 30, 2026. The clearing mandate is expected to result in a Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and the Fund may incur costs in connection with entering into new agreements (or amending existing agreements) with direct participants of a CCA and potentially other market participants and taking other actions to comply with the new requirements. In addition, upon the compliance date taking effect, the costs and benefits of entering into Treasury repo transactions to a Fund may be impacted as compared to Treasury repo transactions a Fund may enter prior to the compliance date. PLFA will monitor developments in the Treasury repo transactions market as the implementation period progresses.

Sale-Buybacks

Sale-buybacks are similar in their function and operation to a reverse repurchase agreement, both of which consist of a sale of a security by a Fund to the counterparty with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-up price and date. The principal difference is that in a sale-buyback the counterparty, and not the Fund, is entitled to receive any principal or interest payments made on the underlying security pending settlement of the repurchase of the underlying security, which are recorded as an interest expense to the Fund. As with reverse repurchase agreements, a sale-buyback is a financing transaction that is considered a form of borrowing if not “covered.”

Forward Commitment Agreements and When-Issued or Delayed Delivery Securities

Forward commitment agreements (also referred to as forward contracts or forwards) are agreements for the purchase of securities at an agreed upon price on a specified future date. A Fund may purchase new issues of securities on a “when-issued” or “delayed delivery” basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction or in some cases may be conditioned on a subsequent event. Such transactions might be entered into, for example, when the Adviser or Manager to a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

Liability for the purchase price — and all the rights and risks of ownership of the securities — accrue to a Fund at the time it becomes obligated to purchase such securities on a forward commitment, when-issued or delayed delivery basis, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. Delayed delivery, when-issued and forward commitments purchases involve a risk of loss if the value of the securities declines prior to the settlement date.

When a Fund sells a security on a forward commitment, when-issued or delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to the transaction fails to pay for the security, the Fund could suffer a loss. Additionally, when selling a security on a forward commitment, when-issued or delayed delivery basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value above the agreed upon price on the settlement date.

Forward Volatility Agreements. Forward volatility agreements are a type of forward commitment agreement in which two parties agree to the purchase or sale of an option straddle (a combination of a simultaneous call and put) on an underlying exchange rate at the expiration of the agreement. On the day of the trade, the parties determine the expiration date and the volatility rate. On the expiration date, the amount settled is determined based on an options pricing model (typically Black Scholes), the then-current spot exchange rate, interest rates and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risks associated with forward volatility agreements are a change in the volatility of the underlying exchange rate and changes in the spot price of the underlying exchange rates.

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Standby Commitment Agreements

Standby commitment agreements are agreements that obligate a party, for a set period of time, to purchase a certain amount of a security that may be issued and sold at the option of the issuer. The price of a security purchased pursuant to a standby commitment agreement is set at the time of the agreement. In return for its promise to purchase the security, the purchaser receives a commitment fee based upon a percentage of the purchase price of the security. The purchaser receives this fee whether or not it is ultimately required to purchase the security.

When a Fund enters into a standby commitment agreement, there is no guarantee that the securities subject to such agreement will be issued and, if such securities are issued, that the value of the securities on the date of issuance may be more or less than the purchase price. A Fund will limit its investments in standby commitment agreements with remaining terms exceeding seven days pursuant to the limitation on investments in illiquid investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, a Fund may make short sales in an attempt to maintain portfolio flexibility and facilitate the rapid implementation of investment strategies if the Manager believes that the price of a particular security or group of securities is likely to decline.

When a Fund makes a short sale, a Fund must arrange through a broker or other institution to borrow the security to deliver to the buyer; and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. A Fund may have to pay a premium and other transaction costs to borrow the security, which would increase the cost of the security sold short. A Fund must also pay any dividends or interest payable on the security until the Fund replaces the security.

The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price “buy in” by paying the lender an amount equal to the cost of purchasing the security.

While derivative instruments are excluded from the definition of a short sale, a Fund that may enter into short sales on derivative instruments with a counterparty will be subject to counterparty risk (i.e., the risk that the Fund’s counterparty will not satisfy its obligation under the particular derivative contract), in addition to risks relating to derivatives and short sales.

Short sales also involve counterparty risk to the extent that the broker or other institution fails to return the Fund’s collateral. However, since the market value of the security borrowed is marked-to-market daily, the Fund’s exposure would be limited to the difference between the amount of collateral posted by the Fund (as adjusted daily based upon market price) and the market value of the security borrowed by the Fund to close out its open short position.

Short Sales Against the Box

A short sale is “against the box” when a Fund enters into a transaction to sell a security short as described above, while at all times during which a short position is open, maintaining an equal amount of such securities, or owning securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. The Fund’s obligation to replace the securities sold short is then completed by purchasing the securities at their market price at time of replacement.

Restricted and Unregistered Securities

The securities in which certain Funds may invest could be unregistered and/or have restrictions or conditions attached to their resale.

Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act, or in a transaction that is exempt from such registration such as certain privately negotiated transactions. For example, restricted securities issued in reliance on Rule 144A under the 1933 Act (“144A securities”) are subject to restrictions on resale but can be purchased by certain “qualified institutional buyers” without the necessity for registration of the securities.

Some unregistered securities may require registration. Where registration is required, a Fund (as a registrant) could be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

In a typical Private Investment in Public Equity (“PIPE”) transaction, the issuer sells shares of common stock at a discount to current market prices to a Fund and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. PIPEs may contain provisions that the issuer will pay specified financial penalties to a Fund if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the securities will be publicly registered, or that the registration will be maintained.

Small-Capitalization Stocks

Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a major

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securities exchange. As a result, the disposition by a Fund of securities to meet redemptions, or otherwise, may require a Fund to sell these securities at a discount from market prices or to sell during a period when such disposition is not desirable or to make many small sales over a lengthy period of time.

Foreign Securities

Foreign securities may be listed or traded in the form of depositary receipts including, but not limited to, ADRs, EDRs, GDRs, International Depositary Receipts (“IDRs”) and non-voting depositary receipts (collectively “Depositary Receipts”). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or OTC in the United States. EDRs, IDRs and GDRs are receipts evidencing an arrangement with a foreign bank similar to that for ADRs and are designed for use in the foreign (non-U.S.) securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. Non-voting depositary receipts (“NVDRs”) have similar financial rights as common stocks but do not have voting rights. New York Registry Shares (“NYRS”) are a type of security that represents shares of foreign companies, particularly those from the United Kingdom and the Netherlands, which are traded on U.S. stock exchanges. They are similar to ADRs but differ in that they are directly registered with the SEC and are denominated in U.S. dollars. NYRS allow U.S. investors to invest in these foreign companies without dealing with the complexities of foreign markets. This structure provides easier access to foreign equities while maintaining compliance with U.S. regulatory standards.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation, nationalization, or confiscatory taxation, adverse changes in investment or exchange control regulations, trade restrictions, political instability (which can affect U.S. investments in foreign countries), the impact of economic sanctions, and potential restrictions on the flow of international capital. It may be more difficult to obtain and enforce judgments against foreign entities. The United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit a Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.

Additionally, income (including dividends and interest) and capital gains from foreign securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions on foreign exchanges or OTC markets may involve greater time from the trade date until settlement than for domestic securities transactions and, if the securities are held abroad, may involve the risk of possible losses through the holding of securities in custodians and depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Investing in Depositary Receipts involves many of the same risks associated with investing in securities of foreign issuers.

There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.

Semi-governmental securities are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers. Eurobonds are bonds denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used. Yankee bonds are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign issuers. Yankee bonds are subject to certain sovereign risks.

It is contemplated that most foreign securities will be purchased in OTC markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the NYSE, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on their transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

The dividends and interest payable on certain of a Fund’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution.

Investment in foreign securities also involves the risk of possible losses through the holding of securities in custodian banks and securities depositories in foreign countries. (See the “Custodian and Transfer Agency and Dividend Disbursing Services” section for more information concerning the Trust’s custodian and foreign sub-custodian.) No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets, which would impact assets of a Fund, will not occur, and shareholders bear the risk of losses arising from these or other events.

There are frequently additional expenses associated with maintaining the custody of foreign investments. Expenses of maintaining custody of Fund investments are paid by each Fund. This may lead to higher expenses for Funds that have foreign investments.

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Unless otherwise noted, an issuer of a security may be deemed to be located in or economically tied to a particular country if it meets one or more of the following criteria: (i) the issuer or guarantor of the security is organized under the laws of, or maintains its principal place of business in, such country; (ii) the currency of settlement of the security is the currency of such country; (iii) the principal trading market for the security is in such country; (iv) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in that country; or (v) the issuer is included in an index that is representative of that country. In the event that an issuer may be considered to be located in or economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), the Manager may classify the issuer in its discretion based on an assessment of the relevant facts and circumstances.

Emerging Markets. The risks of investing in foreign countries discussed above are intensified with respect to investments in emerging market countries, which tend to have less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes.

Each of the emerging market countries, including those located in Latin America, the Middle East, Asia and Eastern Europe, may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the U.S., Japan and most developed market countries. This instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the financial markets in which a Fund may invest and adversely affect the value of a Fund’s assets, potentially making the Fund’s emerging market investments illiquid. In addition, the value of a Fund’s emerging market investments could become more volatile and experience abrupt and severe price declines as a result of an increase in taxes or political, economic or diplomatic developments, including economic sanctions. Investment opportunities within certain emerging markets, such as countries in Eastern Europe, may be considered “not readily marketable” for purposes of the limitation on illiquid investments set forth above.

In February 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of this military action, and resulting market and economic disruption and uncertainty, is difficult to accurately predict. The United States and other countries have imposed significant sanctions against Russia and could impose additional sanctions or other measures. As a result, there are significant risks and uncertainties to investment in Eastern Europe and Russia.

Similarly, certain armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest (such as the conflict between Israel and Hamas and other militant groups in the Middle East and other related events), could cause significant market disruptions and volatility and disrupt regional trade and supply chains. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Such developments in part or in whole could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by a Fund.

Included among the emerging market debt obligations in which a Fund may invest are “Brady Bonds,” which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative. They may be collateralized or uncollateralized, or have collateralized or uncollateralized elements, and issued in various currencies (although most are U.S. dollar-denominated), and they are traded in the OTC secondary market.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

A Fund may also invest in ADRs that represent the deposit with the issuing bank of a security of an emerging market issuer. These investments involve many of the same risks associated with investing in emerging market securities.

Frontier Markets. Frontier markets are those emerging markets in the earlier stage of development and are typically located in Latin America, the Middle East, Africa, Asia and Eastern Europe countries whose markets are considered by the Trust to be among the smallest and least mature investment markets. Investments in frontier markets generally are less liquid and subject to greater price volatility than investments in more mature emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in more mature emerging markets or in developed markets.

Supranational Entities. Supranational entities are entities designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the “World Bank”) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.

Eurozone Risk. The European Economic and Monetary Union, often referred to as the “Eurozone,” is a group of member countries that have adopted the euro as their official currency and, as a result, are subject to the monetary policies of the European Central Bank

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(“ECB”). As a Eurozone member, a country’s ability to address any budgetary and economic issues may be limited due to the restrictions on public debt, inflation and deficits that are placed on member countries, or due to political or fiscal policy considerations.

Certain countries have required financial assistance from other Eurozone countries and may continue to be dependent on the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. There is no assurance that such financial assistance will be provided to the same or additional countries in the future. The economic difficulties of a Eurozone country may negatively impact other Eurozone countries and euro-denominated securities that are not directly tied to that country.

As a result of economic difficulties, one or more Eurozone countries might abandon the euro and return to a national currency. The effects of such an event might have significant negative impacts on that country, the rest of the European Union (the “EU”), and global markets, including the United States. The abandonment of the euro by any one country would likely have a destabilizing effect on all Eurozone countries and may result in other Eurozone countries returning to a national currency, resulting in further market turmoil. In the event a country abandoned the euro, there may be difficulties determining the valuation of a Fund’s investments in that country. There would also likely be operational difficulties related to the settlement of trades of a Fund’s euro-denominated holdings, including derivatives, in that country, and a Fund’s euro-denominated holdings may be redenominated in another currency. Under such circumstances, investments denominated in euros or redenominated in replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired, and the value of euro-denominated investments may decline significantly and unpredictably.

In addition, if a country were to leave the European Union (voluntarily or involuntarily), the effect of such an event has the potential to significantly impact local and/or global markets and economies, as well as trade agreements, regulations and treaties. For example, on January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (commonly referred to as “Brexit”). Following a transition period, the UK and the EU signed a post-Brexit trade agreement governing their future economic relationship on December 30, 2020. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the long-term impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of the Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the relationship between the UK and EU is further defined and the UK determines which EU laws to replace or replicate. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar following Brexit could adversely affect Fund investments denominated in the British pound sterling and/or the euro, regardless of the performance of the investment.

Passive Foreign Investment Companies (“PFICs”). Certain Funds may invest in the stock of foreign corporations, which may be classified under the Code, as PFICs. In general, a foreign corporation is categorized as a PFIC if either (i) 75% or more of its gross income is from passive income (as defined in Section 1297 of the Code), or (ii) 50% or more of the value of its assets either produce or are held for the production of passive income.

PFICs are subject to complicated and strict tax guidelines imposed by the IRS. For additional information, see the “Taxation” section.

Investments in Other Investment Company Securities

Under the 1940 Act, subject to certain exceptions, a Fund (other than the [ESG Portfolios, ]PSF Avantis Balanced Allocation Portfolio, Portfolio Optimization Portfolios and Pacific Dynamix Portfolios) may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include open-end investment companies, closed-end investment companies, unaffiliated variable insurance trusts (“VITs”), unit investment trusts (“UITs”) and ETFs. These limitations do not apply to investments in securities of companies that are excluded from the definition of an investment company under the 1940 Act, such as hedge funds or private investment funds. Underlying Funds may not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions. In some instances, a Fund may invest in an investment company, including an unregistered investment company, in excess of these limits. This may occur, for instance, when a Fund invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations.

Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Exchange Traded Funds (“ETFs”). Individual investments in ETFs generally are not redeemable, but are instead purchased and sold on a secondary market, such as an exchange, similar to a share of common stock. Large quantities of ETFs, also known as “Creation Units,” are redeemable directly from the ETF. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

The price of an ETF is based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of the securities held by the ETF. ETFs include, among others, SPDRs, OPALs and iShares. ETFs generally acquire and hold securities of all of the companies, or a representative sampling, that are components of a particular index. ETFs may also be actively managed similar to other types of investment companies. Typically, ETFs are intended to provide investment results that, before fees and expenses, generally correspond to the price and yield performance of the target index,

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and the value of their shares should, under normal circumstances, closely track the value of that index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to exactly match the performance of the index. As a security listed on an exchange and traded in the secondary market, ETF shares may trade at a premium or discount to their NAV, and trading in ETF shares may be suspended or halted by its listing exchange.

Business Development Company (“BDC”). One type of closed-end investment company available for Fund investment is a BDC. Some (but not all) BDCs are registered investment vehicles regulated by the 1940 Act. BDCs typically invest in small and medium sized companies which may be privately owned and may not have access to public equity markets for capital raising purposes. BDCs frequently make available managerial assistance to the issuers of such securities.

Investments in BDCs include risks associated with their holdings of smaller issuers and private companies. Generally, public information for BDC holdings is limited and there is a risk that investors may not be able to make fully informed investment decisions. BDC holdings of small and mid-sized companies are speculative, and generally involve a greater risk than established publicly-traded companies with larger market capitalization. Companies in their developmental stages may have a shorter history of operations, a more limited ability to raise capital, inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies. Holdings of a BDC may be more adversely affected by economic or market conditions, with greater market volatility risk.

BDCs may also invest in the debt of a company, which involves risk that the company may default on its payments or declare bankruptcy. Many of the debt investments in which a BDC may invest will not be rated by a credit rating agency and may be non-investment grade quality. Some BDCs invest substantially, or even exclusively, in one sector or industry group. As a result of this concentration, a BDC will be more susceptible to adverse economic, business, regulatory or other developments affecting an industry or group of related industries, which in turn will increase the risk and volatility of a BDC. A BDC with a smaller number of holdings will have greater exposure to those holdings which could increase potential price volatility as compared to other investment companies with a greater number of holdings. A BDC may utilize leverage to gain additional investment exposure. The loss on a leveraged investment may far exceed the principal amount invested, magnifying gains and losses and therefore increase price volatility. The use of leverage may result in a BDC having to liquidate holdings when it may not be advantageous to do so.

Investments in BDCs are also subject to management risk, as managers of BDCs may be entitled to compensation based on the BDC’s performance, which could result in the manager making riskier or more speculative investments in an effort to maximize incentive compensation and receive higher fees. A BDC’s investments are generally less liquid than publicly traded securities and are subject to restrictions on their resale. The illiquidity of a BDC’s holdings may make it difficult for the BDC to sell such investments if the need arises, and thus the BDC may be unable to take advantage of market opportunities or it may be forced to sell illiquid investments at a loss if it is required to raise cash for operations. Some BDCs are listed and trade on an exchange and other BDCs are not traded on an exchange and trade only in private transactions BDCs that are not traded on an exchange may be less liquid. BDC shares may trade at a discount to the BDC’s NAV.

Money Market Funds. A money market fund (also called a money market mutual fund) is an open-end investment company that typically invests in cash, short-term debt securities such as U.S. Treasury bills, repurchase agreements, commercial paper, bank time deposits, certificates of deposits and other cash equivalents. Money market funds in the United States are subject to regulatory limits on the quality, maturity and diversity of their investments. Certain money market funds seek to maintain a stable NAV, usually at $1.00 per share. However, there is no assurance that these money market funds will be successful in maintaining a stable NAV. Certain other money market funds have a NAV that will fluctuate (or “float”) in value. As a result, when a Fund sells the shares of money market funds that it owns, they may be worth more or less than what the Fund originally paid for them. In addition, a money market fund may have the ability to impose liquidity fees or temporary redemption suspensions, thus impacting the liquidity of the fund. It is possible to lose money by investing in money market funds.

Derivatives

Derivatives are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives which are traded on exchanges have standardized contracts and can generally be bought and sold easily, and their market values are determined and published daily. Non-standardized derivatives (such as swap agreements), tend to be more specialized and more complex, and may be harder to value. Derivatives may create leverage, enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures, options, forward currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements and swaptions.

Each Manager may use derivatives for a variety of reasons, including for example, (i) to enhance a Fund’s returns; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect a Fund’s unrealized gains reflected in the value of its portfolio securities, (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to equitize cash; and/or (vii) to manage the effective maturity or duration of a Fund. In addition, a Fund may receive warrants or other derivatives in connection with corporate actions.

The Managers may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. The use of derivatives to leverage risk also may exaggerate loss, potentially causing a Fund to lose more money than if it had invested in the

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underlying security, or limit a potential gain. The success of a Manager’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily having had the benefit of observing the performance of the derivative under all possible market conditions. Derivatives are subject to a number of risks described elsewhere in the Prospectuses and this SAI, such as price volatility risk, foreign investment risk, interest rate risk, credit risk, liquidity risk, market risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate well with the security for which it is substituting. Other risks arise from a Fund’s potential inability to terminate or sell its derivatives positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. OTC instruments (investments not traded on the exchange) may be less liquid or illiquid, and transactions in derivatives traded in the OTC are subject to the risk that the counterparty will not meet its obligations.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions. There can be no assurance that the use of derivative instruments will benefit the Funds.

Changes in regulation relating to a registered investment company’s use of derivatives could potentially limit or impact the ability of a Fund to invest or remain invested in derivatives and adversely affect the value or performance of derivatives and the Funds. For example, Rule 18f-4 under the 1940 Act regulates a registered investment company’s use of derivatives and certain related instruments. Under Rule 18f-4, a Fund’s trading of derivatives and other transactions that create future payment or delivery obligations is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Additionally, subject to certain conditions, certain Funds of the Trust may be considered limited derivatives users (as defined in Rule 18f-4) and, therefore, are not subject to the full requirements of Rule 18f-4. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements could limit a Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Funds.

PLFA is a member of the National Futures Association (“NFA”) and is registered with the CFTC as a commodity pool operator on behalf of the Emerging Markets Debt Portfolio, the Mid-Cap Plus Bond Alpha Portfolio, Large-Cap Plus Bond Alpha Portfolio, Small-Cap Plus Bond Alpha Portfolio, International Equity Plus Bond Alpha Portfolio, Bond Plus Portfolio and QQQ Plus Bond Alpha Portfolio. These Funds are considered commodity pools under the Commodity Exchange Act (“CEA”) and operate subject to CFTC and NFA regulation in addition to SEC regulation. For a Fund operating subject to CFTC and NFA regulation that is managed or co-managed by a sub-adviser, copies of derivatives trading documentation (including trade confirmations/acknowledgements, purchase and sale statements, and monthly statements) received by the sub-adviser from a futures commission merchant, retail foreign exchange dealer or swap dealer are maintained at the offices of the sub-adviser. For a Fund managed or co-managed directly by PLFA, derivatives documentation received by PLFA from a futures commission merchant, retail foreign exchange dealer or swap dealer is maintained by the offices of PLFA or an eligible third-party record-keeper. All other records related to a Fund’s derivative investments are maintained at the offices of the Trust’s custodian. PLFA, on behalf of all other Funds, has claimed an exclusion from the definition of a commodity pool operator under CFTC Regulation 4.5 and, therefore, is not subject to regulation under the CEA as a commodity pool operator for these Funds. In order for PLFA to claim the exclusion, these Funds are limited in their ability to invest in commodity futures, options on commodities or commodity futures and swaps. To the extent PLFA, on behalf of any Fund, becomes no longer eligible to claim an exclusion from CFTC regulation, such Fund may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exclusion from CFTC regulation, or PLFA may determine that the Fund will operate subject to CFTC regulation. If a Fund operates subject to CFTC regulation, it may incur additional expenses. If a Fund adopts substantial investment strategy changes, it may affect its performance, as well as its fees and expenses.

Foreign Currency Transactions and Forward Foreign Currency Contracts

Generally, foreign exchange transactions will be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. This rate, under normal market conditions, differs from the prevailing exchange rate due to the costs of converting from one currency to another. However, the Funds have authority to deal in forward foreign exchange transactions to hedge and manage currency exposure against possible fluctuations in foreign exchange rates, to facilitate the settlement of foreign equity purchases, to exchange one currency for another and, with respect to certain Funds, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. This is accomplished through contractual agreements either (i) to purchase or sell a specified currency at a specified future date and price set at the time of the contract or (ii) whose value is determined by the difference between the spot exchange rate on a specific date in the future and a pre-determined fixing rate. The former type of contract is known as a deliverable forward foreign currency contract and the second is known as a Non-Deliverable Forward Foreign Currency Contract (“NDF”) since no exchange of currencies takes place on settlement but instead a single cash flow is made equal to the market value of the contract. When entering into such contracts, a Fund assumes the credit risk of the counterparty. Dealings in forward foreign exchange transactions may include hedging involving either specific transactions or portfolio positions. A Fund may purchase and sell forward foreign currency contracts in combination with other transactions in order to gain exposure to an investment in lieu of actually purchasing such investment.

A Fund may enter into forward foreign currency contracts under the following circumstances:

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Transaction Hedge. A forward foreign currency contract might be used to hedge: 1) specific receivables or payables of a Fund arising from the purchase or sale of portfolio securities; 2) the redemption of shares of a Fund; or 3) to repatriate dividend or interest payments (collectively, a “Transaction Hedge”). A Transaction Hedge will protect against a loss from an adverse change in the currency exchange rates during the period between the date on which the contract is purchased or sold or on which a payment is declared, and the date on which the payments are made or received. A Transaction Hedge may also prevent a Fund from receiving a gain from the appreciation of a foreign currency against a Fund’s base currency. The use of forward contracts establishes a fixed rate to exchange currencies at a future date but does not eliminate the risk of fluctuations in the prices of the underlying securities.

Position Hedge. A forward foreign currency contract might be used to try to “lock in” the U.S. dollar price of the security. A Position Hedge is used to protect against a potential decline of the U.S. dollar against a foreign currency by buying a forward contract on that foreign currency for a fixed U.S. dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Manager believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated.

Cross Hedge. If a particular currency is expected to substantially decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s holdings denominated in the currency sold.

Proxy Hedge. The Manager might choose to use a proxy hedge when it is less costly than a direct hedge or when a currency is difficult to hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

There is inherent risk that the above hedge strategies do not fully offset the exposures to currency movements. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.

Non-Hedged Exposure. Certain Funds may enter into forward contracts or maintain a net exposure to such contracts, where consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of that Fund’s holdings denominated in or exposed to that foreign currency (or a proxy currency considered to move in correlation with that currency), or exposed to a particular securities market, or futures contracts, options or other derivatives on such holdings.

When a Manager of a Fund believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, that Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the Fund’s holdings denominated in or exposed to such foreign currency. At or before the maturity of the forward contract to sell, the Fund may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund is not required to enter into such transactions with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by its Manager. It also should be realized that this method of protecting the value of a Fund’s holdings in securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the value of such currency increase.

Although a Fund values its shares in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Additionally, a Fund may be unable to convert currency due to foreign exchange regulations.

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Options

Purchasing and Writing Options on Securities. A Fund may purchase and sell (write) (i) both put and call options on debt or other securities in standardized contracts traded on national securities exchanges, boards of trade, similar entities, or for which an established OTC market exists; and (ii) agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held in a Fund will enable a Fund to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund will continue to receive interest income on such security.

A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may also allow options to expire unexercised.

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Fund may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price that it is willing to pay. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price. The Fund may effect closing transactions with respect to put options that were previously written.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Fund may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying security.

Purchasing and Writing Options on Stock Indices. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of value weighted indices that take into account prices of component stocks and the number of shares outstanding, the market values of many different companies. Stock indices are compiled and published by various sources, including securities exchanges. An index may be designed to be representative of the stock market as a whole, of a broad market sector (e.g., industrials), or of a particular industry (e.g., electronics). An index may be based on the prices of all, or only a sample, of the stocks whose value it is intended to represent.

A stock index is ordinarily expressed in relation to a “base” established when the index was originated. The base may be adjusted from time to time to reflect, for example, capitalization changes affecting component stocks. In addition, stocks may from time to time be dropped from or added to an index group. These changes are within the discretion of the publisher of the index.

Different stock indices are calculated in different ways. Often the market prices of the stocks in the index group are “value weighted;” that is, in calculating the index level, the market price of each component stock is multiplied by the number of shares outstanding. Because of this method of calculation, changes in the stock prices of larger corporations will generally have a greater influence on the level of a value weighted (or sometimes referred to as a capitalization weighted) index than price changes affecting smaller corporations.

In general, index options are very similar to stock options, and are basically traded in the same manner. However, when an index option is exercised, the exercise is settled by the payment of cash — not by the delivery of stock. The assigned writer of a stock option is obligated to pay the exercising holder cash in an amount equal to the difference (expressed in dollars) between the closing level of the underlying index on the exercise date and the exercise price of the option, multiplied by a specified index “multiplier.” A multiplier

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of 100, for example, means that a one-point difference will yield $100. Like other options listed on United States securities exchanges, index options are issued by the Options Clearing Corporation (“OCC”).

Gains or losses on the Funds’ transactions in securities index options depend primarily on price movements in the stock market generally (or, for narrow market indices, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Fund of the Trust. A Fund may sell securities index options prior to expiration in order to close out its positions in stock index options which it has purchased. A Fund may also allow options to expire unexercised.

Risks of Options Transactions. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

With respect to index options, current index levels will ordinarily continue to be reported even when trading is interrupted in some or all of the stocks in an index group. In that event, the reported index levels will be based on the current market prices of those stocks that are still being traded (if any) and the last reported prices for those stocks that are not currently trading. As a result, reported index levels may at times be based on non-current price information with respect to some or even all of the stocks in an index group. Exchange rules permit (and in some instances require) the trading of index options to be halted when the current value of the underlying index is unavailable or when trading is halted in stocks that account for more than a specified percentage of the value of the underlying index. In addition, as with other types of options, an exchange may halt the trading of index options whenever it considers such action to be appropriate in the interests of maintaining a fair and orderly market and protecting investors. If a trading halt occurs, whether for these or for other reasons, holders of index options may be unable to close out their positions and the options may expire worthless.

Spread Transactions. Spread transactions are not generally exchange listed or traded. Spread transactions may occur in the form of options, futures, forwards or swap transactions. The purchase of a spread transaction gives a Fund the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. The risk to a Fund in purchasing spread transactions is the cost of the premium paid for the spread transaction and any transaction costs. The sale of a spread transaction obligates a Fund to purchase or deliver a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. In addition, there is no assurance that closing transactions will be available. The purchase and sale of spread transactions will be used in furtherance of a Fund’s investment goal and to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread transaction. The Trust does not consider a security covered by a spread transaction to be “pledged” as that term is used in the Trust’s policy limiting the pledging or mortgaging of its assets. The sale of spread transactions will be “covered” or “secured” as described in the “Options”, “Options on Foreign Currencies”, “Futures Contracts and Options on Futures Contracts”, and “Swap Agreements and Options on Swap Agreements” sections.

Yield Curve Options

A Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

A Fund may purchase or sell (write) yield curve options for the same purposes as other options on securities. For example, a Fund may purchase a call option on the yield spread between two securities if the Fund owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options in an effort to increase current income if, in the judgment of the Manager, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent that was not anticipated. Yield curve options are traded over-the-counter (“OTC”), and established trading markets for these options may not exist.

Options on Foreign Currencies

Funds may purchase and sell options on foreign currencies for hedging purposes and, with respect to certain Funds as described in the Prospectuses, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another, in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

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Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forgo a portion or all of the benefits of advantageous changes in those rates.

A Fund may write options on foreign currencies for hedging purposes and, with respect to certain Funds as described in the Prospectuses, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A Fund may write covered call and put options on foreign currencies. A Fund also may write call options on foreign currencies for cross-hedging purposes where the Fund does not hold the underlying currency (a “naked” option). A written call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.

Foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Futures Contracts and Options on Futures Contracts

A futures contract is an agreement that obligates a purchaser to take delivery and a seller to make delivery of a specified quantity of a security or commodity at a specified price at a future date. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund’s exposure to positive and negative market price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction opposite to the purchase price of the underlying instrument.

If a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit a specified amount of cash or U.S. government securities (“initial margin”) with a futures broker, known as a futures commission merchant (“FCM”) or its custodian for the benefit of the FCM. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired that day. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying instruments, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Futures on Securities. A futures contract on a security is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of a security at a specified price at a future date.

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If a Fund buys a futures contract to gain exposure to securities, the Fund is exposed to the risk of change in the value of the futures contract, which may be caused by a change in the value of the underlying securities.

Interest Rate Futures. An interest rate futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of interest-bearing financial instruments (such as GNMA certificates or Treasury bonds) at a specified price at a future date. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred. A public market exists in futures contracts covering various financial instruments including U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, three month U.S. Treasury bills, 90 day commercial paper, bank certificates of deposit, and eurodollar certificates of deposit.

As a hedging strategy a Fund might employ, a Fund may purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intended to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.

A Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

Stock Index Futures. A stock index is a method of reflecting in a single number the market values of many different securities or, in the case of capitalization weighted indices that take into account both security prices and the number of shares outstanding, many different companies. An index fluctuates generally with changes in the market values of the securities so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold. No physical delivery of the underlying securities in the index is made.

A Fund may engage in transactions in stock index futures contracts in an effort to protect it against a decline in the value of the Fund’s securities or an increase in the price of securities that the Fund intends to acquire or to gain exposure to an index (equitize cash). For example, a Fund may sell stock index futures to protect against a market decline in an attempt to offset partially or wholly a decrease in the market value of securities that the Fund intends to sell. Similarly, to protect against a market advance when the Fund is not fully invested in the securities market, the Fund may purchase stock index futures that may partly or entirely offset increases in the cost of securities that the Fund intends to purchase.

Currency Futures. A Fund may seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign currency transactions except that futures are standardized, exchange-traded contracts. Currency futures involve substantial currency risk and leverage risk.

Futures Options. Futures options possess many of the same characteristics as options on securities. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the stock index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. During the option period, the covered call writer (seller) has given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Options on Currency Futures. A Fund may seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Currency futures involve substantial currency risk and may also involve credit, leverage and liquidity risk.

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A Fund may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying futures contract.

A Fund reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities. If other types of options, futures contracts, or futures options are traded in the future, a Fund may also use such investment techniques, provided that the Trust’s Board of Trustees determines that their use is consistent with the Fund’s investment goal.

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. While a Fund hedging transactions may protect the Fund against adverse movements in the general level of interest rates or stock or currency prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or stock or currency prices. A hedging transaction may not correlate perfectly with price movements in the assets being hedged, causing the hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the portfolio securities being hedged and the instruments underlying the hedging vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

The price of futures contracts may not correlate perfectly with movement in the underlying security or stock index, due to certain market distortions. This might result from decisions by a significant number of market participants holding stock index futures positions to close out their futures contracts through offsetting transactions rather than to make additional margin deposits. Also, increased participation by speculators in the futures market may cause temporary price distortions. These factors may increase the difficulty of effecting a fully successful hedging transaction, particularly over a short time frame. With respect to a stock index futures contract, the price of stock index futures might increase, reflecting a general advance in the market price of the index’s component securities, while some or all of the portfolio securities might decline. If a Fund had hedged its portfolio against a possible decline in the market with a position in futures contracts on an index, it might experience a loss on its futures position until it could be closed out, while not experiencing an increase in the value of its portfolio securities. If a hedging transaction is not successful, the Fund might experience losses which it would not have incurred if it had not established futures positions. Similar risk considerations apply to the use of interest rate and other futures contracts.

An incorrect correlation could result in a loss on both the hedged assets in a Fund and/or the hedging vehicle, so that the Fund’s return might have been better had hedging not been attempted. There can be no assurance that an appropriate hedging instrument will be available when sought by a Manager.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached on a particular futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and lack a deep secondary market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protection as funds received in respect of transactions on United States futures exchanges. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Fund could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. There can be no assurance that an active secondary market will develop or continue to exist.

Foreign Currency Futures and Options Thereon

Foreign currency futures are contracts for the purchase or sale for future delivery of foreign currencies which may also be engaged in for cross-hedging purposes. Cross-hedging involves the sale of a futures contract on one foreign currency to hedge against changes in exchange rates for a different (“proxy”) currency if there is an established historical pattern of correlation between the two currencies. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund’s securities or adversely affect the prices of securities that the Fund has purchased or intends to purchase at a later date and, with respect to certain Funds as described in the Prospectuses, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The successful use of foreign currency futures will usually

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depend on the Manager’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

Swap Agreements and Options on Swap Agreements

OTC swap agreements are privately negotiated derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). Certain swap agreements, such as interest rate swaps, are traded on exchanges and cleared through central clearing counterparties. The underlying reference for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, credit of an issuer, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as SOFR or the Prime Rate. Total return swaps (on an individual basis and/or a “basket” of swaps) may be used to gain exposure to the return of a reference asset, such as an index. In a total return swap, a Fund typically would pay a set rate or a financing cost, which is normally based on a floating rate, in exchange for the return of a particular reference asset. Inflation swaps may be used to transfer inflation-related exposure. In an inflation swap, a Fund typically would pay a financing cost, which is normally based on a floating rate, and in exchange the Fund would receive a specified rate of inflation. In a volatility swap, a Fund receives or makes payments based on the measured variance (or square of volatility) of an underlying reference instrument over a specified period of time (typically above or below a level agreed to by the parties), for the purposes of taking positions and/or hedging risk.

In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Fund may engage in simple or more complex swap transactions involving a wide variety of underlying reference assets for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Credit default swaps (“CDS”) involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security (or group of securities or index). CDS give one party to a transaction (the buyer of the CDS) the right to dispose of an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events.

A Fund may enter into CDS, as a buyer or a seller. CDS are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Selling CDS (i.e., selling protection) increases credit exposure; purchasing CDS (i.e., buying protection) decreases credit exposure. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller generally pays the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. CDS involve additional risks than if a Fund invests in the underlying directly.

For purposes of applying the Funds’ investment strategies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a CDS or total return swap, however, in applying certain of the Funds’ investment policies and restrictions the Fund will generally value these swaps at their notional value or their full exposure value (i.e., the sum of the notional amount for the contract plus the market value; market value for a swap is the current gain or loss of the contract). For purposes of applying certain of the Funds’ other investment policies and restrictions, the Funds may value the credit default or total return swap at market value. For example, a Fund may value a CDS at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the CDS agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the CDS.

Swap agreements may include, but are not limited to: (1) “currency exchange rate”, which involves the exchange by a Fund with another party of their respective rights to make or receive payments is specified currencies; (2) “interest rate”, which involves the exchange by a Fund with another party of their respective commitments to pay or receive interest; (3) “interest rate index”, which involves the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices; and other interest rate swap arrangements such as: (i) “caps,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (ii) “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a certain level, or “floor”; and (iii) “collars,” under which one party sells a cap and purchases a floor or vice-versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; (4) “credit default”, which involves an agreement of a Fund to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party in return for a periodic stream of payments over the term of the contract provided that no event of default has occurred; (5) “total return”, which involves the exchange by a Fund with another party of their respective commitments and the total return side is based on the total return of an equity or debt instrument or loan, or index thereon, with a life longer than the swap; and (6) “volatility”, which involves the exchange by a Fund with another party of their respective rights to make or receive payments based on the volatility of an

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underlying reference instrument. As the seller of a swap, the Fund would be subject to investment exposure on the notional amount of the swap.

Risks of Swap Agreements. The use of interest rate, mortgage, credit, currency, volatility and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and currency exchange rates, or in its evaluation of the creditworthiness of swap counterparties and the issuers of the underlying assets, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. It may not be possible to enter into a reverse swap or close out a swap position prior to its original maturity and, therefore, a Fund may bear the risk of such position until its maturity. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be rated investment grade). Certain tax considerations may limit a Fund’s ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. There is always the risk that these investments could reduce returns or increase a Fund’s volatility.

Structured Investments and Hybrid Instruments

Structured investments, including hybrid instruments, are instruments whose principal amount, amount payable upon maturity or interest rate is tied (positively or negatively) to the value of an index, interest rate, commodity, currency or other economic factor, or assets including, equity or debt securities, currencies, commodities, and loans (each a “benchmark”). Structured investments may combine the characteristics of securities, futures, and options. The interest rate or (unlike most debt securities) the amount payable at maturity of a structured investment may be increased or decreased, depending on changes in the value of the benchmark, although a structured investment may also be structured so that the issuer is not required to pay interest if the benchmark rises or falls to a certain level. Structured investments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured investments include a wide variety of investments, including credit-linked securities, structured notes, indexed securities, commodity-linked notes and CBOs, CLOs and other CDOs. Structured investments include potentially high-risk derivatives.

The risks presented by structured investments may include market and regulatory risk, price volatility risk, credit risk, derivatives risk, liquidity risk and currency risk, in addition to the risks associated with the benchmark. The value of a structured investment or its interest rate may be a multiple of a benchmark and, as a result, the structured investment may be leveraged and change in value (up or down) in a greater amount and more rapidly than the benchmark. A benchmark may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured investment. Under certain conditions, the amount payable upon maturity of a structured investment could be zero. Thus, an investment in a structured investment may entail significant risks that are not associated with an investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of a structured investment also exposes a Fund to the credit risk of the issuer of the structured investment. Structured investments may be subordinated or unsubordinated with respect to other classes of the issuer’s securities. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated investments. Structured investments may also be more difficult to accurately price than less complex securities. Structured investments generally are individually negotiated agreements and are typically sold in private placement transactions; thus, there may not be an active trading market for a structured investment held by a Fund and it may be difficult for the Fund to sell a structured investment.

A structured investment may be structured by depositing specified instruments (such as commercial bank loans) into an entity such as a corporation or trust that issues one or more classes of securities backed by, or representing interest in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the securities issued to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions. Amounts payable by such securities, and the value of such securities, will be dependent on the cash flow or value of the underlying instruments. Structured investments created by depositing securities in a corporation or trust typically involve no credit enhancement and their credit risk generally will be linked to that of the underlying instruments.

Certain issuers of structured instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. A Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount

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of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator.

Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, it analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Master Limited Partnerships (“MLPs”)

MLPs are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners, such as a Fund that invests in an MLP, are not involved in the day-to-day management of the MLP. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the MLP. There may be fewer investor protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among limited partners and the general partner of an MLP. Holders of units of an MLP are allocated income and capital gains in accordance with the terms of the partnership agreement. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to abrupt or erratic price movements.

Warrants and Rights

Warrants or rights may be acquired as part of a unit, attached to securities at the time of purchase; or acquired in connection with a corporate action, without limitation and may be deemed to be with or without value. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. If the market price of the underlying security does not exceed the exercise price of the warrant plus the cost thereof before the expiration date, a Fund could sustain losses on transactions in warrants that would require the Fund to forgo a portion or all of the benefits of advantageous change in the market price of the underlying security.

Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise.

Voluntary Actions

From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements) where an issuer or counterparty offers securities or instruments to its holders or counterparties, such as a Fund, and the acquisition is determined by the Manager to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed within the Trust’s Prospectuses or SAI, or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and a Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, after announcement

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of the offering but prior to the receipt of the securities or instruments, a Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Roll Transactions

A Fund may engage in roll-timing strategies where the Fund seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or a TBA Transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset. Similarly, as certain standardized swap agreements transition from OTC trading to mandatory exchange-trading and clearing due to the implementation of Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) regulatory requirements, a Fund may “roll” an existing OTC swap agreement by closing out the position before expiration and contemporaneously entering into a new exchange-traded and cleared swap agreement on the same underlying asset with substantially similar terms except for a later expiration date. These types of new positions opened contemporaneous with the closing of an existing position on the same underlying asset with substantially similar terms are collectively referred to as “Roll Transactions.”

Securities Lending Program

To seek to generate additional income, the Trust has entered into a securities lending program whereby participating Funds will loan out their securities to qualified brokers, dealers and financial institutions (“borrowers”). Pursuant to this program, a Fund may make secured loans of its portfolio securities to the borrower provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) a Fund may at any time call such loans (subject to notice provisions in the loan agreement) and obtain the securities loaned; (iii) a Fund will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33⅓% of the total assets of a Fund. For purposes of determining compliance with the 33⅓%, total assets may include the value of the collateral. The Fund generally will receive from a borrower a negotiated loan fee as well as amounts equal to any dividends or interest paid on the borrowed securities. Voting rights may pass with the loaned securities, but the Fund will retain the right to call any security in anticipation of any material vote. The Fund also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

Securities Finance Trust Company (“eSecLending”) serves as securities lending agent (“Securities Lending Agent”) and in that role administers and oversees the Trust’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between PLFA (on behalf of the Trust) and eSecLending. eSecLending duties include the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Trust’s custodian, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers pursuant to investment guidelines set forth by the Trust. As compensation for these services, eSecLending receives a portion of any amounts earned by a Fund for lending its securities.

Indirect Exposure to Cryptocurrencies Risk

Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets that are designed to act as a medium of exchange. Although the Funds have no current intention of directly investing in cryptocurrencies, a Fund may have indirect exposure to cryptocurrencies by investing in the securities of companies that accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets, or invest directly in cryptocurrencies. A Fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies (some of the most well-known include Bitcoin, Dogecoin and Ethereum) are not backed by any government, corporation, or other identified body. Trading markets for cryptocurrencies are often unregulated and may be more exposed to operational or technical issues as well as the potential for fraud or manipulation than established, regulated exchanges for securities, derivatives and traditional currencies.

Cryptocurrencies have been subject to significant fluctuations in value. The value of a cryptocurrency may significantly fluctuate precipitously (including declining to zero) and unpredictably for a variety of reasons, including, but not limited to: investor perceptions and expectations; regulatory changes; general economic conditions; adoption and use in the retail and commercial marketplace; public opinion regarding the environmental impact of the creation (“minting” or “mining”) of cryptocurrency; confidence in, and the maintenance and development of, its network and open-source software protocols such as blockchain for ensuring the integrity of cryptocurrency transactional data; and general risks tied to the use of information technologies, including cybersecurity risks.

Cybersecurity Risk

The use of technology is prevalent in the financial industry. The Funds’ and/or their service providers’ use of the internet, technology, information systems and artificial intelligence (“AI”) (as applicable) – meaning any and all machine learning, deep learning, and other artificial intelligence technologies, including statistical learning algorithms, models (including large language models), neural networks, and other artificial intelligence tools or methodologies, all software implementations of any of the foregoing, and related hardware or equipment capable of generating various types of content – may expose the Funds to risks associated with attack, damage or unauthorized access.

As a result, the Funds are susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, ransom, misuse, improper release, corruption and/or destruction of, manipulation of, or unauthorized access to, confidential or restricted data relating to the Funds or variable product owners, and the compromise, misconfiguration, delay or failure of systems, networks, devices and applications relating to Fund operations, such as systems used to enter trades for the Funds’ investments, accounting and valuation systems, or compliance testing systems used to monitor the Funds’ investments. A cybersecurity breach may result in financial losses to the Funds and variable product owners; the inability of the Funds to timely process transactions or conduct trades; delays or mistakes in materials provided to variable product owners; errors or delays in the calculation of Funds’ net asset values; violations of privacy and other laws (including those related to identity theft – note that the Trust does not maintain the personal data or “Personal Identifiable Information” of variable product owners); regulatory fines, penalties and reputational damage; and compliance and remediation costs, reimbursements, legal fees and other expenses. In addition, the foregoing risks may adversely impact the Adviser, Managers, the Distributor and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business, which in turn could result in losses to the Funds and variable product owners and disruptions to the conduct of business between the Funds, variable product owners, the Funds’ service providers and/or financial intermediaries.

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While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, as there are inherent limitations in such measures, including the possibility that certain risks have not been identified and that prevention and remediation measures and efforts will not be successful. Furthermore, the Funds do not control the cybersecurity programs, defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact.

Operational Risk and Business Continuity Plan

The Adviser, its affiliates and/or the Trust’s material service providers may experience business disruptions that could negatively impact their ability to provide services to a Fund. While the Adviser maintains a Business Continuity Plan (“BCP”) and has processes in place that are designed to minimize the disruption of normal business operations in the event of an adverse incident, there are inherent limitations in such plans and processes, including the possibility that certain systems and/or recovery processes do not work as intended. In addition, the Adviser and its affiliates do not control the operational systems or functions of the Trust’s third-party service providers. While the BCP is routinely tested and monitored, under certain circumstances the Adviser, its affiliates, and/or service providers to the Trust could be prevented or hindered from providing essential services to the Trust for extended periods of time. These disruptions could significantly impact the Trust’s business operations including, but not limited to, interfering with the ability to process shareholder transactions, trade or value portfolio holdings and/or timely calculate a Fund’s net asset value.

Regulatory and Legal Risk

The regulation of investments, investment companies, and investment advisers is an evolving area of law and is subject to modification by governmental and judicial actions. It is not possible to determine the full extent of the impact of any new laws, regulations or initiatives that may be proposed, or whether any such proposals will become law. Compliance with any new laws or regulations could be difficult, increase the fees and expenses for a Fund, and may impact the manner in which a Fund conducts business, the investment performance of a Fund, and/or the viability of a Fund. Furthermore, new laws or regulations may subject the Trust, a Fund and/or shareholders to increased taxes or other costs.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The investment restrictions set forth below are fundamental policies of each Fund and thus may not be changed, except as described below, without the approval of a majority of the outstanding voting shares of that Fund. The vote of a majority of the outstanding voting securities of a Fund means the vote, at an annual or special meeting of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Fund, whichever is the less.

The following fundamental investment restrictions apply to all Funds, unless otherwise stated.

1.	A Fund may not borrow money, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

2.	A Fund may not issue senior securities, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

3.	A Fund may not act as an underwriter of securities of other issuers, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

4.	A Fund may not purchase real estate or any interest therein, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

5.	A Fund may not purchase or sell commodities, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

6.	A Fund may not make loans, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

7.	With the exception of the Funds designated as a “non-diversified company,” each Fund shall be a “diversified company” as those terms are defined in the 1940 Act, as interpreted, modified or applied from time to time by regulatory authority having jurisdiction. The Equity Index Portfolio, Small-Cap Index Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Mid-Cap Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio each may not purchase securities of any issuer that would cause such Fund to be designated as non-diversified under the 1940 Act, except as may be necessary to approximate the composition of its target index. Each such Fund intends to be diversified in approximately the same proportion as its target index.

8.	Except as provided below, a Fund may not invest in a security if, as a result of such investment, more than 25% of its assets would be invested in the securities of issuers in any particular industry, provided this restriction does not apply to: (i) securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; (ii) repurchase agreements collateralized by the instruments described in the preceding clause; (iii) securities of other investment companies which do not have a policy to concentrate in a particular industry; and (iv) tax-exempt municipal securities. Accordingly, issuers of the foregoing securities would not be considered to be members of any industry.

The Real Estate Portfolio normally will invest more than 25% of its assets in securities of companies in real estate and related industries.

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The Health Sciences Portfolio normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.

The Technology Portfolio normally will invest more than 25% of its assets in securities of companies in technology and related industries.

Each Fund (or for a co-managed Fund, the portion of the Fund) that seeks to track the performance of an index will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

 Non-Fundamental Summaries of Current Legal Requirements and Interpretations Related to Certain Fundamental Investment Restrictions

This section summarizes current legal requirements and interpretations applicable to the Funds with respect to certain of the fundamental investment restrictions listed above. The current legal requirements and interpretations are subject to change at any time, and this section may be revised at any time to reflect changes in legal requirements or interpretations, or to further clarify existing requirements or interpretations. No part of this section constitutes a fundamental policy or a part of any of the above fundamental investment restrictions. The discussion in this section provides summary information only and is not a comprehensive discussion. It does not constitute legal advice. Investors who are interested in obtaining additional detail about these requirements and interpretations should consult their own counsel.

With respect to fundamental investment restriction 1: Currently, the 1940 Act permits mutual funds to engage in borrowing subject to certain limits. The 1940 Act essentially permits a Fund to borrow under two scenarios. First, a Fund is permitted to borrow from banks provided it maintains “asset coverage of at least 300%” for all borrowings, which means a mutual fund generally can borrow from banks but has a borrowing limit equal to 1/3 of its total assets immediately after the borrowing and continuing thereafter (for example, a fund with $100 million in assets could borrow $50 million, because $50 million is 1/3 of $150 million). Second, a Fund is permitted to borrow from banks or other lenders in an amount up to 5% of its total assets for temporary purposes.

With respect to fundamental investment restriction 2: Currently, the 1940 Act generally prohibits mutual funds from issuing “senior securities.” The 1940 Act defines a “senior security” generally to mean “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.” In other words, a senior security is an obligation that has priority over (or is senior to) a Fund’s shares with respect to the payment of dividends or the distribution of fund assets. Borrowing, as described above in fundamental investment restriction 1 above, is an exception to this general prohibition. Rule 18f-4 allows a Fund to treat reverse repurchase agreements as borrowings up to the 1940 Act’s limits on borrowings without being treated as a derivative under that Rule. Alternatively, a Fund may rely on Rule 18f-4(d)(1)(ii) and treat a reverse repurchase agreement or similar financing transaction as a derivative transaction under the Fund’s Derivatives Risk Management Program.

With respect to fundamental investment restriction 3: Currently, under the 1940 Act and other federal securities laws, a fund is considered an “underwriter” if the fund participates in the public distribution of securities of other issuers, which involves purchasing the securities from an issuer with the intention of reselling the securities to the public. A fund that purchases securities in a private transaction for investment purposes and later sells those securities to institutional investors in a restricted sale could, under one view, technically be considered to be an underwriter of those securities. Under current legal requirements, fundamental investment restriction 3 permits a Fund to sell securities in this circumstance.

With respect to fundamental investment restriction 6: Investments in loan participations and assignments are considered to be debt obligations and are, therefore, permissible investments for the Funds.

With respect to fundamental investment restriction 8: Government issued mortgage-related securities, including government issued CMOs, are considered government securities. In accordance with current SEC staff position, the Trust does not consider privately-issued securities to be “tax-exempt municipal securities.” For purposes of complying with this restriction, the Trust, in consultation with its Managers, utilizes its own industry classifications. In addition, for purposes of complying with fundamental investment restriction 8, a Fund that operates as a fund of funds will consider the concentration of the Underlying Funds. Pursuant to investment restriction 8, the Funds of Funds of the Trust have a policy to not concentrate their investments in any particular industry.

Non-Fundamental Investment Restrictions

The following non-fundamental investment restrictions apply to all Funds, unless otherwise stated:

1.	A Fund may not purchase illiquid investments or repurchase agreements maturing in more than seven days if as a result of such purchase, more than 15% of the Fund’s net assets would be invested in such investments.

2.	If a Fund has a policy on investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a manner consistent with its name, it will provide at least 60 days prior written notice of any change to such policy.

3.	The Value Portfolio will provide at least 60 days prior written notice of any change to its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock.

4.	A Fund which serves as an Underlying Fund for a fund of funds (such as the [ESG Portfolios, ]PSF Avantis Balanced Allocation Portfolio, Portfolio Optimization Portfolios or Pacific Dynamix Portfolios) may not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.

Unless otherwise specifically stated in a Fund’s Prospectus or above, each Fund’s investment restriction will apply only at the time of investment (and subsequent fluctuations in the value of Fund securities or the sale of Fund securities will not result in a violation of the restriction). The foregoing does not apply to borrowing. Restriction 2 above refers to investment policies that are in place because of the name of the particular Fund (“Name Test Policy”). The Bond Plus Portfolio, Diversified Bond Portfolio, Floating Rate Income Portfolio, High Yield Bond Portfolio, Intermediate Bond Portfolio, International Equity Plus Bond Alpha Portfolio, Short Duration Bond Portfolio, Emerging Markets Debt Portfolio, Equity Index Portfolio, Hedged Equity Portfolio, Large-Cap Core Portfolio, Large-Cap

49

Growth Portfolio, Large-Cap International Equity Portfolio, Large-Cap Value Portfolio, Mid-Cap Plus Bond Alpha Portfolio, Mid-Cap Growth Portfolio, Mid-Cap Value Portfolio, QQQ Plus Bond Alpha Portfolio, Small-Cap Equity Portfolio, Small-Cap Growth Portfolio, Small-Cap Index Portfolio, Small-Cap Plus Bond Alpha Portfolio, Small-Cap Value Portfolio, Emerging Markets Portfolio, International Large-Cap Portfolio, International Small-Cap Portfolio, Health Sciences Portfolio, Real Estate Portfolio, Technology Portfolio, PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio, PD High Yield Bond Market Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Mid-Cap Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio, PD Emerging Markets Index Portfolio and PD International Large-Cap Index Portfolio are subject to the Name Test Policy. The Name Test Policy applies at the time the Fund invests its assets and under normal circumstances. A new Fund will be permitted to comply with the Name Test Policy within six months after commencing operations. A Fund may not change its Name Test Policy, if applicable, without notifying shareholders at least 60 days prior to the change.

A Fund’s use of both principal and non-principal investments may be counted towards its Name Test Policy to the extent such instruments have economic characteristics similar to the investments included within such Name Test Policy.

THIRD PARTY DISCLAIMERS

MSCI

The PD Emerging Markets Index Portfolio and the PD International Large-Cap Index Portfolio (each, a “Product”) are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust and its affiliates. None of the MSCI Parties makes any representation or warranty, express or implied, to the issue or owners of a Product or any other person or entity regarding the advisability of investing in a Product generally or in a Product particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to a Product or the issuer or owners of a Product or any other person or entity. None of the MSCI Parties has any obligation to take the needs of the issuer or owners of a Product or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of a Product to be issued or in the determination or calculation of the equation by or the consideration into which a Product is redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of a Product or any other person or entity in connection with the administration, marketing or offering of a Product.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of a Product, owners of a Product, or any other person or entity, from the use of any MSCI index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaims all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of a Product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote a Product without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

With respect to the Composite Benchmarks for the [ESG Portfolios,] PSF Avantis Balanced Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios, these blended returns are calculated by the Trust using end of day index level values licensed from MSCI Inc. (“MSCI Data”) and others. For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Russell

The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index, PD Small-Cap Value Index and Small-Cap Index Portfolios as well as the BlackRock managed portion of the Small-Cap Equity Portfolio (together, the “PSF BR Index Portfolios”) have been developed solely by the Trust. The PSF BR Index Portfolios are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertaking (collectively, the “LSE Group”), including Russell. Russell®  is a trademark of the LSE Group and the trading name of certain of the LSE Group companies.

All rights in the Russell 1000 Growth Index, Russell 1000 Index, Russell 1000 Value Index, Russell 2000 Growth Index, Russell 2000 Index, Russell 2000 Value Index, Russell 3000 Health Care Index, Russell 3000 Index, Russell 3000 Value Index, Russell Midcap Index, Russell Midcap Growth Index and Russell Midcap Value Index (the “Russell Indices”) vest in the relevant LSE Group company which own the Russell Indices and have been licensed for use by the Trust.

The Russell Indices are calculated by or on behalf of the LSE Group or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in a Russell Index or (b) investment in or operation of the PSF BR Index Portfolios. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from a PSF BR Index Portfolio’s use of a Russell Index (upon which the respective PSF BR Index Portfolio is based) or the suitability of a Russell Index for the purpose to which it is being put by the Trust.

50

JP Morgan

With respect to the J.P. Morgan indices, including blended composites (the “J.P. Morgan Index”), information has been obtained from sources believed to be reliable, but J.P. Morgan does not warrant its completeness or accuracy. The J.P. Morgan Index has been licensed for use by the Trust and its affiliates, is used with permission, and may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2023, JPMorgan Chase & Co. All rights reserved.

All other third-party trademarks and service marks belong to their respective owners.

Nasdaq®

The QQQ Plus Bond Alpha Portfolio (the “Product”) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq®, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product. The Corporations make no representation or warranty, express or implied to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly, or the ability of the Nasdaq-100 Index®/Nasdaq-100®/NDX® to track general stock market performance. The Corporations’ only relationship to Pacific Select Fund (“Licensee”) is in the licensing of the Nasdaq®, QQQ® and certain trade names of the Corporations and the use of the Nasdaq-100 Index®/Nasdaq-100®/NDX® which is determined, composed and calculated by Nasdaq® without regard to Licensee or the Product. Nasdaq® has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Nasdaq-100 Index®/Nasdaq-100®/NDX®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Morningstar

Pacific Select Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. (“Morningstar”), any of its affiliates or subsidiaries, any of its direct or indirect information providers or any other third party involved in, or related to, compiling, disseminating, computing or creating any Morningstar Index (collectively, “Morningstar Parties”). The Morningstar Indexes are the exclusive property of Morningstar. Morningstar and the Morningstar Index names are service marks or trademarks of Morningstar and have been licensed for certain purposes by Pacific Select Fund. None of the Morningstar Parties make any representation or warranty, express or implied, to the owners of Pacific Select Fund or any member of the public regarding the advisability of investing in Pacific Select Fund or the ability of any Morningstar Index to track corresponding market performance. Morningstar is the licensor of the Morningstar Indexes which are determined, composed and calculated by Morningstar without regard to Pacific Select Fund. None of the Morningstar Parties has any obligation to take the needs of Pacific Select Fund or the owners of Pacific Select Fund into consideration in determining, composing or calculating the Morningstar Indexes. None of the Morningstar Parties are responsible for or has participated in the determination of the prices and amount of the Pacific Select Fund or the timing of the issuance or sale of the Pacific Select Fund or in the determination or calculation of the equation by which the Pacific Select Fund is converted into cash. None of the Morningstar Parties have any obligation or liability in connection with the administration, marketing or trading of Pacific Select Fund.

THE MORNINGSTAR PARTIES EXPRESSLY DISCLAIMS ANY WARRANTY AROUND THE ACCURACY, COMPLETENESS AND/OR TIMELINESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PACIFIC SELECT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND WITH RESPECT TO THE CALCULATION AND DISSEMINATION OF THE INDEXES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ORGANIZATION AND MANAGEMENT OF THE TRUST

The Trust was organized on May 4, 1987 as a Massachusetts business trust and was reorganized as a Delaware statutory trust on June 30, 2016. The Trust consists of [62] separate Funds as of [May 1, 2026].

Management Information

The business and affairs of the Trust are managed under the direction of the Board of Trustees under the Trust’s Agreement and Declaration of Trust. Trustees who are not deemed to be “interested persons” of the Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” Certain Trustees and officers are deemed to be “interested persons” of the Trust and thus are referred to as “Interested Persons” because of their positions with PLFA and/or Pacific Life. The Trustees and officers of the Trust and their principal occupations during the past five years as well as certain additional occupational information are shown below. The address of each Trustee and officer is c/o Pacific Select Fund, 700 Newport Center Drive, Newport Beach, CA 92660. None of the Trustees hold directorships in companies that file periodic reports with the SEC or in other investment companies, other than those listed below.

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I. Interested Persons

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Michael F. AndersonYear of birth 1968	Chief Executive Officer and President since 12/31/25	Acting General Counsel (12/25 to present), Senior Vice President (6/23 to present) and Deputy General Counsel (6/23 to 12/25) of Pacific Mutual Holding Company; Director (12/25 to present), Acting General Counsel (12/25 to present), Senior Vice President (6/23 to present) and Deputy General Counsel (6/23 to 12/25) of Pacific LifeCorp, Pacific Life and PL&A; Chief Legal Officer (1/14 to 4/23) and Senior Vice President (1/11 to 4/23) of TruStage Insurance Company (formerly named CUNA Mutual); Member of the Board of Association of Life Insurance Counsel (3/22 to 5/23).	[62]
Howard T. Hirakawa Year of birth 1962	Senior Vice President since 12/10/14	Senior Vice President (4/14 to present) of Pacific Life Fund Advisors LLC; Senior Vice President (12/14 to 4/23) of Pacific Funds Series Trust.	[62]
Audrey L. Cheng Year of birth 1975	Vice President and General Counsel since 4/01/23 and Assistant Secretary since 1/01/20	Vice President (4/23 to present) and Assistant Vice President (9/11 to 3/23) of Pacific Life; Vice President (4/23 to present), Fund Advisor General Counsel (4/23 to present), and Assistant Secretary (4/23 to present) of Pacific Life Fund Advisors, LLC; Vice President (12/13 to 4/23), General Counsel (4/23 to 4/23), and Assistant Secretary (1/20 to 4/23) of Pacific Funds Series Trust.	[62]
Laurene E. MacElwee Year of birth 1966	Vice President since 12/13/11, Assistant Secretary since 4/04/05 and Chief Compliance Officer since 11/01/25	Chief Compliance Officer (7/22 to present), Vice President (4/11 to present) and Assistant Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; Chief Compliance Officer (7/22 to present) of Pacific Life Registered Separate Accounts; Vice President (4/11 to present) of Pacific Life; Vice President (4/05 to 4/23) and Assistant Secretary (6/01 to 4/23) of Pacific Funds Series Trust.	[62]
Carleton J. Muench Year of birth 1973	Vice President since 12/10/14	Vice President (4/14 to present) of Pacific Life Fund Advisors LLC; Vice President (11/06 to 4/23) of Pacific Funds Series Trust.	[62]
Starla C. Yamauchi Year of birth 1970	Vice President since 4/01/24 and Secretary since 1/04/23	Vice President (4/24 to present), Assistant Vice President (11/21 to 3/24), Secretary (1/23 to present), and Assistant Secretary (8/15 to 1/23) of Pacific Life; Vice President (4/24 to present), Assistant Vice President (11/21 to 3/24), Secretary (1/23 to present), and Assistant Secretary (5/16 to 1/23) of Pacific LifeCorp; Vice President (4/24 to present), Assistant Vice President (5/22 to 3/24), Secretary (1/23 to present), and Assistant Secretary (5/16 to 1/23) of Pacific Mutual Holding Company; Vice President (4/24 to present), Assistant Vice President (1/23 to 3/24), Secretary (1/23 to present), and Assistant Secretary (5/19 to 1/23) of Pacific Select Distributors, LLC; Secretary (1/23 to 4/23) and Vice President (1/23 to 4/23) of Pacific Funds Series Trust.	[62]
Kevin W. Steiner Year of birth 1975	Vice President since 4/01/24	Vice President (4/24 to present), Assistant Vice President (4/12 to 3/24) of Pacific Life Fund Advisors LLC; Vice President (1/13 to 4/23) of Pacific Funds Series Trust.	[62]
Trevor T. Smith Year of birth 1975	Vice President since 6/18/25 and Treasurer since 4/01/18	Vice President (4/25 to present) and Assistant Vice President (1/17 to 3/25) of Pacific Life; Principal Financial Officer (3/23 to present) and Principal Operations Officer (3/23 to present) of Pacific Select Distributors, LLC; and Vice President (3/16 to 4/23) and Treasurer (4/18 to 4/23) of Pacific Funds Series Trust.	[62]
Bonnie J. Boyle Year of birth 1974	Assistant Vice President and Assistant Treasurer since 1/01/20	Director (6/17 to present) of Pacific Life; Vice President and Assistant Treasurer (1/20 to 4/23) of Pacific Funds Series Trust.	[62]
Mark Karpe Year of birth 1968	Assistant Vice President and Assistant Secretary since 4/01/23	Assistant Vice President and Managing Assistant General Counsel (4/15 to present) of Pacific Life; Vice President and Assistant Secretary (4/23 to 4/23) of Pacific Funds Series Trust.	[62]

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II. Independent Trustees

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Nooruddin (Rudy) Veerjee Year of birth 1958	Trustee since 1/01/05 and Chairman of the Board since 4/01/23

Trustee (9/05 to 4/23) and Chairman of the Board (4/23 to 4/23) of Pacific Funds Series Trust.

Formerly: President of Transamerica Insurance and Investment Group; President of Transamerica Asset Management; Chairman and Chief Executive Officer of Transamerica Premier Funds (Mutual Fund); and Director of various Transamerica Life Companies.

[62]
Gale K. Caruso Year of birth 1957	Trustee since 1/01/06

Trustee (1/06 to 4/23) of Pacific Funds Series Trust; Independent Trustee (2/15 to present) and Chair of the Board (1/22 to present) of Matthews Asia Funds.

Formerly: Member of the Board of Directors of LandAmerica Financial Group, Inc.; President and Chief Executive Officer of Zurich Life; Chairman, President and Chief Executive Officer of Scudder Canada Investor Services, Ltd.; Managing Director of Scudder Kemper Investments; Member of the Advisory Council to the Trust for Public Land in Maine; Member of the Board of Directors of Make-A-Wish of Maine.

[62]
Andrew J. Iseman Year of birth 1964	Trustee since 3/01/19

Trustee (6/19 to 4/23) of Pacific Funds Series Trust; Advisory Council Member of The TIFIN Group (11/20 to 12/22); Director of CrowdOptic (8/21 to 11/22); Member of the Board of DeBourgh Manufacturing Company (12/21 to present); Lead Independent Trustee (10/24 to present) of Tortoise Capital Series Trust.

Formerly: Chief Executive Officer and Senior Adviser of Scout Investments; President of Scout Funds; Interested Trustee of Scout Funds.

[62]
Paul A. Keller Year of birth 1954	Trustee since 6/20/16

Trustee (6/16 to 4/23) of Pacific Funds Series Trust; Independent Trustee (8/10 to present) and Chairman of the Board (8/19 to present) of Fenimore Asset Management Trust (FAM Funds); Business Consultant (7/10 to present) (sole proprietor); Certified Public Accountant in New York (1982 to present).

Formerly: Partner of McGladrey & Pullen LLP; Partner of PricewaterhouseCoopers LLP; Adjunct Professor of Accounting of SUNY College at Old Westbury; Interim Chief Financial Officer of The Leon Levy Foundation.

[62]
Lucie H. Moore Year of birth 1956	Trustee since 10/01/98

Trustee (6/01 to 4/23) of Pacific Funds Series Trust; Member of the Board of Trustees (2014 to present) of Azusa Pacific University; Member of the Board of Trustees (2016 to present) of Pacifica Christian High School Orange County.

Formerly: Partner of Gibson, Dunn & Crutcher (Law); Member of the Board of Trustees of Sage Hill School; Member of the Board of Trustees of The Pegasus School; and Member of the Advisory Board of Court Appointed Special Advocates (CASA) of Orange County.

[62]

[1]	A Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.

[2]	As of [May 1, 2026], the “Fund Complex” consists of the Trust, which contains [62] funds.

Board of Trustees

Additional Information Concerning the Board of Trustees

The Role of the Board. The Board of Trustees (“Board”) oversees the management and operations of the Trust. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Trust’s Adviser, the Managers, the distributor, administrator, custodian, and transfer agent, each of which is discussed in greater detail in this SAI. The Board has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility to

53

monitor and report to the Board on the Trust’s operations. The Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and investment personnel report on the performance of the Funds. The Board has appointed a Trust Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal Board meetings which are typically held quarterly, in person or virtually, and involve the Board’s review of Trust operations. From time to time one or more Independent Trustees may also meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, an Audit Committee, a Policy Committee and a Governance Committee, which are discussed in greater detail under “Committees” below. All of the members of the Board are Independent Trustees and each of the Audit, Policy and Governance Committee is comprised entirely of Independent Trustees. The Chairman of the Board is an Independent Trustee who acts as the primary liaison between the Independent Trustees and management. The Chairman of the Board helps identify matters for consideration by the Board and regularly participates in the agenda setting process for Board meetings. The Chairman of the Board serves as Chairman of the Trust’s Policy Committee, which provides a forum for the Independent Trustees to meet in separate session to deliberate on matters relevant to the Trust. The Independent Trustees have also engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Board reviews its structure annually through the Governance Committee. In developing its structure, the Board has considered that all shareholders of the Trust are variable life insurance or variable annuity clients of Pacific Life and PL&A. The Board has also determined that having a Chairman of the Board who is an Independent Trustee and the function and composition of the Policy, Audit and Governance Committees are appropriate means to provide effective oversight on behalf of the Trust’s shareholders.

Board Oversight of Risk Management. As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. The full Board receives reports from the Adviser and Managers as to investment risks as well as other risks that may also be discussed in Policy or Audit Committee meetings. In addition, the Board receives reports from the Adviser’s Risk Oversight Committee regarding its assessments of potential material risks associated with the Trust and the manner in which those risks are addressed. Because risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways. For example, the Board and its committees periodically receive reports and/or updates from Pacific Life as to Pacific Life’s enterprise risk management and from the Adviser on investment risk management. The Board and its committees also receive periodic reports as to how the Adviser conducts service provider oversight and how it monitors for other risks, such as derivatives risk, business continuity risks and risks that might be present with individual Managers or specific investment strategies. The Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks. The Audit Committee also meets regularly with the Treasurer, and the Trust’s independent registered public accounting firm and, when appropriate, with other Pacific Life personnel to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills. The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as a Trustee of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust and have demonstrated a commitment to discharging oversight duties as trustees in the interests of shareholders. The Trust’s Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board and its committees is reviewed. In conducting its annual self-assessment, the Governance Committee has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

In addition to the information provided in the charts above, including in particular the many years of mutual fund experience on the Board of the Trust and Pacific Funds Series Trust, certain additional information regarding the Trustees and their Trustee Attributes is provided below. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity and work ethic, along with the ability to work together, to communicate effectively, to exercise judgment and ask incisive questions, and commitment to shareholder interests.

Ms. Caruso has executive experience from her former positions as President and Chief Executive Officer of Zurich Life, Chairman, President and Chief Executive Officer of Scudder Canada Investor Services, Ltd. and Managing Director of Scudder Kemper Investments. Ms. Caruso also has prior insurance company board experience, having previously served as a director of LandAmerica Financial Group, Inc. (an insurance company) and on the board of directors of the Illinois Life Insurance Council as well as prior insurance fund and mutual fund board experience. Ms. Caruso is a former member of the Board of Governors of the Investment Company Institute and former member of the Governing Council of the Independent Directors Council. Ms. Caruso also currently serves as a trustee and Chair of the Board of the Matthews Asia Funds (a series of mutual funds).

Mr. Iseman has significant investment management and executive experience from his former positions as Chief Executive Officer of Scout Investments and President of Scout Funds (a series of mutual funds now known as the Carillon Series Trust). Mr. Iseman is currently a member of the Board of Governors of the Investment Company Institute and of the Governing Council of the Independent

54

Directors Council of the Investment Company Institute. Mr. Iseman has investment company board experience, having previously served as an interested trustee for the Scout Funds and also currently serves as a trustee of the Tortoise Capital Series Trust.

Mr. Keller has financial accounting experience as a Certified Public Accountant and was a former Audit Partner at PricewaterhouseCoopers LLP with over 30 years of experience in the mutual fund industry. Mr. Keller also currently serves as a trustee and Chairman of the Board of the FAM Funds (a series of mutual funds).

Ms. Moore has significant legal experience as a former Partner with the law firm of Gibson, Dunn & Crutcher.

Mr. Veerjee has insurance company executive experience as former President of Transamerica Insurance and Investment Group. He also has executive mutual fund and asset management experience as former President of Transamerica Asset Management and as former Chairman and Chief Executive Officer of Transamerica Premier Funds.

Committees. The standing committees of the Board are the Audit Committee, the Policy Committee and the Governance Committee.

The members of the Audit Committee include each Independent Trustee of the Trust. The Audit Committee operates pursuant to a separate charter and is responsible for, among other things, reviewing and recommending to the Board the selection of the Trust’s independent registered public accounting firm, reviewing the scope of the proposed audits of the Trust and the accounting and financial controls of the Trust and the results of the annual audits of the Trust’s financial statements, interacting with the Trust’s independent registered public accounting firm on behalf of the full Board, assisting the Board in its oversight of the Trust’s compliance with legal and regulatory requirements, and receiving reports from the Chief Compliance Officer. Mr. Keller serves as Chairman of the Audit Committee. The Board has determined that Mr. Keller is an “audit committee financial expert” as such term is defined in the applicable regulations. The Audit Committee met [__] times during the fiscal year ended December 31, 2025.

Pursuant to its charter, the Audit Committee also serves as the Qualified Legal Compliance Committee for the Trust for purposes of Section 307 of the Sarbanes Oxley Act (“SOX”), regarding standards of professional conduct for attorneys appearing and practicing before the SEC on behalf of an issuer (“Reporting Attorney”). A Reporting Attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report the matter to the Qualified Legal Compliance Committee as an alternative to the reporting requirements of SOX (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The Qualified Legal Compliance Committee must take appropriate steps to respond to any reports received from a Reporting Attorney. The Qualified Legal Compliance Committee meets as necessary during the year. The Qualified Legal Compliance Committee met [__] times during the fiscal year ended December 31, 2025.

The members of the Policy Committee include each Independent Trustee of the Trust. The Policy Committee operates pursuant to a separate charter and its primary responsibility is to act as a general oversight committee of the Board and to provide a forum for the Independent Trustees to meet and deliberate on certain matters to be presented to the Board for its review and/or consideration for approval at Board meetings. The Policy Committee also reviews and deliberates on the annual Section 15(c) materials received in connection with the renewal of the investment advisory, investment sub-advisory and distribution agreements, as well as the determination of the independence of the independent legal counsel to the Independent Trustees. Mr. Veerjee serves as Chairman of the Policy Committee. The Policy Committee met [__] times during the fiscal year ended December 31, 2025.

The members of the Governance Committee include each Independent Trustee of the Trust. The Governance Committee operates pursuant to a separate charter and is responsible for, among other things, the Trustees’ “self-assessment,” making recommendations to the Board concerning the size and composition of the Board and its committees and the effectiveness of the Board’s committee structure, determining compensation of the Independent Trustees, establishing an Independent Trustee retirement policy and the screening and nomination of new candidates to serve as Trustees. With respect to new Trustee candidates, the Governance Committee may seek referrals from a variety of sources and may engage a search firm to assist it in identifying or evaluating potential candidates. The Governance Committee will consider any candidate for Trustee recommended by a current shareholder if such recommendation contains sufficient background information concerning the candidate to enable the Governance Committee to make a proper judgment as to the candidate’s qualifications. The recommendation must be submitted in writing and addressed to the Governance Committee Chairperson at the Trust’s offices: Pacific Select Fund Governance Committee, c/o Pacific Life Fund Advisors LLC, 700 Newport Center Drive, Newport Beach, CA 92660, Attention: Governance Committee Chairperson. Ms. Moore serves as Chairperson of the Governance Committee. The Governance Committee met [__] time during the fiscal year ended December 31, 2025.

Deferred Compensation Plan. Pursuant to the Pacific Select Fund Trustees’ Deferred Compensation Plan (the “Deferred Compensation Plan”), an Independent Trustee has the option to elect to defer part or all of his or her compensation payable by the Trust (or any other entity considered a “single employer” under the Code), and such amount is placed into a deferral account. Amounts in the deferral account are obligations of the Fund Complex that are payable in accordance with the Deferred Compensation Plan.

An Independent Trustee who defers compensation pursuant to the Deferred Compensation Plan has the option to select one or more credit rate options for his or her deferred account that track the total return of certain Funds and share classes of the Fund Complex (without a sales load). Accordingly, the market value appreciation or depreciation of a Trustee’s deferral account will cause the expenses of Funds of the Fund Complex to increase or decrease due to market fluctuations. Distributions from a Trustee’s deferral account will be paid in accordance with the payout election selected by the Trustee, the terms of the Deferred Compensation Plan and in compliance with the Code.

Management Ownership. As of [April 1, 2026], to the best of the Trust’s knowledge, the Trustees and officers of the Trust as a group owned variable products that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of Class P and Class I of each Fund.

Beneficial Interest of Trustees. None of the Trustees directly own shares of the Trust. The table below shows the dollar range of each Trustee’s interest as of calendar year end December 31, 2025 (unless otherwise noted) (i) in any Fund of the Trust (indirect beneficial interest through ownership of a variable product), and (ii) on an aggregate basis, in all registered investment companies overseen by the Trustee within the “Family of Investment Companies” (the Fund Complex).

55

[To be Updated by Amendment]

Name of Trustee	Dollar Range of Equity Securities in a Fund of the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies[2]
Gale K. Caruso	[__]	[__]
Andrew J. Iseman	[__]	[__]
Paul A. Keller	[__]	[__]
Lucie H. Moore	[__]	[__]
Nooruddin (Rudy) Veerjee	[__]	[__]

[1]	The following (which is not included in the above table) shows the dollar range of an Independent Trustee’s deferred compensation allocations for the Trust as of December 31, 2025, which tracks the performance of certain Funds of the Trust as described in the “Deferred Compensation Plan” section: [__]

[2]	As of December 31, 2025, the “Family of Investment Companies” consisted of the Trust. The following shows the dollar range of an Independent Trustee’s deferred compensation allocations for the Trust as of December 31, 2025: [__]

Compensation. No compensation is paid by the Trust to any of the Trusts’ Officers. The following table shows the compensation paid to the Trust’s Independent Trustees for the most recently completed fiscal year ended December 31, 2025:

[To be Updated by Amendment]

Name	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation from Fund Complex Paid to Trustees [2]
Gale K. Caruso	[__]	N/A	[__]
Andrew J. Iseman	[__]	N/A	[__]
Paul A. Keller	[__]	N/A	[__]
Lucie H. Moore	[__]	N/A	[__]
Nooruddin (Rudy) Veerjee	[__]	N/A	[__]
	[__]	N/A	[__]

[1]	Includes compensation deferred by Paul A. Keller of [__] pursuant to the Deferred Compensation Plan.

[2]	The “Fund Complex” consisted of the Trust, with compensation paid by the Trust for its fiscal year ended December 31, 2025. These amounts exclude deferred compensation, if any, because such amounts were not paid during the relevant periods.

Investment Adviser

Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”), a Delaware limited liability company and a wholly-owned subsidiary of Pacific Life, serves as investment adviser to the Trust pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust and PLFA. The original advisory agreement for the Trust was entered into between Pacific Life and the Trust and was approved by the then-existing Board of Trustees, including a majority of the Independent Trustees who were not parties to that Advisory Agreement, at a Board meeting held on July 21, 1987, and by the shareholders of the Trust at a Meeting of Shareholders held on October 28, 1988. The Advisory Agreement (as amended and restated in 2005) was subsequently transferred from Pacific Life to PLFA in 2007.

PLFA is responsible for overseeing the investment program for the Trust. PLFA also furnishes to the Board of Trustees, which has responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund. Under the terms of the Advisory Agreement, PLFA is obligated to manage the Trust’s Funds in accordance with applicable laws and regulations. PLFA is located at 700 Newport Center Drive, Newport Beach, California 92660. See the “Information About the Managers” section for additional information regarding PLFA.

The Advisory Agreement will continue in effect until December 31, 2025, and from year to year thereafter, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees, and (ii) a majority of the Independent Trustees who are not parties to such Advisory Agreement. The Advisory Agreement and each sub-advisory agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days written notice by any party to the Advisory Agreement or sub-advisory agreement, respectively, and each agreement will terminate automatically if assigned.

Pacific Life is a Nebraska domiciled life insurance company that provides life insurance products, individual annuities and mutual funds and offers to individuals, businesses, and pension plans a variety of investment products and services in all states except New York. Pacific Life & Annuity Company (“PL&A”), a subsidiary of Pacific Life, is a life insurance company licensed to issue individual life insurance and annuity products in the state of New York. PL&A is an Arizona domiciled life insurance company and a subsidiary of Pacific Life.

Pacific Life was established on January 2, 1868 under the name “Pacific Mutual Life Insurance Company of California.” It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 2, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company. Under their respective charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company, consisting

56

principally of the right to vote on the election of the Board of Directors of the mutual holding company and on other matters and certain rights upon liquidation or dissolutions of the mutual holding company.

Investment Advisory Fee Schedules

The Trust pays the Adviser a fee for its services under the Advisory Agreement, as reflected in the table below, based on an annual percentage of the average daily net assets of each Fund (the “investment advisory fee” or “management fee”). Investment advisory fee waivers listed below are in effect through [April 30, 2027] (unless otherwise noted) and there is no assurance that the Adviser will continue a waiver beyond that date.

[To be Updated by Amendment]

Fund	Investment Advisory Fee	Advisory Fee Waiver
Emerging Markets Debt Portfolio	0.785% on first $1 billion
	0.755% on next $1 billion	0.05%
0.725% on next $2 billion
0.705% on excess
International Small-Cap Portfolio	0.85% on first $1 billion
	0.82% on next $1 billion	0.015%
0.79% on next $2 billion
0.77% on excess
Mid-Cap Value Portfolio	0.70% on first $1 billion	N/A
0.65% on next $1 billion
0.60% on excess
Equity Index Portfolio	0.05% on first $4 billion	N/A
0.03% on excess
Small-Cap Index Portfolio	0.30% on first $4 billion	N/A
0.28% on excess
Small-Cap Equity Portfolio	0.75% on first $1 billion	0.10%
Small-Cap Value Portfolio	0.72% on next $1 billion	0.17%
0.69% on next $2 billion
0.67% on excess
PD Large-Cap Growth Index Portfolio	0.14% on first $300 million	N/A
PD Large-Cap Value Index Portfolio	0.12% on excess	N/A
PD Mid-Cap Index Portfolio		N/A
PD Small-Cap Growth Index Portfolio		N/A
PD Small-Cap Value Index Portfolio		N/A
Large-Cap Value Portfolio	0.65% on first $100 million	N/A
0.61% on next $900 million
0.58% on next $3 billion
0.56% on excess
Health Sciences Portfolio	0.90% on first $1 billion	N/A
Technology Portfolio	0.87% on next $1 billion	0.11%
0.84% on next $2 billion
0.82% on excess
PD Emerging Markets Index Portfolio	0.60% on first $50 million	0.44% on first $50 million 0.18% on excess

0.35% on excess
PD International Large-Cap Index Portfolio	0.25% on first $100 million	0.10% on first $100 million 0.05% on excess

57

0.20% on excess
Value Portfolio	0.75% on first $100 million	0.085%
Focused Growth Portfolio	0.71% on next $900 million	N/A
Large-Cap Growth Portfolio	0.68% on next $3 billion	0.08%
0.66% on excess
Value Advantage Portfolio	0.66% on first $4 billion	0.02%
0.64% on excess
International Value Portfolio	0.65% on first $4 billion	N/A
0.63% on excess
International Large-Cap Portfolio	0.85% on first $100 million	0.03%
0.77% on next $900 million
0.75% on next $3 billion
0.73% on excess
Growth Portfolio	0.55% on first $4 billion	N/A
0.53% on excess
Small-Cap Growth Portfolio	0.60% on first $4 billion	N/A
0.58% on excess
Mid-Cap Growth Portfolio	0.70% on first $4 billion	0.05%
0.68% on excess
Real Estate Portfolio	0.90% on first $100 million	0.09%
0.82% on next $900 million
0.80% on next $3 billion
0.78% on excess
Large-Cap Core Portfolio	0.45% on first $4 billion	N/A
0.43% on excess
Emerging Markets Portfolio	0.80% on first $4 billion	0.03%
0.78% on excess
Floating Rate Income Portfolio	0.65% on first $1 billion	N/A
0.62% on next $1 billion
0.59% on next $2 billion
0.57% on excess
Core Income Portfolio	0.50% on first $4 billion	N/A
0.48% on excess
Diversified Bond Portfolio	0.40% on first $4 billion	N/A
High Yield Bond Portfolio	0.38% on excess	N/A
Inflation Managed Portfolio		N/A
Intermediate Bond Portfolio		N/A
Total Return Portfolio		N/A
Short Duration Bond Portfolio		N/A
PSF Avantis Balanced Allocation Portfolio	0.20%	N/A
Pacific Dynamix — Conservative Growth Portfolio		N/A
Pacific Dynamix — Moderate Growth Portfolio		N/A
Pacific Dynamix — Growth Portfolio		N/A
Pacific Dynamix — Aggressive Growth Portfolio		N/A

58

Portfolio Optimization Conservative Portfolio	0.10%	N/A
Portfolio Optimization Moderate-Conservative Portfolio		N/A
Portfolio Optimization Moderate Portfolio		N/A
Portfolio Optimization Growth Portfolio		N/A
Portfolio Optimization Aggressive-Growth Portfolio		N/A
PD 1-3 Year Corporate Bond Portfolio	0.20% on first $50 million	N/A
	0.19% on next $50 million
	0.14% on excess
PD Aggregate Bond Index Portfolio	0.16% on first $50 million	N/A
	0.15% on next $50 million
	0.14% on excess
PD High Yield Bond Market Portfolio	0.35% on first $50 million	N/A
	0.22% on next $50 million
	0.14% on excess
Dividend Growth Portfolio	0.70% on first $100 million	0.03%
	0.66% on next $900 million
	0.63% on next $3 billion
	0.61% on excess
ESG Diversified Portfolio	0.20%	N/A
ESG Diversified Growth Portfolio		N/A
Hedged Equity Portfolio	0.60%	N/A
International Growth Portfolio	0.85% on first $100 million	N/A
	0.75% on next $100 million
	0.70% on next $300 million
	0.65% on excess
Bond Plus Portfolio	0.45%	0.05%
International Equity Plus Bond Alpha Portfolio		0.05%
Large-Cap Plus Bond Alpha Portfolio		0.05%
Mid-Cap Plus Bond Alpha Portfolio		0.05%
QQQ Plus Bond Alpha Portfolio		0.09%
Small-Cap Plus Bond Alpha Portfolio		0.05%
Capital Appreciation Portfolio	0.80%	0.11%

Investment Advisory Fees Paid or Owed

The chart below reflects the net investment advisory fees paid or owed (i.e., after any advisory fee waivers) to PLFA from the Funds that have commenced operations as listed below, including the net investment advisory fees paid or owed to any sub-advisers by PLFA, for the three most recent fiscal years ended:

[To be Updated by Amendment]

Fund	12/31/25			12/31/24		12/31/23
Bond Plus Portfolio[1]	$	[__]	[2]	$66,364	[2]	N/A
Capital Appreciation Portfolio	$	[__]	[3]	N/A		N/A
Core Income Portfolio	$	[__]		$3,150,194		$3,992,772
Diversified Bond Portfolio	$	[__]		$9,348,235		$8,549,325
Dividend Growth Portfolio	$	[__]	[4]	$4,531,841	[4]	$7,699,818	[4]
Emerging Markets Debt Portfolio	$	[__]	[5]	$1,858,709	[5]	$1,492,367	[5]
Emerging Markets Portfolio [6]	$	[__]	[7]	$5,172,920		$5,817,379
Equity Index Portfolio	$	[__]		$2,342,244		$2,019,599

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ESG Diversified Portfolio	$	[__]		$70,189		$50,636
ESG Diversified Growth Portfolio	$	[__]		$36,201		$26,254
Floating Rate Income Portfolio	$	[__]		$2,030,952		$2,483,471
Focused Growth Portfolio	$	[__]		$6,417,187		$6,698,983
Growth Portfolio	$	[__]		$9,072,851		$7,405,980
Health Sciences Portfolio	$	[__]		$3,702,572		$3,607,683
Hedged Equity Portfolio	$	[__]		$2,137,528		$1,206,516
High Yield Bond Portfolio	$	[__]		$2,539,748		$2,697,929
Inflation Managed Portfolio	$	[__]		$1,485,340		$2,193,342
Intermediate Bond Portfolio	$	[__]		$3,709,673		$5,194,417
International Equity Plus Bond Alpha Portfolio[1]	$	[__]	[8]	$79,887	[8]	N/A
International Growth Portfolio	$	[__]		$6,069,018		$5,078,437
International Large-Cap Portfolio	$	[__]	[9]	$9,271,665	[9]	$7,392,370	[9]
International Small-Cap Portfolio	$	[__]	[10]	$1,414,872	[10]	$1,959,333	[10]
International Value Portfolio	$	[__]		$6,134,133		$5,845,523
Large-Cap Core Portfolio	$	[__]		$11,037,205		$6,572,222
Large-Cap Growth Portfolio	$	[__]	[11]	$10,541,946	[11]	$6,693,222	[11]
Large-Cap Plus Bond Alpha Portfolio[1]	$	[__]	[12]	$244,688	[12]	N/A
Large-Cap Value Portfolio [13]	$	[__]		$8,293,891		$7,069,191
Mid-Cap Growth Portfolio [14]	$	[__]	[15]	$6,479,094	[15]	$5,197,355	[15]
Mid-Cap Plus Bond Alpha Portfolio	$	[__]	[16]	$2,624,283	[16]	$3,618,222	[16]
Mid-Cap Value Portfolio	$	[__]		$2,681,785		$3,543,437
Pacific Dynamix — Conservative Growth Portfolio	$	[__]		$989,396		$1,013,696
Pacific Dynamix — Growth Portfolio	$	[__]		$4,106,855		$3,667,999
Pacific Dynamix — Moderate Growth Portfolio	$	[__]		$5,127,944		$4,884,564
Pacific Dynamix — Aggressive Growth Portfolio[17]	$	[__]		$5,871		N/A
PD 1-3 Year Corporate Bond Portfolio	$	[__]		$231,640		$537,622
PD Aggregate Bond Index Portfolio	$	[__]		$1,695,728		$1,630,426
PD Emerging Markets Index Portfolio	$	[__]	[18]	$161,022	[18]	$207,428	[18]
PD High Yield Bond Market Portfolio	$	[__]		$452,395		$459,005
PD International Large-Cap Index Portfolio	$	[__]	[19]	$1,048,435	[19]	$899,246	[19]
PD Large-Cap Growth Index Portfolio	$	[__]		$1,425,605		$1,128,146
PD Large-Cap Value Index Portfolio	$	[__]		$1,386,036		$1,189,460
PD Mid-Cap Index Portfolio	$	[__]		$471,125		$469,177
PD Small-Cap Growth Index Portfolio	$	[__]		$113,307		$98,948
PD Small-Cap Value Index Portfolio	$	[__]		$138,830		$131,604
Portfolio Optimization Aggressive-Growth Portfolio	$	[__]		$1,633,049		$1,563,552
Portfolio Optimization Conservative Portfolio	$	[__]		$1,024,288		$1,118,630
Portfolio Optimization Growth Portfolio	$	[__]		$6,549,481		$6,497,912
Portfolio Optimization Moderate Portfolio	$	[__]		$6,956,495		$7,003,440
Portfolio Optimization Moderate-Conservative Portfolio	$	[__]		$1,526,818		$1,602,920
PSF Avantis Balanced Allocation Portfolio	$	[__]	[20]	$463,668	[20]	$457,710	[20]
QQQ Plus Bond Alpha Portfolio[1]	$	[__]	[21]	$65,990	[21]	N/A
Real Estate Portfolio	$	[__]	[22]	$2,689,567	[22]	$2,843,881	[22]
Short Duration Bond Portfolio	$	[__]		$4,496,651		$7,272,406
Small-Cap Equity Portfolio	$	[__]	[23]	$1,642,875	[23]	$1,548,460	[23]
Small-Cap Growth Portfolio [24]	$	[__]		$2,221,807		$1,641,924
Small-Cap Index Portfolio	$	[__]		$2,245,742		$1,934,102
Small-Cap Plus Bond Alpha Portfolio[1]	$	[__]	[25]	$38,147	[25]	N/A
Small-Cap Value Portfolio [26]	$	[__]	[27]	$1,909,741	[27]	$2,338,622

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Technology Portfolio [28]	$	[__]	[29]	$3,060,713	[29]	$2,271,207
Total Return Portfolio	$	[__]	[30]	$8,199,014	[30]	$8,899,591	[30]
Value Portfolio [31]	$	[__]	[32]	$5,688,188	[32]	$6,103,886	[32]
Value Advantage Portfolio	$	[__]	[33]	$6,177,918	[33]	$5,081,671

[1]	Bond Plus Portfolio, International Equity Plus Bond Alpha Portfolio, Large-Cap Plus Bond Alpha Portfolio and Small-Cap Plus Bond Alpha Portfolio commenced operations on October 31, 2024 and QQQ Plus Bond Alpha Portfolio commenced operations on October 15, 2024. As such, there are no investment advisory fees paid or owed prior to those dates.

[2]	The amount shown is net of an advisory fee waiver of $[__] and $8,296 by PLFA in fiscal year 2025 and 2024, respectively.

[3]	The amount shown is net of an advisory fee waiver of $[__] by PLFA in fiscal year 2025. The Capital Appreciation Portfolio commenced operations on October 31, 2025 and thus there are no investment advisory fees paid or owed prior to that date.

[4]	The amounts shown are net of an advisory fee waiver of $[__], $213,897 and $368,238 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[5]	The amounts shown are net of an advisory fee waiver of $[__], $126,442 and $101,522 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[6]	Goldman Sachs Asset Management became the sub-adviser of the Emerging Markets Portfolio on May 1, 2025. Invesco Advisers, Inc. served as sub-adviser prior to that date.

[7]	The amount shown is net of an advisory fee waiver of $[__] by PLFA in fiscal year 2025.

[8]	The amount shown is net of an advisory fee waiver of $[__] and $9,986 by PLFA in fiscal year 2025 and 2024, respectively.

[9]	The amounts shown are net of an advisory fee waiver of $[__], $374,679 and $296,657 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[10]	The amounts shown are net of an advisory fee waiver of $[__], $25,417 and $35,198 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[11]	The amounts shown are net of an advisory fee waiver of $[__], $1,360,264 and $734,666 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[12]	The amount shown is net of an advisory fee waiver of $[__] and $30,587 by PLFA in fiscal year 2025 and 2024, respectively.

[13]	[ ] became the sub-adviser of the Large-Cap Value Portfolio on May 1, 2026. ClearBridge Investments, LLC served as sub-adviser prior to that date.

[14]	Federated MDTA LLC became the sub-adviser of the Mid-Cap Growth Portfolio on May 1, 2025. Delaware Investments Fund Advisers served as sub-adviser prior to that date.

[15]	The amounts shown are net of an advisory fee waiver of $[__], $239,967 and $192,494 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[16]	The amounts shown are net of an advisory fee waiver of $[__], $1,031,737 and $191,745 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[17]	Pacific Dynamix – Aggressive Growth Portfolio commenced operations on April 30, 2024. As such, there are no investment advisory fees paid or owed prior to that date.

[18]	The amounts shown are net of an advisory fee waiver of $[__], $305,788 and $354,923 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[19]	The amounts shown are net of an advisory fee waiver of $[__], $399,478 and $349,749 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[20]	The amounts shown are net of an advisory fee waiver of $[__], $198,715 and $196,162 by PLFA in fiscal years 2025, 2024 and 2023, respectively. The advisory fee waiver agreement for the PSF Avantis Balanced Allocation Portfolio terminated on April 30, 2025.

[21]	The amount shown is net of an advisory fee waiver of $[__] and $16,498 by PLFA in fiscal year 2025 and 2024, respectively.

[22]	The amounts shown are net of an advisory fee waiver of $[__], $321,728 and $340,752 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[23]	The amounts shown are net of an advisory fee waiver of $[__], $252,752 and $238,224 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[24]	Goldman Sachs Asset Management became the sub-adviser of the Small-Cap Growth Portfolio on November 1, 2025. MFS Investment Management served as sub-adviser prior to that date.

[25]	The amount shown is net of an advisory fee waiver of $[__] and $4,769 by PLFA in fiscal year 2025 and 2024, respectively.

[26]	American Century Investment Management, Inc., through its division Avantis Investors, became the sub-adviser of the Small-Cap Value Portfolio on May 1, 2024. AllianceBernstein L.P. served as sub-adviser prior to that date.

[27]	The amount shown is net of an advisory fee waiver of $[__] and $360,488 by PLFA in fiscal year 2025 and 2024, respectively.

[28]	FIAM LLC became the sub-adviser of the Technology Portfolio on May 1, 2024. MFS Investment Management served as the sub-adviser prior to that date.

[29]	The amount shown is net of an advisory fee waiver of $[__] and $286,002 by PLFA in fiscal year 2025 and 2024, respectively.

[30]	The amounts shown are net of an advisory fee waiver of $[__], $319,442 and $346,737 by PLFA in fiscal years 2025, 2024 and 2023, respectively. The advisory fee waiver for the Total Return Portfolio terminated on April 30, 2025.

[31]	Putnam Investment Management, LLC became the sub-adviser of the Value Portfolio on November 1, 2024. American Century Investment Management, Inc. served as the sub-adviser prior to that date.

[32]	The amounts shown are net of an advisory fee waiver of $[__], $684,834 and $716,257 by PLFA in fiscal years 2025, 2024 and 2023, respectively.

[33]	The amount shown is net of an advisory fee waiver of $[__] and $193,060 by PLFA in fiscal year 2025 and 2024, respectively.

For Funds with a management fee waiver agreement in place, there is no guarantee that PLFA will continue such waiver after the expiration date of the fee waiver agreement referenced therein. Unless otherwise noted, each fee waiver agreement automatically renews annually for a successive one-year term unless PLFA provides at least 30 days written notice of the termination of the agreement prior to beginning of the next applicable one-year term. A fee waiver agreement may also be terminated by the Trust upon 90 days written notice to PLFA. In addition, effective November 1, 2025, for the purpose of calculating the sub-advisory fees for the Capital Appreciation Portfolio, Dividend Growth Portfolio and Short-Duration Bond Portfolio, the sub-adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the listed funds.

All Funds (except the [ESG Portfolios,] Portfolio Optimization Portfolios, Pacific Dynamix Portfolios and Pacific Dynamix Underlying Funds): To help limit expenses, PLFA has agreed to reimburse each Fund for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average net assets through April 30, 2027. These operating expenses include but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax and certain legal services; preparation, printing, filing, and distribution to existing shareholders of prospectuses, shareholder reports and other regulatory documents, as applicable; Independent Trustees’ fees and expenses; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees, if any; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the Trust’s Independent Trustees. Any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Funds, but not above the expense cap. There can be no assurance that the expense limitation agreement will be continued beyond April 30, 2027. Unless

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otherwise noted, the expense limitation agreement automatically renews annually for a successive one-year term unless PLFA provides at least 10 days written notice of the termination of the agreement prior to beginning of the next applicable one-year term. The expense limitation agreement may also be terminated by the Trust upon approval of the Board and prior written notice to PLFA.

Pacific Dynamix Portfolios: To help limit expenses, PLFA has agreed to reimburse each Pacific Dynamix Portfolio to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportional share of fees and expenses in the Pacific Dynamix Underlying Funds that exceed an annual rate of 0.59% for Class I shares and 0.39% for Class P shares of a Fund’s average net assets through [April 30, 2027]. Any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Funds, but not above the expense cap. There can be no assurance that the expense limitation agreement will be continued beyond April 30, 2027 for the Pacific Dynamix Portfolios.

For the last three fiscal years ended December 31, PLFA reimbursed and/or recouped the following amounts from the following Funds:

[To be Updated by Amendment]

	Investment Adviser Expense Reimbursements				Investment Adviser Recoupment
Fund	12/31/25		12/31/24	12/31/23	12/31/25		12/31/24	12/31/23
Bond Plus Portfolio	$	[__]	$34,478	$—	$	[__]	$—	$—
[ESG Diversified Portfolio]	$	[__]	$11,583	$36,756	$	[__]	$—	$—
[ESG Diversified Growth Portfolio ]	$	[__]	$34,478	$46,398	$	[__]	$—	$—
Hedged Equity Portfolio	$	[__]	$—	$—	$	[__]	$25,517	$56,204
International Equity Plus Bond Alpha Portfolio	$	[__]	$26,705	$—	$	[__]	$—	$—
Large-Cap Plus Bond Alpha Portfolio	$	[__]	$455	$—	$	[__]	$—	$—
Pacific Dynamix — Aggressive Growth Portfolio	$	[__]	$44,440	$—	$	[__]	$—	$—
Pacific Dynamix — Conservative Growth Portfolio	$	[__]	$257,456	$221,787	$	[__]	$—	$—
Pacific Dynamix — Growth Portfolio	$	[__]	$972,138	$697,254	$	[__]	$—	$—
Pacific Dynamix — Moderate Growth Portfolio	$	[__]	$1,044,568	$789,246	$	[__]	$—	$—
QQQ Plus Bond Alpha Portfolio	$	[__]	$15,501	$—	$	[__]	$—	$—
Small-Cap Plus Bond Alpha Portfolio	$	[__]	$25,692	$—	$	[__]	$—	$—

Other Expenses of the Trust

The Trust bears all costs of its operations. These costs may include expenses for custody, audit and tax fees, fees and expenses of Officers and Trustees, organizational expenses, accounting expenses, administrative services, brokerage expenses, expenses of administrators, transfer agents, pricing agents and other service providers, the expenses of calculating the Trust’s net asset value, recordkeeping expenses, expenses of transitioning to new Managers, and other expenses of its operations, and may, if applicable, include extraordinary expenses such as expenses for special consultants or legal expenses.

The Trust is also responsible for bearing the expense of various matters, including, among other things, the expense of registering and qualifying the Trust and its shares on state and federal levels, legal and accounting services, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to shareholders. Certain fund expenses directly attributable to a particular Fund are charged to that Fund (such as portfolio-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

Prior to January 1, 2025, the Trust, Pacific Life and PLFA were parties to an agreement for administration and support services (the “Support Services Agreement”) pursuant to which Pacific Life and/or PLFA provided support services such as those described above, including legal, compliance, accounting, tax, chief compliance officer services, and administrative services. The Trust paid or owed to Pacific Life and/or PLFA $5,415,000 during the 2024 fiscal year, representing 0.009%, of the Trust’s average daily net assets for its services under the Support Services Agreement. The Trust paid or owed to Pacific Life and/or PLFA $4,785,100 during the 2023 fiscal year, representing 0.008% of the Trust’s average daily net assets pursuant to the Support Services Agreement.

Effective January 1, 2025, the Support Services Agreement was terminated and replaced with an Administration Agreement (the “Administration Agreement”) entered into between the Trust, PLFA and Pacific Life. Pursuant to the Administration Agreement, PLFA and/or Pacific Life provide the Trust with certain administrative services, which include, but are not limited to, the following: (i) expenses of registering and qualifying the Trust with the SEC and with any necessary state or other governmental entities; (ii) expenses of providing accounting, tax, operational, compliance and legal services to the Trust; (iii) expenses of maintaining the Trust’s legal existence; (iv) expenses of holding shareholder meetings; (v) expenses of preparing, printing, filing, and distributing to existing shareholders required documentation such as proxies, information statements, prospectuses, and shareholder reports; (vi) expenses of preparing, printing and filing reports and other documents as may be required by applicable law and regulations; (vii) expenses of establishing, overseeing, and administering the Trust’s regulatory compliance program in accordance with Rule 38a-1 under the 1940 Act (the “38a-1 Program”) or other applicable laws and regulations including, but not limited to, the expense of the Trust’s Chief Compliance Officer (“CCO”) and compliance personnel to implement and support the 38a-1 Program; (viii) expenses of registering

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PLFA as a commodity pool operator with the CFTC on behalf of certain Funds of the Trust and making such filings and reports, and performing such compliance activity, as may be necessary or advisable under the Commodity Exchange Act or the rules thereunder; (ix) expenses of providing support and coordination in connection with the provision of services to the Trust by outside counsel, accountants, custodian, auditor, securities lending agent, and consultants, or such other vendors that provide administrative services to the Trust; (x) expenses of complying with new or changed securities laws, commodity laws, and other laws, rules and regulations that may affect the Trust; and (xi) expenses of such administrative services and other activities as may be necessary, advisable or required for the operation of the Trust which are not included in, part of, or subject to, the Trust’s Advisory Agreement or any other Trust agreements.

Pursuant to the Administration Agreement, [the ESG Portfolios,] the Pacific Dynamix Portfolios, the Portfolio Optimization Portfolios and the PSF Avantis Balanced Allocation Portfolios (collectively, the “Funds of Funds”) pay to Pacific Life and/or PLFA an annual rate of 0.0075% of their average daily net assets, and all other Funds of the Trust pay to Pacific Life and/or PLFA an annual rate of 0.0175% of their average daily net assets. Pacific Life and PLFA have contractually agreed to a waiver of their fees owed under the Administration Agreement of 0.00075% for the Funds of Funds and 0.0015% for all other Funds for fiscal year 2025, a waiver of 0.00025% for the Funds of Funds and 0.001% for all other Funds for fiscal year 2026, and a waiver of 0.0001% for the Funds of Funds and 0.0005% for all other Funds for fiscal year 2027.

For the 2025 fiscal year, the Trust paid or owed to Pacific Life and/or PLFA the net amount of $[ ], representing [ ]%, of the Trust’s average daily net assets for its services under the Administration Agreement. This amount reflects a waiver of $[ ] as discussed in the above paragraph.

Service Plan. The Trust has adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of the Fund. The Service Plan is not adopted as a distribution or “12b-1 plan” in accordance with Rule 12b-1 under the 1940 Act. Class P shares do not have a Service Plan. For the fiscal year ended December 31, 2025, the Trust paid $[__] in aggregate to the Distributor pursuant to the Service Plan for Class I shares.

Under the Class I Service Plan, the service fees may be used by the Distributor to provide or procure service activities related to the variable annuity contract and variable life insurance policy owners (“Contract Owners”) of the participating insurers who use the Trust as the underlying investment Trust for their contracts (“Variable Accounts”), for services related to the Trust and its Funds. These services may include, but are not limited to (i) providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust, including support relating to dollar cost averaging, asset allocation, portfolio rebalancing, and pre-authorized purchase and redemption orders and enhancing processing, technology, providing support for accepting or executing transfer instructions and electronic capability regarding the same insofar as it effects the Trust and its Funds; (ii) answering shareholder and Contract Owner questions regarding the Trust, its Funds, its Managers and/or other service providers; (iii) researching and providing historical Variable Account activity related to the Trust for Variable Accounts requesting it; (iv) responding to inquiries regarding the Prospectuses, including this SAI, and supplements thereto, reports, notices, proxies and proxy statements and other information regarding the Trust; (v) payment of compensation to broker/dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of the above services; (vi) overhead and other expenses of the Distributor related to service activities, including but not limited to, telephone and other communications expenses, including broker/dealer communication expenses, and website maintenance expenses; and (vii) provision of other services deemed appropriate by the Distributor. Service fees may also be spent on obligations relating to shareholder and Contract Owner servicing that arose prior to the effective date of the Service Plan.

These amounts are intended to be treated as service fees under the applicable rule of the Financial Industry Regulatory Authority (“FINRA”) regarding asset-based sales charges for investment companies.

The Service Plan is of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.

Many of the Distributor’s servicing efforts involve the Trust as a whole, so that fees paid by the Funds may indirectly support servicing efforts relating to other Funds.

The Service Plan will continue in effect with respect to a Fund for successive one-year periods, provided that each such continuance is specifically approved by the vote of a majority of the Trustees, including the Independent Trustees. If the Service Plan is terminated (or not renewed) with respect to one or more Fund, it may continue in effect with respect to any Fund as to which it has not been terminated (or has been renewed).

Class D 12b-1 Distribution & Service Plan (terminated): Prior to December 31, 2024, the Trust had in effect a distribution and service plan (the “Class D D&S Plan”) for Class D shares in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund that offered Class D shares charge a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class.

The 0.05% distribution fee was removed from the Class D D&S Plan on December 31, 2024, resulting in a 0.20% service fee only for Class D shares from January 1, 2025 until the Class D shares were redesignated as Class I shares on May 1, 2025, which resulted in the termination of the Class D D&S Plan. While it was in existence during the fiscal year ended December 31, 2025, the Trust paid $[__] in aggregate to the Distributor pursuant to the service fee charged to Class D shares under the Class D D&S Plan.

Securities Lending Program. The Trust’s securities lending program began operations on May 1, 2025. As such, for the fiscal year ended December 31, 2025,the gross income from securities lending activities (including income from cash collateral reinvestments), the fees and/or compensation paid to the Securities Lending Agent, and the resulting net income from securities lending activities on a per Fund basis were as follows:

[To be Updated by Amendment]

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Gross income from securities lending activities (including income from cash collateral reinvestment):	[Fund name]	[Fund name]	[Fund name]
Fees and/or compensation for securities lending activities and related services:
Fees paid to the Securities Lending Agent from a revenue split	$
[Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split]	$
[Administrative fees not included in the revenue split ]	$
[Indemnification fee not included in revenue split ]	$
[Rebates (paid to borrower) ]	$
[Other fees not included in revenue split ]	$
Aggregate fees/compensation for securities lending activities:	$
Net income from securities lending activities:	$

INFORMATION ABOUT THE MANAGERS

Management Firms

PLFA serves as investment adviser and directly manages the [ESG Portfolios,] PSF Avantis Balanced Allocation Portfolio, Portfolio Optimization Portfolios, Pacific Dynamix Portfolios and PBA Portfolios. PLFA takes on the entrepreneurial risks associated with the launch of each new Fund and its ongoing operations. In addition, PLFA supports the Board oversight process by, among other things, acting on Board instructions relating to the Funds and providing reports and other information requested by the Board from time to time.

Each sub-adviser has entered into a sub-advisory agreement with the Trust and the Adviser. Each sub-adviser provides investment advisory services to the applicable Fund. With respect to the sub-advised Funds, PLFA has the ultimate responsibility in overseeing and monitoring the services provided by the sub-advisers. PLFA evaluates the performance of each sub-adviser and the sub-adviser’s execution of a Fund’s investment strategies, as well as the sub-adviser’s adherence to the Fund’s investment objectives and policies. PLFA conducts risk analysis and performance attribution to analyze a Fund’s performance and risk profile and works with a sub-adviser to implement changes to a Fund’s strategies when appropriate. PLFA’s analysis and oversight of a sub-adviser may result in PLFA’s recommendation to the Board of Trustees that a sub-adviser be terminated or replaced.

PLFA also conducts ongoing due diligence on sub-advisers involving onsite visits, in-person meetings and/or telephonic meetings, including due diligence of each sub-adviser’s written compliance policies and procedures and assessments of each sub-adviser’s compliance program and code of ethics. PLFA also provides services related to, among others, the valuation of Fund securities, risk management, transition management and oversight of trade execution and brokerage services.

PLFA also conducts searches for new sub-advisers for new Funds or to replace existing sub-advisers when appropriate and coordinates the on-boarding process for new sub-advisers, including establishing trading accounts to enable the sub-adviser to begin managing Fund assets. Additionally, in the event that a sub-adviser was to become unable to manage a Fund, PLFA has implemented plans to provide for the continued management of the Fund’s portfolio. PLFA oversees and implements transition management programs when significant changes are made to a Fund, including when a sub-adviser is replaced or when there are large purchases or withdrawals, to seek to reduce transaction costs for a Fund. PLFA also monitors and regulates large purchase and redemption orders to minimize potentially adverse effects on a Fund.

Certain Funds are managed by multiple sub-advisers. For those Funds, PLFA determines the portion of the Fund to be managed by each sub-adviser and may change the allocation from time to time. PLFA can recommend the addition of a sub-adviser to a Fund when it believes the Fund would benefit from additional investment strategies and sub-advisers.

The information below provides organizational information on each of the Managers, which includes, if applicable, the name of any person(s) who controls the Manager, the basis of the person’s control, and the general nature of the person’s business. It is followed by information regarding the compensation structure, other accounts managed, material conflicts of interests, and beneficial interest of each Manager (including PLFA, as well as sub-subadvisers) of the Trust. Each individual or team member is referred to as a portfolio manager in this section. The Managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or the Managers against one another. Each Manager is a separate entity that may employ different compensation structures, have different management requirements, and be affected by different conflicts of interests.

American Century Investment Management, Inc. (“American Century”)

American Century is a wholly-owned, privately held subsidiary of American Century Companies, Inc. (“ACC”). ACC is a holding company for American Century and the other companies in the American Century Investments Complex. The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention

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of disease. Avantis Investors (“Avantis”) is a division of American Century, and all Avantis Investors portfolio managers are American Century employees.

Aristotle Pacific Capital, LLC (“Aristotle Pacific”)

Aristotle Pacific is a registered investment adviser that actively invests in corporate credit securities on behalf of institutional clients. Aristotle Pacific is a wholly-owned subsidiary of Aristotle Capital Management, LLC, an independent investment management firm.

BlackRock Investment Management, LLC (“BlackRock”)

BlackRock is a registered investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States.

Boston Partners Global Investors, Inc. (“Boston Partners”)

Boston Partners is a registered investment adviser organized in Delaware. Boston Partners is an indirect wholly owned subsidiary of ORIX Corporation, a diversified financial services company based in Japan.

ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial service industry through its subsidiaries.

Federated MDTA LLC (“Federated”)

Federated is a SEC registered investment adviser and a wholly owned subsidiary of Federated Hermes, Inc. (“Federated Hermes”). Federated Advisory Services Company, an affiliate of Federated, provides non-advisory assistance such as security and market data and certain other support services to Federated.

Fidelity Diversifying Solutions LLC (“FDS”)

FDS is a wholly owned subsidiary of FMR LLC, which is the parent company of a group of related companies commonly referred to as “Fidelity Investments” or “Fidelity.” FDS is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and registered with the U.S. Commodity Futures Trading Commission as a commodity pool operator and a commodity trading adviser. FDS is a member of the National Futures Association.

FIAM LLC (“FIAM”)

FIAM is an indirect wholly-owned subsidiary of FMR LLC, which is the parent company of a group of related companies commonly referred to as “Fidelity Investments” or “Fidelity.”

FIAM and Geode Capital Management, LLC (“Geode”)

FIAM serves as sub-adviser, and Geode serves as the sub-subadviser, to certain Funds of the Trust. Geode is neither a subsidiary nor an affiliate of FIAM. Geode is a subsidiary of Geode Capital Holdings LLC.

Franklin Mutual Advisers, LLC (“Franklin”)

Franklin is a wholly owned subsidiary of Franklin Resources Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

Goldman Sachs Asset Management, L.P. (“GSAM”)

GSAM is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc., a publicly held financial holding company and global investment banking, securities and investment management firm, and an affiliate of Goldman Sachs & Co. LLC.

Janus Henderson Investors US LLC (“Janus”)

Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools, private funds, and wrap fee accounts. Janus is an indirect subsidiary of Janus Henderson Group plc (“JHG”), a publicly-traded independent asset management firm, which was formed in May 2017 from the merger between Janus Capital Group Inc. and Henderson Group plc. JHG is a publicly-traded independent asset management firm.

J.P. Morgan Investment Management Inc. (“JPMorgan”)

JPMorgan is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. JPMorgan is a wholly-owned subsidiary of JP Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

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Loomis Sayles is a registered investment adviser and is an indirect subsidiary of Natixis Investment Managers, LLC, which is an indirect subsidiary of Natixis Investment Managers.

MFS Investment Management (“MFS”)

Massachusetts Financial Services Company, doing business as MFS Investment Management, and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO is a majority owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) with a minority interest held by Allianz Asset Management U.S. Holding II LLC, each a Delaware limited liability company, and by certain current and former officers of PIMCO. Allianz Asset Management was organized as a limited liability company under Delaware law in 2000. Allianz Asset Management of America LP merged with Allianz Asset Management, with the latter being the surviving entity, effective January 1, 2023. Following the merger, Allianz Asset Management is PIMCO LLC’s managing member and direct parent entity. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. Allianz SE is a European based, multinational insurance and financial services holding company and a publicly traded German company. The management and operational oversight of Allianz Asset Management is carried out by its Management Board, the sole member of which is currently Tucker J. Fitzpatrick.

Principal Global Investors, LLC (“PGI”)

Principal Global Investors, LLC is a diversified asset management organization and one of the companies which make up the institutional asset-management arm of Principal Financial Group (“The Principal® ”). The Principal is a public company listed on the Nasdaq offering a wide range of financial products and services through a diverse family of financial services companies.

Principal Real Estate Investors, LLC (“Principal REI”)

Principal REI is a diversified asset management organization and an indirect subsidiary of Principal Financial Group (“The Principal® ”). The Principal is a public company listed on the NASDAQ offering a wide range of financial products and services through a diverse family of financial services companies.

Putnam Investment Management, LLC (“Putnam”)

Putnam is a registered investment adviser and a wholly-owned subsidiary of Putnam U.S. Holdings I, LLC, which is a wholly-owned subsidiary of Templeton Worldwide, Inc., which in turn is a wholly-owned subsidiary of Legg Mason, Inc., which is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

SSGA Funds Management, Inc. (“SSGA FM”)

SSGA FM is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. SSGA FM is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSGA FM and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation.

T. Rowe Price Associates, Inc. (“TRPA”) and T. Rowe Price Investment Management, Inc. (“TRPIM”), (collectively, “T. Rowe Price”)

Founded in 1937 by the late Thomas Rowe Price Jr., TRPA is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company with offices all over the world. TRPIM, a wholly owned subsidiary of TRPA, was incorporated in Maryland in 2020. T. Rowe Price and its affiliates manage individual and institutional investor accounts.

Wellington Management Company LLP (“Wellington”)

Wellington is a Delaware limited liability partnership. Wellington is a global asset management firm that provides investment services to financial intermediaries, employee benefit plans, endowments, foundations, and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 90 years. Wellington is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

[New Sub-Adviser (“[__]”)]

[__] is an equity and multi-asset investment manager providing discretionary and non-discretionary advice to institutional clients. [__] is an indirect, wholly-owned subsidiary of [__], a publicly traded financial holding company, engaged in the investment management industry through its subsidiaries.

Compensation Structures and Methods

The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each portfolio manager as of the Trust’s fiscal year ended December 31, 2025, unless otherwise noted. The descriptions could include compensation benchmarks, which are chosen by the particular Manager and may or may not match a Fund’s benchmark index or other indices presented in the Prospectuses.

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American Century

American Century – Avantis Investors division: American Century compensation for Avantis Investors portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. Currently, it includes the components described below.

Base Salary

• Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

• A significant portion of the portfolio managers’ compensation takes the form of an annual bonus. As Chief Investment Officer of Avantis, Mr. Repetto’s annual bonus is tied to average assets under management in the Avantis Investors’ funds. The bonuses of all other portfolio managers are discretionary, allocated by Mr. Repetto based on individual performance. Factors impacting the discretionary bonus may include a portfolio manager’s understanding and improvement of the funds’ investment models, efficient execution of investment decisions, and client interaction.

Aristotle Pacific

The overall objective of the compensation program for portfolio managers is for Aristotle Pacific to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the success of their clients and Aristotle Pacific. Aristotle Pacific’s portfolio managers are generally compensated with a base salary, discretionary year-end bonuses, and equity. Their discretionary bonuses are determined by senior management based on a subjective evaluation of, for example but without limitation to, their contribution to the performance of the Funds and other accounts that they manage, their contributions to the quality of research and investment ideas generated by Aristotle Pacific, an individual’s contribution to company objectives, and the overall financial condition of the firm. Equity participation is determined by senior management based on each professional’s contribution to long-term performance. Compensation is not specifically based on assets under management.

BlackRock

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation — Ms. Hsui and Messrs. Sietsema , Waldron and White

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Ms. Hsui and Messrs. Sietsema, Waldron and White is not measured against a specific benchmark.

Discretionary Incentive Compensation — Ms. Xie and Mr. Liu

Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are: FTSE 3-month T-bill Index; MSCI ACWI 25% Call Overwrite Index; MSCI All Country World Index (Net Total Return); MSCI WRLD HealthCare ND; Russell 3000 HealthCare Index.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation

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Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits

In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($350,000 for 2025). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Boston Partners

As an established investment management firm, with investment teams working and living in very competitive markets like Boston, London, Los Angeles, San Francisco and New York, Boston Partners believes in having compensation, work environment and other incentives in place which reflect the value they place in their primary asset — their people. All Boston Partners investment professionals receive a compensation package comprised of an industry competitive base salary, a discretionary bonus and long-term incentives. Through their bonus program, key investment professionals are rewarded primarily for strong investment performance. Boston Partners believes this aligns their Boston Partners team firmly with their clients’ objectives.

Typically, bonuses are based upon a combination of one or more of the following four criteria:

1.	Individual Contribution: an evaluation of the professional’s individual contribution based on the expectations established at the beginning of each year;

2.	Product Investment Performance: performance of the investment product(s) with which the individual is involved relative to the applicable benchmark for each client portfolio;

3.	Investment Team Performance: the financial results of the investment group with their client’s assets; and

4.	Firm-wide Performance: the overall financial performance of Boston Partners.

Boston Partners’ long-term incentive program effectively confers a significant 20-30% ownership interest in the value of the business to key employees. Annual awards are made by the Compensation Committee and are meant to equate to an additional 10-20% of the participants cash bonus awards. Boston Partners retains professional compensation consultants with asset management expertise to periodically review their practices to ensure that they remain highly competitive.

ClearBridge

All ClearBridge employees participate in a competitive compensation program that is designed to attract and retain outstanding personnel and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a competitive base salary and a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. A portion of annual bonuses is deferred into compensation plans that vest over the course of several years after the grant date. Deferrals are tied to portfolio performance, ClearBridge equity products, and Franklin Resources stock.

Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation. In addition to base compensation managers may receive discretionary compensation.

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Discretionary compensation can include:

•	Cash Incentive Award.

•	ClearBridge’s Deferred Incentive Plan (CDIP) – a mandatory program that typically defers discretionary year-end compensation into ClearBridge managed products. For portfolio managers, one-half of this deferral is invested in their primary managed strategy and one-half can be elected to be invested in one or more of ClearBridge’s managed funds. Consequently, portfolio managers can have their entire CDIP award invested in their primary managed product. For research analysts their deferral is invested in one of more of ClearBridge managed funds. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

•	Restricted Stock Deferral — a mandatory program that typically defers discretionary year-end compensation into Franklin Resources restricted stock. The award is paid out to employees in shares subject to vesting requirements.

Compensation Determination

Portfolio Managers:

ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridge’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Several factors are considered by ClearBridge senior management when determining discretionary compensation for portfolio managers. These include but are not limited to:

•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth below) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance.

•	Appropriate risk positioning that is consistent with the strategy’s investment philosophy and approach to generation of alpha;

•	Overall firm profitability and performance;

•	Amount and nature of assets managed by the portfolio manager;

•	Contributions for asset retention, gathering and client satisfaction;

•	Contribution to mentoring, coaching and/or supervising;

•	Contribution and communication of investment ideas in ClearBridge’s investment meetings and on a day to day basis; and

•	Market compensation survey research by independent third parties.

The benchmark used to measure the performance of the portfolio managers for the International Growth Portfolio is the MSCI EAFE Index.

FDS

Julian Potenza, David DeBiase, John Mistovich and Rob Galusza are co-portfolio managers of the PBA Portfolios and the Mid-Cap Plus Bond Alpha Portfolio (formerly named Mid-Cap Equity Portfolio) and receive compensation for those services. Portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FDS or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FDS or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other taxable bond funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FDS. The portion of each portfolio manager’s bonus that is linked to the investment performance of each PBA Portfolio is based on the evaluation by management using both quantitative and qualitative inputs. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FDS’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Federated

Daniel J. Mahr, Damien Zhang, Frederick L. Konopka and John Paul Lewicke are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (“IPP”) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes. The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

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IPP is measured on a rolling one, three and/or five calendar year pre-tax gross total return basis versus the representative performance index (Russell Midcap Growth Index) and versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted, for example, if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.

The allocation or weighting given to the performance of the Fund or other accounts for which the portfolio manager is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is currently categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically).

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

In addition, Daniel J. Mahr, Damien Zhang, Frederick L. Konopka and John Paul Lewicke may be awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated’s senior management.

FIAM

David Jenkins is the Portfolio Manager of the International Small-Cap Portfolio and receives compensation for those services as a research analyst and as a portfolio manager under a single compensation plan. Portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FMR LLC, FIAM’s ultimate parent company, or at the election of the portfolio manager.

David Jenkin’s base salary is determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s), account(s) and lead account(s) measured against a benchmark index and within a defined peer group assigned to each fund, account, and lead account, and (ii) the investment performance of other equity funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s), account(s) and lead account(s) is weighted according to the portfolio manager’s tenure on those fund(s), account(s) and lead account(s) and the average asset size of those fund(s), account(s) and lead account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s), account(s) and lead account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FIAM or its affiliates. The portion of the Mr. Jenkin’s bonus that is linked to the investment performance of International Small-Cap Portfolio and is based on the lead account’s pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Small Cap (net MA tax), and the lead account’s pre-tax investment performance (based on the performance of the lead account’s retail class) within the LipperSM  International Small Cap Funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FIAM’s ultimate parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Asher Anolic is co-portfolio manager for the Large Cap Growth Portfolio and receives compensation for those services. Jason Weiner is the co-portfolio manager for the Large Cap Growth Portfolio and receives compensation for those services. Portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FIAM or its affiliates or at the election of the portfolio manager.

Mr. Anolic’s and Mr. Weiner’s base salary is determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other equity funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FIAM or its affiliates. The portion of each portfolio manager’s bonus that is linked to the investment performance of the Large Cap Growth Portfolio is based on the account’s pre-tax investment performance measured against the Russell 1000®  Growth Index, and the account’s pre-tax investment performance within the eVestment Alliance US Large Cap Growth Equity.

Adam Benjamin is the Portfolio Manager of the Technology Portfolio and receives compensation for those services as a research analyst and as a portfolio manager under a single compensation plan. Portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FMR LLC, FIAM’s ultimate parent company, or at the election of the portfolio manager.

Mr. Benjamin’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FIAM or its affiliates. A portion of each portfolio manager’s bonus relates to the portfolio manager’s performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager’s fund(s), account(s) or

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lead account measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, as applicable (ii) the investment performance of other FMR equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index. The pre-tax investment performance of each portfolio manager’s fund(s), account(s) and lead account(s) is weighted according to the portfolio manager’s tenure on those fund(s), account(s) and lead account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of each portfolio manager’s bonus that is linked to the investment performance of Technology Portfolio is based on the lead accounts pre-tax investment performance measured against the MSCI U.S. IMI Information Technology 25/50 Index.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FIAM’s ultimate parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Franklin

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

For the Small-Cap Equity Portfolio, the benchmark for compensation purposes is the Russell 2000 Value and the peer group is the Small Cap Value Equity.

Geode

Louis Bottari is a senior portfolio manager and receives compensation for his services. Peter Matthew is a senior portfolio manager and receives compensation for his services. Navid Sohrabi is a senior portfolio manager and receives compensation for his services. Payal Gupta is a portfolio manager and receives compensation for her services. Robert Regan is a portfolio manager and receives compensation for his services. Portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. Each portfolio manager’s bonus is in part based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that encompass periods of up to three years. A portion of each portfolio manager’s bonus is linked to the relative pre-tax investment performance of the PD Emerging Markets Index Portfolio measured against the MSCI Emerging Markets Index, and the PD International Large-Cap Index Portfolio measured against the MSCI World ex USA Large Cap Index. A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

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GSAM

Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3-, and 5-year time horizons.

For compensation purposes, the benchmark for the Emerging Markets Portfolio is MSCI Emerging Markets Index (net of dividend withholding taxes).

The discretionary variable compensation for portfolio managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objective(s) of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership.

As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, portfolio managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and (2) for certain portfolio managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).

Other Compensation. In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including: (1) a 401(k) program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Janus

The following describes the current structure and method of calculating a portfolio manager’s compensation. Portfolio management is compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Since there are no set targets/percentages for variable compensation, the pay mix will vary for each portfolio manager based on individual performance. On average, total compensation is weighted more heavily in the form of variable compensation, typically split between cash and deferral.

Base Salary: Base Salary is determined by the individual’s manager. The base salary is based on factors such as performance, complexity of managing portfolios, scope of responsibility (including assets under management), skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Individuals’ awards, if any, are discretionary and given based on company, department, and individual performance. These awards are funded from a profit pool. The overall investment team variable compensation pool is based on Janus Henderson’s profitability and is fully discretionary. Both quantitative and qualitative factors will be used to determine these awards. Such factors include, among other things, consistent short-term and long-term performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Performance Fees: The firm receives performance fees in relation to certain funds depending on outperformance of the fund against pre-determined benchmarks.

Deferrals: All employees are subject to Janus Henderson’s deferral arrangements which apply to variable incentive awards. Deferral rates apply to awards that exceed a minimum threshold, rates of deferral increase for larger incentive awards or as appropriate under certain regulations. Deferred awards vest in three equal instalments over a 3-year period. Forfeiture provisions apply to employees who cease employment with Janus Henderson during the vesting period, other than in prescribed circumstances. Deferrals are awarded in JHG restricted stock and/or fund units. Deferral arrangements are reviewed periodically to ensure they remain aligned with:

•	Janus Henderson’s business strategy, associated time horizons and risk appetite;

•	competitive practice in the sectors and jurisdictions in which Janus Henderson operates; and

•	emerging regulatory practice.

Portfolio management may be eligible to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

The benchmark used to measure the performance of the portfolio manager for the Focused Growth Portfolio is the Russell 1000 Growth Index.

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JPMorgan

JPMorgan’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

The compensation framework for JPMorgan’s portfolio managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.

The performance dimensions for portfolio managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:

•	Investment performance, generally weighted more to the long-term, with specific consideration for portfolio managers of investment performance (after-taxes) relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the portfolio managers success in tracking such index;

•	The scale and complexity of their investment responsibilities;

•	Individual contribution relative to the client’s risk and return objectives;

•	Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and

•	Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.

In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual portfolio manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.

portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the portfolio manager’s pay with that of the client’s experience/return.

For portfolio managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the portfolio manager.

For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the portfolio manager manages, as determined by the employee’s respective manager and reviewed by senior management.

In addition, named portfolio managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).

To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:

•	Reducing or altogether eliminating annual incentive compensation;

•	Canceling unvested awards (in full or in part);

•	Clawback/recovery of previously paid compensation (cash and / or equity);

•	Demotion, negative performance rating or other appropriate employment actions; and

•	Termination of employment.

The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.

In evaluating each portfolio manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:

Name of Fund	Benchmark
Value Advantage Portfolio	Russell 3000 Value Index
Intermediate Bond Portfolio	Bloomberg US Aggregate Bond Index
Hedged Equity Portfolio	S&P 500 Index

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Large Cap Core Portfolio	S&P 500 Index

Loomis Sayles

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or bonus potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. The annual bonus is incentive-based and generally represents a significant multiple of base salary. The bonus is based on three factors: investment performance, profit growth of Loomis Sayles, and personal conduct. Investment performance is the primary component of the annual bonus and generally represents at least 60% of the total for fixed-income managers. The other factors are used to determine the remainder of the annual incentive bonus, subject to the discretion of Loomis Sayles’ Chief Investment Officer (“CIO”) and senior management. Loomis Sayles’ CIO and senior management evaluate these other factors annually.

The investment performance component of the annual incentive bonus depends primarily on investment performance against benchmark and/or against peers within similar disciplines. The score is based upon the product’s institutional composite performance; however, adjustments may be made if there is significant dispersion among the returns of the composite and accounts not included in the composite. For most products, the product investment score compares the product’s rolling three year performance over the past nine quarters (a five year view) against both a benchmark and a peer group established by the CIO. The scoring rewards both the aggregate excess performance of the product against a benchmark and the product’s relative rank within a peer group. In addition, for fixed income products, the performance score rewards for the consistency of that outperformance and is enhanced if over the past five years it has kept its rolling three-year performance ahead of its benchmark, Bloomberg U.S. Government/Credit, USD for the Core Plus Full Discretion and the Bloomberg U.S. Aggregate, USD for the Core Plus Relative Return. Portfolio managers working on several product teams receive a final score based on the relative revenue weight of each product.

Portfolio managers may also participate in the three segments of the long-term incentive program. The amount of the awards for each segment are dependent upon role, industry experience, team and firm profitability, and/or investment performance.

The core elements of the Loomis Sayles compensation plan include a base salary, an annual incentive bonus, and, for senior investor and leadership roles, a long-term incentive bonus. The base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. The annual incentive bonus and long term incentive bonus is driven by a variety of factors depending upon the specific role. Factors include investment performance, individual performance, team and firm profitability, role, and industry experience. Both the annual and long term bonus have a deferral component. Loomis Sayles has developed and implemented three long-term incentive plan segments to attract and retain investment talent.

For the senior-most investment roles, a Long Term Incentive Plan provides annual grants relative to the role, and includes a post-retirement payment feature to incentivize effective succession management. Participation is contingent upon signing an award agreement, which includes a non-compete covenant. The second and third Long Term Incentive Plans are constructed to create mid- term alignment for key positions, including a two year deferral feature. The second plan is role based, and the third is team based which is more specifically dependent upon team profitability and/or investment performance.

In addition, Loomis Sayles also offers a profit sharing plan for all employees and a defined benefit plan for employees who joined the firm prior to May 3, 2003. The profit sharing contribution to the retirement plan of each employee is based on a percentage of base salary (up to a maximum amount). The defined benefit plan is based on years of service and base compensation (up to a maximum amount).

MFS

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. Currently, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary —  Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”).

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The following benchmarks were used to measure Daniel Ling’s, Filipe Benzinho’s and Harry Purcell’s performance for the International Large-Cap Portfolio:

1.	MSCI EAFE (Europe, Australasia, Far East) Index (net dividends)

2.	Lipper International Funds

3.	Lipper International Large-Cap Core Funds

4.	Morningstar Foreign Large Blend

The following benchmarks were used to measure Eric Fischmann’s, Bradford Mak’s and Tim Dittmer’s performance for the Growth Portfolio:

1.	Russell 1000 Growth Index

2.	Lipper Large-Cap Growth Funds

3.	Morningstar US Large Growth

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan — Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

PIMCO

PIMCO’s and its affiliates’ approach to compensation seeks to provide professionals with a compensation process that is driven by values of collaboration, openness, responsibility and excellence.

Generally, compensation packages consist of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for clients, among other factors. A portfolio manager’s compensation is not based solely on the performance of the Fund or any other account managed by that portfolio manager:

Base Salary —  Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Variable Compensation — In addition to a base salary, portfolio managers have a variable component of their compensation, which is based on a combination of individual and company performance and includes both qualitative and quantitative factors. The following non-exhaustive list of qualitative and quantitative factors is considered when determining total compensation for portfolio managers:

•	performance measured over a variety of longer- and shorter-term periods, including 5- year, 4-year, 3-year, 2- year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Fund(s)) and relative to applicable industry peer groups; and

•	amount and nature of assets managed by the portfolio manager.

Benchmarks for the referenced funds:

•	Total Return Portfolio — Bloomberg US Aggregate Bond Index

•	Inflation Managed Portfolio — Bloomberg US TIPS Index

The variable compensation component of an employee’s compensation may include a deferred component. The deferred portion will generally be subject to vesting and may appreciate or depreciate based on the performance of PIMCO and/or its affiliates. PIMCO’s Long-Term Incentive Plan provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. Additionally, PIMCO’s Carried Interest Plan provides eligible participants (i.e. those who provide services to PIMCO’s alternative funds) a percentage of the carried interest otherwise payable to PIMCO if the applicable performance measurements described in the alternative fund’s partnership agreements are achieved.

Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

PLFA

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PLFA uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of all of their job responsibilities, including but not limited to portfolio responsibilities. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.

Each portfolio manager is paid a base salary that PLFA believes is competitive in light of the portfolio manager’s experience and responsibility. The base salary may be increased in recognition of the individual’s performance and/or an increase or change in duties and responsibilities.

In addition to a base salary, investment professionals may be eligible to receive annual and long-term incentives, each of which is derived from both quantitative and non-quantitative factors, as described below. High performing portfolio managers may receive annual and long-term incentives that constitute a substantial portion of their respective total compensation.

Annual Incentive:

The financial performance of PLFA and its parent company impact overall funding for annual incentives. Individual incentive awards are determined on a discretionary basis and consider the individual’s target incentive and personal performance, which may include both quantitative and qualitative factors. Fund performance is not a specific factor in determining a PLFA portfolio manager’s incentive compensation. However, several factors, including but not limited to an evaluation of sub-adviser selection, appropriate risk positioning, asset class allocation and investment thesis development, are taken into consideration in determining a PLFA portfolio manager’s incentive pay. Annual incentives are paid in cash with no deferral.

Long-Term Incentive:

Investment professionals are eligible to receive long-term incentive awards on an annual basis. Awards pay out at the end of three years based on PLFA’s achievement against quantitative factors. Pre-tax fund performance measured over a rolling three-year period, relative to the relevant peer group universes (“benchmarks”) as defined by Morningstar, accounts for the majority of long-term incentive awards. Target incentives are based on the level of each individual’s role and responsibilities.

The Portfolio Optimization Portfolios and Pacific Dynamix Portfolios are the primary components of a PLFA portfolio manager’s long-term incentive plan. For comparison purposes with respect to measuring the performance of the portfolio managers for the Portfolio Optimization Portfolios, the current peer group benchmark for the Portfolio Optimization Conservative Portfolio is Morningstar U.S. Insurance Conservative Allocation; for the Portfolio Optimization Moderate-Conservative Portfolio is Morningstar U.S. Insurance Moderately Conservative Allocation; for the Portfolio Optimization Moderate Portfolio is the Morningstar U.S. Insurance Moderate Allocation; for the Portfolio Optimization Growth Portfolio is Morningstar U.S. Insurance Moderate Allocation; and for the Portfolio Optimization Aggressive-Growth Portfolio is Morningstar U.S. Insurance Moderate Aggressive Allocation. For the Pacific Dynamix Portfolios, the current peer group benchmark for the Pacific Dynamix Conservative Growth Portfolio is Morningstar U.S. Insurance Moderately Conservative Allocation; for the Pacific Dynamix Moderate Growth Portfolio is Morningstar U.S. Insurance Moderate Allocation; for the Pacific Dynamix Growth Portfolio is Morningstar U.S. Insurance Moderately Aggressive Allocation; and for the Pacific Dynamix Aggressive Growth Portfolio is Morningstar U.S. Insurance Aggressive Allocation.

In addition, PLFA portfolio managers are eligible to receive awards based upon the performance for other accounts that they manage outside the Trust.

Portfolio managers also participate in benefit and retirement plans available generally to all employees.

PGI

PGI offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Relative performance metrics are measured on a pre-tax basis over rolling one-year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.

For compensation purposes, the benchmark utilized for the portfolio managers of the Emerging Markets Debt Portfolio is the J.P. Morgan Emerging Markets Blended — Equal Weighted Index.

Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into funds managed by the team via a co-investment program and is subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment) and talent retention.

Principal REI

Principal REI offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.

Variable compensation takes the form of a profit share plan with funding based on a percentage of pre-tax, pre-bonus operating earnings of the boutique. The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and

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future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year and three-year periods, calculated quarterly on a pre-tax basis, reinforcing a longer term orientation. For compensation purposes, the benchmark utilized for the portfolio managers of the Real Estate Portfolio is the MSCI U.S. REIT Index. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Real Estate group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. 40% of the deferred compensation is awarded in Principal Financial Group restricted stock units and 60% is required to be invested into funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three year vesting schedule.

All senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

Putnam

Putnam portfolio managers are evaluated and compensated across specified products they manage, in part, based on their performance relative to the applicable benchmark, based on a blend of 3-year and 5-year performance, or, if shorter, the period of time that the portfolio manager has managed the product. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of the firm.

Incentive compensation includes a cash bonus and may also include grants of deferred stock or deferred cash. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For the Value Portfolio, Putnam evaluates performance based on the fund’s pre-tax return relative to the Russell 1000 Value Index as its benchmark for compensation purposes.

SSGA FM

SSGA FM is a registered investment adviser which provides investment advisory services to the clients of State Street Investment Management. State Street Investment Management’s culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.

Salary is based on a number of factors, including external benchmarking data and market trends, and performance both at the business and individual level. State Street Investment Management’s Global Human Resources department regularly participates in compensation surveys in order to provide State Street Investment Management with market-based compensation information that helps support individual pay decisions.

Additionally, subject to State Street Corporation and State Street Investment Management business results, an incentive pool is allocated to State Street Investment Management to reward its employees. The size of the incentive pool for most business units is based on the firm’s overall profitability and other factors, including performance against risk-related goals. For most State Street Investment Management investment teams, State Street Investment Management recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm’s or business unit’s profitability and business unit investment performance over a multi-year period.

Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the State Street Investment Management Long-Term Incentive (“State Street Investment Management LTI”) program. For these teams, the State Street Investment Management LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align our investment team’s compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the State Street Investment Management LTI program.

For the index equity investment team, incentive pool funding is driven in part by the post-tax 1 and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.

The discretionary allocation of the incentive pool to the business units within State Street Investment Management is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street Corporation stock), which typically vest over a four-year period. This helps to retain staff and further aligns State Street Investment Management employees’ interests with State Street Investment Management clients’ and shareholders’ long-term interests.

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State Street Investment Management recognizes and rewards outstanding performance by:

•	Promoting employee ownership to connect employees directly to the company’s success.

•	Using rewards to reinforce mission, vision, values and business strategy.

•	Seeking to recognize and preserve the firm’s unique culture and team orientation.

•	Providing all employees the opportunity to share in the success of State Street Investment Management.

T. Rowe Price

The compensation structure for the T. Rowe Price funds’ portfolio managers consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, T. Rowe Price International, and T. Rowe Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. For Short Duration Bond Portfolio, relative performance and risk-adjusted performance are typically determined with reference to a broad-based index benchmark (Bloomberg 1-3 Year US Government/Credit Bond Index) and a Lipper index peer group (Short Investment Grade Debt Funds Average), although other benchmarks may be used as well. For Dividend Growth Portfolio, relative performance and risk-adjusted performance are measured as determined with reference to a broad-based index benchmark (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. For Capital Appreciation Portfolio, relative performance and risk-adjusted performance are measured as determined with reference to a broad-based index benchmark (S&P 500 Index) and the Morningstar peer group (Morningstar US Fund Moderate Allocation Category), although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee) and is the same as the selection presented to the directors of the T. Rowe Priced funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across applicable investment platforms; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group, and certain vice presidents of T. Rowe Price Group receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios managed by the portfolio manager.

Wellington

Wellington receives a fee based on the assets under management of each fund it manages or sub-advises. Wellington pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund.

Wellington’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (the “Portfolio Managers”) includes a base salary and incentive components.

The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager.

The Portfolio Managers’ incentive payment relating to the Fund is linked to the gross pre-tax performance of the Fund managed by the Portfolio Managers compared to the MSCI EAFE Index over one, three and five year periods, with an emphasis on five year results. Wellington applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington’s business operations. Senior management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Corry and Shakin are Partners.

[New Sub-Adviser]

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[__] pays its investment professionals out of its total revenues, including the sub advisory fees earned with respect to the Funds. [__]’s employees are remunerated using a combination of base salary and discretionary annual incentive which is delivered in a mix of cash and deferred incentive depending on the level of incentive and appropriateness for the role.

Discretionary deferred incentive arrangements can include a mix of a long term incentive plan (LTIP), which has [__] real equity, and awards made under a deferred cash plan linked to the performance of a basket of [__] managed portfolios (pooled vehicles). This approach aligns [__] closely with clients and provides employees with an appropriately balanced discretionary incentive arrangement. Most discretionary incentive eligible employees now receive 100% of their deferred awards in the deferred cash plan linked to the performance of a basket of [__] managed portfolios (pooled vehicles).

For portfolio managers, a portion of the deferred cash award is linked to the performance of a portfolio (pooled vehicle) where they form part of the portfolio management team, and the remaining portion is linked to the performance of the [__] wide basket of portfolios, providing a tangible and direct link between compensation and the performance of the fund they are responsible for.

For awards made under the [__] equity plan the value of [__] equity is calculated twice a year. The valuation is based on current and future forecasted financial performance of the [__] business. The class of shares, which the participants hold, is non voting and non dividend bearing and the parent company (holding dividend bearing [__] shares with voting rights) retains 100% control of [__].

It is intended that discretionary incentive awards will be made annually with deferred elements having a three year vesting period. For the [__] equity awards, the vesting period will be followed by a minimum further six month and one day holding period.

[__] regularly reviews its compensation approach, including the mixture and features of the deferred compensation schemes, and will make changes that it considers appropriate to ensure that it remains aligned with regulatory requirements, client outcomes, and market practices.

[__]’s compensation structure is designed to reward those professionals who deliver strong long term performance and who do not create inappropriate risk exposure for the firm or its clients. [__] utilizes an online appraisal system to evaluate the performance of all employees (including investment professionals) on an annual basis. Additionally, input from the risk and compliance team on employees’ conduct is collected as part of the appraisal process and can have an impact on discretionary incentive awards. This aims to protect against excessive risk taking and to emphasize appropriate conduct and behavior.

Portfolio managers’ and analysts’ annual performance appraisals consist of both quantitative and qualitative contributions. The quantitative portion is based on portfolio performance and on the performance of the analyst’s investment recommendations over one, three, and five years, weighted heavily toward the three and five year numbers. Factors considered are [pre-tax] performance versus benchmark [Russell 1000 Growth Index], performance relative to peers, up/down capture data, and information ratio. Qualitative assessments include contribution to investment debates; interaction with, and responsiveness to, the wider team and their specific requirements; leadership and communication skills; and collaborative behavior.

Other Accounts Managed

The following table includes information for each portfolio manager of the Trust regarding the number and total assets of other accounts managed as of the fiscal year ended December 31, 2025 (unless otherwise noted) that each portfolio manager has day-to-day management responsibilities for, other than the Funds they manage within the Trust (“Other Accounts Managed”). For these Other Accounts Managed, it is possible that a portfolio manager may only manage a portion of the assets of a particular account and that such portion may be substantially lower than the total assets of such account. See the Prospectuses for information on the Funds that each portfolio manager listed in the table manages within the Trust.

Other Accounts Managed are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. The table also reflects for each category if any of these Other Accounts Managed have an advisory fee based upon the performance of the account. Table data has been provided by the applicable Manager. Portfolio managers are listed alphabetically by Manager.

[To be Updated by Amendment]

Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed		Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
American Century
Matthew Dubin
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Mitchell Firestein
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Daniel Ong
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Ted Randall
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]

79

Eduardo Repetto
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Aristotle Pacific
C. Robert Boyd
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
John Brueggemann
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Jeff Klingelhofer
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Michael Marzouk
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Ying Qiu
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Brian M. Robertson
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
David Weismiller
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Tommy Zhang
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
BlackRock
Jennifer Hsui
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Xiang Liu
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Peter Sietsema
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Matt Waldron
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Steven White
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]

80

Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed		Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Erin Xie
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Boston Partners
Timothy P. Collard
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Steven L. Pollack
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
ClearBridge
Elisa Mazen
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Michael Testorf
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Michael Feldman
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Pawel Wroblewski
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
FDS
David DeBiase
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Rob Galusza
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
John Mistovich
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]

81

Julian Potenza
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Federated
Frederick L. Konopka
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
John Paul Lewicke
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Daniel J. Mahr
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Damien Zhang
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]

Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed		Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
FIAM
Asher Anolic
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Adam Benjamin
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
David Jenkins
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Jason Weiner
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Franklin
Nicholas A. Karzon
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Christopher M. Meeker
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Steven B. Raineri
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]

82

Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Geode
Louis Bottari
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Payal Gupta
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Peter Matthew
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Robert Regan
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Navid Sohrabi
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
GSAM
Osman Ali
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Len Ioffe
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Jessica Katz
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Raphael Shen
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Takashi Suwabe
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Gregory Tuorto
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Dennis Walsh
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Janus
Brian Recht
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Nick Schommer
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]

83

Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
JPMorgan
Matthew P. Bensen
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Scott Blasdell
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Scott Davis
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Richard Figuly
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Edward Fitzpatrick III
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Judy Jansen
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Andrew Melchiorre
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Shilpee Raina
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Hamilton Reiner
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Justin Rucker
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Graham Spence
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Raffaele Zingone
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Loomis Sayles
Matthew J. Eagan
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Brian P. Kennedy
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]

84

Other Accounts	[__]	$	[__]	[__]	$	[__]
Peter W. Palfrey
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Richard G. Raczkowski
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
MFS
Filipe Benzinho
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Tim Dittmer
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Eric Fischman
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Daniel Ling
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Bradford Mak
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Harry Purcell
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
PGI
Damien Buchet
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Christopher Watson
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
PIMCO
Amit Arora
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Jelle Brons
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Mike Cudzil
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Daniel He
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]

85

Other Accounts	[__]	$	[__]	[__]	$	[__]
Mohit Mittal
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
PLFA
Jordan Fettman
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Howard T. Hirakawa
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Carleton J. Muench
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Samuel S. Park
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Edward Sheng
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Principal REI
Keith Bokota
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Anthony Kenkel
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Kelly D. Rush
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Putnam
Lauren DeMore
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Darren Jarroch
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
SSGA FM
Michael Brunell
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Read Burns
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Marc DiCosimo

86

Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Christopher DiStefano
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Kyle Kelly
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
David Marchetti
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Michael Przygoda
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Bradley Sullivan
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
TRPA
Thomas J. Huber
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Steven M. Kohlenstein
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Michael F. Reinartz
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
TRPIM
David R. Giroux
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Vivek Rajeswaran
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Mike Signore
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Brian Solomon
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
Wellington
Andrew M. Corry
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
James H. Shakin

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Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
[New Sub-Adviser]
[ ]
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]
[ ]
Registered Investment Companies	[__]	$	[__]	[__]	$	[__]
Other Pooled Investment Vehicles	[__]	$	[__]	[__]	$	[__]
Other Accounts	[__]	$	[__]	[__]	$	[__]

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to the Fund or Funds(s) of the Trust in which the Manager acts as sub-adviser may be presented with the following potential conflicts:

American Century

Certain conflicts of interest may arise in connection with American Century Investments’ management of client portfolios with different investment strategies. Potential conflicts can include, for example, one investment strategy buying or selling a security while another has a different, potentially opposite, position in the same security. This may include one investment strategy taking a short position in the security of an issuer that is held long in another investment strategy (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities across client portfolios, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Management of American Century Investments’ client portfolios is organized according to investment discipline and investment strategy. Investment disciplines include, for example, Disciplined Equity, Global Growth Equity (both U.S. and Global/Non-U.S.), Global Value Equity, Global Fixed Income, Multi-Asset Strategies, American Century Rules-Based ETF strategies, Avantis Investors strategies, and Private Investments. Within each investment discipline are one or more portfolio teams responsible for managing specific investment strategies, such as U.S. Disciplined Core Value, U.S. Small Cap Value, U.S. Large Cap Growth, Emerging Markets Equity and U.S. Core Fixed Income. In some cases, a portfolio manager or team may be responsible for managing (or assisting in managing) multiple investment strategies within or across investment disciplines. Generally, client portfolios with similar investment strategies are managed by the same portfolio management team using similar investment objectives, approaches and philosophies. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across client portfolios with similar investment strategies, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains information barriers that restrict portfolio management teams within an investment discipline from having access to information regarding security positions, orders or transactions in client portfolios or investment strategies in other investment disciplines. If a portfolio manager or team manages or assists in managing an investment strategy in another investment discipline, that portfolio manager or team will only have access to information relating to that investment strategy and not other investment strategies within that investment discipline. The information barriers are intended to aid in preventing the misuse of portfolio holdings information or trading activity in other investment disciplines. Portfolio managers or teams that manage (or assist in managing) investment strategies across investment disciplines will not allow their access to portfolio holdings and/or trading information in one investment discipline to in any way impact decisions they make for client portfolios in other investment disciplines.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. A centralized trading desk executes all fixed income securities transactions for Avantis ETFs and mutual funds. For all other funds in the American Century complex, portfolio teams are responsible for executing fixed income trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. There is an ethical wall between the Avantis trading desk and all other American Century traders. The Advisor’s Global Head of Trading monitors all trading activity for best execution and to make sure no set of clients is being systematically disadvantaged.

Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended

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to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Aristotle Pacific

Aristotle Pacific may manage client assets with similar investment strategies, creating the potential for conflicts of interest as the fees for managing client accounts may differ from one another. As a registered investment adviser and a fiduciary, Aristotle Pacific exercises due care to ensure that investment opportunities are allocated equitably among all participating clients.

In general, investment decisions for each client will be made independently from those of other clients, with specific reference to the individual needs and objectives of each client. Different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for client accounts within a similar investment strategy. In addition, Aristotle Pacific will not necessarily purchase or sell the same securities at the same time or in the same proportionate amounts for all accounts, particularly if different accounts have materially different amounts of capital under management by Aristotle Pacific or different amounts of investable cash available. As a result, although Aristotle Pacific manages multiple accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio management decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account. Aristotle Pacific has implemented policies and procedures to address trade allocation and aggregation decisions. These policies and procedures seek to ensure fair and equitable treatment of all participating clients over time. The policies and procedures include compliance monitoring and oversight of allocation and aggregation practices.

BlackRock

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds of the Trust, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to a Fund of the Trust. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to a Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to a Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund. It should also be noted that Ms. Xie and Mr. Lui may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Ms. Xie and Mr. Lui may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Boston Partners

Boston Partners has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for Boston Partners as a sub-adviser and the individuals that it employs.

The compensation paid to Boston Partners for managing the Fund is based on a percentage of assets under management and for certain accounts on a performance fee. Portfolio managers benefit from Boston Partners revenues and profitability. But no Portfolio Managers are compensated based directly on fee revenue earned by Boston Partners on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.

Execution and research services provided by brokers may not always be utilized in connection with the Fund or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Boston Partners allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other client account, the Fund may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Boston Partners aggregates orders of the funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

ClearBridge

Potential conflicts of interest may arise when a fund’s portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Fund’s portfolio managers.

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ClearBridge has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for ClearBridge as sub-adviser and the individuals that it employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by ClearBridge will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. ClearBridge has adopted policies and procedures to ensure that all accounts, including the fund, are treated equitably.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, ClearBridge has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to ClearBridge) differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

FDS and FIAM

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. A portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or FDS or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FIAM or FDS or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FIAM or FDS or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FIAM or FDS investment

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advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FIAM or FDS for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FIAM or FDS and its affiliates have adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

Federated

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the investments of the Fund that Federated sub-advises for the Trust, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Fund, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). Federated has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Franklin

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Geode

A portfolio manager’s compensation plan can give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the Fund may outperform the securities selected for the Fund.

In addition to managing the Fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

Geode has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

GSAM

GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a financial holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund that Goldman Sachs sub-advises for the Trust and may, under certain circumstances limit the Fund’s investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and

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diversified client base that includes corporations, financial institutions, governments and individuals. Goldman Sachs acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, custodian, counterparty, agent, principal, distributor, investor or in other commercial capacities (including portfolio companies) for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets and the securities and issuers in which the Fund may directly and indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services.

As a manager of the Fund, GSAM receives management fees from the Fund. In addition, GSAM’s affiliates may earn fees from relationships with the Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs may still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts.

In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by GSAM or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund. In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when the Fund executes transactions in the same securities. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.

GSAM has adopted certain policies and procedures that are designed to reasonably address these, and other, types of conflicts of interest. However, there is no guarantee that such policies and procedures will detect each and every situation where a conflict may arise.

Janus

Portfolio management generally manages other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Funds. Those other accounts may include separately managed accounts, model or emulation accounts, Janus Henderson mutual funds and ETFs, private-label funds for which Janus or an affiliate serves as subadviser, or other Janus Henderson pooled investment vehicles, such as hedge funds, which may have different fee structures or rates than a Fund or may have a performance-based management fee. Janus or an affiliate may also proprietarily invest in or provide seed capital to some but not all of these accounts. In addition, portfolio management may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio management (or their family members) may beneficially own or transact in the same securities as those held in a Fund’s portfolio. Moreover, portfolio management may also have other roles at Janus (e.g. research analyst) and receive compensation attributable to the other roles. Portfolio management may also have roles with an affiliate of Janus and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to other roles. These factors could create conflicts of interest between portfolio management and the Funds because portfolio management may have incentives to favor one or more accounts over others or one role over another in the allocation of time, resources, or investment opportunities, and the sequencing of trades resulting in the potential for the Fund to be disadvantaged relative to one or more other accounts. A conflict of interest between the Funds and other clients, including one or more Funds, may arise if portfolio management identifies a limited investment opportunity that may be appropriate for a Fund, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among other accounts also managed by such portfolio management. A conflict may also arise if portfolio management executes transactions in one or more accounts that adversely impact the value of securities held by a Fund.

Janus believes that these and other conflicts are mitigated by policies, procedures, and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio management to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, investment restrictions or policies

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applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

Janus monitors accounts with similar strategies for any holdings, risk, or performance dispersion or unfair treatment. Janus (and its affiliates) generate trades throughout the day, depending on the volume of orders received from portfolio management, for all of its clients using trade system software. Trades are pre-allocated to individual clients and submitted to selected brokers via electronic files, in alignment with Janus’ best execution policy. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus Henderson accounts.

JPMorgan

JP Morgan and/or its affiliates (together, for the purpose of this section, “JPMorgan”) provide an array of discretionary and non-discretionary investment management services and products to institutional clients (including third-party registered investment companies) and individual investors. The following describes potential and actual conflicts of interest that JPMorgan can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding JPMorgan is set forth in JPMorgan’s Form ADV.

Acting for Multiple Clients. The potential for conflicts of interest exists when portfolio managers manage a fund (such as a Fund for the Trust) and other accounts with similar investment objectives and strategies as the fund (“Other Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing JPMorgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

In general, JPMorgan faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when funds or Other Accounts engage in short sales of the same securities held by a fund, JPMorgan could be seen as harming the performance of a fund for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a fund invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a fund has also invested and these activities could have an adverse effect on the fund. For example, if a fund holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the fund (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the fund invests may use the proceeds of the fund’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the fund’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a fund will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.

Positions taken by Other Accounts may also dilute or otherwise negatively affect the values, prices or investment strategies associated with positions held by a fund. For example, this may occur when investment decisions for a fund are based on research or other information that is also used to support portfolio decisions by JPMorgan for Other Accounts following different investment strategies or by affiliates in managing their clients’ accounts. When an Other Account or an account managed by an affiliate implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the fund receiving less favorable investment results, and the costs of implementing such portfolio decisions or strategies could be increased or the fund could otherwise be disadvantaged.

Investment opportunities that are appropriate for a fund may also be appropriate for Other Accounts and there is no assurance the fund will receive an allocation of all or a portion of those investments it wishes to pursue. JPMorgan’s management of an Other Account that pays it a performance fee or a higher management fee and follows the same or similar strategy as a fund or invests in substantially similar assets as a fund, creates an incentive for JPMorgan to favor the account paying it the potentially higher fee, e.g., in placing securities trades.

JPMorgan, and any of their directors, partners, officers, agents or employees, also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or an affiliate. JPMorgan and/or an affiliate, within their discretion, may make different investment decisions and take other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, an affiliate or any of its employees may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or an affiliate or its clients. JPMorgan, its affiliates and their respective directors, officers and employees face a conflict of interest as they will have income or other incentives to favor their own accounts or proprietary accounts.

Preferential Treatment. JPMorgan receives more compensation with respect to certain funds or Other Accounts than it receives with respect to a fund, or receives compensation based in part on the performance of certain accounts. This creates a conflict of interest for JPMorgan and its portfolio managers by providing an incentive to favor those accounts. Actual or potential conflicts of interest also arise when a portfolio manager has management responsibilities to more than one account or fund, such as devotion of unequal time and attention to the management of the funds or accounts.

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Allocation and Aggregation. Potential conflicts of interest also arise with both the aggregation of trade orders and allocation of securities transactions or investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities raise a potential conflict of interest because JPMorgan has an incentive to allocate trades or investment opportunities to certain accounts or funds. For example, JPMorgan has an incentive to cause accounts it manages to participate in an offering where such participation could increase JPMorgan’s overall allocation of securities in that offering. When JPMorgan serves as sub-adviser (or investment adviser) to an underlying fund, as well as certain funds-of-funds, it faces certain potential conflicts of interest when allocating the assets of the sub-advised funds-of-fund among its underlying funds. For example, JPMorgan has an incentive to allocate assets of the fund-of-funds to seed a new fund or to allocate to an underlying fund that is small, pays higher fees to JPMorgan or to which JPMorgan has provided seed capital.

Overall Position Limits. Potential conflicts of interest also exist when JPMorgan maintains certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon JPMorgan by law, regulation, contract or internal policies. These limitations have precluded and, in the future could preclude, a fund from purchasing particular securities or financial instruments, even if the securities or financial instruments would otherwise meet the fund’s objectives. For example, there are limits on the aggregate amount of investments by affiliated investors in certain types of securities that may not be exceeded without additional regulatory or corporate consent. There also are limits on the writing of options by a fund that could be triggered based on the number of options written by JPMorgan on behalf of other investment advisory clients. If certain aggregate ownership thresholds are reached or certain transactions are undertaken, the ability of a fund to purchase or dispose of investments, or exercise rights or undertake business transactions, will be restricted.

The goal of JPMorgan and its affiliates is to meet its fiduciary obligation with respect to all clients. JPMorgan and its affiliates have policies and procedures that seek to manage conflicts. JPMorgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMorgan’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JPMorgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with JPMorgan’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed-income area, are sales to meet redemption deadlines or orders related to less liquid assets.

If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed-income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations from pro rata allocations are documented by the business. JPMorgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However JPMorgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan or its affiliates so that fair and equitable allocation will occur over time.

Loomis Sayles

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund(s) managed by Loomis Sayles portfolio managers and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. In addition, due to differences in the investment strategies or restrictions among the Fund(s) and a portfolio manager’s other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund(s). Although such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts and may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time and resources, Loomis Sayles strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. Furthermore, Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s investment objective, investment guidelines and restrictions, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains Trade Aggregation and Allocation Policies and Procedures to mitigate the effects of these potential conflicts as well as other types of conflicts of interest. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises or that Loomis Sayles will treat all accounts identically. Conflicts of interest also arise to the extent a portfolio manager short sells a stock or otherwise takes a short position in one client account but holds that stock long in other accounts, including the Fund(s), or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures and Loomis Sayles’ Trade Aggregation and Allocation Policies and Procedures.

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MFS

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of the Growth Portfolio, the International Large-Cap Portfolio, the Small-Cap Growth Portfolio, the Technology Portfolio, and other accounts and has adopted policies and procedures reasonably designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple portfolios and accounts (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest) gives rise to conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple portfolios and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS, an affiliate, an employee, an officer, or a director has an interest). MFS’ trade allocation policies could have a detrimental effect on the Fund if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its affiliates, its employees, its officers, and/or its directors own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

PIMCO

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information (“MNPI”) about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds. Investors should be aware that investments made by a Fund and the results achieved by a Fund at any given time are not, including for the same or similar instruments, expected to be the same as those made by other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a Fund. This may be attributable to a wide variety of factors, including, but not limited to, the use of a different strategy or portfolio management team, the execution venue(s) used for a given strategy or Fund when a particular fund commenced operations or the size of a particular fund, in each case as compared to other similar funds. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Funds or to accounts in which a Fund invests. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies, purchase or redeem shares of the underlying account, or take other actions with respect to the underlying account, in a manner beneficial to the investing account and/or PIMCO but detrimental to the underlying account. Such conflicts of interest could similarly in theory give rise to incentives for PIMCO to, among other things, vote proxies or purchase or redeem shares of the underlying account, or take other actions with respect to the underlying account, in a manner beneficial to the underlying account and/or PIMCO and that may or may not be detrimental to the investing account. For example, even if there is a fee waiver or reimbursement in place relating to a Fund’s investment in an underlying account, or relating to an investing account’s investment in a Fund, this will not necessarily eliminate all conflicts of interest, as PIMCO could nevertheless have a financial incentive to favor investments in PIMCO-affiliated funds and managers (for example, to increase the assets under management of PIMCO or a fund, product or line of business, or otherwise provide support to, certain funds, products or lines of business), which could also impact the manner in which certain transaction fees are set. Conversely, PIMCO’s duties to the Funds, as well as regulatory or other limitations applicable to the Funds, may affect the courses of action available to PIMCO-advised accounts (including certain Funds) that invest in the Funds in a manner that is detrimental to such investing accounts. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments. To the extent portfolio managers of a Fund or other PIMCO-sponsored account acting as investing account come into possession of MNPI regarding a Fund that is a current or potential underlying account in connection with their official duties (including potentially serving as portfolio manager of one or more such underlying accounts), portfolio managers of the Fund (or other PIMCO-sponsored account) acting as investing account may not base trading decisions for such investing accounts on MNPI relating to any Fund acting as underlying account.

Because PIMCO is affiliated with Allianz SE, a large multi-national financial institution (together with its affiliates, “Allianz”), conflicts similar to those described below may occur between the Funds or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Funds or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Funds or other accounts managed by PIMCO (each, a “Client,” and collectively, the “Clients”). In addition, because certain Clients are affiliates of PIMCO or have

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investors who are affiliates or employees of PIMCO, PIMCO may have incentives to resolve conflicts of interest in favor of these Clients over other Clients.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of a portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Cross Trades. A potential conflict of interest may arise in instances where a Fund buys an instrument from a Client or sells an instrument to a Client (each, a “cross trade”). Such conflicts of interest may arise, among other reasons, as a result of PIMCO representing the interests of both the buying party and the selling party in the cross trade or because the price at which the instrument is bought or sold through a cross trade may not be as favorable as the price that might have been obtained had the trade been executed in the open market. PIMCO effects cross trades when appropriate pursuant to procedures adopted under applicable rules and SEC guidance. Among other things, such procedures require that the cross trade is consistent with the respective investment policies and investment restrictions of both parties and is in the best interests of both the buying and selling accounts.

Selection of Service Providers. PIMCO, its affiliates and its employees may have relationships with service providers that recommend, or engage in transactions with or for, a Fund, and these relationships may influence PIMCO’s selection of these service providers for a Fund. Additionally, as a result of these relationships, service providers may have conflicts that create incentives for them to promote the Fund over other funds or financial products. In such circumstances, there is a conflict of interest between PIMCO and a Fund if the Funds determine not to engage or continue to engage these service providers.

Investment Opportunities. A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for one or more Clients, including Clients with similar names, investment objectives and policies, and/or portfolio management teams, but may not be available in sufficient quantities for all accounts to participate fully. In addition, regulatory issues applicable to PIMCO or the Funds or other accounts may result in the Funds not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Fund and another Client. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

PIMCO seeks to allocate orders across eligible Client accounts with similar investment guidelines and objectives fairly and equitably over time, taking into consideration relevant factors including without limitation: the nature of the security or instrument and associated risk characteristics, applicable Client account investment restrictions and guidelines, including regulatory restrictions; Client account-specific investment objectives, restrictions and other Client instructions, as applicable; risk tolerances; amounts of available cash; the need to rebalance a Client account’s portfolio (e.g., due to investor contributions and redemptions); whether the allocation would result in a Client account receiving a de minimis amount or an amount below the established minimum quantity; regulatory requirements; the origin of the investment; the bases for an issuer’s allocation to PIMCO; the availability of certain trading platforms for a Client account; and other Client account-specific factors. As part of PIMCO’s trade allocation process, portions of new fixed income investment opportunities are distributed among Client account categories where the relevant portfolio managers seek to participate in the investment. Those portions are then further allocated among the Client accounts within such categories pursuant to PIMCO’s trade allocation policy. Portfolio managers managing quantitative strategies and specialized accounts, such as those focused on international securities, mortgage-backed securities, bank loans, or other specialized asset classes, will likely receive an increased distribution of new fixed income investment opportunities where the investment involves a quantitative strategy or specialized asset class that matches the investment objective or focus of the Client account category, which may adversely affect a Client account. In addition, quantitative strategies and certain other Client account types will have access to certain trading platforms in PIMCO’s discretion that may result in priority of trade allocations over other Client accounts or more favorable execution. PIMCO seeks to allocate fixed income investments to Client accounts with the general purpose of maintaining consistent concentrations across similar accounts and achieving, as nearly as possible, portfolio characteristic parity among such accounts. Client accounts furthest from achieving portfolio characteristic parity typically receive priority in allocations. With respect to an order to buy or sell an equity security in the secondary market, PIMCO seeks to allocate the order across Client accounts with similar investment guidelines and investment styles fairly and equitably over time, taking into consideration the relevant factors discussed above.

Any particular allocation decision among Client accounts may be more or less advantageous to any one Client or group of Clients, and certain allocations will, to the extent consistent with PIMCO’s fiduciary obligations, deviate from a pro rata basis among Clients in order to address for example, differences in legal, tax, regulatory, risk management, concentration, exposure, Client guideline limitations and/or mandate or strategy considerations for the relevant Clients. PIMCO may determine that an investment opportunity or particular purchases or sales are appropriate for one or more Clients, but not appropriate for other Clients, or are appropriate or suitable for, or available to, Clients but in different sizes, terms, or timing than is appropriate or suitable for other Clients. For example, some Clients have higher risk tolerances than other Clients, such as private funds, which, in turn, allows PIMCO to allocate a wider variety and/or greater percentage of certain types of investments (which may or may not outperform other types of investments) to such Clients. Further, the respective risk tolerances of different types of Clients may change over time as market conditions change. Those Clients receiving an increased allocation as a result of the effect of their respective risk tolerance may be Clients that pay higher investment management fees or that pay incentive fees. In addition, certain Client account categories focusing on certain types of investments or asset classes will be given priority in new issue distribution and allocation with respect to the investments or asset classes that are the focus of their investment mandate. PIMCO may also take into account the bases for an issuer’s allocation to PIMCO, for example, by giving priority allocations to Client accounts holding existing positions in the issuer’s debt if the issuer’s allocation to PIMCO is based on such holdings. PIMCO also may determine not to allocate to or purchase or sell for certain Clients all investments for which all Clients may be eligible. Legal, contractual, or regulatory issues and/or related expenses applicable to PIMCO or one or more Clients may result in certain Clients not receiving securities that may otherwise be appropriate for them or may result in PIMCO selling securities out of Client accounts even if it might otherwise be beneficial to continue to hold them. Additional factors that are taken into account in the distribution and allocation of investment opportunities to Client accounts include, without limitation: ability to utilize leverage and

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risk tolerance of the Client account; the amount of discretion and trade authority given to PIMCO by the Client; availability of other similar investment opportunities; the Client account’s investment horizon and objectives; hedging, cash and liquidity needs of the portfolio; minimum increments and lot sizes; and underlying benchmark factors. Given all of the foregoing factors, the amount, timing, structuring, or terms of an investment by a Client, including a Fund, may differ from, and performance may be lower than, investments and performance of other Clients, including those that may provide greater fees or other compensation (including performance-based fees or allocations) to PIMCO. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

From time to time, PIMCO may take an investment position or action for one or more Clients that may be different from, or inconsistent with, an action or position taken for one or more other Clients having similar or differing investment objectives. These positions and actions may adversely impact, or in some instances may benefit, one or more affected Clients (including Clients that are PIMCO affiliates) in which PIMCO has an interest, or which pays PIMCO higher fees or a performance fee. For example, a Client may buy a security and another Client may establish a short position in that same security. Such inconsistent positions may arise with respect to quantitative/systematic strategies, for example, when the investment model establishes a short position, and one or more other Clients maintain a long position. The subsequent short sale may result in a decrease in the price of the security that the other Client holds. Similarly, transactions or investments by one or more Clients may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of another Client.

When PIMCO implements for one Client a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies of another Client, market impact, liquidity constraints or other factors could result in one or more Clients receiving less favorable trading results, the costs of implementing such portfolio decisions or strategies could be increased or such Clients could otherwise be disadvantaged. On the other hand, potential conflicts may also arise because portfolio decisions regarding a Client may benefit other Clients. For example, the sale of a long position or establishment of a short position for a Client may decrease the price of the same security sold short by (and therefore benefit) other Clients, and the purchase of a security or covering of a short position in a security for a Client may increase the price of the same security held by (and therefore benefit) other Clients.

Under certain circumstances, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment. In addition, to the extent permitted by applicable law, a Client may also engage in investment transactions that may result in other Clients being relieved of obligations, or that may cause other Clients to divest certain investments (e.g., a Client may make a loan to, or directly or indirectly acquire securities or indebtedness of, a company that uses the proceeds to refinance or reorganize its capital structure, which could result in repayment of debt held by another Client). Such Clients (or groups of Clients) may have conflicting interests and objectives in connection with such investments, including with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment and the timeframe for, and method of, exiting the investment. When making such investments, PIMCO may do so in a way that favors one Client over another Client, even if both Clients are investing in the same security at the same time. Certain Clients may invest on a “parallel” basis (i.e., proportionately in all transactions at substantially the same time and on substantially the same terms and conditions). In addition, other accounts may expect to invest in many of the same types of investments as another account. However, there may be investments in which one or more of such accounts does not invest (or invests on different terms or on a non-pro rata basis) due to factors such as legal, tax, regulatory, business, contractual or other similar considerations or due to the provisions of a Client’s governing documents. Decisions as to the allocation of investment opportunities among such Clients present numerous conflicts of interest, which may not be resolved in a manner that is favorable to a Client’s interests. To the extent an investment is not allocated pro rata among such entities, a Client could incur a disproportionate amount of income or loss related to such investment relative to such other Client.

In addition, Clients may invest alongside one another in the same underlying investments or otherwise pursuant to a substantially similar investment strategy as one or more other Clients. In such cases, certain Clients may have preferential liquidity and information rights relative to other Clients holding the same investments, with the result that such Clients will be able to withdraw/redeem their interests in underlying investments in priority to Clients who may have more limited access to information or more restrictive withdrawal/redemption rights. Clients with more limited information rights or more restrictive liquidity may therefore be adversely affected in the event of a downturn in the markets.

Although PIMCO generally does not actively trade or manage assets on its own behalf, from time to time, PIMCO or an affiliate may invest on its own behalf, as principal, for strategic or other reasons (a proprietary investment). This may occur, for example, when the investment is an equity interest (e.g., stock or warrants) made in connection with PIMCO’s use of a product or service supplied by the issuer. In connection with these proprietary investments, PIMCO may eventually hold common stock or other publicly traded equity and may ultimately dispose of or hedge its exposure, as principal, to such proprietary investment. Such proprietary investments may be suitable for, or alternatively competitive with, a Client. In either case, PIMCO is permitted to allocate such investments away from a Client to PIMCO.

These proprietary investments can ultimately result in conflicts with Clients that also invest (including debt and equity investments) in or transact with the issuer or with other companies which may be transacting with the issuer. In other cases, a Client may be prohibited from making or disposing of an investment in the proprietary investment, or a related instrument, even when it would be in the Client’s best interest to do so. Although PIMCO will seek to mitigate and address such conflicts in a fair and reasonable manner, it may not be able to do so, and will have an incentive to favor PIMCO’s interests over the Client’s interests. PIMCO generally seeks to avoid committing to such investments if they would otherwise be suitable for and there is an investment interest on behalf of a Client; however, there is no guarantee that such measures will adequately mitigate the potential or actual conflicts, and PIMCO will have an incentive to favor its interests over a Client’s interests.

Further, potential conflicts may be inherent in PIMCO’s use of multiple strategies. For example, conflicts will arise in cases where different Clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more Clients may own private securities or obligations of an issuer and other Clients may own or seek to acquire private securities of the same issuer. For example, a Client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other Clients have an equity investment, or may invest in senior debt obligations of an issuer for one Client and junior debt obligations or equity of the same issuer for another Client.

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PIMCO may also, for example, direct a Client to invest in a tranche of a structured finance vehicle, such as a CLO or CDO, where PIMCO is also, at the same or different time, directing another Client to make investments in a different tranche of the same vehicle, which tranche’s interests may be adverse to other tranches. PIMCO may also cause a Client to purchase from, or sell assets to, an entity, such as a structured finance vehicle, in which other Clients may have an interest, potentially in a manner that will have an adverse effect on the other Clients. There may also be conflicts where, for example, a Client holds certain debt or equity securities of an issuer, and that same issuer has issued other debt, equity or other instruments that are owned by other Clients or by an entity, such as a structured finance vehicle, in which other Clients have an interest.

In each of the situations described above, PIMCO may take actions with respect to the assets held by one Client that are adverse to the other Clients, for example, by foreclosing on loans, by putting an issuer into default, or by exercising rights to purchase or sell to an issuer, causing an issuer to take actions adverse to certain classes of securities, or otherwise. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers or taking any other actions, PIMCO may find that the interests of a Client and the interests of one or more other Clients could conflict. In these situations, decisions over items such as whether to make the investment or take an action, proxy voting, corporate reorganization, how to exit an investment, or bankruptcy or similar matters (including, for example, whether to trigger an event of default or the terms of any workout) may result in conflicts of interest. Similarly, if an issuer in which a Client and one or more other Clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, decisions over the terms of any workout will raise conflicts of interests (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, a debt holder may be better served by a liquidation of the issuer in which it may be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders. In some cases PIMCO may refrain from taking certain actions or making certain investments on behalf of Clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory or other effects on PIMCO, or may sell investments for certain Clients (in each case potentially disadvantaging the Clients on whose behalf the actions are not taken, investments not made, or investments sold). In other cases, PIMCO may not refrain from taking actions or making investments on behalf of certain Clients that have the potential to disadvantage other Clients. In addition, PIMCO may take actions or refrain from taking actions in order to mitigate legal risks to PIMCO or its affiliates or its Clients even if disadvantageous to a Client’s account. Moreover, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment.

Additionally, certain conflicts may exist with respect to portfolio managers who make investment decisions on behalf of several different types of Clients. Such portfolio managers may have an incentive to allocate trades, time or resources to certain Clients, including those Clients who pay higher investment management fees or that pay incentive fees or allocations, over other Clients. These conflicts may be heightened with respect to portfolio managers who are eligible to receive a performance allocation under certain circumstances as part of their compensation.

From time to time, PIMCO personnel may come into possession of MNPI which, if disclosed, might affect an investor’s decision to buy, sell or hold a security. Should a PIMCO employee come into possession of MNPI with respect to an issuer, he or she generally will be prohibited from communicating such information to, or using such information for the benefit of, Clients, which could limit the ability of Clients to buy, sell or hold certain investments, thereby limiting the investment opportunities or exit strategies available to Clients. In addition, holdings in the securities or other instruments of an issuer by PIMCO or its affiliates may affect the ability of a Client to make certain acquisitions of or enter into certain transactions with such issuer. PIMCO has no obligation or responsibility to disclose such information to, or use such information for the benefit of, any person (including Clients). Moreover, restrictions imposed by or through third-party automated trading platforms could affect a Client’s ability to transact through, or the quality of execution achieved through, such platforms.

PIMCO maintains one or more restricted lists of companies whose securities are subject to certain trading prohibitions due to PIMCO’s business activities. PIMCO may restrict trading in an issuer’s securities if the issuer is on a restricted list or if PIMCO has MNPI about that issuer. In some situations, PIMCO may restrict Clients from trading in a particular issuer’s securities in order to allow PIMCO to receive MNPI on behalf of other Clients. A Client may be unable to buy or sell certain securities until the restriction is lifted, which could disadvantage the Client. PIMCO may also be restricted from making (or divesting of) investments in respect of some Clients but not others. In some cases, PIMCO may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice relating to certain securities if a security is restricted due to MNPI or if PIMCO is seeking to limit receipt of MNPI.

PIMCO may conduct litigation or engage in other legal actions on behalf of one or more Clients. In such cases, Clients may be required to bear certain fees, costs, expenses and liabilities associated with the litigation. Other Clients that are or were investors in, or otherwise involved with, the subject investments may or may not (depending on the circumstances) be parties to such litigation actions, with the result that certain Clients may participate in litigation actions in which not all Clients with similar investments may participate, and such non-participating Clients may benefit from the results of such litigation actions without bearing or otherwise being subject to the associated fees, costs, expenses and liabilities. PIMCO, for example, typically does not pursue legal claims on behalf of its separate accounts. Furthermore, in certain situations, litigation or other legal actions pursued by PIMCO on behalf of a Client may be brought against or be otherwise adverse to a portfolio company or other investment held by a Client.

The foregoing is not a complete list of conflicts to which PIMCO or Clients may be subject. PIMCO seeks to review conflicts on a case-by-case basis as they arise. Any review will take into consideration the interests of the relevant Clients, the circumstances giving rise to the conflict, applicable PIMCO policies and procedures, and applicable laws. Clients (and investors in the Funds) should be aware that conflicts will not necessarily be resolved in favor of their interests and may in fact be resolved in a manner adverse to their interests. PIMCO will attempt to resolve such matters fairly, but even so, matters may be resolved in favor of other Clients which pay PIMCO higher fees or performance fees or in which PIMCO or its affiliates have a significant proprietary interest. Clients (and investors in the Funds) should also be aware that a Fund may experience losses associated with decisions or actions directly or indirectly attributable to PIMCO, and PIMCO may determine whether compensation to the Fund for such losses is appropriate in view of its standard of care. PIMCO will attempt to resolve such matters fairly subject to applicable PIMCO policies and procedures, and applicable laws, but even so, such matters may not be resolved in favor of Clients’ (and Fund investors’) interests and may in fact be resolved in a manner adverse to their interests. There can be no assurance that any actual or potential conflicts of interest will not result in a particular Client or group of Clients receiving less favorable investment terms in or returns from certain investments than if such conflicts of interest did not exist.

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Conflicts like those described above may also occur between Clients, on the one hand, and PIMCO or its affiliates, on the other. These conflicts will not always be resolved in favor of the Client. In addition, because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described above may occur between clients of PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to PIMCO’s Clients. In many cases PIMCO will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect Client performance. In addition, certain regulatory or internal restrictions may prohibit PIMCO from using certain brokers or investing in certain companies (even if such companies are not affiliated with Allianz) because of the applicability of certain laws and regulations or internal Allianz policies applicable to PIMCO, Allianz SE or their affiliates. An account’s willingness to negotiate terms or take actions with respect to an investment may also be, directly or indirectly, constrained or otherwise impacted to the extent Allianz SE, PIMCO, and/or their affiliates, directors, partners, managers, members, officers or personnel are also invested therein or otherwise have a connection to the subject investment (e.g., serving as a trustee or board member thereof).

Certain service providers to the Funds are expected to be owned by or otherwise related to or affiliated with a Client, and in certain cases, such service providers are expected to be, or are owned by, employed by, or otherwise related to, PIMCO, Allianz SE, their affiliates and/or their respective employees, consultants and other personnel. PIMCO may, in its sole discretion, determine to provide, or engage or recommend an affiliate of PIMCO to provide certain services to the Funds, instead of engaging or recommending one or more third parties to provide such services. Subject to the governance requirements of a particular fund and applicable law, PIMCO or its affiliates, as applicable, will receive compensation in connection with the provision of such services. As a result, PIMCO faces a conflict of interest when selecting or recommending service providers for the Funds. Fees paid to an unaffiliated service provider will be determined in PIMCO’s commercially reasonable discretion, taking into account the relevant facts and circumstances, and consistent with PIMCO’s responsibilities. Although PIMCO has adopted various policies and procedures intended to mitigate or otherwise manage conflicts of interest with respect to affiliated service providers, there can be no guarantee that such policies and procedures (which may be modified or terminated at any time in PIMCO’s sole discretion) will be successful.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

PIMCO has implemented policies and procedures relating to, among other things, portfolio management and trading practices, personal investment transactions, insider trading, gifts and entertainment, and political contributions that seek to identify, manage and/or mitigate actual or potential conflicts of interest and resolve such conflicts appropriately if they occur. PIMCO seeks to resolve any actual or potential conflicts in each client’s best interest. For more information regarding PIMCO’s actual or potential conflicts of interest, please refer to Item 10 and Item 11 in PIMCO’s Form ADV, Part 2A.

PLFA

From time to time, a potential conflict of interest may arise between a portfolio manager’s management of the PSF Avantis Balanced Allocation Portfolio, [an ESG Portfolio,] a Portfolio Optimization Portfolio or a Pacific Dynamix Portfolio, on the one hand, and the PSF Avantis Balanced Allocation Portfolio, [other ESG Portfolio,] other Portfolio Optimization Portfolios, other Pacific Dynamix Portfolios or the Underlying Funds managed by PLFA on the other hand. This might occur, for example, if an Underlying Fund in which the Portfolio Optimization Portfolios and/or multiple Pacific Dynamix Portfolios invest has limited capacity for further investment; or if certain Underlying Funds are more profitable than others. PLFA has a process in place to address these types of risks. In addition, for certain Funds of the Trust that have more than one sub-adviser or more than one strategy, PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund with regard to the allocation of Fund assets. For example, the use of one strategy of a Fund that provides greater profitability to PLFA than the other may create an incentive for PLFA to use that strategy. PLFA seeks to identify and address any potential conflicts in a manner that is fair to a Fund and its shareholders. PLFA has adopted a policy under which investment decisions for a Fund must be made in the best interests of the Fund and its shareholders.

PGI

PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI’s trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.

If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or “bunched” basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.

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Principal REI

Principal REI has its own trading platform and personnel that perform trade-related functions. Where applicable, Principal REI trades on behalf of its own clients. Such transactions are executed in accordance with Principal REI’s trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. Principal REI acts as discretionary investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Principal REI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.

If, in carrying out the investment objectives of its respective clients, occasions arise in which Principal REI deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, Principal REI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or “bunched” basis. Principal REI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of Principal REI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.

Putnam

Like other investment professionals with multiple clients, the Portfolio Managers of Putman may face certain potential conflicts of interest in connection with managing both the Trust’s fund and other accounts at the same time. This section describes some of these potential conflicts, but is not a complete description of every potential conflict that could be deemed to exist.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts in matters such as trade allocation, trade execution timing or price, or portfolio manager focus. Putnam attempts to address these potential conflicts of interest through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. Putnam has also implemented trade oversight and review procedures, which include oversight by internal committees, in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Managers have personal investments in other accounts that may create an incentive to favor those accounts. Putnam’s policy is to treat advisory accounts in which portfolio managers or the firm may have investments in the same manner as client accounts for purposes of trading allocation — neither favoring nor disfavoring them except as is legally required.

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. Putnam’s trading desk may, to the extent permitted by applicable laws and regulations and where practicable, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Special rules exist for accounts that may only place trades at execution-only rates due to legal or other client requirements, and for specialty, regional or sector accounts. Trade allocations are reviewed on a regular basis as part of Putnam’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Putnam has adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. Depending on goals or other factors, the Portfolio Managers may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. As noted above, Putnam has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

SSGA FM

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally allocate to the opportunity. Similar

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conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee, as applicable. Another potential conflict may arise when the portfolio manager has a personal investment in one or more accounts that participate in transactions with other accounts. His or her personal investment(s) may create an incentive for the portfolio manager to favor one account over another. SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. With respect to conflicts arising from personal investments, all employees, including portfolio managers, must comply with personal trading controls established by each of SSGA FM’s and the SSGA Trusts’ Code of Ethics.

T. Rowe Price

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, exchange-traded funds, business development companies, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, private funds, and common trust funds. T. Rowe Price also provides non-discretionary advice to institutional investors in the form of delivery of model portfolios. Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. T. Rowe Price and the T. Rowe Price funds have adopted various compliance policies and procedures that seek to address and mitigate certain of the potential conflicts that T. Rowe Price and its investment personnel may face in this regard. Certain of these conflicts of interest are summarized below.

Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that they believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Investments made by a fund and the results achieved by a fund at any given time are not expected to be the same as those made by other funds for which T. Rowe Price acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a fund. This may be attributable to a wide variety of factors, including, but not limited to, large shareholder purchases or redemptions or specific investment restrictions.

The T. Rowe Price funds may generally not purchase shares of stock issued by T. Rowe Price Group, Inc. However, a T. Rowe Price Index Fund is permitted to make such purchases to the extent T. Rowe Price Group, Inc. is represented in the benchmark index the fund is designed to track. T. Rowe Price may execute securities transactions with, and the T. Rowe Price funds and other accounts managed by T. Rowe Price may invest in, the securities of the Funds’ service providers. In addition, other T. Rowe Price accounts may use the same service providers as the T. Rowe Price funds for the same or different services.

T. Rowe Price and its affiliates furnish investment management and advisory services to numerous clients in addition to the T. Rowe Price funds, and T. Rowe Price or its affiliates may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which have performance or higher fees paid to T. Rowe Price), which may be the same as or different from those made to a T. Rowe Price fund. The management of funds or other accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest by creating an incentive to favor accounts that pay higher fees, including performance fee accounts. T. Rowe Price, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale T. Rowe Price recommends to the T. Rowe Price funds. In addition, T. Rowe Price may refrain from rendering any advice or services concerning securities of companies of which any of T. Rowe Price’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which T. Rowe Price or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material nonpublic information.

Additional potential conflicts may be inherent in our use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own private securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer. For example, a client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, is involved in a merger or acquisition or a going private transaction, decisions over the terms of any workout or transaction will raise conflicts of interests. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, as the securities they hold will likely have different voting rights, dividend or repayment priorities or other features that could be in conflict with one another. Clients should be aware that conflicts will not necessarily be resolved in favor of their interests.

In some cases, T. Rowe Price or its affiliates may refrain from taking certain actions or making certain investments on behalf of clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory actions or other implications for T. Rowe Price or its affiliates, or may sell investments for certain clients, in such case potentially disadvantaging the clients on whose behalf the actions are not taken, investments not made, or investments sold. In other cases, T. Rowe Price or its affiliates may take actions in order to mitigate legal risks to T. Rowe Price or its affiliates, even if disadvantageous to a client.

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Conflicts such as those described above may also occur between clients on the one hand, and T. Rowe Price or its affiliates, on the other. These conflicts will not always be resolved in the favor of the client. In addition, conflicts may exist between different clients of T. Rowe Price or its affiliates. T. Rowe Price and one or more of its affiliates may operate autonomously from each other and may take actions that are adverse to other clients managed by an affiliate. In some cases, T. Rowe Price or its affiliates will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect T. Rowe Price or its affiliates’ clients. Additional potential conflicts may be inherent in our use of multiple strategies. Regulatory requirements may prohibit T. Rowe Price or its affiliates from investing in certain companies on behalf of some of their clients, including the T. Rowe Price funds, while at the same time not prohibiting T. Rowe Price or its affiliates from making those same investments on behalf of other clients that are not subject to such requirements. T. Rowe Price or its affiliates’ ability to negotiate certain rights, remedies, or take other actions on behalf of the T. Rowe Price funds with respect to an investment also may be limited in situations in which an affiliate of the T. Rowe Price funds (or certain other interested persons) have a direct or indirect interest in the same issuer. When permitted by applicable law, other clients of T. Rowe Price or its affiliates, on the one hand, and one or more T. Rowe Price funds, on the other hand, may invest in or extend credit to different classes of securities or different parts of the capital structure of a single issuer. T. Rowe Price or its affiliates may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of themselves or one or more clients other than the T. Rowe Price funds with respect to an issuer in which a T. Rowe Price fund has invested, and such actions (or refraining from action) may have a material adverse effect on such T. Rowe Price fund. In addition, as a result of regulatory requirements or otherwise, in situations in which T. Rowe Price clients (including the T. Rowe Price funds) hold positions in multiple parts of the capital structure of an issuer, T. Rowe Price or its affiliates may not pursue certain actions that may otherwise be available. T. Rowe Price and its affiliates address these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, T. Rowe Price may determine to rely on one or more information barriers between different advisers, business units, or portfolio management teams, or to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of a client. In these situations, investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and seek to take appropriate measures to ensure that the interests of all clients are fairly represented. As a result of the various conflicts and related issues described in this paragraph, a T. Rowe Price fund could sustain losses during periods in which T. Rowe Price or its affiliates and other clients of T. Rowe Price or its affiliates achieve profits generally or with respect to particular holdings, or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed.

Wellington

Individual investment professionals at Wellington manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Managers make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

A Portfolio Manager or other investment professionals at Wellington may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington receives for managing the Fund. Messrs. Corry and Shakin also manage accounts which pay performance allocations to Wellington or its affiliates. Because incentive payments paid by Wellington to the Portfolio Managers are tied to revenues earned by Wellington and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington periodically review the performance of Wellington’s investment professionals. Although Wellington does not track the time an investment professional spends on a single account, Wellington does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

[New Sub-Adviser]

It is the policy of [__] to make business decisions free from conflict. The Firm’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. The Firm’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain.

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As an asset manager with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of [__], potential conflicts may also arise between [__] and other [__] companies. [__] will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client.

Beneficial Interest of Portfolio Managers

Portfolio managers are not required to own shares of the Fund(s) that they manage on behalf of the Trust. In addition, although the level of a portfolio manager’s securities ownership may be an indicator of his or her confidence in a Fund’s investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable Fund’s performance. In order to own Funds of the Trust, a portfolio manager would need to own a Pacific Life or Pacific Life & Annuity variable life insurance policy (“variable policy”) or variable annuity contract (“variable contract” and together with a variable policy, each a “variable product”). In addition, under the doctrine of investor control (pursuant to case law and IRS revenue rulings), a portfolio manager who owns a variable insurance product which is invested in a fund that they manage may be determined to become a “control owner” of such assets, which could result in a loss of tax deferral status. As of the Trust’s fiscal year ended December 31, 2025, [none] of the portfolio managers beneficially owned shares in the Funds that they manage.

DISTRIBUTION OF TRUST SHARES

Pacific Select Distributors, LLC (“PSD”) serves as the Trust’s principal underwriter and distributor (the “Distributor”) pursuant to a Distribution Agreement (“Distribution Agreement”) with the Trust. The Distributor is located at 700 Newport Center Drive, Newport Beach, CA 92660. The Trust’s shares are offered on a continuous basis. The Distributor is not obligated to sell any specific amount of Trust shares. The Distributor bears all expenses of providing services pursuant to the Distribution Agreement including the costs of sales presentations, mailings, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares. The Distributor is not paid any compensation from the Trust under the Distribution Agreement, although the Distributor is paid or its expenses are covered by Pacific Life or Pacific Life & Annuity in connection with the offering of variable products issued by those insurers. The Distributor is an affiliate of Pacific Life and PLFA.

Managers may from time-to-time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or the Distributor that are attended by, among others, registered representatives of the Distributor, who would receive information and/or training regarding the Funds and their management by the Managers. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and Trustees of the Trust, and spouses/guests of the foregoing. The Trust’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Trust pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or the Distributor. Additional expenses and promotional items may be paid for by Pacific Life and/or Managers.

Marketing Support Arrangements

PSF Avantis Balanced Allocation Portfolio: In consideration for the Distributor providing marketing and distribution services in support of the Balanced Allocation Underlying Funds’ shares advised by Avantis (through the Distributor’s services to support the marketing and sale of the PSF Avantis Balanced Allocation Portfolio), American Century Investment Management, Inc. and American Century Investment Services, Inc. will pay a marketing support fee to the Distributor of 0.06% based on the annual percentage of the average daily net assets of the PSF Avantis Balanced Allocation Portfolio. The fee arrangement is subject to an annual review.

QQQ Plus Bond Alpha Portfolio: In consideration for Invesco Distributors, Inc. providing marketing support services for the QQQ Plus Bond Alpha Portfolio, the Distributor will pay a marketing support fee to Invesco Distributors, Inc. of 0.06% on the first $750 million in assets for this Fund, 0.05% thereafter.

PURCHASES AND REDEMPTIONS

Shares of the Trust are not sold directly to the general public. Class I shares and Class P shares (other than the Pacific Dynamix Underlying Funds) of the Trust are currently offered for purchase by the separate accounts to serve as an investment medium for the variable products issued or administered by Pacific Life and PL&A. Class P shares of the Portfolio Optimization Underlying Funds and the PBA Portfolios are also available for purchase and sale by certain Funds of Funds of the Trust, PLFA and certain of its affiliates. Class P shares of the Pacific Dynamix Underlying Funds are currently only available for purchase and sale by the Pacific Dynamix Portfolios, PLFA and certain of its affiliates. Certain Funds and certain share classes of the Trust may not be available as an underlying investment option for your variable product. For available investment options, consult a variable product prospectus, offering memorandum or the separate account annual report. For variable product purchase information, consult a variable product prospectus by contacting your financial professional or visiting www.PacificLife.com.

Shares of any Fund may be redeemed on any business day upon receipt of a request for redemption from the life insurance company whose separate account owns the shares. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within seven days following receipt of instructions in proper form, or sooner, if required by law. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and scheduled holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders, and at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. Under the 1940 Act, the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

EXCHANGES AMONG THE FUNDS

Variable product owners do not deal directly with the Trust to purchase, redeem, or exchange shares of a Fund, and variable product owners should refer to the prospectus for the applicable Separate Account for information on the allocation of net premiums and on

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transfers of accumulated value among options available under the contract. The Trust has a policy with respect to limitations on transfers. Please refer to the Trust’s Prospectuses for more information on the policy.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions

Investment decisions for the Trust and for the other investment advisory clients of the Adviser, or applicable Manager, are made with a view to achieving their respective investment goals. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients, including a Fund.

It also sometimes happens that the Adviser or Manager purchases or sells the same security for two or more clients. In such instances, transactions in securities will be allocated between the Fund and the Adviser’s or Manager’s other clients in a manner deemed fair and reasonable by the Adviser or Manager. To the extent any Fund seeks to acquire the same security at the same time as another Adviser or Manager client, such Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned. The Adviser or Manager may, at its discretion, aggregate orders for the same security for two or more clients, and then allocate purchases or sales in an equitable manner, providing average prices to all such clients.

Brokerage and Research Services

The Adviser or Manager for a Fund places all orders for the purchase and sale of securities (including exchange-traded funds), options, and futures contracts and other investments for a Fund through a substantial number of brokers and dealers or futures commission merchants selected at its discretion. In executing transactions, the Adviser or Manager will seek to obtain the best net results for a Fund taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm’s risk in positioning a block of securities. In transactions on stock exchanges in the U.S., payments of brokerage commissions are negotiated. In effecting purchases and sales of securities in transactions on U.S. stock exchanges for a Fund, the Adviser or Manager may pay higher commission rates than the lowest available when the Adviser or Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the OTC markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. Consistent with the policy of obtaining the best net results, a portion of a Fund’s brokerage and futures transactions, including transactions on a national securities exchange, may be conducted through an affiliated broker, subject to compliance with Trust policies and applicable law. In addition, all Managers (including the Adviser) that have day-to-day portfolio management responsibilities for Funds have adopted policies regarding their duty to seek best execution for transactions conducted on behalf of these Funds. These policies generally cover the selection of brokers and dealers, order aggregation, allocation of orders, affiliated transactions, and brokerage and research services (soft dollars), as applicable.

There is generally no stated commission in the case of debt securities, which are traded in the OTC markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker could charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions.

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As permitted by Section 28(e) of the 1934 Act, the Adviser or Manager may cause a Fund to pay a broker-dealer, which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser or Manager, a commission amount that exceeds the amount charged by another broker-dealer because of the value of the brokerage and research services provided. For many years, it has been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services from broker-dealers which execute transactions for the clients of such advisers. Consistent with this practice, the Adviser or Manager for a Fund may receive brokerage and research services from many broker-dealers with which the Adviser or Manager places the Fund’s transactions. The Adviser or Manager for a Fund may also receive research or research credits from brokers or the Trust’s transitioning agent (in connection with manager transitions, reorganizations and asset allocation rebalancing), which are generated from underwriting commissions when purchasing new issues of debt securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser or Manager in advising its various clients (including the Trust), although not all of these services are necessarily useful and of value in managing a Fund within the Trust. The advisory fee paid by a Fund is not reduced because the Adviser or Manager and its affiliates receive such services.

As noted above, the Adviser or Manager may purchase new issues of securities for a Fund in underwritten fixed price offerings. In those situations, the underwriter or selling group member may provide the Adviser or Manager with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, or other advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances, although compliance with these rules does not necessarily ensure compliance with all federal securities laws. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

The following table lists Funds that incurred brokerage commissions during the fiscal years ended:

[To be Updated by Amendment]

Fund	12/31/25[1]		12/31/24[1]		12/31/23 [1]
Bond Plus Portfolio[2]	$	[__]	$577		$—
Diversified Bond Portfolio[3]	$	[__]	$175,943		$815,046
Dividend Growth Portfolio	$	[__]	$75,397		$63,966
Emerging Markets Portfolio[4]	$	[__]	$1,158,607	[5]	$781,298
Equity Index Portfolio	$	[__]	$58,518		$33,318
Floating Rate Income Portfolio	$	[__]	$—		$54,244
Focused Growth Portfolio	$	[__]	$228,997		$219,313
Growth Portfolio	$	[__]	$86,553		$49,689
Health Sciences Portfolio	$	[__]	$50,574		$64,637
Hedged Equity Portfolio	$	[__]	$106,385		$65,089
High Yield Bond Portfolio	$	[__]	$—		$2,356
Inflation Managed Portfolio	$	[__]	$24,210		$29,855
International Equity Plus Bond Alpha Portfolio[2]	$	[__]	$676		$—
International Growth Portfolio	$	[__]	$649,228		$548,847
International Large-Cap Portfolio	$	[__]	$120,565		$86,455
International Small-Cap Portfolio	$	[__]	$91,621		$49,959
International Value Portfolio	$	[__]	$300,673		$290,805
Large-Cap Core Portfolio	$	[__]	$430,900		$146,411
Large-Cap Growth Portfolio	$	[__]	$414,646		$138,658
Large-Cap Plus Bond Alpha Portfolio[2]	$	[__]	$1,867		$—
Large-Cap Value Portfolio [6]	$	[__]	$141,876		$173,434
Mid-Cap Plus Bond Alpha Portfolio [7]	$	[__]	$33,830		$213,708
Mid-Cap Growth Portfolio [8]	$	[__]	$196,970		$156,091
Mid-Cap Value Portfolio	$	[__]	$142,498		$205,072
PD Emerging Markets Index Portfolio	$	[__]	$43,868		$34,668
PD International Large-Cap Index Portfolio	$	[__]	$7,677		$9,750
PD Large-Cap Growth Index Portfolio	$	[__]	$28,062		$23,120
PD Large-Cap Value Index Portfolio	$	[__]	$45,005		$19,029
PD Mid-Cap Index Portfolio	$	[__]	$26,931		$21,529
PD Small-Cap Growth Index Portfolio	$	[__]	$27,839		$27,494
PD Small-Cap Value Index Portfolio	$	[__]	$54,998		$97,188

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PSF Avantis Balanced Allocation Portfolio	$	[__]	$—	$—
QQQ Plus Bond Alpha Portfolio[2]	$	[__]	$640	$—
Real Estate Portfolio	$	[__]	$153,126	$75,778
Small-Cap Equity Portfolio	$	[__]	$240,811	$173,169
Small-Cap Growth Portfolio [9]	$	[__]	$355,926	$136,175
Small-Cap Index Portfolio	$	[__]	$139,999	$97,188
Small-Cap Plus Bond Alpha Portfolio[2]	$	[__]	$383	$—
Small-Cap Value Portfolio[10]	$	[__]	$388,833	$178,123
Technology Portfolio[11]	$	[__]	$82,459	$13,212
Total Return Portfolio	$	[__]	$70,613	$77,995
Value Advantage Portfolio	$	[__]	$275,110	$78,646
Value Portfolio [12]	$	[__]	$195,311	$162,269

[1]	Increases/decreases in brokerage commissions from one year to the next are generally due to increased/decreased trading activity and/or an increase or decrease in portfolio assets.

[2]	Bond Plus Portfolio, International Equity Plus Bond Alpha Portfolio, Large-Cap Plus Bond Alpha Portfolio, and Small-Cap Plus Bond Alpha Portfolio commenced operations on October 31, 2024 and QQQ Plus Bond Alpha Portfolio commenced operations on October 15, 2024. As such, there were no brokerage commissions paid prior to that date for these Funds.

[3]	Loomis Sayles became the sub-adviser of the Diversified Bond Portfolio on November 1, 2023. Western Asset Management Company, LLC served as sub-adviser prior to that date.

[4]	GSAM became the sub-adviser of the Emerging Markets Portfolio on May 1, 2025. Invesco served as sub-adviser prior to that date.

[5]	Of this amount, $776 was paid to Invesco Capital Markets, Inc., an affiliate of Invesco Advisers, Inc., during the fiscal year 2024 and $1,283 for the fiscal year 2023. For the fiscal year 2024, 0.09% of the aggregate brokerage commissions were paid to Invesco Capital Markets, Inc. and 0.07% of the aggregate dollar amount of transactions involving payment of commissions were transacted through affiliated brokerage transactions with Invesco Capital Markets, Inc. in compliance with Rule 17e-1.

[6]	[ ] became the sub-adviser of the Large-Cap Value Portfolio on May 1, 2026. ClearBridge Investments, LLC served as sub-adviser prior to that date.

[7]	Effective November 1, 2024, Fidelity Diversifying Solutions became the sub-adviser of the Fund and the Fund changed its name from Mid-Cap Equity Portfolio to Mid-Cap Plus Bond Alpha Portfolio. Blackrock Investment Management, LLC became the sub-adviser of the Mid-Cap Equity Portfolio on November 1, 2023. Scout Investments, Inc served as sub-adviser prior to that date.

[8]	Federated became the sub-adviser of the Mid-Cap Growth Portfolio on May 1, 2025. Delaware Investments Fund Advisers served as sub-adviser prior to that date.

[9]	GSAM became the sub-adviser of the Small-Cap Growth Portfolio on November 1, 2025. MFS served as sub-adviser prior to that date.

[10]	American Century, through its division Avantis, became the sub-adviser of the Small-Cap Value Portfolio on May 1, 2024. AllianceBernstein L.P. served as the sub-adviser prior to that date.

[11]	FIAM became the sub-adviser of the Technology Portfolio on May 1, 2024. MFS Investment Management served as sub-adviser prior to that date.

[12]	Putnam became the sub-adviser of the Value Portfolio on November 1, 2024. American Century served as sub-adviser prior to that date.

For the fiscal year ended December 31, 2025, each of the following Funds, through the Adviser or their respective Manager(s), paid the brokerage commissions noted to firms that may have provided eligible research and/or brokerage services:

[To be Updated by Amendment]

Fund	Soft Dollar Commissions		Trade Amount resulting in those Commissions
Dividend Growth Portfolio	$	[__]	$	[__]
Emerging Markets Portfolio	$	[__]	$	[__]
Equity Index Portfolio	$	[__]	$	[__]
Focused Growth Portfolio	$	[__]	$	[__]
Growth Portfolio	$	[__]	$	[__]
Health Sciences Portfolio	$	[__]	$	[__]
International Growth Portfolio	$	[__]	$	[__]
Large-Cap Core Portfolio	$	[__]	$	[__]
Large-Cap Growth Portfolio	$	[__]	$	[__]
Large-Cap Value Portfolio	$	[__]	$	[__]
Mid-Cap Growth Portfolio	$	[__]	$	[__]
Mid-Cap Value Portfolio	$	[__]	$	[__]
PD Large-Cap Growth Index Portfolio	$	[__]	$	[__]
PD Large-Cap Value Index Portfolio	$	[__]	$	[__]
PD Mid-Cap Index Portfolio	$	[__]	$	[__]
PD Small-Cap Growth Index Portfolio	$	[__]	$	[__]
PD Small-Cap Value Index Portfolio	$	[__]	$	[__]
Real Estate Portfolio	$	[__]	$	[__]
Small-Cap Equity Portfolio	$	[__]	$	[__]
Small-Cap Growth Portfolio	$	[__]	$	[__]
Small-Cap Index Portfolio	$	[__]	$	[__]

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Small-Cap Value Portfolio	$	[__]	$	[__]
Technology Portfolio	$	[__]	$	[__]
Value Advantage Portfolio	$	[__]	$	[__]
Value Portfolio	$	[__]	$	[__]

During the fiscal year ended December 31, 2025, the [____________] Portfolios acquired and sold securities of their Regular Broker-Dealers (as defined in the table below) and/or their Regular Broker-Dealers’ parent company. As of December 31, 2025, the following Funds held securities of their Regular Broker-Dealers and/or their Regular Broker-Dealers’ parent company as follows (in alphabetical order):

Fund	Regular Broker-Dealers[1]	Value of Securities
[__]	[__]	[__]

[1]	“Regular Broker-Dealers” means the top ten firms which the Manager uses, as determined and provided by the Manager, to execute transactions for the Fund(s) it manages. For purposes of determining the top ten firms, transactions executed by the Trust’s transitioning agent (in connection with manager transitions, reorganizations, asset allocation rebalancing, etc.) are excluded.

The [ESG Portfolios,] PSF Avantis Balanced Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios invest primarily in their respective Underlying Funds and generally do not incur commissions or sales charges in connection with investments in the Underlying Funds, but they may incur such costs if they invest directly in exchange-traded funds. Accordingly, the following description is relevant for all Funds.

Portfolio Turnover

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, generally long-term securities are included and the purchase and sale of certain investments such as most derivative instruments, investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of investment are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each of the Funds will vary from year to year, depending on market conditions and trading opportunities. Such changes do not necessarily reflect a change in long-term trading strategies of the Managers. Any changes in portfolio turnover rates which are less than 100% change from the prior year’s rates are not considered significant. Changes in Managers and investment personnel and reorganizations of Funds may result in the sale of portfolio securities, which may increase trading costs and the portfolio turnover for the affected Funds. Significant changes in turnover rates may occur in certain Funds for reasons other than market conditions and trading opportunities. All Funds may engage in active and frequent trading which could result in higher trading costs and reduce performance. The trading strategies of the Diversified Bond Portfolio and Total Return Portfolio generally result in very high and fluctuating turnover rates and changes of approximately 200% in the turnover rates for these Funds are generally not considered significant. The portfolio turnover rate for the [______] Portfolio for the period ended December 31, 2025 compared to the period December 31, 2024 significantly [increased/decreased] as a result of [_________].

The Pacific Dynamix Portfolios and Portfolio Optimization Portfolios invest in Underlying Funds that are Funds of the Trust. As a result, changes to the allocations of the Pacific Dynamix Portfolios and/or Portfolio Optimization Portfolios may result in the transfer of assets from one Underlying Fund to another. These changes, as well as changes in Managers and investment personnel and reorganizations of the Underlying Funds, may result in the purchase or sale of portfolio securities, which may increase trading costs and the portfolio turnover for the affected Underlying Funds. Significant changes in turnover rates may occur in certain Underlying Funds for reasons other than market conditions and trading opportunities. As the [ESG Portfolios and] PSF Avantis Balanced Allocation Portfolio invest in funds that are not series of the Trust, any allocation changes among [the ESG Underlying Funds or] the Balanced Allocation Underlying Funds will not have an impact on other Funds of the Trust.

Disclosure of Portfolio Holdings

The Trust publicly discloses portfolio holdings periodically on the Trust’s website. The unaudited month-end portfolio holdings information for each Fund can be found at www.PacificLife.com/PacificSelectFundMonthlyHoldings.html and are generally posted approximately three to five business days following month-end. There could be delays in reporting month-end holdings for certain Funds as noted on the website (“lag time”). The Trust reserves the right to post holdings for any Fund more frequently than monthly but may subsequently resume monthly posting. Holdings information will remain available on the Trust’s website until the next period’s holdings are posted or longer if required by law. Portfolio holdings will also be included in periodic filings with the SEC.

It is the policy of the Trust to maintain the confidentiality of non-public portfolio holdings information and not to divulge non-public portfolio holdings information to other parties except for legitimate business purposes and then only in accordance with the Trust’s disclosure of portfolio holdings policy and related procedures (“Disclosure of Portfolio Holdings Policy”). The Disclosure of Portfolio Holdings Policy is meant to protect the interests of the Trust’s shareholders and to address potential conflicts of interest that could arise between the interests of the Trust’s shareholders and those of a Trust and Adviser service provider, including the Adviser, a Manager, the Distributor or their affiliates.

More current, non-public holdings information is available to certain service providers in order for such service providers to fulfill their contractual obligations to (or on behalf of) the Trust and Adviser service providers. Such service providers, including (but not limited to) the Adviser, each Manager, the Trust’s custodian, auditors, counsel and Independent Trustees’ counsel, can receive or have access to non-public portfolio holdings without any lag time on an as-needed basis. Each of these service providers has entered into an agreement with the Trust or Adviser whereby the service provider has a contractual duty to maintain the confidentiality of such non-

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public information, as well as not to trade on such information. In addition to the Adviser and each Manager, these service providers include:

BSR & Co. LLP	ICE Data Pricing & Reference Data, LLC
Barra, LLC	Kessler, Topaz, Meltzer & Check, LLP
Bloomberg Finance L.P.	KPMG Limited
Capital Institutional Services, Inc. (CAPIS)	Merrill Communications LLC
Citigroup Global Markets Inc.	Morgan, Lewis & Bockius LLP
Deloitte & Touche LLP	Securities Class Action Services, LLC
Diligent Board Member Services, Inc.	Securities Finance Trust Company (eSecLending)
Ernst & Young LLP	SS&C Technologies, Inc.
Ernst & Young Management Services Inc.	StarCompliance, Inc.
FactSet Research Systems Inc.	State Street Bank and Trust Company
FilePoint EDGAR Services, LLC	State Street Global Markets, LLC
Grant & Eisenhofer P.A.	Toppan Merrill LLC
Institutional Shareholder Services Inc.	Willkie Farr & Gallagher LLP

The release of portfolio holdings information to a party, including the parties listed above, in advance of its release to all shareholders or the general public is permitted by the Disclosure of Portfolio Holdings Policy only when (i) the Trust, the Adviser, or the Manager or other Trust service provider releasing the information has a legitimate business purpose for releasing the information to the recipient, (ii) the release of information is believed not to violate the antifraud provisions of the federal securities laws or the Adviser’s or applicable Manager’s fiduciary duties, and (iii) the recipient is subject to a contractual duty of confidentiality with substantially the same terms and conditions as that of a Trust service provider, including a duty not to trade on the information (which duty may be encompassed by broader language, such as a duty to comply with anti-fraud provisions of, or applicable provisions of, federal securities laws), provided, however that the Adviser or Manager will not trade on such information in a manner inconsistent with applicable law or inconsistent with any internal policy adopted by the firm to govern trading by its employees.

In addition, when the Trust, the Adviser or Managers purchase and sell securities through broker-dealers, engage in OTC trading with certain counterparties (i.e. swap dealers), request bids on securities, or obtain price quotations on securities, the Trust may disclose one or more of its holdings. Companies which clear and settle trades may also have access to portfolio holdings information. The Trust has not entered into formal confidentiality agreements in connection with such situations; however, the Trust would not continue to conduct business with an entity believed to be misusing the disclosed information.

The Trust, or its duly authorized service providers, can disclose portfolio holdings to analysts, rating agencies, or other parties, the day after it has been posted to the Trust’s website or immediately after it has been filed with the SEC in a filing requiring the portfolio holdings to be included. There are no specific individuals or categories of individuals who authorize the release of portfolio holdings.

If the Trust or one of its duly authorized service providers seeks to disclose portfolio holdings to analysts, rating agencies, pricing services, trade and settlement or administrative services companies or any other parties prior to the time such information is made public, such disclosure would be conditioned on the recipient (e.g., a service provider to a Trust service provider) agreeing in writing to treat such portfolio holdings as confidential under substantially the same terms and conditions as that of the Trust’s service providers.

The Trust relies on the contractual obligations of the Trust’s service providers to maintain confidentiality of portfolio holdings information, and currently does not independently monitor the use of such information by service providers. The Trust has an established process whereby Managers are asked to provide written confirmation as to their compliance with the Disclosure of Portfolio Holdings Policy.

No compensation is received by the Trust or the Adviser in connection with the disclosure of portfolio holdings information.

Notwithstanding anything in this section or the Disclosure of Portfolio Holdings Policy, the Trust’s Board of Trustees, its General Counsel or its Chief Compliance Officer (“CCO”) may, on a case-by-case basis, authorize disclosure of the Trust’s portfolio securities, provided that, in their judgment, such disclosure is not inconsistent with the best interests of shareholders and, unless otherwise required by law, subject to the confidentiality requirements set forth in the Disclosure of Portfolio Holdings Policy. Each may also impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure of Portfolio Holdings Policy.

Non-public portfolio holdings information may, from time to time, be released to Pacific Life and PL&A (affiliates of the Adviser), RGA Reinsurance Company, Swiss Re Life, Union Hamilton Reinsurance, Ltd. and any other reinsurance companies with which Pacific Life and PL&A may contract (together, the “Insurers”) in connection with their hedging activities to mitigate certain risks and exposures borne by the Insurers that are associated with variable annuity product riders and the Funds offered as underlying investment options. This information is released to the Insurers only in accordance with the Trust’s Disclosure of Portfolio Holdings Policy (including exceptions from the Policy as permitted therein) and provided subject to written confirmation by the Insurers of their confidentiality obligations and use of the information only for their hedging purposes. Pacific Life has represented to the Trust that the Insurers’ hedging activity, generally accomplished through the trading of index futures, is highly unlikely to have an adverse impact on the Trust or its Funds.

The Trust’s CCO receives reports of violations of the Disclosure of Portfolio Holdings Policy by the Trust, the Adviser, its service providers, and Managers. If such a report is received, and if the CCO, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he or she will report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

NET ASSET VALUE (“NAV”)

Each Fund’s shares are purchased, sold or exchanged at the Fund’s NAV next calculated after a request to buy, sell or exchange shares is received by Pacific Life or PL&A in proper form. The life insurance companies pay for shares they purchase in cash. Similarly, when shares are sold or exchanged, the Trust generally pays the life insurance companies for the shares in cash. The calculation of each Fund’s NAV is discussed further in the Prospectuses.

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The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. As discussed further in the Prospectus, the Trust’s Board has adopted a Valuation Policy for determining the value of the investments of each Fund each business day. Under the Valuation Policy and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee” for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC. Valuation of investments held by the Funds is discussed in the Prospectuses.

As described above, requests to purchase shares of a Fund that are received in proper form and accepted by the Trust receive the NAV next calculated as of the close of the NYSE that day. Note: the time at which transactions are executed and shares are priced may be changed in case of an emergency or if the NYSE closes for the day prior to its scheduled close time. With respect to [the ESG Portfolios or] the PSF Avantis Balanced Allocation Portfolio, purchase orders for shares of [the ESG Portfolios or ]the PSF Avantis Balanced Allocation Portfolio that are received in good order and accepted before the close of business of the NYSE receive the NAV determined on that day. This NAV is determined by the Trust based upon the NAVs of [the ESG Underlying Funds and] the Balanced Allocation Underlying Funds. The corresponding purchase orders for shares of [the ESG Underlying Funds and ]the Balanced Allocation Underlying Funds are placed after the receipt and acceptance of the related order for shares of [the ESG Portfolios and ]the PSF Avantis Balanced Allocation Portfolio and are priced at the NAV as determined by the management of each of [the ESG Underlying Funds and] the Balanced Allocation Underlying Funds, not the Trust. As a result, purchase orders for shares of [the ESG Underlying Funds and] the Balanced Allocation Underlying Funds may not be priced on the same day that purchase orders for shares of [the ESG Portfolios and] the PSF Avantis Balanced Allocation Portfolio are received and accepted and could be priced as of the following trading day.

Pricing/NAV Errors and Corrective Actions

The Adviser will report to the Board any material pricing error in the calculation of the NAV of a Fund. Depending on the nature and size of an error, corrective action may or may not be required. Applicable corrective action may involve a prospective correction of the NAV, compensation to a Fund and/or reprocessing of individual shareholder transactions. The Adviser’s and the Trust’s NAV error corrections policies may limit or restrict when corrective action will be taken or when compensation to a Fund or its shareholders will be paid, and not all mistakes will result in compensable errors. Shareholders will generally not be notified of the occurrence of a compensable error or the resolution thereof absent unusual circumstances. The Adviser and the Trust may at any time, in their discretion and without notice to shareholders, amend or supplement their NAV error correction policies. As discussed in more detail under “How Share Prices Are Calculated” in the Prospectuses, the value of each security or other investment in each Fund may be priced based on quotations provided by various sources. There can be no guarantee that a quotation provided by a pricing source will be accurate.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the Funds and the total return of all Funds in advertisements, sales literature, or reports to shareholders or prospective investors. Total return information for the Trust advertised or included in sales literature may be accompanied by comparable performance information for a separate account to which the Trust offers its shares.

TAXATION

The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in each Fund by the separate accounts of life insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of each Fund as a partnership for federal income tax purposes under Subchapter K of the Code and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with life insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the “Treasury Regulations”) and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of each Fund.

The Trust currently intends that each Fund will be treated as a partnership for federal income tax purposes. A Fund that elects to be treated as a partnership is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund would instead be taken into account by its partners, which would be the life insurance companies whose separate accounts invest in the Fund. It is expected that a variable annuity or variable life insurance contract owner would not be affected by a Fund electing to be treated as a partnership. Pacific Life and PL&A may get certain tax benefits from a Fund electing to be treated as a partnership. These benefits will not be shared with contract owners.

Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds or partnerships underlying variable policies or contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of any Fund, and in particular, the Inflation Managed Portfolio, to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S. government.

If a Fund taxed as a partnership invests in shares of a PFIC, there may be tax consequences to the insurance company partners or a Fund of Funds that is a partner.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, options and similar

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financial instruments gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.

For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the life insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS and the courts, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable policy or contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

The second way that impermissible investor control might exist concerns shareholder actions. Under the IRS pronouncements and the case law, shareholders may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Fund. Shareholders may not select or direct the purchase or sale of a particular investment of a Fund. All investment decisions concerning the Funds must be made by the Manager for such Fund in his or her sole and absolute discretion, and not by the contract owner. Furthermore, shareholders may not communicate directly or indirectly with such a Manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Fund.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict shareholder actions or features of the variable policy or contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax variable product owners currently on income and gains from a Fund such that variable product owners would not derive the tax benefits normally associated with variable life insurance policies or variable contracts. Although highly unlikely, such an event may have an adverse impact on the fund and other variable products.

A Fund that receives dividend income from U.S. sources will annually report certain amounts of its dividends paid as eligible for the dividends received deduction, and a Fund incurring foreign taxes will pass-through allowable foreign tax credits. These benefits, which may be potentially material, will inure only Pacific Life and PL&A and, as mentioned above, will not be shared with shareholders.

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments.

Shareholders of the Funds should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Trust shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. For information concerning the federal income tax consequences to the holder of a variable product, such holders should consult the prospectus for the particular contract.

Distributions

Funds treated as partnerships for federal income tax purposes are not required to distribute taxable income. A Separate Account (the “Partner”) is required to report its respective share of income, gains, losses, deductions, and credits.

OTHER INFORMATION

Capitalization

The Trust was originally organized on May 4, 1987 as a Massachusetts business trust and was reorganized as a Delaware statutory trust on June 30, 2016 pursuant to an Agreement and Declaration of Trust. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the Trustees. The Board of Trustees may establish additional Funds (with different investment goals and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund of the Trust, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Shareholder and Trustee Liability

Under Delaware law, shareholders may not be held personally liable for the liabilities and obligations of the Trust beyond the value of their investments in the Trust.

Under the Trust’s organizational documents, the Trustees and the officers of the Trust shall be advanced expenses, held harmless and indemnified in certain circumstances in connection with their service to the Trust. However, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard. In addition, the Trust has entered into an agreement with each Trustee which provides that the Trust will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Independent Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Trust to the fullest extent authorized by its organizational documents, state law, the 1940 Act and the 1933 Act.

Control Persons and Principal Holders of Securities

Since Class P and Class I shares of the Trust are available as an underlying investment fund for certain variable products offered by Pacific Life and PL&A, the applicable separate accounts of Pacific Life and PL&A that own Class P and Class I shares of the Trust could be deemed to control the voting securities of the Trust (i.e., by owning more than 25% of the voting securities). However, Pacific Life and PL&A would exercise voting rights attributable to any Class P and Class I shares of the Funds owned (directly or indirectly)

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in accordance with voting instructions received from owners of the variable life policies and variable annuity contracts issued by Pacific Life and/or PL&A.

Because Class P shares of the Underlying Funds are also available for investment by the Portfolio Optimization Portfolios and Pacific Dynamix Portfolios (and PLFA and certain of its affiliates), any Portfolio Optimization Portfolio or Pacific Dynamix Portfolio owning more than 25% of the Class P shares of a Fund could be deemed to control the voting securities of Class P shares of that particular Fund. However, each of the Portfolio Optimization Portfolios and Pacific Dynamix Portfolios would exercise voting rights attributable to any Class P shares of a Fund owned by it in accordance with the proxy voting policies established by the Trust. See the “How shares will be voted by the Funds of Funds” sub-section of the Proxy Voting Policies and Procedures section of this SAI for more information. Pacific Life may also be deemed to control certain Pacific Dynamix Underlying Funds (which offer Class P shares that are only available to the Pacific Dynamix Portfolios) in which it owns more than 25% of the voting securities.

The list below reflects the shareholders of record (or known by the Trust to own beneficially) as of [April 1, 2026] that own 5% or more (principal holders) of any Class of a Fund’s outstanding securities (for those Funds that have commenced operations). The list also reflects the beneficial owners of more than 25% (control owners) of any Class of a Fund’s outstanding securities. Each shareholder’s address is c/o 700 Newport Center Drive, Newport Beach, CA 92660. Class D shares of the PSF Avantis Balanced Allocation Portfolio were redesignated as Class I shares on May 1, 2025.

[To be Updated by Amendment]

Voting Rights

Shareholders of the Trust are given certain voting rights. Each share of each Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable products.

Under the Declaration of Trust and Delaware law, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law, although special meetings may be called for a specific Fund, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a new or amended Advisory Agreement or sub-advisory agreement. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that any of the Trustees may be removed with or without cause by the affirmative vote of the shareholders of two-thirds of the outstanding shares (provided the aggregate number of Trustees, after such removal and after giving effect to any appointment made to fill the vacancy created by such removal, shall not be less than seven, or such other number as shall be fixed from time to time by the Trustees). The Trust’s shares do not have cumulative voting rights. Consistent with applicable law, the Board of Trustees may cause a Fund to dissolve or enter into reorganizations without the approval of shareholders.

In accordance with current laws, it is anticipated that a life insurance company issuing a variable product that participates in the Trust (excluding the Pacific Dynamix Underlying Funds) will request voting instructions from variable product owners and will vote shares or other voting interests in the Separate Account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all Separate Accounts. The Trust’s shares do not have cumulative voting rights. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote. For additional information regarding how Funds vote their shares, see the “Proxy Voting Policies and Procedures” section in this SAI.

Custodian and Transfer Agency and Dividend Disbursing Services

State Street Bank and Trust Company (“State Street”), One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as custodian of the Trust. Under the agreement with the Trust, State Street is permitted to hold assets of the Trust in an account that it maintains. Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash for the Trust in the custody of certain eligible foreign banks and securities depositories.

State Street will place and maintain the foreign assets of the Trust in the care of eligible foreign custodians determined by State Street and will monitor the appropriateness of maintaining foreign assets with eligible custodians, which does not include mandatory securities depositories.

Pacific Life provides dividend disbursing and certain transfer agency services to the Trust for Class I shares and the Class P shares that are offered for purchase by the separate accounts to serve as an investment medium for the variable products. Pacific Life does not receive compensation for providing these dividend disbursing and transfer agency services but does receive reimbursement for expenses incurred in providing these services. State Street provides transfer agency services for the Class P shares of the Underlying Funds that are utilized by the Funds of Funds, PLFA and certain of its affiliates, and State Street is compensated by the Trust for these services.

Financial Statements

The financial statements and financial highlights of each Fund of the Trust that has commenced operations as of December 31, 2025 are incorporated by reference in this SAI from the Form N-CSR (Certified Shareholder Report) of the Trust for the fiscal year ended December 31, 2025[(INSERT LINK DIRECTLY TO 12/31/2025 FORM N-CSR EDGAR FILING AS PER FAST ACT)]. The financial statements and financial highlights have been audited by [__________], an independent registered public accounting firm.

Independent Registered Public Accounting Firm

[______] serves as the independent registered public accounting firm for the Trust. The address of [______] is [______]. [______] provides audit services and review of certain documents to be filed with the SEC.

Counsel

Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, NY 10178, passes upon certain legal matters in connection with the shares offered by the Trust and also acts as outside counsel to the Trust.

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Code of Ethics

The Trust, the Adviser, PSD and each sub-adviser (including sub-subadvisers) have adopted codes of ethics designed to meet the requirements of Rule 17j-1 of the 1940 Act which have been approved by the Trust’s Board of Trustees. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of the Adviser, PSD or sub-advisers who regularly have access to information about securities purchased for the Trust, to invest in securities for their own accounts. This could include securities that may be purchased by Funds of the Trust. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Trust. The Trust’s Code of Ethics requires reporting to the Board of Trustees on material compliance violations.

Proxy Voting Policies and Procedures

The Board has delegated proxy voting responsibilities with respect to each Fund to such Fund’s Manager, subject to the Board’s general oversight, with the direction that proxies should be voted consistent with the Fund’s best interests as determined by the Manager and applicable regulations. Each Manager has adopted its own Proxy Voting Policies and Procedures (“Policies”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund and the interests of the Manager and its affiliates. Due to the nature of the assets in which certain of the Funds invest (e.g., debt, currency, or derivatives), actions requiring proxy voting may not arise. In the event that proxy voting is required, the Manager’s Policies would apply.

The Policies set forth each Manager’s general position on various proposals. However, a Manager may, consistent with the Fund’s best interests, determine under some circumstances to vote contrary to those positions. The Policies on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Policies may reflect a voting position that differs from the actual practices of other investment companies or advisory clients for which a Manager or its affiliates serve as investment manager. Because each Manager will vote proxies consistent with its own Policies, it is possible that different Funds will vote differently on the same proposals or categories of proposals.

Set forth in Appendix B are the Policies for each Manager as prepared and provided by each Manager. The Trust files, by August 31 of each year, information regarding how each Fund has voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) without charge, upon request, by calling any of the toll-free telephone numbers listed on the cover; or on or through the Trust’s website at www.PacificLife.com/PacificSelectFund.html; or by sending an email request to PSFdocumentrequest@pacificlife.com; and (ii) on the SEC’s website at http://www.sec.gov.

When a Fund’s securities are held in a sub-account within a State Street umbrella account at State Street’s sub-custodian banks the Managers may not be able to exercise their proxy voting rights with respect to such securities. In addition, the portfolio manager may choose not to vote in certain situations. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as in the case, for example, in certain foreign jurisdictions known as “share blocking markets”).

How shares will be voted by the Funds of Funds. The Pacific Dynamix Portfolios and Portfolio Optimization Portfolios (collectively, “Funds of Affiliated Funds”), in their capacity as shareholders of Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. If an Underlying Fund calls a shareholder meeting and solicits proxies, the Funds of Affiliated Funds will vote their shares in accordance with the following: (1) if there are “Direct Investors” (shareholders other than the Funds of Affiliated Funds, Pacific Life, PLFA and their affiliates) of an Underlying Fund, the Fund of Affiliated Funds will vote any proxies of the Underlying Fund in the same proportion as the voting instructions received from all Direct Investors (“mirror voting”); (2) if there are no Direct Investors of an Underlying Fund, the Fund of Affiliated Funds will seek voting instructions from the shareholders of the Funds of Affiliated Funds, in which case the Trust will vote proxies in the same proportion as the instructions timely received from shareholders of a Fund of Affiliated Funds, as applicable (“pass through voting”); (3) in the event a Fund of Affiliated Funds and an Underlying Fund solicit a proxy for an identical proposal, and there are no Direct Investors of the Underlying Fund, then the Trust will pass through and mirror vote their proxies of the Underlying Fund in the same proportions as the voting instructions received on the proposal by the shareholders of a Fund of Affiliated Funds, as applicable; or (4) the Trust may vote proxies in a manner as determined by the Board of Trustees of the Trust.

The [ESG Portfolios and the ]PSF Avantis Balanced Allocation Portfolio, each in its capacity as a shareholder of [the ESG Underlying Funds and ] the Balanced Allocation Underlying Funds (respectively), may be requested to vote on matters pertaining to [an ESG Underlying Fund or] a Balanced Allocation Underlying Fund. If [an ESG Underlying Fund or] a Balanced Allocation Underlying Fund that is a series of the Trust calls a shareholder meeting and solicits proxies, [an ESG Portfolio or] the PSF Avantis Balanced Allocation Portfolio, respectively, will vote its shares in the same manner as conditions 1-4 set out above for the Funds of Affiliated Funds. If [an ESG Underlying Fund or] a Balanced Allocation Underlying Fund that is not a series of the Trust (“non-PL Underlying Funds”) and [an ESG Portfolio or] the PSF Avantis Balanced Allocation Portfolio and its Advisory Group (as defined in Rule 12d1-4 under the 1940 Act) own in the aggregate 25% or less, calls a shareholder meeting and solicits proxies, [an ESG Portfolio or] the PSF Avantis Balanced Allocation Portfolio, respectively, will vote its shares in accordance with the following, unless otherwise determined by the Board: (1) If there are shareholders of the non-PL Underlying Funds other than [the ESG Portfolios and] the PSF Avantis Balanced Allocation Portfolio, then [the ESG Portfolios and] the PSF Avantis Balanced Allocation Portfolio will mirror vote their shares; (2) If the only shareholders of the non-PL Underlying Funds are one or more of [the ESG Portfolios and] the PSF Avantis Balanced Allocation Portfolio, [the ESG Portfolios and] the PSF Avantis Balanced Allocation Portfolio will pass through vote; or (3) In such other manner as is determined appropriate by PLFA, in its discretion and in accordance with its fiduciary duty to [an ESG Portfolio or] the PSF Avantis Balanced Allocation Portfolio. If a non-PL Underlying Fund in which [an ESG Portfolio or] the PSF Avantis Balanced Allocation Portfolio and its Advisory Group (as defined in Rule 12d1-4 under the 1940 Act) own in the aggregate more than 25% calls a shareholder meeting and solicits proxies, then [the ESG Portfolio or] the PSF Avantis Balanced Allocation Portfolio, respectively, will vote its shares in accordance with the following: (1) If there are shareholders of a non-PL Underlying Fund other than the [ESG Portfolios or] PSF Avantis Balanced Allocation Portfolio who are not required by Section 12(d)(1) or Rule 12d1-4 under the 1940 Act to mirror vote their shares of the non-PL Underlying Fund, then the [ESG Portfolios and] PSF Avantis Balanced Allocation Portfolio will mirror

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vote their shares; or (2) If all shareholders of the non-PL Underlying Fund are required by Section 12(d)(1) or Rule 12d1-4 under the 1940 Act to mirror vote their shares of the non-PL Underlying Fund (this would occur, for example, if [an ESG Portfolio or] the PSF Avantis Balanced Allocation Portfolio is informed by the non-PL Underlying Fund that the non-PL Underlying Fund’s shares are offered or held exclusively by funds of funds), [the ESG Portfolios and ] the PSF Avantis Balanced Allocation Portfolio will pass through vote.

[For the ESG Underlying Funds, the investment advisers (or sub-advisers, as applicable) to the ESG Underlying Funds that have equity strategies have adopted proxy voting policies and procedures which address ESG factors and apply to the ESG Underlying Funds. Investment advisers to ESG Underlying Funds that have fixed income strategies generally do not consider proxy voting to be a primary form of engagement for ESG purposes.]

Registration Statement

This SAI and the Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith (and including specifically all applicable Codes of Ethics), are available on the SEC’s website at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

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APPENDICES

Appendix A: Description of Fixed Income/Debt Instrument Ratings

Three of the most common nationally recognized statistical rating organizations (“Rating Agencies”) are Standard & Poor’s, Moody’s and Fitch. Information regarding ratings from each of these Rating Agencies is listed below.

If the Rating Agencies assign different ratings to the same security, a Fund may use the highest rating for purposes of determining an instrument’s credit quality for investment grade, and may use the lowest rating for purposes of determining an instrument’s credit quality for non-investment grade.

Long-Term Ratings

Long-term debt instruments include notes, bond, loans and other debt instruments generally with maturities in excess of thirteen months as defined more specifically by each Rating Agency.

   Investment Grade

Standard & Poor’s

(The ratings from ‘AA’ to ‘BBB’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Moody’s

(Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.)

Aaa	Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated ‘A’ are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Fitch

(The ratings from ‘AA’ to ‘BBB’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories.)

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High Credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

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BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

   Non-Investment Grade

Standard & Poor’s

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

(The ratings from ‘BB’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories.)

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s

(Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.)

Ba	Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated ‘B’ are considered speculative and are subject to high credit risk.

Caa	Obligations rated ‘Caa’ are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated ‘C’ are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Fitch

(The ratings from ‘BB’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories.)

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BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Short-Term Ratings

Short-term instruments include those instruments such as commercial paper and other instruments with maturities of thirteen months or less as defined more specifically by each Rating Agency.

Standard & Poor’s

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch

F1	Highest credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

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B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B: PROXY VOTING POLICIES AND PROCEDURES FOR EACH OF THE FOLLOWING MANAGERS

American Century

Proxy Voting Policy

June 2025

American Century Investment Management, Inc. (the “Adviser”) is the investment manager for a variety of advisory clients, including the American Century family of funds. In such capacity, the Adviser has been delegated the authority to vote proxies with respect to investments held in certain accounts it manages. The following is a statement of the proxy voting policies (the “Policies”) that have been adopted by the Adviser. In the exercise of proxy voting authority, which has been delegated to it by particular clients, the Adviser will apply the Policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Adviser in writing.

I.	General Principles

In providing the service of voting client proxies, the Adviser is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Adviser will use its best efforts to vote all proxies with respect to investments held in the client accounts it manages. Shares may not be voted if the cost or administrative burden of voting shares of a particular portfolio company in the judgment of the Advisor exceeds the benefit to fund shareholders. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment.

Although in most instances the Adviser will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Adviser may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Adviser include, but are not limited to, proxy contests and proposed mergers. In short, the Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

A.	Non-U.S. Proxies

The Adviser will generally evaluate non-U.S. proxies in the context of the Policies but will also, where feasible, take into consideration differing laws, regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Adviser generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.

B.	Stewardship and Engagement

As long-term owners and as part of its stewardship efforts, the Adviser undertakes regular contact with portfolio company management to provide the Adviser an opportunity to gain additional information when voting proxies.

C.	Proposals Involving Sustainability Matters

The Adviser will vote with the expectation of maximizing shareholder value and believes that certain sustainability issues can potentially impact a company’s long-term financial performance. On a case-by-case basis, the financial materiality and potential risks or economic impact of the sustainability issues underpinning proxy proposals are considered and it is ultimately each team’s portfolio managers that are responsible for making the voting decision.

The portfolio management teams for portfolios that have sustainability considerations in their mandates can place emphasis around those considerations when voting proxies with the objective of enhancing outcomes.

D.	Exception Voting

The Adviser reserves the right to vote contrary to the Policies when, in its opinion, the vote will do the most to maximize the investment objective of the account.

II.	Specific Proxy Matters

A.	Routine Matters

1.	Election of Directors

a)	Generally. (i) The Adviser will generally support the election of directors that results in a board made up of a majority of independent directors. (ii) In general, the Adviser will vote in favor of management’s director nominees if they are

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running unopposed. The Adviser believes that management is in the best position to evaluate the qualifications of directors and the needs and dynamics of a particular board. (iii) When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. (iv)The Adviser maintains the ability to vote against any candidate whom it believes is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. (v) Additional information the Adviser may consider concerning director nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings, (2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder, and/or (4) the nominee has sufficient time and commitment to serve effectively in light of the nominee’s service on other public company boards.

b)	Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit and/or compensation committees of the board.

c)	Classification of Boards. The Adviser believes classified boards represent a form of anti-takeover device, which is generally not in the interests of minority shareholders. Accordingly, the Adviser will generally support proposals that seek to declassify boards. Additionally, the Adviser will oppose efforts to adopt classified board structures.

d)	Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. The Adviser believes that a majority of independent directors can help to facilitate objective decision making and enhance accountability to shareholders.

e)	Majority Vote Standard for Director Elections. The Adviser will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Adviser may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.

f)	Separate CEO and Chair. The Adviser will generally vote against shareholder proposals requesting an independent chair if the board is majority independent. Conversely, if the board is not majority independent, the Adviser will generally vote in favor of management proposals to separate the roles of CEO and chair of the board of directors.

g)	Withholding Campaigns. The Adviser will generally support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs 1(a) through 1(f) above.

h)	Director Indemnification. The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary to attract and retain qualified directors.

2.	Ratification of Selection of Auditors

The Adviser will generally rely on the judgment of the portfolio company’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Adviser will generally vote against proposed auditors in circumstances where the auditor has or may have a potential conflict of interest, including where: (a) an auditor has a financial interest in or association with the company, and is therefore not independent; (b) non-audit fees are excessive compared to audit fees (c) the audit firm’s tenure is excessively long; or (d) there is reason to believe that the independent auditor has previously rendered an opinion to the company that is either inaccurate or not indicative of the company’s financial position.

B.	Compensation Matters

1.	Executive and Director Compensation

a)	Advisory Vote on Compensation. The Adviser believes there are several effective ways to convey concerns about compensation including voting against the advisory vote on executive compensation (say-on-pay proposals), voting against specific incentive plans or amendments to incentive plans it deems excessive or withholding votes from compensation committee members. The Adviser will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless there are inadequate risk-mitigation features or other specific concerns exist, including if the Adviser concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.

b)	Frequency of Advisory Votes on Compensation. The Adviser generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.

c)	Clawback of Incentive Compensation. The Adviser expects portfolio companies to structure executive compensation plans in a manner that does not encourage excessive risk-taking or insulate management from the consequences of failures of risk management and oversight. The Adviser generally supports properly-structured clawback provisions in executive compensation plans as a way to mitigate the potential for excessive risk taking. In evaluating compensation

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clawback proposals, the Adviser will consider whether the company has a history of financial restatements, material financial problems, and any other factors deemed relevant.

d)	Directors’ Stock Options Plans. The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will generally vote for director stock option plans that are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis and will take into account total board compensation and the company’s total exposure to stock option plan dilution.

2.	Equity Based Compensation Plans

The Adviser believes that equity-based compensation plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and retaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser may conduct an analysis of stock option, stock bonus or similar plans or material amendments thereto, including replenishing a with additional shares.

Features that may result in the Adviser voting against the initial adoption of a plan or subsequent amendment to replenish the plan with additional shares include whether the plan:

a)	Provides for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see “Anti-Takeover Proposals” below);

b)	Resets outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

c)	Establishes restriction periods shorter than three years for restricted stock grants;

d)	Does not reasonably associate awards to performance of the company (especially as it relates to the selection of appropriate vesting metrics, which ideally should contain both absolute and relative measures); or

e)	Is excessively dilutive to the company. Factors that will be considered in the determination include the company’s overall market capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base, which may justify somewhat greater dilution.

3.	Non-Stock Incentive Plans

Management may propose a variety of non-stock, cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

C.	Shareholder Rights

1.	One Share, One Vote. The Adviser generally supports proposals to equalize the voting rights of shareholders, including the elimination of special or super voting share classes and the establishment of single-class voting structures.

2.	Right to Call Special Shareholder Meetings. The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti- takeover measure and the Adviser will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

3.	Right to Act by Written Consent. The Adviser will generally vote for proposals to permit shareholders to act by written consent if the company does not currently permit shareholders to call for a special meeting or to act by written consent. The Adviser will generally vote against proposals on written consent if the company permits shareholders the right to call for a special meeting.

4.	Proxy Access. The Adviser believes that the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement may have corporate governance benefits. Accordingly, the Adviser will generally vote in favor of proposals to adopt proxy access rules offering a balanced set of limitations. When considering such proposals, the factors taken into account will include the following: (i) the ownership percentages and holding periods proposed; (ii) the maximum proportion of directors that shareholders may nominate each year; and (iii) any other material restrictions included in the proposal.

D.	Anti-Takeover Proposals

In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. In particular circumstances, the Adviser may vote in favor of some forms of control protective measures

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if they are responsive to a particular circumstance, are narrowly focused and have a sunset provision reasonably tied to the circumstances.

The items below discuss specific anti-takeover proposals.

1.	Staggered Board

If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Adviser does not necessarily vote against the re-election of directors serving on staggered boards.

2.	Cumulative Voting

Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation especially when a company maintains a staggered or classified board.

Accordingly, if a company has a staggered board, the Adviser will: a) vote in favor of any proposal to adopt cumulative voting, and b) vote against any proposal to eliminate cumulative voting that is already in place.

3.	“Blank Check” Preferred Stock

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion rights or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred stock if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective such as a financing instrument.

4.	Elimination of Preemptive Rights

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

5.	Non-targeted Share Repurchase

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.

6.	Increase in Authorized Common Stock

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred stock. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the Adviser will generally vote to approve the increase. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100% outstanding and otherwise reserved for all legitimate corporate purposes; increases in excess of 100% are evaluated on a case-by-case basis and will be voted affirmatively if management has provided sound justification for the increase.

7.	“Supermajority” Voting Provisions or Super Voting Share Classes

A “supermajority” voting provision is a provision placed in a company’s charter documents which would require approval by the vote of greater than a simple majority (generally ranging from 66% to 90%) of shareholder votes to approve any type of acquisition of the company.

The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. Accordingly, the Adviser will generally vote against the introduction of supermajority provisions and in favor of their removal.

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8.	“Fair Price” Amendments

Fair price amendments are another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless the Adviser concludes that it is likely that the share price will not be negatively affected, and the proposal will not discourage acquisition proposals.

9.	Poison Pills or Shareholder Rights Plans

Some companies have retained some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain events the company board deems hostile, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.

The Adviser will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Adviser will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in the Adviser’s view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

10.	Change in Control Agreements

Change in control (golden parachute) agreements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented. Features that may result in the Adviser voting against the adoption or extension of such an agreement include the following: (a) single-trigger or modified-single-trigger cash severance;(b) single-trigger acceleration of unvested equity awards; (c) excessive cash severance (greater than 3X base salary and bonus), especially when triggering adverse tax consequences for the recipient, the company, or both; (d) excise tax gross-ups triggered and payable (as opposed to a provision that provides excise tax gross-ups); (e) excessive change in control payments (on an absolute basis or as a percentage of transaction equity value; (f) recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or (g) the company’s assertion that a proposed transaction is conditioned on shareholder approval of the change in control advisory vote.

11.	Reincorporation

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states provide some type of legislation that greatly discourages takeovers. The Adviser will examine reincorporation proposals on a case-by-case basis.

Generally, if the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Adviser will also generally oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will generally vote affirmatively.

12.	Confidential Voting

Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Adviser will generally vote in favor of any proposal to adopt confidential voting.

13.	Opting In or Out of State Takeover Laws

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by

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the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will generally vote in favor of opting out of restrictive state takeover laws.

E.	Transaction Related Proposals

The Adviser will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Adviser may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.

F.	Other Matters

1.	Shareholder-sponsored proposals.

Proposals introduced by shareholders will be evaluated for linkage between the proposal, its economic impact, and its potential to maximize long-term shareholder value. Where the economic impact of a proposal is unclear, the Adviser will generally rely on management’s assessment of the proposal if the Adviser believes the assessment is reasonable.

2.	Anti-Greenmail Shareholder Proposals.

“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.

3.	Director Tenure.

Director Tenure proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will consider and assess such measures as appropriate.

4.	Director Share Ownership.

The Adviser will generally vote against shareholder proposals that would require directors to hold a minimum number of the company's shares to serve on the board of directors, in the belief that such ownership should be at the discretion of board members.

III.	Securities on Loan

The Adviser shall use commercially reasonable efforts to monitor for material proxy votes with respect to loaned securities. In the event the Adviser has timely knowledge of a material vote, the Adviser will attempt to recall the loaned securities and submit a proxy in accordance with these proxy guidelines. Efforts to recall loaned securities may not be successful and there can be no guarantee that a valid proxy will be submitted in all cases.

IV.	Use of Proxy Advisory Services

The Adviser may retain proxy advisory firms to provide services in connection with voting proxies, including, without limitation, to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Policies, provide systems to assist with casting the proxy votes, and provide reports and assist with preparation of filings concerning the proxies voted.

Prior to the selection of a proxy advisory firm and periodically thereafter, the Adviser will consider whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues and the ability to make recommendations based on material accurate information in an impartial manner. Such considerations may include some or all of the following (i) periodic sampling of votes cast through the firm’s systems to determine that votes are in accordance with the Adviser’s Policies and its clients best interests, (ii) onsite visits to the proxy advisory firm’s office and/or discussions with the firm to determine whether the firm continues to have the resources (e.g. staffing, personnel, technology, etc.) capacity and competency to carry out its obligations to the Adviser, (iii) a review of the firm’s policies and procedures, with a focus on those relating to identifying and addressing conflicts of interest and monitoring that current and accurate information is used in creating recommendations, (iv) requesting that the firm notify the Adviser if there is a change in the firm’s material policies and procedures, particularly with respect to conflicts, or material business practices (e.g., entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the firm, discussing the error with the firm and determining whether appropriate corrective and preventative action is being taken. In the event the Adviser discovers an error in the research or voting recommendations provided by the firm, it will take reasonable steps to investigate the error and seek to determine whether the firm is taking reasonable steps to reduce similar errors in the future.

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While the Adviser takes into account information from many different sources, including independent proxy advisory services, the decision on how to vote proxies will be made in accordance with these Policies.

V.	Monitoring Potential Conflicts of Interest

The Adviser is responsible for monitoring and resolving possible conflicts between the interests of the Adviser and those of its clients with respect to proxy voting. The Adviser has adopted safeguards to address the potential that our proxy voting could be influenced by interests other than those of our fund shareholders and clients. Since our Policies are predetermined by the Adviser, application of the Policies to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with the Policies, the Adviser’s Proxy Voting Committee reviews all such proxy votes to determine whether the portfolio manager’s voting rationale appears reasonable and is consistent with the general principles of the Policies. The Proxy Voting Committee also assesses whether certain business or other significant relationships between the Adviser and a company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for immediate resolution prior to the time the Adviser casts its vote. With respect to personal conflicts of interest, the Adviser’s Code of Ethics requires all employees to avoid placing themselves in a compromising position where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers and other personnel involved with proxy voting with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

In addition, to avoid any potential conflict of interest that may arise when the Adviser votes proxies of a fund, portfolio, or other account (Adviser-Voted Portfolio”) that owns shares of an American Century fund, the Adviser will “echo vote” such shares, if possible. Echo voting means the Adviser will vote the shares in the same proportion as the vote of all the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any Adviser-Voted Portfolio that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible, shares will be voted in consultation with the Adviser-Voted Portfolio client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

The Policies will be examined from time to time and may be amended by the Adviser. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner that will most enhance shareholder value.

Case-by-case determinations will be made by the Adviser. Electronic records will be kept of all votes made.

Aristotle Pacific

Proxy Voting Policies and Procedures

Last Updated

September 30, 2024

Summary

Investment advisers are required to implement policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, Aristotle Pacific’s proxy voting policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in applicable Department of Labor guidance.

Aristotle Pacific’s authority to vote proxies for clients is established by the Investment Management Agreement (“IMA”) or comparable documents. Aristotle Pacific manages fixed income strategies; therefore the volume of proxies is relatively low.

Policy

Aristotle Pacific generally follows the voting guidelines included in this Policy; however, each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the IMA or comparable document, and all other relevant facts and circumstances at the time of the vote to ensure that proxies are voted in the best interest of clients.

Conflicts of Interest

Aristotle Pacific takes reasonable measures to identify the existence of any material conflicts of interest related to voting proxies. A potential conflict of interest may exist when Aristotle Pacific votes a proxy for an issuer with whom:

•	Aristotle Pacific maintains a material business relationship

•	Aristotle Pacific Senior Management or Portfolio Manager(s) maintain a personal relationship

Conflicts based on material business relationships or dealings with affiliates of Aristotle Pacific will only be considered to the extent that Aristotle Pacific has actual knowledge of such material business relationships. Aristotle Pacific employees are periodically, and no less than annually, reminded of their obligation to be aware of the potential for conflicts of interest with respect to voting proxies both as a result of business or personal relationships and to bring potential and actual conflicts of interest to the attention of the Aristotle Pacific CCO. Additionally, employees of Aristotle Pacific, including Senior Management and the

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Portfolio Managers, are required to disclose certain activities, relationships and personal interests that may create, or appear to create an actual or potential conflict of interest. Aristotle Pacific will not vote proxies relating to such issuers identified as being involved in a potential conflict of interest until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented. When a material conflict of interest exists, Aristotle Pacific will choose among the following options to eliminate such conflict:

•	Vote in accordance with the Voting Guidelines (outlined below), if the voting scenario is covered in the Voting Guidelines and involves little or no discretion;

•	If possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict;

•	If practical, notify affected clients of the conflict of interest and seek a waiver of the conflict for the proxy to be voted;

•	If agreed upon in writing with the client, forward the proxies to the affected client or their designee and allow the client or their designee to vote the proxies.

The resolution of all potential and actual material conflicts of interest issues is documented in order to demonstrate that Aristotle Pacific acted in the best interest of its clients.

Abstaining from Proxy Voting

In certain circumstances, Aristotle Pacific may choose to abstain from voting a proxy. In instances when Aristotle Pacific deems abstention to be in the best interest of its client(s), Aristotle Pacific will formally indicate its abstention on the proxy to ensure the vote is properly recorded. Considerations that may cause Aristotle Pacific to abstain from voting include, but are not limited to:

•	When the cost of voting the proxy outweighs the benefits or is otherwise impractical;

•	International constraints for timing and meeting deadlines;

•	Restrictions on foreign securities including share blocking (restrictions on the sale of securities for a period of time in proximity to the shareholder meeting); and

•	Any instance where the Firm feels there is insufficient information to determine the most reasonable course of action on behalf of a client; and

•	When a client provides specific instruction to abstain from a vote as outlined in the client Instruction section below.

Any proxies that Aristotle Pacific chooses not to vote will be documented along with the rationale prior to the date of the shareholder’s meeting for that particular proxy.

Client Instruction

Under certain circumstances a client may delegate proxy voting authority to Aristotle Pacific and provide specific voting instructions. The IMA must reflect the terms and conditions of the arrangement. As agreed to in the IMA, Aristotle Pacific will vote in accordance with the client’s specific instructions which may or may not align with this policy. Clients should be aware that providing specific instructions may result in voting that may be contrary to how Aristotle Pacific would have voted using the Voting Guidelines or their own analysis.

Differences in Proxy Vote Determinations

Aristotle Pacific may determine that specific circumstances require that proxies be voted differently among accounts due to the accounts’ Investments Guidelines or other distinguishing factors. Aristotle Pacific may from time to time reach contrasting but equally valid views on how best to maximize economic value in respect to a particular investment. This may result in situations in which a client is invested in portfolios with dissimilar proxy outcomes. In those situations, the other portfolios may be invested in strategies having distinctive investment objectives, investment styles or investment professionals. However, Aristotle Pacific generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. Any differences among proxies for other portfolios will be reviewed, approved and documented by senior management and the Aristotle Pacific CCO prior to the vote being cast.

Client Disclosure and Availability of Proxy Voting Policies and Procedures

Aristotle Pacific provides a copy of its proxy voting policy and procedures to clients upon request. Clients can obtain information on how proxies were voted for their account upon request. Compliance provides proxy filing information to the advisors of 40 Act Accounts as requested for the purpose of filing proxy information annually with the SEC.

Voting Guidelines

Proxy proposals generally fall into one of the following categories: Reports and approval of accounts; Financial operations; Board elections; Remuneration; Engagement; and other relevant issues (e.g., shareholder and business proposals). In all cases, Aristotle Pacific will vote the proxies in a manner that is consistent with the best interest of its clients as follows:

•	Reports and approval of accounts (e.g., approval of financial statements, allocation of income, appointment of auditors, etc.): Aristotle Pacific generally votes with the recommendations of a company’s Board of Directors following our own review to include ensuring proposals are reflective of, among others, ethical, reasonable, equitable and financially sound corporate standards.

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•	Financial operations (e.g., mergers and acquisitions, corporate restructuring, etc.): Aristotle Pacific generally votes with the recommendations of a company’s Board of Directors following our own review to include ensuring proposals are reflective of, among others, ethical, reasonable, equitable and financially sound corporate standards.

•	Board elections: Board nominations are evaluated on a case-by-case basis. Aristotle Pacific is supportive of Nasdaq’s Diversity requirements[1]. In the event any underlying issuer does not have at least two diverse[2] board members, we expect to vote against resolutions or proposals to re-elect or appoint a new, non-diverse board candidate[3]. Where an issuer has two or more diverse board members, Aristotle Pacific may vote in-line with the recommendations of a company’s Board of Directors following our own review to include ensuring proposals are reflective of, among others, ethical, reasonable, equitable and financially sound corporate standards.

•	Remuneration and compensation practices: Votes related to remuneration and compensation are evaluated on a case-by-case basis. Aristotle Pacific expects to specifically review instances of increased compensation (including bonus compensation) when the CEO to median employee ratio is higher than 300 to 1[4] based on public remuneration disclosures by an issuer.

•	Shareholder engagement related proxies: These proxies are evaluated on a case-by-case basis. Aristotle Pacific generally expects to vote against any resolution that would reduce or restrict shareholder rights or engagement activities without compensation deemed reasonable to justify such restriction.

•	Shareholder proposals and other voting issues, including ESG-related issues not described above, are evaluated on case-by-case basis with consideration to our ESG policy. If a proposal relates to the disclosure of material[5] ESG-related information (e.g., disclosure related to climate risk), and does not create duplicate disclosure effort or an unreasonable cost burden to the company, we generally expect to vote in favor of such proposal.

Any proxies that Aristotle Pacific votes outside of these general Voting Guidelines will be documented along with the rationale prior to the date of the shareholder’s meeting for that particular proxy.

Procedures

All proxies are sent to the appropriate Aristotle Pacific Portfolio Manager(s), ESG specialist and analyst responsible for the security held in a client account for their review and recommendation. These individuals research the implications of proxy proposals and make voting recommendations specific for each account that holds the related security. Aristotle Pacific Portfolio Managers are ultimately responsible for voting any client proxy. Aristotle Pacific uses information gathered from research, company management, and outside shareholder groups to reach voting decisions. In determining how to vote proxy issues, Aristotle Pacific votes proxies in a manner intended to protect and enhance the economic value of the securities held in client accounts.

Aristotle Pacific utilizes ISS ProxyExchange (“ProxyExchange”) to assist with the administrative processes for proxy voting such as tracking and management of proxy records, vote execution, reporting, and auditing. ProxyExchange generates reports and provides information to assist in the review and monitoring of votes cast. The holdings in certain client accounts are electronically sent to the ProxyExchange system by the custodians to ensure that Aristotle Pacific is voting the most current share position for clients. Once Compliance receives email notification from ProxyExchange that there are proxies in the system to be voted, a ballot is created as a distributable unmarked ballot and sent via email to the appropriate parties for review. The Portfolio Managers respond with their voting decisions.

Compliance has the responsibility to vote the proxies according to the Portfolio Manager selections. Once voted, an email is sent via ProxyExchange to the client, client account custodian or third party as defined in the IMA confirming that proxies have been voted. An email is received from ProxyExchange confirming the vote was submitted.

For those client accounts not on the ProxyExchange system, all custodian banks and trustees are notified of their responsibility to forward to Compliance all proxy materials. When Compliance is notified of an upcoming proxy for the accounts on ProxyExchange, the proxy material is verified to have been received for the accounts not on ProxyExchange as well. If an expected proxy is not received by the voting deadline, Compliance will direct the custodian or trustee to vote in accordance with Aristotle Pacific’s instructions. The final authority and responsibility for proxy voting remains with Aristotle Pacific.

Oversight Controls

Compliance reviews the proxy votes cast to make sure Aristotle Pacific is following the proxy voting policies and procedures.

•	Compliance reviews, no less than annually, the adequacy of the proxy voting policies and procedures to make sure that they have been implemented effectively, including whether the policies continue to be reasonably designed to ensure that proxies are voted in the best interests of clients.

1 https://listingcenter.nasdaq.com/assets/RuleBook/Nasdaq/filings/SR-NASDAQ-2020-081.pdf

2 Defined per NASDAQ (see Footnote 1) as referring to any person who self-identifies as female, Black or African American, Hispanic or Latinx, Asian, Native American or Alaska Native, Middle Eastern / North African, Native Hawaiian or Pacific Islander, two or more races or ethnicities, or as LGBTQ+.

3 Aristotle Pacific’s review is limited to publicly available data that is reasonably practicable to locate or otherwise identify, and/or readily available in ESG disclosures

4 https://www.forbes.com/sites/niallmccarthy/2021/07/15/americas-most-staggering-ceo-to-worker-pay-ratios-infographic/?sh=59eb3a762c56

5 As defined by SASB as ESG risks that create a financial or operational impairment to a company https://www.sasb.org/standards/materiality-map/

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BlackRock

Proxy Voting Policies (Index Funds)

(Updated January 2025)

Introduction to BlackRock Investment Stewardship

BlackRock’s clients depend on us to help them meet their varied investment goals. We consider it one of our responsibilities to be an informed, engaged shareholder on their behalf, given the business decisions that companies make have a direct impact on our clients’ long-term investment outcomes and financial well-being. BlackRock Investment Stewardship (BIS) is a dedicated function within BlackRock, which is responsible for engaging with public companies on behalf of index strategies. Investment Stewardship is one of the ways we fulfill our fiduciary responsibilities as an asset manager to our clients. Our sole objective when conducting our stewardship program is to advance our clients’ long-term financial interests.1

BIS takes a long-term approach in our stewardship efforts, reflecting the investment horizons of the majority of our clients. BIS does this through:

1.	Engaging with companies in a two-way dialogue to build our understanding of a company’s practices and inform our voting decisions.

2.	Voting at shareholder meetings on management and shareholder proposals on behalf of clients who have delegated voting authority to BlackRock.

3.	Contributing to industry dialogue on stewardship to share our perspectives on matters that may impact our clients’ investments.

4.	Reporting on our activities to inform clients about our stewardship efforts on their behalf through a range of publications and direct reporting.

Philosophy on investment stewardship

Sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. Research indicates that high-performing companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation.2

Setting, executing, and overseeing strategy are the responsibility of management and the board. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. Our role, on behalf of BlackRock’s clients as long-term investors, is to better understand how corporate leadership is managing material risks and capitalizing on opportunities to help protect and enhance the company’s ability to deliver long-term financial returns. We aim to take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate.

Shareholder rights

Corporate law, regulations and listing rules in most markets establish certain fundamental rights attached to shareholding. Shareholders should have the right to:

•	Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.

•	Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.

•	Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.

To protect the interest of minority shareholders like BlackRock’s clients, BIS holds the view that shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.

Stewardship in practice

The assets BlackRock manages belong to our clients, which include public and private pension plans, insurers, official institutions, endowments, universities, charities, family offices, wealth managers, and ultimately, the individual investors that they serve. Through stewardship, we assess how companies are creating long-term financial value to serve our clients, many of whom are saving for long-term goals, such as retirement.

As shareholders of public companies, our clients have the right to vote on matters proposed by a company’s management or its shareholders. Voting is an important mechanism for investors to express support for, or concern about, a company’s performance and most of our clients authorize BlackRock to exercise this right on their behalf. For those clients, and as a fiduciary, BlackRock is legally required to make proxy voting determinations in a manner that is consistent with their investment objectives. BIS does this by casting votes in favor of proposals that, in our assessment, will promote stronger governance and better operating practices and, in turn, potentially enhance long-term shareholder value. Our vote decisions are informed by our in-depth analysis of company disclosures, engagement with boards and management teams, third-party research, and comparisons against a company’s industry peers.

BIS takes a constructive, long-term approach to our engagement with companies, reflecting the investment horizons of the majority of our clients. An engagement is a meeting between BIS and a company’s board and management that helps improve our understanding of

1 BIS’ Benchmark Policies, and the vote decisions made consistent with these policies, take a financial materiality-based approach and are focused solely on advancing clients’ financial interests. BIS’ Benchmark Policies– comprised of the BIS Global Principles, regional voting guidelines, and engagement priorities – apply to clients’ assets invested through index strategies and provide guidance on our position on common corporate governance matters. We take a globally consistent approach, while recognizing the unique markets and sectors in which companies operate. BlackRock offers a wide range of investment products and funds to support our clients’ unique and varied investment objectives. Other materials on the BIS website might also provide useful context.

2 PwC, “The 3 things all high-performing companies do”. Harvard Business Review, “6 Strategic Concepts That Set High-Performing Companies Apart”, March 2024.

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the company’s business model and material risks and opportunities, to inform our voting decisions on behalf of clients who authorize us to vote on their behalf. In these two-way conversations, we listen to and learn directly from company directors and executives and ask questions relevant to their business. Either a company or BIS can request an engagement. Many of the engagements are initiated by companies to discuss their long- term strategy, risk and opportunity set, and management’s plan to deliver financial returns through business cycles. The ongoing, multiyear nature of our engagements allows us to build strong relationships with company leadership and mutual understanding on key matters of corporate governance and the drivers of long-term financial performance.

Generally, we support the vote recommendations of the board of directors and management. In case of concerns, we typically raise these through dialogue with board members and management teams first.

When we determine it is in our clients’ financial interests to convey concern to companies through voting, we do so in two forms: we might not support the election of directors or other management proposals, or we might not support management’s voting recommendation on a shareholder proposal.

Key themes

While accepted standards and norms of corporate governance can differ between markets in our experience, there are certain globally applicable fundamental elements of corporate governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability.

At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market,3 and we ask that, if they do not, they explain how their approach better supports durable long-term financial value creation.

These Principles cover seven key subjects:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales, and other special transactions

•	Executive compensation

•	Material sustainability-related risks and opportunities

•	Other corporate governance matters and shareholder protections

•	Shareholder proposals

Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship program globally and within each market. The BIS policies are not prescriptive, applied on a pragmatic, case-by-case basis, taking into consideration a number of factors, including the sector, market, and business environment within which a company is operating.

Boards and directors

Companies whose boards are comprised of appropriately qualified, engaged directors with professional characteristics relevant to a company’s business enhance the ability of the board to add value and be the voice of shareholders in board discussions. A strong board gives a company a competitive advantage, providing valuable oversight and contributing to the most important management decisions that support long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. This is why our investment stewardship efforts have always started with the performance of the board of directors, and why we see engagement with and the election of directors as one of our most important responsibilities. We engage, as necessary, with members of the board’s nominating and/or governance committee to assess whether governance practices and board composition are appropriate given a company’s business model and we take into consideration a number of factors, including the sector, market, and business environment within which a company is operating.

We view it as good practice when the board establishes and maintains a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management.

Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is helpful for investors to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.

We seek to understand management’s long-term strategy and the milestones against which investors should assess its implementation. If any strategic targets are significantly missed or materially restated, we find it helpful when company disclosures provide a detailed

3 Our regional voting guidelines, which we publish on the BIS website, reflect these different market standards and norms. Depending on the market, generally accepted practice is informed by corporate law, market regulation, best practices, and industry initiatives, amongst other factors.

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explanation of the changes and an indication of the board’s role in reviewing the revised targets. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s strategy.

Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we may consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration its governance, business practices that support durable, long-term financial value creation, and performance. Set out below are factors we may take into consideration.

Regular accountability through director elections

To ensure accountability for their actions on behalf of shareholders, directors should stand for election on a regular basis, ideally annually.4 Annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.

Effective board composition

Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board, and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently.

We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence, and time commitments, as well as the breadth and relevance of director experiences and skillsets, and how these collectively contribute to the board’s effectiveness in advising and overseeing management in delivering long-term financial returns.

Director independence — from management, significant shareholders, or other related parties – is a central tenet of sound corporate governance across markets.5 We encourage boards to have a sufficient number of independent directors, free from conflicts of interest or undue influence from connected parties, to ensure objectivity in the decision-making of the board and its ability to oversee management. We generally consider it good practice for independent directors to make a majority of the board, or in the case of controlled companies, at least one-third.

Common impediments to independence may include but are not limited to:

•	Current or recent employment at the company or a subsidiary

•	Being, or representing, a shareholder with a substantial shareholding in the company

•	Interlocking directorships

•	Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.

In our experience, boards are most effective at overseeing and advising management when there is a senior independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors, or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees with a majority of independent directors, depending on market norms and a company’s ownership structure. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.

When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.

4 In most markets directors stand for re-election on an annual or triennial basis, as determined by corporate law, market regulation or voluntary best practice.

5 Please see: Tokyo Stock Exchange. “Japan’s Corporate Governance Code.” June 11, 2021; Financial Reporting Council. “UK Corporate Governance Code.” July 16, 2018; Investor Stewardship Group. “Corporate Governance Principles for US Listed Companies.”

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It is in this context that we are interested in a variety of experiences, perspectives, and skill sets in the board room. We see it as a means of promoting diversity of thought to avoid “group think” in the board’s exercise of its responsibilities to advise and oversee management.

In assessing board composition, we take a case-by-case approach based on a company’s board size, business model, strategy, location and market capitalization. We look for companies to explain how their approach to board composition supports the company’s governance practices.

We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. We ask boards to disclose, consistent with local laws, how diversity, including professional and personal characteristics, is considered in board composition, given the company’s long-term strategy and business model.6

Sufficient capacity

As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events - and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, we look for the assumptions made by management and reviewed by the auditor in preparing the financial statements to be reasonable and justified.

The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.7

In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.8 In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.

Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.

We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, the fees earned to be disclosed and explained. We look for audit committees to have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.

Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. We look to the audit or risk committee to periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors, and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.

6 Personal characteristics may include, but are not limited to, gender; race/ethnicity; disability; veteran status; LGBTQ+; and national, Indigenous, religious, or cultural identity.

7 IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.

8 Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. Please see the Committee of Sponsoring Organizations of the Treadway Commission (COSO), “Enterprise Risk Management”, 2023.

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Capital structure, mergers, asset sales, and other special transactions

The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.

Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure (i.e., one share, one vote).

In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality, and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally, they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.

In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.

As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.

Executive compensation

In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. Executive compensation is an important tool used by companies to support long-term financial value creation. In our experience, well-structured compensation policies reward the successful delivery of strategic, operational, and/or financial goals, encourage an appropriate risk appetite, and align the interests of shareholders and executives through equity ownership.

We look for there to be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on whether companies should use sustainability-related criteria in compensation structures, but, whether are included, we look to companies to be as rigorous as they would be in setting other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years.

When designing, reviewing, and approving executive compensation policies, board compensation committees – or board members responsible for setting executive compensation – should carefully consider the company’s specific circumstances, such as its risk profile, the environment in which it operates, and the individuals the board is trying to attract, retain and incentivize. We look to the compensation committees to guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices or the company’s business and executive compensation strategies.

We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we appreciate disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than also considering rigorous measures of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.

We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.

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In our view, non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

BIS may convey concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.

Material sustainability-related risks and opportunities

It is our view that well-managed companies will effectively evaluate and manage material sustainability- related risks and opportunities relevant to their businesses.9 As with all risks and opportunities in a company’s business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework that supports durable, long-term financial value creation.

Robust disclosure allows investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. We find it helpful when companies’ disclosures demonstrate that they have a resilient business model that integrates material sustainability- related risks and opportunities into their strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S210 may prove helpful to companies in preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have both converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.

We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, while we do not prescribe timelines regarding when companies make these disclosures, we encourage them to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities to provide investors with time to assess the data and make informed decisions.

Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. While not a voting item, we find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

Climate and nature-related risk

In our view, the transition to a low-carbon economy is one of several mega forces reshaping markets.11 Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer and investor preferences, which may be material for many companies.12 Yet the path to a low-carbon economy is uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term financial value to investors. At companies where these climate-related risks and material, we find it helpful when they publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy, including where available, their transition plan.13

9 By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators.

10 The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.

11 BlackRock Investment Institute, “Mega forces: An investment opportunity”, 2023.

12 BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.

13 We have observed that more companies are developing such plans, and public policymakers in a number of markets are signaling their intentions to require them or already have requirements in place, such as Australia, Brazil, and the European Union. We view transition plans as a method for a company to both internally assess and externally communicate its long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. Transition plans are building momentum internationally, with increased focus from policy makers and supervisors, including in the EU, UK, G7, G20, and from the financial industry. While many initiatives across jurisdictions outline a framework for transition plans, there is no consensus on the key elements these plans should contain. We view useful disclosure as one that communicates a company’s approach to managing financially material business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, which allows investors to make more informed decisions. While transition plans can be helpful disclosure, BIS does not make the preparation and production of transition plans a voting issue. BIS may engage companies that have chosen to publish a transition plan to understand their planned actions and resource implications.

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In our experience, disclosure consistent with the ISSB standards or the TCFD framework can help investors assess company-specific climate-related risks and opportunities, and inform investment decisions.14 Such disclosures also provide investors with insights into how companies are managing the risks associated with climate change by managing their own carbon emissions or emissions intensities to the extent financially practicable. Recognizing the value of these disclosures, in some jurisdictions, like the U.K, large companies must disclose such climate-related financial information on a mandatory basis, while in other jurisdictions these disclosures are viewed as best practice in the market.

Consistent with the ISSB standards and the TCFD framework, we seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios. This includes a scenario in which global warming is limited to well below 2°C, considering ambitions to achieve a limit of 1.5°C, the temperature goal recently reaffirmed by G20 members as part of the 2024 Leader’s Declaration.15

These frameworks also contemplate disclosures on how companies are setting short-, medium- and long- term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.

While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding material scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.

In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities. We rely on company disclosures when determining how to vote on shareholder proposals addressing natural capital issues. Our publicly available commentary provides more information on our approach to natural capital.16

Companies; impact on their workplace, supply chains, and communities

In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.

As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies discuss how they consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand how the board monitors and engages on these matters, given it is well positioned to ensure that the approach taken by management is informed by and aligns with the company’s strategy.

Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.

Other corporate governance matters and shareholder protections

In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. As a general principle, we believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.

14 BlackRock, “Global perspectives on investing in the low-carbon transition”, June 2023. We recognize that companies may phase in reporting aligned with the ISSB standards over several years, depending on local requirements. We also recognize and respect that some companies may report using different local standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies disclose their rationale for reporting in line with the specific disclosure framework chosen and highlight the metrics that are industry- or company-specific.

15 In November 2024, G20 members reaffirmed the Paris Agreement temperature goal as part of the Leader’s Declaration. G20 members include the world’s major economies (19 countries and two regional bodies, the European Union and African Union), representing 85% of global Gross Domestic Product, over 75% of international trade, and about two-thirds of the world population.

16 Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company’s natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures (TNFD) may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards. TNFD-aligned reporting is not a voting issue.

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Corporate form

In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company’s purpose and business model.17 Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. We appreciate when supporting documentation from companies or shareholder proponents proposing to alter the corporate form clearly explains how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

Shareholder proposals

In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.

BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.

When assessing shareholder proposals, we evaluate each proposal on its merit, considering the company’s individual circumstances and maintaining a singular focus on the proposal’s implications for long-term financial value creation. BIS’ evaluation considers whether a shareholder proposal addresses a material risk that, if left unmanaged, may impact a company’s long-term performance. We look for consistency between the specific request formally made in the proposal, the supporting documentation, and the proponents’ other communications on the issues. We also assess the company’s practices and disclosures and the costs and benefits to the company of meeting the request made in the proposal. We take into consideration a company’s governance practices and disclosures against those of their peers.

In our experience, it is helpful when companies to disclose the names of the proponent or organization that has submitted or advised on the proposal.

We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company, are unduly prescriptive or constraining on management. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.

BIS is likely to support shareholder proposals that request disclosures that help us, as long-term investors on behalf of our clients, better understand the material risks and opportunities companies face and how they are managing them, especially where this information is additive given the company’s existing disclosures. We may also support shareholder proposals that are focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation.

We recognize that some shareholder proposals bundle topics and/or specific requests. Further, the proponent’s supporting statement may refer to topics that are not directly related to the request made in the proposal. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients’ long-term financial interests. We typically explain to the company our rationale for supporting such proposals.

Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency to a material risk. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk. .

BlackRock’s oversight of its investment stewardship activities

Oversight

BlackRock maintains advisory committees (Stewardship Advisory Committees), generally consisting of senior BlackRock index investment professionals and/or senior employees with practical boardroom experience. The Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines). The advisory committees do not determine voting decisions, which are the responsibility of BIS.

In addition to the Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of the Global Head of Investment Stewardship (Global Head), and senior BlackRock executives with legal, risk and other experience relevant to team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.

The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines.

17 Corporate form refers to the legal structure by which a business is organized.

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In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.

BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may discuss complicated or particularly controversial matters with senior specialists internally, on an advisory basis, prior to making a voting decision.

Voting guidelines and vote execution

BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).

When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Principles. The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests. BIS analysts may, in the exercise of their professional judgment, in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients. BIS analysts may, exercise their professional judgment in determining how to vote if they conclude that the Guidelines do not cover the specific matter raised by a ballot item or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.

In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.

BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.

Voting Choice

BlackRock offers Voting Choice a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.

Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize certain equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.18 BlackRock also launched a U.S. Program to offer proxy voting to eligible shareholder accounts in a U.S. Fund.19

As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.

Conflicts management policies and procedures

BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock,

18 With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.

19 Read more about BlackRock Voting Choice on our website.

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BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:

•	BlackRock clients who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock

•	Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock

•	Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock

•	BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:

•	Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf.

•	Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including but not limited to our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met.

•	Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:

•	public companies that include BlackRock employees on their boards of directors,

•	public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors,

•	public companies that are the subject of certain transactions involving BlackRock Funds,

•	public companies that are joint venture partners with BlackRock, and

•	public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider.

In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.

Securities lending

When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.

With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).20 BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.

20 Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).

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In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.

Reporting and vote transparency

We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.

At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals and on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.

In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation by companies.

BlackRock

Proxy Voting Policies (Non-Index Funds)

Effective as of January 2025

Overview

This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.

Introduction to BlackRock

BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.

About BlackRock Active Investment Stewardship

BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.

Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability- related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.

Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to

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fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.

These guidelines discuss corporate governance topics on which we may engage with management teams and board directors1 and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.

Our approach to stewardship within active equities

As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.

In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.

Our approach to stewardship within fixed income

Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.

Boards of Directors

Roles and responsibilities

There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner.2

We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.

In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.

One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.

Composition and effectiveness

Appointment process

A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub- committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.

Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment

1 References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.

2 See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.

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process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.

Independence

Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence.3 This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.

We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.

Independent board leadership

Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.

We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.

Tenure and succession

Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.

Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.

In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.

Capacity

To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.

We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.

Director elections

In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non- operating company such as closed-end funds.

Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.

3 Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.

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Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.

We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.

Committees

Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:

•	Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.

•	Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.

•	Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.

We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.

Board and director evaluation

We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.

Access to independent advice

To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.

Executive compensation

Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.

Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.

Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:

•	Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.

•	Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.

•	Long-term incentives that motivate sustained performance across a multi-year period.

•	A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.

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•	Outcomes that are consistent with the returns to investors over the relevant time period.

•	Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.

•	A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.

•	Change of control provisions that appropriately balance the interests of executives and shareholders.

•	Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.

•	Severance arrangements that protect the company’s interests but do not cost more than is contractual.

We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.

Non-executive director compensation

Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.

Capital structure

Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience. Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.

Share issuance

We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.

Share buybacks

We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.

We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.

Dividends

We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.

Differentiated voting rights

We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.

Transactions and special situations

We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.

Mergers and acquisitions

We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.

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We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.

Anti-takeover defenses

In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long- term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.

Shareholder activism

When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.

We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.

Significant shareholders and related party transactions

Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.

Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.

Corporate reporting, risk management and audit

Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.

A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.

In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.

Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports.4

Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.

A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns

4 The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.

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about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.

We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.

Shareholder rights and protections

General shareholder meetings

Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.

We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.

Bylaw amendments

We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.

We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.

If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.

If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.

Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.

Change of domicile

We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.

We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.

Changes to a company’s purpose or the nature of its business

Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.

Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.

Shareholder proposals

Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business. Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.

We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.

Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our

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engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.

BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.

Corporate political activities

We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.

Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.

Sustainability, or environmental and social, considerations

We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors5 that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.

We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.

We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.

Key stakeholders

In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.

Climate and decarbonization investment objectives

Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.

The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.

5 By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.

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Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.

Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities

Oversight

The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.

The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.

In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.

BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).

Voting guidelines and vote execution

BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).

When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.

The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.

In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.

BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.

Voting Choice

BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.

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Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies.6

As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice. BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.

Use and oversight of third-party vote services providers

Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.

Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.

BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.

Conflicts management policies and procedures

BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:

•	BlackRock clients who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock

•	Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock

•	Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock

•	BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:

•	Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf

•	Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met

•	Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and

6 With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.

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companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:

•	public companies that include BlackRock employees on their boards of directors

•	public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors

•	public companies that are the subject of certain transactions involving BlackRock Funds

•	public companies that are joint venture partners with BlackRock, and

•	public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider

In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.

Securities lending

When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.

With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.

In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.

Reporting and vote transparency

BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.

Boston Partners

PROXY VOTING POLICIES AND PROCEDURES

Effective February 2025

Boston Partners Global Investors, Inc. (“Boston Partners”) is an investment adviser comprised of two divisions, Boston Partners and Weiss, Peck & Greer Partners (“WPG”). Boston Partners’ Governance Committee (the “Committee”) is comprised of representatives from portfolio management, securities analyst, portfolio research, quantitative research, investor relations, sustainability and engagement, and legal/compliance teams. The Committee is responsible for administering and overseeing Boston Partners’ proxy voting process. The Committee makes decisions on proxy policy, establishes formal Boston Partners’ Proxy Voting Policies (the “Proxy Voting Policies”) and updates the Proxy Voting Policies as necessary, but no less frequently than annually. In addition, the Committee, in its sole discretion, delegates certain functions to internal departments and/or engages third-party vendors to assist in the proxy voting process. Finally, members of the Committee are responsible for evaluating and resolving conflicts of interest relating to Boston Partners’ proxy voting process.

To assist Boston Partners in carrying out our responsibilities with respect to proxy activities, Boston Partners has engaged Institutional Shareholder Services Inc. (“ISS”), a third-party corporate governance research service, which is registered as an investment adviser. ISS receives all proxy-related materials for securities held in client accounts and votes the proposals in accordance with Boston Partners’ Proxy Voting Policies. ISS assists Boston Partners with voting execution through an electronic vote management system that allows ISS to pre-populate and automatically submit votes in accordance with Boston Partners’ Proxy Voting Policies. While Boston Partners may consider ISS’s recommendations on proxy issues, Boston Partners bears ultimate responsibility for proxy voting decisions and can change votes via ISS’ electronic voting platform at any time before a meeting’s cut-off date. ISS also provides recordkeeping and vote-reporting services.

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How Boston Partners Votes

For those clients who delegate proxy voting authority to Boston Partners, Boston Partners has full discretion over votes cast on behalf of clients. All proxy votes on behalf of clients are voted the same way; however, Boston Partners may refrain from voting proxies for certain clients in certain markets. These arrangements are outlined in respective client investment management agreements. Boston Partners may also refrain from voting proxies on behalf of clients when shares are out on loan; when share blocking is required to vote; where it is not possible to vote shares; where there are legal or operational difficulties; where Boston Partners believes the administrative burden and/ or associated cost exceeds the expected benefit to a client; or where not voting or abstaining produces the desired outcome.

Boston Partners meets with ISS at least annually to review ISS policy changes, themes, methodology, and to review the Proxy Voting Policies. The information is taken to the Committee to discuss and decide what changes, if any, need to be made to the Proxy Voting Policies for the upcoming year.

The Proxy Voting Policies provide standard positions on likely issues for the upcoming proxy season. In determining how proxies should be voted, including those proxies the Proxy Voting Policies do not address or where the Proxy Voting Policies’ application is ambiguous, Boston Partners primarily focuses on maximizing the economic value of its clients’ investments. This is accomplished through engagements with Boston Partners’ analysts and issuers, as well as independent research conducted by Boston Partners’ Sustainability and Engagement Team. In the case of social and political responsibility issues that, in its view, do not primarily involve financial considerations, it is Boston Partners’ objective to support shareholder proposals that it believes promote good corporate citizenship. If Boston Partners believes that any research provided by ISS or other sources is incorrect, that research is ignored in the proxy voting decision, which is escalated to the Committee so that all relevant facts can be discussed, and a final vote determination can be made. Boston Partners is alerted to proposals that may require more detailed analysis via daily system generated refer notification emails. These emails prompt the Committee Secretary to call a Committee meeting to discuss the items in question.

Although Boston Partners has instructed ISS to vote in accordance with the Proxy Voting Policies, Boston Partners retains the right to deviate from the Proxy Voting Policies if, in its estimation, doing so would be in the best interest of clients.

Conflicts

Boston Partners believes clients are sufficiently insulated from any actual or perceived conflicts Boston Partners may encounter between its interests and those of its clients because Boston Partners votes proxies based on the predetermined Proxy Voting Policies. However, as noted, Boston Partners may deviate from the Proxy Voting Policies in certain circumstances or the Proxy Voting Policies may not address certain proxy voting proposals. If a member of Boston Partners’ research or portfolio management team recommends that Boston Partners vote a particular proxy proposal in a manner inconsistent with the Proxy Voting Policies or if the Proxy Voting Policies do not address a particular proposal, Boston Partners will adhere to certain procedures designed to ensure that the decision to vote the particular proxy proposal is based on the best interest of Boston Partners’ clients. These procedures require the individual requesting a deviation from the Proxy Voting Policies to complete a Conflicts Questionnaire (the “Questionnaire”) along with written documentation of the economic rationale supporting the request. The Questionnaire seeks to identify possible relationships with the parties involved in the proxy that may not be apparent. Based on the responses to the Questionnaire, the Committee (or a subset of the Committee) will determine whether it believes a material conflict of interest is present. If a material conflict of interest is found to exist, Boston Partners will vote in accordance with client instructions, seek the recommendation of an independent third-party or resolve the conflict in such other manner as Boston Partners believes is appropriate, including by making its own determination that a particular vote is, notwithstanding the conflict, in the best interest of clients.

Oversight

Meetings and upcoming votes are reviewed by the Committee Secretary with a focus on votes against management. Votes on behalf of Boston Partners’ clients are reviewed and compared against ISS’ recommendations. When auditing vote instructions, which Boston Partners does at least annually, ballots voted for a specified period are requested from ISS, and a sample of those meetings are reviewed by Boston Partners’ Operations Team. The information is then forwarded to compliance/ the Committee Secretary for review. Any perceived exceptions are reviewed with ISS and an analysis of what the potential vote impact would have been is conducted. ISS’ most recent SOC-1 indicates they have their own control and audit personnel and procedures, and a sample of ballots are randomly selected on a quarterly basis. ISS compares ballots to applicable vote instructions recorded in their database. Due diligence meetings with ISS are conducted periodically.

Disclosures

A copy of Boston Partners’ Proxy Voting Policies and Procedures, as updated from time to time, as well as information regarding the voting of securities for a client account are available upon request from your Boston Partners relationship manager. A copy of Boston Partners’ Proxy Voting Policies and Procedures are also available at https://www.boston-partners.com/. For general inquires, contact (617) 832-8154.

ClearBridge

Proxy Voting Policies and Procedures

(Amended as of February 2024)

ClearBridge is subject to the Proxy Voting Policies and Procedures that it has adopted to seek to ensure that it votes proxies relating to equity securities in the best interest of client accounts. The following is a brief overview of the policies.

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ClearBridge votes proxies for each client account with respect to which it has been authorized or is required by law to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of the beneficial owners of the accounts it manages. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation regarding proxy votes. However, such recommendations do not relieve ClearBridge of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issue, ClearBridge considers those factors and votes on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the policies or for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructuring, and social and environmental issues. The stated position on an issue set forth in the policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. There may be occasions when different investment teams vote differently on the same issue. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or ClearBridge’s business relationships and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s Chief Compliance Officer. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies.

ClearBridge generally takes the position that non-ClearBridge relationships between a Franklin Resources, Inc. (“Franklin”) affiliate and an issuer do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Franklin business units as well as on the existence of information barriers between ClearBridge and other Franklin business units.

ClearBridge’s Proxy Committee reviews and addresses conflicts of interest. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

ClearBridge shall maintain the following records relating to proxy voting: a copy of these policies and procedures; a copy of each proxy form (as voted); a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote; documentation relating to the identification and resolution of conflicts of interest; any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client. Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

FDS and FIAM

Proxy Voting Guidelines

October 2024

I.	Introduction

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how Fidelity votes proxies to further the values that have sustained Fidelity for over 75 years. Our core principles sit at the heart of our voting philosophy; putting our customers’ and fund shareholders’ long-term interests first and investing in companies that share our approach to creating value over the long-term guides everything we do. Fidelity generally adheres to these guidelines in voting

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proxies and our Stewardship Principles serve as the foundation for these guidelines. Our evaluation of proxies reflects information from many sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms. Fidelity maintains the flexibility to vote individual proxies based on our assessment of each situation.

In evaluating proxies, Fidelity considers factors that are financially material to individual companies and investing funds’ investment objectives and strategies in support of maximizing long-term shareholder value. This includes considering the company’s approach to financial and operational, human, and natural capital and the impact of that approach on the potential future value of the business.

Fidelity will vote on proposals not specifically addressed by these guidelines based on an evaluation of a proposal’s likelihood to enhance the long-term economic returns or profitability of the company or to maximize long-term shareholder value. Fidelity will not be influenced by business relationships or outside perspectives that may conflict with the interests of the funds and their shareholders.

II.	Board of Directors and Corporate Governance

Directors of public companies play a critical role in ensuring that a company and its management team serve the interests of its shareholders. Fidelity believes that through proxy voting, it can help ensure accountability of management teams and boards of directors, align management and shareholder interests, and monitor and assess the degree of transparency and disclosure with respect to executive compensation and board actions affecting shareholders’ rights. The following general guidelines are intended to reflect these proxy voting principles.

A.	Election of Directors

Fidelity will generally support director nominees in elections where all directors are unopposed (uncontested elections), except where board composition raises concerns, and/or where a director clearly appears to have failed to exercise reasonable judgment or otherwise failed to sufficiently protect the interests of shareholders. Fidelity will evaluate board composition and generally will oppose the election of certain or all directors if, by way of example:

1.	The Board is not composed of a majority of independent directors.

2.	The board’s audit, compensation, and nominating/governance committees or their equivalents are not sufficiently independent.

3.	There is no gender diversity on the board or if a board of ten or more members has fewer than two gender diverse directors.

4.	There are no racially or ethnically diverse directors on the board.

5.	The director is a public company CEO who sits on more than two unaffiliated public company boards.

6.	The director, other than a CEO, sits on more than five unaffiliated public company boards.

7.	The director attended fewer than 75% of the total number of meetings of the board and its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.

While Fidelity generally considers the requirements of the relevant listing standards in determining director, board, and committee independence, we may apply more stringent independence criteria and adapt such criteria for certain foreign markets, taking into consideration listing requirements as well as differing laws, regulation, and/or practices in the relevant market. For example, Fidelity generally will find non-independent:

1.	Former CEOs.

2.	Company founders.

3.	Directors or director family members that were employed as senior executives by the company within the past five years.

Fidelity also may evaluate financial relationships, equity ownership, and voting rights in assessing the independence of director nominees.

In addition, Fidelity will evaluate board actions and generally will oppose the election of certain or all directors if, by way of example:

1.	The company made a commitment to modify a proposal or practice to conform to these guidelines, and failed to act on that commitment.

2.	For reasons described below under the sections entitled Compensation and Anti-Takeover Provisions and Director Elections.

B.	Contested Director Elections

On occasion, directors are forced to compete for election against outside director nominees (contested elections). Fidelity believes that strong management creates long-term shareholder value. As a result, Fidelity generally will vote in support of management of companies in which the funds’ assets are invested. Fidelity will vote its proxy on a case-by-case basis in a contested election, taking into consideration a number of factors, amongst others:

1.	Management’s track record and strategic plan for enhancing shareholder value;

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2.	The long-term performance of the company compared to its industry peers; and

3.	The qualifications of the shareholder’s and management’s nominees.

Fidelity will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long-term.

C.	Cumulative Voting Rights

Under cumulative voting, each shareholder may exercise the number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders may cast all of their votes for a single nominee (or multiple nominees in varying amounts). With regular (non-cumulative) voting, by contrast, shareholders cannot allocate more than one vote per share to any one director nominee. Fidelity believes that cumulative voting can be detrimental to the overall strength of a board. Generally, therefore, Fidelity will oppose the introduction of, and support the elimination of, cumulative voting rights.

D.	Classified Boards

A classified board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). This means that at each annual meeting only a subset of directors is up for re-election. Fidelity believes that, in general, classified boards are not as accountable to shareholders as declassified boards. For this and other reasons, Fidelity generally will oppose a board’s adoption of a classified board structure and support declassification of existing boards.

E.	Independent Chairperson

In general, Fidelity believes that boards should have a process and criteria for selecting the board chair, and will oppose shareholder proposals calling for, or recommending the appointment of, a non-executive or independent chairperson. If, however, based on particular facts and circumstances, Fidelity believes that appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and promote effective oversight of management by the board of directors, Fidelity will consider voting to support a proposal for an independent chairperson under such circumstances.

F.	Majority Voting in Director Elections

In general, Fidelity supports proposals calling for directors to be elected by a majority of votes cast if the proposal permits election by a plurality in the case of contested elections (where, for example, there are more nominees than board seats). Fidelity may oppose a majority voting shareholder proposal where a company’s board has adopted a policy requiring the resignation of an incumbent director who fails to receive the support of a majority of the votes cast in an uncontested election.

G.	Proxy Access

Proxy access proposals generally require a company to amend its by-laws to allow a qualifying shareholder or group of shareholders to nominate directors on a company’s proxy ballot. Fidelity believes that certain safeguards as to ownership threshold and duration of ownership are important to assure that proxy access is not misused by those without a significant economic interest in the company or those driven by short term goals. Fidelity will evaluate proxy access proposals on a case-by-case basis, but generally will support proposals that include ownership of at least 3% (5% in the case of small-cap companies) of the company’s shares outstanding for at least three years; limit the number of directors that eligible shareholders may nominate to 20% of the board; and limit to 20 the number of shareholders that may form a nominating group.

H.	Indemnification of Directors and Officers

In many instances there are sound reasons to indemnify officers and directors, so that they may perform their duties without the distraction of unwarranted litigation or other legal process. Fidelity generally supports charter and by-law amendments expanding the indemnification of officers or directors, or limiting their liability for breaches of care unless Fidelity is dissatisfied with their performance or the proposal is accompanied by anti-takeover provisions (see Anti-Takeover Provisions and Shareholders Rights Plans below).

III.	Compensation

Incentive compensation plans can be complicated and many factors are considered when evaluating such plans. Fidelity evaluates such plans based on protecting shareholder interests and our historical knowledge of the company and its management.

A.	Equity Compensation Plans

Fidelity encourages the use of reasonably designed equity compensation plans that align the interest of management with those of shareholders by providing officers and employees with incentives to increase long-term shareholder value. Fidelity considers whether such plans are too dilutive to existing shareholders because dilution reduces the voting power or economic interest of existing shareholders as a result of an increase in shares available for distribution to employees in lieu of cash compensation. Fidelity will generally oppose equity compensation plans or amendments to authorize additional shares under such plans if:

1.	The company grants stock options and equity awards in a given year at a rate higher than a benchmark rate (“burn rate”) considered appropriate by Fidelity and there were no circumstances specific to the company or the compensation plans that leads Fidelity to conclude that the rate of awards is otherwise acceptable.

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2.	The plan includes an evergreen provision, which is a feature that provides for an automatic increase in the shares available for grant under an equity compensation plan on a regular basis.

3.	The plan provides for the acceleration of vesting of equity compensation even though an actual change in control may not occur.

As to stock option plans, considerations include the following:

1.	Pricing: We believe that options should be priced at 100% of fair market value on the date they are granted. We generally oppose options priced at a discount to the market, although the price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

2.	Re-pricing: An “out-of-the-money” (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with a policy of offering options as a form of long-term compensation. Fidelity also generally opposes a stock option plan if the board or compensation committee has re-priced options outstanding in the past two years without shareholder approval.

Fidelity generally will support a management proposal to exchange, re-price or tender for cash, outstanding options if the proposed exchange, re-pricing, or tender offer is consistent with the interests of shareholders, taking into account a variety of factors such as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the exchange or re-pricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.	The company’s relative performance compared to other companies within the relevant industry or industries;

4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.	Any other facts or circumstances relevant to determining whether an exchange or re-pricing proposal is consistent with the interests of shareholders.

B.	Employee Stock Purchase Plans

These plans are designed to allow employees to purchase company stock at a discounted price and receive favorable tax treatment when the stock is sold. Fidelity generally will support employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% (or at least 75% in the case of non-U.S. companies where a lower minimum stock purchase price is equal to the prevailing “best practices” in that market) of the stock’s fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company’s stock.

IV.	Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote

Current law requires companies to allow shareholders to cast non-binding votes on the compensation for named executive officers, as well as the frequency of such votes. Fidelity generally will support proposals to ratify executive compensation unless the compensation appears misaligned with shareholder interests or is otherwise problematic, taking into account:

–	The actions taken by the board or compensation committee in the previous year, including whether the company re-priced or exchanged outstanding stock options without shareholder approval; adopted or extended a golden parachute without shareholder approval; or adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation;

–	The alignment of executive compensation and company performance relative to peers; and

–	The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

When presented with a frequency of Say on Pay vote, Fidelity generally will support holding an annual advisory vote on Say on Pay.

A.	Compensation Committee

Directors serving on the compensation committee of the Board have a special responsibility to ensure that management is appropriately compensated and that compensation, among other things, fairly reflects the performance of the company. Fidelity believes that compensation should align with company performance as measured by key business metrics. Compensation policies should align the interests of executives with those of shareholders. Further, the compensation program should be disclosed in a transparent and timely manner.

Fidelity will oppose the election of directors on the compensation committee if:

1.	The compensation appears misaligned with shareholder interests or is otherwise problematic and results in concerns with:

a)	The alignment of executive compensation and company performance relative to peers; and

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b)	The structure of the compensation program, including factors outlined above under the section entitled Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote.

2.	The company has not adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation.

3.	Within the last year, and without shareholder approval, a company’s board of directors or compensation committee has either:

a)	Re-priced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options; or

b)	Adopted or extended a golden parachute.

B.	Executive Severance Agreements

Executive severance compensation and benefit arrangements resulting from a termination following a change in control are known as “golden parachutes.” Fidelity generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross up provision, single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

V.	Natural and Human Capital Issues

As part of our efforts to maximize long-term shareholder value, we incorporate consideration of human and natural capital issues into our evaluation of a company, if our research has demonstrated an issue is financially material to that company and the investing funds’ investment objectives and strategies.

Fidelity generally considers management’s recommendation and current practice when voting on shareholder proposals concerning human and natural capital issues because it generally believes that management and the board are in the best position to determine how to address these matters. Fidelity, however, also believes that transparency is critical to sound corporate governance. Fidelity evaluates shareholder proposals concerning natural and human capital topics. To engage and vote more effectively on the growing number of submitted proposals on these topics, we developed a four-point decision-making framework. In general, Fidelity will more likely support proposals that:

•	Address a topic that our research has identified as financially material;

•	Provide disclosure of new or additional information to investors without being overly prescriptive;

•	Provide valuable information to the business or investors by improving the landscape of investment-decision relevant information or contributing to our understanding of a company’s processes and governance of the topic in question; and

•	Are realistic or practical for the company to comply with.

VI.	Anti-Takeover Provisions and Shareholders Rights Plans

Fidelity generally will oppose a proposal to adopt an anti-takeover provision. Anti-takeover provisions include:

–	classified boards;

–	“blank check” preferred stock (whose terms and conditions may be expressly determined by the company’s board, for example, with differential voting rights);

–	golden parachutes;

–	supermajority provisions (that require a large majority (generally between 67- 90%) of shareholders to approve corporate changes as compared to a majority provision that simply requires more than 50% of shareholders to approve those changes);

–	poison pills;

–	provisions restricting the right to call special meetings;

–	provisions restricting the right of shareholders to set board size;

–	and any other provision that eliminates or limits shareholder rights.

A.	Shareholders Rights Plans (“poison pills”)

Poison pills allow shareholders opposed to a takeover offer to purchase stock at discounted prices under certain circumstances and effectively give boards veto power over any takeover offer. While there are advantages and disadvantages to poison pills, they can be detrimental to the creation of shareholder value and can help entrench management by deterring acquisition offers not favored by the board, but that may, in fact, be beneficial to shareholders.

Fidelity generally will support a proposal to adopt or extend a poison pill if the proposal:

1.	Includes a condition in the charter or plan that specifies an expiration date (sunset provision) of no greater than five years;

2.	Is integral to a business strategy that is expected to result in greater value for the shareholders;

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3.	Requires shareholder approval to be reinstated upon expiration or if amended;

4.	Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the poison pill; and

5.	Allows the Fidelity funds to hold an aggregate position of up to 20% of a company’s total voting securities, where permissible.

Fidelity generally also will support a proposal that is crafted only for the purpose of protecting a specific tax benefit if it also believes the proposal is likely to enhance long-term economic returns or maximize long-term shareholder value.

B.	Shareholder Ability to Call a Special Meeting

Fidelity generally will support shareholder proposals regarding shareholders’ right to call special meetings if the threshold required to call the special meeting is no less than 25% of the outstanding stock.

C.	Shareholder Ability to Act by Written Consent

Fidelity generally will support proposals regarding shareholders’ right to act by written consent if the proposals include appropriate mechanisms for implementation. This means that proposals must include record date requests from at least 25% of the outstanding stockholders and consents must be solicited from all shareholders.

D.	Supermajority Shareholder Vote Requirement

Fidelity generally will support proposals regarding supermajority provisions if Fidelity believes that the provisions protect minority shareholder interests in companies where there is a substantial or dominant shareholder.

VII.	Anti-Takeover Provisions and Director Elections

Fidelity will oppose the election of all directors or directors on responsible committees if the board adopted or extended an anti-takeover provision without shareholder approval.

Fidelity will consider supporting the election of directors with respect to poison pills if:

•	All of the poison pill’s features outlined under the Anti-Takeover Provisions and Shareholders Rights section above are met when a poison pill is adopted or extended.

•	A board is willing to consider seeking shareholder ratification of, or adding the features outlined under the Anti-Takeover Provisions and Shareholders Rights Plans section above to, an existing poison pill. If, however, the company does not take appropriate action prior to the next annual shareholder meeting, Fidelity will oppose the election of all directors at that meeting.

•	It determines that the poison pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

VIII.	Capital Structure and Incorporation

These guidelines are designed to protect shareholders’ value in the companies in which the Fidelity funds invest. To the extent a company’s management is committed and incentivized to maximize shareholder value, Fidelity generally votes in favor of management proposals; Fidelity may vote contrary to management where a proposal is overly dilutive to shareholders and/or compromises shareholder value or other interests. The guidelines that follow are meant to protect shareholders in these respects.

A.	Increases in Common Stock

Fidelity may support reasonable increases in authorized shares for a specific purpose (a stock split or re-capitalization, for example). Fidelity generally will oppose a provision to increase a company’s authorized common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options.

In the case of real estate investment trusts (REITs), however, Fidelity will oppose a provision to increase the REIT’s authorized common stock if the increase will result in a total number of authorized shares greater than five times the current number of outstanding and scheduled to be issued shares.

B.	Multi-Class Share Structures

Fidelity generally will support proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and generally will oppose proposals to introduce or increase classes of stock with differential voting rights. However, Fidelity will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

C.	Incorporation or Reincorporation in another State or Country

Fidelity generally will support management proposals calling for, or recommending that, a company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company’s current and proposed governing documents. Fidelity will consider supporting

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these shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

IX.	Shares of Fidelity Funds or other non-Fidelity Funds

When a Fidelity fund invests in an underlying Fidelity fund with public shareholders or a non-Fidelity investment company or business development company, Fidelity will generally vote in the same proportion as all other voting shareholders of the underlying fund (this is known as “echo voting”). Fidelity may not vote if “echo voting” is not operationally practical or not permitted under applicable laws and regulations. For Fidelity fund investments in a Fidelity Series Fund, Fidelity generally will vote in a manner consistent with the recommendation of the Fidelity Series Fund’s Board of Trustees on all proposals, except where not permitted under applicable laws and regulations.

X.	Foreign Markets

Many Fidelity funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Fidelity generally will evaluate proposals under these guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

In certain non-U.S. jurisdictions, shareholders voting shares of a company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because these trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Fidelity generally will not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Fidelity generally will not vote proxies in order to safeguard fund holdings information.

XI.	Securities on Loan

Securities on loan as of a record date cannot be voted. In certain circumstances, Fidelity may recall a security on loan before record date (for example, in a particular contested director election or a noteworthy merger or acquisition). Generally, however, securities out on loan remain on loan and are not voted because, for example, the income a fund derives from the loan outweighs the benefit the fund receives from voting the security. In addition, Fidelity may not be able to recall and vote loaned securities if Fidelity is unaware of relevant information before record date, or is otherwise unable to timely recall securities on loan.

XII.	Compliance with Legal Obligations and Avoiding Conflicts of Interest

Voting of shares is conducted in a manner consistent with Fidelity’s fiduciary obligations to the funds and all applicable laws and regulations. In other words, Fidelity votes in a manner consistent with these guidelines and in the best interests of the funds and their shareholders, and without regard to any other Fidelity companies’ business relationships.

Fidelity takes its responsibility to vote shares in the best interests of the funds seriously and has implemented policies and procedures to address actual and potential conflicts of interest.

XIII.	Conclusion

Since its founding more than 75 years ago, Fidelity has been driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long-term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund.

Fidelity believes that there is a strong correlation between sound corporate governance and enhancing shareholder value. Fidelity, through the implementation of these guidelines, puts this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.

Federated

Proxy Voting Policies and Procedures

Effective September 2024

Proxy Voting Policies

As an investment adviser with a fiduciary duty to the Fund and its shareholders, the general policy of Federated MDTA LLC (the “Sub-Adviser”) is to cast proxy votes in favor of management proposals and shareholder proposals that the Sub-Adviser anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Sub-Adviser believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”

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The Sub-Adviser generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. However, the Sub-Adviser may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Sub-Adviser to vote differently.

The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Sub-Adviser supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.

Corporate Governance

On matters related to the board of directors, generally, the Sub-Adviser will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer, unless the company is headquartered in the UK where this is market practice; (3) has become overboarded (more than five boards for retired executives and more than two boards for CEOs); (4) is a non-independent, non-executive director on the board of a U.S. domestic issuer where less than two-thirds of the directors are independent; (5) is a non-independent, non-executive director on the board of a foreign issuer where less than half of the directors are independent; (6) is a non-independent member of the audit committee; (7) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (8) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (9) served on a board that did not implement a shareholder proposal that the Sub-Adviser supported and received more than 50% shareholder support the previous year.

In addition, the Sub-Adviser will generally vote in favor of: (10) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (11) shareholder proposals to declassify the board of directors; (12) shareholder proposals to require a majority voting standard in the election of directors; (13) shareholder proposals to separate the roles of chairman of the board and CEO; (14) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (15) shareholder proposals to eliminate supermajority voting requirements in company bylaws.

On other matters of corporate governance, generally, the Sub-Adviser will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least 10% of the outstanding stock agree; (2) on a case-by-case basis for shareholder proposals to grant shareholders the right to act by written consent when the company does not already grant shareholders the right to call a special meeting; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as “poison pills”); and (4) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.

Generally, the Sub-Adviser will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Sub-Adviser places great importance on company-specific analyses to determine how to vote. Above all, the Sub-Adviser will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.

Shareholder Proposals on Environmental and Social Issues

The Sub-Adviser’s general approach to analyzing these proposals calls for considering the language of the written proposal, the financial materiality of the proposal’s objective and the practices followed by industry peers. This analysis utilizes research reports from the Sub-Adviser’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.

With respect to specific categories of proposals:

Environmental

The Sub-Adviser will generally support proposals calling for enhanced reporting on the company’s business practices, including policies, strategic initiatives and oversight mechanisms, related to environmental risks. To reach a final voting decision, we will take into consideration:

•	The company’s current level of publicly available disclosure.

•	Whether the company has formally committed to implementation of a reporting program based on frameworks such as the SASB materiality standards or the TCFD recommendations.

•	Whether the company’s current level of disclosure is comparable to that of industry peers; and

•	Whether there are significant controversies or litigation associated with the company’s environmental performance.

Social

The Sub-Adviser will generally support resolutions in the social category when they call for measures to enhance disclosure that would enable investors to make better risk assessments of the company’s social issues, such as their human capital management practices. We will generally oppose proposals calling for a change in the company’s product line or methods of distribution.

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Political Activities

The Sub-Adviser will generally support enhanced disclosure of policies, practices and oversight of corporate political activity when the current level of disclosure falls short of disclosure provided by industry peers. We will oppose proposals prohibiting the company’s participation in any part of the political process, such as making political contributions and joining trade associations.

Capital Structure

On matters of capital structure, generally, the Sub-Adviser will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately. Generally, the Sub-Adviser will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.

Executive Compensation

Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say On Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans and votes to approve new equity plans or amendments to existing plans. Generally, the Sub-Adviser will support compensation arrangements that are aligned with the client’s long-term investment objectives.

With respect to specific categories of proposals:

Say on Pay

The Sub-Adviser will generally vote in favor of these proposals unless the plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. The Sub-Adviser supports the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say On Pay vote.

Remuneration Policy

In some markets, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive compensation plan on a forward-looking basis. The Sub-Adviser will generally support these proposals unless:

•	The design of the remuneration policy fails to appropriately link executive compensation with corporate performance.

•	Total compensation appears excessive relative to the company’s industry peer group considering local market dynamics; or

•	There is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.

Remuneration Report

Markets with remuneration policy proposals typically also have proposals asking shareholders to approve the annual remuneration report. The remuneration report provides shareholders with details concerning the implementation in the previous year of the remuneration policy. The Sub-Adviser will generally support these proposals unless the level of disclosure is not sufficient to permit an evaluation of the company’s pay practices in the period covered by the report. A vote against the remuneration policy, which in most markets is not an annual voting item, would not necessarily result in votes against the remuneration report at subsequent shareholder meetings.

Equity Plans

The Sub-Adviser will generally vote in favor of equity plan proposals unless they:

•	Result in unreasonable dilution to existing shareholders.

•	Permit replacement of “underwater” options with new options on more favorable terms for the recipient; or

•	Omit the criteria for determining the granting or vesting of awards.

M&A Activity

On matters relating to corporate transactions, the Sub-Adviser will generally vote in favor of mergers, acquisitions, and sales of assets if the Sub-Adviser’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.

Contested Elections

If a shareholders meeting is contested –that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder –the Sub-Adviser will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.

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Cost/Benefit Analysis

In addition, the Sub-Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period), the Sub-Adviser will not vote proxies for such shares. In addition, the Sub-Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.

Securities Lending Recall

A Fund may elect to participate in their own securities lending arrangements, which would be facilitated by the investment Sub-Adviser for the Fund. To the extent that such securities are out on loan, the Sub-Adviser does not have the right to vote those securities. In general, the Sub-Adviser has no information about the securities that have been lent out pursuant to the Fund’s securities lending program and that are therefore unavailable to be voted. Accordingly, the proxies for those securities that are out on loan may not be voted by the Sub-Adviser.

Issuer Feedback

The Sub-Adviser will consider feedback from issuers on the voting recommendations of the Sub-Adviser’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the Sub-Adviser’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Sub-Adviser’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.

Best Efforts

If proxies are not delivered in a timely or otherwise appropriate basis, the Sub-Adviser may not be able to vote a particular proxy.

When the Sub- Adviser employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Sub-Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Sub-Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Sub-Adviser is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.

Proxy Voting Procedures

The Sub-Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Sub-Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy advisory firm, soliciting voting recommendations from the Sub-Adviser’s investment professionals, bringing voting recommendations to the Proxy Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time and keeping the Proxy Committee informed of any issues related to corporate governance and proxy voting.

The Sub-Adviser has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.

The Sub-Adviser has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing and recordkeeping functions. The Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case handling for a proposal, the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.

Conflicts of Interest

The Sub-Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Sub-Adviser or Distributor. This may occur where a significant business relationship exists between the Sub-Adviser (or its affiliates) and a company involved with a proxy vote.

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A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”

The Sub-Adviser has implemented the following procedures to avoid concerns that the conflicting interests of the Sub-Adviser or its affiliates have influenced proxy votes. Any employee of the Sub-Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Sub-Adviser must refer the Interested Company to a member of the Proxy Committee and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Sub-Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Sub-Adviser voted as it did. In certain circumstances it may be appropriate for the Sub-Adviser to vote in the same proportion as all other shareholders, to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Sub-Adviser will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Sub-Adviser may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Sub-Adviser will proportionally vote the Fund’s proxies for that fund.

Downstream Affiliates

If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Sub-Adviser and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.

Proxy Advisers’ Conflicts of Interest

Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a significant vendor for a proxy advisory firm may be a public company with an upcoming shareholders’ meeting and the proxy advisory firm has published a research report with voting recommendations. In another example, a proxy advisory firm consulting client may be a public company for which the proxy advisory firm will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.

To avoid concerns that the conflicting interests of proxy advisory firms have influenced their proxy voting recommendations, the Sub-Adviser will take the following steps:

•	A due diligence team made up of employees of the Sub-Adviser and/or its affiliates will meet with its primary proxy advisor on an annual basis and determine through a review of their policies and procedures and through inquiry that they have established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by their various conflicts of interest.

•	On an annual basis the Director of Proxy Voting will examine a sample of a proxy advisory firm’s research reports for that firm’s institutional consulting clients and determine if evidence of bias in recommendations exists. If such evidence is found, the results of the examination will be presented to the Proxy Management Group and a decision would be made as to the further use of that advisory firm’s research reports.

•	Whenever the standard voting guidelines call for voting a proposal in accordance with a proxy advisory firm’s recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report published by a proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or their designee, will review proxy advisory firm reports and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.

Proxy Voting Report

A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available at the SEC’s website at sec.gov.

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Franklin

Proxy Voting Policies & Procedures*

(As of March 2024)

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES

Franklin Mutual Advisers, LLC (hereinafter the “Investment Manager”) has delegated its administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”). Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Investment Manager will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.

The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.a.r.l. (“FTIS S.a.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Manager indicating such intention and provide written instructions directing the Investment Manager or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGER VOTES PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Manager’s instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Manager’s ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Manager’s evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy. For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers lo, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

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client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Manager takes the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Manager operates as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Manager and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Manager’s or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Manager or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Manager will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.a.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager’s ultimate decision. Each issue is considered on its own merits, and the Investment Manager will base its decision on its own analysis, proxy guidelines, and its judgment as to what is the best interest of the client. The recommendation of management will be an input into this analysis.

Engagement with Issuers

The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance (“ESG”) issues throughout the year. We take a proactive approach focusing on long-term, financially material ESG risks and opportunities that may affect a company’s valuation and ability to create value.

The Investment Manager may choose engagement as the preferred route to achieving change over voting for a proposal, which may be poorly written or overly burdensome, but where there is a legitimate issue being raised. In such cases, the Investment Manager will consider management’s response to such engagement in future votes.

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THE PROXY GROUP

The Proxy Group is part of Franklin Templeton’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Manager’s research analyst and relevant portfolio manager(s), working with the Investment Manager’s ESG professionals and Chief Investment Officer, are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company, the investment objectives of the client if known, and any other information publicly available.

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

The Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, the Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis. The Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise, nor can the Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and the Investment Manager devotes significant time and resources to monitor these changes.

THE INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

The Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of the Investment Manager’s organization, including portfolio management, legal counsel, and the Investment Manager’s officers. Potential changes to the proxy voting policies are considered on an annual basis, and the Board of Directors of Franklin Templeton’s U.S.-registered investment companies will approve the proxy voting policies and procedures annually.

The following guidelines reflect what the Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. The Investment Manager supports an independent, diverse board of directors, and believes that key committees such as audit, nominating, and compensation committees should be comprised of independent directors. The Investment Manager supports boards with strong risk management oversight.

In evaluating its vote for directors, the Investment Manager will consider the individual’s qualifications, their ability to devote sufficient time to the Board, and their independence from management, as well as the overall composition of the Board. As it relates to the composition of a Board, the Investment Manager will consider current local market best practices and governance structures. Consideration will be given to the different qualifications and expertise of each director and the relevance of their experience to the company’s operations, how representative the Board is of the company’s operations, diversity of experience and backgrounds and other factors deemed relevant to that specific situation. Additionally, the Investment Manager will consider withholding votes from directors chairing or serving on committees which in its view have not been sufficiently responsive to shareholder concerns.

The Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. The Investment Manager will generally vote in favor of separating Chair and CEO positions, although consideration will be given to whether there is a strong Lead Independent Director as well as the company’s corporate governance performance generally. The Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation. In control situations, the Investment Manager will consider the specific circumstances of the situation. In general, the Investment Manager will focus on the protection of minority shareholder rights, and the history of the exercise of control by the controlling shareholder(s). While the general proxy voting guidelines generally apply to control situations as well, the Investment Manager will be mindful of the specifics of the situation in evaluating any matter up for vote.

In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of Auditors: The Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, The Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. The

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Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The Investment Manager believes that executive compensation should be directly linked to the performance of the company. The Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. The Investment Manager will generally oppose plans that have the potential to be excessively dilutive and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the Investment Manager will generally oppose “golden parachutes” that are considered excessive or include tax gross-ups. The Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

The Investment Manager will generally support holding say-on-pay votes annually. The Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis. The Investment Manager will consider ISS’s and/or Glass Lewis’s analysis of the plan, the alignment of pay and performance, the overall structure of the plan, the metrics used to judge performance and management performance. This will all be considered in light of current best practice for the local market. The Investment Manager will generally seek strong disclosure of the basis and rationale for pay decisions. Any discretionary elements of the compensation plan will be reviewed on the basis of sound judgement. Repricing of compensation awards, retroactive adjustments favoring management, or discretion which is considered poorly exercised will lead to strong consideration of a vote against the compensation decision. The Investment Manager will generally support the inclusion of material, measurable, and clearly disclosed ESG metrics in executive remuneration.

In addition, the Investment Manager receives in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the Investment Manager to formally vote in line with these opinions. This research supports the independent vote decision making process, and may reduce reliance on third-party advice for certain votes.

Anti-Takeover Mechanisms and Related Issues: The Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, the Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. The Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. The Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. The Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, the Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The Investment Manager usually supports “fair price” provisions and confidential voting. The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile. The Investment Manager will generally support strong rights for shareholders as it relates to calling special meetings and acting by written consent.

Changes to Capital Structure: The Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and Social Issues: The Investment Manager believes that environmental and social issues can have significant impact on a company’s performance over time. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental and social issues. Appropriate oversight and handling of such issues can benefit corporate culture and performance over time. More information on the Investment Manager’s approach to incorporation of ESG issues into its investments can be found at https://www.franklintempleton.com/investor/our- firm/sustainable-investing.

The Investment Manager believes that corporations have a responsibility to provide strong oversight of ESG issues, both at the Board and management level, and that the oversight process should be explained clearly to shareholders. The Investment Manager also believes

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that corporations should provide strong disclosures of their performance on relevant ESG metrics, which should be based upon one or more of the available reporting frameworks, such as SASS, TCFD, CDP, CDSB, or GRI, but the Investment Manager will consider the overall quality and level of disclosure provided, as well as that planned to be provided, in considering its support for any proposal advocating a specific type of disclosure or report. It is important that shareholders have sufficient information to assess the ESG-related risks and opportunities of the company, and the management of those risks. The Investment Manager may hold directors accountable in situations where disclosures or business practices are deemed inadequate.

Climate Change/Net Zero: The Investment Manager recognizes the impact of climate change and the need for society to accelerate the transition toward global net zero greenhouse gas emissions (“Net Zero”). The Investment Manager believes that corporations have a responsibility to understand and manage the risks associated with the potential for changing regulatory environments and societal preferences as a result of the efforts to accelerate toward Net Zero. The Investment Manager further believes that corporations should take appropriate steps, consistent with the interests of shareholders, to position their business for a Net Zero future. The Investment Manager also recognizes that a Net Zero future does not require every individual asset type to be Net Zero, and that the path to achieve Net Zero is uncertain. Accordingly, the Investment Manager will consider each proposal relating to carbon emissions or Net Zero on its own merits, in light of the relevant regulatory environment(s) and economic impact on the business. The Investment Manager will consider such proposals on the basis of seeking to ensure that companies are exercising strong oversight, considering and disclosing relevant information, and taking reasonable, economic steps to position the business for a Net Zero future.

Political Lobbying: The Investment Manager believes that companies should have strong oversight of lobbying spending and political contributions, with the oversight process clearly explained to shareholders. The Investment Manager believes such spending and contributions should be thoroughly disclosed and readily accessible. The Investment Manager believes all lobbying spending should be consistent with the company’s stated strategies and policies. The Investment Manager will consider any shareholder proposals related to lobbying and political contributions based on the specifics of the situation, with these guidelines in mind.

Human Capital Management & Diversity: The Investment Manager will generally support reasonable shareholder resolutions requesting disclosure of diversity data and targets and disclosure on gender pay gaps within companies, while considering existing policies and procedures of the company, local market norms, and whether the proposed information is useful to shareholders.

Governance Matters: The Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, the Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy Access: The Investment Manager will consider shareholder proxy access proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the responsiveness of management, the intentions of the shareholder proponent, company performance, and shareholder base.

Global Corporate Governance: The Investment Manager manages investments in countries worldwide. Many of the tenets discussed above generally apply to the Investment Manager’s proxy voting decisions around the world, subject to local market best practices. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.

However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (x) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the

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best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Manager. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.

Geode

Proxy Voting Policy

February 2025

Geode Authority and Duties to Vote Client and Fund SecuritiesAs an investment adviser, Geode holds discretionary voting authority over a majority of its client accounts. Geode understands its obligations with respect to voting for clients and will apply a voting methodology for clients in a manner that Geode believes represents the best interests of its clients. Except in cases where clients have dictated separate voting guidelines, Geode’s voting methodology is applied in a unified manner across all clients consistent with the proxy voting policies (“Voting Policies”) described in this document. In certain limited instances, Geode clients may request that client-approved proxy voting guidelines are required to be followed. In these rare instances, a third-party proxy provider is engaged to vote proxies in accordance with such client-approved guidelines rather than the Voting Policies as described below. Geode’s Voting Policies are designed to (1) establish a framework for Geode’s decision-making with respect to proxy voting in client accounts and (2) set forth operational procedures for the oversight and execution of Geode’s proxy voting responsibilities. Geode’s Operations Committee oversees the implementation of Geode’s voting authority under these Voting Policies.

Third-Party Proxy Advisory FirmsGeode has retained Institutional Shareholder Services (“ISS”), a third-party proxy advisory firm, to act as Geode’s proxy voting agent (“Proxy Agent”) providing Geode with vote execution and administration services including, operational, recordkeeping and reporting services. Geode uses research and analysis relating to general corporate governance issues and specific proxy items from proxy advisory firms including ISS and Glass Lewis.

Geode’s Stewardship Team conducts weekly and monthly oversight of the Proxy Agent’s implementation of the Voting Policies and vote execution. The oversight may include sampling votes cast on behalf of client accounts in an attempt to identify potential inconsistencies between the Proxy Agent’s implementation of the Voting Policies and the actual vote instructions placed on behalf of Geode’s client accounts. The sampling may focus on voting across similar proposals or a company-specific evaluation based on potential conflicts of interest between the proxy advisory firm and the company. Results of the weekly and monthly oversight are presented to Geode’s Operations Committee.

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Proxy Voting Process Except in cases where clients have dictated separate voting guidelines, Geode retains the responsibility for voting proxy ballot items in accordance with the Voting Policies herein and does not otherwise reference the Proxy Agent’s voting policies. To help facilitate the vote execution process, the Proxy Agent prepares a written analysis and recommendation of each proxy ballot item based on the Proxy Agent’s application of Geode’s Voting Policies. The Proxy Agent generally pre-populates and submits votes for proxy ballot items in accordance with such recommendations. If the Proxy Agent or Geode becomes aware that an issuer has filed, or will file, additional proxy solicitation materials sufficiently in advance of the voting deadline, the Proxy Agent and Geode will generally endeavor to consider such information where such information is viewed as material in Geode’s discretion when casting votes on behalf of client accounts. In certain instances, this may result in an override or a revised recommendation issued by the Proxy Agent.

In limited circumstances where Geode’s Voting Policies do not address the specific matter, the Proxy Agent will refer the ballot back to Geode. Ballot items that have been referred to Geode for a voting decision are handled on a case-by-case basis.

Geode aims to vote all shareholder meetings; however, when deemed appropriate, Geode reserves the right to refrain from voting certain meetings, for example in cases where:

•	Power of attorney documentation is required.

•	Issuer-specific beneficial owner documentation or certifications are required.

•	Voting is not permissible due to sanctions affecting the company.

•	Voting occurs in certain share blocking markets where shares are subject to lockup periods during shareholder meeting dates.

Conflicts of Interest Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business. However, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interests of its clients. Therefore, in the event that members of the Operations Committee, the Proxy Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (or any affiliate of Geode) or their respective directors, officers, shareholders, employees or agents, such person shall notify the other members of the Operations Committee. Geode will analyze and address such potential conflict of interest, consulting with outside counsel, as appropriate. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) abstain, (3) cause authority to be delegated to the Proxy Agent or a similar special fiduciary to vote the applicable proxy or (4) recommend other methodology for mitigating the conflict of interest, if deemed appropriate (e.g., echo voting).

Proxy Voting Policies Geode has established the Voting Policies that are summarized below to maximize the value of investments in its clients’ accounts, which it believes will be furthered through (1) accountability of a company’s management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company’s business and operations. Geode reserves the right to override any of its Voting Policies with respect to a particular shareholder vote when such an override is, in Geode’s best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of Geode’s clients.

All proxy votes shall be considered and made in a manner consistent with the best interests of Geode’s clients (as well as shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates. As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies; (2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; and (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated on a case-by-case basis. For ballots related to proxy contests, mergers, acquisitions and other organizational transactions, Geode may determine it is appropriate to conduct a company specific evaluation.

Non-US Issuers: Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting the securities of non-US issuers, Geode will evaluate proposals in accordance with these policies to the greatest extent possible but will also take local market standards and best practices into consideration. In the event local market standards and best practices in a non-US jurisdiction differs with (or are not specifically covered by) these policies, Geode will generally vote in accordance with such local market standards and best practices. For example, some jurisdictions have different standards for director independence and a greater tolerance for non-independent directors on boards and Geode will vote in accordance with those standards in those jurisdictions, even if not consistent with the policies below. In addition, Geode will not vote in re-registration markets outside of the US.

Geode’s specific policies are as follows:

I.	Director Elections & Other Board/Governance Matters

A.	Election of Directors:

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Geode will generally vote FOR director nominees and incumbent members of a board of directors except in certain instances detailed below. In all cases where it is stated herein that Geode will vote against the chair of a committee, Geode will instead vote against the following directors in the following order if the chair of the committee is not up for election: (a) chair of the committee; (b) most tenured member of the committee; (c) chair of the board; (d) lead Independent Director; (e) most tenured board member up for election; provided that Geode will not vote against non-incumbents and will instead vote against the next director up for election as noted above.

1.	Attendance. Geode will vote AGAINST if the incumbent board member failed to attend at least 75% of meetings in the previous year and does not provide a reasonable explanation (e.g. illness, family emergency, work on behalf of the company or service to the nation); Support may also be withheld from the chair of the nominating/governance committee if the proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings but fails to provide the names of the directors

2.	Independent Directors. Geode will vote AGAINST a director if (1) the Nominee is non-independent and full board comprises less than a majority of independent directors, or (2) the Nominee is not independent and sits on the audit, compensation or nominating committee (or none of these committees exist). For purposes of this Policy, independence will be assessed based on the company’s relevant listing standard and controlled companies will be exempt from the assessment in line with exemptions from listing standards, where applicable.

3.	Director Responsiveness.

a.	Geode will vote AGAINST the chair of the nominating/governance committee where the board failed to act on shareholder proposals that received approval by Geode and a majority of the votes cast in the previous year.

b.	Geode will vote AGAINST the chair of the nominating/governance committee where the board failed to act on takeover offers where Geode and a majority of shareholders tendered their shares.

c.	Geode will vote AGAINST the chair of the nominating/governance committee if at the previous board election, directors opposed by Geode received more than 50% withhold/against votes of the shares cast and the company failed to address the issue(s) that caused the high withhold/against vote.

d.	Geode will vote AGAINST the chair of the compensation committee when there is insufficient responsiveness to a say-on-pay vote that received less than 70% support at the last annual general meeting.

4.	Repriced Options. Geode will vote AGAINST the chair of the compensation committee in the concurrent or next following vote if, within the last year and without shareholder approval, the company’s board of directors or compensation committee has repriced underwater options.

5.	Golden Parachutes. Geode will vote AGAINST the chair of the compensation committee if the compensation committee adopted or renewed an excessive golden parachute within the past year (i.e., since the prior AGM). For purposes of these Policies, “excessive” is defined as:

a.	cash severance payment is greater than three times salary and bonus

b.	change-in-control severance payments are not double triggered; or

c.	excise tax gross-ups are allowed

6.	Poor Accounting Practices/Material Weaknesses. Geode will vote AGAINST the chair of the audit committee if poor accounting practices are identified that rise to a level of serious concern, such as fraud, misapplication of GAAP and material weaknesses identified in disclosures,, unless circumstances such as the severity, breadth, chronological sequence, duration, and the company’s efforts at remediation or corrective actions would render the poor accounting practice moot, immaterial or insignificant.

7.	Compensation Concerns. Geode will vote AGAINST the chair of the compensation committee when there are compensation concerns (i.e. the company fails to include a Say on Pay ballot item when required by applicable regulation or the company’s declared policy; there is a pattern of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors), and there is no say-on-pay proposal on the ballot.

8.	Over boarding. Geode will vote AGAINST a non-CEO director who sits on more than five public company boards. Geode will vote AGAINST the outside boards of a director if they are a CEO of a public company and sit on the board of more than two public companies besides their own.

9.	Unequal Voting Rights. Geode will vote AGAINST the chair of the nominating/governance committee if the Company maintains a common stock structure with unequal voting rights. Exceptions to the policy may include, but aren’t limited to: Newly-public companies with a reasonable sunset provision, where the unequal voting rights are considered de minimis; or the company provides sufficient safeguards for minority shareholders.

10.	Problematic Board Governance. Geode will vote AGAINST the chair of the relevant committee responsible for the problematic governance practices when such practices have been identified, including:

a.	Unilateral By-law/Charter Amendments (i.e., allowing the board to make amendments without shareholder consent)

b.	Problematic Audit Practices (i.e., the company receives an adverse opinion on the company’s financial statements from its auditor)

c.	Governance Failures (Bribery, Criminal Activity, regulatory sanctions, legal judgements, etc.)

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d.	Adopting or extending an anti-takeover provision that would have been opposed by Geode under this Policy without shareholder approval

B.	Majority Election.

Unless a company has a director resignation policy, Geode will generally vote FOR proposals calling for directors to be elected by a majority of votes cast in a board election provided that the plurality vote applies when there are more nominees than board seats.

C.	Indemnification of Directors. Geode will vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely eliminating directors’ liability for breaches of care.

D.	Proxy Access. Geode will generally vote FOR proposals seeking to establish or amend proxy access which allow a shareholder (or shareholder group) holding at least 3% of the voting power of the company’s outstanding shares continuously for a minimum of 3 years the ability to nominate no more than 25% of the board of directors. Geode will generally vote AGAINST proposals that do not meet the aforementioned criteria.

E.	Board Composition

1.	Geode will vote FOR shareholder proposals calling for a majority of directors to be independent of management.

2.	Geode will generally vote FOR shareholder proposals calling for a majority of directors on board nominating, audit and compensation committees to be independent.

3.	Geode will vote AGAINST proposals calling for the separation of the roles of Chairman & CEO, if combined and there is a lead independent director. Proposals will be reviewed on a case-by-case basis if the roles of Chairman & CEO are combined and there is no lead independent director to determine if appointment of an independent Chairman would likely be in shareholders’ best interest to promote effective oversight of management by the Board.

II.	Executive & Director Compensation and Stock Plans

A.	Stock Option Plan. Geode will vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

1.	The stock option plan includes evergreen provisions, which provides for an automatic allotment of equity compensation every year.

2.	Dilution is considered excessive (as defined below) and the company grants annual awards at a rate higher than a benchmark burn rate considered appropriate for the company’s GICS classification

a.	Dilution is calculated by dividing the following by all common shares outstanding:

i.	Shares reserved for the amendment or plan;

ii.	Shares still available under the plan and/or continuing plans prior to the proposed amendment (excluding shares under employee purchase plans but including any evergreen or replenishment shares); and

iii.	Shares granted but unexercised under the plan and/or continuing plans (excluding shares under employee purchase plans)

b.	Dilution is considered “excessive” if the dilution rate exceeds the following thresholds: (1) 25% for micro capitalization companies, (2) 20% for small capitalization companies, and (3) 15% for all other companies.

3.	The exercise price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus. However, a modest number of shares (limited to 5% for a large capitalization company and 10% for a small and micro capitalization companies) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the “De Minimis Exception”).

4.	If the directors eligible to receive options under the plan are involved in the administration of the plan or the plan administrator has discretion over the awards.

5.	The plan’s terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

6.	The plan provides that the vesting of equity awards may accelerate before a potential change in control occurs.

B.	Restricted Stock Awards. Geode will vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards (“RSA”) if dilution is considered excessive (as defined above) and the company grants annual awards at a rate higher than a benchmark burn rate considered appropriate for the company’s GICS classification.

C.	Omnibus Stock Plans. Geode will vote AGAINST if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies. In the case of an omnibus stock plan, the dilution limits applicable to Stock Option Plans or RSAs under these Voting Policies will be measured against the total number of shares under all components of such plan.

D.	Say on Pay (non-binding).

1.	Advisory Vote on Executive Compensation.

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◦	Geode will generally vote FOR an advisory vote on executive compensation but will review on a case-by-case basis when: (1) there is a significant misalignment between executive pay and company performance; (2) the company maintains significant problematic pay practices; or (3) the prior advisory vote received less than 70% support and the board exhibits a significant level of poor communication and responsiveness to shareholders.

◦	Geode will vote AGAINST new or materially amended employment agreements containing single-trigger equity vesting or repricing of securities without shareholder approval within the prior year.

2.	Frequency Vote. Geode will vote FOR having an advisory vote on executive compensation every year.

3.	Advisory Vote on Golden Parachute. Geode will vote AGAINST “excessive” change-in-control severance payments (as defined herein).

E.	Stock Repurchase Program. Geode will vote FOR, unless there is clear evidence of past abuse of the authority; the plan contains no safeguards against selective buybacks, or the authority can be used as an anti-takeover mechanism.

F.	Clawback Proposals. Geode will generally vote FOR shareholder proposals seeking to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

G.	Golden Parachute. Geode will vote AGAINST shareholder proposals to submit a severance agreement to a shareholder vote when:

1.	the company maintains an existing policy addressing excessive severance, and

2.	the provisions of the existing policy would not be deemed “excessive” (as defined herein).

H.	Holdings Period for Executives. Geode will vote AGAINST shareholder proposals requesting full tenure holding periods for executives on shares acquired through equity compensation programs during their employment.

I.	Employee Stock Purchase Plans. Geode will vote AGAINST if the plan violates any of the relevant criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock’s fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing market conditions as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.

III.	Anti-Takeover Measures and Shareholder Rights

A.	Geode will generally vote as follows on anti-takeover measures:

1.	Special Interest Directors. Vote AGAINST addition of Special Interest Directors to the board.

2.	Blank Check Preferred Stock. Vote AGAINST authorization of “Blank Check” Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except where the blank check preferred stock proposal is proposed in connection with an acquisition or merger.

3.	Classification of Boards. Vote AGAINST proposals to classify boards and FOR proposals to de-classify boards.

4.	Golden Parachutes. Vote AGAINST where Geode deems “excessive” (as defined herein) in the event of change-in-control.

5.	Poison Pills. Vote AGAINST the chair of the nomination/governance committee in the concurrent or next following vote on the election of directors if a poison pill has been adopted or extended without shareholder approval, unless (a) the board has adopted a Poison Pill with a sunset provision; (b) the term is less than three years; (c) the Pill includes a qualifying offer clause; Or (d) shareholder approval is required to reinstate the expired Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

6.	Shareholder Rights. Vote AGAINST reduction or limitation of Shareholder Rights (e.g., action by written consent, ability to call a special meeting, or remove directors).

7.	Reincorporation. Vote AGAINST reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory anti-takeover provisions). Geode will vote FOR management proposals to reincorporate in another state when not accompanied by such anti-takeover provisions.

8.	Board Size. Vote AGAINST requirements that restrict or expand the board size to prevent outside interests from holding seats. However, changes with a legitimate business purpose will be supported.

9.	Supermajority Voting Requirements. Vote AGAINST supermajority voting requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements unless there is a controlling shareholder.

10.	Transfer of Authority. Vote AGAINST proposals to transfer authority from Shareholders to Directors.

B.	Control Shares Acquisition Statutes. Geode will vote FOR proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to Opt-Out of the Control Shares Acquisition Statutes.

C.	Anti-Greenmail. Geode will vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

IV.	Capitalization Issues or Capital Structure

A.	Differential Voting Rights. Geode will vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

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B.	Preemptive Rights. Geode will vote FOR elimination of Preemptive Rights.

C.	Reverse Stock Split. Geode will vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced or the reverse stock split is necessary to avoid de-listing or there is bankruptcy risk or going concern issues. Vote AGAINST if any evidence that reverse stock split could be used to thwart takeover attempts. Geode will support a proposal resulting in an authorization of up to 300% shares outstanding and reserved for legitimate purposes. Geode will vote AGAINST any proposal resulting in an authorization exceeding 300% the company’s shares outstanding and reserved for legitimate purposes.

D.	Reduce Par Value of Common Stock. Geode will vote FOR management proposals to reduce the par value of common stock. Review case-by-case if the proposal may facilitate an anti-takeover device or other negative corporate governance action.

E.	Issuance of Large Blocks of Stock. Geode will vote FOR the issuance of large blocks of stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 20%. However, a company’s specific circumstances and market practices may be considered in determining whether the proposal is consistent with shareholders’ interests.

F.	Reprice Outstanding Stock Options. Geode will vote AGAINST proposals to reprice outstanding stock options where the plans (1) do not exclude senior management and directors; or (2) contain a repricing proposal that is not value neutral to shareholders based upon an acceptable options pricing model. Otherwise these proposals will be considered on a case-by-case basis, taking into account: (i) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (ii) the company’s relative performance compared to other companies within the relevant industry or industries; and (iii) economic and other conditions affecting the relevant industry or industries in which the company competes.

G.	Excessive Increases in Common Stock. Geode will vote AGAINST excessive increases in common stock unless there is either bankruptcy risk or going concern issues. Vote AGAINST increases in authorized common stock that would result in authorized capital in excess of three times the company’s shares outstanding and reserved for legitimate purposes. However, requests will be evaluated on a case-by-case basis when there are significant risks of non-approval, including a government rescue program, or other extenuating circumstances.

H.	Capitalization tied to Merger/Acquisition. Geode will generally vote FOR capitalization proposals tied to a merger/acquisition to give management the ability to finance the transaction. However, Geode will review on a case-by-case basis where it determines that such capitalization items may result in excessive or inappropriate dilution of shareholders’ interests if the requested capitalization is more than is needed to complete the transaction.

V.	Environmental and Social

A.	General. Evaluate each proposal related to environmental and social issues (excluding political contributions). Geode will vote with management’s recommendation on shareholder proposals concerning environmental or social issues, as Geode believes management and the board are ordinarily in the best position to address these matters, unless Geode believes the proposals meet the following conditions (i) request disclosure of new or additional information that is material to investors, and increase or preserve shareholder value by improving transparency into the company’s processes and governance relating to the topic of the proposal, and (ii) would not be impractical or overly burdensome for the company to comply with. Geode may take action against the re-election of board members if there are serious concerns over an issuer’s approach to environmental or social issues.

B.	Political Activity. Geode will vote AGAINST shareholder proposals to disclose company practices related to political activity, except instances when the company has been flagged for problematic political activity by a regulatory organization will be reviewed on a case-by-case basis.

VI.	Other Business

A.	Cumulative Voting Rights. Geode will vote AGAINST introduction of cumulative voting rights. Geode will vote FOR elimination of cumulative voting rights.

B.	Confidential Voting and Independent Vote Tabulation. Geode will vote FOR proposals to adopt these practices.

C.	Shares of Investment Companies For institutional accounts. Geode will generally vote FOR proposals recommended by the underlying funds’ Board of Trustees, unless voting is not permitted under applicable laws and regulations.

D.	Auditors. Geode will vote AGAINST proposed auditors where non-audit fees constitute more than half of the total fees paid by the company to the audit firm if the excessive fees are not tied to an IPO, equity raise, bankruptcy service, or other one-off transaction. Absent such issues, Geode will vote FOR selection of proposed auditors.

E.	Virtual Meetings. Geode will generally vote FOR management proposals allowing for the convening of shareholder meetings by electronic means provided that comparable rights and opportunities for shareholder participation are aligned with those available during an in-person event.

F.	Charter and Bylaw Amendments

1.	Geode will vote FOR amendments if they meet the below criteria. Amendments that do not meet all of the noted criteria will be reviewed on a case-by-case basis.

a.	is editorial in nature;

b.	shareholder rights are not harmed;

c.	there is negligible or positive impact on shareholder value;

d.	management provides adequate reasons for the amendments; and

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e.	the company is required to do so by law (if applicable).

2.	Geode will vote FOR proposals to amend articles of incorporation that are in connection to mergers/acquisitions, provided that such amendments are otherwise consistent with these Voting Policies.

3.	Geode will vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Geode will vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.	Geode will vote as otherwise set forth in these Voting Policies for amendments that are necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock.

G.	Routine Proposals. Geode will vote FOR routine agenda items and similar routine management proposals such as changing the company name or procedural matters relating to the shareholder meeting.

H.	Proxy Solicitation Expenses. Geode will vote AGAINST reimbursing proxy solicitation expenses unless part of a proxy contest, in which case Geode will evaluate in connection with the contest.

I.	CEO Succession Planning. Geode will vote AGAINST shareholder proposals seeking the adoption of a documented CEO succession planning policy.

J.	Adjourn Meeting. Geode will generally vote FOR proposals to adjourn meetings unless linked to an item on the agenda which does not merit support per these guidelines.

K.	Other Business. Geode will vote AGAINST management proposals to approve business matters where such matters are not adequately disclosed in meeting materials.

L.	Proxy Contests/Contested Director Elections. Geode will review contested ballot items on a case-by-case basis (note: all other ballot items will be reviewed under the relevant or applicable guideline(s)).

GSAM1

Proxy Voting Policies & Procedures

Effective March 2025

A:	Our Approach to Proxy Voting

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals that in our view maximize a company’s shareholder value and are not influenced by conflicts of interest. These principles reflect our belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders. When evaluating voting proposals, we balance the purpose of a proposal with the overall benefit to shareholders.

To implement these guiding principles for investments in publicly traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by our portfolio management and our Global Stewardship Team (the “Guidelines”). The Guidelines embody the positions and factors we generally consider important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines identify factors we consider in determining how the vote should be cast. A summary of the Guidelines is available at https://am.gs.com/en-us/individual/creating-impact/policies-and-governance.

The principles and positions reflected in the Guidelines are designed to guide us in voting proxies, and not necessarily in making investment decisions. Our portfolio management teams (each, a “Portfolio Management Team”) base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

The Global Stewardship Team periodically reviews this Policy to ensure it continues to be consistent with our guiding principles.

B:	The Proxy Voting Process

Public Equity Investments

Fundamental Equity Team

The Fundamental Equity Portfolio Management Team views the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. In forming their views on particular matters, the Fundamental Equity Portfolio

1 For purposes of this Policy, “Goldman Sachs Asset Management” or “we” includes, collectively, to the public investing businesses of the following legal entities to the extent applicable: Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Asset Management (Singapore) Pte. Ltd; Goldman Sachs Asset Management (Hong Kong) Limited.; Goldman Sachs Asset Management Co. Ltd.; Goldman Sachs Asset Management (India) Private Limited; GS Investment Strategies Canada Inc.; Goldman Sachs Asset Management Australia Pty Ltd; Goldman Sachs Services Private Limited.; Goldman Sachs Bank Europe SE; Goldman Sachs Asset Management Fund Services Limited; Goldman Sachs Asset Management B.V.; and Goldman Sachs Towarzystwo Funduszy Inwestycyjnych S.A.

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Management Team may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations (as defined below). For the managed portfolios that participate in a securities lending program, the Fundamental Equity Portfolio Management Team will seek to recall shares that are out on loan for the purpose of voting at shareholder meetings, recognizing that the handling of such recall requests is beyond the Portfolio Management Team’s control and may not be satisfied in time for it to vote the shares in question.

Quantitative Investment Strategies (“QIS”) and Quantitative Equity Strategies (“QES”) Portfolio Management Teams

The QIS and QES Portfolio Management Teams have decided to generally follow the Guidelines and Recommendations based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the Guidelines. The QIS and QES Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote. For managed portfolios that participate in a securities lending program, the QIS and QES Portfolio Management Teams generally will not recall shares that are out on loan for the purpose of voting at shareholder meetings.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. Those Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

External Investing Group (“XIG”) and Externally Managed Strategies

Where we place client assets with managers outside of Asset Management, for example within our XIG business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. XIG may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent XIG portfolio managers assume proxy voting responsibility with respect to publicly traded equity securities they will follow the Guidelines and Recommendations as discussed below unless an override is requested.

C:	Implementation

We have retained a third-party proxy voting service (the “Proxy Service”) to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to the particular proxy issues. In addition, in order to facilitate the casting of votes in an efficient manner, the Proxy Service generally prepopulates and automatically submits votes for all proxy matters in accordance with such Recommendations, subject to our ability to recall such automatically submitted votes. If the Proxy Service or Goldman Sachs Asset Management becomes aware that an issuer has filed, or will file, additional proxy solicitation materials sufficiently in advance of the voting deadline, we will generally endeavor to consider such information where such information is viewed as material in our discretion when casting its vote, which may, but need not, result in a change to the Recommendation, which may take the form of an override (as described below) or a revised Recommendation issued by the Proxy Service. We retain the responsibility for proxy voting decisions. We conduct an annual due diligence meeting with the Proxy Service to review the processes and procedures the Proxy Service follows when making proxy voting recommendations based on the Guidelines and to discuss any material changes in the services, operations, staffing or processes.

Our Portfolio Management Teams generally cast proxy votes consistently with the Guidelines and the Recommendations. Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following a process that seeks to ensure that override decisions are not influenced by any conflict of interest. As a result of the override process, different Portfolio Management Teams may vote differently for particular votes for the same company. In addition, the Global Stewardship Team may on certain proxy votes also seek approval to diverge from the Guidelines or a Recommendation and follow the override process described above that seeks to ensure these decisions are not influenced by any conflict of interest. In these instances, all shares voted are generally voted in the same manner.

Our clients who have delegated voting responsibility to us with respect to their account may from time to time contact their client representative if they would like to direct us to vote in a particular manner for a particular solicitation. We will use commercially reasonable efforts to vote according to the client’s request in these circumstances, however, our ability to implement such voting instruction will be dependent on operational matters such as the timing of the request.

While we seek to vote at all eligible shareholder meetings, from time to time, our ability to vote proxies may be affected by regulatory requirements and compliance, legal or logistical considerations. As a result, from time to time, we may determine that it is not practicable or desirable to vote at certain shareholder meetings.

We disclose our voting publicly each year in a filing with the US Securities and Exchange Commission and on our website for all Goldman Sachs Asset Management US registered mutual funds. We also generally disclose our voting publicly on a quarterly basis on our website for company proxies voted according to the Guidelines and Recommendations.

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D:	Conflicts of Interest

Goldman Sachs Asset Management has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include information barriers as well as the use of the Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the initial Recommendation based on the Guidelines. To mitigate perceived or potential conflicts of interest when a proxy is for shares of The Goldman Sachs Group Inc. or a Goldman Sachs Asset Management managed fund, we will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.

Janus

Proxy Voting Policy and Procedures

February 2025

1	Overview

1.1	Policy Statement

Where Janus Henderson Investors has been provided voting discretion, it has a responsibility to vote proxies in the best interest of each client. Janus Henderson Investors has adopted this Proxy Voting Policy and Procedures to ensure that proxies are voted in the best interest of clients without regard to any relationship that Janus Henderson Investors or any affiliated person of Janus Henderson Investors may have with the issuer or personnel of the issuer. Subject to specific provisions in a client’s account documentation related to exception voting, Janus Henderson Investors will generally only accept direction from a client to vote proxies for that client’s account pursuant to: 1) the JHI Voting Guidelines; 2) the ISS Benchmark Policy; or 3) the ISS Taft-Hartley Voting Guidelines.

1.2	Key Principles

•	Janus Henderson Investors will vote proxies in the best interest of each client.

•	Janus Henderson Investors will identify and manage any conflicts of interest which might affect a voting decision.

•	Upon request, Janus Henderson Investors will provide clients with the proxy voting record for their accounts.

•	Janus Henderson Investors will publicly disclose proxy votes on matters no longer pending in line with local market requirements or practices and/or where, in Janus Henderson Investors’ view, it is appropriate.

•	Janus Henderson Investors will maintain records supporting its voting decisions.

1.3	Scope

This Policy applies to Janus Henderson Investors and each of the client accounts for which it has proxy voting responsibilities, other than those advised or sub-advised by Kapstream Capital Pty Ltd, Victory Park Capital Advisors, Privacore Capital.

1.4	Roles and Responsibilities

Portfolio Management.

Portfolio Management is responsible for determining how to vote proxies with respect to securities held in the client accounts they manage with input and support from the Responsible Investment and Governance Team, other representatives of Janus Henderson, and the Proxy Voting Service, as applicable. Where Portfolio Management chooses to vote contrary to the Guidelines and as otherwise specified herein, Portfolio Management is required to provide a written rationale sufficient to show why Portfolio Management reasonably believes the voting instruction is in the best interest of the client.

Asset Servicing.

Asset Servicing is responsible for administering the proxy voting process as set forth in this Policy. Asset Servicing works with the Proxy Voting Service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines, the ISS Benchmark Policy or the Taft-Hartley Guidelines, and proxy matters are communicated to Portfolio Management for consideration pursuant to this Policy.

Proxy Voting Committee.

The Proxy Voting Committee develops Janus Henderson Investors’ positions on all major corporate issues, maintains and updates the Guidelines, manages conflicts of interest related to proxy voting and oversees the voting process generally, including by reviewing results of diligence on the Proxy Voting Service.

Proxy Voting Service.

The Proxy Voting Service provides research services relating to proxy issues. The Proxy Voting Service also assists in certain functions relating to the voting of proxies. Among other things, the Proxy Voting Service is responsible for coordinating with clients’ custodians to ensure that all proxy materials received by the custodians relating to the clients’ portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for submitting Janus Henderson Investors’ votes in accordance with the Guidelines or as otherwise instructed by Janus Henderson Investors and is responsible for maintaining copies of all proxy statements received from issuers and promptly providing such materials to Janus Henderson Investors upon request. The Proxy Voting Service also provides voting disclosure services, including preparing Form N-PX for Janus Henderson Investors and the Proprietary U.S. Funds.

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1.5	References

Rule 206(4)-7 of the Investment Advisers Act

Rule 30b1-4 of the Investment Company Act

Rule 239.15 et seq. of the Investment Company Act

Employee Retirement Income Security Act of 1974 (ERISA)

Commission Delegated Regulation (EU) No 231/2013, Article 37

Commission Directive 2010/43/EU, Article 21

FCA COLL 6.6A.6

CSSF Regulation 10-04, Article 23

UN Principles for Responsible Investment

IMAS Singapore Stewardship Principles

SFC Principles of Responsible Ownership

FRC UK Stewardship Code

2	Additional Definitions

Janus Henderson Investors includes all investment advisory subsidiaries of Janus Henderson Group plc, including, but not limited to, Janus Henderson Investors (Australia) Institutional Funds Management Limited, Janus Henderson Investors (Singapore) Limited, Janus Henderson Investors (Japan) Limited, Janus Henderson Investors (Jersey) Limited, Janus Henderson Investors UK Limited, Janus Henderson Investors US LLC, and Tabula Investment Management Limited.1

JHI Proxy Voting Guidelines or the Guidelines refers to the voting guidelines adopted by Janus Henderson Investors and outlined at Appendix A.

Policy means this Proxy Voting Policy and Procedures.

Portfolio Management refers to the portfolio managers, assistant portfolio managers, and analysts supporting a given client account.

Proxy Voting Committee or the Committee refers to the Janus Henderson Investors Proxy Voting Committee. The Committee is comprised of representatives from Asset Servicing, Compliance, Operational Risk, Responsible Investment and Governance and equity portfolio management. Internal legal counsel serves as a consultant to the Committee and is a non-voting member.

Proprietary U.S Funds refer to the series of Janus Investment Fund, Janus Aspen Series, Clayton Street Trust, and Janus Detroit Street Trust.

Proxy Voting Service or ISS refers to Institutional Shareholder Services Inc.

3	Proxy Voting Procedures

3.1	Voting Generally

Where the Guidelines address the proxy matter being voted on, votes will be cast in accordance with the Guidelines unless directed otherwise. Portfolio Management may vote contrary to the Guidelines at their discretion and with a written rationale sufficient to show why Portfolio Management reasonably believes the voting instruction is in the best interest of the client. Where the (1) Guidelines call for Portfolio Management input and/or (2) the proxy matter being voted on relates to a company and/or issue for which the Proxy Voting Service does not have research, analysis and/or a recommendation available, the Proxy Voting Service will refer proxy questions to portfolio management for further instruction. In the event Portfolio Management is unable to provide input on a referred proxy item, Janus Henderson Investors will vote the proxy item consistent with the ISS Benchmark Policy.

Notwithstanding the above, with respect to clients who have instructed Janus Henderson Investors to vote proxies in accordance with the Taft-Hartley Guidelines or the ISS Benchmark Policy, the Proxy Voting Service will cast all proxy votes in strict accordance with those policies.

Janus Henderson relies on pre-populated and/or automated voting. That means the Proxy Voting Service will automatically populate the proxy voting system in accordance with the Guidelines, the Taft- Hartley Guidelines or the ISS Benchmark Policy. For those proxy

1 Janus Henderson Investors US LLC has been designated by the Boards of Trustees of Janus Investment Fund, Janus Aspen Series, Clayton Street Trust, and Janus Detroit Street Trust to vote proxies for the Proprietary U.S. Funds, as applicable while Tabula Investment Management Limited has adopted Janus Henderson Investors US LLC’s Proxy Voting Policy and Procedures.

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proposals with a default policy position, the votes will be cast as populated in the system by the Proxy Voting Service unless directed otherwise by Janus Henderson Investors.

From time to time, issuers and/or ballot issue sponsors may publicly report additional information that may be relevant to the application of the Guidelines, the Taft-Hartley Guidelines or the ISS Benchmark Policy or the exercise of discretion by Portfolio

Management (“supplemental materials”). To the extent the Proxy Voting Service identifies such supplemental materials, it will review that information and determine whether it has a material effect on the application of the Guidelines, the Taft-Hartley Guidelines, or the ISS Benchmark Policy. The Proxy Voting Service is then responsible for ensuring that any votes pre-populated in the proxy voting system are appropriately updated and Janus Henderson is provided appropriate notice of such changes, including through availability of an updated research report. In all events, the Proxy Voting Service will notify Janus Henderson Investors of any supplemental materials identified so that they can be considered as part of the voting process, including with respect to items requiring Portfolio Management input.

3.2	Abstentions

Janus Henderson Investors recognises that in certain circumstances the cost to clients associated with casting a proxy vote may exceed the benefits received by clients from doing so. In those situations, Janus Henderson Investors may decide to abstain from voting. For instance, in many countries, shareholders who vote proxies for shares of an issuer are not able to trade in that company’s stock within a given period of time on or around the shareholder meeting date (“share blocking”). In countries where share blocking is practiced, Janus Henderson Investors will only vote proxies if Janus Henderson Investors determines that the benefit of voting the proxies outweighs the risk of not being able to sell the securities. Similarly, in some instances, Janus Henderson Investors may participate in a securities lending program. Generally, if shares of an issuer are on loan, the voting rights are transferred and the lending party cannot vote the shares. In deciding whether to recall securities on loan, Janus Henderson Investors will evaluate whether the benefit of voting the proxies outweighs the cost of recalling them consistent with requirements of applicable securities lending procedures. Furthermore, in circumstances where a client held a security as of record date, but the holdings were sold prior to the shareholder meeting, Janus Henderson Investors may abstain from voting that proxy.

3.3	Funds of Funds

Janus Henderson Investors advises certain accounts that invest in other funds (“funds of funds”) advised by Janus Henderson Investors or its affiliated persons (“underlying funds”). From time to time, a fund of funds may be required to vote proxies for the underlying funds in which it is invested. In those circumstances, there may be a conflict of interest between Janus Henderson Investors and its clients. Except as noted below, to mitigate that conflict, whenever an underlying fund submits a matter to a vote of its shareholders which would otherwise require portfolio manager discretion under the Guidelines, Janus Henderson Investors will generally vote shares in accordance with the recommendation of the Proxy Voting Service. Janus Henderson Investors will generally abstain from voting shares where the Proxy Voting Service does not have a recommendation; although, it may alternatively vote in the same proportion as the votes of the other shareholders in the underlying fund (“echo vote”) in limited cases. Whenever an underlying fund that is a Proprietary U.S. Fund submits a matter to a vote of its shareholders, Janus Henderson Investors will echo vote shares held by a fund-of-funds account or refrain from voting such shares to the extent that cost or other considerations outweigh the benefits of voting such shares.

In addition, certain Proprietary U.S. Funds may invest in exchange-traded funds and other funds advised by unaffiliated persons (“acquired funds,” and each, an “acquired fund”) pursuant to Rule 12d1-4 under the Investment Company Act (“Rule 12d1-4”). To the extent a Proprietary U.S. Fund and its advisory group as defined in Rule 12d1-4 (“advisory group”) individually or in the aggregate become the holders of (i) more than 25% of the outstanding voting securities of an acquired open- end fund or unit investment trust as a result of a decrease in the outstanding securities of that acquired open-end fund or unit investment trust or (ii) more than 10% of the outstanding voting securities of an acquired registered closed-end management investment company or business development company, Janus Henderson Investors will ensure that the Proprietary U.S. Fund and other funds and accounts in the advisory group echo vote the shares of the acquired fund; provided, however, that in circumstances where all holders of the outstanding voting securities of an acquired fund are required to echo vote pursuant to Rule 12d1- 4, a Proprietary U.S. Fund and other funds and accounts in the advisory group will. solicit voting instructions from its shareholders with regard to the voting of all proxies with respect to such acquired fund securities and vote such proxies only in accordance with such instructions.

3.4	Conflicts of Interest

Because the Guidelines, the ISS Benchmark Policy and the Taft-Hartley Guidelines pre-establish voting positions, application of those rules to default positions should, in most cases, adequately address any possible conflicts of interest. For situations where Portfolio Management seeks to exercise discretion when voting proxies, Janus Henderson Investors has implemented additional policies and controls described below to mitigate any conflicts of interest.

Portfolio Management is required to disclose any actual or potential conflicts of interest that may affect its exercise of voting discretion. Actual or potential conflicts of interest include but are not limited to the existence of any communications from the issuer, proxy solicitors or others designed to improperly influence Portfolio Management in exercising its discretion or the existence of significant relationships with the issuer.

Janus Henderson Investors also proactively monitors and tests proxy votes for any actual or potential conflicts of interest. Janus Henderson Investors maintains a list of significant relationships for purposes of assessing potential conflicts with respect to proxy voting, which may include significant intermediaries, vendors or service providers, clients, and other relationships. In the event Portfolio

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Management votes against the Guidelines with respect to an issuer on the significant relationships list, Asset Servicing will notify the Committee which will review the rationale provided by Portfolio Management. In the event Portfolio Management votes contrary to Proxy Voting Service’s recommendations and with management as to an issuer on the significant relationships list, Asset Servicing will notify the Committee, which will review the rationale provided by Portfolio Management. If the Committee determines the rationale is inadequate, the proxy vote will be cast as in accordance with the Guidelines or as instructed by the Committee. In addition, on a quarterly basis, the Committee reviews all votes that deviate from the Guidelines and assesses the adequacy of Portfolio Management’s stated rationale.

Any personal conflict of interest related to a specific proxy vote should be reported to the Committee prior to casting a vote. In the event a personal conflict of interest is disclosed or identified, the Committee will determine whether that person should recuse himself or herself from the voting determination process. In such circumstances, the proxy vote will be cast in accordance with the Guidelines or as instructed by the head of the applicable investment unit or a delegate. Compliance also reviews all refer votes contrary to the ISS recommendations and with management to identify any undisclosed personal conflicts of interest.

If a proxy vote is referred to the head of the applicable investment unit or a delegate or to the Committee, the decision made and basis for the decision will be documented by the Committee.

To mitigate perceived or potential conflicts of interest, in instances where a proxy is for a Janus Henderson managed fund in which seed or other proprietary capital is invested, Janus Henderson Investors will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.

4	Reporting, Oversight and Recordkeeping

4.1	Client and Regulatory Reporting

Janus Henderson Investors will provide clients with such information on proxy voting in their accounts as contractually agreed or reasonably requested. Janus Henderson Investors will present this Policy and the Guidelines to the boards of trustees of the Proprietary U.S. Funds at least annually and shall provide such other information and reports requested by such boards to fulfill their oversight function.

Janus Henderson Investors will provide other third parties with such information on proxy voting as set forth herein. Janus Henderson Investors will publicly disclose proxy votes on matters no longer pending in line with local market requirements or practices and/or where, in Janus Henderson Investors’ view, it is appropriate. On an annual basis, Janus Henderson Investors will provide proxy voting records for each Proprietary U.S. Fund for the one-year period ending on June 30th on Janus Henderson Investors’ website at www.janushenderson.com/proxyvoting. Such voting record, on Form N-PX, is also available on the SEC’s website at www.sec.gov no later than August 31 of each year.2 Janus Henderson Investors will also provide proxy voting records on say-on-pay issues consistent with requirements of Rule 14Ad-1. Janus Henderson Investors may also privately disclose proxy votes on matters no longer pending where appropriate and consistent with other applicable policy, legal, and regulatory requirements.

Except as noted in this Policy or required by law, Janus Henderson Investors generally does not provide information to anyone on how it voted or intends to vote on any matters still pending. Unless that information has otherwise been made public, Janus Henderson Investors may only confirm to issuers, their agents or other third parties that votes have been cast but not how or how many votes were cast. Notwithstanding the foregoing, Portfolio Management may indicate to issuers, proxy solicitors and proxy advisory firms how they voted or intend to vote in the context of the engagement and investment analysis process. Portfolio Management also may indicate to other shareholders how they voted or intend to vote subject to applicable legal and regulatory requirements.

A complete copy of the Policy is available at www.janushenderson.com.

4.2	Proxy Voting and Proxy Voting Service Oversight

The Committee will ensure sufficient oversight of proxy voting through periodic review of voting decisions, operational issues and conflicts of interest as discussed herein. The Committee will review such information as it deems appropriate to discharge these responsibilities.

In addition, Janus Henderson Investors will conduct periodic due diligence reviews of the Proxy Voting Service via on-site, video or telephonic meetings and by written questionnaires. As part of this periodic due diligence process, Janus Henderson Investors shall collect information that is reasonably sufficient to support the conclusion that the Proxy Voting Service has the capacity and competency to adequately analyse the matters for which they provide research and voting recommendations. In connection with the periodic due diligence review, Janus Henderson Investors shall consider, among other things, (1) the adequacy and quality of the Proxy Voting Service’s staffing, personnel, and/or technology; (2) disclosure from the Proxy Voting Service regarding its methodologies in formulating voting recommendations; and (3) whether the Proxy Voting Service has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest. In further exercise of its oversight responsibility, Janus Henderson Investors shall periodically sample the proxy votes cast on behalf of clients to ensure whether the Guidelines were applied correctly to such votes.

2 Janus Henderson Investors will also provide proxy voting records on say-on-pay issues consistent with requirements of Rule 14Ad-1.

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4.3	Record Retention

Janus Henderson Investors will retain proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus Henderson Investors regarding votes cast in contradiction to the Guidelines. In addition, Janus Henderson Investors will retain internally-generated documents that are material to a proxy voting decision, such as the Guidelines, Committee materials and other internal research relating to voting decisions. Proxy statements received from issuers are generally available from the issuer’s, the relevant regulatory authority’s and/or the market place’s websites. They may also be available from the third-party voting service upon request. All materials discussed above will be retained in accordance with any applicable record retention obligations.

5	Amendments

This Policy is subject to review on an annual or more frequent basis by the Committee. In reviewing the Policy, the Committee reviews Janus Henderson Investors’ proxy voting record over the prior year, including exceptions to the Guidelines requested by Portfolio Management to determine whether any adjustments should be made. The Committee also reviews changes to the Guidelines recommended by the Proxy Voting Service, discusses such changes with the Proxy Voting Service, and solicits feedback from Portfolio Management on such changes. Once the Guidelines have been approved by the Committee and clients where required, they are distributed to Asset Servicing and the Proxy Voting Service for implementation.

Appendix A - Proxy Voting Guidelines

Janus Henderson Investors will generally vote all proxies relating to portfolio securities held in client accounts for which it has been delegated voting authority in accordance with the Policy, including these Guidelines, and the implementation instructions provided to the Proxy Voting Service. Nonetheless, because proxy issues and the circumstances of individual companies are varied, there may be instances when Janus Henderson Investors may not vote in strict adherence to the Guidelines. Portfolio Management is responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and instructing votes contrary to the Guidelines where they reasonably believe that is in the best interest of clients.

Janus Henderson Investors recognises that corporate governance systems vary a great deal between jurisdictions according to factors such as cultural issues, laws and regulations, the extent of shareholder rights, the level of dispersed ownership and the stage of development more generally. In formulating our approach to corporate governance, we are conscious that a “one size fits all” policy is not appropriate. We will therefore seek to vary our voting activities according to the local market and its standards of best practices.

While Janus Henderson Investors has attempted to address the most common issues through the Guidelines, there will be various proxy voting proposals that are not addressed by the Guidelines or that require case-by- case resolution under the Guidelines. In addition, it may not be appropriate to apply certain Guidelines to investment types such as mutual funds, exchange-traded funds, and closed-end funds, in which case Janus Henderson Investors will generally rely on the recommendation of the Proxy Voting Service unless otherwise specified in the Policy. Moreover, there may be various proxy voting proposals as to which the Proxy Voting Service does not have or provide research, analysis and recommendations. For example, the Proxy Voting Service may not provide research, analysis and recommendations for proxy voting proposals of privately-held companies. In such instances, those proposals will be referred to Portfolio Management for resolution. In exercising discretion, Janus Henderson Investors may take into consideration the information and recommendations of the Proxy Voting Service but will vote all proxies based on its own conclusions regarding the best interests of its clients.

In many cases, a security may be held by client accounts managed by multiple portfolio managers. While Janus Henderson Investors generally casts votes consistently across client accounts it manages, different portfolio managers may vote differently on the same matter in the exercise of their discretion. For example, different portfolio managers may reasonably reach different conclusions as to what is in the best interest of their clients based on their independent judgments. In addition, in rare circumstances, an individual portfolio manager may reasonably reach different conclusions as to what is in the best interests of different clients depending on each individual client account’s investment strategy or its objectives.

Directors and Boards

Janus Henderson Investors recognises the diversity of corporate governance models across different markets and does not advocate any one form of board structure. However, it also recognises there are certain key functions which are or should be common across all markets:

•	Reviewing and guiding corporate strategy, major plans of action, risk policy, annual budgets and business plans; setting performance objectives; monitoring implementation and corporate performance; and overseeing major capital expenditures, acquisitions and divestitures;

•	Monitoring the effectiveness of the company’s governance practices and making changes as needed; Selecting, compensating, monitoring and, where necessary, replacing key executives and overseeing succession planning;

•	Aligning key executive and board compensation with the longer-term interests of the company and its shareholders;

•	Ensuring a formal and transparent board nomination and election process;

•	Monitoring and managing potential conflicts of interest of management, board members and shareholders, including misuse of corporate assets and abuse in related party transactions;

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•	Ensuring the integrity of the corporation’s accounting and financial reporting systems, including the independent audit, and that appropriate systems of control are in place, in particular, systems for risk management, financial and operational control, and compliance with the law and relevant standards;

•	Monitoring the quality of relationships with key stakeholders; and

•	Overseeing the process of disclosure and communications.

Boards of directors should include the number and types of qualified directors sufficient to ensure effective discharge of these responsibilities, including independent non-executive directors with appropriate skills, experience, and knowledge. The responsibilities of such non-executive directors should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole. Consistent with this principle of independence, a board of directors should generally have a non-executive chairperson.

The board of directors should establish audit, compensation, and nomination/succession committees. These should be composed wholly or predominantly of independent directors. Companies should publicly disclose the terms of reference of these committees and give an account to shareholders in an annual report or other regulatory filing of how their responsibilities have been discharged. The chairpersons and members of these committees should be appointed by the board as a whole according to a transparent procedure.

Janus Henderson Investors believes the board of directors, or supervisory board, as an entity, and each of its members, as an individual, is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole. Each director should therefore generally stand for election on an annual basis.

In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Board Classification – Janus Henderson Investors will generally vote against proposals to classify boards of directors and for proposals to declassify boards of directors.

Board Size – Janus Henderson Investors will generally vote in favor of proposals to increase the size of a board of directors so long as the board would retain a majority of independent directors. Janus Henderson Investors will generally vote against proposals to decrease the size of a board of directors which are intended as anti-takeover measures.

Director Independence – Janus Henderson Investors will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Henderson Investors will generally vote in favor of proposals to separate the role of the chairman from the role of the CEO.

Director Indemnification – Janus Henderson Investors will generally vote in favor of proposals regarding director or officer indemnification arrangements provided such provisions are not deemed excessive or inappropriate.

Uncontested Elections –Janus Henderson Investors will generally vote in favor of director candidates that result in the board having a majority of independent directors and oppose director candidates that result in the board not having a majority of independent directors. After taking into consideration country-specific practices, Janus Henderson Investors will generally vote in favor of individual director candidates unless:

•	they attend less than 75% of the board and committee meetings without a valid excuse;

•	they ignore or otherwise fail to respond appropriately to shareholder proposals receiving majority shareholder support;

•	they are not responsive to advisory votes on executive compensation matters;

•	they fail to provide appropriate oversight of company’s risk management practices;

•	they are non-independent directors and sit on the audit, compensation or nominating committees;

•	they are non-independent directors and the board does not have an audit, compensation, or nominating committee;

•	they are audit committee members and the non-audit fees paid to the auditor are excessive;

•	they are audit committee members and poor accounting practices rise to a level of serious concern, or other serious issues surrounding the audit process or arrangement exist;

•	they serve as directors on an excessive number of boards;

•	they are compensation committee members and the company has poor compensation practices;

•	they adopt a long term poison pill without shareholder approval or make material adverse changes to an existing poison pill;

•	they are the chair of the nominating committee, or are otherwise responsible for the nomination process, of a board that does not have a minimum level of female directors, and the company has not provided a sufficient explanation for its lack of gender diversity;

•	they are the chair of the nominating committee, or are otherwise responsible for the nomination process, of a board that does not have any apparent racial/ethnic diversity, and the company has not provided a sufficient explanation for its lack of racial/ethnic diversity;

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•	they are the chair of the responsible committee of a company that is a significant greenhouse gas emitter[3] Janus Henderson Investors will apply the same definition as used by the Proxy Voting Service. where such company is not taking minimum steps needed to understand, assess, and mitigate risks related to climate change;

•	they amend the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders;

•	the company employs a capital structure with unequal voting rights; and/or

•	they are the chair of the nominating committee, or are otherwise responsible for the nomination process, of a board where director(s) remain on the board after having received less than the majority of votes cast in the prior election and the company has not provided a sufficient explanation for continuing with such director(s).

Contested Elections – Janus Henderson Investors will generally evaluate proposals relating to contested director candidates on case-by-case basis.

Cumulative Voting – Janus Henderson Investors will generally vote in favor of proposals to adopt cumulative voting unless otherwise recommended by the Proxy Voting Service.

Auditors and Accounting Issues

Janus Henderson Investors believes boards of directors should maintain robust structures and processes to ensure sound internal controls and to oversee all aspects of relationships with auditors. Boards of directors should generally have appropriately constituted audit committees with sufficient levels of financial expertise in accordance with prevailing legislation or best practice. The audit committee should ensure that the company gives a balanced and clear presentation of its financial position and prospects and clearly explains its accounting principles and policies. The audit committee should ensure that the independence of the external auditors is not compromised by conflicts of interest (e.g., financial conflicts arising from the award of non- audit assignments). In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Uncontested Auditors – Janus Henderson Investors will generally vote in favor of proposals to approve external or statutory auditors and auditor compensation unless:

•	the auditor has a financial interest in or association with the company and is therefore not independent;

•	fees for non-audit services are excessive;

•	there is reason to believe the auditor has rendered an opinion which may be neither accurate nor indicative of the company’s financial position;

•	the auditor is being changed without explanation; or

•	the auditor is not identified by name.

Contested Auditors – Janus Henderson Investors will evaluate proposals relating to contested auditors on a case-by-case basis.

Compensation Issues

Janus Henderson Investors believes compensation of executive directors and key executives should be aligned with the interests of shareholders. Performance criteria attached to share-based compensation should be demanding. Requirements for directors and senior executives to acquire and retain company shares that are meaningful in the context of their cash compensation are also appropriate. The design of senior executives’ contracts should not commit companies to ‘payment for failure’. Boards should pay attention to minimising this risk when drawing up contracts and to resist pressure to concede excessively generous severance conditions. Any share-based compensation should be subject to shareholder approval.

Companies should disclose in each annual report or proxy statement the board’s policies on executive compensation (and preferably the compensation of individual board members and top executives), as well as the composition of such compensation so that investors can judge whether corporate pay policies and practices are appropriately designed.

Broad-based employee share ownership plans or other profit-sharing programs are effective market mechanisms that promote employee participation. When reviewing whether to support proposed new share schemes, we place particular importance on the following factors:

•	The overall potential cost of the scheme, including the level of dilution;

•	The issue price of share options relative to the market price;

•	The use of performance conditions aligning the interests of participants with shareholders;

•	The holding period (i.e., the length of time from the award date to the earliest date of exercise); and

•	The level of disclosure.

In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Executive and Director Equity-Based Compensation Plans – Janus Henderson Investors will generally vote in favor of equity-based compensation plans unless they create an inconsistent relationship between long- term share performance and compensation, do not

3 Janus Henderson Investors will apply the same definition as used by the Proxy Voting Service.

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demonstrate good stewardship of investors’ interests, or contain problematic features. Janus Henderson Investors considers the following, non-exhaustive list of practices to be problematic and generally votes against plans or amendments to plans that:

•	provide for re-pricing of underwater options;

•	provide for automatic replenishment (“evergreen”) or reload options;

•	create an inconsistent relationship between long term share performance and compensation increases; and/or

•	are proposed by management and do not demonstrate good stewardship of investors’ interests regarding executive compensation or are a vehicle for poor compensation practices.

Janus Henderson Investors will generally vote against proposals permitting material amendments to equity- based compensation plans without shareholder approval.

Long-Term Ownership – Janus Henderson Investors will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers, and directors. These may include:

•	requiring executive officers and directors to hold a minimum amount of stock in the company;

•	requiring stock acquired through exercised options to be held for a certain period of time; and

•	using restricted stock grants instead of options.

Director and Officer Loans – Janus Henderson Investors will generally oppose proposals requesting approval of loans to officers, executives, and board members of an issuer.

Say-on-Pay – Janus Henderson Investors will generally vote in favor of annual advisory votes on executive compensation (say-on-pay frequency). Janus Henderson Investors will generally vote with management on advisory votes on executive compensation (say-on-pay) unless Janus Henderson Investors determines problematic pay practices are maintained.

Executive Severance Agreements – Janus Henderson Investors will generally evaluate proposals to approve or cancel executive severance agreements on a case-by-case basis. Janus Henderson Investors will generally vote in favor of proposals to require executive severance agreements to be submitted for shareholder approval unless the proposal requires shareholder approval prior to entering into employment contracts.

Employee Stock Option Plans (ESOP) and Stock Purchase Plans (ESPP) – Janus Henderson Investors will generally vote in favor of proposals relating to ESOPs and ESPPs unless the shares purchased through the plans are discounted more than the market norm, the shares allocated to the plans are excessive, and/or the plans contain other problematic features.

Option Expensing and Repricing – Janus Henderson Investors will generally vote in favor of proposals requiring the expensing of options. Janus Henderson Investors will generally vote against proposals providing for the repricing of options.

Capitalisation, Issuances, Transactions, Shareholder Rights, and Other Corporate Matters

Janus Henderson Investors believes all shareholders should be treated equitably. Companies’ ordinary shares should provide one vote for each share, and companies should act to ensure the owners’ rights to vote.

Any major strategic modifications to the core businesses of a company should not be made without prior shareholder approval. Equally, any major corporate changes, which in substance or effect, materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders should not be made without prior shareholder approval of the proposed change. Such changes may include but are not limited to modifications to articles or bylaws and the implementation of shareholder rights plans or so called “poison pills.”

We will not support proposals that have the potential to reduce shareholder rights, such as significant open- ended authorities to issue shares without pre-emption rights or anti-takeover proposals, unless companies provide a compelling rationale for why they are in shareholder interests.

In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Capital Stock – Subject to local market standards, Janus Henderson Investors will generally vote in favor of proposals seeking to increase the number of shares of common or preferred stock authorized for issue unless the company does not adequately justify the need for the additional shares. Janus Henderson Investors will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend, and other rights are determined at the discretion of the board of directors when the stock is issued (“blank check stock”). Janus Henderson Investors will generally vote against proposals for different classes of stock with different voting rights.

Stock Splits – Janus Henderson Investors will generally vote in favor of proposals to split shares unless they negatively affect the ability to trade shares or the economic value of a share.

Share Issuances - Janus Henderson Investors will generally vote in favor of proposals related to share issuances with and without preemptive rights, provided that voting in favor of such proposals is consistent with local market standards, such proposals are not considered excessive in the context of the issuer and such proposals do not provide for different levels of voting rights.

Debt Issuances – Janus Henderson Investors will generally evaluate proposals regarding the issuance of debt, including convertible debt, on a case- by-case basis.

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Mergers, Acquisitions and Other Significant Corporate Transactions – Janus Henderson Investors will generally evaluate proposals regarding acquisitions, mergers, related party transactions, tender offers, or changes in control on a case-by-case basis, including any related proposals such as share issuances or advisory votes on golden parachutes.

Reorganization, Restructuring and Liquidation – Janus Henderson Investors will generally evaluate plans of reorganization, restructuring and liquidation on a case-by-case basis.

Shareholder Rights Plans and Other Anti-Takeover Mechanisms – Janus Henderson Investors will generally vote against shareholder rights plans or other proposals designed to prevent or obstruct corporate takeovers (includes poison pills), unless such measures are proposed in a transparent and independent fashion and designed primarily as a short-term means to protect a tax benefit, or are structured in such a way that they give shareholders the ultimate decision on any proposal or offer. This general policy supersedes any other more specific policy to the contrary.

Change in Jurisdiction of Incorporation or Organization - Janus Henderson Investors will generally vote in favor of proposals regarding changes in the jurisdiction of incorporation or organization of an issuer.

Confidential Voting – Janus Henderson Investors will generally vote in favor of proposals to provide for confidential voting and independent tabulation of voting results.

Supermajority Voting – Janus Henderson Investors will generally vote against proposals to provide for supermajority voting (e.g., to approve acquisitions or mergers).

Special Meetings – Janus Henderson Investors will generally vote in favor of management proposals to allow shareholders to call special meetings. Janus Henderson Investors will generally vote in favor of shareholder proposals to allow shareholders to call special meetings, unless such right is already provided at a level consistent with local best practice and the shareholder proposal would further reduce the required threshold. Such proposals will be evaluated on a case-by-case basis.

Written Consents – Janus Henderson Investors will generally vote in favor of management proposals to allow action by shareholders’ written consent. Where supported by the Proxy Voting Service, Janus Henderson Investors will generally evaluate shareholder proposals to allow action by shareholders’ written consent on a case-by-case basis; otherwise, Janus Henderson will generally vote against proposals to allow action by shareholders’ written consent.

Proxy Access – Janus Henderson Investors will generally evaluate proposals related to proxy access on a case-by-case basis.

Environmental and Social Issues

Janus Henderson Investors believes that good management of stakeholder relationships contributes to business success and long-term shareholder value. These stakeholders include not only shareholders but also employees, consumers, debtholders, business partners, neighbors, and the wider global community. Janus Henderson Investors also recognises the importance of environmental issues such as climate change and social issues such as diversity & inclusion to all these stakeholder groups.

As a fiduciary for its clients, Janus Henderson Investors is primarily concerned with the impact of proposals on a company’s performance and economic value. Janus Henderson Investors recognises that environmental and social issues are associated with risks, costs and benefits which can have a significant impact on company performance over the short and long term. When evaluating the merits of proposals on environmental and social issues, Janus Henderson Investors will weigh the risks, costs, and benefits of supporting the proposals against those presented by alternatives, including potentially seeking similar outcomes through direct engagement activities with management. Janus Henderson Investors will generally support management proposals addressing environmental and social issues unless we identify significant weaknesses relative to market practice or peers. Janus Henderson Investors will generally support shareholder proposals addressing environmental and social issues where we identify significant areas of weakness or deficiency relative to peers and/or industry best practices or feel that management has failed to adequately respond to shareholder concerns.

Miscellaneous, Administrative and Routine Items

Janus Henderson Investors believes that management should generally have discretion to make certain types of decisions, including how to use existing capital. In addition, in certain jurisdictions, shareholder approval of certain routine or administrative matters may be required. On these types of issues, Janus Henderson Investors will generally defer to management unless it believes these decisions are not being made, or these actions are not being taken, in good faith.

In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:

Dividends – Janus Henderson Investors will generally vote in favor of management proposals relating to the issuance of dividends. Janus Henderson Investors will generally evaluate shareholder proposals relating to the issuance of dividends on a case-by-case basis.

Share Repurchase Plans - Janus Henderson Investors will generally vote in favor of management proposals regarding share repurchases. Janus Henderson Investors will generally evaluate shareholder proposals relating to share repurchases on a case-by-case basis.

“Other Business” – Janus Henderson Investors will generally vote against proposals to approve “other business” when it appears as a voting item.

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Designation of Exclusive Forum - Janus Henderson Investors will generally vote in favor of proposals designating an exclusive forum in federal court or Delaware state court (for companies organised in Delaware). Janus Henderson Investors will generally evaluate proposals designating an exclusive forum in other jurisdictions on a case- by-case basis.

Proposals Outside the Guidelines

For proposals not specifically addressed by the Guidelines, Janus Henderson Investors generally provides implementation instructions to the Proxy Voting Service consistent with the principles and approaches outlined herein. Those instructions will frequently utilise or leverage the research and vote recommendations from the Proxy Voting Service. For proposals not specifically addressed by the Guidelines or the implementation instructions, or where Proxy Voting Service does not have research, analysis, and/or a recommendation available, Janus Henderson Investors will generally evaluate such proposals on a case-by- case basis.

JPMorgan

(Updated April 2025)

Proxy Voting Procedures and Guidelines

J.P. Morgan Investment Management Inc. (Sub-Adviser), as an investment sub-adviser to the Funds, has been granted the authority to vote the proxies of any voting securities held in each Fund’s portfolio. In voting proxies, the Sub-Adviser’s objective is to vote proxies in the best interests of its clients. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Fund’s Board of Trustees has adopted the Sub-Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues for the Funds.

The Sub-Adviser and its affiliated advisers (“JPMAM”) are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. The Sub-Adviser has adopted a separate set of Guidelines that covers the regions each of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (“EMEA”), (3) Asia (ex-Japan) and (4) Japan (each, a “Region”; collectively, the “Regions”). In addition, for each Region, the Sub-Adviser has adopted Sustainable Strategy Proxy Voting Guidelines (“Sustainable Proxy Guidelines”) for certain sustainable strategies, which may apply to certain Funds as approved by the Board of Trustees. The Sustainable Proxy Guidelines for those sustainable strategies replace certain sections of the Guidelines for each of the Regions. Proposals for securities held in the sustainable strategies that are not covered by the Sustainable Proxy Guidelines will continue to be voted in accordance with the other provisions of the applicable Guidelines for each of the Regions.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value consistent with each Fund’s objectives and strategies. As a general rule, in voting proxies of a particular security, the Sub-Adviser and its affiliated advisers will apply the Guidelines of the Region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Sub-Adviser and its affiliated advisers has encountered globally, based on many years of collective investment management experience.

To oversee the proxy voting process on an ongoing basis, the Sub-Adviser has established a proxy committee (“Proxy Committee”) for each global location where proxy voting decisions are made. Each Proxy Committee is composed of members and invitees including a proxy administrator (“Proxy Administrator”) and senior officers from among the investment, legal, compliance, and risk management departments. The primary functions of each Proxy Committee include: (1) reviewing and approving the Guidelines annually; (2) providing advice and recommendations on general proxy voting matters, including potential or material conflicts of interest escalated to it from time to time as well as on specific voting issues to be implemented by the Sub-Adviser; and (3) determining the independence of any third-party vendor to which it has delegated proxy voting responsibilities (such as, for example, delegation when the Sub-Adviser has identified a material conflict of interest) and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities.

The Guidelines are proprietary to the Sub-Adviser and reflect the Sub-Adviser’s views on proxy voting matters as informed by its investment experience and research over many years of proxy voting. Certain guidelines are prescriptive (“Prescribed Guidelines”) meaning they specify how the Sub-Adviser will vote a particular proxy proposal except where the Sub-Adviser, pursuant to its procedures, determines to vote in a manner contrary to its Prescribed Guidelines also known as an “Override”. Other guidelines contemplate voting on a case-by-case basis. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. Individual company facts and circumstances vary. In some cases, the Sub-Adviser may determine that, in the best interest of its clients, a particular proxy item should be voted in a manner that is not consistent with the Prescribed Guidelines. Where the Sub-Adviser chooses to vote in a manner contrary to its Prescribed Guideline or where the Proxy Administrator determines that such vote requires further escalation to certain portfolio management teams (“escalated votes”), the procedures include a review and, for certain votes, an attestation process. These processes are designed to identify actual or potential material conflicts of interest (between a Fund on the one hand, and the Fund’s Sub-Adviser or an affiliate, on the other hand), ensure that relevant personnel were not in possession of material non-public information (“MNPI”), and ensure that the proxy vote is cast in the best interests of the Fund.

In order to maintain the integrity and independence of the Sub-Adviser’s investment processes and decisions, including proxy voting decisions, and to protect the Sub-Adviser’s decisions from influences that could lead to a vote other than in the Funds’ best interests, JPMC (including the Sub-Adviser) has adopted policies and procedures that (i) address the handling of conflicts, (ii) establish

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information barriers, and (iii) restrict the use of MNPI. Material conflicts of interest are further avoided by voting in accordance with the Sub-Adviser’s Prescribed Guidelines. A material conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for a J.P. Morgan Fund, or when the Proxy Administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or has rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party using its own guidelines; provided, however, that the Sub-Adviser’s investment professional(s) may request an exception to this process to vote against a proposal rather than referring it to an independent third party (“Exception Request”) where the Proxy Administrator has actual knowledge indicating that a JPMorgan Chase affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. The applicable proxy committee shall review the Exception Request and shall determine whether the Sub-Adviser should vote against the proposal or whether such proxy should still be referred to an independent third party due to the potential for additional conflicts or otherwise.

Depending on the nature of the conflict, the Sub-Adviser may elect to take one or more of the following measures or other appropriate action: removing certain Sub-Adviser personnel from the proxy voting process or “walling off” personnel with knowledge of the conflict to ensure that such personnel do not influence the relevant proxy vote; voting in accordance with the applicable Prescribed Guidelines, if any, if the application of the Prescribed Guidelines would objectively result in the casting of a proxy vote in a predetermined manner, or delegating the vote to an independent third party, in which case the proxy will be voted by the independent third party in accordance with its own determination. In the event that the portion of the Fund managed by the Sub-Adviser, in the aggregate with other funds managed by JPMIM, holds more than 25% of the outstanding voting securities of an open-end registered investment company or registered unit investment trust that is not managed by JPMIM (a “Non-J.P. Morgan Fund”), the Fund will vote its respective securities in a Non-J.P. Morgan Fund in the same proportion as the vote of all other holders of such securities.

For securities held in Funds that seek to follow the investment returns of an underlying index, the Sub-Adviser may abstain from voting if it determines that casting a vote would not have a material effect on the value of the Fund’s investments based on the size of the Fund’s holdings, its ownership in the issuer, and/or its consideration of the importance of the proxy vote.

The following summarizes some of the more noteworthy types of proxy voting policies of the North America Guidelines:

•	The Sub-Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) adopt or renew a poison pill without shareholder approval; (c) are affiliated outside directors who serve on audit, compensation or nominating committees or are affiliated outside directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) are insiders and affiliated outsiders on boards that are not at least majority independent except, in the case of controlled companies, vote for non-independent directors who serve on committees other than the audit committee; or (f) are CEOs of publicly-traded companies who serve on more than two public boards (besides his or her own board) or for all other directors who serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Sub-Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls. Votes generally are also withheld from directors when there is a demonstrated history of poor performance or inadequate risk oversight or when the board adopts changes to the company’s governing documents without shareholder approval if the changes materially diminish shareholder rights. Votes generally will be withheld from board chair, lead independent directors, or governance committee chairs of publicly traded companies where employees have departed for significant violation of code of conduct without claw back of compensation. In addition, the Sub-Adviser generally votes against the chair of the nominating committee if one or more directors remain on the board after having received less than majority of votes cast in the prior election.

•	The Sub-Adviser generally votes for board declassification proposals and against board classification proposals.

•	The Sub-Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	The Sub-Adviser votes against proposals for a super-majority vote to approve a merger.

•	The Sub-Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.

•	The Sub-Adviser considers vote proposals with respect to stock-based incentive plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies.

•	The Sub-Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.

•	The Sub-Adviser generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, the Sub-Adviser votes on a case by case basis.

•	The Sub-Adviser supports board refreshment, independence, and a diverse skill set for directors as an important part of contributing to long-term shareholder value. The Sub-Adviser generally supports investee companies’ consideration of equal employment opportunity and inclusiveness in their general recruitment policies as the Sub-Adviser believes such diversity

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contributes to the effectiveness of boards and further development of sound governance and risk oversight. The Sub-Adviser supports investee companies’ disclosure of gender, racial and ethnic composition of the board so that the Sub-Adviser can include that information as one of the many data points used in its holistic assessment of the companies. As with all proxy votes, the Sub-Adviser seeks to vote in each Fund’s best interests to enhance long-term shareholder value.

•	The Sub-Adviser will generally vote against a plan and/or withhold its vote from members of the compensation committee when there is a disconnect between the chief executive officer’s pay and performance (an increase in pay and a decrease in performance). The Sub-Adviser reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support. The following summarizes some of the more noteworthy types of proxy voting policies of Section 12 Social and Environmental Issues from the North America Guidelines:

•	The Sub-Adviser generally encourages a level of reporting on environmental matters that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. In general, the Sub-Adviser supports management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.

•	In evaluating how to vote environmental proposals, key considerations may include, but are not limited to, issuer considerations such as asset profile of the company, including whether it is exposed to potentially declining demand for the company’s products or services due to environmental considerations; cash deployments; cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs; corporate behavior of the company; demonstrated capabilities of the company, its strategic planning process, and past performance; current level of disclosure of the company and consistency of disclosure across its industry; and whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework. The Sub-Adviser may also consider whether adoption of the proposal would inform and educate shareholders; have companies that adopted the proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company; does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices; and does the proposal create the potential for unintended consequences such as a competitive disadvantage.

•	The Sub-Adviser votes against the chair of the committee responsible for providing oversight of environmental matters and/or risk where the Sub-Adviser believes the company is lagging peers in terms of disclosure, business practices or targets. The Sub-Adviser also votes against committee members, lead independent director and/or board chair for companies that have lagged over several years.

•	With regard to social issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.

•	The Sub-Adviser expects boards to provide oversight of human capital management which includes the company management of its workforce, use of full time versus part time employees, workforce cost, employee engagement and turnover, talent development, retention and training, compliance record and health and safety. As an engaged and diverse employee base is integral to a company’s ability to innovate, respond to a diverse customer base and engage with diverse communities and deliver shareholder returns, the Sub-Adviser will generally support shareholder resolutions seeking the company to disclose data on workforce demographics, and release of EEO-1 or comparable data where such disclosure is deemed by the Sub-Adviser as inadequate.

Non-U.S. Guidelines. The following summarizes some of the more noteworthy types of proxy voting policies of the EMEA, Asia (Ex-Japan) and Japan Guidelines (collectively, “Non-U.S. Guidelines”):

•	Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Sub-Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Sub-Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.

•	Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. The Sub-Adviser also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.

•	The Non-U.S. Guidelines reflect the applicable Region’s corporate governance or stewardship codes with respect to corporate governance and proxy voting. For example, JPMAM is a signatory to the UK Stewardship Code 2020 and believes that its existing stewardship policies meet the standards required under the Code. Additionally, for example, the EMEA Guidelines for UK companies are based on the revised UK Corporate Governance Code. If a portfolio company chooses to deviate from the provisions of the UK Corporate Governance Code, the Sub-Adviser takes the company’s explanation into account as appropriate,

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based on the Sub-Adviser’s overall assessment of the standards of corporate governance evidenced at the company. For Continental European markets, the Sub-Adviser expects companies to comply with local Corporate Governance Codes, where they exist. In markets where a comparable standard does not exist, the Sub-Adviser uses the EMEA Guidelines as the primary basis for voting, while taking local market practice into consideration where applicable. The Japan Guidelines reflect the 2020 revisions to the Japanese Stewardship Code. Likewise, the Asia (Ex-Japan) Guidelines endorse the stewardship principles promoted by different regulators and industry bodies in the region including the Singapore Stewardship Principles for Responsible Investors supported by Monetary Authority of Singapore and Singapore Exchange, the Principles for Responsible Ownership issued by the Securities and Futures Commission in Hong Kong, and the Principles of Internal Governance and Asset Stewardship issued by the Financial Services Council of Australia.

•	Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Sub-Adviser pays particular attention to management’s arguments for promoting the prospective change.

•	The Non-U.S. Guidelines encourage transparency and disclosure with respect to remuneration reporting as well as processes and policies designed to align compensation with the long-term performance of portfolio companies.

•	In particular, the EMEA Guidelines indicate that the remuneration policy as it relates to senior management should ideally be presented to shareholders for approval with such votes normally occurring every third year. In addition, the EMEA Guidelines describe information that the Sub-Adviser expects to be included in remuneration reports including disclosure on amounts paid to executives, alignment between company performance and pay out to executives, disclosure of, among other things, variable incentive targets, levels of achievement and performance awards, information on the ratio of CEO pay to median employee pay.

•	With respect to the Japan Guidelines, the voting decision will be made taking into account matters such as recent trends in the company’s earnings and performance, with the expectation that companies will have a remuneration system comprised of a reasonable mix of fixed and variable (based on short term and medium to long term incentives) compensation. Such Guidelines also support the introduction of clawback clauses in order to prevent excessive risk taking which can negatively impact shareholder value and excessive pay.

•	Where shareholders are able to exercise a binding vote on remuneration policies, the Asia (Ex-Japan) Guidelines reflect the Sub-Adviser’s belief that such polices should stand the test of time. The Asia (Ex-Japan) Guidelines further encourage companies to provide information on the ratio of CEO pay to median employee pay and to explain the reasons for changes to the ratio as it unfolds year by year. The Asia (Ex-Japan) Guidelines also highlight information that companies should have with regard to gender pay gaps and indicate how this issue is being addressed.

•	The Sub-Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, under the EMEA Guidelines, the Sub-Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of a unitary board structure. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, the Non-U.S. Guidelines do not mandate a unitary board structure and local market practice will always be taken into account.

•	The Sub-Adviser will use its voting powers to encourage appropriate levels of board independence and diversity as an important part of contributing to long-term shareholder value, taking into account local market practice.

•	The EMEA Guidelines indicate that the Sub-Adviser expects boards to have a strategy to improve female representation in particular. The EMEA Guidelines generally support the target of one-third of board positions being held by women, as recommended by the UK Government’s Women on Boards Report, the Davies Review and the FTSE Women Leaders Review (formerly the Hampton-Alexander Review).

•	The Japan Guidelines include provisions on board diversity and indicate that the Sub-Adviser believes directors with diverse backgrounds should make up a majority of a board over time. The Japan Guidelines provide that the current policy is to vote against the election of the representative directors, such as the president of the company, if there is only one or no female directors (at least 30% gender diversity before 2030).

•	The Asia ex Japan Guidelines reflect, as a minimum standard for all Asia ex Japan markets, that JPMAM would expect no single-gender boards and that such boards would have 25% gender diverse representation, with 30% gender diverse representation or such higher amounts as reflected by local market practice before 2030.

•	The Sub-Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•	The Sub-Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Sub-Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Sub-Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•	The Sub-Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Sub-Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	The Sub-Adviser will generally vote against anti-takeover devices.

•	The Sub-Adviser considers social or environmental issues on a case-by-case basis under the Non-U.S. Guidelines, keeping in mind at all times the best economic interests of its clients. With respect to environmental proposals, the Non-U.S. Guidelines

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indicate that good corporate governance policies should consider the impact of company operations on the environment and the costs of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. The Non-U.S. Guidelines further encourage a level of environmental reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. With regard to social issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company. North America and Non-U.S. Guidelines. The following describes certain elements that are common to the North America and Non-U.S. Guidelines:

•	The North America and Non-U.S. Guidelines note that, in certain markets, by-law changes have taken place to allow a company to hold virtual or hybrid general shareholder meetings and reflect that general shareholder meetings should be fair, constructive and foster dialogue between company management and shareholders. In principle, the Sub-Adviser is supportive of proposals allowing shareholder meetings to be convened by electronic means so long as the flexibility in the format of the meetings contributes to enhancing access to the meetings and where shareholder participation rights are protected, regardless of whether physical or virtual.

•	The North America and Non-U.S. Guidelines include climate risk guidelines due to the Sub-Adviser’s view that climate change has become a material risk to the strategy and financial performance of many companies. The Sub-Adviser may vote against directors of companies, that, in the Sub-Adviser’s opinion, face material climate-related transition or asset risks, where such disclosures are not available or where the Sub-Adviser believes such disclosures are not meaningful. To provide shareholders with meaningful disclosures on how the company is addressing risks related to climate change, the Sub-Adviser encourages disclosure aligned with the reporting framework developed by the Task Force on Climate related Financial Disclosures (“TCFD”). In addition, for companies in industries where the Sub-Adviser believes climate change risks pose material financial risks, the Sub-Adviser encourages more comprehensive reporting including scenario analysis to help under the resilience of a company’s strategy and disclosures of Scope 1 and 2 greenhouse gases (“GHG”) emission targets, where decarbonization of a company’s operations and purchased energy has been identified by the company as a key part of a company’s strategy to manage climate change risks. In addition, for companies who have chosen to set long-term net zero targets, the Sub-Adviser encourages the company to make disclosures including scope of emissions included in such targets in order to allow the Sub-Adviser to evaluate the long-term credibility of transition plans. The Sub-Adviser may vote for shareholder resolutions requesting information where disclosure is unavailable or not meaningful.

Securities Lending

Proxies for securities that are out on loan normally cannot be voted, as title passes to the borrower of the securities. The Sub-Adviser is not involved in a Fund’s securities lending arrangements as it is not a party to a securities lending agreement involving the Fund and does not make the decision to lend a Fund’s securities. As a result, to the extent that a Fund engages in securities lending, the Sub-Adviser’s will not recall securities of the Fund on loan.

Recordkeeping

The Sub-Adviser is required to maintain in an easily accessible place for all records relating to the proxy voting process, according to the retention requirements set out by the various global regulatory regimes.

Those records include the following:

•	a copy of the Sub-Adviser’s Proxy Voting Procedures and Guidelines;

•	a copy of each proxy statement received on behalf of the Sub-Adviser’s clients;

•	a record of each vote cast on behalf of the Sub-Adviser client holdings;

•	a copy of all documents created by the Sub-Adviser personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;

•	a copy of the documentation of all dialogue with issuers and the Sub-Adviser personnel created by the Sub-Adviser personnel prior to the voting of client securities; and

•	a copy of each written request by a client for information on how the Sub-Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Sub-Adviser to any request by a Sub-Adviser client for information on how the Sub-Adviser voted proxies on behalf of our client.

It should be noted that the Sub-Adviser reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.

Loomis Sayles

Proxy Voting Policies and Procedures

As of March 24, 2022

1. GENERAL

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Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies of the securities held in its clients’ portfolios on behalf of each client that has delegated proxy voting authority to Loomis Sayles as investment adviser. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interests of clients, in accordance with Loomis Sayles’ fiduciary duty, and all applicable law and regulations. The Proxy Voting Procedures, as implemented by the Loomis Sayles Proxy Committee (as described below), are intended to support good corporate governance, including those corporate practices that address environmental and social issues (“ESG Matters”), in all cases with the objective of protecting shareholder interests and maximizing shareholder value.

Loomis Sayles uses the services of third parties (each a “Proxy Voting Service” and collectively the “Proxy Voting Services”), to provide research, analysis and voting recommendations and to administer the process of voting proxies for those clients for which Loomis Sayles has voting authority. Any reference in these Proxy Voting Procedures to a “Proxy Voting Service” is a reference either to the Proxy Voting Service that provides research, analysis and voting recommendations to Loomis Sayles or to the Proxy Voting Service that administers the process of voting proxies for Loomis Sayles or to both, as the context may require. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Service that provides research, analysis and voting recommendations to Loomis Sayles unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1. Client’s Best Interests. The Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interests of clients. When considering the best interests of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. To protect its clients’ best interests, Loomis Sayles has integrated the consideration of ESG Matters into its investment process. The Proxy Voting Procedures are intended to reflect the impact of these factors in cases where they are material to the growth and sustainability of an issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view toward enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or future market value of the issuer’s securities during the expected holding period. Loomis Sayles also believes that protecting the best interests of clients requires the consideration of potential material impacts of proxy proposals associated with ESG Matters.

For the avoidance of doubt, and notwithstanding any other provisions of these Proxy Voting Procedures, in all instances in which Loomis Sayles votes proxies on behalf of clients that are employee benefit plans subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), Loomis Sayles (a) will act solely in accordance with the economic interest of the plan and its participants and beneficiaries, and (b) will not subordinate the interests of the participants and beneficiaries in their retirement income or financial benefits under the plan to any other objective, or promote benefits or goals unrelated to those financial interests of the plan’s participants and beneficiaries.

2. Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (a) retain the authority to vote proxies on securities in its account; (b) delegate voting authority to another party; or (c) instruct Loomis Sayles to vote proxies according to a policy that differs from the Proxy Voting Procedures. Loomis Sayles will honor any of these instructions if the instruction is agreed to in writing by Loomis Sayles in its investment management agreement with the client. If Loomis Sayles incurs additional costs or expenses in following any such instruction, it may request payment for such additional costs or expenses from the client.

3. Stated Policies. In the interest of consistency in voting proxies on behalf of its clients where appropriate, Loomis Sayles has adopted policies that identify issues where Loomis Sayles will (a) generally vote in favor of a proposal; (b) generally vote against a proposal; (c) generally vote as recommended by the Proxy Voting Service; and (d) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote. In certain cases where the recommendation of the Proxy Voting Service and the recommendation of the issuer’s management are the same, the vote will generally be cast as recommended and will not be reviewed on a case-by-case basis by the Proxy Committee. In cases where the portfolio manager of an account that holds voting securities of an issuer or the analyst covering the issuer or its securities recommends a vote, the proposal(s) will be voted according to these recommendations after a review for any potential conflicts of interest is conducted and will not be reviewed on a case-by-case basis by the Proxy Committee. There may be situations where Loomis Sayles casts split votes despite the stated policies. For example, Loomis Sayles may cast a split vote when different clients may be invested in strategies with different investment objectives, or when different clients may have different economic interests in the outcome of a particular proposal. Loomis Sayles also may cast a split vote on a particular proposal when its investment teams have differing views regarding the impact of the proposal on their clients’ investment interests.

4. Abstentions and Other Exceptions. Loomis Sayles’ general policy is to vote rather than abstain from voting on issues presented, unless the Proxy Committee determines, pursuant to its best judgment, that the client’s best interests require abstention. However, in the following circumstances Loomis Sayles may not vote a client’s proxy:

The Proxy Committee has concluded that voting would have no meaningful, identifiable economic benefit to the client as a shareholder, such as when the security is no longer held in the client’s portfolio or when the value of the portfolio holding is insignificant.

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The Proxy Committee has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-US jurisdictions, the sale of securities voted may be legally or practically prohibited or subject to some restrictions for some period of time, usually between the record and meeting dates (“share blocking”). Loomis Sayles believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Information about share blocking is often incomplete or contradictory. Loomis Sayles relies on the client’s custodian and on its Proxy Voting Service to identify share blocking jurisdictions. To the extent such information is wrong, Loomis Sayles could fail to vote shares that could have been voted without loss of investment flexibility, or could vote shares and then be prevented from engaging in a potentially beneficial portfolio transaction.

Administrative requirements for voting proxies in certain foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the client’s local sub-custodian, cannot be fulfilled due to timing of the requirement, or the costs required to fulfill the administrative requirements appear to outweigh the benefits to the client of voting the proxy.

The client, as of the record date, has loaned the securities to which the proxy relates and Loomis Sayles has concluded that it is not in the best interest of the client to recall the loan or is unable to recall the loan in order to vote the securities. 1

The client so directs Loomis Sayles.

The Proxy Committee will generally vote against, rather than abstain from voting on, ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client’s behalf, such as when ballot delivery instructions have not been processed by a client’s custodian, when the Proxy Voting Service has not received a ballot for a client’s account (e.g., in cases where the client’s shares have been loaned to a third party), when proxy materials are not available in English, and under other circumstances beyond Loomis Sayles’ control.

5. Oversight. All issues presented for shareholder vote are subject to the oversight of the Proxy Committee, either directly or by application of this policy. All non-routine issues will generally be considered directly by the Proxy Committee and, when necessary, the investment professionals responsible for an account holding the security, and will be voted in the best investment interests of the client. All routine “for” and “against” issues will be voted according to this policy unless special factors require that they be considered by the Proxy Committee and, when necessary, the investment professionals responsible for an account holding the security.

6. Availability of Procedures. Loomis Sayles publishes these Proxy Voting Procedures, as updated from time to time, on its public website, www.loomissayles.com, and includes a description of its Proxy Voting Procedures in Part 2A of its Form ADV. Upon request, Loomis Sayles also provides clients with a copy of its Proxy Voting Procedures.

7. Disclosure of Vote. Loomis Sayles makes certain disclosures regarding its voting of proxies in the aggregate (not specific as to clients) on its website, www.loomissayles.com. For mutual funds that it manages, Loomis Sayles is required by law to make certain disclosures regarding its voting of proxies annually. This information is also available on the Loomis Sayles website. Additionally, Loomis Sayles will, upon request by a client, provide information about how each proxy was voted with respect to the securities in that client’s account. Loomis Sayles’ policy is not to disclose a client’s proxy voting records to third parties except as required by applicable law and regulations.

Proxy Committee.

1. Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of senior representatives from firm investment teams and members of the Legal and Compliance Department, and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, he or she may designate another individual to act on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or the analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with voting proxies of that issuer. Voting determinations made by the Proxy Committee generally will be memorialized electronically (e.g., by email).

2. Duties. The Proxy Committee’s specific responsibilities include the following:

a) developing, authorizing, implementing and updating the Proxy Voting Procedures, including:

(i) annually reviewing the Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies, including determining the continuing adequacy of the Proxy Voting Procedures to confirm that they have been formulated reasonably and implemented effectively, including whether they continue to be reasonably designed to ensure that proxy votes are cast in clients’ best interest,

(ii) annually reviewing existing voting guidelines and developing of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annually reviewing the proxy voting process and addressing any general issues that relate to proxy voting;

b) overseeing the proxy voting process, including:

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

1  Loomis Sayles does not engage in securities lending. However, some clients do opt to lend securities, availing themselves of their custodians’ services.

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(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and

(iv) periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;

c) engaging and overseeing third-party vendors that materially assist Loomis Sayles with respect to proxy voting, such as the Proxy Voting Services, including:

(i) determining and periodically reassessing whether, as relevant, the Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:

(a)  the adequacy and quality of the Proxy Voting Service’s staffing, personnel and technology,

(b) whether the Proxy Voting Service has adequately disclosed its methodologies in formulating voting recommendations, such that Loomis Sayles can understand the factors underlying the Proxy Voting Service’s voting recommendations,

(c) the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current, materially complete and accurate information, and

(d) the Proxy Voting Service’s policies and procedures regarding how it identifies and addresses conflicts of interest, including whether the Proxy Voting Service’s policies and procedures provide for adequate disclosure of its actual and potential conflicts of interest with respect to the services it provides to Loomis Sayles.

(ii) providing ongoing oversight of the Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients and in accordance with these Proxy Voting Procedures and the determinations and directions of the Proxy Committee,

(iii) receiving and reviewing updates from the Proxy Voting Services regarding relevant business changes or changes to the Proxy Voting Services’ conflict policies and procedures, and

(iv) in the event that the Proxy Committee becomes aware that a recommendation of the Proxy Voting Service was based on a material factual error (including materially inaccurate or incomplete information): investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and

(e) further developing and/or modifying these Proxy Voting Procedures as otherwise appropriate or necessary.

3. Standards.

a) When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interests as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b) When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

c) If Loomis Sayles becomes aware of additional information relevant to the voting of a shareholder meeting after a vote has been entered but before the applicable voting deadline has passed, it will consider whether or not such information impacts the vote determination entered, and if necessary, use reasonable efforts to change the vote instruction.

Conflicts of Interest.

Loomis Sayles has established policies and procedures to ensure that proxy votes are voted in its clients’ best interests and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Service in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Service’s recommendation is not in the best interests of the firm’s clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Service’s recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have, and (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event, prior to directing any vote, the Proxy Committee will make reasonable efforts to obtain and consider information, opinions and recommendations from or about the opposing position.

Recordkeeping.

Loomis Sayles or the Proxy Voting Service will maintain records of proxies voted pursuant to Rule 204-2 under the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on

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behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

MFS

SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

January 1, 2025

MASSACHUSETTS FINANCIAL SERVICES COMPANY

At MFS Investment Management, our core purpose is to create value responsibly. In serving the long-term economic interests of our clients, we rely on deep fundamental research, risk awareness, engagement, and effective stewardship to generate long-term risk-adjusted returns for our clients. A core component of this approach is our proxy voting activity. We believe that robust ownership practices can help protect and enhance long-term shareholder value. Such ownership practices include diligently exercising our voting rights as well as engaging with our issuers on a variety of proxy voting topics. We recognize that environmental, social and governance (“ESG”) issues may impact the long-term value of an investment, and, therefore, we consider ESG issues in light of our fiduciary obligation to vote proxies in what we believe to be in the best long- term economic interest of our clients.

MFS Investment Management and its subsidiaries that perform discretionary investment activities (collectively, “MFS”) have adopted proxy voting policies and procedures (“MFS Proxy Voting Policies and Procedures”) with respect to securities owned by the clients for which MFS serves as investment adviser and has been delegated the power to vote proxies on behalf of such clients. These clients include pooled investment vehicles sponsored by MFS (an “MFS Fund” or collectively, the “MFS Funds”).

Our approach to proxy voting is guided by the overall principle that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of our clients for which we have been delegated with the authority to vote on their behalf, and not in the interests of any other party, including company management, or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

The Proxy Voting Policies and Procedures include voting guidelines that govern how MFS generally will vote on specific matters as well as how we monitor potential material conflicts of interest on the part of MFS that could arise in connection with the voting of proxies on behalf of MFS’ clients. The following is a summary of MFS’ Proxy Voting Policies and Procedures and does not contain these voting guidelines. The MFS Proxy Voting Policies and Procedures (which includes the proxy voting guidelines) are available on www.mfs.com.

Our approach to proxy voting is guided by the following additional principles:

1.	Consistency in application of the policy across multiple client portfolios: While MFS generally seeks a single vote position on the same matter when securities of an issuer are held by multiple client portfolios, MFS may vote differently on the matter for different client portfolios under certain circumstances. For example, we may vote differently for a client portfolio if we have received explicit voting instructions to vote differently from such client for its own account. Likewise, MFS may vote differently if the portfolio management team responsible for a particular client account believes that a different voting instruction is in the best long-term economic interest of such account.

2.	Consistency in application of policy across shareholder meetings in most instances: As a general matter, MFS seeks to vote consistently on similar proxy proposals across all shareholder meetings. However, as many proxy proposals (e.g., mergers, acquisitions, and shareholder proposals) are analyzed on a case-by-case basis in light of the relevant facts and circumstances of the issuer and proposal MFS may vote similar proposals differently at different shareholder meetings. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

3.	Consideration of company specific context and informed by engagement: As noted above MFS will seek to consider a company’s specific context in determining its voting decision. Where there are significant, complex or unusual voting items we may seek to engage with a company before making the vote to further inform our decision. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management is warranted to reflect our concerns and encourage change in the best long-term economic interests of our clients for which MFS has been delegated with the authority to vote on their behalf.

4.	Clear decisions to best support issuer processes and decision making: To best support improved issuer decision making we strive to generally provide clear decisions by voting either For or Against each item. We may however vote to Abstain in certain situations if we believe a vote either For or Against may produce a result not in the best long-term economic interests of our clients.

5.	Transparency in approach and implementation: In addition to the publication of the MFS Proxy Voting Policies and Procedures on our website, we are open to communicating our vote intention with companies, including ahead of the annual meeting. We may do this proactively where we wish to make our view or corresponding rationale clearly known to the company. Our voting data is reported to clients upon request and publicly on a quarterly and annual basis on our website (under Proxy Voting Records & Reports). For more information about reporting on our proxy voting activities, please refer to the “Reports” section below.

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GOVERNANCE OF PROXY VOTING ACTIVITIES

From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS’ sole judgment.

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions);

c.	Considers special proxy issues as they may arise from time to time; and

d.	Determines engagement priorities and strategies with respect to MFS’ proxy voting activities

The day-to-day application of the MFS Proxy Voting Policies and Procedures are conducted by the MFS Stewardship Team led by MFS’ Director of Global Stewardship. The Stewardship Team are members of MFS’ investment team.

2.	Potential Conflicts of Interest

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see below) and shall ultimately vote the relevant ballot items in what MFS believes to be the best long-term economic interests of its clients.

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all votes are cast in the best long-term economic interest of its clients.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where ballots are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS identifies and evaluates a potentially concerning executive compensation issue in relation to an advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst for proposals relating to a merger, an acquisition, a sale of company assets or other similar transactions (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

1.	Compare the name of the issuer of such ballot or the name of the shareholder (if identified in the proxy materials) making such proposal against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

2.	If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

3.	If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee (with the participation of MFS’ Conflicts Officer) will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

4.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic

1 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer or whether other MFS clients hold an interest in the company that is not entitled to vote at the shareholder meeting (e.g., bond holder).

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interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director/trustee of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (c) above regardless of whether the portfolio company appears on our Significant Distributor and Client List. In doing so, the MFS Proxy Voting Committee will adhere to such procedures for all Non-Standard Votes at the company’s shareholder meeting at which the director nominee is standing for election.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that a client instruction is unavailable pursuant to the recommendations of Institutional Shareholder Services, Inc.’s (“ISS”) benchmark policy, or as required by law. Likewise, if an MFS client has the right to vote on a matter submitted to shareholders by a public company for which an MFS Fund director/trustee serves as an executive officer, MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that client instruction is unavailable pursuant to the recommendations of ISS or as required by law.

Except as described in the MFS Fund’s Prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS (excluding those vehicles for which MFS’ role is primarily portfolio management and is overseen by another investment adviser), MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.2

3.	Review of Policy

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. The MFS Proxy Voting Policies and Procedures are reviewed by the Proxy Voting Committee annually. From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS’ sole judgment.

OTHER ADMINISTRATIVE MATTERS & USE OF PROXY ADVISORY FIRMS

1.	Use of Proxy Advisory Firms

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are inputted into the Proxy Administrator’s system by an MFS holdings data-feed. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator and/or MFS may contact the client’s custodian requesting the reason as to why a ballot has not been received. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

MFS also receives research reports and vote recommendations from proxy advisory firms. These reports are only one input among many in our voting analysis, which includes other sources of information such as proxy materials, company engagement discussions, other third-party research and data. MFS has due diligence procedures in place to help ensure that the research we receive from our proxy advisory firms is materially accurate and that we address any material conflicts of interest involving these proxy advisory firms. This due diligence includes an analysis of the adequacy and quality of the advisory firm staff, its conflict of interest policies and procedures

2 MFS Fund Distributors, Inc. (“MFD”), the principal underwriter of each series of the MFS Active Exchange Traded Funds Trust (each series, an “MFS Active ETF” and collectively, the “MFS Active ETFs”), has been appointed by each authorized participant with authority to vote such participant’s shares of each MFS Active ETF on any matter submitted to a vote of the shareholders of the MFS Active ETF. If an MFS Active ETF submits a matter to a shareholder vote, MFD will vote (or abstain from voting) an authorized participant’s shares in the same proportion as the other shareholders of the MFS Active ETF. If there are no other shareholders in the MFS Active ETF, MFS will vote in what MFS believes to be in the MFS Active ETF’s best interest.

In addition, in the event MFS or an MFS subsidiary hold shares of an MFS Fund (including an MFS Active ETF) as seed money and the MFS Fund submits a matter to a shareholder vote, MFS or the MFS subsidiary, as the case may be, will vote (or abstain from voting) its shares in the same proportion as the other shareholders of the MFS Fund. If there are no other shareholders in the MFS Fund, MFS or the MFS subsidiary, as the case may be, will vote in what MFS believes to be in the MFS Fund’s best interest.

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and independent audit reports. We also review the proxy policies, methodologies and peer-group-composition methodology of our proxy advisory firms at least annually. Additionally, we also receive reports from our proxy advisory firms regarding any violations or changes to conflict of interest procedures.

2.	Analyzing and Voting Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. In these circumstances, if the Proxy Administrator, based on MFS’ prior direction, expects to vote against management with respect to a proxy matter and MFS becomes aware that the issuer has filed or will file additional soliciting materials sufficiently in advance of the deadline for casting a vote at the meeting, MFS will consider such information when casting its vote. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. In analyzing all proxy matters, MFS uses a variety of materials and information, including, but not limited to, the issuer’s proxy statement and other proxy solicitation materials (including supplemental materials), our own internal research and research and recommendations provided by other third parties (including research of the Proxy Administrator). As described herein, MFS may also determine that it is beneficial in analyzing a proxy voting matter for members of the Proxy Voting Committee or its representatives to engage with the company on such matter. MFS also uses its own internal research, the research of Proxy Administrators and/or other third party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company’s business or its shareholders, (ii) environmental, social and governance proposals that warrant further consideration, or (iii) circumstances in which a company is not in compliance with local governance or compensation best practices. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

For certain types of votes (e.g., mergers and acquisitions, proxy contests and capitalization matters), MFS’ Stewardship Team will seek a recommendation from the MFS investment analyst that is responsible for analyzing the company and/or portfolio managers that holds the security in their portfolio. For certain other votes that require a case-by-case analysis per these policies (e.g., potentially excessive executive compensation issues, or certain shareholder proposals), the Stewardship Team will likewise consult with MFS investment analysts and/or portfolio managers.3 However, the MFS Proxy Voting Committee will ultimately be responsible for the manner in which all ballots are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee and makes available on-line various other types of information so that the MFS Proxy Voting Committee or its representatives may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a “record date” to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

3.	Securities Lending

From time to time, certain MFS Funds may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

4.	Potential impediments to voting

In accordance with local law or business practices, some companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be

3 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

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“unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best-efforts basis in the context of the guidelines described above.

ENGAGEMENT

As part of its approach to stewardship MFS engages with companies in which it invests on a range of priority issues. Where sufficient progress has not been made on a particular issue of engagement, MFS may determine a vote against management may be warranted to reflect our concerns and influence for change in the best long-term economic interests of our clients.

MFS may determine that it is appropriate and beneficial to engage in a dialogue or written communication with a company or other shareholders specifically regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. This may be to discuss and build our understanding of a certain proposal, or to provide further context to the company on our vote decision.

A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or Stewardship Team in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. For further information on requesting engagement with MFS on proxy voting issues or information about MFS’ engagement priorities, please contact proxyteam@mfs.com.

RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee and other MFS employees. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”); (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Firm-wide Voting Records

MFS also publicly discloses its firm-wide proxy voting records on a quarterly basis.

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Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regard to environmental, social or governance issues.

PIMCO

Proxy Voting Policy

Effective Date:	August 2003
Revised Date:	May 2007
May 2010
October 2012
June 2014
November 2017
April 2020
April 2025

Policy

It is PIMCO’s policy (the “Policy”) to exercise any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority consistent with PIMCO’s fiduciary obligations and applicable law.1PIMCO will vote proxies2 in accordance with this Policy and the relevant procedures related to proxy voting for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies.3 PIMCO will adhere to its fiduciary obligations for any proxies it has the authority to vote on behalf of its clients.

A.	General Policy Statement

The Policy is reasonably designed to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.

When considering client proxies, PIMCO may determine not to vote a proxy if it has a reasonable belief that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; (3) not taking action or affirmatively filing an abstention is in the best interest of the client account; (4) voting is not in the best interest of the client; or (5) the Legal and Compliance department. The Conflicts Committee or the Proxy Working Group has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.4

PIMCO will take reasonable steps to submit votes on behalf of clients; however, there may be operational circumstances that prevent PIMCO’s proxy vote elections from being processed.

B.	Conflicts of Interest

1.	Identification of Conflicts of Interest

Actual or potential conflicts of interest could arise when PIMCO votes client proxies, including but not limited to: (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a PM/Analyst responsible for voting a proxy has a personal5 or business relationship unrelated to PIMCO’s current business with the issuer; and (iii) if PIMCO clients have divergent interests in the proxy vote.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving or mitigating them as described in this Policy.

Furthermore, an independent industry service provider (“ISP”) that PIMCO retains may have its own conflicts of interest in connection with the proxy research and voting recommendations it provides. Before voting a client proxy, each PM/Analyst will evaluate any disclosed conflicts of interest identified by the ISP to PIMCO.

1 Voting or consent rights shall not include matters that are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.

2 Proxies generally describe corporate action-consent rights (relative to fixed income securities) and proxy voting ballots (relative to fixed income or equity securities) as determined by the issuer or custodian.

3 PIMCO generally will not, however, vote proxies subject to securities lending arrangements directed by clients unless PIMCO accepts express contractual authority over the client’s securities lending activities and this authority includes the ability to recall loaned securities.

4 This includes instances when PIMCO does not have proxy voting authority under applicable provisions of relevant investment management agreements for retail separately managed accounts, and/or PIMCO is prohibited from taking action on a proxy voting matter due to applicable global economic sanctions that restrict investment decisions with respect to a particular issuer or company.

5 Personal relationships include employee and immediate family member interests with an issuer.

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Each PM/Analyst has a duty to disclose to the Legal and Compliance department any known potential or actual conflicts of interest relevant to a proxy vote prior to voting. If no potential or actual conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM/Analyst in good faith and in the best interests of the client. If a potential or actual conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the procedures described in section 2, below, shall be followed.

2.	Resolution of Potential/Identified Conflicts of Interest

Equity Securities.6 PIMCO has retained ISP7 to provide research and voting recommendations for proxies relating to Equity Securities in accordance with the ISP’s guidelines. Such research and voting recommendations are provided to the PM/Analyst who is responsible for voting on a proxy on behalf of each client. Each PM/analyst is responsible for evaluating and voting proxies based on such information determined to be relevant to the proxy vote. By following the guidelines of an ISP, PIMCO seeks to mitigate potential conflicts of interest the firm may have with respect to proxies covered by the ISP.

PIMCO will follow the recommendations of the ISP unless: (i) the ISP does not provide a voting recommendation; or (ii) a PM/Analyst decides to override the ISP’s voting recommendation. In each case as described above, the Legal and Compliance department will review each proxy to determine whether an actual or potential conflict of interest, exists. When the ISP does not provide a voting recommendation, the relevant PM/Analyst will make a determination regarding how, or if, the proxy will be voted by completing required documentation. In each case, the determination will be made in the client’s best interest and consistent with PIMCO’s fiduciary duties.

Fixed Income Securities. Fixed income securities can be processed as proxy ballots or corporate action-consents at the discretion of the issuer/ custodian. When processed as proxy voting ballots, the ISP generally does not provide a voting recommendation and their role is limited to election processing and recordkeeping. In such instances, any elections would follow the standard process discussed above for Equity Securities.

When processed as corporate action-consents, the Legal and Compliance department will review election forms to determine whether an actual or potential conflict of interest, exists with respect to the PM’s consent election. PIMCO’s Credit Research and Portfolio Management Groups are responsible for issuing recommendations on how to vote proxy ballots and corporate action-consents (collectively referred to herein as proxies) with respect to fixed income securities.

Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests (which may include, but are not limited to, divergent investment strategies or objectives), the applicable PM/Analyst may vote the proxy as follows:

•	If the conflict exists between the accounts of one or more PMs/Analysts on the one hand, and accounts of one or more different PMs/Analysts on the other, each PM/Analyst (if the conflict does not also exist among the PM’s/Analyst’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

•	If the conflict exists among the accounts of a PM/Analyst, the PM/Analyst shall vote the proxies in the best interest of each client and should be prepared to respond to inquiries regarding proxy decisions. Each PM/Analyst has the discretion to escalate questions regarding divergent interests to the head of the PM’s desk, Operations or the Legal and Compliance department as necessary.

Affiliated Fund Considerations

PIMCO will vote client (including ERISA account) proxies relating to an underlying PIMCO-affiliated fund in accordance with the offering or other disclosure, or governing documents or any applicable contract for the client holding shares of the underlying PIMCO-affiliated fund. Where such documents are silent on the issue, PIMCO will generally vote client proxies relating to an underlying PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds, or by applying other appropriate methods in the Policy,8 unless such practice is prohibited by law, regulation, or the contractual arrangements between the account and PIMCO.

The ISP may make voting recommendations for proxies relating to PIMCO-affiliated fund shares in accordance with the ISP guidelines. PIMCO may, as an alternative to “echo” or “mirror” voting, determine, in its sole discretion, to resolve a conflict of interest with respect to a client holding such PIMCO-affiliated fund shares by following the recommendation of the ISP. PIMCO may, in its sole discretion, elect not to follow a recommendation of the ISP relating to PIMCO-affiliated fund shares when doing so is in a particular client’s best interest and consistent with PIMCO’s fiduciary duties. In such cases, PIMCO will follow the conflict review procedures referenced above.

The term “Equity Securities” means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.

7 The ISP for Equity Securities proxy voting is Institutional Shareholder Services (“ISS”), Inc., 1177 Avenue of the Americas, 2nd Floor, New York, NY 10036.

8 “Echo” or “mirror” voting generally means that PIMCO will vote shares held by the client in the same proportion as all other third-party shareholders of the underlying PIMCO-affiliated fund. If only clients for which PIMCO retains proxy voting discretion are expected to vote on a matter for the underlying PIMCO-affiliated fund and such clients are voting on a similar matter as the underlying PIMCO-affiliated fund, then the clients will vote their shares of the underlying PIMCO-affiliated fund in the same proportion as the clients’ third-party shareholders voted shares of the client on the matter. If only clients for which PIMCO retains proxy voting discretion are expected to vote on a matter for the underlying PIMCO-affiliated fund and such clients are not voting on a similar matter, then such clients will seek to vote in the same proportion as the third-party shareholders of the trust or other entity of which the underlying PIMCO-affiliated fund is a series.

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3.	Escalation of Conflicts of Interest

Direct Resolution by the Proxy Working Group. PIMCO may leverage a Working Group to assist in the evaluation and resolution of potential conflicts of interest. When a conflict is brought to the Working Group for resolution, the Working Group will seek to mitigate the actual or potential conflict in the best interest of clients. In considering the manner in which to mitigate a conflict of interest, the Working Group may take into account various factors, including but not limited to:

•	The extent and nature of the actual or potential conflict of interest;

•	If the client is a fund, whether it has an independent body (such as a board of directors) where it may be appropriate to give guidance to PIMCO;

•	The nature of the relationship of the issuer with the PM/Analyst or PIMCO (if any);

•	Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision or actions; and

•	Whether the direction of the proposed vote would appear to benefit the PM/Analyst (including any personal relationship), PIMCO, a related party or another PIMCO client.

The Working Group Protocol. To facilitate the efficient resolution of conflicts of interest, the Working Group may establish a protocol (the “Working Group Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods are consistent with this Policy. Generally, once a protocol has been established for a certain type of conflict all conflicts of that type will be resolved pursuant to the protocol. The Working Group may elect to meet and review proxy related matters in lieu of establishing a protocol.

PIMCO Conflicts Committee. The Working Group in its discretion may escalate potential conflicts of interest to the firm wide Conflicts Committee for review on an as needed basis.

The Legal and Compliance department will record the manner in which each such conflict is resolved.

C.	ISP Oversight

Consistent with its fiduciary obligations, PIMCO will perform periodic due diligence and oversight of and ISP engaged to provide PIMCO with proxy voting research and recommendations. PIMCO’s due diligence and oversight process includes, but is not limited to, the evaluation of: i) the ISP’s operational processes and ability to provide proxy voting research and recommendations9 and ii) the ISP’s compliance program.

D.	Delegation of Proxy Voting Authority

Sub-Adviser Engagement. As an investment manager, PIMCO may exercise its discretion to engage a sub-adviser to provide portfolio management services to certain PIMCO-affiliated funds. Consistent with its management responsibilities, the Sub-Adviser may assume the authority for voting proxies on behalf of PIMCO for these funds. Sub-Advisers may utilize third parties to perform certain services related to their portfolio management responsibilities. As a fiduciary, where a sub-adviser exercises voting authority, PIMCO will maintain oversight of the investment management responsibilities (which may include proxy voting) performed by the Sub-Adviser and contracted third parties.

E.	Reporting and Disclosure Requirements and the Availability of Proxy Voting Records[10]

For each U.S. registered investment company (“fund”) that PIMCO sponsors and manages, PIMCO will seek to ensure that the proxy voting record for the twelve-month period ending June 30 is properly reported on Form N-PX, which is filed with the SEC no later than August 31 of each year. PIMCO will also seek to ensure that each fund states in its Statement of Additional Information (“SAI”) (or, with respect to Private Account Portfolio Series of PIMCO Funds (“PAPS Portfolios”), the Offering Memorandum Supplement) and its Form N-CSR and N-CSRS report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30 is available without charge through the fund’s website and on the SEC’s website. PIMCO’s Americas Fund, Client and Legal Operations department is responsible for ensuring that this information is posted on each fund’s website. PIMCO will seek to ensure that proper disclosure is made in each fund’s SAI (or, with respect to the PAPS Portfolios, the Offering Memorandum Supplement) and N-CSR and N-CSRS reports describing (or, in the case of N-CSR and N-CSRS reports, regarding the availability of a description of) the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities. PIMCO will make the information disclosed in each applicable fund’s most recently filed report on Form N-PX publicly available on or through the fund’s website as soon as reasonably practicable after filing the report with the SEC in accordance with applicable law.

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO or its agents will not disclose to third parties its voting intentions or how it voted a proxy on behalf of a client in order to reduce the occurrence of actual or potential conflicts of interest. However, upon request from an appropriately authorized individual, PIMCO will disclose to PIMCO-named affiliates, its clients or an entity delegating voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a summary thereof: (i) in PIMCO’s Part 2 of Form ADV; or (ii) any other means as determined

9 This includes the adequacy and quality of the ISP’s operational infrastructure as it relates to its process for seeking timely input from issuers and its voting methodologies.

10 For each Canadian mutual fund under NI 81-102 (“fund”) that PIMCO Canada sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 is properly disclosed on the PIMCO Canada website no later than August 31 of each year.

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by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

F.	Records

PIMCO or its agent (e.g., IMS West or the ISP) will maintain proxy voting records in accordance with PIMCO’s Records Management Policy.

PLFA

PROXY VOTING POLICY

Policy Summary:

PLFA must take reasonable care to ensure proxy voting rights are properly and timely exercised. PLFA retains proxy voting authority with respect to all voting securities purchased for its clients, including the funds it directly manages. This Proxy Voting Policy is designed to ensure that all proxies received are voted in the best interest of clients and in accordance with its duties and the requirements of all applicable regulations.

Legal Summary:

Rule 206(4)-6 under the Advisers Act requires an investment adviser that exercises voting authority over client proxies to adopt proxy voting policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, describes how the advisor addresses material conflicts of interest when voting, discloses to clients how they can obtain information on how securities were voted, and describes proxy voting policies and procedures to clients.

Policies and Procedures:

This Policy addresses proxy voting for voting securities held by Funds of Pacific Select Fund (“Funds”) that: (i) are directly managed by PLFA (the “Direct Funds”) or (ii) are operated by PLFA as fund-of-funds (the “Fund of Funds”). Because most of the Funds for which PLFA serves as investment adviser utilize sub-advisers that are contractually responsible for proxy voting, PLFA does not typically vote proxies on behalf of its Fund clients. However, as there is the possibility that a Direct Fund or a Fund of Funds could hold instruments with potential proxy voting (such as cash sweep vehicles1 and Exchange Traded Funds) and underlying funds in which the Fund of Funds invest are expected to solicit proxies from time to time, this Policy has been implemented to address those instances.

Process for Voting:

Proxies are generally received by PLFA Compliance for holdings of the Direct Funds and Fund of Funds, either through electronic notifications using the custodian’s proxy management system or pursuant to a proxy ballot received (electronically or physically) from the issuer, the custodian or others. PLFA Compliance will review the proxy materials received and for each individual ballot item contained in a proxy determine whether to:

•	vote in accordance with the Proxy Guidelines of this Policy;

•	abstain from voting;

•	seek the advice of others for their recommendation;

•	forward the proxy to the CCO and/or General Counsel for review due to an identified conflict; or

•	take such other actions as deemed necessary.

Proxy Guidelines:

A.	Direct Funds

In determining how to vote proxy issues for any Direct Fund, PLFA Compliance will review the following Proxy Guidelines in an attempt to vote proxies in a manner intended to protect and enhance the economic value of the securities held in the Direct Funds so that proxies are voted in the best interests of its clients.

Proxy proposals generally fall into one of the following three categories, as determined by PLFA Compliance: routine matters, Environmental, Social and Governance (“ESG”) matters, and business proposals.

•	PLFA will generally vote in-line with the recommendations of management on routine, standard or non-controversial items unless otherwise warranted following a review of the issues involved. Routine matters are defined as those which do not change the structure, by-laws, or operations of the corporation.

•	For ESG matters — PLFA will generally support the recommendations of management on ESG issues where acceptable efforts are made by the issuers and those efforts are not financially detrimental to clients. PLFA believes the burden of environmental, social and governance responsibilities rests with the issuer’s management and not PLFA. Examples of ESG matters that appear

1 For Pacific Select Fund, PLFA utilizes overnight repurchase agreements (non-voting securities) for cash positions.

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in proxy proposals could be issuer adopting a policy to reduce greenhouse gas emissions, on climate change or a policy on human rights.

•	PLFA will generally vote in favor of business proposals as long as the client position or value is either preserved or enhanced, as determined by PLFA Compliance in consultation with the PLFA Investment Committee in connection with their assessment of particular facts and circumstances. Business proposals are resolutions that change the status of the corporation, its individual securities, or the ownership status of those securities. Examples include stock splits/increases, amending by-laws/articles of incorporation, and mergers.

B.	Fund of Funds

In determining how to vote proxies for any Fund of Fund, PLFA will adhere to the Fund of Fund Guidelines listed in Exhibit A of the Funds’ Proxy Voting Policy, as in effect at that time. PLFA Compliance will apply those guidelines to proxy matters presented by underlying funds so that proxies are voted in accordance with those guidelines.

• For ESG fund of funds – If requested by an ESG Underlying Fund, the PLFA Investment Committee will consider environmental, social and governance issues on a case-by-case basis, keeping in mind the best long term interest of clients.

C.	All Funds to which this Policy Applies

If PLFA Compliance determines that it is not clear how the Proxy Guidelines apply to a specific proxy vote, or believes it is in the best interest of clients to vote contrary to a guideline, the ballot will be escalated to the PLFA Investment Committee for review and final voting determination.

Potential Conflicts of Interest:

The CCO and/or General Counsel review and address proxies brought to their attention that raise a potential conflict of interest, taking reasonable measures to determine the materiality of the conflict and to attempt to resolve the conflict in the best interest of clients.

A potential conflict of interest may exist when PLFA is presented with a proxy for an issuer with whom PLFA (or its affiliates) also maintains a material business relationship, or where the issuer (or its senior management) has a personal or business relationship with PLFA personnel. Conflicts based on business relationships or dealings with affiliates of PLFA will only be considered to the extent that PLFA has actual knowledge of such business relationships. PLFA employees are periodically reminded of their obligation to be aware of the potential for conflicts of interest with respect to voting proxies both as a result of their personal relationships or business relationships, and to report potential conflicts of interest to the attention of senior management of PLFA (who, in turn, will discuss with the CCO and/or General Counsel when applicable to proxy voting).

The CCO and/or General Counsel will determine whether an identified conflict of interest is considered to be material or non-material. A conflict of interest will generally be considered to be material to the extent that it is determined that such conflict is likely to influence, or appears to influence, PLFA’s decision-making in voting that proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A record of all determinations of materiality will be maintained.

Conflicts that have been identified as non-material conflicts will be voted in accordance with the Proxy Guidelines contained in this Policy. When a conflict is determined to be material, the following non-exclusive list of options will be considered to ensure that the proxy voting decision is based upon the best interest of clients and that the final voting decision is not a product of the material conflict:

1.	vote strictly in accordance with the Proxy Guidelines of this Policy, if doing so involves little or no discretion;

2.	if possible, erect information barriers around the impacted person or persons sufficient to insulate the voting determination from the conflict;

3.	seek a voting recommendation from an independent third party;

4.	abstain from voting; or

5.	resolve the conflict in such other manner as the CCO and/or General Counsel Committee believes is appropriate.

Abstaining from Voting:

In the majority of instances, PLFA will be able to vote proxies successful and timely. However, in certain circumstances PLFA may choose to not vote a ballot (or cast a vote of “Abstain”) where it is unable or unwilling to vote because of legal or operational difficulties, timing issues, or because PLFA believes the administrative burden and/or associated costs with voting exceed any anticipated benefits of voting. In making this determination, PLFA will consider various factors, including but not limited to:

•	When the cost of voting the proxies outweighs the benefits or is otherwise impractical;

•	When voting would give rise to a material conflict that cannot be timely resolved;

•	When securities are on loan, to the extent that it is not feasible and practical to recall the securities for voting under the circumstances and where the expected benefit to voting such shares outweighs the detriment (including lost revenue) of recalling such shares;

•	When proxy materials are not received with sufficient time and/or with enough information to make an informed voting decision;

•	Where in-person attendance is required in order to vote;

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•	Where there are international constraints for timing and meeting voting deadlines, including translation costs or retaining local powers of attorney; or

•	Where voting restrictions are imposed upon foreign securities, including those in “share-blocking” countries (share-blocking imposes a temporary suspension of the ability to trade a security, usually for a period of time in proximity to its shareholder meeting).

While all such proxies will attempt to be voted on a best efforts basis, any proxies that PLFA intentionally chooses to abstain from voting will be documented along with the rationale.

Effective Date:

June 26, 2024

Revision History:

April 17, 2023

May 1, 2022

January 1, 2021

April 1, 2020

Adopted November 28, 2017

PGI and PRINCIPAL REI

Proxy Voting Policy

Effective March 2024

Introduction

Principal Global Investors, LLC1 (doing business as Principal Asset Management) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). As a registered investment adviser, Principal Asset Management has a fiduciary duty to act in the best interests of its clients. Principal Asset Management recognizes that this duty requires it to vote client securities, for which it has voting power on the applicable record date, in a timely manner and make voting decisions that are in the best interests of its clients. This document, the Principal Asset Management Proxy Voting Policies and Procedures (the “Policy”), is intended to comply with the requirements of the Investment Advisers Act of 1940, the Investment Company Act of 1940 and the Employee Retirement Income Security Act of 1974 applicable to the voting of the proxies of both US and non- US issuers on behalf of clients of Principal Asset Management who have delegated such authority and discretion.

Relationship between Investment Strategy, Sustainable Investing and Proxy Voting

Principal Asset Management has a fiduciary duty to make investment decisions that are in its clients’ best interests by maximizing the value of their shares. Proxy voting is an important part of this process through which Principal Asset Management can support strong corporate governance structures, shareholder rights and transparency.

Principal Asset Management also believes a company’s positive environmental and social practices may influence the value of the company, with a goal of leading to long-term shareholder value. Principal Asset Management may take these factors into consideration, alongside other non-sustainability factors, when voting proxies in its effort to seek the best outcome for its clients. We consider disclosure a useful resource in determining risks and seek to balance these disclosures with the practice and views of management. Principal Asset Management believes that the integrated consideration of sustainable investment practices may help identify sources of risk that could erode the long-term investment results it seeks on behalf of its clients. From time to time, Principal Asset Management may work with various sustainability-related organizations to engage issuers or advocate for greater levels of disclosure.

Roles and Responsibilities

Role of the Proxy Voting Committee

Principal Asset Management Proxy Voting Committee (the “Proxy Voting Committee”) shall (i) oversee the voting of proxies and the Proxy Advisory Firm, (ii) where necessary, make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with the Policy, (iv) review the business practices of the Proxy Advisory Firm and (v) evaluate, maintain, and review the Policy on an annual basis. The Proxy Voting Committee is comprised of representatives of each investment team and a representative from Principal Asset Management Risk, Legal, Operations, and Compliance will be available to advise the Proxy Voting Committee but are non-voting members. The Proxy Voting Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Policy and may designate personnel to instruct the vote on proxies on behalf the Principal Asset Management clients (collectively, “Authorized Persons”). The Proxy Voting Committee shall meet at least four times per year, and as necessary to address special situations.

1 These policies and procedures apply to Principal Global Investors, LLC, Principal Real Estate Investors, LLC, Principal Global Investors (Hong Kong) Limited and any affiliates which have entered into participating affiliate agreements with the aforementioned managers. Principal Global Investors, LLC (“PGI”) began using Principal Asset Management (“Principal AM”) as a DBA (doing business as) name and PGI will be referenced throughout this document as Principal AM (or “the Firm”). While Principal AM may include other entities, this Charter refers specifically to PGI and Principal Real Estate.

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Role of Portfolio Management

While the Proxy Voting Committee establishes the Guidelines and Procedures, the Proxy Voting Committee does not direct votes for any client except in certain cases where a conflict of interest exists. Each investment team is responsible for determining how to vote proxies for those securities held in the portfolios their team manages. While investment teams generally vote consistently with the Guidelines, there may be instances where their vote deviates from the Guidelines. In those circumstances, the investment team will work within the Exception Process. In some instances, the same security may be held by more than one investment team. In these cases, Principal Asset Management may vote differently on the same matter for different accounts as determined by each investment team.

Proxy Voting Guidelines

The Proxy Voting Committee, on an annual basis, or more frequently as needed, will direct each investment team to review draft proxy voting guidelines recommended by the Committee (“Draft Guidelines”). The Proxy Voting Committee will collect the reviews of the Draft Guidelines to determine whether any investment teams have positions on issues that deviate from the Draft Guidelines. Based on this review, Principal Asset Management will adopt proxy voting guidelines. Where an investment team has a position which deviates from the Draft Guidelines, an alternative set of guidelines for that investment team may be created. Collectively, these guidelines will constitute the current Proxy Voting Guidelines of Principal Asset Management and may change from time to time (the “Guidelines”). The Proxy Voting Committee has the obligation to determine that, in general, voting proxies pursuant to the Guidelines is in the best interests of clients.

There may be instances where proxy votes will not be in accordance with the Guidelines. Clients may instruct Principal Asset Management to utilize a different set of guidelines, request specific deviations, or directly assume responsibility for the voting of proxies. In addition, Principal Asset Management may deviate from the Guidelines on an exception basis if the investment team or Principal Asset Management has determined that it is the best interest of clients in a particular strategy to do so, or where the Guidelines do not direct a particular response and instead list relevant factors. Any such a deviation will comply with the Exception Process which shall include a written record setting out the rationale for the deviation.

The subject of the proxy vote may not be covered in the Guidelines. In situations where the Guidelines do not provide a position, Principal Asset Management will consider the relevant facts and circumstances of a particular vote and then vote in a manner Principal Asset Management believes to be in the clients’ bests interests. In such circumstance, the analysis will be documented in writing and periodically presented to the Proxy Voting Committee. To the extent that the Guidelines do not cover potential voting issues, Principal Asset Management may consider the spirit of the Guidelines and instruct the vote on such issues believed to be in the best interests of the client.

Use of Proxy Advisory Firms

Principal Asset Management has retained one or more third-party proxy service provider(s) (the “Proxy Advisory Firm”) to provide recommendations for proxy voting guidelines, information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom Principal Asset Management has proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although Principal Asset Management has retained the Proxy Advisory Firm for Proxy Voting Services, the entity remains responsible for proxy voting decisions. Principal Asset Management has designed the Policy to oversee and evaluate the Proxy Advisory Firm, including with respect to the matters described below, to support its voting in accordance with this Policy.

Oversight of Proxy Advisory Firms

Prior to the selection of any new Proxy Advisory Firm and annually thereafter or more frequently if deemed necessary by Principal Asset Management, the Proxy Voting Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of Principal Asset Management’s clients, and consistent with its voting policies. Such considerations may include, depending on the Proxy Voting Services provided, the following: (i) periodic sampling of votes pre-populated by the Proxy Advisory Firm’s systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by Principal Asset Management are being followed; (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to Principal Asset Management; (iii) a review of those aspects of the Proxy Advisory Firm’s policies, procedures, and methodologies for formulating voting recommendations that Principal Asset Management considers material to Proxy Voting Services, including factors considered, with a particular focus on those relating to identifying, addressing and disclosing potential conflicts of interest (including potential conflicts related to the provision of Proxy Voting Services, activities other than Proxy Voting Services, and those presented by affiliation such as a controlling shareholder of the Proxy Advisory Firm) and monitoring that materially current, accurate, and complete information is used in creating recommendations and research; (iv) requiring the Proxy Advisory Firm to notify Principal Asset Management if there is a substantive change in the Proxy Advisory Firm’s policies and procedures or otherwise to business practices, including with respect to conflicts, information gathering and creating voting recommendations and research, and reviewing any such change(s); (v) a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, issuers, the Proxy Advisory Firm’s clients and other third-party information sources; (vi) assessing how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote; (vii) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken; and (viii) assessing whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process. In evaluating the Proxy Advisory Firm,

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Principal Asset Management may also consider the adequacy and quality of the Proxy Advisory Firm’s staffing, personnel, and/or technology.

Procedures for Voting Proxies

To increase the efficiency of the voting process, Principal Asset Management utilizes the Proxy Advisory Firm to act as its voting agent for its clients’ holdings. Issuers initially send proxy information to the clients’ custodians. Principal Asset Management instructs these custodians to direct proxy related materials to the Proxy Advisory Firm. The Proxy Advisory Firm provides Principal Asset Management with research related to each resolution. Principal Asset Management analyzes relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with the Guidelines. A client may direct Principal Asset Management to vote for such client’s account differently than what would occur in applying the Policy and the Guidelines. Principal Asset Management may also agree to follow a client’s individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations. Principal Asset Management seeks to vote (or refrain from voting) proxies for its clients in a manner determined to be in their best interests, which may include both considering both the effect on the value of the client’s investments and ESG factors. In some cases, Principal Asset Management may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. Principal Asset Management may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Principal Asset Management, exceed the expected benefits of voting to the client.

Procedures for Proxy Issues within the Guidelines

Where the Guidelines address the proxy matter being voted on, the Proxy Advisor Firm will generally process all proxy votes in accordance with the Guidelines. The applicable investment team may provide instructions to vote contrary to the Guidelines in their discretion and with sufficient rationale documented in writing to seek to maximize the value of the client’s investments or is otherwise in the client’s best interest. This rationale will be submitted to Principal Asset Management Compliance to approve and once approved administered by Principal Asset Management Operations. This process will follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which Principal Asset Management exercises voting authority. In certain cases, a client may have elected to have Principal Asset Management administer a custom policy which is unique to the Client. If Principal Asset Management is also responsible for the administration of such a policy, in general, except for the specific policy differences, the procedures documented here will also be applicable, excluding reporting and disclosure procedures.

Procedures for Proxy Issues Outside the Guidelines

To the extent that the Guidelines do not cover potential voting issues, the Proxy Advisory Firm will seek direction from Principal Asset Management. Principal Asset Management may consider the spirit of the Guidelines and instruct the vote on such issues in a manner believed to be in the best interests of the client. Although this not an exception to the Guidelines, this process will also follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which Principal Asset Management exercises voting discretion, which shall include instances where issues fall outside the Guidelines.

Securities Lending

Some clients may have entered into securities lending arrangements with agent lenders to generate additional revenue. If a client participates in such lending, the client will need to inform Principal Asset Management as part of their contract with Principal Asset Management if they require Principal Asset Management to take actions in regard to voting securities that have been lent. If not commemorated in such agreement nor dictated by regulatory requirements, Principal Asset Management will not recall securities and as such, they will not have an obligation to direct the proxy voting of lent securities.

In the case of lending, Principal Asset Management maintains one share for each company security out on loan by the client. Principal Asset Management will vote the remaining share in these circumstances.

In cases where Principal Asset Management does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Principal Asset Management) prior to the proxy-voting deadline, Principal Asset Management or the Proxy Advisory Firm may be unable to vote.

Regional Variances in Proxy Voting

Principal Asset Management utilizes the Policy and Guidelines for both US and non-US clients, and there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, we make reasonable efforts to vote most proxies and follow a similar process to those in the U.S. However, in some cases it may be both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. In certain instances, it may

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be determined by Principal Asset Management that the anticipated economic benefit outweighs the expected cost of voting. Principal Asset Management intends to make their determination on whether to vote proxies of non-U.S. companies on a case-by-case basis. In doing so, Principal Asset Management shall evaluate market requirements and impediments, including the difficulties set forth above, for voting proxies of companies in each country. Principal Asset Management periodically reviews voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect Principal Asset Management’s determinations and procedures.

Conflicts of Interest

Principal Asset Management recognizes that, from time to time, potential conflicts of interest may exist. In order to avoid any perceived or actual conflict of interest, the procedures set forth below have been established for use when Principal Asset Management encounters a potential conflict to ensure that its voting decisions are based on maximizing shareholder value and are not the product of a conflict.

Addressing Conflicts of Interest – Exception Process

Prior to voting contrary to the Guidelines, the relevant investment team must complete and submit a report to Principal Asset Management Compliance setting out the name of the security, the issue up for vote, a summary of the Guidelines’ recommendation, the vote changes requested and the rational for voting against the Guidelines’ recommendation. The member of the investment team requesting the exception must attest to compliance with Principal’s Code of Conduct and the has an affirmative obligation to disclose any known personal or business relationship that could affect the voting of the applicable proxy. Principal Asset Management Compliance will approve or deny the exception in consultation, if deemed necessary, with the Legal.

If Principal Asset Management Compliance determines that there is no potential material conflict exists, the Guidelines may be overridden. If Principal Asset Management Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee. The Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual material conflict and decide by a majority vote as to how to vote the proxy – i.e., whether to permit or deny the exception.

In considering the proxy vote and potential material conflict of interest, the Proxy Voting Committee may review the following factors:

•	The percentage of outstanding securities of the issuer held on behalf of clients by Principal Asset Management;

•	The nature of the relationship of the issuer with the Principal Asset Management, its affiliates or its executive officers;

•	Whether there has been any attempt to directly or indirectly influence the investment team’s decision;

•	Whether the direction of the proposed vote would appear to benefit Principal Asset Management or a related party; and/or

•	Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

To further address potential conflicts of interest for any proxy votes specific to Principal Financial Group common stock, the exception process is not applicable. In the case of any proprietary electronically traded funds (“ETF”s), mutual funds or other comingled proprietary vehicles, PGI will vote in the same proportion as all other voting shareholders of the underlying fund/vehicle, which is referred to as echo voting, and the exception process is not applicable If echo voting is not available or operationally feasible, PGI may abstain from voting.

In the event that the Proxy Advisor Firm itself has a conflict and thus is unable to provide a recommendation, the investment team may vote in accordance with the recommendation of another independent service provider, if available. If a recommendation from an independent service provider other than the Proxy Advisor Firm is not available, the investment team will follow the Exception Process. Principal Asset Management Compliance will review the form and if it determines that there is no potential material conflict mandating a voting recommendation from the Proxy Voting Committee, the investment team may instruct the Proxy Advisory Firm to vote the proxy issue as it determines is in the best interest of clients. If Principal Asset Management Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee for consideration as outlined above.

Availability of Proxy Voting Information and Recordkeeping

Disclosure

Principal Asset Management publicly discloses on our website https://www.principalglobal.com/eu/about-us/responsible-investing. The interactive voting dashboard allows for dynamic disclosure of the manner in which votes were cast, including details related to (i) votes against management, (ii) abstentions, (iii) vote rationale, and (iii) voting metrics. For more information, Clients may contact Principal Asset Management for more information related to how Principal Asset Management has voted with respect to securities held in the Client’s account. On request, Principal Asset Management will provide clients with a summary of Principal Asset Management’s proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Proxy Voting Policies and Procedures upon request. Principal Asset Management will also include such information described in the preceding two sentences in Part 2A of its Form ADV.

Recordkeeping

Principal Asset Management will keep records of the following items: (i) the Guidelines, (ii) the Proxy Voting Policies and Procedures; (iii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iv) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (v) records of written client requests for proxy voting information and responses from Principal Asset Management (whether a client’s request was oral or in writing); (vi) any documents prepared by Principal Asset Management that were material to making a decision how to vote, or that memorialized the basis

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for the decision; (vii) a record of any testing conducted on any Proxy Advisory Firm’s votes; (viii) materials collected and reviewed by Principal Asset Management as part of its due diligence of the Proxy Advisory Firm; (ix) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to Principal Asset Management; and (x) the minutes of the Proxy Voting Committee meetings. All of the records referenced above will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six years. If the local regulation requires that records are kept for more than six years, we will comply with the local regulation. We maintain the vast majority of these records electronically.

Putnam

Proxy Voting Procedures

July 1, 2024

Introduction and Summary

Many of Putnam’s investment management clients have delegated to Putnam the authority to vote proxies for shares in the client accounts Putnam manages. Putnam believes that the voting of proxies can be an important tool for institutional investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. In Putnam’s view, strong corporate governance policies, most notably oversight by an independent board of qualified directors, best serve investors’ interests. Putnam will vote proxies and maintain records of voting of shares for which Putnam has proxy voting authority in accordance with its fiduciary obligations and applicable law.

Putnam’s voting policies are rooted in our views that (1) strong, independent corporate governance is important to long-term company financial performance, and (2) long-term investors’ active engagement with company management, including through the proxy voting process, strengthens issuer accountability and overall market discipline, potentially reducing risk and improving returns over time. Our voting program is offered as a part of our investment management services, at no incremental fee to Putnam, and, while there can be no guarantees, it is intended to offer potential investment benefits over a long-term horizon. Our voting policies are designed with investment considerations in mind, not as a means to pursue particular political, social, or other goals. As a result, we may not support certain proposals whose costs to the issuer (including implementation costs, practicability, and other factors), in Putnam’s view, outweigh their investment merits.

This memorandum sets forth Putnam’s policies for voting proxies. It covers all accounts for which Putnam has proxy voting authority. These accounts include the Putnam Mutual Funds1 and Putnam Exchange-Traded Funds, US and international institutional accounts and funds managed or sub-advised by The Putnam Advisory Company, LLC, Putnam Investments Limited and Putnam Fiduciary Trust Company, LLC. In addition, the policies include US mutual funds and other accounts sub-advised by Putnam Investment Management, LLC.2

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Proxy Committee

Putnam has a Proxy Committee composed of senior professionals, including from the Putnam Equity investment team and the Putnam Equity Sustainability Strategy group. The Chief Investment Officer of Putnam Equity appoints the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

1.	Reviews these procedures and the Proxy Voting Guidelines annually and approves any amendments considered to be advisable.

2.	Considers special proxy issues as they may from time to time arise.

3.	Must approve all vote overrides recommended by investment professionals.

Proxy Voting Administration

The Putnam Sustainability Strategy group administers Putnam’s proxy voting through a Proxy Voting Team. The Proxy Voting Team has the following duties:

1.	Annually prepares the Proxy Voting Guidelines and distributes them to the Proxy Committee for review.

2.	Coordinates the Proxy Committee’s review of any new or unusual proxy issues and serves as Secretary thereto.

3.	Manages the process of referring issues to portfolio managers for voting instructions.

4.	Oversees the work of any third-party vendor hired to process proxy votes (as of the date of these procedures Putnam has engaged Institutional Shareholder Services (ISS) to process proxy votes) and the process of setting up the voting process with ISS and custodial banks for new clients.

5.	Coordinates responses to investment professionals’ questions on proxy issues and proxy policies, including forwarding specialized proxy research from ISS and other vendors and forwards information to investment professionals prepared by other areas at Putnam.

1 Effective January 27, 2023, the Board of Trustees of the Putnam Mutual Funds delegated proxy voting authority to Putnam Investment Management, LLC, the investment manager to the Putnam Mutual Funds.

2 The Putnam Proxy Voting Procedures and Guidelines will apply also to certain funds and institutional and other accounts managed by Franklin Advisers, Inc. (“FAV”) but formerly managed or sub-advised by one of the Putnam adviser entities identified above, pursuant to sub-advisory agreements in effect from time to time between FAV and the relevant Putnam entity(ies).

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6.	Implements the exception process with respect to referred items on securities held solely in accounts managed by the Global Asset Allocation (“GAA”) team within Franklin Templeton Investment Solutions described in more detail in the Proxy Referral section below.

7.	Maintains required records of proxy votes on behalf of the appropriate Putnam client accounts.

8.	Prepares and distributes reports required by Putnam clients.

Proxy Voting Guidelines

Putnam maintains written voting guidelines (“Guidelines”) setting forth voting positions determined by the Proxy Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case-by-case basis. A copy of the Guidelines is available upon request.

In light of our views on the importance of issuer governance and investor engagement, which we believe are applicable across our various strategies and clients, regardless of a specific portfolio’s investment objective, Putnam will vote all proxies in accordance with the Guidelines, subject to two exceptions as follows:

1.	If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any specific case would not be in the clients’ best interests, they may request the Proxy Voting Team not to follow the guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Voting Team will review any such request with the Proxy Committee (or, in cases with limited time, with the Chair of the Proxy Committee acting on the Proxy Committee’s behalf) prior to implementing the request.

2.	Putnam may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Investment Division and the Legal and Compliance Department.

Other

1.	Putnam may elect not to vote when the security is no longer held.

2.	Putnam will abstain on items that require case-by-case review when a vote recommendation from the appropriate investment professional(s) cannot be obtained due to restrictive voting deadlines or other prohibitive operational or administrative requirements.

3.	Where securities held in Putnam client accounts, including the Putnam mutual funds, have been loaned to third parties in connection with a securities lending program administered by Putnam (through securities lending agents overseen by Putnam), Putnam has instructed lending agents to recall U.S. securities on loan to vote proxies, in accordance with Putnam’s securities lending procedures. Due to differences in non-U.S. markets, Putnam does not currently seek to recall non-U.S. securities on loan. In addition, where Putnam does not administer a client’s securities lending program, this recall policy does not apply, since Putnam generally does not have information on loan details or authority to effect recalls in those cases. It is possible that, for impracticability or other reasons, a recalled security may not be returned to the relevant custodian in time to allow Putnam to vote the relevant proxy.

4.	Putnam will make its reasonable best efforts to vote all proxies except when impeded by circumstances that are reasonably beyond its control and responsibility, such as custodial proxy voting services, in part or whole, not available or not established by a client, or custodial error.

Proxy Voting Referrals

Under the Guidelines, certain proxy matters will be referred to Portfolio Managers. The Portfolio Manager receiving the referral request may delegate the vote decision to an appropriate Analyst from among a list of eligible analysts (such list to be approved by the Chief Investment Officer of the Putnam Equity group and the Director of Equity Research for the Putnam Equity group). The Analyst will be required to make the affirmation and disclosures identified in (3) below. Normally specific referral items will be referred to the portfolio team leader (or another member of the portfolio team he or she designates) whose accounts hold the greatest number of shares of the issuer of the proxies through the Proxy Referral Administration Database. The referral request contains (1) a field that will be used by the portfolio team leader or member for recommending a vote on each referral item, (2) a field for describing any contacts relating to the proxy referral item the portfolio team may have had with any Franklin Templeton employee outside Putnam Equity or with any person other than a proxy solicitor acting in the normal course of proxy solicitation, and (3) a field for portfolio managers to affirm that they are making vote recommendations in the best interest of client accounts and have disclosed to Compliance any potential conflicts of interest relevant to their vote recommendation.

Putnam may vote any referred items on securities held solely in accounts managed by the GAA team within Franklin Templeton Investment Solutions (and not held by any other investment product team) in accordance with the recommendation of Putnam’s third- party proxy voting service provider. The Proxy Voting Team will first give the relevant portfolio manager(s) on the GAA team the opportunity to review the referred items and vote on them. If the portfolio manager(s) on the GAA team do not decide to make any active voting decision on any of the referred items, the items will be voted in accordance with the service provider’s recommendation. If the security is also held by other investment teams at Putnam Equity, the items will be referred to the largest holder who is not a member of the GAA team.

The portfolio team leader or members who have been requested to provide a recommendation on a proxy referral item will complete the referral request. Upon receiving each completed referral request from the applicable Portfolio Manager or Analyst, the Proxy Voting Team will review the completed request for accuracy and completeness, and will follow up with investment personnel as appropriate.

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Conflicts of Interest

A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with Putnam. For example, Putnam could manage a defined benefit or defined contribution pension plan for the issuer. Putnam’s policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts, the following procedures have been adopted:

1.	The Proxy Committee is composed of senior professionals, including Portfolio Managers in Putnam Equity and the Putnam Equity Sustainability Strategy group. None of these individuals or groups reports to Franklin Templeton’s marketing businesses.

2.	No Franklin Templeton employee outside Putnam Equity may contact any portfolio manager about any proxy vote without first contacting the Proxy Voting Team or a senior lawyer in the Legal and Compliance Department. There is no prohibition on employees seeking to communicate investment- related information to investment professionals except for Putnam’s restrictions on dissemination of material, non-public information. However, the Proxy Voting Team will coordinate the delivery of such information to investment professionals to avoid appearances of conflict.

3.	Investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms and must affirm that they are making vote recommendations in the best interest of client accounts and have disclosed to the Proxy Voting Team any potential conflicts of interest relevant to their vote recommendation.

4.	The Proxy Voting Team will review the name of the issuer of each proxy that contains a referral item against various sources of Putnam business relationships maintained by the Legal and Compliance Department or Client Service for potential material business relationships (i.e., conflicts of interest). For referrals, the Proxy Voting Team will complete the Proxy Voting Conflict of Interest Disclosure Form via the Proxy Referral Administration Database and will prepare a quarterly report for the Putnam Chief Compliance Officer identifying all completed Conflict of Interest Disclosure forms.

5.	Putnam’s Proxy Voting Guidelines may only be overridden with the written recommendation from a member of the Investment Division and concurrence of the Proxy Committee (or, in cases with limited time, with the Chair of the Proxy Committee on the Proxy Committee’s behalf).

Recordkeeping

The Putnam Equity Sustainability Strategy Group will retain copies of the following books and records:

1.	A copy of the Proxy Voting Procedures and Guidelines as are from time to time in effect;

2.	A copy of each proxy statement received with respect to securities in client accounts;

3.	Records of each vote cast for each client;

4.	Internal documents generated in connection with a proxy referral, such as emails, memoranda, etc.

5.	Written reports to clients on proxy voting and all client requests for information and Putnam’s response.

All records will be maintained for seven years. A proxy vendor may on Putnam’s behalf maintain the records noted in 2 and 3 above if it commits to providing copies promptly upon request.

SSGA FM

March 2025:

Introduction

At State Street Global Advisors, we take our fiduciary duties as an asset manager very seriously. Our primary fiduciary obligation to our clients is to maximize the long-term value of their investments. State Street Global Advisors focuses on risks and opportunities that may impact long-term value creation for our clients. We rely on the elected representatives of the companies in which we invest — the board of directors — to oversee these firms’ strategies. We expect effective independent board oversight of the material risks and opportunities to a firm’s business and operations. We believe that appropriate consideration of these risks and opportunities is an essential component of a firm’s long-term business strategy, and expect boards to actively oversee the management of this strategy.

Our Asset Stewardship Program

State Street Global Advisors’ Asset Stewardship Team is responsible for developing and implementing this Policy, the implementation of third-party proxy voting guidelines where applicable, case-by-case voting items, issuer engagement activities, and research and analysis of corporate governance issues and proxy voting items. The Asset Stewardship Team’s activities are overseen by our internal governance body, State Street Global Advisors’ Global Fiduciary and Conduct Committee (“GFCC”). The GFCC is responsible for reviewing State Street Global Advisors’ stewardship strategy, engagement priorities, the Policy, and for monitoring the delivery of voting objectives.

In order to facilitate the execution of our proxy votes, we retain Institutional Shareholder Services Inc. (“ISS”). We utilize ISS to: (1) act as our proxy voting agent (providing State Street Global Advisors with vote execution and administration services), (2) assist in applying the Policy, and (3) provide research and analysis relating to general corporate governance issues and specific proxy items. State Street Global Advisors does not follow the voting recommendations of any policy offered by ISS or any other proxy voting policy provider in implementing the Policy.

All voting decisions and engagement activities for which State Street Global Advisors has been given voting discretion are undertaken in accordance with this Policy, ensuring that the interests of our clients remain the sole consideration when discharging our

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stewardship responsibilities. Exceptions to this policy include the use of an independent third party to vote on State Street Corporation (“State Street”) stock and the stock of other State Street affiliated entities, to mitigate a conflict of interest of voting on our parent company or affiliated entities, and other situations where we believe we may be conflicted from voting (for example, stock of a public company for which a State Street director also serves as a director, or due to an outside business interest). In such cases, delegated third parties exercise vote decisions based on their independent voting policy.

We aim to vote at all shareholder meetings where our clients have given us the authority to vote their shares and where it is feasible to do so. However, when we deem appropriate, we may refrain from voting at meetings in cases where:

•	Power of attorney documentation is required.

•	Voting would have a material impact on our ability to trade the security.

•	Voting is not permissible due to sanctions affecting a company or individual.

•	Issuer-specific special documentation is required or various market or issuer certifications are required.

•	Certain market limitations would prohibit voting (e.g., partial/split voting prohibitions or residency restrictions).

•	Unless a client directs otherwise in so-called “share blocking” markets (markets where proxy voters have their securities blocked from trading during the period of the annual meeting).

Additionally, we are unable to vote proxies when certain custodians used by our clients do not offer proxy voting in a jurisdiction or when they charge a meeting-specific fee in excess of the typical custody service agreement.

Voting authority attached to certain securities held by State Street Global Advisors pooled funds may be delegated to an independent third party as required by regulatory or other requirements. Under such arrangements, voting will be conducted by the independent third party pursuant to its proxy voting policy and not pursuant to this Policy.

The State Street Global Advisors Proxy Voting Choice Program

In addition to the option of delegating proxy voting authority to State Street Global Advisors pursuant to this Policy, clients may alternatively choose to participate in the State Street Global Advisors Proxy Voting Choice Program (the “Proxy Voting Choice Program”), which empowers clients to direct the proxy voting of shares held by the eligible fund or segregated account they own. Clients that participate in the Proxy Voting Choice Program have the option of selecting a third-party proxy voting guideline from the policies included in the Proxy Voting Choice Program to apply to the vote of the client’s pro rata share of the securities held by the eligible fund or segregated account they own. This Policy does not apply to shares voted under the Proxy Voting Choice Program.

Securities Not Voted Pursuant to the Policy

Where clients have asked State Street Global Advisors to vote the client’s shares on their behalf, including where a pooled fund fiduciary has delegated the responsibility to vote the fund’s securities to State Street Global Advisors, State Street Global Advisors votes those securities in a unified manner, consistent with the principles described in this Policy. Exceptions to this unified voting policy are: (1) where State Street Global Advisors has made its Proxy Voting Choice Program available to its separately managed account clients and investors within a fund managed by State Street Global Advisors, in which case a pro rata portion of shares held by the fund or segregated account attributable to clients who choose to participate in the Proxy Voting Choice Program will be voted consistent with the third-party proxy voting guidelines selected by the clients, (2) where a pooled investment vehicle managed by State Street Global Advisors utilizes a third party proxy voting guideline as set forth in that fund’s organizational and/or offering documents, and (3) where voting authority with respect to certain securities held by State Street Global Advisors pooled funds may be delegated to an independent third party as required by regulatory or other requirements. With respect to such funds and separately managed accounts utilizing third-party proxy voting guidelines, the terms of the applicable third-party proxy voting guidelines shall apply in place of the Policy described herein and the proxy votes implemented with respect to such a fund or account may differ from and be contrary to the votes implemented for other portfolios managed by State Street Global Advisors pursuant to this Policy.

Regional Nuances

When voting and engaging with companies, we may consider market-specific nuances that may be relevant to that company. We expect companies to observe the relevant laws and regulations of their respective markets, as well as country-specific best practice guidelines and corporate governance codes, and to publicly disclose their level of compliance with the applicable provisions and requirements. Except where specified, this Policy applies globally.

Our Proxy Voting and Engagement Principles

State Street Global Advisors’ proxy voting and engagement program focuses on three broad principles:

1.	Effective Board Oversight: We believe that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. In order to carry out their primary responsibilities, directors undertake activities that include setting strategy and providing guidance on strategic matters, selecting the CEO and other senior executives, overseeing executive management, creating a succession plan for the board and management, and providing effective oversight of material risks and opportunities relevant to their business. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

We view board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. We believe independent directors are crucial to good corporate governance; they help management establish sound corporate governance policies and practices. We believe a sufficiently independent board is key to effectively monitoring management, maintaining appropriate governance practices, and performing oversight functions

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necessary to protect shareholder interests. We also believe the right mix of skills, independence, diversity, and qualifications among directors provides boards with the knowledge and experience to manage risks and operating structures that are often complex and industry-specific.

2.	Disclosure: It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should also provide disclosure relating to their approach to corporate governance and shareholder rights. Such information allows investors to determine whether their economic interests have been safeguarded by the board and provides insights into the quality of the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.

3.	Shareholder Protection: State Street Global Advisors believes it is in the best interest of shareholders for companies to have appropriate shareholder rights and accountability mechanisms in place. As a starting place for voting rights, it is necessary for ownership rights to reflect one vote for one share to ensure that economic interests and proxy voting power are aligned. This share structure best supports the shareholders’ right to exercise their proxy vote on matters that are important to the protection of their investment, such as share issuances and other dilutive events, authorization of strategic transactions, approval of a shareholder rights plan, and changes to the corporate bylaws or charter, among others. In terms of accountability to shareholders and appropriate checks and balances, we believe there should be annual elections of the full board of directors.

Application of Principles

These three principles of effective board oversight, disclosure and shareholder protection apply across all of State Street Global Advisors’ proxy voting decisions. When voting at portfolio companies in different markets, State Street Global Advisors may apply the principles in ways that are specific to a given market based on factors such as availability of data, resources, disclosure practices, and size of holdings in our clients’ accounts.

Shareholder Proposals

When voting our clients’ proxies, we may be presented with shareholder proposals at portfolio companies that must be evaluated on a case-by-case basis and in accordance with the principles set forth above. For proposals related to commonly requested disclosure topics, we have developed the criteria to assess the effectiveness of disclosure on such topics in connection with these types of proposals.

Engagement

We conduct engagements with individual issuers to communicate the principles set forth in this Policy and to learn more about companies’ strategy, board oversight and disclosure practices. We do not seek to change or influence control of any portfolio company through these engagements. In addition, we encourage issuers to increase the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns.

Section I. Effective Board Oversight

Director Independence

We believe independent directors are crucial to good corporate governance; they help management establish sound corporate governance policies and practices. We have developed criteria for determining director independence, which vary by region and/or local jurisdiction. These criteria generally follow relevant listing standards, local regulatory requirements and/or local market practice standards. Such criteria may include:

•	Participation in related-party transactions or other material business relations with the company

•	Employment history with the company

•	Status as founder or member of the founding family

•	Government representative

•	Excessive tenure and preponderance of long-tenured directors

•	Relations with significant shareholders

•	Close family ties with any of the company’s advisers, directors or senior employees

•	Cross-directorships

•	Receipt of non-board related compensation from the issuer, its auditors or advisors

•	Company’s own classification of a director as non-independent

In some cases, State Street Global Advisors’ criteria may be more rigorous than applicable local or listing requirements.

Majority Independent Board

We believe a sufficiently independent board is key to effectively monitoring management, maintaining appropriate governance practices, and performing oversight functions necessary to protect shareholder interests.

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Separation of Chair/CEO

Our primary focus is to ensure there is strong independent leadership of the board, in accordance with the principles discussed above. We generally believe the board is best placed to choose the governance structure that is most appropriate for that company.

Board Committees

We believe that board committees are crucial to robust corporate governance and should be composed of a sufficient number of independent directors. We use the same criteria for determining committee independence as we do for determining director independence, which varies by region and/or local jurisdiction. Although we recognize that board structures may vary by jurisdiction, where a board has established an audit committee and/or compensation/remuneration committee, we generally expect the committee to be primarily, and in some cases, fully independent.

Refreshment and Tenure

We believe that average board tenure should generally align with the length of the business cycle of the respective industry in which a company operates. In assessing excessive tenure, we consider factors such as the preponderance of long tenured directors, board refreshment practices, classified board structures and the business cycle for the industry in which a company operates.

Director Time Commitments

We believe a company’s nominating committee is best placed to determine appropriate time commitments for the company’s directors. We consider if a company publicly discloses its director time commitment policy (e.g., within corporate governance guidelines, proxy statement, annual report, company website, etc.) and if this policy or associated disclosure outlines the factors that the nominating committee considers to assess director time commitments during the annual policy review process.

Board Composition

We believe effective board oversight of a company’s long-term business strategy necessitates a diversity of backgrounds, experiences, and perspectives, which may include a range of characteristics such as skills, gender, race, ethnicity, and age. By having a critical mass of diverse perspectives, boards could experience the benefits that may lead to innovative ideas and foster more robust conversations about a company’s strategy.

We recognize that many factors may influence board composition, including board size, geographic location, and local regulations, among others. Further, we believe that a robust nominating and governance process is essential to achieving a board composition that is designed to facilitate effective, independent oversight of a company’s long-term strategy. We believe nominating committees are best placed to determine the most effective board composition and we encourage companies to ensure that there are sufficient levels of diverse experiences and perspectives represented in the boardroom.

Board Expertise

We believe board members should have adequate skills to provide effective oversight of corporate strategy, operations, and risks, including sustainability-related issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues, such as emerging risks, changes to corporate strategy, and diversification of operations and geographic footprint. We believe nominating committees are best positioned to evaluate the skillset and expertise of both existing and prospective board members. However, we may take such considerations into account in certain circumstances.

Board Accountability

Oversight of Strategy and Risk

We believe that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. We allow boards to have discretion regarding the ways in which they provide oversight in this area. However, we expect companies to disclose how the board provides oversight of its risk management system and risk identification. Boards should also review existing and emerging risks that evolve in tandem with the changing political and economic landscape or as companies diversify or expand their operations into new areas.

As responsible stewards, we believe in the importance of effective risk management and oversight of issues that are material to a company. To effectively manage and assess the risk of our clients’ portfolios, we expect our portfolio companies to manage risks and opportunities that are material and industry-specific and that have a demonstrated link to long-term value creation, and to provide high-quality disclosure of this process to shareholders.

When evaluating a board’s oversight of risks and opportunities, we assess the following factors, based on disclosures by, and engagements with, portfolio companies:

1.	Oversees Long-term Strategy

•	Articulates the material risks and opportunities and how those risks and opportunities fit into the firm’s long-term business strategy

•	Regularly assesses the effectiveness of the company’s long-term strategy, and management’s execution of this strategy

2.	Demonstrates an Effective Oversight Process

•	Describes which committee(s) have oversight over specific risks and opportunities, as well as which topics are overseen and/or discussed at the full-board level

•	Includes risks and opportunities in board and/or committee agendas, and articulates how often specific topics are discussed at the committee and/or full-board level

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•	Utilizes KPIs or metrics to assess the effectiveness of risk management processes

•	Engages with key stakeholders including employees and investors

3.	Ensures Effective Leadership

•	Holds management accountable for progress on relevant metrics and targets

•	Integrates necessary skills and perspectives into the board nominating and executive hiring processes, and provides training to directors and executives on topics material to the company’s business or operations

•	Conducts a periodic effectiveness review

4.	Ensures Disclosures of Material Information

•	Ensures publication of relevant disclosures, including those regarding material topics

Compliance with Corporate Governance Principles

Our minimum expectation is that companies will comply with their respective market governance codes and/or stewardship principles. Issuers are encouraged to provide explanations of their level of compliance with their local market code and why their preferred governance structure (if not compliant with the code) serves shareholders’ long-term interests.

We will review governance practices at companies in selected indexes for their adherence to market governance codes and/or stewardship principles.

Proxy Contests

We believe nominating committees that are comprised of independent directors are best placed to assess which individuals are adequately equipped with the skills and expertise to fulfill the duties of board members, and to act as effective fiduciaries. While our default position is to support the committees’ judgement, we consider the following factors when evaluating dissident nominees:

•	Strategy presented by dissident nominees versus that of current management, as overseen by the incumbent board

•	Effectiveness, quality, and experience of the management slate

•	Material governance failures and the level of responsiveness to shareholder concerns and market signals by the incumbent board

•	Quality of disclosure and engagement practices to support changes to shareholder rights, capital allocation and/or governance structure

•	Company performance and, if applicable, the merit of a recovery plan

•	Expertise of board members with respect to company industry and strategy

Board Oversight of Geopolitical Risk

As stewards of our clients’ assets, we are aware of the financial risks associated with geopolitical risk, including risks arising from unexpected conflict between or among nations. We expect portfolio companies that may be impacted by geopolitical risk to:

•	Manage and mitigate risks related to operating in impacted markets, which may include financial, sanctions-related, regulatory, and/or reputational risks, among others;

•	Strengthen board oversight of these efforts; and

•	Describe these efforts in public disclosures.

Compensation and Remuneration

We consider it the board’s responsibility to determine the appropriate level of executive compensation. Despite the differences among the possible types of plans and awards, there is a simple underlying philosophy that guides our analysis of executive compensation: we believe that there should be a direct relationship between executive compensation and company performance over the long term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, we consider factors such as adequate disclosure of various remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance.

For example, criteria we may consider include the following:

•	Overall quantum relative to company performance

•	Vesting periods and length of performance targets

•	Mix of performance, time and options-based stock units

•	Use of special grants and one-time awards

•	Retesting and repricing features

•	Disclosure and transparency

Board Meeting Attendance

We expect directors to attend at least 75 percent of board meetings in the last financial year or provide an appropriate explanation for why they were unable to meet this attendance threshold.

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Section II. Disclosure

It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should provide disclosure relating to their approach to corporate governance and shareholder rights. Such information allows investors to determine whether their financial interests have been protected by the board and provides insights into the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.

Reporting

Financial Statements

We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. We expect external auditors to provide assurance of a company’s financial condition.

Sustainability-related Disclosures

We believe in the importance of effective risk management and governance of issues that are material to a company. This may include sustainability-related risks and opportunities where a company has identified such risks and opportunities as material to its business. Such disclosure allows shareholders to effectively assess companies’ oversight, strategy, and business practices related to these sustainability issues identified as material.

We look to companies to provide disclosure on sustainability-related risks and opportunities relevant to their businesses in line with applicable local regulatory requirements and any voluntary standards and frameworks adopted by the company.

Climate-related Disclosures

We believe that managing climate-related risks and opportunities is a key element in maximizing long-term risk-adjusted returns for our clients. As a result, we have a longstanding commitment to enhancing investor-useful disclosure related to this topic.

For companies that have identified climate risk as material to their business, we expect the company to provide disclosure on climate-related risks and opportunities relevant to their businesses in line with applicable local regulatory requirements and any voluntary standards and frameworks adopted by the company.

•	We encourage the disclosure of Scope 1 and Scope 2 emissions and related targets. However, State Street Global Advisors is not prescriptive in how a company sets its targets. We expect companies that have adopted net zero ambitions to disclose interim climate targets. In each case, if a company chooses not to disclose any climate targets, we expect the company to provide an explanation of how the company measures and monitors progress on managing climate-related risks and opportunities.

•	We do not expect any company to set Scope 3 targets. We encourage companies to identify and disclose the most relevant categories of Scope 3 emissions. However, we recognize that Scope 3 emissions estimates have a high degree of uncertainty. Therefore, if a company determines that categories of Scope 3 emissions are impracticable to estimate, we encourage the company to explain the relevant limitations. We also encourage companies to explain any efforts to address Scope 3 emissions, such as engagement with suppliers, customers, or other stakeholders across the value chain, where relevant.

Say-on-Climate Proposals

While we generally believe in the importance of effective disclosure of climate-related risks a company has deemed material to its business, we do not endorse annual advisory climate votes. Where management chooses to include a Say-on-Climate vote, we assess the company’s climate-related disclosure in accordance with the criteria.

Board and Workforce Demographics

We expect disclosure on the composition of both the board and workforce.

Section III. Shareholder Protection

Capital

Share Capital Structure

The ability to raise capital is critical for companies to carry out strategy, to grow, and to achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards. When making such a decision, we believe the company should disclose a comprehensive business rationale that is consistent with corporate strategy and not overly dilutive to its shareholders.

Our approach to share capital structure matters may vary by local market and jurisdiction, due to regional nuances. Such proposals may include:

•	Increase in Authorized Common Shares

•	Increase in Authorized Preferred Shares

•	Unequal Voting Rights

•	Share Repurchase Programs

Dividend Payouts (Japan Only)

For Japanese issuers, we are generally supportive of dividend payouts that constitute 30 percent or more of net income; however we consider whether the payment may damage the company’s long-term financial health.

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Reorganization, Mergers and Acquisitions

The reorganization of the structure of a company or mergers often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.

We expect proposals to be in the best interests of shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations.

We evaluate mergers and structural reorganizations on a case-by-case basis and expect transactions to maximize shareholder value. Some of the considerations include the following:

•	Offer premium

•	Strategic rationale

•	Board oversight of the process for the recommended transaction, including director and/or management conflicts of interest

•	Offers made at a premium and where there are no other higher bidders

•	Offers in which the secondary market price is substantially lower than the net asset value

We also consider the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

•	The current market price of the security exceeds the bid price at the time of voting

Related-Party Transactions

Some companies have a controlled ownership structure and complex cross- shareholdings between subsidiaries and parent companies (“related companies”). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders, such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, we expect companies to disclose details of the transaction, such as the nature, the value and the purpose of such a transaction. We also believe independent directors should ratify such transactions. Further, we believe companies should describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Cross-Shareholdings (Japan Only)

“Cross-shareholdings” are a long-standing feature of the balance sheets of many Japanese companies, but, in our view, can be detrimental for corporate governance practices and ultimately shareholder returns.

Shareholder Rights

Proxy Access

In general, we believe that proxy access is a fundamental right and an accountability mechanism for all long-term shareholders. We consider proposals relating to proxy access on a case-by-case basis and consider a balance between providing long-term shareholders accountability while preserving flexibility for management to design a process that is appropriate for the company’s circumstances.

Vote Standards

•	Annual Elections: We believe the establishment of annual elections of the board of directors is appropriate. We also consider the overall level of board independence and the independence of the key committees, as well as the existence of a shareholder rights plan.

•	Majority Voting: We believe a majority vote standard based on votes cast for the election of directors is appropriate.

Shareholder Meetings

•	Special Meetings and Written Consent: We believe the ability for shareholders to call special meetings, as well as act by written consent is appropriate. We believe an appropriate threshold for both calling a special meeting and acting by written consent can be 25% of outstanding shares or less.

•	Notice Period to Convene a General Meeting: We expect companies to give as much notice as is practicable when calling a general meeting, generally at least 14 days.

•	Virtual/Hybrid Shareholder Meetings: We believe the right to hold shareholder meetings in a virtual or hybrid format is appropriate with the following best practices:

•	Afford virtual attendee shareholders the same rights as would normally be granted to in-person attendee shareholders

•	Commit to time-bound renewal (five years or less) of meeting format authorization by shareholders

•	Provide a written record of all questions posed during the meeting, and

•	Comply with local market laws and regulations relating to virtual and hybrid shareholder meeting practices

In evaluating these proposals we also consider the operating environment of the company, including local regulatory developments and specific market circumstances impacting virtual meeting practices.

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Governance Documents & Miscellaneous Items

Article Amendments

We believe amendments to company bylaws that may negatively impact shareholder rights (such as fee-shifting, forum selection, and exclusion service bylaws) should be put to a shareholder vote.

We believe a majority voting standard is generally appropriate.

We generally believe companies should have a fixed board size, or designate a range for the board size.

Anti-Takeover Issues

Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer to make an offer, or to reduce the likelihood of a successful offer. We generally believe shareholders should have the right to vote on reasonable offers. Our approach to anti-takeover issues may vary by local market and jurisdiction, due to regional nuances.

Accounting and Audit-Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have independent non-executive directors designated as members.

We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely upon financial statements. It is important for the audit committee to appoint external auditors who are independent from management as we expect auditors to provide assurance of a company’s financial condition.

State Street Global Advisors believes that a company’s external auditor is an essential feature of an effective and transparent system of external independent assurance.Shareholders should be given the opportunity to vote on their (re-)appointment at the annual meeting. When appointing external auditors and approving audit fees, we will take into consideration the level of detail in company disclosures.

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

We believe a company should be able to discharge its auditors in the absence of pending litigation, governmental investigation, charges or fraud or other indication of significant concern. Further, we believe that auditors should attend the annual meeting of shareholders.

Indemnification and Liability

Generally, we believe directors should be able to limit their liability and/or expand indemnification and liability protection if a director has not acted in bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Section IV. Shareholder Proposals

We believe that company boards do right by investors and are responsible for overseeing strategy and company management. Towards that end, we generally do not support shareholder proposals that appear to impose changes to business strategy or operations, such as increasing or decreasing investment in certain products or businesses or phasing out a product or business line or if it is not a topic that the company has deemed to be material in their public disclosure documents.

When assessing shareholder proposals, we fundamentally consider whether the adoption of the resolution would promote long-term shareholder value in the context of our core governance principles:

1.	Effective board oversight

2.	Quality disclosure

3.	Shareholder protection

We will consider supporting a shareholder proposal if:

•	the request is focused on enhanced disclosure of the company’s governance and/or risk oversight

•	the adoption of the request would protect our clients’ interests as minority shareholders; or

•	for common proposal topics for which we have developed assessment criteria, the extent to which the request satisfies the criteria.

Section V. Engagement

As a fiduciary, State Street Global Advisors takes a comprehensive approach to engaging with portfolio companies. Our stewardship prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate risks in our client’s portfolios. Through engagement, we aim to build long-term relationships with the issuers in which we invest on behalf of our clients and to address a broad range of topics relating to the promotion of long-term shareholder value creation. We do not seek to change or influence control of any portfolio company through engagement.

Equity Engagements

In general, there are three types of engagements that State Street Global Advisors may hold on behalf of equity holders:

1.	Engagements with Portfolio Companies in Connection with a Ballot Item or Other Topic In our Policy: Engagements held with portfolio companies to discuss a ballot item, event or other established topic found in our Policy. Such engagements generally, but not necessarily, occur during “proxy season.” They may be held at the request of State Street Global Advisors or the portfolio company.

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2.	Off-Season Engagement at the Request of a Portfolio Company: From time-to-time, portfolio companies may seek to engage with State Street Global Advisors in the ‘off-season’ to discuss a particular topic.

3.	Off-Season Proactive Engagement Campaigns: Each year, State Street Global Advisors will identify thematic engagement campaigns on important topics for which we are seeking more information to potentially inform our future voting positions.

Fixed Income Engagements

From time-to-time, certain corporate action election events, reclassifications or other changes to the investment terms of debt holdings may occur or an issuer may seek to engage with State Street Global Advisors to discuss matters pertaining to the debt instruments that State Street Global Advisors holds on behalf of its clients. In such instances, State Street Global Advisors may engage with the issuer to obtain further information about the matter for purposes of its investment decision making. Such engagements are the responsibility of the Fixed Income portfolio management team, but may be supported by State Street Global Advisors’ Asset Stewardship Team. All election decisions are the responsibility of the relevant portfolio management team.

In addition, State Street Global Advisors may identify themes for engagement campaigns with issuers on topics that it believes may affect value of its clients’ debt investments. State Street Global Advisors may proactively engage with portfolio companies and other issuers on these topics to help inform our views on the subject. Where such themes align with those relating to equities, such engagements may be carried out jointly on behalf of both equity and fixed income holdings where there is mutual benefit for both asset classes. Such engagements are led by the State Street Global Advisors Asset Stewardship Team, but may also be attended by the relevant portfolio management teams.

Engaging with Other Investors Soliciting State Street Global Advisors’ Votes in Connection with Contested Shareholder Meetings, Vote-No Campaigns, or Shareholder Proposals

While it may be helpful to speak to other investors that are running proxy contests, putting forth vote-no campaigns, or proposing shareholder proposals at investee companies, we limit such discussions to investors who have filed necessary documentation with regulators and engage in these discussions at our own discretion.

Our primary purpose of engaging with investors is:

1.	To gain a better understanding of their position or concerns at investee companies.

2.	In proxy contest situations:

•	To assess possible director candidates where investors are seeking board representation in proxy contest situations

•	To understand the investor’s proposed strategy for the company and investment time horizon to assess their alignment with State Street Global Advisors’ views and interests as a long-term shareholder

Any information about our vote decisions are available in this document and on our website. All requests for engagement should be sent to GovernanceTeam@ssga.com.

Section VI. Other Matters

Securities on Loan

As a responsible investor and fiduciary, we recognize the importance of balancing the benefits of voting shares and the incremental lending revenue for the pooled funds that participate in State Street Global Advisors’ securities lending program (the “Funds”). Our objective is to recall securities on loan and restrict future lending until after the record date for the respective vote in instances where we believe that a particular vote could have a material impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.

Accordingly, we have set systematic recall and lending restriction criteria for shareholder meetings involving situations with the highest potential financial implications (such as proxy contests and strategic transactions including mergers and acquisitions, going dark transactions, change of corporate form, or bankruptcy and liquidation).

Generally, these criteria for recall and restriction for lending only apply to certain large cap indices in developed markets.

State Street Global Advisors monitors the forgone lending revenue associated with each recall to determine if the impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.

Although our objective is to systematically recall securities based on the aforementioned criteria, we must receive notice of the vote in sufficient time to recall the shares on or before the record date. When we do not receive timely notice, we may be unable to recall the shares on or before the record date.

Reporting

We provide transparency for our stewardship activities through our regular client reports and relevant information reported online. We publish an annual stewardship report that provides details of our stewardship approach, engagement and voting policies, and activities during the year. The annual stewardship report is complemented by quarterly stewardship activity reports as well as the publication of thought leadership on governance and sustainability on our website. Our voting record information is available on Vote View, an interactive platform that provides relevant company details, proposal types, resolution descriptions, and records of our votes cast.

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T. ROWE PRICE ASSOCIATES, INC. AND CERTAIN OF ITS INVESTMENT ADVISER AFFILIATES

Updated: February 2025

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates1 (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and — most importantly — our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.

T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

ADMINISTRATION OF POLICIES AND PROCEDURES

Environmental, Social and Governance Investing Committee. T. Rowe Price’s Environmental, Social and Governance Investing Committee (“TRPA ESG Investing Committee” or the “Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.

Global Proxy Operations Team. The Global Proxy Operations team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Governance Team. Our Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

Responsible Investment Team. Our Responsible Investment team oversees the integration of environmental and social factors into our investment processes across asset classes. In formulating vote recommendations for matters of an environmental or social nature, the Governance team consults with the appropriate sector analyst from the Responsible Investment team, as appropriate.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect

1 This document is not applicable to T. Rowe Price Investment Management, Inc. (“TRPIM”). TRPIM votes proxies independently from the other T. Rowe Price-related investment advisers and has adopted its own proxy voting policy.

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T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Investing Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.

Meeting Notification

T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. For meetings with complex ballot items in certain international markets, research may be consulted from local domestic proxy research providers. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Investing Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Global Proxy Operations team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.

T. Rowe Price Voting Guidelines

Specific proxy voting guidelines have been adopted by the TRPA ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. The guidelines include regional voting guidelines as well as the guidelines for investment strategies with objectives other than purely financial returns, such as Impact and Net Zero. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.

Global Portfolio Companies

The TRPA ESG Investing Committee has developed custom international proxy voting guidelines based on our proxy advisor’s general global policies, regional codes of corporate governance, and our own views as investors in these markets. We apply a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.

Fixed Income and Passively Managed Strategies

Proxy voting for our fixed income and indexed portfolios is administered by the Global Proxy Operations team using T. Rowe Price’s guidelines as set by the TRPA ESG Investing Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.

Shareblocking

Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.

Securities on Loan

The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for the Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for the Price Funds and how they may affect proxy voting.

Monitoring and Resolving Conflicts of Interest

The TRPA ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership

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on the Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the time T. Rowe Price casts its vote.

With respect to personal conflicts of interest, T. Rowe Price’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations —Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item.

In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a T. Rowe Price Fund is only held by other T. Rowe Price Funds or other accounts for which T. Rowe Price has proxy voting authority, the fund will vote in accordance with its Board’s instruction.

For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.2

REPORTING, RECORD RETENTION AND OVERSIGHT

The TRPA ESG Investing Committee, and certain personnel under the direction of the Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

2 The FRB Relief and the process for voting of Excess Shares described herein apply to the aggregate beneficial ownership of T. Rowe Price and TRPIM.

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TRPIM

(Updated as of February 2025)

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Investment Management, Inc. (“TRPIM”) views proxy voting as integral to its investment management responsibilities. Certain investment advisory clients of TRPIM, including U.S.-registered investment companies which TRPIM serves as investment adviser have delegated to TRPIM certain proxy voting powers. TRPIM seeks to vote all proxies of the securities held in client accounts for which it has proxy voting authority in the best interest of those clients.

Fiduciary Responsibilities and Voting Considerations. TRPIM believes that it has a fiduciary obligation to vote proxies solely in the best interests of its clients. Our intent is to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. One of the primary factors TRPIM considers when determining the desirability of investing in a particular company is the quality and depth of its management. As the management of a portfolio company is responsible for its day-to-day operations, as well as its long-term direction and strategic planning, TRPIM believes that management, subject to the oversight of the relevant board of directors, is typically best suited to make decisions that serve the interests of shareholders. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure.

Our portfolio managers are responsible for making proxy voting decision in their clients’ best interests based on the facts and circumstances applicable to each company and issue. In addition to our own internal research, our investment personnel take into account additional factors when making voting decisions, including: our proxy voting guidelines, the issuer’s public filings, its board recommendations, its track record, country-specific best practices codes and input from external research providers. TRPIM investment personnel do not coordinate with investment personnel of its affiliated investment advisers with respect to proxy voting decisions. TRPIM’s proxy voting decisions are independent.

TRPIM seeks to vote all of its clients’ proxies. In certain circumstances, TRPIM may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. Additionally, TRPIM reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

ADMINISTRATION OF POLICIES AND PROCEDURES

Environmental, Social and Governance (“ESG”) Investing Committee. The TRPIM ESG Investing Committee is responsible for establishing positions with respect to corporate governance and other proxy issues. While the Committee sets voting guidelines and serves as a resource for TRPIM portfolio management, it does not have proxy voting authority for any advisory client. Rather, voting authority and responsibility is held by the particular portfolio manager.

Responsible Investing and Governance Team. Our Responsible Investing and Governance team oversees the integration of environmental, social and governance factors into our investment processes across asset classes. This team is responsible for reviewing proxy agendas for all upcoming meetings and making company-specific recommendations, including for matters of an environmental or social nature.

Global Proxy Operations Team. A team of individuals employed by an affiliated entity of TRPIM is responsible for the administrative and operational aspects of the proxy voting process, which is a ministerial process that does not involve the exercise of discretion. This team is subject to policies that prevent the sharing of voting decisions between TRPIM and its affiliated investment advisers.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, TRPIM has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect TRPIM’s issue-by-issue voting guidelines as approved by the TRPIM ESG Investing Committee, ISS maintains and implements custom voting policies for TRPIM’s advisory clients that have given it proxy voting authority.

TRPIM utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to TRPIM through ProxyExchange, an ISS application.

Each day, ISS delivers into TRPIM’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with TRPIM.

Monitoring and Resolving Conflicts of Interest

The TRPIM ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of TRPIM and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our investment advisory clients. Membership on the Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are

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predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, the Committee regularly reviews all proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between TRPIM and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the vote.

With respect to personal conflicts of interest, the firm’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations

TRPIM has voting authority for proxies of the holdings of certain investment funds sponsored by an affiliate (the “Price Funds”) that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a Price Fund is only held by other Price Funds or other accounts for which TRPIM or an affiliate has proxy voting authority, the fund will vote in accordance with its Board’s instruction.

For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.

TRPIM Voting Guidelines

Specific proxy voting guidelines have been adopted by the TRPIM ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. Many guidelines indicate a “case by case” analysis, reflecting that the facts and circumstances of each issue may vary. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.

Fixed Income Strategies

Proxy voting for our fixed income portfolios is administered by the Global Proxy Operations team using TRPIM’s guidelines as set by the TRPIM ESG Investing Committee. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.

Shareblocking

Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Our policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.

Securities on Loan

The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. TRPIM’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for Price Funds and how they may affect proxy voting.

Limitations on Voting Proxies of Banks

TRPIM’s parent holding company, T. Rowe Price Group, Inc. has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, TRPIM and its affiliated investment advisers (collectively, “T. Rowe Price”) to acquire in the aggregate on behalf of their clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price (and thus also TRPIM) use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

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REPORTING, RECORD RETENTION AND OVERSIGHT

The TRPIM ESG Investing Committee and the Global Proxy Operations team, perform the following oversight and assurance functions, among others, over TRPIM’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with TRPIM’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the our proxy voting policy and guidelines to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

TRPIM will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.

TRPIM retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the TRPIM proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

Wellington

Global Proxy Voting Policy and Procedures

As of September 15, 2023

Introduction

Wellington Management has adopted and implemented policies and procedures it believes are reasonably designed to ensure that proxies are voted in the best interests of clients for which it exercises proxy-voting discretion.

The purpose of this document is to outline Wellington Management’s approach to executing proxy voting. Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are contained in a separate document, set forth broad guidelines and positions on common issues that Wellington Management uses for voting proxies. The Guidelines set out our general expectations on how we vote rather than rigid rules that we apply without consideration of the particular facts and circumstances.

Statement of Policy

Wellington Management:

1.	Votes client proxies for clients that have affirmatively delegated proxy voting authority, in writing, unless we have arranged in advance with a particular client to limit the circumstances in which the client would exercise voting authority, or we determine that it is in the best interest of one or more clients to refrain from voting a given proxy.

2.	Seeks to vote proxies in the best financial interests of the clients for which we are voting.

3.	Identifies and resolves all material proxy-related conflicts of interest between the firm and our clients in the best interests of the client.

Responsibility and Oversight

The Proxy Voting Team monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. The Proxy Voting Team also acts as a resource for portfolio managers and investment research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of the Proxy Voting Team. The Investment Stewardship Committee a senior, cross-functional group of experienced professionals, is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines, and identification and resolution of conflicts of interest. The Investment Stewardship Committee reviews the Guidelines as well as the Global Proxy Policy and Procedures annually.

Procedures

Use of Third-Party Voting Agent

Wellington Management uses the services of a third-party voting agent for research and to manage the administrative aspects of proxy voting. We view third-party research as an input to our process. Wellington Management complements the research provided by its primary voting agent with research from other firms.

Our primary voting agent processes proxies for client accounts and maintains records of proxies voted. For certain routine issues, as detailed below, votes may be instructed according to standing instructions given to our primary voting agent, which are based on the Guidelines.

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We manually review instances where our primary voting agent discloses a material conflict of interest of its own, potentially impacting its research outputs. We perform oversight of our primary voting agent, which involves regular service calls and an annual due diligence exercise, as well as regular touchpoints in the normal course of business.

Receipt of Proxy

If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting materials to Wellington Management or its designated voting agent in a timely manner.

Reconciliation

Proxies for public equity securities received by electronic means are matched to the securities eligible to be voted, and a reminder is sent to custodians/trustees that have not forwarded the proxies due. This reconciliation is performed at the ballot level. Although proxies received for private equity securities, as well as those received in non-electronic format for any securities, are voted as received, Wellington Management is not able to reconcile these ballots and does not notify custodians of non-receipt; Wellington Management is only able to reconcile ballots where clients have consented to providing holdings information with its provider for this purpose.

Proxy Voting Process

Our approach to voting is investment-led and serves as an influential component of our engagement and escalation strategy. The Investment Stewardship Committee, a cross-functional group of experienced professionals, oversees Wellington Management’s activities with regards to proxy voting practices.

Routine issues that can be addressed by the proxy voting guidance below are voted by means of standing instructions communicated to our primary voting agent. Some votes warrant analysis of specific facts and circumstances and therefore are reviewed individually. We examine such vote sources including internal research notes, third-party voting research and company engagement. While manual votes are often resolved by investment research teams, each portfolio manager is empowered to make a final decision for their relevant client portfolio(s), absent a material conflict of interest. Proactive portfolio manager input is sought under certain circumstances, which may include consideration of position size and proposal subject matter and nature. Where portfolio manager input is proactively sought, deliberation across the firm may occur. This collaboration does not prioritize consensus across the firm above all other interests but rather seeks to inform portfolio managers’ decisions by allowing them to consider multiple perspectives. Portfolio managers may occasionally arrive at different voting conclusions for their clients, resulting in different decisions for the same vote. Voting procedures and the deliberation that occurs before a vote decision are aligned with our role as active owners and fiduciaries for our clients.

Material Conflict of Interest Identification and Resolution Processes

Further detail on our management of conflicts of interest can be found in our Stewardship Conflicts of Interest Policy below.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending

Clients may elect to participate in securities lending Such lending may impact their ability to have their shares voted. Under certain circumstances, and where practical considerations allow, Wellington Management may determine that the anticipated value of voting could outweigh the benefit to the client resulting from use of securities for lending and recommend that a client attempt to have its custodian recall the security to permit voting of related proxies. We do not borrow shares for the sole purpose of exercising voting rights.

Share Blocking and Re-Registration

Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote; the proxy materials are not delivered in a timely fashion; or, in Wellington Management’s judgment, the costs of voting exceed the expected benefits to clients (included but not limited to instances such as when powers of attorney or consularization or the disclosure of client confidential information are required).

Additional Information

Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. In addition, Wellington Management discloses voting decisions through its website, including the rationale for votes against management.

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, as well as the Voting Guidelines, upon written request. In addition, Wellington Management will provide specific client information relating to proxy voting to a client upon written request.

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Wellington Management Stewardship Conflicts of Interest Policy

INTRODUCTION

As a fiduciary, we seek to place the interests of our clients first and avoid conflicts of interest. Some conflicts are inherent in any large, global investment management business, while others are a result of our business model. We have adopted and implemented policies and procedures that we believe are reasonably designed to manage conflicts of interests that arise from our stewardship activities and seek to mitigate adverse impacts of such conflicts on our clients.

POTENTIAL CONFLICTS IN RELATION TO STEWARDSHIP ACTIVITIES

We have identified three categories of conflicts of interest relating to our fiduciary activities:

•	conflicts between and among the interest of our clients;

•	conflicts between the interests of our clients and those of the firm; and

•	conflicts between the interests of our clients and the interests of our personnel as individuals.

Examples of situations where potential conflicts of interest could arise as part of our stewardship activities include:

•	an investee company is a significant client, lender, or vendor of Wellington Management;

•	there may be personal contacts and connections at an investee company; and

•	the views of internal portfolio managers may differ between each other.

MANAGEMENT OF CONFLICTS

Annually, the Investment Stewardship Committee (‘ISC’) sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process.

Potential conflicts may be resolved by voting in accordance with our published Global Proxy Voting Guidelines. Where the published voting guideline is case by case, where no published guideline exists, or where the proposed voting position is contrary to a published guideline, the matter must be reviewed by three disinterested ombudsmen from the ISC, who will resolve the conflict and direct the vote. In certain circumstances, the ombudsmen may determine that the full ISC should convene. The role of the ombudsmen is to review the recommendations of the ESG Research Team, oversee any discussion or debate with respect to the proposed votes, and ensure that votes are executed solely in the best interest of our clients.

Where a material, self-disclosed personal conflict is identified in relation to proxy voting, the conflict may be mitigated by assigning voting responsibility to another investment professional or directing it to three disinterested ombudsmen from the ISC.

Wellington Management’s commitment to stewardship and active ownership means that we have regular engagement with companies and our investment teams are not constrained when engaging on issues with companies.

As a community of investment boutiques, each of Wellington Management’s portfolio teams acts as a fiduciary for its clients. Differences in investment philosophy and process across teams mean that the way in which stewardship activities are incorporated into the investment decision-making process may vary across investment approaches. We believe that this structure best enables us to meet the investment objectives of our diverse client base and encourages individual responsibility for investment performance. It does, however, result in situations where actions taken for one client account directly contradict those taken for others.

ANNUAL REVIEW

The ISC is responsible for reviewing and updating this policy at least annually and otherwise as appropriate to ensure it adequately reflects the types of conflicts that may arise and to take measures to remove or mitigate any adverse impacts of these conflicts in an appropriate manner.

Dated: June 2022 Last reviewed: December 2022

[New Sub-Adviser “[____]”]

Proxy Voting Policy and Procedures

Effective as of October 31, 2025

Proxy Voting Policies

As a fiduciary and to meet its obligations as an SEC registered investment adviser, [__] (“[__]” or the “Firm”), a subsidiary of [__], owes its clients a duty of care and a duty of loyalty with respect to all services undertaken on the client’s behalf including (where applicable) the exercise of voting rights.

This summary describes [__]’s approach to exercising voting rights, where discretion over the voting decisions has been delegated to [__] by its clients and where [__] provides guidance on exercising voting rights in securities that [__] has recommended to clients on a non-discretionary basis, e.g. model accounts.

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Where applicable, [__] will use its best efforts to exercise voting rights as part of its authority to manage, acquire and dispose of account assets. With respect of funds, i.e. registered investment companies, UCITS or AIFs, which [__] manages and/or sub-advises, The Firm will exercise voting rights under this Policy pursuant to an authority granted under the applicable client agreements.

[__] will exercise voting rights in a prudent and diligent manner and in the best interests of clients.

Voting Guidelines

[__] has established overarching voting guidelines which inform our ultimate voting decision, based on guidance established by internationally recognized governance principles including the OECD Corporate Governance Principles, the ICGN Global Governance Principles, the UK Investment Association’s Principles of Remuneration, and the UK Corporate Governance Code, in addition to other local governance codes.

We have used the services of an independent voting service provider to translate these guidelines into explicit voting actions forming a bespoke voting policy for [__]. This policy will be applied to all our votable holdings, enabling a universal approach to our voting while allowing us to deploy in-depth case-by-case analysis from [__] Proxy Voting team (“Proxy team”) together with the [__] Responsible Investment team (“RI team”) for those issuers and/or proposals which merit greater focus due to the materiality of our investment or the importance of the issue at hand (e.g., shareholder resolution, corporate action, related-party transactions). In these instances, communication with or input from the wider investment team may be sought, as well as, if relevant, engagement with the company. The Proxy team retains the ultimate discretion to deviate the vote instruction from the Firm’s bespoke policy’s recommendation.

Our active approach to voting means that our voting decisions reflect our investment rationale and take into consideration engagement activity and the company’s approach to relevant codes, market practices and regulations. These are applied to the company’s unique situation, while also taking into account any explanations offered for why the company has adopted a certain position or policy.

[__] seeks to make proxy voting decisions that are in the best long-term financial interests of its clients, and which seek to support investor value creation by supporting proposals that are consistent with our corporate governance views and investment case.

In general, voting decisions are taken consistently across all clients that are invested in the same underlying company. This is in line with the Firm’s investment process that focuses on the long-term success of the investee company. Further, it is [__]’s intention to exercise voting rights in all circumstances where it retains voting authority, subject to practical constraints such as market share blocking (where shares cannot be freely traded during the meeting window) and market or company requirements for Powers of Attorney. Where share blocking would adversely affect clients’ ability to trade or is not in shareholders’ best interests, [__] may refrain from voting. If a required Power of Attorney has not been put in place by a client, [__] will not submit a vote.

Voting Procedures

All voting opportunities are communicated to [__] by way of an electronic voting platform.

The Proxy team reviews the bespoke policy recommendation for all issuers and/or proposals which merit greater focus due to the materiality of our investment or the importance of the issue at hand (e.g., shareholder resolution, corporate action, related-party transactions) for matters of concern. Such contentious issues identified may be referred to the appropriate global fundamental equity analyst or portfolio manager for comment. Where an issue remains contentious, [__] may also decide to confer or engage with the company or other relevant stakeholders.

An electronic voting service is employed to submit voting decisions. Voting decisions are submitted via the electronic voting service. The Proxy team maintains platform alerts to ensure timely voting, and administrative elements are managed by [__]’s Corporate Actions team and certain [__] operations teams to ensure voting rights can be and are exercised.

Members of certain [__] operations teams are responsible for administrative elements surrounding the exercise of voting rights by ensuring the right to exercise clients’ votes is available and that these votes are exercised.

Voting Service Providers

The Firm utilizes an independent voting service provider for the purposes of managing upcoming meetings via its electronic platform, providing research, and implementing [__]’s bespoke voting policy by issuing recommendations based on that policy. Its voting recommendations are not routinely followed; it is only in the event that we recognize a potential material conflict of interest that the recommendation of our external voting service provider will be applied.

[__]’s external voting provider is subject to the requirements set by the Firm’s Vendor Management Oversight Group. As such, regular due diligence meetings are held, which includes reviewing its operational performance, service quality, and robustness of research and its internal controls, including management of its potential material conflicts of interest. In addition, and along with its other clients, [__] participates in consultations that seek specific feedback on proxy voting matters. This helps ensure alignment of interest between the Firm’s expectations and the voting recommendations provided by the external provider.

Conflicts of Interest

Where [__] acts as a proxy for its clients, a conflict could arise between [__], the investee company and/or a client when exercising voting rights. [__] has in place procedures for ensuring potential material conflicts of interests are mitigated, while its clients’ voting rights are exercised in their best interests. [__] seeks to avoid potential material conflicts of interest through the application of the proxy

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voting guidelines in an objective and consistent manner across client accounts, based on, as applicable, internal, and external research and recommendations provided by third party proxy advisory services and without consideration of any [__] client relationship factors, among other considerations.

Where a potential material conflict of interest exists between [__], the underlying company and/or a client, the voting recommendations of an independent third-party proxy service provider will be applied. All instances where a potential material conflict of interest has been recognized and where [__] engages its proxy voting service provider’s recommendation are disclosed in our annual stewardship report.

Disclosures and Reporting

[__] publishes various items related to its approach, engagements and proxy voting decisions. The Firm’s Proxy Voting Policy and procedures is also summarized in its Form ADV, which is filed with the SEC and furnished to clients. Upon request, [__] will provide clients with information on how their proxies were voted by [__]. In addition, [__] will submit any applicable regulatory filings related to its proxy voting approach and decisions as required.

Securities Lending

[__] does not engage in securities lending on behalf of its clients; this activity is at the discretion of individual clients.

Controls, Record Keeping and Auditing

Records are kept of all voting decisions, including evidence of the submission and approval process, and are available upon request. In addition, the Corporate Actions team reports monthly on critical risk indicators in relation to voting matters.

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PACIFIC SELECT FUND

Part C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Agreement and Declaration of Trust. Previously filed as Exhibit (a)(1) on October 19, 2021 and incorporated by reference herein.

(a)(2)	Certificate of Trust. Previously filed as Exhibit (a)(2) on January 31, 2018 and incorporated by reference herein.

(b)	By-Laws. Previously filed as Exhibit (b) on April 28, 2022 and incorporated by reference herein.

(c)	Instruments Defining Rights of Holders of Securities - Certificates for Shares will not be issued. Articles II, VI and VII of the Agreement and Declaration of Trust define the rights of holders of the Shares (see Exhibit (a)(1))

(d)(1)(i)	Amended and Restated Investment Advisory Agreement. Previously filed as Exhibit (d)(23) on January 26, 2005 and incorporated by reference herein.

(d)(1)(ii)	Addendum to Advisory Agreement — Small-Cap Equity. Previously filed as Exhibit (d)(38) on April 28, 2005 and incorporated by reference herein.

(d)(1)(iii)	Consent to Transfer Advisory Agreement. Previously filed as Exhibit (d)(a)(5) on January 18, 2008 and incorporated by reference herein.

(d)(1)(iv)	Amendment and Novation to Advisory Agreement. Previously filed as Exhibit (d)(a)(18) on February 1, 2017 and incorporated by reference herein.

(d)(1)(v)	Schedule A to Amended and Restated Advisory Agreement (Capital Appreciation). Previously filed as Exhibit (d)(1)(v) on October 1, 2025 and incorporated by reference herein.

(d)(1)(v)(i)	Schedule A to Amended and Restated Advisory Agreement (2026), to be filed by subsequent amendment.

(d)(1)(vi)	No Longer Applicable.

(d)(2)(i)	Advisory Fee Waiver Agreement — Large-Cap Growth. Previously filed as Exhibit (d)(2)(i) on April 27, 2023 and incorporated by reference herein.

(d)(2)(ii)	No Longer Applicable.

(d)(3)(i)	Advisory Fee Waiver Agreement — Value Portfolio. Previously filed as Exhibit (d)(3)(i) on February 3, 2025 and incorporated by reference herein.

(d)(4)(i)	Advisory Fee Waiver Agreement — Small-Cap Equity. Previously filed as Exhibit (d)(b)(14) on January 22, 2013 and incorporated by reference herein.

(d)(4)(ii)	Amendment to Advisory Fee Waiver Agreement — Small-Cap Equity. Previously filed as Exhibit (d)(b)(14)(b) on April 27, 2017 and incorporated by reference herein.

(d)(5)(i)	No Longer Applicable.

(d)(5)(ii)	No Longer Applicable.

(d)(5)(iii)	No Longer Applicable.

(d)(5)(iv)	Amendment to Advisory Fee Waiver Agreement — Mid-Cap Growth. Previously filed as Exhibit (d)(5)(iv) on February 4, 2022 and incorporated by reference herein.

(d)(6)	Advisory Fee Waiver Agreement — Emerging Markets Debt. Previously filed as Exhibit (d)(6) on February 4, 2022 and incorporated by reference herein.

(d)(7)	Advisory Fee Waiver Agreement — Floating Rate Income. Previously filed as Exhibit (d)(b)(21) on February 1, 2019 and incorporated by reference herein.

(d)(8)	Advisory Fee Waiver Agreement — Real Estate. Previously filed as Exhibit (d)(b)(22) on February 1, 2019 and incorporated by reference herein.

(d)(9)	No Longer Applicable.

(d)(10)	Advisory Fee Waiver Agreement — International Large-Cap. Previously filed as Exhibit (d)(10) on January 20, 2021 and incorporated by reference herein.

(d)(10)(i)	Advisory Fee Waiver Agreement — PD Emerging Markets Index. Previously filed as Exhibit (d)(10)(i) on April 29, 2021 and incorporated by reference herein.

(d)(10)(ii)	Advisory Fee Waiver Agreement — PD International Large-Cap Index. Previously filed as Exhibit (d)(10)(ii) on April 29, 2021 and incorporated by reference herein.

(d)(10)(iii)	Advisory Fee Waiver Agreement — International Small-Cap. Previously filed as Exhibit (d)(10)(iii) on February 4, 2022 and incorporated by reference herein.

(d)(10)(iv)	Advisory Fee Waiver Agreement— Dividend Growth. Previously filed as Exhibit (d)(10)(iv) on February 3, 2023 and incorporated by reference herein.

(d)(10)(v)	No Longer Applicable.

(d)(10)(vi)	Advisory Fee Waiver Agreement — Mid-Cap Equity. Previously filed as Exhibit (d)(10)(vi) on January 19, 2024 and incorporated by reference herein.

(d)(10)(vii)	Advisory Fee Waiver Agreement — Value Advantage. Previously filed as Exhibit (d)(10)(vii) on January 19, 2024 and incorporated by reference herein.

(d)(10(viii)	Advisory Fee Waiver Agreement — Small-Cap Value. Previously filed as Exhibit (d)(10)(viii) on April 26, 2024 and incorporated by reference herein.

(d)(10)(ix)	Advisory Fee Waiver Agreement — Technology. Previously filed as Exhibit (d)(10)(ix) on April 26, 2024 and incorporated by reference herein.

(d)(10)(x)	Advisory Fee Waiver Agreement —Bond Plus Portfolio. Previously filed as Exhibit (d)(10)(x) on October 11, 2024 and incorporated by reference herein.

(d)(10)(xi)	Advisory Fee Waiver Agreement — Small-Cap Plus Bond Alpha Portfolio. Previously filed as Exhibit (d)(10)(xi) on October 11, 2024 and incorporated by reference herein.

(d)(10)(xii)	Advisory Fee Waiver Agreement — QQQ Plus Bond Alpha Portfolio. Previously filed as Exhibit (d)(10)(xii) on October 11, 2024 and incorporated by reference herein.

(d)(10)(xiii)	Advisory Fee Waiver Agreement — International Equity Plus Bond Alpha Portfolio. Previously filed as Exhibit (d)(10)(xiii) on October 11, 2024 and incorporated by reference herein.

(d)(10)(xiv)	Advisory Fee Waiver Agreement — Large-Cap Plus Bond Alpha Portfolio. Previously filed as Exhibit (d)(10)(xiv) on October 11, 2024 and incorporated by reference herein.

(d)(10)(xv)	Advisory Fee Waiver Agreement — Mid-Cap Plus Bond Alpha Portfolio. Previously filed as Exhibit (d)(10(xv) on February 3, 2025 and incorporated by reference herein.

(d)(10)(xvi)	Advisory Fee Waiver Agreement — Emerging Markets Portfolio. Previously filed as Exhibit (d)(10)(xvi) on April 29, 2025 and incorporated by reference herein.

(d)(10)(xvii)	Advisory Fee Waiver Agreement — Mid-Cap Growth Portfolio. Previously filed as Exhibit (d)(10)(xvii) on April 29, 2025 and incorporated by reference herein.

(d)(10)(xviii)	Advisory Fee Waiver Agreement — Capital Appreciation Portfolio. Previously filed as Exhibit (d)(10)(xviii) on October 1, 2025 and incorporated by reference herein.

(d)(11)(i)	Portfolio Management Agreement — BlackRock. Previously filed as Exhibit (d)(11)(i) on January 19, 2024 and incorporated by reference herein.

(d)(11)(ii)	PSF Interim Management Agreement — BlackRock Investment Management, LLC (BlackRock) for Large-Cap Growth. Previously filed as Exhibit (d)(h)(6) on January 22, 2013 and incorporated by reference herein.

(d)(11)(iii)	Amendment No. 2 to Portfolio Management Agreement – BlackRock . Previously filed as Exhibit (d)(h)(7) on April 30, 2013 and incorporated by reference herein.

(d)(11)(iv)	Amendment No. 3 to Portfolio Management Agreement – BlackRock . Previously filed as Exhibit (d)(h)(8) on January 17, 2014 and incorporated by reference herein.

(d)(11)(v)	Amendment and Novation to Portfolio Management Agreement — BlackRock. Previously filed as Exhibit (d)(h)(9) on June 30, 2016 and incorporated by reference herein.

(d)(11)(vi)	Amendment No. 4 to Portfolio Management Agreement — BlackRock. Previously filed as Exhibit (d)(h)(10) on February 1, 2017 and incorporated by reference herein.

(d)(11)(vii)	Amendment No. 5 to Portfolio Management Agreement —BlackRock. Previously filed as Exhibit (d)(10)(w) on October 22, 2020 and incorporated by reference herein.

(d)(11)(viii)	Amendment No. 6 to Portfolio Management Agreement — BlackRock. Previously filed as Exhibit (d)(11)(viii) on January 19, 2024 and incorporated by reference herein.

(d)(12)(i)	Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(n)(A) on April 29, 2008 and incorporated by reference herein.

(d)(12)(ii)	Amendment No. 2 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(n)(A)(2) on February 9, 2010 and incorporated by reference herein.

(d)(12)(iii)	Amendment No. 3 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(n)(A)(3) on January 18, 2011 and incorporated by reference herein.

(d)(12)(iv)	Amendment No. 4 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(n)(a)(4) on January 22, 2013 and incorporated by reference herein.

(d)(12)(v)	Amendment No. 5 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(n)(A)(5) on January 22, 2013 and incorporated by reference herein.

(d)(12)(vi)	Amendment No. 6 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(n)(A)(6) on June 30, 2016 and incorporated by reference herein.

(d)(12)(vii)	Amendment No. 7 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(n)(A)(7) on April 27, 2017 and incorporated by reference herein.

(d)(12)(viii)	Amendment No. 8 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(n)(A)(8) on February 1, 2019 and incorporated by reference herein.

(d)(12)(ix)	Amendment No. 9 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(12)(x) on October 22, 2020 and incorporated by reference herein.

(d)(12)(x)	Amendment No. 10 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(12)(x) on April 29, 2021 and incorporated by reference herein.

(d)(12)(xi)	Amendment No. 11 to the Portfolio Management Agreement — J.P. Morgan. Previously filed as Exhibit (d)(12)(xi) on April 28, 2022 and incorporated by reference herein.

(d)(12)(xii)	Amendment No. 12 to the Portfolio Management Agreement — J.P.Morgan. Previously filed as Exhibit (d)(12)(xii) on January 19, 2024 and incorporated by reference herein.

(d)(13)	Subadvisory Agreement — Janus Henderson Investors US LLC (formerly Janus Capital Management LLC (Janus). Previously filed as Exhibit (d)(13) on February 4, 2022 and incorporated by reference herein.

(d)(14)(i)	Amended and Restated Portfolio Management Agreement —MFS Investment Management (MFS). Previously filed as Exhibit (d)(s) on February 1, 2019 and incorporated by reference herein.

(d)(14)(ii)	Amendment No. 2 to the Amended and Restated Portfolio Management Agreement — MFS. Previously filed as Exhibit (d)(s)(2) on February 1, 2019 and incorporated by reference herein.

(d)(14)(iii)	Amendment No. 3 to the Amended and Restated Portfolio Management Agreement — MFS. Previously filed as Exhibit (d)(14)(iii) on April 28, 2020 and incorporated by reference herein.

(d)(14)(iv)	Amendment No. 4 to the Amended and Restated Portfolio Management Agreement — MFS. Previously filed as Exhibit (d)(13)(iv) on January 20, 2021 and incorporated by reference herein.

(d)(14)(v)	Amendment No. 5 to the Amended and Restated Portfolio Management Agreement — MFS, filed herewith.

(d)(15)(i)	Portfolio Management Agreement — Pacific Investment Management Company LLC (PIMCO). Previously filed as Exhibit (d)(6) on October 3, 2003 and incorporated by reference herein.

(d)(15)(ii)	Amendment to Portfolio Management Agreement — PIMCO. Previously filed as Exhibit (d)(13) on January 26, 2005 and incorporated by reference herein.

(d)(15)(iii)	Amendment No.3 to Portfolio Management Agreement — PIMCO. Previously filed as Exhibit (d)(52) on January 24, 2006 and incorporated by reference herein.

(d)(15)(iv)	Consent to Transfer Portfolio Management Agreement — PIMCO. Previously filed as Exhibit (d)(v)(3) on January 18, 2008 and incorporated by reference herein.

(d)(15)(v)	Amendment No. 5 to Portfolio Management Agreement — PIMCO. Previously filed as Exhibit (d)(v)(4) on April 29, 2008 and incorporated by reference herein.

(d)(15)(vi)	Amendment No. 6 to Portfolio Management Agreement — PIMCO. Previously filed as Exhibit (d)(v)(5) on August 2, 2013 and incorporated by reference herein.

(d)(15)(vii)	Amendment No. 7 to Portfolio Management Agreement — PIMCO. Previously filed as Exhibit (d)(v)(6) on January 22, 2015 and incorporated by reference herein.

(d)(15)(viii)	Amendment No. 8 to Portfolio Management Agreement — PIMCO, filed herewith.

(d)(15)(ix)	Amendment No. 9 to Portfolio Management Agreement — PIMCO. Previously filed as Exhibit (d)(v)(8) on April 24, 2015 and incorporated by reference herein.

(d)(15)(x)	Amendment and Novation to Portfolio Management Agreement — PIMCO. Previously filed as Exhibit (d)(v)(9) on June 30, 2016 and incorporated by reference herein.

(d)(15)(xi)	Amendment No. 10 to Subadvisory Agreement — PIMCO. Previously filed as Exhibit (15)(x) on January 20, 2021 and incorporated by reference herein.

(d)(15)(xii)	Amendment No. 11 to Subadvisory Agreement — PIMCO. Previously filed as Exhibit (d)(15)(xi) on April 29, 2025 and incorporated by reference herein.

(d)(16)(i)	No Longer Applicable.

(d)(17)(i)	Subadvisory Agreement – Aristotle Pacific Capital LLC (Aristotle Pacific). Previously filed as Exhibit (d)(17)(i) on April 27, 2023 and incorporated by reference herein.

(d)(18)(i)	Portfolio Management Agreement — SSGA Fund Management, Inc. (SSGA). Previously filed as Exhibit (d)(dd) on February 9, 2010 and incorporated by reference herein.

(d)(18)(ii)	Amendment No. 1 to Portfolio Management Agreement — SSGA. Previously filed as Exhibit (d)(dd)(1) on January 17, 2014 and incorporated by reference herein.

(d)(18)(iii)	Amendment No. 2 to Portfolio Management Agreement — SSGA. Previously filed as Exhibit (d)(dd)(2) on August 5, 2015 and incorporated by reference herein.

(d)(18)(iv)	Amendment and Novation to Portfolio Management Agreement — SSGA. Previously filed as Exhibit (d)(dd)(3) on June 30, 2016 and incorporated by reference herein.

(d)(19)	No Longer Applicable.

(d)(20)	Subadvisory Agreement — Franklin Mutual Advisers, LLC (Franklin). Previously filed as Exhibit (d)(gg)(2) on February 1, 2019 and incorporated by reference herein.

(d)(20)(i)	Amendment No. 1 to the Subadvisory Agreement — Franklin. Previously filed as Exhibit (d)(20)(i) on January 19, 2024 and incorporated by reference herein.

(d)(21)(i)	Portfolio Management Agreement — T. Rowe Price Associates, Inc. (T. Rowe). Previously filed as Exhibit (d)(hh) on January 18, 2011 and incorporated by reference herein.

(d)(21)(ii)	Amendment No. 1 to the Subadvisory Agreement — T. Rowe. Previously filed as Exhibit (d)(hh)(1) on April 27, 2011 and incorporated by reference herein.

(d)(21)(iii)	Amendment No. 2 to the Subadvisory Agreement — T. Rowe. Previously filed as Exhibit (d)(hh)(2) on January 22, 2015 and incorporated by reference herein.

(d)(21)(iv)	Amendment and Novation to Subadvisory Agreement — T. Rowe. Previously filed as Exhibit (d)(hh)(3) on June 30, 2016 and incorporated by reference herein.

(d)(21)(v)	Amendment No. 3 to the Subadvisory Agreement — T. Rowe. Previously filed as Exhibit (d)(21)(v) on February 3, 2023 and incorporated by reference herein.

(d)(21)(vi)	Amended and Restated Subadvisory Agreement — T. Rowe. Previously filed as Exhibit (d)(21)(vi) on October 1, 2025 and incorporated by reference herein.

(d)(22)(i)	Portfolio Management Agreement — Invesco Advisers, Inc. (Invesco). Previously filed as Exhibit (d)(ii) on January 18, 2011 and incorporated by reference herein.

(d)(22)(ii)	Amendment No. 1 to Portfolio Management Agreement — Invesco. Previously filed as Exhibit (d)(ii)(1) on April 27, 2011 and incorporated by reference herein.

(d)(22)(iii)	Amendment and Novation to Portfolio Management Agreement — Invesco. Previously filed as Exhibit (d)(ii)(2) on June 30, 2016 and incorporated by reference herein.

(d)(22)(iv)	Amendment No. 2 to Portfolio Management Agreement — Invesco. Previously filed as Exhibit (d)(ii)(3) on February 1, 2017 and incorporated by reference herein.

(d)(22)(v)	Amendment No. 3 to Portfolio Management Agreement — Invesco. Previously filed as Exhibit (d)(22)(v) on February 4, 2022 and incorporated by reference herein.

(d)(22)(vi)	Amendment No. 4 to Subadvisory Agreement — Invesco. Previously filed as Exhibit (d)(22)(vi) on April 29, 2025 and incorporated by reference herein.

(d)(23)(i)	No Longer Applicable.

(d)(24)(i)	No Longer Applicable.

(d)(24)(ii)	No Longer Applicable.

(d)(24)(iii)	No Longer Applicable.

(d)(25)(i)	No Longer Applicable.

(d)(26)(i)	No Longer Applicable.

(d)(27)(i)	Subadvisory Agreement — Robeco Investment Management, Inc., d/b/a Boston Partners. Previously filed as Exhibit (d)(ss) on April 24, 2015 and incorporated by reference herein.

(d)(27)(ii)	Amendment and Novation to Subadvisory Agreement — Robeco Investment Management, Inc., d/b/a Boston Partners. Previously filed as Exhibit (d)(ss)(1) on June 30, 2016 and incorporated by reference herein.

(d)(27)(iii)	Amendment No. 2 to Subadvisory Agreement — Boston Partners Global Investors, Inc. (Boston Partners) Previously filed as Exhibit (d)(ss)(2) on February 1, 2017 and incorporated by reference herein.

(d)(28)	Subadvisory Agreement — Wellington Management Company LLP (Wellington). Previously filed as Exhibit (d)(uu) on April 27, 2017 and incorporated by reference herein.

(d)(29)	Subadvisory Agreement – Principal Real Estate Investors LLC (Principal REI). Previously filed as Exhibit (d)(ww) on April 27, 2018 and incorporated by reference herein.

(d)(30)	No Longer Applicable

(d)(31)	Subadvisory Agreement – American Century Investment Management, Inc. (American Century).Previously filed as Exhibit (d)(31) on January 20, 2021 and incorporated by reference herein.

(d)(31)(i)	Amendment No. 1 to Subadvisory Agreement — American Century. Previously filed as Exhibit (d)(31)(1) on April 26, 2024 and incorporated by reference herein.

(d)(32)	Subadvisory Agreement – ClearBridge Investments, LLC (ClearBridge). Previously filed as Exhibit (d)(32) on January 20, 2021 and incorporated by reference herein.

(d)(32)(i)	Amendment No. 1 to Subadvisory Agreement — ClearBridge. Previously filed as Exhibit (d)(32)(i) on October 19, 2021 and incorporated by reference herein.

(d)(33)	Subadvisory Agreement – Principal Global Investors, LLC (PGI). Previously filed as Exhibit (d)(33) on February 4, 2022 and incorporated by reference herein.

(d)(34)	Subadvisory Agreement – FIAM, LLC (FIAM). Previously filed as Exhibit (d)(34) on April 29, 2021 and incorporated by reference herein.

(d)(34)(i)	Amendment No. 1 to Subadvisory Agreement – FIAM. Previously filed as Exhibit (d)(34)(i) on February 4, 2022 and incorporated by reference herein.

(d)(34)(ii)	Amendment No. 2 to Subadvisory Agreement – FIAM. Previously filed as Exhibit (d)(34)(ii) on April 27, 2023 and incorporated by reference herein.

(d)(34)(iii)	Amendment No. 3 to Subadvisory Agreement — FIAM. Previously filed as Exhibit (d)(34)(iii) on April 26, 2024 and incorporated by reference herein.

(d)(35)	No Longer Applicable.

(d)(36)	Subadvisory Agreement — Loomis Sayles & Company, L.P. (Loomis). Previously filed as Exhibit (d)(36) on January 19, 2024 and incorporated by reference herein.

(d)(37)	Subadvisory Agreement — Fidelity Diversifying Solutions (FDS). Previously filed as Exhibit (d)(37) on October 11, 2024 and incorporated by reference herein.

(d)(38)	Subadvisory Agreement — Putnam Investment Management LLC (Putnam). Previously filed as Exhibit (d)(38) on February 3, 2025 and incorporated by reference herein.

(d)(39)	Subadvisory Agreement — Goldman Sachs Asset Management L.P. (GSAM). Previously filed as Exhibit (d)(39) on April 29, 2025 and incorporated by reference herein.

(d)(39)(i)	Amendment No. 1 to Subadvisory Agreement — GSAM, filed herewith.

(d)(40)	Subadvisory Agreement — Federated MDTA, LLC (Federated). Previously filed as Exhibit (d)(40) on April 29, 2025 and incorporated by reference herein.

(d)(41)	Subadvisory Agreement — T. Rowe Price Investment Management (TRPIM). Previously filed as Exhibit (d)(41) on October 1, 2025 and incorporated by reference herein.

(e)(1)	Distribution Agreement. Previously filed as Exhibit (e)(1) on January 18, 2008 and incorporated by reference herein.

(e)(2)	Amendment to Distribution Agreement. Previously filed as Exhibit (e)(23) on October 16, 2015 and incorporated by reference herein.

(e)(3)	Amendment and Novation to Distribution Agreement. Previously filed as Exhibit (e)(25) on June 30, 2016 and incorporated by reference herein.

(e)(4)	Amendment to the Amended and Restated Distribution Agreement (2025). Previously filed as Exhibit (e)(4) on April 29, 2025 and incorporated by reference herein.

(e)(5)	Exhibit A to Amended and Restated Distribution Agreement (Capital Appreciation). Previously filed as Exhibit (e)(5) on October 1, 2025 and incorporated by reference herein.

(e)(5)(i)	Exhibit A to Amended and Restated Distribution Agreement (2026), to be filed by subsequent amendment.

(e)(6)	No Longer Applicable.

(f)(1)(i)	Pacific Select Fund Trustees’ Deferred Compensation Plan. Previously filed as Exhibit (f)(1)(i) on February 3, 2020 and incorporated by reference herein.

(f)(1)(ii)	Exhibits to Pacific Select Fund Trustees’ Deferred Compensation Plan, filed herewith.

(g)(1)	Custody and Investment Accounting Agreement. Previously filed as Exhibit (g)(1) on December 18, 2002 and incorporated by reference herein.

(g)(2)	Exhibit A to Custody and Investment Accounting Agreement — Equity Income and Research. Previously filed as Exhibit (g)(2) on October 7, 2002 and incorporated by reference herein.

(g)(3)(i)	Amendment to Custody and Investment Accounting Agreement. Previously filed as Exhibit (g)(3) on October 3, 2003 and incorporated by reference herein.

(g)(3)(ii)	Third Amendment to Custody and Investment Accounting Agreement. Previously filed as Exhibit (g)(3)(a) on April 28, 2010 and incorporated by reference herein.

(g)(3)(iii)	Fourth Amendment to Custody and Investment Accounting Agreement. Previously filed as Exhibit (g)(3)(b) on April 27, 2011 and incorporated by reference herein.

(g)(3)(iv)	Custody and Investment Accounting Agreement Portfolio Optimization Portfolios and Inflation Protected. Previously filed as Exhibit (g)(3)(c) on January 6, 2012 and incorporated by reference herein.

(g)(3)(v)	Amendment to Custody and Investment Accounting Agreement (Capital Appreciation). Previously filed as Exhibit (g)(3)(v) on October 1, 2025 and incorporated by reference herein.

(g)(3)(vi)	Amendment to Custody and Investment Accounting Agreement (2026), to be filed by subsequent amendment.

(g)(4)	Form of Financial Services Agreement. Previously filed as Exhibit (g)(4) on February 7, 2003 and incorporated by reference herein.

(h)(1)(i)	Amended and Restated Transfer Agency Agreement. Previously filed as Exhibit (h)(a)(17) on October 1, 2008 and incorporated by reference herein.

(h)(1)(ii)	Transfer Agency and Service Agreement (Class P Shares). Previously filed as Exhibit (h)(a)(19) on April 27, 2012 and incorporated by reference herein.

(h)(1)(iii)	Amendment and Novation to Transfer Agency and Service Agreement. Previously filed as Exhibit (h)(a)(29) on June 30, 2016 and incorporated by reference herein.

(h)(1)(iv)	Amendment to Transfer Agency and Service Agreement (Capital Appreciation). Previously filed as Exhibit (h)(1)(iv) on October 1, 2025 and incorporated by reference herein.

(h)(1)(v)	Amendment to Transfer Agency and Service Agreement (2026), to be filed by subsequent amendment.

(h)(2)(i)	Fund Participation Agreement. Previously filed as Exhibit (h)(2) on April 26, 2000 and incorporated by reference herein.

(h)(2)(ii)	Exhibit A to Fund Participation Agreement-Addition of Separate Account. Previously filed as Exhibit (h)(2)(ii) on October 1, 2025 and incorporated by reference herein.

(h)(2)(ii)(a)	No Longer Applicable.

(h)(2)(iii)	Exhibit B to Fund Participation Agreement. Previously filed as Exhibit (h)(2)(iii) on October 22, 2020 and incorporated by reference herein.

(h)(2)(v)	Amendment and Novation to Fund Participation Agreement. Previously filed as Exhibit (h)(b)(20) on June 30, 2016 and incorporated by reference herein.

(h)(3)(a)(i)	Expense Limitation Agreement. Previously filed as Exhibit (h)(d) on April 27, 2017 and incorporated by reference herein.

(h)(3)(a)(ii)	Amendment to the Expense Limitation Agreement. Previously filed as Exhibit (h)(d)(3) on April 27, 2018 and incorporated by reference herein.

(h)(3)(a)(iii)	Schedule A to the Expense Limitation Agreement (Capital Appreciation). Previously filed as Exhibit (h)(3)(a)(iii) on October 1, 2025 and incorporated by reference herein.

(h)(3)(a)(iv)	Schedule A to the Expense Limitation Agreement (2026), to be filed by subsequent amendment.

(h)(3)(b)(i)	Expense Limitation Agreement for Pacific Dynamix. Previously filed as Exhibit (h)(d)(1) on April 30, 2017 and incorporated by reference herein.

(h)(3)(b)(ii)	Schedule A to Expense Limitation Agreement for Pacific Dynamix (2025 updates). Previously filed as Exhibit (h)(3)(b)(ii) on April 29, 2025 and incorporated by reference herein.

(h)(3)(b)(iii)	Schedule A to Expense Limitation Agreement for Pacific Dynamix (2026 updates), to be filed by subsequent amendment.

(h)(4)(i)	Administration Agreement. Previously filed as Exhibit (h)(4)(i) on February 3, 2025 and incorporated by reference herein.

(h)(4)(i)(a)	Schedule 1 to Administration Agreement. Previously filed as Exhibit (h)(4)(i)(a) on October 1, 2025 and incorporated by reference herein.

(h)(4)(i)(b)	Schedule 1 to Administration Agreement, to be filed by subsequent amendment.

(h)(4)(ii)	Administration Fee Waiver Agreement (2025, 2026, 2027). Previously filed as Exhibit (h)(4)(ii) on February 3, 2025 and incorporated by reference herein.

(h)(5)(i)	Service Agreement. Previously filed as Exhibit (h)(f) on April 29, 2008 and incorporated by reference herein.

(h)(5)(ii)	Amendment and Novation to Service Agreement. Previously filed as Exhibit (h)(f)(11) on June 30, 2016 and incorporated by reference herein.

(h)(5)(iii)	Amendment to Service Agreement (Intermediate Bond Portfolio and PD Mid-Cap Index Portfolio). Previously filed as Exhibit (h)(5)(iii) on October 22, 2020 and incorporated by reference herein.

(h)(5)(iv)	Amendment to Service Agreement (International Growth Portfolio and ESG Diversified Growth Portfolio). Previously filed as Exhibit (h)(5)(iv) on October 19, 2021 and incorporated by reference herein.

(h)(5)(v)	Amendment to Service Agreement (Capital Appreciation). Previously filed as Exhibit (h)(5)(v) on October 1, 2025 and incorporated by reference herein.

(h)(5)(vi)	Amendment to Service Agreement (2026), to be filed by subsequent amendment.

(h)(6)	Indemnification Agreement – Trustees (2025). Previously filed as Exhibit (h)(6) on April 29, 2025 and incorporated by reference herein.

(h)(6)(i)	No Longer Applicable.

(h)(7)(i)	Fund of Funds Investment Agreement (Calvert). Previously filed as Exhibit (h)(7)(i) on February 4, 2022 and incorporated by reference herein.

(h)(7)(ii)	Fund of Funds Investment Agreement (DFA). Previously filed as Exhibit (h)(7)(ii) on February 4, 2022 and incorporated by reference herein.

(h)(7)(ii)(a)	Amendment No. 1 to the Fund of Funds Investment Agreement (DFA). Previously filed as Exhibit (h)(7)(ii)(a) on February 3, 2025 and incorporated by reference herein.

(h)(7)(iii)	Fund of Funds Investment Agreement (Fidelity). Previously filed as Exhibit (h)(7)(iii) on February 4, 2022 and incorporated by reference herein.

(h)(7)(iv)	Fund of Funds Investment Agreement (Goldman Sachs). Previously filed as Exhibit (h)(7)(iii) on April 28, 2022 and incorporated by reference herein.

(h)(7)(v)	No Longer Applicable.

(h)(7)(vi)	No Longer Applicable.

(h)(7)(vii)	Fund of Funds Investment Agreement (BlackRock). Previously filed as Exhibit (h)(7)(vii) on February 3, 2023 and incorporated by reference herein.

(h)(7)(viii)	Fund of Funds Investment Agreement (American Century). Previously filed as Exhibit (h)(7)(viii) on February 3, 2023 and incorporated by reference herein.

(h)(7)(ix)	Amendment No. 1 to the Fund of Funds Investment Agreement (American Century). Previously filed as Exhibit (h)(7)(ix) on January 19, 2024 and incorporated by reference herein.

(h)(7)(x)	Amendment No. 2 to the Fund of Funds Investment Agreement (American Century/Avantis). Previously filed as Exhibit (h)(7)(x) on April 26, 2024 and incorporated by reference herein.

(h)(8)(x)	No Longer Applicable.

(h)(9)	Fund of Funds Investment Agreement (Vanguard). Previously filed as Exhibit (h)(9) on April 26, 2024 and incorporated by reference herein.

(h)(10)	Securities Lending Program Agreement. Previously filed as Exhibit (h)(10) on April 29, 2025 and incorporated by reference herein.

(h)(10)(a)	Amendment to Amended and Restated Securities Lending Program Agreement (Capital Appreciation). Previously filed as Exhibit (h)(10)(a) on October 1, 2025 and incorporated by reference herein.

(i)(1)	Opinion and Consent of Counsel. Previously filed as Exhibit (10) on November 22, 1995 and incorporated by reference herein.

(i)(2)	Legal Opinion (International Equity Income Portfolio). Previously filed as Exhibit (i)(2) on December 19, 2019 and incorporated by reference herein.

(i)(3)	Legal Opinion (Intermediate Bond Portfolio and PD Mid-Cap Index Portfolio) Previously filed as Exhibit (i)(3) on October 22, 2020 and incorporated by reference herein.

(i)(4)	Legal Opinion (ESG Diversified Portfolio and Hedged Equity Portfolio). Previously filed as Exhibit (i)(4) on April 29, 2021 and incorporated by reference herein.

(i)(5)	Legal Opinion (International Growth Portfolio and ESG Diversified Growth Portfolio). Previously filed as Exhibit (i)(5) on October 19, 2021 and incorporated by reference herein.

(i)(6)	Legal Opinion (Pacific Dynamix —Aggressive Growth Portfolio). Previously filed as Exhibit (i)(6) on April 26, 2024 and incorporated by reference herein.

(i)(7)	Legal Opinion (PBA Portfolios). Previously filed as Exhibit (i)(7) on October 11, 2024 and incorporated by reference herein.

(i)(8)	Legal Opinion (Capital Appreciation). Previously filed as Exhibit (i)(8) on October 1, 2025 and incorporated by reference herein.

(j)	Consent of Independent Registered Public Accounting Firm, to be filed by subsequent amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)(i)	Service Plan. Previously filed as Exhibit (m) on June 30, 2016 and incorporated by reference herein.

(m)(1)(ii)	Schedule A to Service Plan – Class I (Capital Appreciation). Previously filed as Exhibit (m)(1)(ii) on October 1, 2025 and incorporated by reference herein.

(m)(1)(ii)(a)	Schedule A to Service Plan – Class I (2026), to be filed by subsequent amendment.

(m)(1)(iii)	No Longer Applicable.

(m)(2)(i)	No Longer Applicable.

(m)(2)(ii)	No Longer Applicable.

(n)(1)	Pacific Select Fund Multi-Class Plan. Previously filed as Exhibit (n) on June 30, 2016 and incorporated by reference herein.

(n)(2)	Amendment to the Amended and Restated Multi-Class Plan (Class P) with Schedule A. Previously filed as Exhibit (n)(3) on April 29, 2019 and incorporated by reference herein.

(n)(3)	Schedule A to the Amended and Restated Multi-Class Plan (Capital Appreciation). Previously filed as Exhibit (n)(3) on October 1, 2025 and incorporated by reference herein.

(n)(3)(i)	Schedule A to the Amended and Restated Multi-Class Plan (2026), to be filed by subsequent amendment.

(o)	Reserved.

(p)(1)	Code of Ethics — Pacific Select Fund. Previously filed as Exhibit (p)(1) on January 31, 2018 and incorporated by reference herein.

(p)(2)	Code of Ethics — Janus Henderson Investors US, LLC. Previously filed as Exhibit (p)(2) on April 29, 2025 and incorporated by reference herein.

(p)(3)	Code of Ethics — BlackRock Investment Management LLC. Previously filed as Exhibit (p)(3) on April 29, 2025 and incorporated by reference herein.

(p)(4)	Code of Ethics — Pacific Investment Management Company LLC. Previously filed as Exhibit (p)(4) on April 29, 2025 and incorporated by reference herein.

(p)(5)	Code of Ethics — ClearBridge Investments, LLC. Previously filed as Exhibit (p)(5) on April 29, 2025 and incorporated by reference herein.

(p)(6)	Code of Ethics — Pacific Life Fund Advisors LLC. Previously filed as Exhibit (p)(6) on October 11, 2024 and incorporated by reference herein.

(p)(7)	Code of Ethics — MFS Investment Management, filed herewith.

(p)(8)	Code of Ethics — Pacific Select Fund Independent Trustees. Previously filed as Exhibit (p)(8) on July 19, 2021 and incorporated by reference herein.

(p)(9)	No Longer Applicable.

(p)(10)	Code of Ethics — J.P. Morgan Investment Management Inc. Previously filed as Exhibit (p)(10) on April 29, 2025 and incorporated by reference herein.

(p)(11)	No Longer Applicable.

(p)(12)	No Longer Applicable.

(p)(13)	Code of Ethics – SSGA. Previously filed as Exhibit (p)(13) on April 29, 2025 and incorporated by reference herein.

(p)(14)	No Longer Applicable.

(p)(15)	Code of Ethics — Franklin Advisory Services. LLC, filed herewith.

(p)(16)	Code of Ethics — T. Rowe Price and TRPIM. Previously filed as Exhibit (p)(16) on April 27, 2023 and incorporated by reference herein.

(p)(17)	Code of Ethics — Invesco Advisers, Inc. Previously filed as Exhibit (p)(17) on April 26, 2024 and incorporated by reference herein.

(p)(18)	Code of Ethics — Loomis. Previously filed as Exhibit (p)(18) on April 29, 2025 and incorporated by reference herein.

(p)(19)	Code of Ethics — Putnam, filed herewith.

(p)(20)	No Longer Applicable.

(p)(21)	No Longer Applicable.

(p)(22)	No Longer Applicable

(p)(23)	Code of Ethics — Pacific Select Distributors, LLC. Previously filed as Exhibit (p)(23) on January 20, 2021 and incorporated by reference herein.

(p)(24)	No Longer Applicable.

(p)(25)	Code of Ethics — Boston Partners. Previously filed as Exhibit (p)(25) on April 29, 2025 and incorporated by reference herein.

(p)(26)	Code of Ethics — Principal Global Investors, LLC. Previously filed as Exhibit (p)(26) on April 29, 2025 and incorporated by reference herein.

(p)(27)	Code of Ethics — Wellington. Previously filed as Exhibit (p)(27) on April 26, 2024 and incorporated by reference herein.

(p)(28)	No Longer Applicable.

(p)(29)	Code of Ethics – Principal Real Estate Investors LLC. Previously filed as Exhibit (p)(29) on April 26, 2024 and incorporated by reference herein.

(p)(30)	No Longer Applicable.

(p)(31)	No Longer Applicable.

(p)(32)	Code of Ethics – Aristotle Pacific. Previously filed as Exhibit (p)(32) on April 29, 2025 and incorporated by reference herein.

(p)(33)	Code of Ethics – American Century Investment Management Inc. Previously filed as Exhibit (p)(33) on April 29, 2025 and incorporated by reference herein.

(p)(34)	Code of Ethics – FDS and FIAM. Previously filed as Exhibit (p)(34) on April 29, 2025 and incorporated by reference herein.

(p)(35)	Code of Ethics – Geode. Previously filed as Exhibit (p)(35) on April 29, 2025 and incorporated by reference herein.

(p)(36)	Code of Ethics – GSAM. Previously filed as Exhibit (p)(36) on April 29, 2025 and incorporated by reference herein.

(p)(37)	Code of Ethics – Federated. Previously filed as Exhibit (p)(37) on April 29, 2025 and incorporated by reference herein.

(99)	Power of Attorney dated June 18, 2025. Previously filed as Exhibit (99) on July 17, 2025 and incorporated by reference herein.

Item 29. Persons Controlled by or Under Common Control with the Fund

Pacific Life Insurance Company (“Pacific Life”), on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company (“PL&A”), on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I, (collectively referred to as “Separate Accounts”), owns of record the outstanding shares of the Series of Registrant. Pacific Life and PL&A will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.

Item 30. Indemnification

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust.

Title 12, Chapter 38, Section 3817 of the Delaware Code and Article VIII of the Registrant’s Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant’s registration statement, provide for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s Agreement and Declaration of Trust and By-Laws, the Delaware Statutory Trust Act, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which the investment adviser (which includes each sub-adviser) and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in Schedule A (as updated by Schedule C to the extent it relates to Schedule A) of each investment adviser’s Form ADV as currently on file with the SEC, and the text of such Schedule(s) is hereby incorporated by reference.

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.

Pacific Life Fund Advisors LLC	700 Newport Center Drive Newport Beach, CA 92660	801-15057

American Century Investment Management, Inc.	4500 Main Street Kansas City, MO 64111	801-8174

Aristotle Pacific Capital, LLC	840 Newport Center Drive 7th Floor Newport Beach, CA 92660	801-117402

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.

BlackRock Investment Management, LLC	1 University Square Drive Princeton, NJ 08540	801-56972

Boston Partners Global Investors, Inc.	One Beacon Street 30th Floor Boston, MA 02108	801-61786

ClearBridge Investments, LLC	One Madison Avenue 18th Floor New York, NY 10010	801-64710

Federated MDTA LLC	125 High Street Oliver Tower, 21st Floor Boston, MA 02110	801-55094

FIAM LLC	900 Salem Street Smithfield, RI 02917	801-63658

Fidelity Diversifying Solutions LLC	245 Summer St. Boston, MA 02110	801-122572

Franklin Mutual Advisers, LLC	101 John F. Kennedy Parkway Short Hills, NJ 07078	801-53068

Geode Capital Management, LLC	100 Summer Street 12th Floor Boston, MA 02110	801-61117

Goldman Sachs Asset Management, L.P.	200 West Street New York, NY 10282	801-37591

Invesco Advisers, Inc.	1331 Spring Street NW Suite 2500 Atlanta, GA 30309	801-33949

Janus Henderson Investors US LLC	151 Detroit Street Denver, CO 80206	801-13991

J.P. Morgan Investment Management Inc.	270 Park Avenue New York, NY 10017	801-21011

Loomis Sayles & Company, L.P.	One Financial Center Boston, MA 02111	801-170

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.

Massachusetts Financial Services Company, d/b/a MFS Investment Management	111 Huntington Avenue Boston, MA 02199	801-17352

Pacific Investment Management Company LLC	650 Newport Center Drive Newport Beach, CA 92660	801-48187

Principal Global Investors, LLC	801 Grand Avenue Des Moines, IA 50392	801-55959

Principal Real Estate Investors, LLC	801 Grand Avenue Des Moines, IA 50392	801-55618

Putnam Investment Management, LLC	100 Federal Street Boston, MA 02110	801-7974

SSGA Funds Management, Inc.	1 Congress Street Boston, MA 02114	801-60103

T. Rowe Price Associates, Inc.	100 East Pratt Street Baltimore, MD 21202	801-856

T. Rowe Price Investment Management, Inc.	1307 Point Street Baltimore, MD 21231	801-121434

Wellington Management Company LLP	280 Congress Street Boston, MA 02210	801-15908

Item 32. Principal Underwriters

(a)	Pacific Select Distributors, LLC (“PSD”), member FINRA & SIPC, serves as underwriter and distributor of shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life Insurance Company (“Pacific Life”), an affiliate of Pacific Life Fund Advisors LLC (“PLFA”).

(b)

Name and Principal Business Address (1)	Positions and Offices with Underwriter	Positions and Offices with Registrant
Geoffrey P. Kissel	Chief Executive Officer	None

Trevor T. Smith	Vice President, Principal Financial Officer & Principal Operations Officer	Vice President & Treasurer

Name and Principal Business Address (1)	Positions and Offices with Underwriter	Positions and Offices with Registrant
Thomas Gibbons	Senior Vice President, Development & Tax	None

Suzanne M. LaRoque	Assistant Vice President & Chief Compliance Officer	None

Barbara A. Dare	Senior Vice President, Operations	None

Starla C. Yamauchi	Vice President & Secretary	Vice President & Secretary

Amie H. Chen	Assistant Vice President, Tax	None

Dominic P. Faso	Vice President & Treasurer	None

Christopher Ritondo	Assistant Vice President	None

Erica A. Puckett	Assistant Secretary	None

(1)	Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at PLFA at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016. Other documents, as applicable, may be primarily maintained at the individual offices of each sub-adviser at their principal business address as listed above in Item 31.

With regard to the Registrant’s 17a-7 transactions and pursuant to Rule 17a-7 of the Investment Company Act of 1940, the identity of the counterparty required to be maintained by Registrant will be maintained by PLFA, as noted above, other than portfolios managed by American Century Investment Management, Inc., FIAM LLC, MFS Investment Management, Pacific Investment Management Company LLC, T. Rowe Price Associates, Inc. and Wellington Management Company LLP. For these portfolios, the subadvisers will maintain this information at their offices at their principal business address as listed above in Item 31.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Pacific Select Fund, certifies that it has duly caused this Post-Effective Amendment No. 178 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on this 2nd day of February 2026.

PACIFIC SELECT FUND

By:	/s/ Mark Karpe
Mark Karpe
Assistant Vice President and Assistant Secretary
Pacific Select Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 178 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE
/s/ Michael F. Anderson	Chief Executive Officer and President	February 2, 2026
Michael F. Anderson	(Principal Executive Officer

Trevor T. Smith	Assistant Vice President and Treasurer	February 2, 2026
(Principal Financial and Accounting Officer)

Nooruddin Veerjee	Chairman of the Board and Trustee	February 2, 2026

Gale K. Caruso	Trustee	February 2, 2026

Andrew J. Iseman	Trustee	February 2, 2026

Paul A. Keller	Trustee	February 2, 2026

Lucie H. Moore	Trustee	February 2, 2026

*By: /s/ Mark Karpe		February 2, 2026
Mark Karpe
as attorney-in-fact pursuant to power of attorney filed herewith.

Pacific Select Fund

Power of Attorney

The undersigned Trustees and officers of Pacific Select Fund (the “Trust”) hereby appoint Anthony Zacharski, Laurie A. Dee, Greg Larson, Mark Karpe, Audrey L. Cheng, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.

The undersigned Trustees and officers of the Trust hereby execute this Power of Attorney effective the 18th day of June 2025.

NAME	TITLE

/s/ Jason (Jay) Orlandi
Jason (Jay) Orlandi	Chief Executive Officer, President, and Trustee

/s/ Nooruddin (Rudy) Veerjee
Nooruddin (Rudy) Veerjee	Chairman and Trustee

/s/ Gale K. Caruso
Gale K. Caruso	Trustee

/s/ Andrew J. Iseman
Andrew J. Iseman	Trustee

/s/ Paul A. Keller
Paul A. Keller	Trustee

/s/ Lucie H. Moore
Lucie H. Moore	Trustee

/s/ Trevor T. Smith
Trevor T. Smith	Vice President and Treasurer

PACIFIC SELECT FUND

EXHIBIT INDEX

(d)(14)(v)	Amendment No. 5 to the Amended and Restated Portfolio Management Agreement
(d)(15)(viii)	Amendment No. 8 to Portfolio Management Agreement
(d)(39)(i)	Amendment No. 1 to Subadvisory Agreement — GSAM
(f)(1)(ii)	Exhibits to Pacific Select Fund Trustees’ Deferred Compensation Plan
(p)(7)	Code of Ethics — MFS Investment Management
(p)(15)	Code of Ethics — Franklin Advisory Services. LLC
(p)(19)	Code of Ethics — Putnam